As filed with the Securities and Exchange Commission on February 26, 2009

File No. 333-02381/811-07589

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /

Pre-Effective Amendment No.          / /

Post-Effective Amendment No. 76 / X /

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940          / X /

Amendment No. 78  / X /

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant's Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O'Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on February 27, 2009 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (Date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE HARTFORD MUTUAL FUNDS

Class A, Class B and Class C Shares

Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities or

passed upon the adequacy of this

Prospectus. Any representation to

the contrary is a criminal offense.

Equity Funds	Fixed Income Funds
The Hartford Advisers Fund	The Hartford Floating Rate Fund
The Hartford Balanced Income Fund	The Hartford High Yield Fund
The Hartford Capital Appreciation Fund	The Hartford High Yield Municipal Bond Fund
The Hartford Capital Appreciation II Fund	The Hartford Income Fund
The Hartford Disciplined Equity Fund	The Hartford Inflation Plus Fund
The Hartford Diversified International Fund	The Hartford Money Market Fund
The Hartford Dividend And Growth Fund	The Hartford Short Duration Fund
The Hartford Equity Income Fund	The Hartford Strategic Income Fund
The Hartford Fundamental Growth Fund	The Hartford Tax-Free California Fund
The Hartford Global Communications Fund	The Hartford Tax-Free National Fund
The Hartford Global Equity Fund	The Hartford Total Return Bond Fund
The Hartford Global Financial Services Fund	The Hartford U.S. Government Securities Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund	Funds of Funds
The Hartford Global Technology Fund	The Hartford Checks And Balances Fund
The Hartford Growth Fund	The Hartford Equity Growth Allocation Fund
The Hartford Growth Opportunities Fund	The Hartford Growth Allocation Fund
The Hartford International Growth Fund	The Hartford Balanced Allocation Fund
The Hartford International Opportunities Fund	The Hartford Conservative Allocation Fund
The Hartford International Small Company Fund	The Hartford Income Allocation Fund
The Hartford LargeCap Growth Fund	The Hartford Target Retirement 2010 Fund
The Hartford MidCap Fund	The Hartford Target Retirement 2020 Fund
The Hartford MidCap Growth Fund	The Hartford Target Retirement 2030 Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	5
The Hartford Advisers Fund	7
The Hartford Balanced Income Fund	11
The Hartford Capital Appreciation Fund	15
The Hartford Capital Appreciation II Fund	19
The Hartford Checks and Balances Fund	23
The Hartford Disciplined Equity Fund	28
The Hartford Diversified International Fund	31
The Hartford Dividend and Growth Fund	34
The Hartford Equity Income Fund	37
The Hartford Floating Rate Fund	40
The Hartford Fundamental Growth Fund	44
The Hartford Global Communications Fund	48
The Hartford Global Equity Fund	53
The Hartford Global Financial Services Fund	57
The Hartford Global Growth Fund	61
The Hartford Global Health Fund	65
The Hartford Global Technology Fund	69
The Hartford Growth Fund	74
The Hartford Growth Opportunities Fund	78
The Hartford High Yield Fund	82
The Hartford High Yield Municipal Bond Fund	86
The Hartford Income Fund	90
The Hartford Inflation Plus Fund	95
The Hartford International Growth Fund	100
The Hartford International Opportunities Fund	104
The Hartford International Small Company Fund	108
The Hartford LargeCap Growth Fund	112
The Hartford MidCap Fund	116
The Hartford MidCap Growth Fund	119
The Hartford MidCap Value Fund	123
The Hartford Money Market Fund	127
The Hartford Select MidCap Value Fund	131
The Hartford Select SmallCap Value Fund	134
The Hartford Short Duration Fund	139
The Hartford Small Company Fund	144
The Hartford SmallCap Growth Fund	148
The Hartford Stock Fund	153
The Hartford Strategic Income Fund	156
The Hartford Tax-Free California Fund	161
The Hartford Tax-Free National Fund	165
The Hartford Total Return Bond Fund	169
The Hartford U.S. Government Securities Fund	174
The Hartford Value Fund	178
The Hartford Value Opportunities Fund	181
The Hartford Equity Growth Allocation Fund	185
The Hartford Growth Allocation Fund	190
The Hartford Balanced Allocation Fund	196
The Hartford Conservative Allocation Fund	202
The Hartford Income Allocation Fund	207
The Hartford Target Retirement 2010 Fund	212
The Hartford Target Retirement 2020 Fund	218
The Hartford Target Retirement 2030 Fund	224
Investment Strategies and Risks	230
The Investment Manager and Sub-Advisers	236
Classes of Shares	238
Distribution Arrangements	243
How To Buy And Sell Shares	246
Fund Distributions and Tax Matters	258

Financial Highlights	259
Fees Paid Indirectly	260
Payments from Affiliate	265
Fund Code, CUSIP Number and Symbol	267
For More Information	270

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class A, Class B and Class C shares of the funds. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds.
•	Class R3, Class R4 and Class R5 shares are offered to employer-sponsored retirement plans.
•	Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.
•	Class L shares are offered to certain qualified investors.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the following page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Asset Allocation Funds, together with the Checks and Balances Fund and the Target Retirement Funds, are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). With respect to the Checks and Balances Fund, HIFSCO administers the asset allocation program and provides portfolio management for this fund. The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Share Classes Offered by Each Hartford Mutual Fund

Share Classes

	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
•	Not currently available

THE HARTFORD ADVISERS FUND

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•	equities,
•	debt securities, and
•	money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are at the discretion of Wellington Management Company, LLP (“Wellington Management”) and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Fitch, Inc. (“Fitch”)), or if unrated, securities deemed by Wellington Management to be of comparable quality. These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 10.10% (2nd quarter, 2003) and the lowest quarterly return was

-16.96% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 Years
Class A Return Before Taxes	-36.03%	-3.75%	-0.99%
Class A Return After Taxes on Distributions	-36.62%	-4.99%	-2.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-23.37%	-3.59%	-1.29%
Class B Return Before Taxes	-36.17%	-3.74%	-1.00%
Class C Return Before Taxes	-33.46%	-3.32%	-1.09%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%
Barclays Capital Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.70%	4.64%	5.64%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Government/Credit Bond Index) is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.29%	0.39%	0.23%
Total annual operating expenses	1.18%	2.03%	1.87%
Less: Contractual expense reimbursement(3)	None	0.03%	None
Net annual operating expenses(3)	1.18%	2.00%	1.87%
(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.18%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 664	$ 703	$ 290
Year 3	$ 904	$ 934	$ 588
Year 5	$ 1,163	$ 1,290	$ 1,011
Year 10	$ 1,903	$ 2,137	$ 2,190

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 664	$ 203	$ 190
Year 3	$ 904	$ 634	$ 588
Year 5	$ 1,163	$ 1,090	$ 1,011
Year 10	$ 1,903	$ 2,137	$ 2,190

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Advisers Fund paid HIFSCO an effective management fee equal to 0.64% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.690% of the first $500 million, 0.625% of the next $500 million, 0.575% of the next $4 billion, 0.5725% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity portion of the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for the past four years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Higgins was an investment professional with The Boston Company Asset Management (1988 – 2005).

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income and money market portion of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years. Mr. Gootkind joined Wellington Management as an investment professional in 2000.

THE HARTFORD BALANCED INCOME FUND

INVESTMENT GOAL. The Hartford Balanced Income Fund seeks to provide current income with growth of capital as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in a mix of equity securities and fixed income investments. Under normal circumstances, the fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%. Allocation decisions within these bands are at the discretion of the fund’s sub-adviser, Wellington Management, and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The equity portion of the fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion. The fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.

The fixed income portion of the fund will invest primarily in investment grade debt (securities rated at least “BBB” by S&P or “Baa” by Moody’s or “BBB” by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality). The fixed income portion of the fund will additionally invest in other fixed income sectors including non-investment grade debt (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality) and emerging market debt. The fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities. Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities or “junk bonds.” The fund may invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 2.13% (3rd quarter, 2007) and the lowest quarterly return was

-7.51% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 07/31/06)
Class A Return Before Taxes	-23.01%	-5.93%
Class A Return After Taxes on Distributions	-24.31%	-7.26%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-14.88%	-5.68%
Class B Return Before Taxes	-23.02%	-5.53%
Class C Return Before Taxes	-19.95%	-4.45%
Russell 1000 Value Index	-36.85%	-13.41%
Barclays Capital Corporate Index	-4.94%	1.55%

Indices: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

The Barclays Capital Corporate Index (formerly known as the Lehman Brothers Corporate Index) is an unmanaged index and is the Corporate component of the U.S. Credit Index within the Barclays Capital U.S. Aggregate Bond Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.27%	0.41%	0.31%
Total annual operating expenses	1.25%	2.14%	2.04%
Less: Contractual expense reimbursement (3)	None	0.14%	0.04%
Net annual operating expenses(3)	1.25%	2.00%	2.00%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.25%, 2.00% and 2.00%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 670	$ 703	$ 303
Year 3	$ 925	$ 957	$ 636
Year 5	$ 1,199	$ 1,336	$ 1,095
Year 10	$ 1,978	$ 2,234	$ 2,366

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 670	$ 203	$ 203
Year 3	$ 925	$ 657	$ 636
Year 5	$ 1,199	$ 1,136	$ 1,095
Year 10	$ 1,978	$ 2,234	$ 2,366

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Balanced Income Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.725% of the first $250 million, 0.700% of the next $250 million, 0.675% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Lucius T. Hill, III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the fund since its inception in 2006 and for clients of the firm for at least the past five years. Mr. Hill joined Wellington Management as an investment professional in 1993.

Scott I. St. John, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fixed income portion of the fund since its inception in 2006 and for clients of the firm for the past five years. Mr. St. John joined Wellington Management as an investment professional in 2003.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity portion of the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006.

THE HARTFORD CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund generally will not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a “stock picking” approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 36.81% (4th quarter, 1999) and the lowest quarterly return was

-26.09% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-49.06%	-1.46%	5.42%
Class A Return After Taxes on Distributions	-49.32%	-2.55%	3.89%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-31.89%	-1.19%	4.18%
Class B Return Before Taxes	-49.20%	-1.41%	5.39%
Class C Return Before Taxes	-47.02%	-1.03%	5.29%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-1.95%	-0.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-49.06%	-1.46%	5.42%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(2)	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%(3)	1.00%	1.00%
Other expenses	0.21%	0.26%	0.18%
Total annual operating expenses(4)	1.11%	1.91%	1.83%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)	Effective November 1, 2008, HIFSCO has added additional breakpoints to the management fee schedule.
(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.29%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 657	$ 694	$ 286
Year 3	$ 883	$ 900	$ 576
Year 5	$ 1,128	$ 1,232	$ 990
Year 10	$ 1,827	$ 2,025	$ 2,148

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 657	$ 194	$ 186
Year 3	$ 883	$ 600	$ 576
Year 5	$ 1,128	$ 1,032	$ 990
Year 10	$ 1,827	$ 2,025	$ 2,148

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation Fund paid HIFSCO an effective management fee equal to 0.66% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1996. Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 1998. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential. The fund may trade securities actively.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies, each of which includes one or more specific portfolio management approaches. Each approach is focused on total return, and together the strategies represent an opportunistic, flexible and diversified fund profile. The fund is organized as follows:

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in common stocks covering a broad range of industries, companies, and market capitalizations that Wellington Management believes are undervalued and have the potential for appreciation.

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In aggregate managers in this sleeve will invest in companies across a range of market capitalizations, industries and countries.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 9.89% (2nd quarter, 2007) and the lowest quarterly return was

-22.59% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 04/29/05)
Class A Return Before Taxes	-45.99%	-3.07%
Class A Return After Taxes on Distributions	-45.99%	-3.97%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-29.89%	-2.86%
Class B Return Before Taxes	-46.18%	-3.06%
Class C Return Before Taxes	-43.86%	-2.25%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-4.46%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.91%	0.91%	0.91%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.24%	0.36%	0.23%
Total annual operating expenses(3)	1.40%	2.27%	2.14%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 685	$ 730	$ 317
Year 3	$ 969	$ 1,009	$ 670
Year 5	$ 1,274	$ 1,415	$ 1,149
Year 10	$ 2,137	$ 2,387	$ 2,472

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 685	$ 230	$ 217
Year 3	$ 969	$ 709	$ 670
Year 5	$ 1,274	$ 1,215	$ 1,149
Year 10	$ 2,137	$ 2,387	$ 2,472

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation II Fund paid HIFSCO an effective management fee equal to 0.91% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $250 million, 0.950% of the next $250 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund has employed a multiple portfolio manager structure since its inception in 2005. The five portfolio managers with the most significant responsibilities are set forth below:

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Carmen joined Wellington Management as an investment professional in 1999.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Palmer joined Wellington Management as an investment professional in 1998.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Choumenkovitch joined the firm as an investment professional in 1995.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Pannell joined Wellington Management as an investment professional in 1974.

THE HARTFORD CHECKS AND BALANCES FUND

INVESTMENT GOAL. The Hartford Checks and Balances Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of Hartford Mutual Funds (“Underlying Funds”): The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and The Hartford Total Return Bond Fund. The fund will make equal allocations (one-third each) of its assets to the Underlying Funds. The fund’s asset allocation and rebalancing strategy provides a system of “checks and balances” that provides diversification and prevents a single investment strategy from dominating the fund. The fund will not be actively managed, and the fund's assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the fund's investment in any single Underlying Fund deviates from the target allocation by more than 5%.

The Underlying Funds use a broad array of investment strategies, and may invest in a wide variety of instruments. Each Underlying Fund's investment goal and principal investment strategy are summarized below. The fund may add to or change the Underlying Funds in which the fund invests without the approval of shareholders. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled “Investment Goal and Principal Investment Strategies of the Underlying Funds”.

The Hartford Capital Appreciation Fund’s goal is growth of capital. The Fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

The Hartford Dividend and Growth Fund’s goal is a high level of current income consistent with growth of capital. The Fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by its sub-adviser. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund’s portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, the fund’s sub-adviser evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

The Hartford Total Return Bond Fund’s goal is a competitive total return, with income as a secondary objective. The Fund, under normal circumstances, invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch or securities which, if unrated, are determined by Hartford Investment Management Company (“Hartford Investment Management”) to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as “junk bonds”. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The Hartford Total Return Bond Fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total return for calendar year 2008

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 3.30% (3rd quarter, 2007) and the lowest quarterly return was

-15.26% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 05/31/07)
Class A Return Before Taxes	-32.66%	-20.35%
Class A Return After Taxes on Distributions	-33.41%	-21.24%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-21.08%	-17.53%
Class B Return Before Taxes	-32.73%	-20.10%
Class C Return Before Taxes	-29.97%	-18.09%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	6.91%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-27.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-26.73%

Indices: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.17%	0.26%	0.17%
Acquired Fund fees and expenses	0.66%	0.66%	0.66%
Total annual operating expenses	1.08%	1.92%	1.83%
Less: Contractual expense reimbursement (3)	None	0.02%	None
Net annual operating expenses(3)	1.08%	1.90%	1.83%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.15%, 1.90% and 1.90%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every

$10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 654	$ 693	$ 286
Year 3	$ 875	$ 901	$ 576
Year 5	$ 1,113	$ 1,235	$ 990
Year 10	$ 1,795	$ 2,023	$ 2,148

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 654	$ 193	$ 186
Year 3	$ 875	$ 601	$ 576
Year 5	$ 1,113	$ 1,035	$ 990
Year 10	$ 1,795	$ 2,023	$ 2,148

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Checks and Balances Fund paid HIFSCO an effective management fee equal to 0.00% of the fund’s average daily net assets.

PORTFOLIO MANAGEMENT. The fund is managed by HIFSCO’s Investment Oversight Committee, overseen by Vernon Meyer.

Vernon J. Meyer, CFA, Senior Vice President of HIFSCO and Chairman of the HIFSCO Investment Oversight Committee, has overseen the management of the fund since its inception (2007). Mr. Meyer has over 19 years of professional investment experience managing the money manager evaluation, selection and overall due diligence process. Prior to joining The Hartford in 2004, Mr. Meyer served as a vice president and managing director of MassMutual.

THE HARTFORD DISCIPLINED EQUITY FUND

INVESTMENT GOAL. The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion. The fund’s portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security, favoring those with attractive valuation, momentum, balance sheet and situations and events factors. Valuation factors capture cheapness. Balance Sheet factors analyze the quality of earnings and capital. Momentum factors focus on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. Situations and events factors exploit opportunities arising from idiosyncratic events or transient situations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 15.26% (4th quarter, 1999) and the lowest quarterly return was

-21.17% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 years
Class A Return Before Taxes	-41.16%	-4.10%	-2.14%
Class A Return After Taxes on Distributions	-41.29%	-4.26%	-2.40%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-26.76%	-3.52%	-1.90%
Class B Return Before Taxes	-41.13%	-4.02%	-2.14%
Class C Return Before Taxes	-38.81%	-3.67%	-2.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(2)	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%(3)	1.00%	1.00%
Other expenses	0.39%	0.59%	0.33%
Total annual operating expenses	1.39%	2.34%	2.08%
Less: Contractual expense reimbursement (4)	0.04%	0.44%	None
Net annual operating expenses(4)	1.35%	1.90%	2.08%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.35%, 2.10% and 2.10%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 693	$ 311
Year 3	$ 962	$ 988	$ 652
Year 5	$ 1,265	$ 1,411	$ 1,119
Year 10	$ 2,124	$ 2,404	$ 2,410

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 193	$ 211
Year 3	$ 962	$ 688	$ 652
Year 5	$ 1,265	$ 1,211	$ 1,119
Year 10	$ 2,124	$ 2,404	$ 2,410

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Disciplined Equity Fund paid HIFSCO an effective management fee equal to 0.80% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.675% of the next $500 million, 0.625% of next $4 billion, 0.6225% of next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

James A. Rullo, CFA, Senior Vice President and Director of the Quantitative Investment Group of Wellington Management, has served as portfolio manager for the fund since its inception in 1998. Mr. Rullo joined Wellington Management as an investment professional in 1994.

Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 1998. Mr. Chally joined Wellington Management in 1994 and has been an investment professional since 1996.

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

INVESTMENT GOAL. The Hartford Diversified International Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in foreign equity securities selected on the basis of potential for capital appreciation. The fund will seek to outperform the MSCI All Country World ex US Index. The MSCI All Country World ex US Index is currently comprised of forty-eight countries. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Under normal circumstances, the fund will invest in a broad range of companies across a broad range of countries. The fund may invest in companies of any market capitalization. The fund may trade securities actively.

The fund chooses the equity securities in which it invests using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies. Each strategy includes one or more specific portfolio management approaches that independently seek to provide total return. The fund does not allocate a set percentage to any specific strategy but instead seeks a flexible and diversified fund profile that maintains a significant allocation of investments across all three strategies. The three broad strategies the fund will pursue are:

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In the aggregate, managers will invest in companies across a range of market capitalizations, industries and countries.

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies, market capitalizations and countries that managers believe have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies market capitalizations and countries that managers believe are undervalued and have the potential for appreciation.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.76%	0.74%	0.75%
Total annual operating expenses	2.01%	2.74%	2.75%
Less: Contractual expense reimbursement(3)	0.36%	0.34%	0.35%
Net annual operating expenses(3)	1.65%	2.40%	2.40%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.65%, 2.40% and 2.40%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 709	$ 743	$ 343
Year 3	$ 1,113	$ 1,118	$ 820

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 709	$ 243	$ 243
Year 3	$ 1,113	$ 818	$ 820

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For the fiscal year ended October 31, 2008, The Hartford Diversified International Fund paid HIFSCO an effective management fee equal to 1.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $500 million, 0.950% of the next $500 million, 0.900% of the next $4 billion, 0.8975% of the next $5 billion and 0.8950% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Cheryl M. Duckworth, CFA, Senior Vice President and Director, Research Portfolios of Wellington Management coordinates a team of global industry analysts that are involved in portfolio management and securities analysis for the fund and has served in this capacity for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

David Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management has been involved in portfolio management and securities analysis for the fund since December 2008. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Theodore B.P. Jayne, CFA, Vice President and Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Jayne joined Wellington Management as an investment professional in 1998.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Offit joined Wellington Management as an investment professional in 1997.

Vera M. Trojan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Trojan joined Wellington Management as an investment professional in 1989.

THE HARTFORD DIVIDEND AND GROWTH FUND

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies within the index ranged from approximately $489 million to $406 billion. The fund’s portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 15.08% (2nd quarter, 2003) and the lowest quarterly return was

-18.58% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-35.69%	-0.43%	1.48%
Class A Return After Taxes on Distributions	-36.10%	-1.46%	0.62%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-23.14%	-0.53%	1.02%
Class B Return Before Taxes	-35.90%	-0.50%	1.43%
Class C Return Before Taxes	-33.09%	-0.03%	1.35%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.22%	0.35%	0.21%
Total annual operating expenses(3)	1.09%	1.97%	1.83%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.25%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 655	$ 700	$ 286
Year 3	$ 878	$ 918	$ 576
Year 5	$ 1,118	$ 1,262	$ 990
Year 10	$ 1,806	$ 2,068	$ 2,148

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 655	$ 200	$ 186
Year 3	$ 878	$ 618	$ 576
Year 5	$ 1,118	$ 1,062	$ 990
Year 10	$ 1,806	$ 2,068	$ 2,148

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Dividend and Growth Fund paid HIFSCO an effective management fee equal to 0.62% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.5975% of the next $5 billion and 0.595% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000.

THE HARTFORD EQUITY INCOME FUND

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 7.98% (4th quarter, 2004) and the lowest quarterly return was

-15.60% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 Year	5 Years	LIFE OF FUND(SINCE 08/28/03)
Class A Return Before Taxes	-32.86%	-0.13%	2.07%
Class A Return After Taxes on Distributions	-33.53%	-1.13%	1.10%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-21.28%	-0.47%	1.42%
Class B Return Before Taxes	-32.95%	-0.17%	2.15%
Class C Return Before Taxes	-30.12%	0.32%	2.45%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.57%(1)

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1) Return is from 8/31/2003 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.21%	0.33%	0.19%
Total annual operating expenses	1.19%	2.06%	1.92%
Less: Contractual expense reimbursement(3)	None	0.06%	None
Net annual operating expenses(3)	1.19%	2.00%	1.92%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.25%, 2.00% and 2.00%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 665	$ 703	$ 295
Year 3	$ 907	$ 940	$ 603
Year 5	$ 1,168	$ 1,303	$ 1,037
Year 10	$ 1,914	$ 2,162	$ 2,243

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 665	$ 203	$ 195
Year 3	$ 907	$ 640	$ 603
Year 5	$ 1,168	$ 1,103	$ 1,037
Year 10	$ 1,914	$ 2,162	$ 2,243

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Equity Income Fund paid HIFSCO an effective management fee equal to 0.68% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006.

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund’s assets are invested in below-investment-grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch are below investment grade. Securities which are unrated but determined by Hartford Investment Management to be of comparable quality will also be considered below investment grade. Debt securities rated below investment grade are commonly referred to as “high yield - high risk” or “junk bonds”.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund’s total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund’s total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund’s sub-adviser, Hartford Investment Management, relies on a “bottom-up,” fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management’s process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan’s and each security’s structural features, covenants, underlying collateral and price compared to its long-term value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Agent Insolvency Risk - In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate whom undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 4.76% (2nd quarter, 2008) and the lowest quarterly return was

-24.71% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 04/29/05)
Class A Return Before Taxes	-32.54%	-7.33%
Class A Return After Taxes on Distributions	-34.01%	-9.30%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-20.89%	-6.96%
Class B Return Before Taxes	-34.27%	-7.90%
Class C Return Before Taxes	-31.70%	-7.28%
Credit Suisse Leverage Loan Index	-28.78%	-5.60%

Index: Credit Suisse Leverage Loan Index is designed to mirror the investible universe of the United States dollar-denominated leveraged loan market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	3.00%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.13%	0.20%	0.14%
Total annual operating expenses	0.99%	1.81%	1.75%
Less: Contractual expense reimbursement (3)	None	0.06%	None
Net annual operating expenses(3)	0.99%	1.75%	1.75%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 398	$ 678	$ 278
Year 3	$ 606	$ 864	$ 551
Year 5	$ 831	$ 1,174	$ 949
Year 10	$ 1,477	$ 1,906	$ 2,062

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 398	$ 178	$ 178
Year 3	$ 606	$ 564	$ 551
Year 5	$ 831	$ 974	$ 949
Year 10	$ 1,477	$ 1,906	$ 2,062

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Floating Rate Fund paid HIFSCO an effective management fee equal to 0.61% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $4.5 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael Bacevich, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management in 2004. Previously Mr. Bacevich was the head of the Leveraged Loan Team at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Frank Ossino, Senior Vice President of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since November 2007. Mr. Ossino joined Hartford Investment Management as a portfolio manager in 2004. Previously, Mr. Ossino was a Managing Director at CIGNA Investments, Inc., with responsibility for credit research on leveraged loan borrowers and portfolio management from 2002 until joining Hartford Investment Management.

THE HARTFORD FUNDAMENTAL GROWTH FUND

INVESTMENT GOAL. The Hartford Fundamental Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. Individual holdings are typically no larger than 5% of the fund’s total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-to-earnings valuations comparable to the company’s long-term, sustainable growth rate. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 14.59% (2nd quarter, 2003) and the lowest quarterly return was

-25.82% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 05/24/01)
Class A Return Before Taxes	-44.24%	-4.72%	-3.70%
Class A Return After Taxes on Distributions	-44.24%	-5.48%	-4.21%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-28.76%	-4.19%	-3.24%
Class B Return Before Taxes	-44.33%	-4.68%	-3.69%
Class C Return Before Taxes	-42.04%	-4.34%	-3.69%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.37%(1)

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Return is from 5/31/2001 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.38%	0.45%	0.36%
Total annual operating expenses	1.48%	2.30%	2.21%
Less: Contractual expense reimbursement (3)	0.03%	0.11%	0.01%
Net annual operating expenses(3)	1.45%	2.19%	2.20%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.45%, 2.20% and 2.20%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 689	$ 722	$ 323
Year 3	$ 989	$ 1,008	$ 690
Year 5	$ 1,311	$ 1,420	$ 1,184
Year 10	$ 2,219	$ 2,422	$ 2,543

You would pay the following expenses if you did not redeem your shares:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 689	$ 222	$ 223
Year 3	$ 989	$ 708	$ 690
Year 5	$ 1,311	$ 1,220	$ 1,184
Year 10	$ 2,219	$ 2,422	$ 2,543

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Fundamental Growth Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.800% of the next $500 million, 0.750% of the next $4 billion, 0.7475% of the next $5 billion and 0.745% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Francis J. Boggan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Boggan joined Wellington Management as an investment professional in 2001.

THE HARTFORD GLOBAL COMMUNICATIONS FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

In connection with the mergers, effective as of the close of business on or about April 30, 2009, all shares of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) with respect to each Acquired Fund. If approved, each Reorganization is expected to occur on or about August 28, 2009.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds’ shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. Wellington Management uses its in-depth knowledge of the communications sector to select companies it believes possess one or more of the following attributes:

•	the current market price of its stock is at the low end of its historical relative valuation range, or
•	a positive change in operating results is anticipated but not yet reflected in the price of its stock, or
•	unrecognized or undervalued assets exist, and
•	management has demonstrated that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

•	its target price is achieved,
•	expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer’s business prospects, or
•	equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 29.43% (4th quarter, 2002) and the lowest quarterly return was

-25.33% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/00)
Class A Return Before Taxes	-51.71%	0.49%	-7.17%
Class A Return After Taxes on Distributions	-52.60%	-0.29%	-7.62%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-33.62%	0.19%	-5.94%
Class B Return Before Taxes	-51.66%	0.57%	-7.16%
Class C Return Before Taxes	-49.81%	0.84%	-7.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.75%
MSCI AC (All Country) World Telecommunication Services Index (reflects no deduction for fees, expenses or taxes)	-35.01%	4.99%	-3.51%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Telecommunication Services Index is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.51%	0.63%	0.47%
Total annual operating expenses	1.66%	2.53%	2.37%
Less: Contractual expense reimbursement (3)	0.06%	0.29%	0.02%
Net annual operating expenses(3)	1.60%	2.24%	2.35%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 704	$ 727	$ 338
Year 3	$ 1,039	$ 1,060	$ 738
Year 5	$ 1,397	$ 1,520	$ 1,264
Year 10	$ 2,403	$ 2,630	$ 2,705

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 704	$ 227	$ 238
Year 3	$ 1,039	$ 760	$ 738
Year 5	$ 1,397	$ 1,320	$ 1,264
Year 10	$ 2,403	$ 2,630	$ 2,705

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Communications Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Archana Basi, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as portfolio manager for the fund since 2008; prior to that, Ms. Basi was member of a team of global industry analysts involved in portfolio management and securities analysis for the fund since 2002. Ms. Basi joined Wellington Management as an investment professional in 2001.

THE HARTFORD GLOBAL EQUITY FUND

INVESTMENT GOAL. The Hartford Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund's assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management's team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the respective Acquired Fund.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.72%	0.75%	0.76%
Total annual operating expenses	1.92%	2.70%	2.71%
Less: Contractual expense reimbursement(3)	0.27%	0.30%	0.31%
Net annual operating expenses(3)	1.65%	2.40%	2.40%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.65%, 2.40% and 2.40%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 709	$ 743	$ 343
Year 3	$ 1,095	$ 1,110	$ 812

Year 5	$ 1,506	$ 1,603	$ 1,407
Year 10	$ 2,649	$ 2,822	$ 3,019

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 709	$ 243	$ 243
Year 3	$ 1,095	$ 810	$ 812
Year 5	$ 1,506	$ 1,403	$ 1,407
Year 10	$ 2,649	$ 2,822	$ 3,019

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Equity Fund paid HIFSCO an effective management fee equal to 0.95% of the fund’s average daily net assets

The management fee set forth in the fund’s investment advisory agreement is 0.950% of the first $500 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark D. Mandel, CFA, Senior Vice President and Director of Global Industry Research of Wellington Management, supervises and coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Cheryl M. Duckworth, CFA, Senior Vice President and Director of Research Portfolios of Wellington Management, coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

In connection with the mergers, effective as of the close of business on or about April 30, 2009, all shares of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) with respect to each Acquired Fund. If approved, each Reorganization is expected to occur on or about August 28, 2009.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds’ shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world’s market value in financial services stocks is located in North America, Europe and Japan. Therefore the fund invests most of its assets in companies located in these three geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this “bottom-up” approach to identify stocks it believes have favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

•	management focuses on rewarding shareholders,
•	market expectations of future earnings are too low,
•	market value does not reflect the fact that earnings are understated due to conservative accounting,
•	market value does not reflect the true value of the issuer’s component businesses and there is some reason to believe that this disparity will not persist,
•	it is an outstanding company but the stock is available at an average price because of the market’s temporary indifference to quality, or
•	its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

•	its issuer’s management no longer appears to promote shareholder value,
•	market expectations of future earnings are too high,
•	it can sell the security of an outstanding company at a significant premium,
•	market value exceeds the true value of the issuer’s component businesses,
•	market value does not reflect the fact that earnings are overstated due to aggressive accounting,

•	market value does not reflect the risk of potential problems in an important business component, or
•	more attractive opportunities arise.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 17.12% (2nd quarter, 2003) and the lowest quarterly return was

-24.84% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/00)
Class A Return Before Taxes	-46.01%	-6.29%	-3.43%
Class A Return After Taxes on Distributions	-46.70%	-7.35%	-4.14%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-29.94%	-5.16%	-2.82%
Class B Return Before Taxes	-45.75%	-6.08%	-3.38%
Class C Return Before Taxes	-43.78%	-5.91%	-3.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.75%
MSCI Finance ex Real Estate Index (reflects no deduction for fees, expenses or taxes)	-54.35%	-7.66%	-4.65%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.49%	0.88%	0.58%
Total annual operating expenses	1.64%	2.78%	2.48%
Less: Contractual expense reimbursement (3)	0.04%	0.74%	0.13%
Net annual operating expenses(3)	1.60%	2.04%	2.35%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 704	$ 707	$ 338
Year 3	$ 1,035	$ 1,092	$ 760
Year 5	$ 1,389	$ 1,604	$ 1,309
Year 10	$ 2,384	$ 2,780	$ 2,806

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 704	$ 207	$ 238
Year 3	$ 1,035	$ 792	$ 760
Year 5	$ 1,389	$ 1,404	$ 1,309
Year 10	$ 2,384	$ 2,780	$ 2,806

MANAGEMENT FEES. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Financial Services Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Mark T. Lynch, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as portfolio manager for the fund since 2006; prior to that, Mr. Lynch was a member of a team of global industry analysts who had managed the fund since its inception in 2000. Mr. Lynch joined Wellington Management as an investment professional in 1994.

THE HARTFORD GLOBAL GROWTH FUND

INVESTMENT GOAL. The Hartford Global Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 31.85% (4th quarter, 1999) and the lowest quarterly return was

-26.93% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-55.25%	-5.40%	-0.84%
Class A Return After Taxes on Distributions	-55.25%	-6.08%	-1.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-35.91%	-4.33%	-0.65%
Class B Return Before Taxes	-55.23%	-5.31%	-0.86%
Class C Return Before Taxes	-53.48%	-5.00%	-0.96%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees, expenses or taxes)	-40.90%	-0.84%	-2.29%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.82%	0.82%	0.82%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.42%	0.60%	0.34%
Total annual operating expenses	1.49%	2.42%	2.16%
Less: Contractual expense reimbursement (3)	0.06%	0.41%	None
Net annual operating expenses(3)	1.43%	2.01%	2.16%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.48%, 2.23% and 2.23%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 688	$ 704	$ 319
Year 3	$ 990	$ 1,015	$ 676
Year 5	$ 1,313	$ 1,454	$ 1,159
Year 10	$ 2,227	$ 2,494	$ 2,493

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 688	$ 204	$ 219
Year 3	$ 990	$ 715	$ 676
Year 5	$ 1,313	$ 1,254	$ 1,159
Year 10	$ 2,227	$ 2,494	$ 2,493

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Growth Fund paid HIFSCO an effective management fee equal to 0.82% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management (2000 – 2005).

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 1998. Mr. Offit joined Wellington Management as an investment professional in 1997.

THE HARTFORD GLOBAL HEALTH FUND

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund’s investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

The fund’s approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

•	the company’s business franchise is temporarily mispriced,
•	the market under-values the new product pipelines,
•	the company has opportunities due to changes in reimbursement policies (for example, the privatization of health care services abroad), or
•	the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•	target prices are achieved,
•	fundamental expectations are not met,
•	a company’s prospects become less appealing, or
•	equity securities of other comparable issuers in an industry are available at more attractive prices.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 22.15% (2nd quarter, 2003) and the lowest quarterly return was

-17.06% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
Class A Return Before Taxes	-29.61%	0.50%	6.02%
Class A Return After Taxes on Distributions	-30.14%	-0.53%	5.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-18.60%	0.29%	4.95%
Class B Return Before Taxes	-29.62%	0.56%	5.98%
Class C Return Before Taxes	-26.71%	0.91%	5.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65%(1)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65%(1)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The S&P North American Health Care Sector Index (formerly known as the S&P GSSI Healthcare Index) is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.88%	0.88%	0.88%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.28%	0.44%	0.27%
Total annual operating expenses	1.41%	2.32%	2.15%
Less: Contractual expense reimbursement (3)	None	0.08%	None
Net annual operating expenses(3)	1.41%	2.24%	2.15%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 686	$ 727	$ 318

Year 3	$ 972	$ 1,017	$ 673
Year 5	$ 1,279	$ 1,433	$ 1,154
Year 10	$ 2,148	$ 2,422	$ 2,483

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 686	$ 227	$ 218
Year 3	$ 972	$ 717	$ 673
Year 5	$ 1,279	$ 1,233	$ 1,154
Year 10	$ 2,148	$ 2,422	$ 2,483

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Health Fund paid HIFSCO an effective management fee equal to 0.88% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the healthcare industry are made collectively by the team.

Jean M. Hynes, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the pharmaceutical and biotechnology sectors. Ms. Hynes joined Wellington Management in 1991 and has been an investment professional since 1993.

Ann C. Gallo, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the healthcare services sector. Ms. Gallo joined Wellington Management as an investment professional in 1998.

Kirk J. Mayer, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the medical technology sectors. Mr. Mayer joined Wellington Management as an investment professional in 1998.

Robert L. Deresiewicz, Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector. Mr. Deresiewicz joined Wellington Management as an investment professional in 2000.

THE HARTFORD GLOBAL TECHNOLOGY FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

In connection with the mergers, effective as of the close of business on or about April 30, 2009, all shares of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) with respect to each Acquired Fund. If approved, each Reorganization is expected to occur on or about August 28, 2009.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds’ shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, Internet, information technology services and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

The focus of the fund’s investment process is stock selection through fundamental analysis. The fund’s approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management’s evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management’s opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector’s attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share, in Wellington Management’s opinion, one or more of the following attributes:

•	a positive change in operating results is anticipated,
•	unrecognized or undervalued capabilities are present, or
•	the quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

•	target prices are achieved,
•	earnings and/or return expectations are reduced due to fundamental changes in the company’s operating outlook, or

•	more attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 40.52% (4th quarter, 2001) and the lowest quarterly return was

–38.41% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 05/01/00)
Class A Return Before Taxes	-50.76%	-7.46%	-12.16%
Class A Return After Taxes on Distributions	-50.76%	-7.47%	-12.22%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-32.99%	-6.19%	-9.39%
Class B Return Before Taxes	-50.84%	-7.40%	-12.15%
Class C Return Before Taxes	-48.84%	-7.18%	-12.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-43.33%	-5.38%	-13.18%(1)
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65%(1)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The S&P North American Technology Sector Index (formerly known as the S&P GSTI Index) is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.69%	0.88%	0.56%
Total annual operating expenses	1.84%	2.78%	2.46%
Less: Contractual expense reimbursement (3)	0.44%	0.82%	0.19%
Net annual operating expenses(3)	1.40%	1.96%	2.27%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 685	$ 699	$ 330
Year 3	$ 1,056	$ 1,085	$ 748
Year 5	$ 1,452	$ 1,597	$ 1,293
Year 10	$ 2,556	$ 2,823	$ 2,782

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 685	$ 199	$ 230
Year 3	$ 1,056	$ 785	$ 748
Year 5	$ 1,452	$ 1,397	$ 1,293
Year 10	$ 2,556	$ 2,823	$ 2,782

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Technology Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the technology industry are made collectively by the team.

Scott E. Simpson, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the software and internet sectors. Mr. Simpson joined Wellington Management as an investment professional in 1995.

It is anticipated that on June 30, 2009, Mr. Simpson will withdraw from the Wellington Management partnership. Accordingly prior to June 30, 2009, Mr. Simpson’s responsibilities with respect to the fund will be gradually transitioned to other members of the team until such time as Mr. Simpson is no longer involved in portfolio management and securities analysis for the fund.

John F. Averill, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the communications equipment and components sectors. Mr. Averill joined Wellington Management as an investment professional in 1994.

Nicolas B. Boullet, Assistant Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis of the fund since October 2008 and for clients of the firm for the past four years, focused primarily on the mid-cap business services, education companies, and other selected technology stock sectors. Mr. Boullet joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, he held various positions at Ingenio, a technology start-up firm in San Francisco (2000 – 2003).

Bruce L. Glazer, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the business information technology and computer services sectors. Mr. Glazer joined Wellington Management as an investment professional in 1997.

Anita M. Killian, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the communications equipment and components sectors. Ms. Killian joined Wellington Management as an investment professional in 2000.

THE HARTFORD GROWTH FUND

INVESTMENT GOAL. The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L, M and N shares (Class L is not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund’s Class A, B and C shares would have been substantially similar to those of the fund’s Class L, M and N shares because all of the fund’s shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the performance when it was managed by a previous investment adviser. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year(1)

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was

-20.56% (4th quarter, 2008).

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes(1)	-44.87%	-4.86%	-1.62%
Class A Return After Taxes on Distributions(1)	-44.87%	-5.33%	-2.79%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-29.16%	-3.91%	-1.50%
Class B Return Before Taxes(1)	-44.88%	-4.80%	-1.63%
Class C Return Before Taxes(1)	-42.65%	-4.44%	-1.75%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.29%	0.51%	0.24%
Total annual operating expenses	1.27%	2.24%	1.97%
Less: Contractual expense reimbursement (3)	None	0.33%	None
Net annual operating expenses(3)	1.27%	1.91%	1.97%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.30%, 2.05% and 2.05%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 672	$ 694	$ 300
Year 3	$ 931	$ 969	$ 618
Year 5	$ 1,209	$ 1,370	$ 1,062
Year 10	$ 2,000	$ 2,304	$ 2,296

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 672	$ 194	$ 200
Year 3	$ 931	$ 669	$ 618
Year 5	$ 1,209	$ 1,170	$ 1,062
Year 10	$ 2,000	$ 2,304	$ 2,296

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next 4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, CFA, Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2002. Mr. Boselli joined Wellington Management as an investment professional in 2002.

THE HARTFORD GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential with a focus on mid to large capitalization stocks. The fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L, M and N shares (Class L is not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund’s Class A, B and C shares would have been substantially similar to those of the fund’s Class L, M and N shares because all of the fund’s shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the performance when it was managed by a previous investment adviser. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year(1)

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was

-25.23% (4th quarter, 2008).

(1)	Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes(1)	-48.32%	-0.20%	2.07%
Class A Return After Taxes on Distributions(1)	-48.32%	-1.38%	0.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-31.41%	-0.24%	1.29%
Class B Return Before Taxes(1)	-48.42%	-0.11%	2.05%
Class C Return Before Taxes(1)	-46.20%	0.23%	1.93%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.33%	-4.01%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.35%	0.42%	0.22%
Total annual operating expenses	1.31%	2.13%	1.93%
Less: Contractual expense reimbursement (3)	None	0.08%	None
Net annual operating expenses(3)	1.31%	2.05%	1.93%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.36%, 2.11% and 2.11%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 676	$ 708	$ 296
Year 3	$ 942	$ 959	$ 606
Year 5	$ 1,229	$ 1,337	$ 1,042
Year 10	$ 2,042	$ 2,247	$ 2,254

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 676	$ 208	$ 196
Year 3	$ 942	$ 659	$ 606
Year 5	$ 1,229	$ 1,137	$ 1,042
Year 10	$ 2,042	$ 2,247	$ 2,254

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Opportunities Fund paid HIFSCO an effective management fee equal to 0.71% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

THE HARTFORD HIGH YIELD FUND

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management’s High Yield Team uses what is sometimes referred to as a “bottom-up” analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer’s business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management’s economic outlook is also an important input in overlaying a “top-down” view of the economy in the construction of the fund’s interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower;

less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 9.21% (2nd quarter, 2003) and the lowest quarterly return was

-17.74% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-29.06%	-2.70%	0.70%
Class A Return After Taxes on Distributions	-31.25%	-5.09%	-2.16%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-18.61%	-3.40%	-0.97%
Class B Return Before Taxes	-29.60%	-2.83%	0.59%
Class C Return Before Taxes	-26.87%	-2.43%	0.49%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	-26.16%	-0.80%	2.17%

Index: The Barclays Capital U.S. Corporate High-Yield Bond Index (formerly known as the Lehman Brothers High Yield Corporate Index) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.35%	0.43%	0.27%
Total annual operating expenses	1.30%	2.13%	1.97%
Less: Contractual expense reimbursement (3)	0.15%	0.26%	0.07%
Net annual operating expenses(3)	1.15%	1.87%	1.90%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.15%, 1.90% and 1.90%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 562	$ 690	$ 293
Year 3	$ 829	$ 942	$ 612
Year 5	$ 1,117	$ 1,320	$ 1,056
Year 10	$ 1,935	$ 2,230	$ 2,290

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 562	$ 190	$ 193
Year 3	$ 829	$ 642	$ 612
Year 5	$ 1,117	$ 1,120	$ 1,056
Year 10	$ 1,935	$ 2,230	$ 2,290

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford High Yield Fund paid HIFSCO an effective management fee equal to 0.70% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.700% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark Niland, CFA, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA, Senior Vice President and co-head of the Global Credit Research Platform of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Serhant joined Hartford Investment Management in 2005, and also serves as a Senior Credit Research Analyst responsible for the credit research analysis of leveraged credit issuers. Prior to joining the firm, he was a vice president and senior research analyst at Delaware Investments (2001-2005). From 1997-2000, he was vice president and senior fixed income research analyst at JP Morgan Securities, Inc.

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

INVESTMENT GOAL. The Hartford High Yield Municipal Bond Fund seeks to provide a high level of current income which is generally exempt from federal income taxes. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in non-investment grade municipal securities. At least 80% of the fund’s assets must be invested in municipal securities, but a greater or lesser portion may be non-investment grade. Non-investment grade municipal securities are securities issued by state and local governments and their agencies or instrumentalities that are rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade securities are commonly referred to as “high yield - high risk” or “junk bonds.” Under normal market conditions the fund will focus its investments on higher yielding investment grade and non-investment grade municipal securities. Up to 100% of the fund's securities may be non-investment grade securities. The fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have restrictions regarding maturity, the fund tends to have an average maturity of 5-25 years. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes.

The fund may also invest in variable rate bonds known as “inverse floaters” which pay interest at rates which bear an inverse relationship to changes in short-term market interest rates.

The fund will generally hold a diversified portfolio of investments across states and sectors, although the fund is not required to invest in all states and sectors at all times.

The overall investment approach of Hartford Investment Management’s team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as a top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Alternative Minimum Tax Risk - The fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Municipal Securities Risk - State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total return for calendar year 2008

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 0.55% (2nd quarter, 2008) and the lowest quarterly return was

-15.95% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 05/31/07)
Class A Return Before Taxes	-25.93%	-21.04%
Class A Return After Taxes on Distributions	-27.44%	-22.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-16.65%	-18.41%
Class B Return Before Taxes	-26.73%	-21.25%
Class C Return Before Taxes	-23.76%	-19.27%
Barclays Capital Municipal Non-Investment Grade Index	-27.01%	-20.23%

Index: The Barclays Capital Municipal Non-Investment Grade Index (formerly the Lehman Brothers Municipal Non-Investment Grade Index) is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. You cannot invest directly in an index..

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.12%	0.18%	0.15%
Acquired Fund fees and expenses	0.03%	0.03%	0.03%
Total annual operating expenses	0.95%	1.76%	1.73%
Less: Contractual expense reimbursement(3)	None	0.01%	None
Net annual operating expenses(3)	0.95%	1.75%	1.73%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 543	$ 678	$ 276
Year 3	$ 739	$ 853	$ 545
Year 5	$ 952	$ 1,153	$ 939
Year 10	$ 1,564	$ 1,858	$ 2,041

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 543	$ 178	$ 176
Year 3	$ 739	$ 553	$ 545
Year 5	$ 952	$ 953	$ 939
Year 10	$ 1,564	$ 1,858	$ 2,041

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford High Yield Municipal Bond Fund paid HIFSCO an effective management fee equal to 0.04% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $500 million, 0.475% of the next $4 billion, 0.455% of the next $5 billion and 0.445% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Charles Grande, Executive Vice President and sector head for Municipals of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and deputy group head at Credit Suisse Financial Products Co. and an assistant vice president responsible for municipal credit analysis at MBIA.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

THE HARTFORD INCOME FUND

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 65% of its total assets in securities rated “A” quality or better. This means securities that are rated at the time of purchase within the three highest categories assigned by Moody’s (“Aaa”, “Aa” or “A”) or S&P (“AAA”, “AA” or “A”) or Fitch (“AAA”, “AA” or “A”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these three highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 30% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans.

Bonds in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity of approximately 3-30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 4.37% (2nd quarter, 2003) and the lowest quarterly return was

-5.93% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/02)
Class A Return Before Taxes	-15.90%	-0.47%	1.63%
Class A Return After Taxes on Distributions	-17.56%	-2.30%	-0.22%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-10.25%	-1.37%	0.38%
Class B Return Before Taxes	-16.85%	-0.65%	1.62%
Class C Return Before Taxes	-13.51%	-0.33%	1.66%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	4.78%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.22%	0.36%	0.21%
Total annual operating expenses	1.02%	1.91%	1.76%
Less: Contractual expense reimbursement (3)	0.07%	0.21%	0.06%
Net annual operating expenses(3)	0.95%	1.70%	1.70%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.95%, 1.70% and 1.70%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 543	$ 673	$ 273
Year 3	$ 753	$ 880	$ 548
Year 5	$ 981	$ 1,212	$ 949
Year 10	$ 1,636	$ 1,983	$ 2,068

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 543	$ 173	$ 173
Year 3	$ 753	$ 580	$ 548
Year 5	$ 981	$ 1,012	$ 949
Year 10	$ 1,636	$ 1,983	$ 2,068

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Income Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

William H. Davison, Jr., Managing Director and Director of the Funds Management Group of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Prior to joining the firm, Mr. Davison was Vice President of Corporate Finance with Shawmut National Corporation.

Michael Gray, CFA, Managing Director and head of Investment Grade Corporate of Hartford Investment Management, has been involved in portfolio management of the fund since July 2008. Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.

Christopher J. Zeppieri, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 2008. Mr. Zeppieri joined Hartford Investment Management in 2006. Prior to joining the firm, he served as Fixed Income Strategist for Los Angeles-based Payden & Rygel. Mr. Zeppieri has been an investment professional since 1998.

THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of “investment grade” quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least “Aa3” by Moody’s. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund’s portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select securities by assessing such factors as security structure, break even inflation rates, an issuer’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Inflation-Protected Debt Securities Risk - Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund’s net asset value.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Securities Lending Risk - Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.72% (1st quarter, 2008) and the lowest quarterly return was

-3.51% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/02)
Class A Return Before Taxes	-5.04%	2.83%	3.88%
Class A Return After Taxes on Distributions	-6.70%	1.36%	2.48%
Class A Return After Taxes on Distributions and Sale of Fund shares	-3.23%	1.58%	2.52%
Class B Return Before Taxes	-6.04%	2.66%	3.91%
Class C Return Before Taxes	-2.35%	3.01%	3.89%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-2.35%	4.07%	5.20%

Index: The Barclays Capital U.S. TIPS Index (formerly known as the Lehman Brothers U.S. TIPS Index) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses
Interest expenses	0.05%	0.05%	0.05%
All other expenses	0.18%	0.22%	0.17%
Total other expenses	0.23%	0.27%	0.22%
Total annual operating expenses	1.01%	1.80%	1.75%
Less: Contractual expense reimbursement (3)	0.11%	0.15%	0.10%
Net annual operating expenses(3)	0.90%	1.65%	1.65%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking, described above, is due to interest expenses on reverse repurchase agreements. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 538	$ 668	$ 268
Year 3	$ 747	$ 852	$ 541
Year 5	$ 973	$ 1,161	$ 940
Year 10	$ 1,621	$ 1,896	$ 2,054

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 538	$ 168	$ 168
Year 3	$ 747	$ 552	$ 541
Year 5	$ 973	$ 961	$ 940
Year 10	$ 1,621	$ 1,896	$ 2,054

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Inflation Plus Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978. Prior to joining the firm, he was a Vice President and fixed income manager for J.P. Morgan & Company.

THE HARTFORD INTERNATIONAL GROWTH FUND

INVESTMENT GOAL. The Hartford International Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of security selection. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (“MSCI EAFE Growth Index”) is researched by the team and global industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may invest in a broad range of market capitalizations generally greater than $1 billion, but tends to focus on mid to large capitalization companies. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 25.04% (2nd quarter, 2003) and the lowest quarterly return was

-27.32% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class A Return Before Taxes	-59.14%	-4.36%	-2.52%
Class A Return After Taxes on Distributions	-59.14%	-5.61%	-3.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-38.44%	-3.67%	-2.13%
Class B Return Before Taxes	-59.21%	-4.27%	-2.51%
Class C Return Before Taxes	-57.52%	-3.98%	-2.51%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	-42.46%	1.77%	0.42%

Index: The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the growth securities within the MSCI EAFE Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.33%	0.49%	0.31%
Total annual operating expenses	1.48%	2.39%	2.21%
Less: Contractual expense reimbursement (3)	None	0.14%	None
Net annual operating expenses(3)	1.48%	2.25%	2.21%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 692	$ 728	$ 324
Year 3	$ 992	$ 1,032	$ 691
Year 5	$ 1,314	$ 1,463	$ 1,185
Year 10	$ 2,221	$ 2,489	$ 2,544

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 692	$ 228	$ 224
Year 3	$ 992	$ 732	$ 691
Year 5	$ 1,314	$ 1,263	$ 1,185
Year 10	$ 2,221	$ 2,489	$ 2,544

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Growth Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management from 2000 to 2005.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). As of December 31, 2008, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $178 million and $201 billion. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was

-22.43% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-45.90%	2.43%	1.23%
Class A Return After Taxes on Distributions	-46.35%	1.29%	0.31%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-29.84%	1.89%	0.79%
Class B Return Before Taxes	-45.89%	2.58%	1.21%
Class C Return Before Taxes	-43.74%	2.82%	1.02%
MSCI AC (All Country) World Free ex US Index (reflects no deduction for fees, expenses or taxes)	-45.24%	3.00%	2.27%

Index: The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.37%	0.60%	0.35%
Total annual operating expenses	1.47%	2.45%	2.20%
Less: Contractual expense reimbursement (3)	None	0.34%	None
Net annual operating expenses(3)	1.47%	2.11%	2.20%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.57%, 2.32% and 2.32%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 691	$ 714	$ 323
Year 3	$ 989	$ 1,031	$ 688
Year 5	$ 1,309	$ 1,475	$ 1,180
Year 10	$ 2,211	$ 2,517	$ 2,534

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 691	$ 214	$ 223
Year 3	$ 989	$ 731	$ 688
Year 5	$ 1,309	$ 1,275	$ 1,180
Year 10	$ 2,211	$ 2,517	$ 2,534

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000. Mr. Choumenkovitch joined Wellington Management as an investment professional in 1995.

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small-capitalization companies. The fund defines small capitalization companies as companies with a market capitalization no greater than $10 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm’s proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the issuer’s region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks candidates that exhibit some combination of:

•	a well-articulated business plan,
•	experienced management,
•	a sustainable competitive advantage, and
•	strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 23.04% (2nd quarter, 2003) and the lowest quarterly return was

-25.27% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class A Return Before Taxes	-46.31%	0.32%	4.34%
Class A Return After Taxes on Distributions	-46.31%	-2.53%	2.08%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-30.10%	-0.65%	2.92%
Class B Return Before Taxes	-46.31%	0.52%	4.49%
Class C Return Before Taxes	-44.19%	0.70%	4.33%
S&P/Citigroup Extended Market Euro-Pacific Index	-46.62%	3.03%	5.71%
(reflects no deduction for fees, expenses or taxes)	-46.31%	0.32%	4.34%

Index: The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country’s market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the U.S. and Canada. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.37%	0.63%	0.38%
Total annual operating expenses	1.52%	2.53%	2.28%
Less: Contractual expense reimbursement (3)	None	0.40%	None
Net annual operating expenses(3)	1.52%	2.13%	2.28%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 696	$ 716	$ 331
Year 3	$ 1,004	$ 1,050	$ 712
Year 5	$ 1,333	$ 1,510	$ 1,220
Year 10	$ 2,263	$ 2,587	$ 2,615

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 696	$ 216	$ 231
Year 3	$ 1,004	$ 750	$ 712
Year 5	$ 1,333	$ 1,310	$ 1,220
Year 10	$ 2,263	$ 2,587	$ 2,615

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Small Company Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Thomas joined Wellington Management as an investment professional in 2002.

Daniel Maguire, CFA, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years. Mr. Maguire joined Wellington Management as an investment professional in 2004.

THE HARTFORD LARGECAP GROWTH FUND

ON FEBRUARY 4, 2009, THE BOARD OF DIRECTORS OF THE HARTFORD MUTUAL FUNDS, INC. APPROVED A PLAN OF LIQUIDATION FOR THE HARTFORD LARGECAP GROWTH FUND (THE “FUND”) PURSUANT TO WHICH THE FUND WILL BE LIQUIDATED ON OR ABOUT APRIL 24, 2009.

EFFECTIVE AS OF THE CLOSE OF BUSINESS ON FEBRUARY 13, 2009, THE FUND WILL NO LONGER SELL SHARES TO NEW INVESTORS OR TO EXISTING SHAREHOLDERS (INCLUDING PURCHASES THROUGH AUTOMATIC INVESTMENT PLANS, IF ANY), OTHER THAN PURCHASES MADE THROUGH REINVESTMENT OF DIVIDENDS. THE FUND’S MANAGEMENT AND 12B-1 EXPENSES WILL BE WAIVED AFTER FEBRUARY 13, 2009.

INVESTMENT GOAL. The Hartford LargeCap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund’s sub-adviser believes have superior return potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total return by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 4.54% (2nd quarter, 2007) and the lowest quarterly return was

-24.81% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 11/30/06)
Class A Return Before Taxes	-46.59%	-24.01%
Class A Return After Taxes on Distributions	-46.59%	-24.30%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-30.28%	-20.02%
Class B Return Before Taxes	-46.72%	-23.62%
Class C Return Before Taxes	-44.48%	-22.52%
Russell 1000 Growth Index	-38.44%	-16.28%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.66%	0.89%	0.82%
Total annual operating expenses	1.56%	2.54%	2.47%
Less: Contractual expense reimbursement (3)	0.31%	0.54%	0.47%
Net annual operating expenses(3)	1.25%	2.00%	2.00%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.25%, 2.00% and 2.00%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 670	$ 703	$ 303
Year 3	$ 987	$ 1,039	$ 725
Year 5	$ 1,326	$ 1,502	$ 1,273
Year 10	$ 2,280	$ 2,594	$ 2,771

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 670	$ 203	$ 203
Year 3	$ 987	$ 739	$ 725
Year 5	$ 1,326	$ 1,302	$ 1,273
Year 10	$ 2,280	$ 2,594	$ 2,771

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford LargeCap Growth Fund paid HIFSCO an effective management fee equal to 0.65% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $500 million, 0.550% of the next $4 billion, 0.530% of the next $5 billion and 0.520% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

THE HARTFORD MIDCAP FUND

INVESTMENT GOAL. The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was approximately $24 million to $15 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 29.78% (4th quarter, 1999) and the lowest quarterly return was

-23.66% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-39.35%	0.81%	7.94%
Class A Return After Taxes on Distributions	-39.35%	-1.05%	6.30%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-25.58%	0.76%	6.62%
Class B Return Before Taxes	-39.50%	0.95%	7.75%
Class C Return Before Taxes	-36.91%	1.26%	7.82%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	-39.50%	0.95%	7.75%

Index: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.24%	0.27%	0.18%
Total annual operating expenses(3)	1.23%	2.01%	1.92%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.37%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 668	$ 704	$ 295
Year 3	$ 919	$ 930	$ 603
Year 5	$ 1,188	$ 1,283	$ 1,037
Year 10	$ 1,957	$ 2,137	$ 2,243

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 668	$ 204	$ 195
Year 3	$ 919	$ 630	$ 603
Year 5	$ 1,188	$ 1,083	$ 1,037
Year 10	$ 1,957	$ 2,137	$ 2,243

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Fund paid HIFSCO an effective management fee equal to 0.74% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Phillip H. Perelmuter, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1997. Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

THE HARTFORD MIDCAP GROWTH FUND

INVESTMENT GOAL. The Hartford MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $15 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management became a sub-adviser effective Decmeber 2006. Performance represents performance of previous sub-advisers.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 8.82% (1st quarter, 2006) and the lowest quarterly return was

-26.34% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 01/01/2005)
Class A Return Before Taxes	-49.47%	-10.55%
Class A Return After Taxes on Distributions	-49.47%	-11.86%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-32.15%	-9.05%
Class B Return Before Taxes	-49.36%	-10.32%
Class C Return Before Taxes	-47.31%	-9.87%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-44.32%	-14.02%

Index: The Russell Midcap Growth Index is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.50%	0.81%	0.64%
Total annual operating expenses	1.50%	2.56%	2.39%
Less: Contractual expense reimbursement (3)	0.15%	0.74%	0.40%
Net annual operating expenses(3)	1.35%	1.82%	1.99%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.35%, 2.10% and 2.10%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 685	$ 302
Year 3	$ 984	$ 1,026	$ 707
Year 5	$ 1,310	$ 1,494	$ 1,239
Year 10	$ 2,230	$ 2,579	$ 2,696

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 185	$ 202
Year 3	$ 984	$ 726	$ 707
Year 5	$ 1,310	$ 1,294	$ 1,239
Year 10	$ 2,230	$ 2,579	$ 2,696

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Growth Fund paid HIFSCO an effective management fee equal to 0.75% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Paul Bukowski, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Bukowski, who has 12 years of investment management experience, joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative portfolio analyst for ING’s large-cap growth strategy (2004-2005). Prior to 2004, Mr. Bukowski was with Callard & Ogden Investment Management where he was responsible for quantitative analysis, fund research, and managed several core and growth portfolios.

THE HARTFORD MIDCAP VALUE FUND

As of August 16, 2004, the fund no longer offers Class A, B and C shares except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends.

The fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the fund’s distributor for commissions paid in connection with past sales.

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was approximately $24 million to $15 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock’s value is evaluated on three primary criteria: its issuer’s earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•	attractive valuation,
•	a strong management team, and
•	strong industry position.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 20.83% (2nd quarter, 2003) and the lowest quarterly return was

-21.19% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 04/30/01)
Class A Return Before Taxes	-43.74%	-3.22%	0.50%
Class A Return After Taxes on Distributions	-43.80%	-5.08%	-0.76%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-28.43%	-2.58%	0.52%
Class B Return Before Taxes	-43.74%	-3.04%	0.54%
Class C Return Before Taxes	-41.49%	-2.82%	0.53%
Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes}	-31.99%	-0.15%	4.23%

Index: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(2)	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%(3)	1.00%	1.00%
Other expenses	0.34%	0.46%	0.30%
Total annual operating expenses	1.39%	2.26%	2.10%
Less: Contractual expense reimbursement (4)	0.04%	0.25%	None
Net annual operating expenses(4)	1.35%	2.01%	2.10%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.35%, 2.10% and 2.10%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 704	$ 313
Year 3	$ 962	$ 982	$ 658
Year 5	$ 1,265	$ 1,387	$ 1,129
Year 10	$ 2,124	$ 2,356	$ 2,431

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 204	$ 213
Year 3	$ 962	$ 682	$ 658
Year 5	$ 1,265	$ 1,187	$ 1,129
Year 10	$ 2,124	$ 2,356	$ 2,431

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Value Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.725% of the next $500 million, 0.675% of the next $4 billion, 0.6725% of the next $5 billion and 0.670% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

THE HARTFORD MONEY MARKET FUND

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. This fund’s investments may include (1) banker’s acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In certain market conditions, the fund may be more allocated to lower-yielding securities. There can be no guarantee that the fund will achieve or maintain any particular level of yield. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

$1.00 Share Price Risk - Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund’s share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Notwithstanding the preceding statement, the Board of Directors of the fund has approved the participation of the fund in the U.S. Treasury Department's Temporary Guarantee Program (the “Program”) for money market funds. Subject to certain conditions and limitations, the Program provides that investors in the fund will receive $1.00 for each fund share held as of the close of business on September 19, 2008 in the event that the fund liquidates at a net asset value per share below $1.00 per share. The Program will continue to cover the amount an investor in the fund as of the close of business on September 19, 2008 held on that date or the amount such an investor holds if and when a guarantee event occurs, whichever is less. As of the date of this Prospectus, the Program will terminate on April 30, 2009. Please see page 224 for more information concerning the Program.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 1.43% (3rd quarter, 2000) and the lowest quarterly return was 0.03% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A	1.64%	2.60%	2.73%
Class B	-4.01%	1.56%	2.23%
Class C	0.03%	1.95%	2.09%
90-Day Treasury Bill Index (reflects no deductions for fees, expenses or taxes)(2)	1.40%	2.97%	3.16%

Index: The 90-Day Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day Treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the fund’s most recent current and effective yield information. HIFSCO has agreed to reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver would be voluntary and could be changed or terminated at any time without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value per share or any particular level of yield. Total Return and yield for Class A, Class B and Class C shares would have been lower if HIFSCO had not agreed to reimburse expenses or waive fees, including for certain periods all or a portion of distribution and service (12b-1) fees.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees(2)	0.25%(3)	1.00%	1.00%
Other expenses	0.29%	0.26%	0.15%
Total annual operating expenses	0.99%	1.71%	1.60%
Less: Contractual expense reimbursement (4)	0.09%	0.06%	None
Net annual operating expenses(4)	0.90%	1.65%	1.60%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

Effective March 1, 2009, the Board of Directors of the fund has approved a temporary reduction of the distribution of the distribution and service (12b-1) fee to zero for a period of six months. The Board’s action can be changed at any time.

(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.90%, 1.65% and 1.65%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund. In addition, HIFSCO may also reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver would be voluntary and could be changed or terminated at any time without notice. There is no guarantee that the fund will maintain a $1.00 net asset value per share or any particular level of yield.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 92	$ 668	$ 263
Year 3	$ 306	$ 833	$ 505
Year 5	$ 538	$ 1,123	$ 871
Year 10	$ 1,205	$ 1,823	$ 1,900

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 92	$ 168	$ 163
Year 3	$ 306	$ 533	$ 505
Year 5	$ 538	$ 923	$ 871
Year 10	$ 1,205	$ 1,823	$ 1,900

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Money Market Fund paid HIFSCO an effective management fee equal to 0.45% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.450% of the first $1 billion, 0.400% of the next $4 billion, 0.380% of the next $5 billion and 0.370% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Robert Crusha, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, CFA, Assistant Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Tonkinson previously served as assistant portfolio manager of the fund since March 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

THE HARTFORD SELECT MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund’s assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was $44 million to $5 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management became a sub-adviser effective December 2006. Performance represents performance of previous sub-advisers.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 8.80% (4th quarter, 2006) and the lowest quarterly return was

-25.58% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 04/29/2005)
Class A Return Before Taxes	-39.58%	-8.46%
Class A Return After Taxes on Distributions	-39.91%	-9.85%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-25.74%	-7.45%
Class B Return Before Taxes	-39.48%	-8.24%
Class C Return Before Taxes	-37.04%	-7.66%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-4.72%

Index: The Russell Midcap Value Index is an unmanaged index measuring the performance of the mid-cap value segment of the U.S. equity universe. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.44%	0.68%	0.50%
Total annual operating expenses	1.44%	2.43%	2.25%
Less: Contractual expense reimbursement (3)	0.16%	0.64%	0.28%
Net annual operating expenses(3)	1.28%	1.79%	1.97%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.30%, 2.05% and 2.05%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 673	$ 682	$ 300
Year 3	$ 966	$ 996	$ 676
Year 5	$ 1,279	$ 1,438	$ 1,179
Year 10	$ 2,166	$ 2,471	$ 2,563

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 673	$ 182	$ 200
Year 3	$ 966	$ 696	$ 676
Year 5	$ 1,279	$ 1,238	$ 1,179
Year 10	$ 2,166	$ 2,471	$ 2,563

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Select MidCap Value Fund paid HIFSCO an effective management fee equal to 0.75% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005). While at ING, Mr. Cubbage started in the quantitative equity research group where he helped build equity models, and most recently at ING Mr. Cubbage served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies. Prior to 1999, Mr. Cubbage worked for Cambridge Associates as a research consultant, specializing in quantitative issues.

THE HARTFORD SELECT SMALLCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select SmallCap Value Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks of small capitalization companies. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($3 billion as of December 31, 2008). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at this level in securities of companies with the stated market capitalization. The fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments. The fund may trade securities actively.

Kayne Anderson Rudnick Investment Management, LLC’s (“KAR”) investment philosophy is that strong risk-adjusted returns can be achieved through investment in high-quality companies purchased at reasonable prices. KAR utilizes a disciplined, “bottom-up,” fundamental approach to identify companies with rising free cash flow, high reinvestment rates, and strong financial characteristics. The major guideline that drives KAR’s portfolio construction process is quality. KAR defines quality as a company that has market dominance with sustainable competitive advantages, a strong management team that has a strategic vision and a strong shareholder orientation, financial strength, and consistent growth.

Metropolitan West Capital Management, LLC (“MetWest Capital”) believes a team of highly experienced investors who (1) research high-quality businesses from an objective perspective, (2) invest in small-capitalization companies selling below fair value and (3) identify clear catalysts to help realize full value within a defined time frame will produce superior long-term returns with lower-than-market risk. MetWest Capital’s approach is driven by fundamental research and utilizes a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that it considers an impetus for change at the companies in which they invest. In other words, MetWest Capital determines why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount over their investment horizon (typically two to three years).

SSgA Funds Management, Inc.’s (“SSgA FM”) enhanced small-capitalization value strategy is designed to draw on elements of passive and active investing to create a portfolio with similar characteristics to the Russell 2000 Value Index, but that also has the potential to provide excess returns. SSgA FM adheres to a quantitatively driven investment process through the usage of a multi factor model that assigns a ranking to each stock based on growth, valuation, and sentiment characteristics. The research process seeks to pinpoint stocks that are undervalued by the market, but possess superior earnings growth potential. The sentiment component helps determine whether or not it is a good time to purchase or hold a security based on the conviction of the marketplace. Risk controls seek to ensure that the strategy does not have a style or size bias relative to the Russell 2000 Value Index.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.41% (3rd quarter, 2008) and the lowest quarterly return was

-24.10% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 07/31/06)
Class A Return Before Taxes	-34.04%	-13.20%
Class A Return After Taxes on Distributions	-34.31%	-14.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-22.13%	-11.50%
Class B Return Before Taxes	-34.09%	-12.88%
Class C Return Before Taxes	-31.33%	-11.83%
Russell 2000 Value Index	-28.92%	-12.36%

Index: The Russell 2000 Value Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange. American Stock Exchange and Nasdaq. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.16%	0.51%	0.48%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual operating expenses	1.42%	2.52%	2.49%
Less: Contractual expense reimbursement (3)	None	0.27%	0.22%
Net annual operating expenses(3)	1.42%	2.25%	2.27%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 687	$ 728	$ 330
Year 3	$ 975	$ 1,059	$ 755
Year 5	$ 1,284	$ 1,516	$ 1,306
Year 10	$ 2,158	$ 2,564	$ 2,809

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 687	$ 228	$ 230
Year 3	$ 975	$ 759	$ 755
Year 5	$ 1,284	$ 1,316	$ 1,306
Year 10	$ 2,158	$ 2,564	$ 2,809

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Select SmallCap Value Fund paid HIFSCO an effective management fee equal to 1.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $500 million, 0.950% of the next $500 million, 0.900% of the next $4 billion, 0.8975% of the next $5 billion and 0.895% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. KAR, MetWest Capital and SSgA FM

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Kayne Anderson Rudnick Investment Management, LLC: The portion of the fund allocated to KAR is co-managed by Robert A. Schwarzkopf and Sandi L. Gleason.

Robert A. Schwarzkopf, Chief Investment Officer and Portfolio Manager of KAR, has served as a co-portfolio manager of the fund since its inception (2006). Mr. Schwarzkopf joined KAR in 1991 and has been involved in the management of other small- and mid-cap strategies for the firm since that time.

Sandi L. Gleason, Portfolio Manager of KAR, has served as a co-portfolio manager of the fund since its inception (2006). Ms. Gleason joined KAR in 1993 and has been involved in the management of other small- and mid-cap strategies for the firm since 1998.

Julie Kutasov, Portfolio Manager and Senior Research Analyst of KAR, has served as a co-portfolio manager of the fund since 2008. Ms. Kutasov joined KAR in 2001 and has been involved in the research of other small- and mid-cap strategies for the firm since that time.

Metropolitan West Capital Management, LLC: The portion of the fund allocated to MetWest Capital is managed by Gary W. Lisenbee and Samir Sikka.

Gary W. Lisenbee, President of MetWest Capital, has served as portfolio manager of the fund since its inception (2006). Mr. Lisenbee co-founded MetWest Capital in 1997 and has served as President of the firm since that time. Mr. Lisenbee has been an investment professional involved in portfolio management and research analysis since 1973.

Samir Sikka has served as lead strategist for the fund since February 2007 and as a research analyst for the fund since July 2006. Mr. Sikka has been an investment professional involved in portfolio management and research analysis since 1997.

SSgA Funds Management, Inc.: The portion of the fund allocated to SSgA FM is co-managed by William DeRoche and Chuck Martin.

William H. DeRoche, CFA, Principal of SSgA FM, Vice President of SSgA and the Head of the U.S. Enhanced Equity Team, has served as a co-portfolio manager of the fund since January 2009. Prior to joining SSgA in 2003, Mr. DeRoche was a quantitative analyst at Putnam Investments. Mr. DeRoche has been working in the investment management field since 1995.

Chuck Martin, Principal of SSgA FM and a portfolio manager in the Global Enhanced Equity group, has served as a co-portfolio manager of the fund since its inception (2006). Prior to joining SSgA in 2001, Mr. Martin was an Equity Analyst at SunTrust Equitable Securities (1999-2001). Mr. Martin has been working in the investment industry since 1993.

THE HARTFORD SHORT DURATION FUND

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing, under normal circumstances, at least 80% of its total assets in “investment grade” quality securities. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least “Baa3” by Moody’s and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The measure incorporates a bond’s yield, coupon and final maturity. The longer a security’s duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration. For example, a U.S. Treasury security with a duration of 2 years can be expected to change in price by approximately 2% for every 100 basis point change in the yield of the security.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team, and security structure. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Valuation Risk - In some circumstances, the fund’s investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 1.81% (2nd quarter, 2003) and the lowest quarterly return was

-1.68% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 10/31/02)
Class A Return Before Taxes	-6.35%	0.71%	1.42%
Class A Return After Taxes on Distributions	-7.56%	-0.55%	0.18%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-4.11%	-0.11%	0.50%
Class B Return Before Taxes	-8.93%	0.23%	1.17%
Class C Return Before Taxes	-5.21%	0.58%	1.17%
Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.97%	3.81%	3.72%
Barclays Capital 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	5.13%	3.96%	3.99%

Index: The Barclays Capital 1-3 Year U.S. Government/Credit Index is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index. You cannot invest directly in an index.

The Barclays Capital 1-5 Year U.S. Government/Credit Index (formerly known as Lehman Brothers 1-5 Year U.S. Government/Credit Index) is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-5 Year Government/Credit Index includes securities in the 1-5 year maturity range in the Government/Credit Index. You cannot invest directly in an index.

The fund has changed its benchmark from the Barclays Capital 1-5 Year U.S. Government/Credit to the Barclays Capital 1-3 Year U.S. Government/Credit Index because the fund's investment manager believes that the Barclays Capital 1-3 year U.S. Government/Credit index is better suited to the fund's investment strategy pertaining to the focus on shorter term fixed income instruments.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	3.00%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(2)	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%(3)	1.00%	1.00%
Other expenses	0.20%	0.34%	0.19%
Total annual operating expenses	0.90%	1.79%	1.64%
Less: Contractual expense reimbursement (4)	None	0.14%	None
Net annual operating expenses(4)	0.90%	1.65%	1.64%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.90%, 1.65% and 1.65%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 389	$ 668	$ 267
Year 3	$ 578	$ 850	$ 517
Year 5	$ 783	$ 1,157	$ 892
Year 10	$ 1,375	$ 1,859	$ 1,944

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 389	$ 168	$ 167
Year 3	$ 578	$ 550	$ 517
Year 5	$ 783	$ 957	$ 892
Year 10	$ 1,375	$ 1,859	$ 1,944

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Short Duration Fund paid HIFSCO an effective management fee equal to 0.50% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.450% of the first $500 million, 0.400% of the next $4.5 billion, 0.380% of the next $5 billion and 0.370% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Robert Crusha, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 15, 2004. Mr. Crusha served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, CFA, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2004. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989. Prior to joining the firm, Mr. Dirgins was with Conning Asset Management where he was responsible for analysis and trading of asset-backed securities.

THE HARTFORD SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•	have potential for above-average earnings growth,
•	are undervalued in relation to their investment potential,
•	have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
•	are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund. The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

Hartford Investment Management became an additional sub-adviser effective June 2006. Performance information represents performance of a previous sub-adviser.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was

-26.30% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-44.14%	-1.05%	2.18%
Class A Return After Taxes on Distributions	-44.14%	-1.94%	1.19%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-28.69%	-0.92%	1.58%
Class B Return Before Taxes	-44.18%	-0.95%	2.16%
Class C Return Before Taxes	-41.92%	-0.67%	2.02%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%	0.81%	0.81%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.33%	0.50%	0.34%
Total annual operating expenses	1.39%	2.31%	2.15%
Less: Contractual expense reimbursement (3)	None	0.29%	None
Net annual operating expenses(3)	1.39%	2.02%	2.15%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 684	$ 705	$ 318
Year 3	$ 966	$ 994	$ 673
Year 5	$ 1,269	$ 1,409	$ 1,154
Year 10	$ 2,127	$ 2,392	$ 2,483

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 684	$ 205	$ 218
Year 3	$ 966	$ 694	$ 673
Year 5	$ 1,269	$ 1,209	$ 1,154
Year 10	$ 2,127	$ 2,392	$ 2,483

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Small Company Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $250 million, 0.800% of the next $250 million, 0.750% of the next $500 million, 0.700% of the next $500 million, 0.650% of the next $3.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is managed by Steven C. Angeli, Stephen Mortimer and Mario E. Abularach.

Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Mortimer joined Wellington Management as an investment professional in 2001.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

THE HARTFORD SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund’s sub-advisers believe have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund’s portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund’s market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation, momentum, balance sheet and situations and events factors. Valuation factors capture cheapness. Balance sheet factors analyze the quality of earnings and capital. Momentum factors focus on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. Situations and events factors exploit opportunities arising from idiosyncratic events or transient situations.

Hartford Investment Management seeks to achieve the fund’s goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L, M and N shares (Class L in not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund’s Class A, B and C shares would have been substantially similar to those of the fund’s Class L, M and N shares because all of the fund’s shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. Hartford Investment Management became an additional sub-adviser effective November 2006. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year(1)

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was

-29.49% (3rd quarter, 2001).

(1)	Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes(1)	-41.06%	-5.17%	1.43%
Class A Return After Taxes on Distributions(1)	-41.06%	-5.54%	-0.72%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-26.69%	-4.23%	0.43%
Class B Return Before Taxes(1)	-41.08%	-5.06%	1.50%
Class C Return Before Taxes(1)	-38.78%	-4.84%	1.31%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1)

Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%	0.81%	0.81%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.58%	0.70%	0.44%
Total annual operating expenses	1.64%	2.51%	2.25%
Less: Contractual expense reimbursement (3)	0.44%	0.68%	0.15%
Net annual operating expenses(3)	1.20%	1.83%	2.10%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 666	$ 686	$ 313
Year 3	$ 998	$ 1,017	$ 689
Year 5	$ 1,354	$ 1,474	$ 1,191
Year 10	$ 2,352	$ 2,580	$ 2,573

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 666	$ 186	$ 213
Year 3	$ 998	$ 717	$ 689
Year 5	$ 1,354	$ 1,274	$ 1,191
Year 10	$ 2,352	$ 2,580	$ 2,573

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford SmallCap Growth Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $250 million, 0.650% of the next $4.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is co-managed by David J. Elliott and Doris T. Dwyer.

David J. Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Ms. Dwyer joined Wellington Management as an investment professional in 1998.

THE HARTFORD STOCK FUND

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund’s assets in equity securities. The fund’s diversified portfolio of equity securities are evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 14.47% (4th quarter, 1999) and the lowest quarterly return was

-24.56% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-46.70%	-6.46%	-3.80%
Class A Return After Taxes on Distributions	-47.09%	-6.69%	-4.14%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-30.37%	-5.49%	-3.25%
Class B Return Before Taxes	-46.93%	-6.59%	-3.85%
Class C Return Before Taxes	-44.72%	-6.11%	-3.93%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.43%	0.54%	0.32%
Total annual operating expenses	1.41%	2.27%	2.05%
Less: Contractual expense reimbursement (3)	0.23%	0.18%	None
Net annual operating expenses(3)	1.18%	2.09%	2.05%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.25%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 664	$ 712	$ 308
Year 3	$ 950	$ 992	$ 643
Year 5	$ 1,258	$ 1,399	$ 1,103
Year 10	$ 2,129	$ 2,375	$ 2,379

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 664	$ 212	$ 208
Year 3	$ 950	$ 692	$ 643
Year 5	$ 1,258	$ 1,199	$ 1,103
Year 10	$ 2,129	$ 2,375	$ 2,379

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Stock Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2005 and for clients of the firm for the past four years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was an investment professional with The Boston Company Asset Management (1988 – 2005).

THE HARTFORD STRATEGIC INCOME FUND

INVESTMENT GOAL. The Hartford Strategic Income Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities. The fund focuses its investments, under normal circumstances, in non-investment grade debt securities, foreign securities, and highly rated securities. Non-investment grade debt securities are securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade debt securities are commonly referred to as “high yield - high risk” or “junk bonds”. Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets. Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The fund may also invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities, preferred stock, and common stock. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes. The fund may invest in debt securities of any maturity.

The fund will generally hold a diversified portfolio of investments in various sectors, although the fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.

The overall investment approach of Hartford Investment Management’s team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Unsecured Loans Risk - Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.

Valuation Risk - In some circumstances, the fund’s investments could become harder to value.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total return for calendar year 2008

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 0.89% (2nd quarter, 2008) and the lowest quarterly return was

-10.63% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 05/31/07)
Class A Return Before Taxes	-21.11%	-13.24%
Class A Return After Taxes on Distributions	-23.04%	-16.01%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-13.54%	-12.72%
Class B Return Before Taxes	-21.92%	-13.43%
Class C Return Before Taxes	-18.78%	-11.31%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	6.91%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.17%	0.26%	0.20%
Total annual operating expenses(3)	0.97%	1.81%	1.75%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.15%, 1.90% and 1.90%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 545	$ 684	$ 278
Year 3	$ 745	$ 869	$ 551
Year 5	$ 962	$ 1,180	$ 949
Year 10	$ 1,586	$ 1,906	$ 2,062

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 545	$ 184	$ 178
Year 3	$ 745	$ 569	$ 551
Year 5	$ 962	$ 980	$ 949
Year 10	$ 1,586	$ 1,906	$ 2,062

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Strategic Income Fund paid HIFSCO an effective management fee equal to 0.19% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $500 million, 0.475% of the next $4 billion, 0.455% of the next $5 billion and 0.445% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund is managed by a team of portfolio managers including Michael Bacevich, Michael Gray, Mark Niland, Peter Perrotti, Nasri Toutoungi and Edward Vaimberg.

Michael Bacevich, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Bacevich joined Hartford Investment Management in 2004. Previously Mr. Bacevich was the head of the Leveraged Loan Team at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Michael Gray, CFA, Managing Director and head of Investment Grade Corporate of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.

Mark Niland, CFA, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

Peter Perrotti, CFA, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Perrotti joined Hartford Investment Management in 1990 and has served in various capacities including head of the Government and Residential Securities Sector, analytical support, CMO trading, derivatives trading and portfolio management since that time. Prior to joining Hartford Investment Management, he was employed by The Travelers, where he served as an Actuarial Associate.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a managing director of Blackrock, Inc. from 1998 to January 2002 and a director and partner of Rogge Global Partners from 1997 to 1998.

Edward Vaimberg, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a managing director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

THE HARTFORD TAX-FREE CALIFORNIA FUND

PROPOSED REORGANIZATION. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Tax-Free California Fund (the “Acquired Fund”) and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).

Effective as of the close of business on February 13, 2009, shares of the Acquired Fund are no longer are available for sale to new investors or existing shareholders (except through reinvested dividends) nor are they eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors of The Hartford Mutual Funds has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about July 16, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

A proxy statement containing detailed information concerning the Reorganization is expected to be mailed to the Acquired Fund’s shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O.Box 64387, St. Paul, MN 55164-0387

INVESTMENT GOAL. The Hartford Tax-Free California Fund seeks to provide current income exempt from both federal and California income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and California state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of California.

The fund primarily invests in tax-exempt obligations issued by the State of California, its agencies, instrumentalities and political subdivisions. At least 65% of the tax-exempt obligations purchased by the fund will be of “investment grade” quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”), or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below-investment-grade. Debt securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds.” The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund’s yield.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Municipal Securities Risk - State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.17% (3rd quarter, 2004) and the lowest quarterly return was

-13.36% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/02)
Class A Return Before Taxes	-23.70%	-2.74%	-1.36%
Class A Return After Taxes on Distributions	-23.70%	-2.74%	-1.36%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-13.91%	-1.60%	-0.45%
Class B Return Before Taxes	-24.47%	-2.91%	-1.37%
Class C Return Before Taxes	-21.36%	-2.56%	-1.31%
Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-4.15%	2.62%	3.19%

Index: The Barclays Capital California Municipal Bond Index (formerly know as the Lehman Brothers California Municipal Bond Index) is an unmanaged index of California municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(2)	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%(3)	1.00%	1.00%
Other expenses	0.11%	0.15%	0.14%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%
Total annual operating expenses	0.88%	1.67%	1.66%
Less: Contractual expense reimbursement (4)	0.01%	0.05%	0.04%
Net annual operating expenses(4)	0.87%	1.62%	1.62%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 535	$ 665	$ 265
Year 3	$ 717	$ 822	$ 520
Year 5	$ 915	$ 1,103	$ 898
Year 10	$ 1,485	$ 1,762	$ 1,962

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 535	$ 165	$ 165
Year 3	$ 717	$ 522	$ 520
Year 5	$ 915	$ 903	$ 898
Year 10	$ 1,485	$ 1,762	$ 1,962

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Tax-Free California Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.500% of the first $500 million, 0.450% of the next $4.5 billion, 0.430% of the next $5 billion and 0.420% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Charles Grande, Executive Vice President and sector head for Municipals of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA Insurance Corp.

THE HARTFORD TAX-FREE NATIONAL FUND

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 65% of the tax-exempt obligations purchased by the fund will be of “investment grade” quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”), or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below-investment-grade. Debt securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds”. The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund’s holdings may range from 5 to 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund’s yield.

PROPOSED REORGANIZATION. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Tax-Free California Fund (the “Acquired Fund”) and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).

The Board of Directors of The Hartford Mutual Funds has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about July 16, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Municipal Securities Risk - State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class E, M and N shares (Class E, M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund’s Class A, B and C shares would have been substantially similar to those of the fund’s Class E, M and N shares because all of the fund’s shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year(1)

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.09% (3rd quarter, 2002) and the lowest quarterly return was

-10.43% (4th quarter, 2008).

(1)	Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class E shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes(1)	-22.63%	-2.54%	1.17%
Class A Return After Taxes on Distributions(1)	-22.63%	-2.54%	0.97%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-13.16%	-1.40%	1.57%
Class B Return Before Taxes(1)	-23.42%	-2.70%	-0.94%
Class C Return Before Taxes(1)	-20.37%	-2.37%	0.82%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%

Index: The Barclays Capital Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1)

Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(2)	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%(3)	1.00%	1.00%
Other expenses	0.14%	0.20%	0.15%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%
Total annual operating expenses	0.91%	1.72%	1.67%
Less: Contractual expense reimbursement (4)	0.04%	0.10%	0.05%
Net annual operating expenses(4)	0.87%	1.62%	1.62%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 535	$ 665	$ 265
Year 3	$ 723	$ 832	$ 522
Year 5	$ 927	$ 1,124	$ 903
Year 10	$ 1,516	$ 1,807	$ 1,972

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 535	$ 165	$ 165
Year 3	$ 723	$ 532	$ 522
Year 5	$ 927	$ 924	$ 903
Year 10	$ 1,516	$ 1,807	$ 1,972

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Tax-Free National Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.500% of the first $500 million, 0.450% of the next $4.5 billion, 0.430% of the next $5 billion and 0.420% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Charles Grande, Executive Vice President and sector head for Municipals of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

THE HARTFORD TOTAL RETURN BOND FUND

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below-investment-grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below-investment-grade. Securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 4.10% (4th quarter, 2000) and the lowest quarterly return was

-4.06% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-9.98%	0.62%	3.48%
Class A Return After Taxes on Distributions	-11.77%	-0.95%	1.52%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-6.47%	-0.35%	1.79%
Class B Return Before Taxes	-10.89%	0.46%	3.37%
Class C Return Before Taxes	-7.42%	0.87%	3.24%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	5.63%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.24%	0.40%	0.21%
Total annual operating expenses	1.02%	1.93%	1.74%
Less: Contractual expense reimbursement (3)	0.02%	0.22%	None
Net annual operating expenses(3)	1.00%	1.71%	1.74%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 547	$ 674	$ 277
Year 3	$ 758	$ 885	$ 548
Year 5	$ 986	$ 1,222	$ 944
Year 10	$ 1,640	$ 1,999	$ 2,052

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 547	$ 174	$ 177
Year 3	$ 758	$ 585	$ 548
Year 5	$ 986	$ 1,022	$ 944
Year 10	$ 1,640	$ 1,999	$ 2,052

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Total Return Bond Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.525% of the next $500 million, 0.500% of the next $4 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal. The fund may trade securities actively.

The fund may utilize securities lending arrangements and reverse repurchase transactions. The fund may also utilize derivatives to manage portfolio risk or for other investment purposes.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Government-Sponsored Agency Securities Risk - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.

Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the FHFA or guaranteed by the Department of Veterans Affairs.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund’s net asset value.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Securities Lending Risk - Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class E, M and N shares (Class E, M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund’s Class A, B and C shares would have been substantially similar to those of the fund’s Class E, M and N shares because all of the fund’s shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year(1)

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was

-2.50% (2nd quarter, 2004).

(1)	Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class E shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes(1)	-0.96%	2.32%	3.94%
Class A Return After Taxes on Distributions(1)	-2.43%	0.73%	2.07%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.65%	1.04%	2.18%
Class B Return Before Taxes(1)	-1.84%	2.20%	3.73%
Class C Return Before Taxes(1)	2.07%	2.52%	3.60%
Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	10.43%	5.30%	5.74%

Index: The Barclays Capital U.S. Government Index (formerly known as the Lehman Brothers U.S. Government Index) is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1)

Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.29%	0.46%	0.22%
Total annual operating expenses	1.09%	2.01%	1.77%
Less: Contractual expense reimbursement (3)	0.09%	0.33%	0.02%
Net annual operating expenses(3)	1.00%	1.68%	1.75%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 547	$ 671	$ 278
Year 3	$ 772	$ 899	$ 555
Year 5	$ 1,016	$ 1,252	$ 957
Year 10	$ 1,711	$ 2,073	$ 2,082

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 547	$ 171	$ 178
Year 3	$ 772	$ 599	$ 555
Year 5	$ 1,016	$ 1,052	$ 957
Year 10	$ 1,711	$ 2,073	$ 2,082

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford U.S. Government Securities Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 2008. Mr. Hendricks joined Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

Russell M. Regenauer, CFA, Senior Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 2002 and as portfolio manager of the fund since June 1, 2008. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985. Prior to joining the firm in 1993, Mr. Regenauer worked for Fleet Bank and Bank of New England.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 2008. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978. Prior to joining the firm, he was a Vice President and fixed income manager for J.P. Morgan & Company.

THE HARTFORD VALUE FUND

INVESTMENT GOAL. The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 16.34% (2nd quarter, 2003) and the lowest quarterly return was

-19.93% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class A Return Before Taxes	-37.75%	-0.78%	-0.92%
Class A Return After Taxes on Distributions	-38.13%	-1.45%	-1.44%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-24.55%	-0.78%	-0.90%
Class B Return Before Taxes	-37.76%	-0.73%	-0.91%
Class C Return Before Taxes	-35.27%	-0.39%	-0.92%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	0.12%

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.27%	0.47%	0.30%
Total annual operating expenses	1.32%	2.27%	2.10%
Less: Contractual expense reimbursement (3)	None	0.21%	None
Net annual operating expenses(3)	1.32%	2.06%	2.10%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 677	$ 709	$ 313
Year 3	$ 945	$ 989	$ 658
Year 5	$ 1,234	$ 1,396	$ 1,129
Year 10	$ 2,053	$ 2,350	$ 2,431

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 677	$ 209	$ 213
Year 3	$ 945	$ 689	$ 658
Year 5	$ 1,234	$ 1,196	$ 1,129
Year 10	$ 2,053	$ 2,350	$ 2,431

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Fund paid HIFSCO an effective management fee equal to 0.80% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475 of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management (2004 – 2006).

THE HARTFORD VALUE OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer’s earnings power, and its growth potential. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•	attractive valuation,
•	a strong management team, and
•	strong industry position.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L, M and N shares (Class L is not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund’s Class A, B and C shares would have been substantially similar to those of the fund’s Class L, M and N shares because all of the fund’s shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year(1)

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 21.74% (2nd quarter, 2003) and the lowest quarterly return was

-20.89% (4th quarter, 2008).

(1)	Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes(1)	-45.15%	-5.27%	-0.07%
Class A Return After Taxes on Distributions(1)	-45.53%	-6.49%	-1.48%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-29.36%	-4.30%	-0.40%
Class B Return Before Taxes(1)	-45.08%	-5.12%	-0.10%
Class C Return Before Taxes(1)	-43.01%	-4.91%	-0.25%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.25%	-0.72%	1.69%

Indices: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(2)	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.25%(3)	1.00%	1.00%
Other expenses	0.40%	0.62%	0.36%
Total annual operating expenses	1.42%	2.39%	2.13%
Less: Contractual expense reimbursement (4)	0.07%	0.50%	0.03%
Net annual operating expenses(4)	1.35%	1.89%	2.10%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2) Effective November 1, 2008, HIFSCO has permanently reduced its management fee at the first two breakpoints for this fund.

(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(4)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.35%, 2.10% and 2.10%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 692	$ 313
Year 3	$ 968	$ 998	$ 664
Year 5	$ 1,277	$ 1,430	$ 1,141
Year 10	$ 2,153	$ 2,446	$ 2,460

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 680	$ 192	$ 213
Year 3	$ 968	$ 698	$ 664
Year 5	$ 1,277	$ 1,230	$ 1,141
Year 10	$ 2,153	$ 2,446	$ 2,460

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $100 million, 0.750% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2009 and has been involved in portfolio management and securities analysis for the fund since 2003. Mr. Palmer joined Wellington Management as an investment professional in 1998.

David R. Fassnacht, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Fassnacht joined Wellington Management as an investment professional in 1991.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

THE HARTFORD EQUITY GROWTH ALLOCATION FUND

INVESTMENT GOAL. The Hartford Equity Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds. It does this by investing in a combination of other Hartford Mutual Funds - the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds (both domestic and international equity funds) based on the fund’s investment objective and on internally generated research.
•	Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.
•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	ETFs
The Hartford Fundamental Growth Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Growth Fund	SPDR DJ Wilshire REIT ETF
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 8.29% (4th quarter, 2006) and the lowest quarterly return was

-23.12% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 05/28/04)
Class A Return Before Taxes	-44.23%	-3.03%
Class A Return After Taxes on Distributions	-44.52%	-3.89%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-28.65%	-2.66%
Class B Return Before Taxes	-44.29%	-2.85%
Class C Return Before Taxes	-42.00%	-2.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%(1)

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.29%	0.37%	0.28%
Acquired Fund fees and expenses	0.86%	0.86%	0.86%
Total annual operating expenses	1.55%	2.38%	2.29%
Less: Contractual expense reimbursement (3)	None	0.03%	None
Net annual operating expenses(3)	1.55%	2.35%	2.29%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 699	$ 738	$ 332
Year 3	$ 1,013	$ 1,040	$ 715
Year 5	$ 1,348	$ 1,468	$ 1,225
Year 10	$ 2,294	$ 2,508	$ 2,626

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 699	$ 238	$ 232
Year 3	$ 1,013	$ 740	$ 715
Year 5	$ 1,348	$ 1,268	$ 1,225
Year 10	$ 2,294	$ 2,508	$ 2,626

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Equity Growth Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THE HARTFORD GROWTH ALLOCATION FUND

INVESTMENT GOAL. The Hartford Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	Fixed Income and Money Market Funds
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select MidCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 6.84% (4th quarter, 2006) and the lowest quarterly return was

-18.47% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class A Return Before Taxes	-38.25%	-1.94%
Class A Return After Taxes on Distributions	-38.96%	-2.96%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-24.60%	-1.88%
Class B Return Before Taxes	-38.30%	-1.78%
Class C Return Before Taxes	-35.69%	-1.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%(1)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(1)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.13%	0.13%	0.13%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.21%	0.28%	0.21%
Acquired Fund fees and expenses	0.80%	0.80%	0.80%
Total annual operating expenses(3)	1.39%	2.21%	2.14%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.50%, 2.25% and 2.25%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 684	$ 724	$ 317
Year 3	$ 966	$ 991	$ 670
Year 5	$ 1,269	$ 1,385	$ 1,149
Year 10	$ 2,127	$ 2,337	$ 2,472

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 684	$ 224	$ 217
Year 3	$ 966	$ 691	$ 670
Year 5	$ 1,269	$ 1,185	$ 1,149
Year 10	$ 2,127	$ 2,337	$ 2,472

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Allocation Fund paid HIFSCO an effective management fee equal to 0.13% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THE HARTFORD BALANCED ALLOCATION FUND

INVESTMENT GOAL. The Hartford Balanced Allocation Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 60% of assets in equity funds and approximately 40% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Capital Appreciation II Fund	The Hartford High Yield Fund
The Hartford Disciplined Equity Fund	The Hartford Income Fund
The Hartford Dividend and Growth Fund	The Hartford Inflation Plus Fund
The Hartford Equity Income Fund	The Hartford Short Duration Fund
The Hartford Fundamental Growth Fund	The Hartford Strategic Income Fund
The Hartford Growth Fund	The Hartford Total Return Bond Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund	ETFs
The Hartford Select MidCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Select SmallCap Value Fund	Portfolio ETF
The Hartford Small Company Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Value Fund	SPDR DJ Wilshire REIT ETF

Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.53% (4th quarter, 2006) and the lowest quarterly return was

-16.04% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class A Return Before Taxes	-33.41%	-1.63%
Class A Return After Taxes on Distributions	-34.09%	-2.74%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-21.65%	-1.74%
Class B Return Before Taxes	-33.54%	-1.55%
Class C Return Before Taxes	-30.76%	-1.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(1)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.13%	0.13%	0.13%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.15%	0.22%	0.16%
Acquired Fund fees and expenses	0.75%	0.75%	0.75%
Total annual operating expenses(3)	1.28%	2.10%	2.04%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 673	$ 713	$ 307
Year 3	$ 934	$ 958	$ 640
Year 5	$ 1,214	$ 1,329	$ 1,098
Year 10	$ 2,010	$ 2,222	$ 2,369

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 673	$ 213	$ 207
Year 3	$ 934	$ 658	$ 640
Year 5	$ 1,214	$ 1,129	$ 1,098
Year 10	$ 2,010	$ 2,222	$ 2,369

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Balanced Allocation Fund paid HIFSCO an effective management fee equal to 0.13% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THE HARTFORD CONSERVATIVE ALLOCATION FUND

INVESTMENT GOAL. The Hartford Conservative Allocation Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and enhance returns. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 40% of assets in equity funds and approximately 60% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Dividend and Growth Fund	The Hartford Income Fund
The Hartford Equity Income Fund	The Hartford Inflation Plus Fund
The Hartford Fundamental Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Strategic Income Fund
The Hartford LargeCap Growth Fund	The Hartford Total Return Bond Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund	ETFs
The Hartford Value Fund	Powershares Emerging Markets Sovereign Debt
Portfolio ETF
Global and International Equity Funds	SPDR DJ Wilshire International Real Estate ETF
The Hartford Global Growth Fund	SPDR DJ Wilshire REIT ETF
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 3.86% (4th quarter, 2006) and the lowest quarterly return was

-12.74% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class A Return Before Taxes	-27.39%	-1.35%
Class A Return After Taxes on Distributions	-28.32%	-2.67%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-17.73%	-1.67%
Class B Return Before Taxes	-27.52%	-1.19%
Class C Return Before Taxes	-24.49%	-0.79%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%(1)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(1)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.17%	0.25%	0.18%
Acquired Fund fees and expenses	0.69%	0.69%	0.69%
Total annual operating expenses(3)	1.26%	2.09%	2.02%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.35%, 2.10% and 2.10%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 671	$ 712	$ 305
Year 3	$ 928	$ 955	$ 634
Year 5	$ 1,204	$ 1,324	$ 1,088
Year 10	$ 1,989	$ 2,208	$ 2,348

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 671	$ 212	$ 205
Year 3	$ 928	$ 655	$ 634
Year 5	$ 1,204	$ 1,124	$ 1,088
Year 10	$ 1,989	$ 2,208	$ 2,348

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Conservative Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THE HARTFORD INCOME ALLOCATION FUND

INVESTMENT GOAL. The Hartford Income Allocation Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goals through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

••

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Fixed Income and Money Market Funds	ETFs
The Hartford Floating Rate Fund	Powershares Emerging Markets Sovereign Debt
The Hartford High Yield Fund	Portfolio ETF
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 2.57% (3rd quarter, 2006) and the lowest quarterly return was

-6.98% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 05/28/04)
Class A Return Before Taxes	-14.96%	-0.70%
Class A Return After Taxes on Distributions	-16.51%	-2.18%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-9.64%	-1.39%
Class B Return Before Taxes	-15.84%	-0.78%
Class C Return Before Taxes	-12.37%	-0.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(1)

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.29%	0.37%	0.31%
Acquired Fund fees and expenses	0.61%	0.61%	0.61%
Total annual operating expenses	1.30%	2.13%	2.07%
Less: Contractual expense reimbursement (3)	0.10%	0.18%	0.12%
Net annual operating expenses(3)	1.20%	1.95%	1.95%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.20%, 1.95% and 1.95%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 567	$ 698	$ 298
Year 3	$ 834	$ 950	$ 637
Year 5	$ 1,122	$ 1,328	$ 1,103
Year 10	$ 1,939	$ 2,236	$ 2,391

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 567	$ 198	$ 198
Year 3	$ 834	$ 650	$ 637
Year 5	$ 1,122	$ 1,128	$ 1,103
Year 10	$ 1,939	$ 2,236	$ 2,391

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Income Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THE HARTFORD TARGET RETIREMENT 2010 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2010 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2010. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 56% of assets in equity funds and approximately 44% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2010) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2010). After the target retirement date (2010), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2010).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Dividend and Growth Fund	The Hartford Income Fund
The Hartford Equity Income Fund	The Hartford Inflation Plus Fund
The Hartford Fundamental Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Fund	The Hartford Strategic Income Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select SmallCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Small Company Fund	Portfolio ETF
The Hartford Value Fund	SPDR DJ Wilshire International Real Estate ETF
SPDR DJ Wilshire REIT ETF
Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 4.11% (4th quarter, 2006) and the lowest quarterly return was

-15.57% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class A Return Before Taxes	-31.73%	-6.58%
Class A Return After Taxes on Distributions	-32.47%	-8.45%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-20.56%	-6.40%
Class B Return Before Taxes	-31.76%	-6.38%
Class C Return Before Taxes	-28.97%	-5.65%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.62%	0.73%	0.78%
Acquired Fund fees and expenses	0.72%	0.72%	0.72%
Total annual operating expenses	1.74%	2.60%	2.65%
Less: Contractual expense reimbursement (3)	0.74%	0.85%	0.90%
Net annual operating expenses(3)	1.00%	1.75%	1.75%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 646	$ 678	$ 278
Year 3	$ 1,000	$ 1,028	$ 738
Year 5	$ 1,376	$ 1,504	$ 1,325
Year 10	$ 2,431	$ 2,660	$ 2,917

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 646	$ 178	$ 178
Year 3	$ 1,000	$ 728	$ 738
Year 5	$ 1,376	$ 1,304	$ 1,325
Year 10	$ 2,431	$ 2,660	$ 2,917

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2010 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THE HARTFORD TARGET RETIREMENT 2020 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2020 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2020. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 69% of assets in equity funds and approximately 31% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2020) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2020). After the target retirement date (2020), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2020).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Equity Income Fund	The Hartford Income Fund
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Strategic Income Fund
The Hartford LargeCap Growth Fund	The Hartford Total Return Bond Fund
The Hartford MidCap Fund
The Hartford Select MidCap Value Fund	ETFs
The Hartford Select SmallCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Small Company Fund	Portfolio ETF
The Hartford Stock Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Value Opportunities Fund

Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.35% (4th quarter, 2006) and the lowest quarterly return was

-17.46% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class A Return Before Taxes	-35.67%	-7.47%
Class A Return After Taxes on Distributions	-36.24%	-8.67%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-23.14%	-6.80%
Class B Return Before Taxes	-35.81%	-7.36%
Class C Return Before Taxes	-33.15%	-6.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.37%	0.61%	0.56%
Acquired Fund fees and expenses	0.76%	0.76%	0.76%
Total annual operating expenses	1.53%	2.52%	2.47%
Less: Contractual expense reimbursement (3)	0.48%	0.72%	0.67%
Net annual operating expenses(3)	1.05%	1.80%	1.80%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.05%, 1.80% and 1.80%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 651	$ 683	$ 283
Year 3	$ 962	$ 1,016	$ 706
Year 5	$ 1,295	$ 1,476	$ 1,255
Year 10	$ 2,235	$ 2,557	$ 2,756

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 651	$ 183	$ 183
Year 3	$ 962	$ 716	$ 706
Year 5	$ 1,295	$ 1,276	$ 1,255
Year 10	$ 2,235	$ 2,557	$ 2,756

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2020 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THE HARTFORD TARGET RETIREMENT 2030 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2030 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2030, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2030. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 81% of assets in equity funds and approximately 19% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2030) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2030). After the target retirement date (2030), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2030).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	Fixed Income and Money Market Funds
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select MidCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 6.22% (4th quarter, 2006) and the lowest quarterly return was

-18.51% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class A Return Before Taxes	-37.99%	-8.13%
Class A Return After Taxes on Distributions	-38.39%	-10.15%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-24.71%	-7.74%
Class B Return Before Taxes	-37.96%	-7.83%
Class C Return Before Taxes	-35.42%	-7.12%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS A	CLASS B	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%(2)	1.00%	1.00%
Other expenses	0.46%	0.92%	0.71%
Acquired Fund fees and expenses	0.79%	0.79%	0.79%
Total annual operating expenses	1.65%	2.86%	2.65%
Less: Contractual expense reimbursement (3)	0.60%	1.30%	0.90%
Net annual operating expenses(3)	1.05%	1.56%	1.75%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.05%, 1.80% and 1.80%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 651	$ 659	$ 278
Year 3	$ 986	$ 1,063	$ 738
Year 5	$ 1,344	$ 1,594	$ 1,325
Year 10	$ 2,349	$ 2,800	$ 2,917

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 651	$ 159	$ 178
Year 3	$ 986	$ 763	$ 738
Year 5	$ 1,344	$ 1,394	$ 1,325
Year 10	$ 2,349	$ 2,800	$ 2,917

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2030 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%

Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Fund of Funds Structure

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds. Other than the Checks and Balances Fund, each fund’s sub-adviser invests that fund’s assets in a combination of other Hartford Mutual Funds (“Underlying Funds”) and Exchange-Traded Funds (“ETFs”). The Checks and Balances Fund maintains approximately equal investments in three Underlying Funds. Each fund of funds’ share price changes daily based on the performance of the Underlying Funds in which it invests, and the ability of each fund of funds to meet its investment goal is directly related to its particular target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal. The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related to the Fund of Funds Structure:

•	Each fund of funds is exposed to the risks of its Underlying Funds in proportion to the amount of assets the fund allocates to each Underlying Fund.
•	By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund of funds’ direct fees and expenses.
•

A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund.

•	Rebalancing Underlying Funds may increase transaction costs, although the sub-advisers attempt to minimize these costs.
•

Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds. Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds. To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

•

The investment allocation limitations of the Checks and Balances Fund and Target Retirement Funds make these funds less flexible in their investment strategies than the other funds of funds. In addition, Target Retirement Funds’ asset allocations may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk. You should consider a number of factors beyond target retirement date when evaluating whether or not to invest in these funds.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.
•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups

•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions
•	less uniform accounting, auditing and financial reporting standards
•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. Except with respect to High Yield Municipal Bond Fund, Tax-Free National Fund and Tax-Free California Fund, a fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. High Yield Municipal Bond Fund, Tax-Free National Fund and Tax-Free California Fund each have a “fundamental” policy to invest at least 80% of its assets in investments the income of which is exempt from federal income tax and, with respect to Tax-Free California Fund, the income tax of California. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

Participation in the U.S. Department of the Treasury Guarantee Program for Money Market Funds

The Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) has approved the participation of the Money Market Fund (the “fund”) in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Program”) until April 30, 2009.

Subject to certain conditions and limitations, the Program provides that investors in the fund will receive $1.00 for each Fund share held as of the close of business on September 19, 2008 in the event that the fund liquidates at a net asset value per share below $1.00 per share (a “guarantee event”). The Program will continue to cover the amount an investor in the fund as of the close of business on September 19, 2008 held on that date or the amount such an investor holds if and when a guarantee event occurs, whichever is less.

Accordingly, any purchase of shares of the fund for a new account after the close of business on September 19, 2008 and any increase in the number of shares of the fund held in an account after the close of business on September 19, 2008 will not be covered by the Program. In the event that shares held as of close of business on September 19, 2008 are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the fund as of close of business on September 19, 2008 or (ii) the amounts held in the fund on the date the guarantee is triggered.

The cost to participate in the extended term of the Program will be borne by the fund without regard to any fee waiver and/or any expense limitation or reimbursement currently in effect for the fund. Therefore, the cost to participate in the Program is borne by all shareholders of the fund whether or not their shares are covered by the Program. Continued participation in the Program is expected to provide direct benefits to current shareholders that were shareholders as of September 19, 2008 and indirect benefits to all current shareholders by supporting the stability of the fund’s asset level. As of December 31, 2008, assets available to the Program to support all participating money market funds do not exceed $50 billion, and the Secretary of the Treasury may extend the Program beyond April 30, 2009 up through the close of business on September 18, 2009. If the Program is further extended, the fund will consider whether to continue to participate. Any additional cost to participate in the extended Program may also be borne by the fund at that time.

Neither this Prospectus nor the fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Advisers

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is a registered investment adviser based in Los Angeles, California. The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy. As of December 31, 2008, KAR had approximately $3.4 billion in assets under management. KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

Metropolitan West Capital Management, LLC (“MetWest Capital”) oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad. MetWest Capital specializes in large-capitalization and small-capitalization value equity, international core value equity, global value equity and balanced portfolios. As of December 31, 2008, MetWest Capital had investment management authority over approximately $8 billion in assets under management. MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. As a result of the recent acquisition of Wachovia Corporation (“Wachovia”) by Wells Fargo & Company (“Wells Fargo”), Wells Fargo holds a majority interest in MetWest Capital. In connection with the acquisition, the Board of Directors approved a new sub-advisory agreement with MetWest Capital. The acquisition of Wachovia by Wells Fargo is not expected to affect the day-to-day management of the Select SmallCap Value Fund.

SSgA Funds Management, Inc. (“SSgA FM”) is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. As of December 31, 2008, SSgA FM managed approximately $118 billion in assets, and SSgA managed approximately $1.44 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

CLASSES OF SHARES

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus Your financial representative can help you decide.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Certain funds also offer other share classes to certain qualified investors pursuant to separate prospectuses describing those classes. Please refer to the Introduction of this prospectus for further details on the other share classes offered.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A

•	Front-end sales charges, as described under the subheading “How Sales Charges are Calculated”.
•	Distribution and service (12b-1) fees of 0.25%.(1)
(1)

The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.
•	Distribution and service (12b-1) fees of 1.00%.
•	A deferred sales charge, as described on the following page.
•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.
•	Distribution and service (12b-1) fees of 1.00%.
•	A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

How Sales Charges Are Calculated

Class A sales charges and commissions paid to dealers for the funds are as follows. The offering price includes the front-end sales load.

All Funds, Except For Income Allocation Fund And Fixed Income Funds

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$ 50,000 — $ 99,999	4.50%	4.71%	4.00%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.00%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

Income Allocation Fund And Fixed Income Funds, Except For Money Market Fund, Short Duration Fund And Floating Rate Fund

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	4.50%	4.71%	3.75%
$ 50,000 — $ 99,999	4.00%	4.17%	3.50%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.00%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

Short Duration Fund And Floating Rate Fund

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$ 50,000 — $ 99,999	2.50%	2.56%	2.00%
$100,000 — $249,999	2.25%	2.30%	1.75%
$250,000 — $499,999	1.75%	1.78%	1.25%
$500,000 — $999,999	1.25%	1.27%	1.00%
$1 million or more(1)	0%	0%	0%

(1)

Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1.00% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million of an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors”.

For purchases made on or before April 30, 2007, the 1.00% CDSC indicated above also may be waived where the distributor does not compensate the broker for the sale.

For retirement plans established on or after March 1, 2007, the commission schedule and 1.00% CDSC will not apply.

Class B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows in the below table. Note that after 8 years, Class B shares convert to Class A shares.

YEARS AFTER PURCHASE	CDSC
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6 years	None

Class C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER PURCHASE	CDSC
1st year	1.00%
After 1 year	None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, a fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, and (3) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC. If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds’ shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

Sales Charge Reductions And Waivers

Reducing Your Class A Sales Charges There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company (“HASCO”), the funds’ transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

•

Accumulation Privilege — lets you add the value of any shares of the funds (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A and Class L investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser’s holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

•

Letter Of Intent — lets you purchase Class A and Class L shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Please note: retirement plans that receive breakpoints at the plan level do not qualify for the LOI privilege. Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under “Accumulation Privilege.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Accumulation Privilege.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC Waivers As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

•	to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,
•	for death or disability except in the case of a transfer or rollover to a company not affiliated with The Hartford,
•	under reorganization, liquidation, merger or acquisition transactions involving other investment companies,
•	for retirement plans under the following circumstances:
(1)	to return excess contributions,
(2)	hardship withdrawals as defined in the plans,
(3)	under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,
(4)	to meet minimum distribution requirements under the Internal Revenue Code,
(5)	to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

(6) after separation from service for employer sponsored retirement plans, and

(7)

for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

Reinstatement Privilege

Effective April 1, 2009, you will have the following reinstatement privilege with respect to fund shares purchased on or after that date: If you sell shares of a fund, you may reinvest some or all of the proceeds in shares of the same fund or any other Hartford Mutual Fund within 90 days without a sales charge, as long as the transfer agent is notified before you reinvest. If you sold Class A or C shares, you must reinvest in shares of the same class to take advantage of the reinstatement privilege. If you paid a CDSC when you sold your Class A or Class C shares, you will be credited with the amount of that CDSC. If you sold Class B shares, you must reinvest in Class A shares and you will not receive a credit for the amount of any CDSC paid when you sold your Class B shares. All accounts involved must have the same registration.

The following reinstatement privilege applies to shares that you purchased prior to April 1, 2009. This reinstatement privilege will remain in effect until and must be exercised no later than the close of business on September 25, 2009 for any shares purchased on or before March 31, 2009. This reinstatement privilege will not be available after September 25, 2009. If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

Waivers For Certain Investors Class A shares may be offered without front-end sales charges to the following individuals and institutions:

•	selling broker dealers and their employees and sales representatives (and their families, as defined above under the “Accumulation Privilege” section),
•	financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,
•

current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

•	welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,
•

participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

•

one or more members of a group (and their families, as defined above under the “Accumulation Privilege” section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1.00% CDSC applies if redeemed within 18 months),

•	college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code (“529 Plan”), and.

•	adviser-sold donor advised funds (a 1.00% CDSC applies if redeemed within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1.00% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

Information about sales charges and sales charge waivers are available, free of charge, on the funds' website www.hartfordinvestor.com.

DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Distribution Plans

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund’s average daily net assets attributable to Class A shares. However, the Companies’ Boards of Directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

With respect to the Money Market Fund, at a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Classes A, B, C, R3 and R4 for a period of six months, effective March 1, 2009. The Fund’s actions will result in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Classes A, B, C, R3 and R4 during this time period. The Board’s action can be changed at any time. The Hartford may be required to pay, out of its own resources, the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of 12b-1 fees. Since October 2008, the Fund’s distributor has made payments out of its own resources to financial intermediaries equal to the amount of 12b-1 fees that would have been paid notwithstanding waivers of 12b-1 fees.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO

Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

HOW TO BUY AND SELL SHARES

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

Opening an Account

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

••	non-retirement accounts: $1,000 per fund.
•	retirement accounts: $1,000 per fund.
•	Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.
•	subsequent investments: $50 per fund.
•	529 Plans: Not subject to minimums.

Minimum investment amounts may be waived for certain retirement accounts and current or retired officers, directors, trustees and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs or at the transfer agent’s discretion.

3. Complete the appropriate parts of the account application including any privileges for reduced sales charges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold shares directly with the fund, please call the transfer agent at the number shown at the bottom of Buying Shares and Selling Shares on the next pages.

4. Make your initial investment selection. You or your financial representative can initiate any purchase, exchange or sale of shares.

Please note: Effective July 1, 2007, Class A shares and Class B shares are no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

Class B and Class C Shares Purchase Limits

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) that are linked under a Letter of Intent or Rights of Accumulation will be included. Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits. You should consult your financial adviser when choosing a share class.

PROPOSED RECLASSIFICATIONS At a meeting held on February 4, 2009, the Board of Directors of the Funds approved a transaction under which Class B shares and Class C shares of The Hartford Target Retirement 2010 Fund The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund (each a “Fund” and collectively the “Funds”) would become Class A shares of each Fund. Following the transaction, each shareholder owning Class B shares will own Class A shares equal to the aggregate value their Class B shares and each shareholder owning Class C shares will own Class A shares equal to the aggregate value their Class C shares (the “Reclassifications”).

Effective February 13, 2009, Class B shares and Class C shares of each Fund are no longer available for sale to new investors or existing shareholders (except through reinvested dividends) nor are they eligible for exchanges from other Hartford Mutual Funds.

Shareholders of Class B and Class C shares are required to approve the Reclassifications. The Board of Directors of the Funds have called for a Special Joint Meeting of Shareholders of the Funds (the “Joint Meeting”) to be held on or about July 16, 2009, for the purpose of seeking the approval of the Reclassifications by the Class B and Class C shareholders of the Funds. If the Reclassifications are approved, sales charges will not be charged shareholders of Class B and Class C shares; contingent deferred sales charges for Class B and Class C shares will be waived; and distribution and service (12b-1) fees on shares classified as Class B and Class C shares before the Reclassifications will be reduced from 1.00% to 0.25 % after the Reclassifications.

A proxy statement containing detailed information concerning the Reclassifications is expected to be mailed to shareholders of each Fund in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

Buying Shares

On The Web

To access your account(s)

•  Visit www.hartfordinvestor.com

•  Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the “Register” link.

To purchase The Hartford Mutual Fund shares directly from your bank account

•  To purchase shares directly from your bank account, you must first add your banking information online, by selecting the Add Bank Instructions function.

•  Once bank instructions have been established, click on “View Account Details” for the appropriate account. Select “Purchase Shares” from the “Select Action” menu, next to the fund you want to purchase into.

•  Follow the instructions on the Purchase Shares Request pages to complete and submit the request.

To purchase shares via an exchange from an existing Hartford Mutual Fund

•  Click on “View Account Details” for the appropriate account. Select “Exchange” from the “Select Action” menu, next to the fund you want to exchange from.

•  Follow the instructions on the Exchange Request pages to complete and submit the request.

•  Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

On The Phone

To purchase The Hartford Mutual Fund shares directly from your bank account

•  Verify that your bank/credit union is a member of the Automated Clearing House (ACH) system.

•  To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

•  Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

To purchase The Hartford Mutual Fund shares via an exchange from an existing Hartford Mutual Fund

•  Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.

•  Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

In Writing: with Check

•  Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”

•  Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.

•  Deliver the check and your investment slip, or note, to the address listed below.

The Hartford Mutual Funds P.O. Box 9140 Minneapolis, MN 55480-9140
By Exchange
• Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature.
• Deliver these instructions to your financial representative or plan administrator, or mail or fax to the address listed below.
The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387 FAX: 651-738-5534
• Note: The minimum amount when exchanging into a new fund is $1,000 per fund.
By Wire

•  Instruct your bank to wire the amount of your investment to:

US Bank National Association
9633 Lyndale Ave S
Bloomington, MN 55420-4270

ABA #091000022

credit account no: 1-702-2514-1341

The Hartford Mutual Funds Purchase Account
For further credit to: (Your name)
Hartford Mutual Funds Account Number:
(Your account number)

•     Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387	Phone Number:1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

Selling Shares

On the Web

To access your accounts

•     Visit www.hartfordinvestor.com

•     Select Mutual Funds on the menu bar

•     Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the “Register” link.

•     Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts online.

To redeem shares directly to your bank account or as a check mailed to your address of record

•  Click on “View Account Details” for the appropriate account. Select “Redeem” from the “Select Action” menu, next to the fund you want to redeem from.

•  To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.

•  Follow the instructions on the Redeem Request pages to complete and submit the request

To redeem shares as an exchange from an existing Hartford Mutual Fund

•  Click on “View Account Details” for the appropriate account. Select “Exchange” from the “Select Action” menu, next to the fund you want to exchange from.

•  Follow the instructions on the Exchange Request pages to complete and submit the request.

•  Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

By Electronic Funds Transfer (EFT) or Wire

•  Fill out the “Bank Account or Credit Union Information” section of your new account application or the “Bank or Credit Union Information Form” to add bank instructions to your account.

•  EFT transactions may be sent for amounts of $50 - $50,000. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.

• Wire transfers of amounts of $500 or more are available upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.

By Letter

In certain circumstances, you will need to make your request to sell shares in writing. Requirements for the written requests are shown below. A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee.

• Write a letter of instruction or complete a power of attorney indicating:
• Fund name
• Account number
• Share class
• The name(s) in which the account is registered
• Date of birth
• Residential address
• Daytime phone number
• Social Security number
• Dollar value or the number of shares you wish to sell
• Include all authorized signatures and any additional documents that may be required (see below).
• Obtain a Medallion signature guarantee* if:
• You are requesting payment by check of more than $1,000 to an address of record that has changed within the past 30 days
• You are selling more than $50,000 worth of shares during any 7 day period
• You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)
• Mail the materials to the address below or to your plan administrator.

*   Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

Additional document requirements for written requests:
IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)
• Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
• Indicate the amount of income tax withholding to be applied to your distribution.
403(b)
• 403(b) Distribution Request Form
Owners of Corporate or Association Accounts:
• Corporate resolution, certified within the past twelve months, including signature of authorized signer(s) for the account
Owners Or Trustees Of Trust Accounts:
• Signatures of the trustee(s)
• Copies of the trust document pages, certified within the past twelve months, which display the name and date of trust, along with the signature page.
Administrators, Conservators, Guardians, and Other Sellers or in Situations of Divorce or Death
• Call 1-888-843-7824 for instructions

By Phone

•  Certain types of accounts may be redeemed by telephone. This is limited to non-retirement accounts or IRA plans where the shareowner is age 59 1/2 or older. For circumstances in which you     need to request to sell shares in writing, see “Selling Shares by Letter.”

•  Restricted to sales of up to $50,000 per shareowner during any 7-day period.

• Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

•  To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

• For automated service 24 hours a day using your touch-tone phone, call the number below.
By Exchange
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or the transfer agent at the number below.
• Call your financial representative or the transfer agent to request an exchange, or fax a letter of instruction to 651-738-5534.
Note: The minimum amount when exchanging into a new fund is $1,000 per fund.
Checkwriting - Applies to Money Market Fund Class A Shares Only

•  Fill out the “Class A Money Fund Checkwriting Signature Card” section of your new account application.

•  Verify that the shares to be sold were purchased more than 10 days earlier or were purchased by wire. Checks written on your account prior to the end of this period may result in those checks being returned to you for insufficient funds.

• Write a check for any amount over $100 and sign each check as designated on the signature card.
• You are entitled to distributions paid on your shares up to the time your check is presented to our bank for payment.
• You may not write a check for the entire value of your account or close your account by writing a check.
• If the amount of your check is greater than the value of your Money Market Fund account, the fund will return your check for insufficient funds and your account will be charged a $25 service fee.
• Checks cleared and/or verified electronically will not be accepted.
To sell shares through a systematic withdrawal plan, see “Additional Investor Services” under Transaction Policies.
Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387	Phone Number:1-888-THE-STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the funds in “good order.” This means that your request must include:

•	Name, date of birth, residential address, and social security number.
•	The fund name, share class and account number.
•	The amount of the transaction (in dollars or shares).
•	Signatures of all owners exactly as registered on the account (for mail requests).
•	Medallion signature guarantee or Signature Validation Program stamp (if required).
•	Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund if such share class is available. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class I, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Payment Requirements

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Additional Investor Services

Electronic Transfers Through Automated Clearing House (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.
•	If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund.

Systematic Withdrawal Plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.
•

Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•

Specify the Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

•	Determine the Schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

Dollar Cost Averaging Programs (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

•	Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.
•	Be sure that the amount is for $50 or more per fund.
•	Be sure that the accounts involved have identical registrations.

Automatic Dividend Diversification (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

•	Fill out the relevant portion of the account application.
•	Be sure that the accounts involved have identical registrations.

Retirement Plans The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

Duplicate Account Statements You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

Duplicate Copies Of Materials To Households Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds’ records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

Account Statements

In general, you will receive account statements as follows:

•	after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances
•	after any changes of name or address of the registered owner(s)
•	in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually.

Dividends from the net investment income of the following funds are declared and paid quarterly:

• Advisers Fund	• Equity Income Fund
• Balanced Income Fund	• Balanced Allocation Fund
• Checks and Balances Fund	• Conservative Allocation Fund
• Dividend and Growth Fund

Dividends from the net investment income of the following fund is declared and paid monthly:

•• Income Allocation Fund

Dividends from net investment income of the following funds are declared daily and paid monthly:

• Floating Rate Fund	• Short Duration Fund
• High Yield Fund	• Strategic Income Fund
• High Yield Municipal Bond Fund	• Tax-Free California Fund
• Income Fund	• Tax-Free National Fund
• Inflation Plus Fund	• Total Return Bond Fund
• Money Market Fund	• U.S. Government Securities Fund

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Each fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund of funds from an Underlying Fund generally will be treated as ordinary income of the fund of funds if paid from the Underlying Fund’s ordinary income or short-term capital gains. Distributions paid from an Underlying Fund’s long-term capital gains, however, generally will be treated by a fund of funds as long-term capital gains. With respect to the funds of funds, a portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the fund.

Additional Information

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status. Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are note subject to withholding for foreign shareholders.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

Taxes On Distributions (Tax-Free Funds Only)

High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund intend to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders’ Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

California Income Taxation (Tax-Free California Fund)

Tax-Free California Fund complies with certain state tax requirements so that at least a portion of the dividends it pays are “exempt-interest dividends” as defined under California law. To be qualified to pay exempt-interest dividends under California law, at the close of each quarter of its taxable year, at least 50% percent of the value of the Tax-Free California Fund’s total assets must consist of obligations which, when held by an individual, the interest therefrom is exempt from taxation by California. Exempt-interest dividends from Tax-Free California Fund may be subject to California taxes imposed on corporations when distributed to shareholders subject to those taxes.

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

260

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Advisers Fund
For the Year Ended October 31, 2008
Class A	$18.52	$0.26	$—	$(5.74)	$(5.48)	$(0.25)	$(1.99)	$—	$(2.24)	$(7.72)	$10.80	(33.24)%	$593,816	1.18%	1.18%	1.18%	1.75%	79%
Class B	18.34	0.15	—	(5.70)	(5.55)	(0.11)	(1.99)	—	(2.10)	(7.65)	10.69	(33.80)	103,632	2.03	2.00	2.00	0.93	—
Class C	18.51	0.16	—	(5.73)	(5.57)	(0.15)	(1.99)	—	(2.14)	(7.71)	10.80	(33.68)	106,819	1.87	1.87	1.87	1.06	—
For the Year Ended October 31, 2007
Class A	16.74	0.30	0.01	1.87	2.18	(0.31)	(0.09)	—	(0.40)	1.78	18.52	13.23(i)	1,088,361	1.15	1.10	1.10	1.67	84
Class B	16.57	0.16	0.02	1.84	2.02	(0.16)	(0.09)	—	(0.25)	1.77	18.34	12.32(i)	248,020	1.96	1.91	1.91	0.85	—
Class C	16.73	0.18	0.01	1.87	2.06	(0.19)	(0.09)	—	(0.28)	1.78	18.51	12.44(i)	206,799	1.83	1.78	1.78	0.98	—
For the Year Ended October 31, 2006
Class A	15.34	0.31	—	1.38	1.69	(0.29)	—	—	(0.29)	1.40	16.74	11.16	1,110,324	1.17	1.12	1.12	1.86	99
Class B	15.19	0.18	—	1.37	1.55	(0.17)	—	—	(0.17)	1.38	16.57	10.25	341,772	1.96	1.91	1.91	1.07	—
Class C	15.34	0.19	—	1.38	1.57	(0.18)	—	—	(0.18)	1.39	16.73	10.32	219,580	1.87	1.82	1.82	1.16	—
For the Year Ended October 31, 2005(h)
Class A	14.57	0.26	—	0.80	1.06	(0.29)	—	—	(0.29)	0.77	15.34	7.30	1,222,944	1.21	1.19	1.19	1.73	66
Class B	14.43	0.14	—	0.79	0.93	(0.17)	—	—	(0.17)	0.76	15.19	6.48	437,462	1.99	1.98	1.98	0.95	—
Class C	14.56	0.16	—	0.80	0.96	(0.18)	—	—	(0.18)	0.78	15.34	6.63	253,605	1.91	1.89	1.89	1.06	—
For the Year Ended October 31, 2004(h)
Class A	14.19	0.15	0.03	0.38	0.56	(0.18)	—	—	(0.18)	0.38	14.57	3.93(i)	1,539,264	1.22	1.22	1.22	1.23	42
Class B	14.05	0.03	0.04	0.38	0.45	(0.07)	—	—	(0.07)	0.38	14.43	3.21(i)	550,499	1.95	1.95	1.95	0.50	—
Class C	14.18	0.06	0.03	0.37	0.46	(0.08)	—	—	(0.08)	0.38	14.56	3.27(i)	355,711	1.86	1.86	1.86	0.58	—
The Hartford Balanced Allocation Fund(g)
For the Year Ended October 31, 2008
Class A	13.10	0.26	—	(3.83)	(3.57)	(0.47)	(0.58)	—	(1.05)	(4.62)	8.48	(29.35)	439,955	0.53	0.53	0.53	2.23	18
Class B	13.06	0.16	—	(3.81)	(3.65)	(0.38)	(0.58)	—	(0.96)	(4.61)	8.45	(29.95)	92,829	1.35	1.35	1.35	1.47	—
Class C	13.06	0.17	—	(3.81)	(3.64)	(0.39)	(0.58)	—	(0.97)	(4.61)	8.45	(29.91)	160,167	1.29	1.29	1.29	1.49	—
For the Year Ended October 31, 2007
Class A	12.01	0.27	—	1.45	1.72	(0.36)	(0.27)	—	(0.63)	1.09	13.10	14.95	608,443	0.54	0.54	0.54	2.09	34
Class B	11.98	0.18	—	1.44	1.62	(0.27)	(0.27)	—	(0.54)	1.08	13.06	14.03	135,541	1.36	1.33	1.33	1.34	—
Class C	11.98	0.18	—	1.44	1.62	(0.27)	(0.27)	—	(0.54)	1.08	13.06	14.07	225,155	1.29	1.29	1.29	1.35	—
For the Year Ended October 31, 2006
Class A	10.95	0.18	—	1.12	1.30	(0.22)	(0.02)	—	(0.24)	1.06	12.01	11.98	453,492	0.62	0.62	0.62	1.52	15
Class B	10.92	0.10	—	1.11	1.21	(0.13)	(0.02)	—	(0.15)	1.06	11.98	11.22	109,117	1.44	1.36	1.36	0.82	—
Class C	10.92	0.11	—	1.11	1.22	(0.14)	(0.02)	—	(0.16)	1.06	11.98	11.24	171,073	1.38	1.36	1.36	0.78	—
For the Year Ended October 31, 2005
Class A	10.30	0.13	—	0.64	0.77	(0.12)	—	—	(0.12)	0.65	10.95	7.47	262,878	0.66	0.60	0.60	1.26	2
Class B	10.28	0.06	—	0.62	0.68	(0.04)	—	—	(0.04)	0.64	10.92	6.66	72,619	1.47	1.31	1.31	0.55	—
Class C	10.28	0.06	—	0.62	0.68	(0.04)	—	—	(0.04)	0.64	10.92	6.66	103,248	1.41	1.31	1.31	0.56	—
From (commencement of operations) May 28, 2004, through October 31, 2004
Class A	10.00	0.02	—	0.30	0.32	(0.02)	—	—	(0.02)	0.30	10.30	3.15(f)	67,293	0.62(e)	0.59(e)	0.59(e)	0.99(e)	—
Class B	10.00	0.01	—	0.27	0.28	—	—	—	—	0.28	10.28	2.82(f)	18,841	1.45(e)	1.29(e)	1.29(e)	0.33(e)	—
Class C	10.00	—	—	0.28	0.28	—	—	—	—	0.28	10.28	2.82(f)	30,414	1.38(e)	1.29(e)	1.29(e)	0.30(e)	—
The Hartford Balanced Income Fund
For the Year Ended October 31, 2008
Class A	11.02	0.40	—	(2.75)	(2.35)	(0.41)	(0.04)	—	(0.45)	(2.80)	8.22	(22.01)	36,544	1.25	1.25	1.25	4.10	44
Class B	10.98	0.33	—	(2.74)	(2.41)	(0.33)	(0.04)	—	(0.37)	(2.78)	8.20	(22.53)	1,945	2.14	2.00	2.00	3.35	—
Class C	10.97	0.33	—	(2.74)	(2.41)	(0.33)	(0.04)	—	(0.37)	(2.78)	8.19	(22.55)	4,007	2.04	2.00	2.00	3.34	—
For the Year Ended October 31, 2007
Class A	10.42	0.34	—	0.59	0.93	(0.33)	—	—	(0.33)	0.60	11.02	9.07	40,501	1.33	1.19	1.19	3.57	27
Class B	10.41	0.26	—	0.59	0.85	(0.28)	—	—	(0.28)	0.57	10.98	8.22	2,280	2.21	2.00	2.00	2.76	—
Class C	10.41	0.26	—	0.58	0.84	(0.28)	—	—	(0.28)	0.56	10.97	8.17	4,256	2.14	2.00	2.00	2.76	—
From (commencement of operations) July 31, 2006, through October 31, 2006
Class A	10.00	0.09	—	0.39	0.48	(0.06)	—	—	(0.06)	0.42	10.42	4.78(f)	11,513	1.58(e)	1.26(e)	1.26(e)	3.48(e)	8
Class B	10.00	0.07	—	0.38	0.45	(0.04)	—	—	(0.04)	0.41	10.41	4.54(f)	304	2.34(e)	2.00(e)	2.00(e)	2.73(e)	—
Class C	10.00	0.06	—	0.40	0.46	(0.05)	—	—	(0.05)	0.41	10.41	4.56(f)	400	2.39(e)	2.00(e)	2.00(e)	2.67(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2008(h)
Class A	$46.08	$0.20	$—	$(19.12)	$(18.92)	$—	$(3.73)	$—	$(3.73)	$(22.65)	$23.43	(44.46%)	$8,682,603	1.12%	1.12%	1.12%	0.54%	82%
Class B	41.59	(0.09)	—	(17.00)	(17.09)	—	(3.73)	—	(3.73)	(20.82)	20.77	(44.90)	1,064,188	1.92	1.92	1.92	(0.29)	—
Class C	41.82	(0.06)	—	(17.12)	(17.18)	—	(3.73)	—	(3.73)	(20.91)	20.91	(44.86)	2,637,037	1.84	1.84	1.84	(0.19)	—
For the Year Ended October 31, 2007(h)
Class A	39.67	0.16	—	9.42	9.58	(0.13)	(3.04)	—	(3.17)	6.41	46.08	26.15(i)	13,684,583	1.11	1.11	1.11	0.39	72
Class B	36.25	(0.15)	—	8.53	8.38	—	(3.04)	—	(3.04)	5.34	41.59	25.15(i)	2,209,870	1.92	1.92	1.92	(0.40)	—
Class C	36.40	(0.12)	—	8.58	8.46	—	(3.04)	—	(3.04)	5.42	41.82	25.28(i)	4,411,286	1.83	1.83	1.83	(0.32)	—
For the Year Ended October 31, 2006
Class A	36.51	0.15	—	6.43	6.58	—	(3.42)	—	(3.42)	3.16	39.67	19.56	9,312,766	1.18	1.18	1.18	0.47	74
Class B	33.90	(0.10)	—	5.87	5.77	—	(3.42)	—	(3.42)	2.35	36.25	18.59	1,868,359	1.97	1.97	1.97	(0.31)	—
Class C	34.00	(0.07)	—	5.89	5.82	—	(3.42)	—	(3.42)	2.40	36.40	18.69	2,968,472	1.90	1.90	1.90	(0.25)	—
For the Year Ended October 31, 2005
Class A	30.80	0.09	—	5.62	5.71	—	—	—	—	5.71	36.51	18.54	6,071,891	1.26	1.26	1.26	0.31	93
Class B	28.82	(0.15)	—	5.23	5.08	—	—	—	—	5.08	33.90	17.63	1,631,199	2.03	2.03	2.03	(0.45)	—
Class C	28.88	(0.11)	—	5.23	5.12	—	—	—	—	5.12	34.00	17.73	1,834,562	1.94	1.94	1.94	(0.37)	—
For the Year Ended October 31, 2004
Class A	26.50	(0.01)	—	4.31	4.30	—	—	—	—	4.30	30.80	16.23	4,203,178	1.35	1.35	1.35	(0.05)	78
Class B	24.97	(0.21)	—	4.06	3.85	—	—	—	—	3.85	28.82	15.42	1,432,121	2.06	2.06	2.06	(0.78)	—
Class C	25.00	(0.18)	—	4.06	3.88	—	—	—	—	3.88	28.88	15.52	1,348,972	1.97	1.97	1.97	(0.68)	—
The Hartford Capital Appreciation II Fund
For the Year Ended October 31, 2008
Class A	16.95	0.02	—	(7.07)	(7.05)	—	(1.17)	—	(1.17)	(8.22)	8.73	(44.43)	479,795	1.40	1.40	1.40	0.12	159
Class B	16.62	(0.09)	—	(6.89)	(6.98)	—	(1.17)	—	(1.17)	(8.15)	8.47	(44.92)	66,057	2.27	2.27	2.27	(0.75)	—
Class C	16.66	(0.07)	—	(6.92)	(6.99)	—	(1.17)	—	(1.17)	(8.16)	8.50	(44.87)	269,662	2.14	2.14	2.14	(0.62)	—
For the Year Ended October 31, 2007
Class A	13.13	—	—	4.13	4.13	—	(0.31)	—	(0.31)	3.82	16.95	32.15	821,428	1.44	1.44	1.44	—	102
Class B	12.99	(0.07)	—	4.01	3.94	—	(0.31)	—	(0.31)	3.63	16.62	31.01	104,908	2.29	2.29	2.29	(0.86)	—
Class C	13.00	(0.06)	—	4.03	3.97	—	(0.31)	—	(0.31)	3.66	16.66	31.22	415,688	2.16	2.16	2.16	(0.73)	—
For the Year Ended October 31, 2006
Class A	11.07	(0.01)	—	2.22	2.21	—	(0.15)	—	(0.15)	2.06	13.13	20.21	241,238	1.66	1.60	1.60	(0.13)	113
Class B	11.02	(0.07)	—	2.19	2.12	—	(0.15)	—	(0.15)	1.97	12.99	19.48	29,169	2.54	2.35	2.35	(0.88)	—
Class C	11.04	(0.06)	—	2.17	2.11	—	(0.15)	—	(0.15)	1.96	13.00	19.35	97,678	2.37	2.33	2.33	(0.86)	—
From (commencement of operations) April 29, 2005, through October 31, 2005
Class A	10.00	(0.01)	—	1.08	1.07	—	—	—	—	1.07	11.07	10.70(f)	56,981	1.99(e)	1.60(e)	1.60(e)	(0.30)(e)	46
Class B	10.00	(0.03)	—	1.05	1.02	—	—	—	—	1.02	11.02	10.20(f)	6,343	2.97(e)	2.35(e)	2.35(e)	(1.10)(e)	—
Class C	10.00	(0.03)	—	1.07	1.04	—	—	—	—	1.04	11.04	10.40(f)	19,494	2.82(e)	2.35(e)	2.35(e)	(1.12)(e)	—
The Hartford Checks and Balances Fund(g)
For the Year Ended October 31, 2008
Class A	10.51	0.21	—	(3.17)	(2.96)	(0.23)	—	—	(0.23)	(3.19)	7.32	(28.70)	649,297	0.42	0.41	0.41	2.08	6
Class B	10.49	0.15	—	(3.19)	(3.04)	(0.16)	—	—	(0.16)	(3.20)	7.29	(29.32)	88,364	1.26	1.23	1.23	1.22	—
Class C	10.49	0.15	—	(3.18)	(3.03)	(0.17)	—	—	(0.17)	(3.20)	7.29	(29.29)	211,502	1.17	1.17	1.17	1.26	—
From (commencement of operations) May 31, 2007, through October 31, 2007
Class A	10.00	0.05	—	0.51	0.56	(0.05)	—	—	(0.05)	0.51	10.51	5.56(f)	172,572	0.43(e)	0.43(e)	0.43(e)	1.77(e)	—
Class B	10.00	0.03	—	0.49	0.52	(0.03)	—	—	(0.03)	0.49	10.49	5.24(f)	19,750	1.26(e)	1.25(e)	1.25(e)	0.96(e)	—
Class C	10.00	0.03	—	0.49	0.52	(0.03)	—	—	(0.03)	0.49	10.49	5.23(f)	55,105	1.18(e)	1.18(e)	1.18(e)	1.02(e)	—
The Hartford Conservative Allocation Fund(g)
For the Year Ended October 31, 2008
Class A	11.63	0.33	—	(2.84)	(2.51)	(0.42)	(0.40)	—	(0.82)	(3.33)	8.30	(22.99)	107,922	0.57	0.57	0.57	3.09	27
Class B	11.62	0.24	—	(2.82)	(2.58)	(0.34)	(0.40)	—	(0.74)	(3.32)	8.30	(23.55)	20,703	1.40	1.40	1.40	2.29	—
Class C	11.62	0.23	—	(2.81)	(2.58)	(0.35)	(0.40)	—	(0.75)	(3.33)	8.29	(23.57)	40,054	1.33	1.33	1.33	2.23	—
For the Year Ended October 31, 2007
Class A	11.16	0.33	—	0.81	1.14	(0.38)	(0.29)	—	(0.67)	0.47	11.63	10.64	121,488	0.59	0.59	0.59	2.91	40
Class B	11.16	0.25	—	0.80	1.05	(0.30)	(0.29)	—	(0.59)	0.46	11.62	9.81	25,903	1.42	1.28	1.28	2.25	—
Class C	11.15	0.25	—	0.81	1.06	(0.30)	(0.29)	—	(0.59)	0.47	11.62	9.91	46,433	1.35	1.28	1.28	2.17	—
For the Year Ended October 31, 2006
Class A	10.57	0.26	—	0.76	1.02	(0.31)	(0.12)	—	(0.43)	0.59	11.16	9.85	93,504	0.64	0.63	0.63	2.41	29
Class B	10.56	0.19	—	0.76	0.95	(0.23)	(0.12)	—	(0.35)	0.60	11.16	9.19	20,782	1.48	1.31	1.31	1.73	—
Class C	10.56	0.19	—	0.76	0.95	(0.24)	(0.12)	—	(0.36)	0.59	11.15	9.10	36,123	1.41	1.31	1.31	1.67	—
For the Year Ended October 31, 2005
Class A	10.27	0.23	—	0.28	0.51	(0.21)	—	—	(0.21)	0.30	10.57	4.96	70,533	0.63	0.60	0.60	2.25	23
Class B	10.26	0.16	—	0.28	0.44	(0.14)	—	—	(0.14)	0.30	10.56	4.26	14,525	1.48	1.26	1.26	1.60	—
Class C	10.26	0.16	—	0.28	0.44	(0.14)	—	—	(0.14)	0.30	10.56	4.26	27,453	1.42	1.26	1.26	1.56	—
From (commencement of operations) May 28, 2004, through October 31, 2004
Class A	10.00	0.03	—	0.27	0.30	(0.03)	—	—	(0.03)	0.27	10.27	2.96(f)	33,921	0.63(e)	0.60(e)	0.60(e)	1.70(e)	—
Class B	10.00	0.02	—	0.25	0.27	(0.01)	—	—	(0.01)	0.26	10.26	2.70(f)	4,993	1.44(e)	1.25(e)	1.25(e)	1.05(e)	—
Class C	10.00	0.02	—	0.25	0.27	(0.01)	—	—	(0.01)	0.26	10.26	2.70(f)	10,807	1.38(e)	1.25(e)	1.25(e)	1.17(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Disciplined Equity Fund
For the Year Ended October 31, 2008
Class A	$14.91	$0.05	$—	$(5.63)	$(5.58)	$(0.02)	$—	$—	$(0.02)	$(5.60)	$9.31	(37.46)%	$92,476	1.44%	1.40%	1.40%	0.36%	69%
Class B	14.16	(0.05)	—	(5.31)	(5.36)	—	—	—	—	(5.36)	8.80	(37.85)	11,931	2.39	1.95	1.95	(0.18)	—
Class C	14.17	(0.06)	—	(5.31)	(5.37)	—	—	—	—	(5.37)	8.80	(37.90)	13,691	2.13	2.13	2.13	(0.36)	—
For the Year Ended October 31, 2007
Class A	13.19	0.04	0.01	1.77	1.82	(0.10)	—	—	(0.10)	1.72	14.91	13.87(i)	177,170	1.40	1.40	1.40	0.32	72
Class B	12.53	(0.07)	0.01	1.70	1.64	(0.01)	—	—	(0.01)	1.63	14.16	13.14(i)	29,968	2.31	2.08	2.08	(0.35)	—
Class C	12.54	(0.07)	0.01	1.70	1.64	(0.01)	—	—	(0.01)	1.63	14.17	13.07(i)	26,479	2.09	2.09	2.09	(0.37)	—
For the Year Ended October 31, 2006
Class A	11.78	0.04	—	1.39	1.43	(0.02)	—	—	(0.02)	1.41	13.19	12.13	189,375	1.40	1.40	1.40	0.39	67
Class B	11.25	(0.03)	—	1.31	1.28	—	—	—	—	1.28	12.53	11.38	35,673	2.30	2.07	2.07	(0.28)	—
Class C	11.26	(0.04)	—	1.32	1.28	—	—	—	—	1.28	12.54	11.37	29,153	2.10	2.10	2.10	(0.31)	—
For the Year Ended October 31, 2005
Class A	10.67	0.10	—	1.09	1.19	(0.08)	—	—	(0.08)	1.11	11.78	11.19	209,721	1.41	1.40	1.40	0.81	61
Class B	10.20	(0.02)	—	1.08	1.06	(0.01)	—	—	(0.01)	1.05	11.25	10.35	39,806	2.34	2.15	2.15	0.06	—
Class C	10.22	(0.02)	—	1.07	1.05	(0.01)	—	—	(0.01)	1.04	11.26	10.29	33,690	2.11	2.11	2.11	0.12	—
For the Year Ended October 31, 2004
Class A	10.08	0.03	—	0.57	0.60	(0.01)	—	—	(0.01)	0.59	10.67	5.92	241,014	1.46	1.45	1.45	0.30	62
Class B	9.70	(0.05)	—	0.55	0.50	—	—	—	—	0.50	10.20	5.16	44,561	2.34	2.15	2.15	(0.41)	—
Class C	9.71	(0.05)	—	0.56	0.51	—	—	—	—	0.51	10.22	5.25(i)	40,965	2.10	2.10	2.10	(0.36)	—
The Hartford Diversified International Fund
From (commencement of operations) June 30, 2008, through October 31, 2008
Class A	10.00	0.01	—	(4.13)	(4.12)	—	—	—	—	(4.12)	5.88	(41.20)(f)	2,528	2.01(e)	1.57(e)	1.57(e)	0.26(e)	67
Class B	10.00	(0.01)	—	(4.12)	(4.13)	—	—	—	—	(4.13)	5.87	(41.30)(f)	591	2.74(e)	2.31(e)	2.31(e)	(0.48)(e)	—
Class C	10.00	(0.01)	—	(4.12)	(4.13)	—	—	—	—	(4.13)	5.87	(41.30)(f)	611	2.75(e)	2.32(e)	2.32(e)	(0.49)(e)	—
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2008
Class A	23.12	0.31	—	(7.32)	(7.01)	(0.31)	(1.24)	—	(1.55)	(8.56)	14.56	(32.24)	2,214,358	1.09	1.09	1.09	1.62	36
Class B	22.76	0.14	—	(7.21)	(7.07)	(0.13)	(1.24)	—	(1.37)	(8.44)	14.32	(32.85)	222,732	1.97	1.97	1.97	0.73	—
Class C	22.72	0.17	—	(7.21)	(7.04)	(0.16)	(1.24)	—	(1.40)	(8.44)	14.28	(32.80)	221,895	1.83	1.83	1.83	0.87	—
For the Year Ended October 31, 2007
Class A	21.48	0.29	0.01	2.95	3.25	(0.27)	(1.34)	—	(1.61)	1.64	23.12	16.20(i)	3,236,757	1.09	1.09	1.09	1.35	24
Class B	21.17	0.11	0.01	2.90	3.02	(0.09)	(1.34)	—	(1.43)	1.59	22.76	15.22(i)	395,552	1.95	1.95	1.95	0.50	—
Class C	21.13	0.13	0.01	2.91	3.05	(0.12)	(1.34)	—	(1.46)	1.59	22.72	15.42(i)	365,443	1.82	1.82	1.82	0.62	—
For the Year Ended October 31, 2006(h)
Class A	19.10	0.26	—	3.14	3.40	(0.26)	(0.76)	—	(1.02)	2.38	21.48	18.63	2,626,634	1.14	1.14	1.14	1.32	29
Class B	18.84	0.09	—	3.10	3.19	(0.10)	(0.76)	—	(0.86)	2.33	21.17	17.63	365,678	1.99	1.99	1.99	0.48	—
Class C	18.81	0.12	—	3.08	3.20	(0.12)	(0.76)	—	(0.88)	2.32	21.13	17.75	317,139	1.87	1.87	1.87	0.60	—
For the Year Ended October 31, 2005
Class A	17.79	0.23	—	1.51	1.74	(0.24)	(0.19)	—	(0.43)	1.31	19.10	9.87	2,109,617	1.17	1.17	1.17	1.25	26
Class B	17.56	0.08	—	1.48	1.56	(0.09)	(0.19)	—	(0.28)	1.28	18.84	8.92	343,650	2.01	2.01	2.01	0.41	—
Class C	17.53	0.10	—	1.48	1.58	(0.11)	(0.19)	—	(0.30)	1.28	18.81	9.08	280,967	1.89	1.89	1.89	0.54	—
For the Year Ended October 31, 2004
Class A	15.94	0.16	0.01	1.82	1.99	(0.14)	—	—	(0.14)	1.85	17.79	12.53(i)	1,838,567	1.23	1.23	1.23	0.96	25
Class B	15.75	0.03	—	1.80	1.83	(0.02)	—	—	(0.02)	1.81	17.56	11.62	319,512	2.04	2.04	2.04	0.16	—
Class C	15.72	0.05	0.01	1.79	1.85	(0.04)	—	—	(0.04)	1.81	17.53	11.76(i)	277,706	1.90	1.90	1.90	0.29	—
The Hartford Equity Growth Allocation Fund(g)
For the Year Ended October 31, 2008(h)
Class A	15.55	0.01	—	(5.82)	(5.81)	(0.55)	(0.90)	—	(1.45)	(7.26)	8.29	(40.92)	113,006	0.69	0.68	0.68	0.05	10
Class B	15.40	(0.09)	—	(5.76)	(5.85)	(0.46)	(0.90)	—	(1.36)	(7.21)	8.19	(41.40)	28,322	1.52	1.49	1.49	(0.72)	—
Class C	15.39	(0.08)	—	(5.76)	(5.84)	(0.46)	(0.90)	—	(1.36)	(7.20)	8.19	(41.35)	45,209	1.43	1.43	1.43	(0.66)	—
For the Year Ended October 31, 2007
Class A	13.21	0.03	—	2.83	2.86	(0.24)	(0.28)	—	(0.52)	2.34	15.55	22.39	173,379	0.69	0.69	0.69	(0.06)	37
Class B	13.10	(0.07)	—	2.81	2.74	(0.16)	(0.28)	—	(0.44)	2.30	15.40	21.58	47,743	1.52	1.37	1.37	(0.72)	—
Class C	13.10	(0.07)	—	2.80	2.73	(0.16)	(0.28)	—	(0.44)	2.29	15.39	21.50	74,047	1.42	1.37	1.37	(0.72)	—
For the Year Ended October 31, 2006
Class A	11.46	0.02	—	1.83	1.85	(0.09)	(0.01)	—	(0.10)	1.75	13.21	16.18	116,198	0.79	0.72	0.72	(0.34)	14
Class B	11.37	(0.12)	—	1.88	1.76	(0.02)	(0.01)	—	(0.03)	1.73	13.10	15.43	33,295	1.62	1.37	1.37	(0.93)	—
Class C	11.37	(0.12)	—	1.88	1.76	(0.02)	(0.01)	—	(0.03)	1.73	13.10	15.43	51,936	1.51	1.37	1.37	(0.92)	—
For the Year Ended October 31, 2005
Class A	10.38	(0.02)	—	1.12	1.10	(0.02)	—	—	(0.02)	1.08	11.46	10.60	58,087	0.85	0.68	0.68	(0.43)	9
Class B	10.35	(0.08)	—	1.10	1.02	—	—	—	—	1.02	11.37	9.88	20,155	1.64	1.33	1.33	(1.08)	—
Class C	10.35	(0.07)	—	1.09	1.02	—	—	—	—	1.02	11.37	9.88	32,718	1.53	1.34	1.34	(1.08)	—
From (commencement of operations) May 28, 2004, through October 31, 2004
Class A	10.00	(0.01)	—	0.39	0.38	—	—	—	—	0.38	10.38	3.80(f)	12,415	0.86(e)	0.67(e)	0.67(e)	(0.58)(e)	3
Class B	10.00	(0.02)	—	0.37	0.35	—	—	—	—	0.35	10.35	3.50(f)	4,532	1.69(e)	1.32(e)	1.32(e)	(1.23)(e)	—
Class C	10.00	(0.02)	—	0.37	0.35	—	—	—	—	0.35	10.35	3.50(f)	5,424	1.59(e)	1.32(e)	1.32(e)	(1.23)(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Equity Income Fund
For the Year Ended October 31, 2008
Class A	$15.16	$0.32	$—	$(4.42)	$(4.10)	$(0.31)	$(0.40)	$—	$(0.71)	$(4.81)	$10.35	(28.08)%	$563,703	1.19%	1.14%	1.14%	2.49%	53%
Class B	15.12	0.21	—	(4.41)	(4.20)	(0.19)	(0.40)	—	(0.59)	(4.79)	10.33	(28.67)	32,097	2.06	2.00	2.00	1.63	—
Class C	15.14	0.23	—	(4.42)	(4.19)	(0.21)	(0.40)	—	(0.61)	(4.80)	10.34	(28.61)	43,493	1.92	1.87	1.87	1.76	—
For the Year Ended October 31, 2007
Class A	14.00	0.27	—	1.69	1.96	(0.26)	(0.54)	—	(0.80)	1.16	15.16	14.68	758,905	1.22	1.12	1.12	1.93	20
Class B	13.97	0.16	—	1.67	1.83	(0.14)	(0.54)	—	(0.68)	1.15	15.12	13.69	52,424	2.07	1.97	1.97	1.09	—
Class C	13.99	0.18	—	1.67	1.85	(0.16)	(0.54)	—	(0.70)	1.15	15.14	13.80	72,690	1.94	1.84	1.84	1.23	—
For the Year Ended October 31, 2006
Class A	12.09	0.26	—	1.96	2.22	(0.28)	(0.03)	—	(0.31)	1.91	14.00	18.70	529,664	1.30	1.00	1.00	2.02	24
Class B	12.07	0.16	—	1.94	2.10	(0.17)	(0.03)	—	(0.20)	1.90	13.97	17.67	43,198	2.14	1.84	1.84	1.19	—
Class C	12.08	0.17	—	1.96	2.13	(0.19)	(0.03)	—	(0.22)	1.91	13.99	17.88	61,572	2.01	1.71	1.71	1.33	—
For the Year Ended October 31, 2005
Class A	11.28	0.27	—	0.82	1.09	(0.26)	(0.02)	—	(0.28)	0.81	12.09	9.74	379,604	1.34	0.51	0.51	2.41	23
Class B	11.26	0.17	—	0.82	0.99	(0.16)	(0.02)	—	(0.18)	0.81	12.07	8.84	33,989	2.18	1.38	1.38	1.53	—
Class C	11.27	0.20	—	0.81	1.01	(0.18)	(0.02)	—	(0.20)	0.81	12.08	9.00	53,435	2.03	1.23	1.23	1.70	—
For the Year Ended October 31, 2004
Class A	10.37	0.21	—	0.90	1.11	(0.20)	—	—	(0.20)	0.91	11.28	10.82	211,826	1.40	0.56	0.56	2.26	22
Class B	10.36	0.13	—	0.89	1.02	(0.12)	—	—	(0.12)	0.90	11.26	9.93	18,438	2.20	1.37	1.37	1.46	—
Class C	10.36	0.15	—	0.89	1.04	(0.13)	—	—	(0.13)	0.91	11.27	10.12	44,043	2.02	1.19	1.19	1.64	—
The Hartford Floating Rate Fund
For the Year Ended October 31, 2008
Class A	9.79	0.55	—	(2.68)	(2.13)	(0.53)	—	—	(0.53)	(2.66)	7.13	(22.71)	728,882	0.99	0.99	0.99	6.02	18
Class B	9.79	0.47	—	(2.67)	(2.20)	(0.46)	—	—	(0.46)	(2.66)	7.13	(23.30)	40,440	1.81	1.75	1.75	5.23	—
Class C	9.78	0.47	—	(2.66)	(2.19)	(0.46)	—	—	(0.46)	(2.65)	7.13	(23.24)	876,501	1.75	1.75	1.75	5.25	—
For the Year Ended October 31, 2007
Class A	10.11	0.66	—	(0.31)	0.35	(0.67)	—	—	(0.67)	(0.32)	9.79	3.54	1,996,644	0.96	0.96	0.96	6.61	62
Class B	10.11	0.58	—	(0.31)	0.27	(0.59)	—	—	(0.59)	(0.32)	9.79	2.72	71,403	1.80	1.75	1.75	5.84	—
Class C	10.11	0.59	—	(0.32)	0.27	(0.60)	—	—	(0.60)	(0.33)	9.78	2.67	1,870,911	1.74	1.74	1.74	5.86	—
For the Year Ended October 31, 2006
Class A	10.09	0.62	—	0.02	0.64	(0.62)	—	—	(0.62)	0.02	10.11	6.56	1,500,394	0.98	0.50	0.50	6.71	33
Class B	10.08	0.54	—	0.03	0.57	(0.54)	—	—	(0.54)	0.03	10.11	5.79	42,182	1.83	1.35	1.35	5.84	—
Class C	10.08	0.55	—	0.03	0.58	(0.55)	—	—	(0.55)	0.03	10.11	5.86	828,910	1.77	1.28	1.28	5.93	—
From (commencement of operations) April 29, 2005, through October 31, 2005
Class A	10.00	0.22	—	0.08	0.30	(0.21)	—	—	(0.21)	0.09	10.09	3.06(f)	169,485	1.03(e)	0.29(e)	0.29(e)	5.68(e)	15
Class B	10.00	0.19	—	0.08	0.27	(0.19)	—	—	(0.19)	0.08	10.08	2.66(f)	5,659	1.89(e)	1.04(e)	1.04(e)	4.91(e)	—
Class C	10.00	0.18	—	0.09	0.27	(0.19)	—	—	(0.19)	0.08	10.08	2.67(f)	92,710	1.79(e)	1.02(e)	1.02(e)	5.03(e)	—
The Hartford Fundamental Growth Fund
For the Year Ended October 31, 2008
Class A	13.95	(0.01)	—	(4.85)	(4.86)	—	(1.52)	—	(1.52)	(6.38)	7.57	(38.66)	23,989	1.48	1.45	1.45	(0.06)	110
Class B	13.40	(0.09)	—	(4.61)	(4.70)	—	(1.52)	—	(1.52)	(6.22)	7.18	(39.11)	6,254	2.30	2.19	2.19	(0.80)	—
Class C	13.41	(0.09)	—	(4.62)	(4.71)	—	(1.52)	—	(1.52)	(6.23)	7.18	(39.16)	8,276	2.21	2.20	2.20	(0.81)	—
For the Year Ended October 31, 2007
Class A	11.02	(0.04)	0.04	2.93	2.93	—	—	—	—	2.93	13.95	26.59(i)	39,831	1.50	1.47	1.47	(0.30)	159
Class B	10.66	(0.14)	0.04	2.84	2.74	—	—	—	—	2.74	13.40	25.70(i)	12,307	2.30	2.22	2.22	(1.04)	—
Class C	10.67	(0.13)	0.04	2.83	2.74	—	—	—	—	2.74	13.41	25.68(i)	13,703	2.22	2.20	2.20	(1.04)	—
For the Year Ended October 31, 2006
Class A	10.26	0.02	—	0.81	0.83	(0.07)	—	—	(0.07)	0.76	11.02	8.07	40,215	1.68	1.50	1.50	0.14	123
Class B	9.94	(0.06)	—	0.78	0.72	—	—	—	—	0.72	10.66	7.24	13,162	2.47	2.25	2.25	(0.61)	—
Class C	9.94	(0.07)	—	0.80	0.73	—	—	—	—	0.73	10.67	7.34	13,065	2.39	2.25	2.25	(0.61)	—
For the Year Ended October 31, 2005
Class A	9.14	0.08	—	1.04	1.12	—	—	—	—	1.12	10.26	12.31	50,067	1.65	1.60	1.60	0.68	112
Class B	8.92	(0.01)	—	1.03	1.02	—	—	—	—	1.02	9.94	11.44	15,156	2.45	2.35	2.35	(0.09)	—
Class C	8.92	(0.01)	—	1.03	1.02	—	—	—	—	1.02	9.94	11.44	16,737	2.36	2.35	2.35	(0.05)	—
For the Year Ended October 31, 2004
Class A	8.94	(0.02)	—	0.22	0.20	—	—	—	—	0.20	9.14	2.24(i)	67,212	1.62	1.62	1.62	(0.25)	104
Class B	8.79	(0.10)	—	0.23	0.13	—	—	—	—	0.13	8.92	1.48(i)	18,610	2.36	2.35	2.35	(0.98)	—
Class C	8.78	(0.10)	0.01	0.23	0.14	—	—	—	—	0.14	8.92	1.59(i)	23,901	2.28	2.28	2.28	(0.91)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Communications Fund
For the Year Ended October 31, 2008
Class A	$10.99	$0.28	$—	$(5.39)	$(5.11)	$(0.01)	$(0.48)	$—	$(0.49)	$(5.60)	$5.39	(48.60)%	$14,567	1.66%	1.60%	1.60%	2.75%	66%
Class B	10.61	0.20	—	(5.17)	(4.97)	—	(0.48)	—	(0.48)	(5.45)	5.16	(49.00)	2,920	2.53	2.24	2.24	2.10	—
Class C	10.59	0.21	—	(5.17)	(4.96)	—	(0.48)	—	(0.48)	(5.44)	5.15	(49.00)	4,274	2.37	2.35	2.35	1.90	—
For the Year Ended October 31, 2007
Class A	8.05	0.02	—	3.07	3.09	(0.13)	(0.02)	—	(0.15)	2.94	10.99	39.03(i)	29,950	1.61	1.60	1.60	0.30	102
Class B	7.81	(0.04)	—	2.97	2.93	(0.11)	(0.02)	—	(0.13)	2.80	10.61	38.02(i)	6,161	2.49	2.30	2.30	(0.40)	—
Class C	7.80	(0.01)	—	2.93	2.92	(0.11)	(0.02)	—	(0.13)	2.79	10.59	37.97(i)	11,019	2.34	2.34	2.34	(0.47)	—
For the Year Ended October 31, 2006
Class A	7.12	0.15	—	0.88	1.03	(0.10)	—	—	(0.10)	0.93	8.05	14.60	17,091	1.89	1.15	1.15	1.83	104
Class B	6.92	0.09	—	0.87	0.96	(0.07)	—	—	(0.07)	0.89	7.81	13.93	4,124	2.87	1.78	1.78	1.18	—
Class C	6.91	0.06	—	0.88	0.94	(0.05)	—	—	(0.05)	0.89	7.80	13.74	5,321	2.74	1.90	1.90	1.01	—
For the Year Ended October 31, 2005
Class A	5.48	0.09	—	1.60	1.69	(0.05)	—	—	(0.05)	1.64	7.12	31.01	15,986	2.01	1.51	1.51	1.75	45
Class B	5.34	0.05	—	1.55	1.60	(0.02)	—	—	(0.02)	1.58	6.92	29.92	2,815	3.22	2.26	2.26	1.02	—
Class C	5.33	0.05	—	1.55	1.60	(0.02)	—	—	(0.02)	1.58	6.91	29.97	2,765	2.94	2.25	2.25	1.08	—
For the Year Ended October 31, 2004(h)
Class A	4.67	0.06	—	0.75	0.81	—	—	—	—	0.81	5.48	17.34	8,929	1.93	1.65	1.65	1.08	85
Class B	4.58	0.02	—	0.74	0.76	—	—	—	—	0.76	5.34	16.59	1,482	3.32	2.35	2.35	0.37	—
Class C	4.57	0.02	—	0.74	0.76	—	—	—	—	0.76	5.33	16.63	1,306	2.97	2.35	2.35	0.43	—
The Hartford Global Equity Fund
From (commencement of operations) February 29, 2008, through October 31, 2008
Class A	10.00	0.05	—	(3.50)	(3.45)	—	—	—	—	(3.45)	6.55	(34.50)(f)	12,746	1.92(e)	1.56(e)	1.56(e)	0.78(e)	56
Class B	10.00	—	—	(3.49)	(3.49)	—	—	—	—	(3.49)	6.51	(34.90)(f)	223	2.70(e)	2.34(e)	2.34(e)	0.03(e)	—
Class C	10.00	—	—	(3.49)	(3.49)	—	—	—	—	(3.49)	6.51	(34.90)(f)	225	2.71(e)	2.34(e)	2.34(e)	0.02(e)	—
The Hartford Global Financial Services Fund
For the Year Ended October 31, 2008(h)
Class A	14.16	0.20	—	(5.76)	(5.56)	(0.14)	(1.59)	—	(1.73)	(7.29)	6.87	(44.03)	16,849	1.64	1.60	1.60	2.10	132
Class B	13.87	0.16	—	(5.65)	(5.49)	(0.05)	(1.59)	—	(1.64)	(7.13)	6.74	(44.25)	2,662	2.78	2.04	2.04	1.69	—
Class C	13.82	0.13	—	(5.61)	(5.48)	(0.06)	(1.59)	—	(1.65)	(7.13)	6.69	(44.39)	4,267	2.48	2.35	2.35	1.43	—
For the Year Ended October 31, 2007
Class A	14.01	0.17	—	0.94	1.11	(0.11)	(0.85)	—	(0.96)	0.15	14.16	8.42(i)	24,420	1.61	1.60	1.60	1.31	104
Class B	13.74	0.10	—	0.90	1.00	(0.02)	(0.85)	—	(0.87)	0.13	13.87	7.75(i)	3,803	2.62	2.22	2.22	0.70	—
Class C	13.73	0.07	—	0.91	0.98	(0.04)	(0.85)	—	(0.89)	0.09	13.82	7.57(i)	5,164	2.43	2.35	2.35	0.58	—
For the Year Ended October 31, 2006
Class A	11.60	0.12	—	2.40	2.52	(0.11)	—	—	(0.11)	2.41	14.01	21.87	21,369	1.80	1.15	1.15	1.11	52
Class B	11.39	0.08	—	2.31	2.39	(0.04)	—	—	(0.04)	2.35	13.74	21.06	3,828	2.81	1.78	1.78	0.49	—
Class C	11.39	0.05	—	2.32	2.37	(0.03)	—	—	(0.03)	2.34	13.73	20.88	4,082	2.65	1.90	1.90	0.35	—
For the Year Ended October 31, 2005
Class A	10.44	0.11	—	1.18	1.29	(0.13)	—	—	(0.13)	1.16	11.60	12.39	13,958	1.88	1.51	1.51	0.91	33
Class B	10.26	0.01	—	1.18	1.19	(0.06)	—	—	(0.06)	1.13	11.39	11.58	3,147	2.91	2.28	2.28	0.15	—
Class C	10.26	0.02	—	1.17	1.19	(0.06)	—	—	(0.06)	1.13	11.39	11.58	2,769	2.77	2.27	2.27	0.16	—
For the Year Ended October 31, 2004(h)
Class A	9.71	0.12	—	0.69	0.81	(0.08)	—	—	(0.08)	0.73	10.44	8.42	12,910	1.78	1.65	1.65	1.17	85
Class B	9.55	0.05	—	0.69	0.74	(0.03)	—	—	(0.03)	0.71	10.26	7.71	3,043	2.80	2.35	2.35	0.44	—
Class C	9.55	0.05	—	0.69	0.74	(0.03)	—	—	(0.03)	0.71	10.26	7.71	2,459	2.68	2.35	2.35	0.44	—
The Hartford Global Growth Fund
For the Year Ended October 31, 2008(h)
Class A	24.97	(0.03)	—	(11.78)	(11.81)	—	(2.66)	—	(2.66)	(14.47)	10.50	(52.57)	212,910	1.49	1.43	1.43	(0.18)	82
Class B	23.27	(0.14)	—	(10.83)	(10.97)	—	(2.66)	—	(2.66)	(13.63)	9.64	(52.83)	23,614	2.42	2.01	2.01	(0.79)	—
Class C	23.40	(0.16)	—	(10.90)	(11.06)	—	(2.66)	—	(2.66)	(13.72)	9.68	(52.94)	30,334	2.16	2.16	2.16	(0.92)	—
For the Year Ended October 31, 2007
Class A	19.35	(0.14)	0.05	6.69	6.60	—	(0.98)	—	(0.98)	5.62	24.97	35.85(i)	492,466	1.48	1.48	1.48	(0.62)	85
Class B	18.23	(0.32)	0.06	6.28	6.02	—	(0.98)	—	(0.98)	5.04	23.27	34.81(i)	78,931	2.40	2.19	2.19	(1.33)	—
Class C	18.31	(0.28)	0.05	6.30	6.07	—	(0.98)	—	(0.98)	5.09	23.40	34.94(i)	75,742	2.15	2.15	2.15	(1.29)	—
For the Year Ended October 31, 2006(h)
Class A	16.80	(0.05)	—	2.81	2.76	(0.02)	(0.19)	—	(0.21)	2.55	19.35	16.58	417,840	1.53	1.48	1.48	(0.25)	125
Class B	15.93	(0.17)	—	2.66	2.49	—	(0.19)	—	(0.19)	2.30	18.23	15.80	74,805	2.44	2.18	2.18	(0.95)	—
Class C	16.01	(0.17)	—	2.66	2.49	—	(0.19)	—	(0.19)	2.30	18.31	15.72	66,121	2.20	2.20	2.20	(0.98)	—
For the Year Ended October 31, 2005
Class A	16.49	0.08	—	0.23	0.31	—	—	—	—	0.31	16.80	1.88	419,648	1.58	1.48	1.48	0.41	270
Class B	15.77	(0.08)	—	0.24	0.16	—	—	—	—	0.16	15.93	1.02	78,986	2.51	2.35	2.35	(0.45)	—
Class C	15.84	(0.06)	—	0.23	0.17	—	—	—	—	0.17	16.01	1.07	71,623	2.25	2.25	2.25	(0.34)	—
For the Year Ended October 31, 2004
Class A	13.96	(0.06)	—	2.59	2.53	—	—	—	—	2.53	16.49	18.12	466,013	1.62	1.62	1.62	(0.36)	271
Class B	13.45	(0.17)	—	2.49	2.32	—	—	—	—	2.32	15.77	17.25	90,179	2.52	2.35	2.35	(1.09)	—
Class C	13.49	(0.15)	—	2.50	2.35	—	—	—	—	2.35	15.84	17.42	87,518	2.24	2.24	2.24	(0.98)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Health Fund
For the Year Ended October 31, 2008
Class A	$18.85	$(0.03)	$—	$(4.83)	$(4.86)	$—	$(1.30)	$—	$(1.30)	$(6.16)	$12.69	(27.59)%	$299,699	1.41%	1.41%	1.41%	(0.18)%	67%
Class B	17.67	(0.18)	—	(4.45)	(4.63)	—	(1.30)	—	(1.30)	(5.93)	11.74	(28.17)	45,475	2.32	2.24	2.24	(1.02)	—
Class C	17.71	(0.14)	—	(4.49)	(4.63)	—	(1.30)	—	(1.30)	(5.93)	11.78	(28.10)	93,208	2.15	2.15	2.15	(0.92)	—
For the Year Ended October 31, 2007
Class A	17.84	(0.04)	—	1.73	1.69	—	(0.68)	—	(0.68)	1.01	18.85	9.96(i)	509,341	1.41	1.41	1.41	(0.25)	41
Class B	16.92	(0.20)	—	1.63	1.43	—	(0.68)	—	(0.68)	0.75	17.67	8.92(i)	82,932	2.30	2.29	2.29	(1.15)	—
Class C	16.93	(0.15)	—	1.61	1.46	—	(0.68)	—	(0.68)	0.78	17.71	9.11(i)	137,101	2.15	2.15	2.15	(0.99)	—
For the Year Ended October 31, 2006
Class A	16.50	(0.07)	—	2.41	2.34	—	(1.00)	—	(1.00)	1.34	17.84	14.96	370,285	1.61	1.60	1.60	(0.53)	30
Class B	15.81	(0.20)	—	2.31	2.11	—	(1.00)	—	(1.00)	1.11	16.92	14.10	80,574	2.45	2.32	2.32	(1.27)	—
Class C	15.81	(0.18)	—	2.30	2.12	—	(1.00)	—	(1.00)	1.12	16.93	14.17	97,956	2.31	2.31	2.31	(1.25)	—
For the Year Ended October 31, 2005
Class A	15.00	(0.08)	—	2.35	2.27	—	(0.77)	—	(0.77)	1.50	16.50	15.67	209,835	1.71	1.60	1.60	(0.55)	50
Class B	14.50	(0.20)	—	2.28	2.08	—	(0.77)	—	(0.77)	1.31	15.81	14.86	71,204	2.52	2.35	2.35	(1.30)	—
Class C	14.51	(0.19)	—	2.26	2.07	—	(0.77)	—	(0.77)	1.30	15.81	14.78	72,546	2.36	2.35	2.35	(1.30)	—
For the Year Ended October 31, 2004
Class A	13.80	(0.10)	—	1.36	1.26	—	(0.06)	—	(0.06)	1.20	15.00	9.21	170,672	1.81	1.65	1.65	(0.68)	41
Class B	13.43	(0.20)	—	1.33	1.13	—	(0.06)	—	(0.06)	1.07	14.50	8.49	66,035	2.55	2.35	2.35	(1.38)	—
Class C	13.44	(0.20)	—	1.33	1.13	—	(0.06)	—	(0.06)	1.07	14.51	8.49	61,390	2.37	2.35	2.35	(1.38)	—
The Hartford Global Technology Fund
For the Year Ended October 31, 2008
Class A	7.23	(0.04)	—	(3.35)	(3.39)	—	—	—	—	(3.39)	3.84	(46.89)	21,246	1.84	1.40	1.40	(0.56)	160
Class B	6.85	(0.08)	—	(3.15)	(3.23)	—	—	—	—	(3.23)	3.62	(47.15)	5,603	2.78	1.96	1.96	(1.13)	—
Class C	6.82	(0.08)	—	(3.15)	(3.23)	—	—	—	—	(3.23)	3.59	(47.36)	7,537	2.46	2.27	2.27	(1.44)	—
For the Year Ended October 31, 2007
Class A	5.67	(0.05)	—	1.61	1.56	—	—	—	—	1.56	7.23	27.51(i)	46,765	1.84	1.44	1.44	(0.87)	146
Class B	5.41	(0.09)	—	1.53	1.44	—	—	—	—	1.44	6.85	26.62(i)	14,552	2.74	2.05	2.05	(1.47)	—
Class C	5.40	(0.10)	—	1.52	1.42	—	—	—	—	1.42	6.82	26.30(i)	15,462	2.47	2.31	2.31	(1.75)	—
For the Year Ended October 31, 2006
Class A	4.97	(0.04)	—	0.74	0.70	—	—	—	—	0.70	5.67	14.08	33,424	2.10	1.36	1.36	(0.78)	144
Class B	4.77	(0.08)	—	0.72	0.64	—	—	—	—	0.64	5.41	13.42	12,729	2.96	1.99	1.99	(1.41)	—
Class C	4.77	(0.09)	—	0.72	0.63	—	—	—	—	0.63	5.40	13.21	11,521	2.71	2.24	2.24	(1.67)	—
For the Year Ended October 31, 2005
Class A	4.42	—	—	0.55	0.55	—	—	—	—	0.55	4.97	12.44	27,620	2.22	1.60	1.60	—	132
Class B	4.28	(0.04)	—	0.53	0.49	—	—	—	—	0.49	4.77	11.45	12,409	3.05	2.35	2.35	(0.79)	—
Class C	4.28	(0.04)	—	0.53	0.49	—	—	—	—	0.49	4.77	11.45	10,712	2.75	2.35	2.35	(0.65)	—
For the Year Ended October 31, 2004
Class A	4.68	(0.07)	—	(0.19)	(0.26)	—	—	—	—	(0.26)	4.42	(5.56)	31,418	2.14	1.65	1.65	(1.37)	165
Class B	4.56	(0.10)	—	(0.18)	(0.28)	—	—	—	—	(0.28)	4.28	(6.14)	12,978	2.96	2.35	2.35	(2.07)	—
Class C	4.56	(0.11)	—	(0.17)	(0.28)	—	—	—	—	(0.28)	4.28	(6.14)	13,891	2.62	2.35	2.35	(2.07)	—
The Hartford Growth Allocation Fund(g)
For the Year Ended October 31, 2008
Class A	14.51	0.14	—	(4.81)	(4.67)	(0.47)	(0.79)	—	(1.26)	(5.93)	8.58	(35.00)	329,312	0.59	0.59	0.59	1.06	13
Class B	14.37	0.03	—	(4.74)	(4.71)	(0.39)	(0.79)	—	(1.18)	(5.89)	8.48	(35.52)	89,717	1.41	1.41	1.41	0.26	—
Class C	14.37	0.04	—	(4.75)	(4.71)	(0.39)	(0.79)	—	(1.18)	(5.89)	8.48	(35.50)	148,584	1.34	1.34	1.34	0.34	—
For the Year Ended October 31, 2007
Class A	12.66	0.14	—	2.23	2.37	(0.24)	(0.28)	—	(0.52)	1.85	14.51	19.35	503,345	0.60	0.60	0.60	0.93	39
Class B	12.57	0.04	—	2.21	2.25	(0.17)	(0.28)	—	(0.45)	1.80	14.37	18.40	143,140	1.41	1.32	1.32	0.22	—
Class C	12.57	0.05	—	2.20	2.25	(0.17)	(0.28)	—	(0.45)	1.80	14.37	18.44	238,997	1.34	1.31	1.31	0.25	—
For the Year Ended October 31, 2006
Class A	11.27	0.07	—	1.46	1.53	(0.13)	(0.01)	—	(0.14)	1.39	12.66	13.64	370,088	0.69	0.67	0.67	0.49	13
Class B	11.19	0.03	—	1.42	1.45	(0.06)	(0.01)	—	(0.07)	1.38	12.57	12.96	107,818	1.51	1.32	1.32	(0.15)	—
Class C	11.19	0.03	—	1.42	1.45	(0.06)	(0.01)	—	(0.07)	1.38	12.57	12.96	181,434	1.44	1.32	1.32	(0.16)	—
For the Year Ended October 31, 2005
Class A	10.36	0.05	—	0.89	0.94	(0.03)	—	—	(0.03)	0.91	11.27	9.12	205,331	0.72	0.64	0.64	0.42	1
Class B	10.34	(0.01)	—	0.87	0.86	(0.01)	—	—	(0.01)	0.85	11.19	8.37	65,739	1.53	1.29	1.29	(0.23)	—
Class C	10.33	(0.01)	—	0.88	0.87	(0.01)	—	—	(0.01)	0.86	11.19	8.47	100,339	1.47	1.29	1.29	(0.23)	—
From (commencement of operations) May 28, 2004, through October 31, 2004
Class A	10.00	—	—	0.36	0.36	—	—	—	—	0.36	10.36	3.60(f)	43,279	0.72(e)	0.63(e)	0.63(e)	0.13(e)	—
Class B	10.00	(0.01)	—	0.35	0.34	—	—	—	—	0.34	10.34	3.40(f)	14,177	1.52(e)	1.28(e)	1.28(e)	(0.53)(e)	—
Class C	10.00	(0.01)	—	0.34	0.33	—	—	—	—	0.33	10.33	3.30(f)	21,221	1.44(e)	1.28(e)	1.28(e)	(0.52)(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Growth Fund
For the Year Ended October 31, 2008(h)
Class A	$21.25	$(0.05)	$—	$(8.03)	$(8.08)	$—	$(1.58)	$—	$(1.58)	$(9.66)	$11.59	(40.77)%	$292,129	1.27%	1.27%	1.27%	(0.27)%	106%
Class B	18.39	(0.13)	—	(6.85)	(6.98)	—	(1.58)	—	(1.58)	(8.56)	9.83	(41.16)	19,936	2.24	1.91	1.91	(0.91)	—
Class C	18.45	(0.14)	—	(6.87)	(7.01)	—	(1.58)	—	(1.58)	(8.59)	9.86	(41.19)	46,757	1.97	1.97	1.97	(0.96)	—
For the Year Ended October 31, 2007
Class A	18.45	(0.07)	—	4.17	4.10	—	(1.30)	—	(1.30)	2.80	21.25	23.92(i)	627,677	1.27	1.27	1.27	(0.35)	89
Class B	16.25	(0.21)	—	3.65	3.44	—	(1.30)	—	(1.30)	2.14	18.39	23.02(i)	41,359	2.22	2.09	2.09	(1.17)	—
Class C	16.29	(0.19)	—	3.65	3.46	—	(1.30)	—	(1.30)	2.16	18.45	23.10(i)	85,303	1.98	1.98	1.98	(1.06)	—
For the Year Ended October 31, 2006
Class A	17.32	(0.07)	—	1.20	1.13	—	—	—	—	1.13	18.45	6.52	707,000	1.34	1.33	1.33	(0.38)	92
Class B	15.38	(0.20)	—	1.07	0.87	—	—	—	—	0.87	16.25	5.66	44,064	2.22	2.09	2.09	(1.14)	—
Class C	15.40	(0.18)	—	1.07	0.89	—	—	—	—	0.89	16.29	5.78	85,469	2.02	2.02	2.02	(1.07)	—
For the Year Ended October 31, 2005
Class A	16.19	(0.04)	—	1.17	1.13	—	—	—	—	1.13	17.32	6.98	635,057	1.40	1.33	1.33	(0.30)	77
Class B	14.49	(0.15)	—	1.04	0.89	—	—	—	—	0.89	15.38	6.14	46,251	2.27	2.15	2.15	(1.09)	—
Class C	14.50	(0.13)	—	1.03	0.90	—	—	—	—	0.90	15.40	6.21	82,481	2.05	2.05	2.05	(1.01)	—
For the Year Ended October 31, 2004
Class A	15.19	(0.08)	—	1.08	1.00	—	—	—	—	1.00	16.19	6.58	384,160	1.55	1.45	1.45	(0.84)	66
Class B	13.70	(0.15)	—	0.94	0.79	—	—	—	—	0.79	14.49	5.77	32,440	2.33	2.15	2.15	(1.54)	—
Class C	13.70	(0.12)	—	0.92	0.80	—	—	—	—	0.80	14.50	5.84	47,575	2.07	2.07	2.07	(1.45)	—
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2008(h)
Class A	38.24	(0.05)	—	(15.21)	(15.26)	—	(4.38)	—	(4.38)	(19.64)	18.60	(44.66)	1,145,281	1.31	1.31	1.31	(0.19)	142
Class B	32.23	(0.22)	—	(12.47)	(12.69)	—	(4.38)	—	(4.38)	(17.07)	15.16	(45.07)	38,167	2.13	2.05	2.05	(0.93)	—
Class C	32.27	(0.19)	—	(12.49)	(12.68)	—	(4.38)	—	(4.38)	(17.06)	15.21	(44.97)	201,128	1.93	1.93	1.93	(0.81)	—
For the Year Ended October 31, 2007
Class A	29.33	(0.03)	0.01	11.05	11.03	—	(2.12)	—	(2.12)	8.91	38.24	40.39(i)	989,969	1.42	1.31	1.31	(0.12)	120
Class B	25.23	(0.20)	0.01	9.31	9.12	—	(2.12)	—	(2.12)	7.00	32.23	39.29(i)	56,396	2.18	2.11	2.11	(0.88)	—
Class C	25.24	(0.10)	—	9.25	9.15	—	(2.12)	—	(2.12)	7.03	32.27	39.40(i)	201,274	1.98	1.98	1.98	(0.82)	—
For the Year Ended October 31, 2006
Class A	27.84	(0.07)	—	3.59	3.52	—	(2.03)	—	(2.03)	1.49	29.33	13.35	420,220	1.60	1.20	1.20	(0.31)	131
Class B	24.42	(0.25)	—	3.09	2.84	—	(2.03)	—	(2.03)	0.81	25.23	12.36	33,670	2.26	2.08	2.08	(1.18)	—
Class C	24.42	(0.23)	—	3.08	2.85	—	(2.03)	—	(2.03)	0.82	25.24	12.40	47,366	2.09	2.07	2.07	(1.17)	—
For the Year Ended October 31, 2005
Class A	23.49	(0.06)	—	4.41	4.35	—	—	—	—	4.35	27.84	18.52	222,682	1.54	1.36	1.36	(0.45)	156
Class B	20.77	(0.25)	—	3.90	3.65	—	—	—	—	3.65	24.42	17.57	20,002	2.39	2.15	2.15	(1.27)	—
Class C	20.77	(0.25)	—	3.90	3.65	—	—	—	—	3.65	24.42	17.57	18,842	2.13	2.13	2.13	(1.26)	—
For the Year Ended October 31, 2004
Class A	21.25	(0.17)	—	2.41	2.24	—	—	—	—	2.24	23.49	10.54	54,652	1.52	1.45	1.45	(0.94)	130
Class B	18.91	(0.26)	—	2.12	1.86	—	—	—	—	1.86	20.77	9.84	11,518	2.45	2.14	2.14	(1.64)	—
Class C	18.91	(0.28)	—	2.14	1.86	—	—	—	—	1.86	20.77	9.84	11,899	2.11	2.11	2.11	(1.61)	—
The Hartford High Yield Fund
For the Year Ended October 31, 2008(h)
Class A	7.92	0.58	—	(2.40)	(1.82)	(0.58)	—	—	(0.58)	(2.40)	5.52	(24.40)	117,343	1.30	1.15	1.15	8.07	111
Class B	7.91	0.53	—	(2.41)	(1.88)	(0.52)	—	—	(0.52)	(2.40)	5.51	(25.00)	17,838	2.13	1.87	1.87	7.34	—
Class C	7.91	0.53	—	(2.41)	(1.88)	(0.52)	—	—	(0.52)	(2.40)	5.51	(25.01)	21,634	1.97	1.90	1.90	7.30	—
For the Year Ended October 31, 2007
Class A	7.93	0.58	—	(0.01)	0.57	(0.58)	—	—	(0.58)	(0.01)	7.92	7.36	171,505	1.36	1.15	1.15	7.26	145
Class B	7.92	0.52	—	(0.01)	0.51	(0.52)	—	—	(0.52)	(0.01)	7.91	6.56	31,591	2.17	1.90	1.90	6.51	—
Class C	7.92	0.53	—	(0.01)	0.52	(0.53)	—	—	(0.53)	(0.01)	7.91	6.63	35,066	2.03	1.83	1.83	6.58	—
For the Year Ended October 31, 2006
Class A	7.76	0.54	—	0.18	0.72	(0.55)	—	—	(0.55)	0.17	7.93	9.57	190,479	1.36	1.20	1.20	6.87	147
Class B	7.74	0.48	—	0.19	0.67	(0.49)	—	—	(0.49)	0.18	7.92	8.90	37,189	2.17	1.95	1.95	6.10	—
Class C	7.75	0.49	—	0.17	0.66	(0.49)	—	—	(0.49)	0.17	7.92	8.84	39,991	2.04	1.89	1.89	6.15	—
For the Year Ended October 31, 2005
Class A	8.18	0.48	—	(0.40)	0.08	(0.50)	—	—	(0.50)	(0.42)	7.76	0.97	188,599	1.33	1.33	1.33	5.86	113
Class B	8.17	0.42	—	(0.41)	0.01	(0.44)	—	—	(0.44)	(0.43)	7.74	0.08	47,071	2.12	2.10	2.10	5.09	—
Class C	8.17	0.42	—	(0.39)	0.03	(0.45)	—	—	(0.45)	(0.42)	7.75	0.30	50,945	2.00	2.00	2.00	5.18	—
For the Year Ended October 31, 2004(h)
Class A	7.94	0.48	—	0.23	0.71	(0.47)	—	—	(0.47)	0.24	8.18	9.26(i)	247,364	1.35	1.35	1.35	6.03	86
Class B	7.93	0.43	—	0.22	0.65	(0.41)	—	—	(0.41)	0.24	8.17	8.45(i)	63,972	2.07	2.07	2.07	5.32	—
Class C	7.93	0.43	0.01	0.22	0.66	(0.42)	—	—	(0.42)	0.24	8.17	8.54(i)	71,673	1.98	1.98	1.98	5.40	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford High Yield Municipal Bond Fund
For the Year Ended October 31, 2008
Class A	$9.46	$0.49	$—	$(2.19)	$(1.70)	$(0.49)	$—	$—	$(0.49)	$(2.19)	$7.27	(18.60)%	$171,281	0.92%	0.40%	0.40%	5.61%	65%
Class B	9.46	0.42	—	(2.19)	(1.77)	(0.43)	—	—	(0.43)	(2.20)	7.26	(19.36)	4,664	1.73	1.19	1.19	4.81	—
Class C	9.46	0.42	—	(2.18)	(1.76)	(0.43)	—	—	(0.43)	(2.19)	7.27	(19.24)	76,650	1.70	1.17	1.17	4.86	—
From (date shares became available to public) May 31, 2007, through October 31, 2007(j)
Class A	10.00	0.20	—	(0.54)	(0.34)	(0.20)	—	—	(0.20)	(0.54)	9.46	(3.41)(f)	46,261	1.03(e)	0.25(e)	0.25(e)	4.83(e)	23
Class B	10.00	0.17	—	(0.54)	(0.37)	(0.17)	—	—	(0.17)	(0.54)	9.46	(3.71)(f)	1,333	1.82(e)	1.00(e)	1.00(e)	4.05(e)	—
Class C	10.00	0.17	—	(0.54)	(0.37)	(0.17)	—	—	(0.17)	(0.54)	9.46	(3.71)(f)	11,236	1.81(e)	1.00(e)	1.00(e)	4.19(e)	—
The Hartford Income Allocation Fund(g)
For the Year Ended October 31, 2008
Class A	9.87	0.48	—	(1.48)	(1.00)	(0.47)	—	—	(0.47)	(1.47)	8.40	(10.60)	36,145	0.69	0.57	0.57	4.95	42
Class B	9.86	0.40	—	(1.47)	(1.07)	(0.40)	—	—	(0.40)	(1.47)	8.39	(11.28)	5,432	1.52	1.32	1.32	4.20	—
Class C	9.86	0.40	—	(1.47)	(1.07)	(0.40)	—	—	(0.40)	(1.47)	8.39	(11.27)	11,030	1.46	1.32	1.32	4.20	—
For the Year Ended October 31, 2007
Class A	9.89	0.44	—	(0.02)	0.42	(0.44)	—	—	(0.44)	(0.02)	9.87	4.37	34,347	0.78	0.57	0.57	4.59	35
Class B	9.88	0.38	—	(0.03)	0.35	(0.37)	—	—	(0.37)	(0.02)	9.86	3.64	5,754	1.58	1.27	1.27	3.83	—
Class C	9.88	0.38	—	(0.03)	0.35	(0.37)	—	—	(0.37)	(0.02)	9.86	3.64	8,697	1.55	1.27	1.27	3.84	—
For the Year Ended October 31, 2006
Class A	9.89	0.42	—	0.03	0.45	(0.43)	(0.02)	—	(0.45)	—	9.89	4.64	25,383	0.80	0.61	0.61	4.32	38
Class B	9.88	0.35	—	0.03	0.38	(0.36)	(0.02)	—	(0.38)	—	9.88	3.91	5,516	1.59	1.31	1.31	3.56	—
Class C	9.88	0.35	—	0.03	0.38	(0.36)	(0.02)	—	(0.38)	—	9.88	3.91	8,042	1.53	1.31	1.31	3.53	—
For the Year Ended October 31, 2005
Class A	10.15	0.36	—	(0.26)	0.10	(0.36)	—	—	(0.36)	(0.26)	9.89	1.01	19,445	0.76	0.56	0.56	3.75	30
Class B	10.14	0.29	—	(0.26)	0.03	(0.29)	—	—	(0.29)	(0.26)	9.88	0.29	4,778	1.56	1.26	1.26	3.09	—
Class C	10.14	0.30	—	(0.27)	0.03	(0.29)	—	—	(0.29)	(0.26)	9.88	0.30	7,711	1.51	1.26	1.26	3.04	—
From (commencement of operations) May 28, 2004, through October 31, 2004
Class A	10.00	0.09	—	0.15	0.24	(0.09)	—	—	(0.09)	0.15	10.15	2.42(f)	10,539	0.73(e)	0.56(e)	0.56(e)	3.21(e)	3
Class B	10.00	0.07	—	0.14	0.21	(0.07)	—	—	(0.07)	0.14	10.14	2.08(f)	1,690	1.63(e)	1.26(e)	1.26(e)	2.56(e)	—
Class C	10.00	0.07	—	0.14	0.21	(0.07)	—	—	(0.07)	0.14	10.14	2.08(f)	4,880	1.48(e)	1.26(e)	1.26(e)	2.59(e)	—
The Hartford Income Fund
For the Year Ended October 31, 2008
Class A	10.14	0.54	—	(1.87)	(1.33)	(0.53)	—	—	(0.53)	(1.86)	8.28	(13.71)	81,569	1.02	0.95	0.95	5.53	177
Class B	10.14	0.47	—	(1.87)	(1.40)	(0.46)	—	—	(0.46)	(1.86)	8.28	(14.36)	7,779	1.91	1.70	1.70	4.79	—
Class C	10.16	0.47	—	(1.87)	(1.40)	(0.46)	—	—	(0.46)	(1.86)	8.30	(14.34)	13,007	1.76	1.70	1.70	4.79	—
For the Year Ended October 31, 2007
Class A	10.33	0.57	—	(0.19)	0.38	(0.57)	—	—	(0.57)	(0.19)	10.14	3.77	98,047	1.08	0.95	0.95	5.72	147
Class B	10.33	0.50	—	(0.20)	0.30	(0.49)	—	—	(0.49)	(0.19)	10.14	3.00	9,837	1.95	1.70	1.70	4.92	—
Class C	10.35	0.50	—	(0.19)	0.31	(0.50)	—	—	(0.50)	(0.19)	10.16	3.01	14,263	1.82	1.70	1.70	4.92	—
For the Year Ended October 31, 2006
Class A	10.24	0.54	—	0.08	0.62	(0.53)	—	—	(0.53)	0.09	10.33	6.24	37,168	1.21	0.95	0.95	5.35	175
Class B	10.24	0.46	—	0.08	0.54	(0.45)	—	—	(0.45)	0.09	10.33	5.45	7,224	2.06	1.70	1.70	4.60	—
Class C	10.26	0.46	—	0.08	0.54	(0.45)	—	—	(0.45)	0.09	10.35	5.44	8,101	1.96	1.70	1.70	4.61	—
For the Year Ended October 31, 2005
Class A	10.72	0.51	—	(0.44)	0.07	(0.51)	(0.04)	—	(0.55)	(0.48)	10.24	0.70	28,942	1.20	0.95	0.95	4.80	188
Class B	10.72	0.43	—	(0.43)	—	(0.44)	(0.04)	—	(0.48)	(0.48)	10.24	(0.04)	5,973	2.06	1.70	1.70	4.05	—
Class C	10.74	0.43	—	(0.43)	—	(0.44)	(0.04)	—	(0.48)	(0.48)	10.26	(0.03)	5,142	1.96	1.70	1.70	4.05	—
For the Year Ended October 31, 2004
Class A	10.53	0.48	—	0.22	0.70	(0.51)	—	—	(0.51)	0.19	10.72	6.85	29,580	1.14	1.00	1.00	4.60	167
Class B	10.53	0.42	—	0.21	0.63	(0.44)	—	—	(0.44)	0.19	10.72	6.10	5,541	1.95	1.70	1.70	3.90	—
Class C	10.55	0.41	—	0.22	0.63	(0.44)	—	—	(0.44)	0.19	10.74	6.09	5,562	1.88	1.70	1.70	3.90	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Inflation Plus Fund
For the Year Ended October 31, 2008
Class A	$10.66	$0.60	$—	$(0.87)	$(0.27)	$(0.61)	$—	$—	$(0.61)	$(0.88)	$9.78	(3.08)%	$307,863	1.01%	0.91%	0.85%	5.60%	437%
Class B	10.64	0.53	—	(0.88)	(0.35)	(0.53)	—	—	(0.53)	(0.88)	9.76	(3.81)	75,789	1.80	1.66	1.60	4.82	—
Class C	10.63	0.52	—	(0.87)	(0.35)	(0.53)	—	—	(0.53)	(0.88)	9.75	(3.82)	241,305	1.75	1.66	1.60	4.86	—
For the Year Ended October 31, 2007
Class A	10.44	0.39	—	0.21	0.60	(0.38)	—	—	(0.38)	0.22	10.66	5.86	184,558	1.22	1.03	0.85	3.09	608
Class B	10.45	0.29	—	0.23	0.52	(0.33)	—	—	(0.33)	0.19	10.64	5.05	68,593	2.01	1.78	1.60	2.51	—
Class C	10.44	0.29	—	0.23	0.52	(0.33)	—	—	(0.33)	0.19	10.63	5.05	159,067	1.97	1.78	1.60	2.31	—
For the Year Ended October 31, 2006
Class A	10.67	0.49	—	(0.26)	0.23	(0.43)	(0.03)	—	(0.46)	(0.23)	10.44	2.29	282,362	1.02	0.95	0.95	4.50	193
Class B	10.68	0.40	—	(0.25)	0.15	(0.35)	(0.03)	—	(0.38)	(0.23)	10.45	1.51	92,340	1.82	1.70	1.70	3.76	—
Class C	10.67	0.40	—	(0.25)	0.15	(0.35)	(0.03)	—	(0.38)	(0.23)	10.44	1.51	247,091	1.78	1.70	1.70	3.72	—
For the Year Ended October 31, 2005
Class A	10.95	0.41	—	(0.18)	0.23	(0.42)	(0.09)	—	(0.51)	(0.28)	10.67	2.10	414,778	1.00	0.95	0.95	3.88	71
Class B	10.96	0.33	—	(0.18)	0.15	(0.34)	(0.09)	—	(0.43)	(0.28)	10.68	1.33	119,302	1.81	1.70	1.70	3.09	—
Class C	10.96	0.33	—	(0.19)	0.14	(0.34)	(0.09)	—	(0.43)	(0.29)	10.67	1.24	373,750	1.76	1.70	1.70	3.12	—
For the Year Ended October 31, 2004
Class A	10.63	0.30	—	0.37	0.67	(0.31)	(0.04)	—	(0.35)	0.32	10.95	6.39	313,961	1.04	1.00	1.00	3.04	81
Class B	10.64	0.22	—	0.37	0.59	(0.23)	(0.04)	—	(0.27)	0.32	10.96	5.65	107,964	1.81	1.70	1.70	2.21	—
Class C	10.63	0.23	—	0.37	0.60	(0.23)	(0.04)	—	(0.27)	0.33	10.96	5.74	319,990	1.76	1.70	1.70	2.33	—
The Hartford International Growth Fund
For the Year Ended October 31, 2008(h)
Class A	18.93	0.05	—	(9.50)	(9.45)	—	(2.41)	—	(2.41)	(11.86)	7.07	(56.94)	181,826	1.48	1.48	1.48	0.36	359
Class B	18.08	(0.05)	—	(8.97)	(9.02)	—	(2.41)	—	(2.41)	(11.43)	6.65	(57.28)	19,208	2.39	2.25	2.25	(0.40)	—
Class C	18.10	(0.05)	—	(8.98)	(9.03)	—	(2.41)	—	(2.41)	(11.44)	6.66	(57.27)	24,658	2.21	2.21	2.21	(0.37)	—
For the Year Ended October 31, 2007(h)
Class A	14.93	0.02	—	5.35	5.37	(0.01)	(1.36)	—	(1.37)	4.00	18.93	39.31(i)	431,193	1.49	1.49	1.49	0.14	242
Class B	14.42	(0.11)	—	5.13	5.02	—	(1.36)	—	(1.36)	3.66	18.08	38.11(i)	51,577	2.36	2.33	2.33	(0.73)	—
Class C	14.42	(0.09)	—	5.13	5.04	—	(1.36)	—	(1.36)	3.68	18.10	38.27(i)	65,982	2.20	2.20	2.20	(0.61)	—
For the Year Ended October 31, 2006(h)
Class A	12.14	0.02	—	2.96	2.98	(0.05)	(0.14)	—	(0.19)	2.79	14.93	24.85	213,186	1.70	1.60	1.60	0.12	165
Class B	11.77	(0.08)	—	2.87	2.79	—	(0.14)	—	(0.14)	2.65	14.42	23.95	33,252	2.56	2.30	2.30	(0.59)	—
Class C	11.77	(0.09)	—	2.88	2.79	—	(0.14)	—	(0.14)	2.65	14.42	23.95	43,336	2.40	2.35	2.35	(0.65)	—
For the Year Ended October 31, 2005
Class A	11.59	0.07	—	0.48	0.55	—	—	—	—	0.55	12.14	4.74	131,430	1.77	1.60	1.60	0.66	183
Class B	11.32	(0.01)	—	0.46	0.45	—	—	—	—	0.45	11.77	3.98	22,304	2.66	2.35	2.35	(0.09)	—
Class C	11.32	(0.01)	—	0.46	0.45	—	—	—	—	0.45	11.77	3.98	29,486	2.49	2.35	2.35	(0.07)	—
For the Year Ended October 31, 2004(h)
Class A	9.62	(0.01)	—	2.03	2.02	—	(0.05)	—	(0.05)	1.97	11.59	21.14	50,051	1.91	1.65	1.65	(0.10)	200
Class B	9.46	(0.08)	—	1.99	1.91	—	(0.05)	—	(0.05)	1.86	11.32	20.33	8,968	2.83	2.35	2.35	(0.80)	—
Class C	9.46	(0.08)	—	1.99	1.91	—	(0.05)	—	(0.05)	1.86	11.32	20.33	12,906	2.63	2.35	2.35	(0.79)	—
The Hartford International Opportunities Fund
For the Year Ended October 31, 2008(h)
Class A	21.79	0.19	—	(8.49)	(8.30)	(0.06)	(3.20)	—	(3.26)	(11.56)	10.23	(44.50)	151,147	1.47	1.47	1.47	1.23	150
Class B	20.34	0.07	—	(7.81)	(7.74)	—	(3.20)	—	(3.20)	(10.94)	9.40	(44.86)	17,068	2.45	2.11	2.11	0.50	—
Class C	20.16	0.08	—	(7.75)	(7.67)	—	(3.20)	—	(3.20)	(10.87)	9.29	(44.92)	23,743	2.20	2.20	2.20	0.54	—
For the Year Ended October 31, 2007
Class A	16.13	0.05	—	6.10	6.15	(0.06)	(0.43)	—	(0.49)	5.66	21.79	39.15(i)	241,239	1.49	1.49	1.49	0.31	147
Class B	15.14	(0.07)	—	5.70	5.63	—	(0.43)	—	(0.43)	5.20	20.34	38.17(i)	37,545	2.46	2.18	2.18	(0.39)	—
Class C	15.01	(0.07)	—	5.65	5.58	—	(0.43)	—	(0.43)	5.15	20.16	38.17(i)	31,076	2.21	2.21	2.21	(0.42)	—
For the Year Ended October 31, 2006(h)
Class A	13.13	0.13	—	2.92	3.05	(0.05)	—	—	(0.05)	3.00	16.13	23.25	159,087	1.61	1.57	1.57	0.84	102
Class B	12.35	0.03	—	2.76	2.79	—	—	—	—	2.79	15.14	22.59	29,125	2.56	2.15	2.15	0.24	—
Class C	12.27	0.01	—	2.73	2.74	—	—	—	—	2.74	15.01	22.33	20,782	2.33	2.33	2.33	0.06	—
For the Year Ended October 31, 2005
Class A	11.22	0.05	—	1.86	1.91	—	—	—	—	1.91	13.13	17.02	102,393	1.72	1.57	1.57	0.42	119
Class B	10.64	(0.04)	—	1.75	1.71	—	—	—	—	1.71	12.35	16.07	23,940	2.68	2.35	2.35	(0.36)	—
Class C	10.57	(0.04)	—	1.74	1.70	—	—	—	—	1.70	12.27	16.08	16,896	2.42	2.35	2.35	(0.37)	—
For the Year Ended October 31, 2004
Class A	9.66	0.03	—	1.54	1.57	(0.01)	—	—	(0.01)	1.56	11.22	16.20	87,348	1.83	1.65	1.65	0.33	143
Class B	9.22	(0.05)	—	1.47	1.42	—	—	—	—	1.42	10.64	15.40	23,301	2.77	2.35	2.35	(0.39)	—
Class C	9.16	(0.05)	—	1.46	1.41	—	—	—	—	1.41	10.57	15.39	15,749	2.48	2.35	2.35	(0.38)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford International Small Company Fund
For the Year Ended October 31, 2008(h)
Class A	$17.99	$0.10	$—	$(8.53)	$(8.43)	$(0.16)	$(1.95)	$—	$(2.11)	$(10.54)	$7.45	(52.67)%	$48,739	1.52%	1.52%	1.52%	0.79%	121%
Class B	17.35	0.02	—	(8.20)	(8.18)	(0.06)	(1.95)	—	(2.01)	(10.19)	7.16	(52.96)	7,392	2.53	2.13	2.13	0.18	—
Class C	17.16	—	—	(8.08)	(8.08)	(0.07)	(1.95)	—	(2.02)	(10.10)	7.06	(53.00)	10,563	2.28	2.28	2.28	0.02	—
For the Year Ended October 31, 2007
Class A	16.19	0.03	—	3.92	3.95	(0.15)	(2.00)	—	(2.15)	1.80	17.99	27.90	153,290	1.49	1.49	1.49	0.33	96
Class B	15.72	(0.05)	—	3.76	3.71	(0.08)	(2.00)	—	(2.08)	1.63	17.35	26.97	19,562	2.44	2.26	2.26	(0.47)	—
Class C	15.55	(0.02)	—	3.69	3.67	(0.06)	(2.00)	—	(2.06)	1.61	17.16	26.98	33,033	2.23	2.23	2.23	(0.43)	—
For the Year Ended October 31, 2006(h)
Class A	14.27	0.08	—	3.62	3.70	(0.25)	(1.53)	—	(1.78)	1.92	16.19	29.36	69,998	1.74	1.60	1.60	0.56	107
Class B	13.91	(0.01)	—	3.51	3.50	(0.16)	(1.53)	—	(1.69)	1.81	15.72	28.51	11,960	2.66	2.24	2.24	(0.08)	—
Class C	13.78	(0.03)	—	3.48	3.45	(0.15)	(1.53)	—	(1.68)	1.77	15.55	28.35	18,486	2.43	2.35	2.35	(0.22)	—
For the Year Ended October 31, 2005
Class A	13.44	0.06	—	2.25	2.31	—	(1.48)	—	(1.48)	0.83	14.27	18.90	34,896	1.82	1.60	1.60	0.71	112
Class B	13.23	—	—	2.16	2.16	—	(1.48)	—	(1.48)	0.68	13.91	17.96	6,101	2.78	2.35	2.35	(0.02)	—
Class C	13.12	(0.01)	—	2.15	2.14	—	(1.48)	—	(1.48)	0.66	13.78	17.96	12,614	2.46	2.35	2.35	(0.06)	—
For the Year Ended October 31, 2004
Class A	12.93	0.07	—	1.31	1.38	—	(0.87)	—	(0.87)	0.51	13.44	11.39	23,934	1.99	1.65	1.65	0.90	119
Class B	12.82	0.02	—	1.26	1.28	—	(0.87)	—	(0.87)	0.41	13.23	10.62	3,726	2.89	2.35	2.35	0.15	—
Class C	12.72	0.03	—	1.24	1.27	—	(0.87)	—	(0.87)	0.40	13.12	10.63	10,072	2.60	2.35	2.35	0.27	—
The Hartford LargeCap Growth Fund
For the Year Ended October 31, 2008
Class A	11.07	—	—	(4.54)	(4.54)	—	(0.19)	—	(0.19)	(4.73)	6.34	(41.67)	7,147	1.56	1.19	1.19	0.01	146
Class B	10.99	(0.05)	—	(4.51)	(4.56)	—	(0.19)	—	(0.19)	(4.75)	6.24	(42.16)	314	2.54	2.00	2.00	(0.79)	—
Class C	10.99	(0.06)	—	(4.50)	(4.56)	—	(0.19)	—	(0.19)	(4.75)	6.24	(42.16)	546	2.47	2.00	2.00	(0.78)	—
From (commencement of operations) November 30, 2006, through October 31, 2007
Class A	10.00	(0.01)	—	1.09	1.08	(0.01)	—	—	(0.01)	1.07	11.07	10.84(f)	11,349	1.54(e)	1.11(e)	1.11(e)	(0.08)(e)	129
Class B	10.00	(0.08)	—	1.08	1.00	(0.01)	—	—	(0.01)	0.99	10.99	9.97(f)	360	2.40(e)	1.96(e)	1.96(e)	(0.93)(e)	—
Class C	10.00	(0.07)	—	1.07	1.00	(0.01)	—	—	(0.01)	0.99	10.99	9.97(f)	545	2.37(e)	1.93(e)	1.93(e)	(0.94)(e)	—
The Hartford MidCap Fund
For the Year Ended October 31, 2008(h)
Class A	26.89	(0.02)	—	(8.25)	(8.27)	(0.11)	(3.96)	—	(4.07)	(12.34)	14.55	(35.56)	1,310,085	1.23	1.23	1.23	(0.09)	94
Class B	24.23	(0.16)	—	(7.30)	(7.46)	—	(3.96)	—	(3.96)	(11.42)	12.81	(36.07)	195,738	2.01	2.01	2.01	(0.86)	—
Class C	24.40	(0.14)	—	(7.37)	(7.51)	—	(3.96)	—	(3.96)	(11.47)	12.93	(36.01)	274,583	1.92	1.92	1.92	(0.77)	—
For the Year Ended October 31, 2007
Class A	25.31	0.05	0.02	5.53	5.60	—	(4.02)	—	(4.02)	1.58	26.89	25.96(i)	2,205,026	1.22	1.22	1.22	0.20	76
Class B	23.35	(0.13)	0.02	5.01	4.90	—	(4.02)	—	(4.02)	0.88	24.23	24.98(i)	454,927	1.99	1.99	1.99	(0.52)	—
Class C	23.47	(0.11)	0.02	5.04	4.95	—	(4.02)	—	(4.02)	0.93	24.40	25.08(i)	528,342	1.91	1.91	1.91	(0.44)	—
For the Year Ended October 31, 2006
Class A	26.32	(0.03)	—	3.44	3.41	—	(4.42)	—	(4.42)	(1.01)	25.31	14.84	1,837,361	1.27	1.27	1.27	(0.13)	84
Class B	24.77	(0.22)	—	3.22	3.00	—	(4.42)	—	(4.42)	(1.42)	23.35	13.97	449,488	2.04	2.04	2.04	(0.90)	—
Class C	24.86	(0.20)	—	3.23	3.03	—	(4.42)	—	(4.42)	(1.39)	23.47	14.06	499,039	1.96	1.96	1.96	(0.82)	—
For the Year Ended October 31, 2005
Class A	22.61	(0.05)	—	4.24	4.19	—	(0.48)	—	(0.48)	3.71	26.32	18.85	1,677,327	1.30	1.30	1.30	(0.20)	74
Class B	21.47	(0.24)	—	4.02	3.78	—	(0.48)	—	(0.48)	3.30	24.77	17.92	464,175	2.08	2.08	2.08	(0.98)	—
Class C	21.52	(0.22)	—	4.04	3.82	—	(0.48)	—	(0.48)	3.34	24.86	18.07	499,502	1.99	1.99	1.99	(0.89)	—
For the Year Ended October 31, 2004
Class A	20.58	(0.09)	—	2.12	2.03	—	—	—	—	2.03	22.61	9.86	1,544,968	1.37	1.37	1.37	(0.41)	52
Class B	19.68	(0.25)	—	2.04	1.79	—	—	—	—	1.79	21.47	9.10	438,658	2.11	2.11	2.11	(1.15)	—
Class C	19.71	(0.23)	—	2.04	1.81	—	—	—	—	1.81	21.52	9.18	484,268	2.02	2.02	2.02	(1.06)	—
The Hartford MidCap Growth Fund
For the Year Ended October 31, 2008
Class A	12.73	—	—	(5.11)	$(5.11)	—	(1.58)	—	(1.58)	(6.69)	6.04	(45.38)	21,304	1.50	1.35	1.35	0.05	292
Class B	12.50	(0.06)	—	(4.97)	(5.03)	—	(1.58)	—	(1.58)	(6.61)	5.89	(45.59)	2,584	2.56	1.82	1.82	(0.63)	—
Class C	12.46	(0.08)	—	(4.94)	(5.02)	—	(1.58)	—	(1.58)	(6.60)	5.86	(45.67)	3,002	2.39	1.99	1.99	(0.89)	—
For the Year Ended October 31, 2007
Class A	11.28	(0.05)	—	1.98	1.93	—	(0.48)	—	(0.48)	1.45	12.73	17.76	22,074	1.60	1.37	1.37	(0.43)	186
Class B	11.14	(0.11)	—	1.95	1.84	—	(0.48)	—	(0.48)	1.36	12.50	17.15	4,509	2.55	1.96	1.96	(1.01)	—
Class C	11.13	(0.13)	—	1.94	1.81	—	(0.48)	—	(0.48)	1.33	12.46	16.89	4,772	2.40	2.12	2.12	(1.17)	—
For the Year Ended October 31, 2006
Class A	10.14	(0.08)	—	1.32	1.24	—	(0.10)	—	(0.10)	1.14	11.28	12.31	23,542	1.69	1.50	1.50	(0.85)	99
Class B	10.08	(0.15)	—	1.31	1.16	—	(0.10)	—	(0.10)	1.06	11.14	11.58	3,725	2.67	2.11	2.11	(1.46)	—
Class C	10.08	(0.15)	—	1.30	1.15	—	(0.10)	—	(0.10)	1.05	11.13	11.48	3,861	2.52	2.26	2.26	(1.60)	—
From (commencement of operations) January 1, 2005, through October 31, 2005
Class A	10.06	(0.06)	—	0.14	0.08	—	—	—	—	0.08	10.14	0.80(f)	14,995	2.22(e)	1.50(e)	1.50(e)	(0.95)(e)	97
Class B	10.06	(0.09)	—	0.11	0.02	—	—	—	—	0.02	10.08	0.20(f)	2,354	3.35(e)	2.25(e)	2.25(e)	(1.70)(e)	—
Class C	10.06	(0.09)	—	0.11	0.02	—	—	—	—	0.02	10.08	0.20(f)	1,741	3.26(e)	2.25(e)	2.25(e)	(1.70)(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford MidCap Value Fund
For the Year Ended October 31, 2008
Class A	$14.80	$0.02	$—	$(5.81)	$(5.79)	$—	$(2.48)	$—	$(2.48)	$(8.27)	$6.53	(46.26)%	$127,999	1.44%	1.40%	1.40%	0.15%	52%
Class B	13.95	(0.05)	—	(5.39)	(5.44)	—	(2.48)	—	(2.48)	(7.92)	6.03	(46.64)	24,329	2.31	2.06	2.06	(0.50)	—
Class C	13.96	(0.06)	—	(5.39)	(5.45)	—	(2.48)	—	(2.48)	(7.93)	6.03	(46.68)	24,418	2.15	2.15	2.15	(0.59)	—
For the Year Ended October 31, 2007
Class A	14.57	—	—	2.14	2.14	—	(1.91)	—	(1.91)	0.23	14.80	16.72(i)	311,227	1.39	1.39	1.39	—	46
Class B	13.93	(0.11)	—	2.04	1.93	—	(1.91)	—	(1.91)	0.02	13.95	15.86(i)	60,957	2.23	2.15	2.15	(0.75)	—
Class C	13.93	(0.10)	—	2.04	1.94	—	(1.91)	—	(1.91)	0.03	13.96	15.94(i)	63,292	2.10	2.10	2.10	(0.70)	—
For the Year Ended October 31, 2006
Class A	13.29	0.01	—	2.59	2.60	—	(1.32)	—	(1.32)	1.28	14.57	21.37	305,002	1.45	1.40	1.40	0.06	40
Class B	12.85	(0.10)	—	2.50	2.40	—	(1.32)	—	(1.32)	1.08	13.93	20.46	62,580	2.28	2.15	2.15	(0.69)	—
Class C	12.85	(0.10)	—	2.50	2.40	—	(1.32)	—	(1.32)	1.08	13.93	20.45	63,302	2.16	2.15	2.15	(0.69)	—
For the Year Ended October 31, 2005
Class A	12.89	(0.04)	—	1.41	1.37	—	(0.97)	—	(0.97)	0.40	13.29	11.31	280,662	1.49	1.40	1.40	(0.31)	49
Class B	12.59	(0.14)	—	1.37	1.23	—	(0.97)	—	(0.97)	0.26	12.85	10.40	59,350	2.33	2.15	2.15	(1.06)	—
Class C	12.59	(0.15)	—	1.38	1.23	—	(0.97)	—	(0.97)	0.26	12.85	10.40	61,194	2.19	2.15	2.15	(1.06)	—
For the Year Ended October 31, 2004
Class A	11.32	(0.04)	—	1.61	1.57	—	—	—	—	1.57	12.89	13.87	280,173	1.56	1.45	1.45	(0.03)	46
Class B	11.12	(0.13)	—	1.60	1.47	—	—	—	—	1.47	12.59	13.22	60,558	2.36	2.15	2.15	(1.04)	—
Class C	11.13	(0.13)	—	1.59	1.46	—	—	—	—	1.46	12.59	13.12	67,132	2.20	2.15	2.15	(1.04)	—
The Hartford Money Market Fund
For the Year Ended October 31, 2008
Class A	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	2.31	486,596	0.99	0.90	0.90	2.23	N/A
Class B	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	1.54	66,581	1.71	1.65	1.65	1.40	—
Class C	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	1.60	140,174	1.60	1.60	1.60	1.49	—
For the Year Ended October 31, 2007
Class A	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	4.49	314,872	1.13	0.95	0.95	4.40	N/A
Class B	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	3.71	29,219	1.82	1.70	1.70	3.65	—
Class C	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	3.72	59,575	1.72	1.69	1.69	3.66	—
For the Year Ended October 31, 2006
Class A	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	4.00	207,592	1.14	0.95	0.95	3.95	N/A
Class B	1.00	0.03	—	—	0.03	(0.03)	—	—	(0.03)	—	1.00	3.22	27,995	1.79	1.70	1.70	3.18	—
Class C	1.00	0.03	—	—	0.03	(0.03)	—	—	(0.03)	—	1.00	3.22	16,997	1.76	1.70	1.70	3.20	—
For the Year Ended October 31, 2005
Class A	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	1.99	182,308	1.22	0.95	0.95	1.96	N/A
Class B	1.00	0.01	—	—	0.01	(0.01)	—	—	(0.01)	—	1.00	1.23	30,716	1.88	1.70	1.70	1.16	—
Class C	1.00	0.01	—	—	0.01	(0.01)	—	—	(0.01)	—	1.00	1.23	18,790	1.80	1.70	1.70	1.19	—
For the Year Ended October 31, 2004
Class A	1.00	0.0030	—	—	0.0030	(0.0030)	—	—	(0.0030)	—	1.00	0.28	205,442	1.22	1.00	1.00	0.27	N/A
Class B	1.00	0.0001	—	—	0.0001	(0.0001)	—	—	(0.0001)	—	1.00	0.01	45,836	1.82	1.25	1.25	0.01	—
Class C	1.00	0.0001	—	—	0.0001	(0.0001)	—	—	(0.0001)	—	1.00	0.01	26,626	1.77	1.27	1.27	0.01	—
The Hartford Select MidCap Value Fund
For the Year Ended October 31, 2008
Class A	12.17	0.11	—	(4.34)	(4.23)	(0.01)	(1.23)	—	(1.24)	(5.47)	6.70	(38.30)	16,071	1.44	1.28	1.28	0.95	194
Class B	11.96	0.04	—	(4.23)	(4.19)	—	(1.23)	—	(1.23)	(5.42)	6.54	(38.65)	2,147	2.43	1.79	1.79	0.43	—
Class C	11.95	0.01	—	(4.20)	(4.19)	—	(1.23)	—	(1.23)	(5.42)	6.53	(38.68)	2,695	2.25	1.97	1.97	0.26	—
For the Year Ended October 31, 2007
Class A	12.41	0.05	—	0.21	0.26	—	(0.50)	—	(0.50)	(0.24)	12.17	2.16	39,238	1.42	1.33	1.33	0.38	209
Class B	12.28	(0.04)	—	0.22	0.18	—	(0.50)	—	(0.50)	(0.32)	11.96	1.51	4,322	2.35	2.01	2.01	(0.29)	—
Class C	12.28	(0.04)	—	0.21	0.17	—	(0.50)	—	(0.50)	(0.33)	11.95	1.42	8,300	2.17	2.07	2.07	(0.36)	—
For the Year Ended October 31, 2006
Class A	10.79	—	—	1.87	1.87	(0.01)	(0.24)	—	(0.25)	1.62	12.41	17.66	47,937	1.69	1.55	1.55	(0.10)	63
Class B	10.75	(0.10)	—	1.87	1.77	—	(0.24)	—	(0.24)	1.53	12.28	16.79	4,137	2.67	2.30	2.30	(0.84)	—
Class C	10.75	(0.09)	—	1.86	1.77	—	(0.24)	—	(0.24)	1.53	12.28	16.79	7,417	2.53	2.30	2.30	(0.84)	—
From (commencement of operations) April 29, 2005, through October 31, 2005
Class A	10.00	—	—	0.79	0.79	—	—	—	—	0.79	10.79	7.90(f)	22,423	1.67(e)	1.55(e)	1.55(e)	(0.08)(e)	30
Class B	10.00	(0.03)	—	0.78	0.75	—	—	—	—	0.75	10.75	7.50(f)	1,714	2.64(e)	2.30(e)	2.30(e)	(0.92)(e)	—
Class C	10.00	(0.03)	—	0.78	0.75	—	—	—	—	0.75	10.75	7.50(f)	2,885	2.53(e)	2.30(e)	2.30(e)	(0.96)(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Select SmallCap Value Fund
For the Year Ended October 31, 2008
Class A	$11.79	$0.07	$—	$(3.63)	$(3.56)	$(0.06)	$(0.75)	$—	$(0.81)	$(4.37)	$7.42	(32.15)%	$14,428	1.41%	1.41%	1.41%	0.81%	51%
Class B	11.65	—	—	(3.59)	(3.59)	—	(0.75)	—	(0.75)	(4.34)	7.31	(32.69)	476	2.51	2.24	2.24	(0.02)	—
Class C	11.66	—	—	(3.59)	(3.59)	—	(0.75)	—	(0.75)	(4.34)	7.32	(32.66)	685	2.48	2.26	2.26	(0.04)	—
For the Year Ended October 31, 2007
Class A	10.96	0.07	—	0.78	0.85	—	(0.02)	—	(0.02)	0.83	11.79	7.78	19,106	1.40	1.40	1.40	0.67	58
Class B	10.93	(0.02)	—	0.76	0.74	—	(0.02)	—	(0.02)	0.72	11.65	6.79	587	2.38	2.35	2.35	(0.25)	—
Class C	10.93	(0.02)	—	0.77	0.75	—	(0.02)	—	(0.02)	0.73	11.66	6.88	749	2.33	2.33	2.33	(0.27)	—
From (commencement of operations) July 31, 2006, through October 31, 2006(h)
Class A	10.00	0.02	—	0.94	0.96	—	—	—	—	0.96	10.96	9.60(f)	15,872	1.73(e)	1.60(e)	1.60(e)	0.78(e)	10
Class B	10.00	—	—	0.93	0.93	—	—	—	—	0.93	10.93	9.30(f)	308	2.53(e)	2.35(e)	2.35(e)	0.03(e)	—
Class C	10.00	—	—	0.93	0.93	—	—	—	—	0.93	10.93	9.30(f)	280	2.51(e)	2.35(e)	2.35(e)	0.03(e)	—
The Hartford Short Duration Fund
For the Year Ended October 31, 2008
Class A	9.82	0.37	—	(0.62)	(0.25)	(0.36)	—	—	(0.36)	(0.61)	9.21	(2.60)	46,620	0.95	0.90	0.90	3.78	73
Class B	9.82	0.29	—	(0.61)	(0.32)	(0.29)	—	—	(0.29)	(0.61)	9.21	(3.33)	5,846	1.84	1.65	1.65	3.06	—
Class C	9.82	0.29	—	(0.61)	(0.32)	(0.29)	—	—	(0.29)	(0.61)	9.21	(3.33)	26,738	1.69	1.65	1.65	3.03	—
For the Year Ended October 31, 2007
Class A	9.89	0.44	—	(0.07)	0.37	(0.44)	—	—	(0.44)	(0.07)	9.82	3.80	34,606	1.04	0.90	0.90	4.49	68
Class B	9.90	0.37	—	(0.09)	0.28	(0.36)	—	—	(0.36)	(0.08)	9.82	2.91	6,349	1.90	1.65	1.65	3.73	—
Class C	9.90	0.37	—	(0.09)	0.28	(0.36)	—	—	(0.36)	(0.08)	9.82	2.91	22,322	1.77	1.65	1.65	3.74	—
For the Year Ended October 31, 2006
Class A	9.85	0.35	—	0.04	0.39	(0.35)	—	—	(0.35)	0.04	9.89	4.02	26,726	1.10	0.90	0.90	3.53	119
Class B	9.85	0.27	—	0.05	0.32	(0.27)	—	—	(0.27)	0.05	9.90	3.33	6,760	1.92	1.65	1.65	2.77	—
Class C	9.85	0.27	—	0.05	0.32	(0.27)	—	—	(0.27)	0.05	9.90	3.33	14,382	1.83	1.65	1.65	2.76	—
For the Year Ended October 31, 2005
Class A	10.08	0.33	—	(0.24)	0.09	(0.32)	—	—	(0.32)	(0.23)	9.85	0.92	29,212	1.05	0.90	0.90	3.23	123
Class B	10.08	0.25	—	(0.23)	0.02	(0.25)	—	—	(0.25)	(0.23)	9.85	0.17	8,814	1.89	1.65	1.65	2.47	—
Class C	10.08	0.25	—	(0.23)	0.02	(0.25)	—	—	(0.25)	(0.23)	9.85	0.17	22,973	1.78	1.65	1.65	2.47	—
For the Year Ended October 31, 2004
Class A	10.14	0.30	—	(0.06)	0.24	(0.30)	—	—	(0.30)	(0.06)	10.08	2.40	39,148	1.06	0.95	0.95	2.95	108
Class B	10.14	0.23	—	(0.06)	0.17	(0.23)	—	—	(0.23)	(0.06)	10.08	1.68	12,267	1.84	1.65	1.65	2.26	—
Class C	10.14	0.23	—	(0.06)	0.17	(0.23)	—	—	(0.23)	(0.06)	10.08	1.68	34,949	1.76	1.65	1.65	2.26	—
The Hartford Small Company Fund
For the Year Ended October 31, 2008
Class A	24.46	(0.06)	—	(8.68)	(8.74)	—	(2.63)	—	(2.63)	(11.37)	13.09	(39.57)	274,412	1.39	1.39	1.39	(0.39)	183
Class B	22.30	(0.20)	—	(7.76)	(7.96)	—	(2.63)	—	(2.63)	(10.59)	11.71	(39.95)	21,008	2.31	2.02	2.02	(1.01)	—
Class C	22.32	(0.18)	—	(7.80)	(7.98)	—	(2.63)	—	(2.63)	(10.61)	11.71	(40.01)	41,294	2.15	2.15	2.15	(1.14)	—
For the Year Ended October 31, 2007
Class A	21.58	(0.09)	0.07	4.77	4.75	—	(1.87)	—	(1.87)	2.88	24.46	23.88(i)	299,819	1.41	1.40	1.40	(0.44)	186
Class B	19.97	(0.26)	0.10	4.36	4.20	—	(1.87)	—	(1.87)	2.33	22.30	22.97(i)	52,549	2.28	2.12	2.12	(1.16)	—
Class C	20.00	(0.23)	0.08	4.34	4.19	—	(1.87)	—	(1.87)	2.32	22.32	22.88(i)	63,650	2.15	2.15	2.15	(1.19)	—
For the Year Ended October 31, 2006
Class A	18.45	(0.18)	—	3.31	3.13	—	—	—	—	3.13	21.58	16.96	194,656	1.48	1.40	1.40	(0.87)	170
Class B	17.20	(0.36)	—	3.13	2.77	—	—	—	—	2.77	19.97	16.10	52,036	2.32	2.15	2.15	(1.62)	—
Class C	17.22	(0.32)	—	3.10	2.78	—	—	—	—	2.78	20.00	16.14	47,744	2.23	2.15	2.15	(1.62)	—
For the Year Ended October 31, 2005
Class A	15.09	(0.16)	—	3.52	3.36	—	—	—	—	3.36	18.45	22.27	159,577	1.57	1.40	1.40	(0.88)	104
Class B	14.17	(0.29)	—	3.32	3.03	—	—	—	—	3.03	17.20	21.38	56,664	2.39	2.15	2.15	(1.63)	—
Class C	14.19	(0.29)	—	3.32	3.03	—	—	—	—	3.03	17.22	21.35	44,564	2.30	2.15	2.15	(1.63)	—
For the Year Ended October 31, 2004
Class A	14.28	(0.18)	—	0.99	0.81	—	—	—	—	0.81	15.09	5.67	156,278	1.62	1.45	1.45	(1.15)	142
Class B	13.51	(0.27)	—	0.93	0.66	—	—	—	—	0.66	14.17	4.88	58,438	2.40	2.15	2.15	(1.85)	—
Class C	13.52	(0.28)	—	0.95	0.67	—	—	—	—	0.67	14.19	4.96	49,327	2.30	2.15	2.15	(1.85)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford SmallCap Growth Fund
For the Year Ended October 31, 2008
Class A	$33.57	$(0.07)	$—	$(11.68)	$(11.75)	$—	$(3.35)	$—	$(3.35)	$(15.10)	$18.47	(38.35)%	$78,279	1.64%	1.20%	1.20%	(0.25)%	103%
Class B	29.93	(0.21)	—	(10.24)	(10.45)	—	(3.35)	—	(3.35)	(13.80)	16.13	(38.71)	8,645	2.51	1.83	1.83	(0.88)	—
Class C	29.85	(0.29)	—	(10.18)	(10.47)	—	(3.35)	—	(3.35)	(13.82)	16.03	(38.90)	10,472	2.25	2.10	2.10	(1.14)	—
For the Year Ended October 31, 2007
Class A	31.32	(0.13)	—	2.38	2.25	—	—	—	—	2.25	33.57	7.18(i)	162,102	1.62	1.31	1.31	(0.26)	105
Class B	28.12	(0.31)	—	2.12	1.81	—	—	—	—	1.81	29.93	6.44(i)	17,352	2.42	2.00	2.00	(0.95)	—
Class C	28.07	(0.35)	—	2.13	1.78	—	—	—	—	1.78	29.85	6.34(i)	23,778	2.21	2.15	2.15	(1.10)	—
For the Year Ended October 31, 2006
Class A	28.30	(0.06)	—	3.08	3.02	—	—	—	—	3.02	31.32	10.67	228,776	1.56	1.36	1.36	(0.30)	86
Class B	25.57	(0.26)	—	2.81	2.55	—	—	—	—	2.55	28.12	9.97	19,078	2.39	2.02	2.02	(0.95)	—
Class C	25.56	(0.27)	—	2.78	2.51	—	—	—	—	2.51	28.07	9.82	24,070	2.25	2.15	2.15	(1.08)	—
For the Year Ended October 31, 2005
Class A	24.60	(0.15)	—	3.85	3.70	—	—	—	—	3.70	28.30	15.04	66,403	1.62	1.40	1.40	(0.65)	81
Class B	22.39	(0.32)	—	3.50	3.18	—	—	—	—	3.18	25.57	14.20	16,230	2.51	2.15	2.15	(1.40)	—
Class C	22.39	(0.28)	—	3.45	3.17	—	—	—	—	3.17	25.56	14.16	15,668	2.33	2.15	2.15	(1.40)	—
For the Year Ended October 31, 2004
Class A	22.91	(0.15)	—	1.84	1.69	—	—	—	—	1.69	24.60	7.38	42,962	1.77	1.45	1.45	(0.81)	102
Class B	20.99	(0.28)	—	1.68	1.40	—	—	—	—	1.40	22.39	6.67	11,930	2.59	2.15	2.15	(1.51)	—
Class C	20.99	(0.27)	—	1.67	1.40	—	—	—	—	1.40	22.39	6.67	10,140	2.38	2.15	2.15	(1.51)	—
The Hartford Stock Fund
For the Year Ended October 31, 2008
Class A	24.47	0.14	—	(10.83)	(10.69)	(0.03)	—	—	(0.03)	(10.72)	13.75	(43.74)	307,712	1.41	1.18	1.18	0.56	90
Class B	22.69	(0.21)	—	(9.83)	(10.04)	—	—	—	—	(10.04)	12.65	(44.24)	57,627	2.27	2.09	2.09	(0.36)	—
Class C	22.89	(0.10)	—	(10.03)	(10.13)	—	—	—	—	(10.13)	12.76	(44.25)	66,725	2.05	2.05	2.05	(0.32)	—
For the Year Ended October 31, 2007
Class A	21.04	0.07	0.03	3.43	3.53	(0.10)	—	—	(0.10)	3.43	24.47	16.82(i)	665,897	1.37	1.28	1.28	0.26	96
Class B	19.58	(0.19)	0.04	3.26	3.11	—	—	—	—	3.11	22.69	15.88(i)	170,341	2.20	2.11	2.11	(0.57)	—
Class C	19.73	(0.12)	0.03	3.25	3.16	—	—	—	—	3.16	22.89	16.02(i)	149,640	2.03	1.98	1.98	(0.44)	—
For the Year Ended October 31, 2006(h)
Class A	18.39	0.11	—	2.58	2.69	(0.04)	—	—	(0.04)	2.65	21.04	14.65	684,726	1.41	1.28	1.28	0.53	110
Class B	17.23	(0.05)	—	2.40	2.35	—	—	—	—	2.35	19.58	13.64	223,639	2.23	2.12	2.12	(0.30)	—
Class C	17.35	(0.04)	—	2.42	2.38	—	—	—	—	2.38	19.73	13.72	161,554	2.08	2.03	2.03	(0.21)	—
For the Year Ended October 31, 2005
Class A	16.76	0.16	—	1.57	1.73	(0.10)	—	—	(0.10)	1.63	18.39	10.36	727,492	1.42	1.33	1.33	0.89	62
Class B	15.76	—	—	1.47	1.47	—	—	—	—	1.47	17.23	9.33	278,445	2.23	2.23	2.23	(0.02)	—
Class C	15.84	0.04	—	1.47	1.51	—	—	—	—	1.51	17.35	9.53	182,587	2.09	2.09	2.09	0.17	—
For the Year Ended October 31, 2004
Class A	16.21	0.03	—	0.52	0.55	—	—	—	—	0.55	16.76	3.39	952,606	1.42	1.42	1.42	0.18	29
Class B	15.35	(0.10)	—	0.51	0.41	—	—	—	—	0.41	15.76	2.67	343,148	2.18	2.18	2.18	(0.59)	—
Class C	15.41	(0.08)	—	0.51	0.43	—	—	—	—	0.43	15.84	2.79	256,271	2.03	2.03	2.03	(0.44)	—
The Hartford Strategic Income Fund
For the Year Ended October 31, 2008
Class A	9.75	0.65	—	(2.39)	(1.74)	(0.66)	—	—	(0.66)	(2.40)	7.35	(19.02)	79,242	0.97	0.61	0.61	7.14	132
Class B	9.75	0.58	—	(2.40)	(1.82)	(0.58)	—	—	(0.58)	(2.40)	7.35	(19.66)	6,308	1.81	1.45	1.45	6.33	—
Class C	9.76	0.59	—	(2.40)	(1.81)	(0.59)	—	—	(0.59)	(2.40)	7.36	(19.62)	67,863	1.75	1.38	1.38	6.40	—
From (date shares became available to public) May 31, 2007, through October 31, 2007(j)
Class A	9.90	0.29	—	(0.14)	0.15	(0.30)	—	—	(0.30)	(0.15)	9.75	1.53(f)	42,949	1.01(e)	0.46(e)	0.46(e)	7.15(e)	40
Class B	9.90	0.26	—	(0.15)	0.11	(0.26)	—	—	(0.26)	(0.15)	9.75	1.21(f)	2,644	1.80(e)	1.25(e)	1.25(e)	6.42(e)	—
Class C	9.90	0.27	—	(0.15)	0.12	(0.26)	—	—	(0.26)	(0.14)	9.76	1.31(f)	17,275	1.81(e)	1.26(e)	1.26(e)	6.47(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Target Retirement 2010 Fund(g)
For the Year Ended October 31, 2008
Class A	$10.66	$0.30	$—	$(3.10)	$(2.80)	$(0.41)	$(0.21)	$—	$(0.62)	$(3.42)	$7.24	(27.74)%	$6,520	1.02%	0.42%	0.42%	2.87%	68%
Class B	10.64	0.18	—	(3.06)	(2.88)	(0.33)	(0.21)	—	(0.54)	(3.42)	7.22	(28.36)	406	1.88	1.25	1.25	1.83	—
Class C	10.64	0.28	—	(3.16)	(2.88)	(0.32)	(0.21)	—	(0.53)	(3.41)	7.23	(28.31)	593	1.93	1.25	1.25	2.39	—
For the Year Ended October 31, 2007
Class A	9.65	0.28	—	1.01	1.29	(0.28)	—	—	(0.28)	1.01	10.66	13.55	7,547	1.81	0.50	0.50	2.46	56
Class B	9.65	0.21	—	0.99	1.20	(0.21)	—	—	(0.21)	0.99	10.64	12.61	533	2.66	1.25	1.25	1.91	—
Class C	9.64	0.21	—	1.00	1.21	(0.21)	—	—	(0.21)	1.00	10.64	12.68	743	2.59	1.25	1.25	2.08	—
For the Year Ended October 31, 2006
Class A	9.82	0.47	—	0.22	0.69	(0.50)	—	(0.36)	(0.86)	(0.17)	9.65	7.43	1,618	8.32	0.54	0.54	2.01	10
Class B	9.82	0.34	—	0.27	0.61	(0.42)	—	(0.36)	(0.78)	(0.17)	9.65	6.58	226	9.17	1.29	1.29	1.24	—
Class C	9.82	0.40	—	0.21	0.61	(0.43)	—	(0.36)	(0.79)	(0.18)	9.64	6.53	475	9.13	1.30	1.30	1.63	—
From (commencement of operations) September 30, 2005, through October 31, 2005
Class A	10.00	0.02	—	(0.20)	(0.18)	—	—	—	—	(0.18)	9.82	(1.80)(f)	11	0.65(e)	0.49(e)	0.49(e)	2.53(e)	12
Class B	10.00	0.01	—	(0.19)	(0.18)	—	—	—	—	(0.18)	9.82	(1.80)(f)	10	1.41(e)	1.26(e)	1.26(e)	1.61(e)	—
Class C	10.00	0.01	—	(0.19)	(0.18)	—	—	—	—	(0.18)	9.82	(1.80)(f)	10	1.41(e)	1.27(e)	1.27(e)	1.60(e)	—
The Hartford Target Retirement 2020 Fund(g)
For the Year Ended October 31, 2008
Class A	11.68	0.26	—	(3.86)	(3.60)	(0.43)	(0.09)	—	(0.52)	(4.12)	7.56	(32.13)	13,495	0.77	0.48	0.48	2.30	51
Class B	11.68	0.16	—	(3.84)	(3.68)	(0.35)	(0.09)	—	(0.44)	(4.12)	7.56	(32.64)	604	1.76	1.26	1.26	1.34	—
Class C	11.67	0.24	—	(3.92)	(3.68)	(0.35)	(0.09)	—	(0.44)	(4.12)	7.55	(32.64)	837	1.71	1.25	1.25	1.20	—
For the Year Ended October 31, 2007
Class A	10.43	0.24	—	1.29	1.53	(0.24)	(0.04)	—	(0.28)	1.25	11.68	14.95	17,710	1.25	0.51	0.51	1.64	16
Class B	10.42	0.18	—	1.27	1.45	(0.15)	(0.04)	—	(0.19)	1.26	11.68	14.09	717	2.25	1.26	1.26	1.38	—
Class C	10.42	0.17	—	1.28	1.45	(0.16)	(0.04)	—	(0.20)	1.25	11.67	14.10	649	2.07	1.26	1.26	1.47	—
For the Year Ended October 31, 2006(h)
Class A	9.79	0.13	—	0.86	0.99	(0.35)	—	—	(0.35)	0.64	10.43	10.37	2,125	9.85	0.53	0.53	1.35	19
Class B	9.78	0.04	—	0.88	0.92	(0.28)	—	—	(0.28)	0.64	10.42	9.56	291	10.69	1.29	1.29	0.39	—
Class C	9.78	0.04	—	0.88	0.92	(0.28)	—	—	(0.28)	0.64	10.42	9.58	337	10.62	1.30	1.30	0.41	—
From (commencement of operations) September 30, 2005, through October 31, 2005
Class A	10.00	0.01	—	(0.22)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)(f)	144	0.66(e)	0.51(e)	0.51(e)	2.77(e)	28
Class B	10.00	0.01	—	(0.23)	(0.22)	—	—	—	—	(0.22)	9.78	(2.20)(f)	10	1.37(e)	1.25(e)	1.25(e)	0.86(e)	—
Class C	10.00	0.01	—	(0.23)	(0.22)	—	—	—	—	(0.22)	9.78	(2.20)(f)	10	1.37(e)	1.26(e)	1.26(e)	0.85(e)	—
The Hartford Target Retirement 2030 Fund(g)
For the Year Ended October 31, 2008(h)
Class A	10.92	0.13	—	(3.78)	(3.65)	(0.37)	(0.10)	—	(0.47)	(4.12)	6.80	(34.83)	12,679	0.86	0.51	0.51	1.43	35
Class B	10.90	0.06	—	(3.76)	(3.70)	(0.32)	(0.10)	—	(0.42)	(4.12)	6.78	(35.23)	607	2.07	1.01	1.01	0.62	—
Class C	10.89	0.01	—	(3.70)	(3.69)	(0.32)	(0.10)	—	(0.42)	(4.11)	6.78	(35.17)	761	1.86	1.22	1.22	0.12	—
For the Year Ended October 31, 2007
Class A	9.36	0.15	—	1.55	1.70	(0.13)	(0.01)	—	(0.14)	1.56	10.92	18.34	15,260	1.45	0.54	0.54	0.75	23
Class B	9.36	0.08	—	1.55	1.63	(0.08)	(0.01)	—	(0.09)	1.54	10.90	17.53	522	2.58	1.17	1.17	0.83	—
Class C	9.37	0.07	—	1.55	1.62	(0.09)	(0.01)	—	(0.10)	1.52	10.89	17.44	405	2.48	1.26	1.26	0.21	—
For the Year Ended October 31, 2006(h)
Class A	9.75	0.03	—	0.87	0.90	(0.49)	—	(0.80)	(1.29)	(0.39)	9.36	10.00	1,857	14.20	0.53	0.53	0.37	19
Class B	9.74	(0.02)	—	0.86	0.84	(0.42)	—	(0.80)	(1.22)	(0.38)	9.36	9.22	305	15.05	1.24	1.24	(0.28)	—
Class C	9.74	—	—	0.85	0.85	(0.42)	—	(0.80)	(1.22)	(0.37)	9.37	9.35	81	15.18	1.10	1.10	—	—
From (commencement of operations) September 30, 2005, through October 31, 2005
Class A	10.00	0.01	—	(0.26)	(0.25)	—	—	—	—	(0.25)	9.75	(2.50)(f)	10	0.69(e)	0.48(e)	0.48(e)	0.76(e)	14
Class B	10.00	—	—	(0.26)	(0.26)	—	—	—	—	(0.26)	9.74	(2.60)(f)	10	1.39(e)	1.24(e)	1.24(e)	—(e)	—
Class C	10.00	—	—	(0.26)	(0.26)	—	—	—	—	(0.26)	9.74	(2.60)(f)	9	1.39(e)	1.24(e)	1.24(e)	—(e)	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Tax-Free California Fund
For the Year Ended October 31, 2008
Class A	$10.16	$0.44	$—	$(1.99)	$(1.55)	$(0.44)	$—	$—	$(0.44)	$(1.99)	$8.17	(15.78)%	$30,538	0.91%	0.85%	0.85%	4.59%	71%
Class B	10.15	0.37	—	(2.01)	(1.64)	(0.36)	—	—	(0.36)	(2.00)	8.15	(16.54)	1,338	1.70	1.60	1.60	3.81	—
Class C	10.17	0.37	—	(2.00)	(1.63)	(0.36)	—	—	(0.36)	(1.99)	8.18	(16.41)	5,731	1.69	1.60	1.60	3.86	—
For the Year Ended October 31, 2007
Class A	10.55	0.41	—	(0.39)	0.02	(0.41)	—	—	(0.41)	(0.39)	10.16	0.16	37,646	0.92	0.85	0.85	3.96	35
Class B	10.54	0.33	—	(0.39)	(0.06)	(0.33)	—	—	(0.33)	(0.39)	10.15	(0.58)	1,932	1.70	1.60	1.60	3.20	—
Class C	10.56	0.33	—	(0.39)	(0.06)	(0.33)	—	—	(0.33)	(0.39)	10.17	(0.58)	5,153	1.70	1.60	1.60	3.21	—
For the Year Ended October 31, 2006
Class A	10.32	0.38	—	0.24	0.62	(0.38)	(0.01)	—	(0.39)	0.23	10.55	6.13	24,796	0.99	0.90	0.90	3.71	2
Class B	10.31	0.30	—	0.24	0.54	(0.30)	(0.01)	—	(0.31)	0.23	10.54	5.34	1,571	1.77	1.65	1.65	2.96	—
Class C	10.33	0.30	—	0.24	0.54	(0.30)	(0.01)	—	(0.31)	0.23	10.56	5.33	3,435	1.78	1.65	1.65	2.95	—
For the Year Ended October 31, 2005
Class A	10.32	0.38	—	—	0.38	(0.38)	—	—	(0.38)	—	10.32	3.69	15,601	1.02	0.90	0.90	3.64	31
Class B	10.31	0.29	—	0.01	0.30	(0.30)	—	—	(0.30)	—	10.31	2.92	1,305	1.80	1.65	1.65	2.90	—
Class C	10.33	0.29	—	0.01	0.30	(0.30)	—	—	(0.30)	—	10.33	2.91	1,937	1.80	1.65	1.65	2.90	—
For the Year Ended October 31, 2004
Class A	9.93	0.38	—	0.41	0.79	(0.40)	—	—	(0.40)	0.39	10.32	8.15	14,846	1.03	0.95	0.95	3.85	41
Class B	9.92	0.34	—	0.38	0.72	(0.33)	—	—	(0.33)	0.39	10.31	7.40	1,017	1.84	1.65	1.65	3.12	—
Class C	9.93	0.32	—	0.41	0.73	(0.33)	—	—	(0.33)	0.40	10.33	7.49	1,448	1.85	1.65	1.65	3.06	—
The Hartford Tax-Free National Fund
For the Year Ended October 31, 2008(h)
Class A	10.88	0.48	—	(2.21)	(1.73)	(0.48)	—	—	(0.48)	(2.21)	8.67	(16.40)	113,542	0.94	0.85	0.85	4.63	77
Class B	10.80	0.39	—	(2.17)	(1.78)	(0.41)	—	—	(0.41)	(2.19)	8.61	(16.97)	5,223	1.75	1.60	1.60	3.87	—
Class C	10.83	0.39	—	(2.18)	(1.79)	(0.41)	—	—	(0.41)	(2.20)	8.63	(17.02)	27,234	1.70	1.60	1.60	3.89	—
For the Year Ended October 31, 2007
Class A	11.34	0.47	—	(0.44)	0.03	(0.46)	(0.03)	—	(0.49)	(0.46)	10.88	0.30	115,459	1.15	0.85	0.85	4.20	43
Class B	11.26	0.38	—	(0.43)	(0.05)	(0.38)	(0.03)	—	(0.41)	(0.46)	10.80	(0.45)	6,839	1.95	1.60	1.60	3.43	—
Class C	11.29	0.38	—	(0.43)	(0.05)	(0.38)	(0.03)	—	(0.41)	(0.46)	10.83	(0.45)	22,467	1.90	1.60	1.60	3.45	—
For the Year Ended October 31, 2006
Class A	11.13	0.45	—	0.29	0.74	(0.45)	(0.08)	—	(0.53)	0.21	11.34	6.82	71,876	1.22	1.00	1.00	4.06	14
Class B	11.06	0.37	—	0.28	0.65	(0.37)	(0.08)	—	(0.45)	0.20	11.26	5.97	6,746	2.00	1.75	1.75	3.31	—
Class C	11.09	0.37	—	0.28	0.65	(0.37)	(0.08)	—	(0.45)	0.20	11.29	5.95	12,889	1.97	1.75	1.75	3.31	—
For the Year Ended October 31, 2005(h)
Class A	11.22	0.43	—	(0.09)	0.34	(0.43)	—	—	(0.43)	(0.09)	11.13	3.10	46,163	1.26	1.00	1.00	3.88	22
Class B	11.15	0.35	—	(0.09)	0.26	(0.35)	—	—	(0.35)	(0.09)	11.06	2.36	6,889	2.03	1.75	1.75	3.13	—
Class C	11.18	0.35	—	(0.09)	0.26	(0.35)	—	—	(0.35)	(0.09)	11.09	2.35	8,496	1.99	1.75	1.75	3.13	—
For the Year Ended October 31, 2004
Class A	11.07	0.45	—	0.32	0.77	(0.45)	(0.17)	—	(0.62)	0.15	11.22	7.10	35,210	1.30	1.08	1.08	4.04	18
Class B	11.00	0.37	—	0.32	0.69	(0.37)	(0.17)	—	(0.54)	0.15	11.15	6.39	6,236	2.01	1.78	1.78	3.32	—
Class C	11.02	0.37	—	0.33	0.70	(0.37)	(0.17)	—	(0.54)	0.16	11.18	6.47	8,357	1.98	1.78	1.78	3.33	—
The Hartford Total Return Bond Fund
For the Year Ended October 31, 2008
Class A	$10.52	0.49	—	(1.29)	(0.80)	(0.52)	—	—	(0.52)	(1.32)	9.20	(7.99)	650,149	1.02	1.00	1.00	4.76	184
Class B	10.47	0.42	—	(1.29)	(0.87)	(0.45)	—	—	(0.45)	(1.32)	9.15	(8.68)	73,557	1.93	1.71	1.71	4.05	—
Class C	10.54	0.42	—	(1.30)	(0.88)	(0.44)	—	—	(0.44)	(1.32)	9.22	(8.66)	87,277	1.74	1.74	1.74	4.01	—
For the Year Ended October 31, 2007
Class A	10.59	0.49	—	(0.06)	0.43	(0.50)	—	—	(0.50)	(0.07)	10.52	4.11	601,301	1.07	1.00	1.00	4.71	268
Class B	10.54	0.41	—	(0.06)	0.35	(0.42)	—	—	(0.42)	(0.07)	10.47	3.36	82,376	1.96	1.75	1.75	3.95	—
Class C	10.61	0.42	—	(0.07)	0.35	(0.42)	—	—	(0.42)	(0.07)	10.54	3.33	84,793	1.78	1.75	1.75	3.95	—
For the Year Ended October 31, 2006
Class A	10.62	0.41	—	0.04	0.45	(0.42)	(0.06)	—	(0.48)	(0.03)	10.59	4.35	432,703	1.20	1.20	1.20	3.98	456
Class B	10.57	0.33	—	0.04	0.37	(0.34)	(0.06)	—	(0.40)	(0.03)	10.54	3.56	79,506	2.02	1.95	1.95	3.20	—
Class C	10.64	0.34	—	0.03	0.37	(0.34)	(0.06)	—	(0.40)	(0.03)	10.61	3.63	75,194	1.87	1.87	1.87	3.29	—
For the Year Ended October 31, 2005
Class A	10.95	0.35	—	(0.24)	0.11	(0.40)	(0.04)	—	(0.44)	(0.33)	10.62	1.00	311,557	1.24	1.20	1.20	3.24	195
Class B	10.90	0.27	—	(0.24)	0.03	(0.32)	(0.04)	—	(0.36)	(0.33)	10.57	0.25	81,028	2.00	1.95	1.95	2.49	—
Class C	10.97	0.29	—	(0.25)	0.04	(0.33)	(0.04)	—	(0.37)	(0.33)	10.64	0.34	74,039	1.87	1.87	1.87	2.56	—
For the Year Ended October 31, 2004
Class A	11.14	0.32	—	0.21	0.53	(0.35)	(0.37)	—	(0.72)	(0.19)	10.95	5.10(i)	298,903	1.27	1.25	1.25	2.98	171
Class B	11.09	0.24	—	0.22	0.46	(0.28)	(0.37)	—	(0.65)	(0.19)	10.90	4.37(i)	91,861	1.97	1.95	1.95	2.28	—
Class C	11.12	0.26	0.01	0.23	0.50	(0.28)	(0.37)	—	(0.65)	(0.15)	10.97	4.76(i)	89,504	1.86	1.86	1.86	2.37	—

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford U.S. Government Securities Fund
For the Year Ended October 31, 2008(h)
Class A	$9.06	$0.40	$—	$(0.28)	$0.12	$(0.41)	$—	$—	$(0.41)	$(0.29)	$8.77	1.31%	$100,574	1.09%	1.00%	1.00%	4.50%	36%
Class B	9.02	0.34	—	(0.29)	0.05	(0.35)	—	—	(0.35)	(0.30)	8.72	0.55	19,084	2.01	1.68	1.68	3.84	—
Class C	9.02	0.33	—	(0.28)	0.05	(0.35)	—	—	(0.35)	(0.30)	8.72	0.45	41,624	1.77	1.75	1.75	3.73	—
For the Year Ended October 31, 2007
Class A	9.23	0.44	—	(0.17)	0.27	(0.44)	—	—	(0.44)	(0.17)	9.06	3.00	54,414	1.20	1.00	1.00	4.85	68
Class B	9.18	0.38	—	(0.17)	0.21	(0.37)	—	—	(0.37)	(0.16)	9.02	2.38	13,837	2.07	1.71	1.71	4.14	—
Class C	9.18	0.37	—	(0.16)	0.21	(0.37)	—	—	(0.37)	(0.16)	9.02	2.35	14,488	1.87	1.75	1.75	4.10	—
For the Year Ended October 31, 2006(h)
Class A	9.32	0.42	—	(0.08)	0.34	(0.43)	—	—	(0.43)	(0.09)	9.23	3.77	45,851	1.39	1.15	1.15	4.60	158
Class B	9.27	0.35	—	(0.08)	0.27	(0.36)	—	—	(0.36)	(0.09)	9.18	3.01	17,011	2.20	1.91	1.91	3.84	—
Class C	9.27	0.35	—	(0.08)	0.27	(0.36)	—	—	(0.36)	(0.09)	9.18	3.01	9,698	2.08	1.90	1.90	3.86	—
For the Year Ended October 31, 2005
Class A	9.65	0.40	—	(0.32)	0.08	(0.41)	—	—	(0.41)	(0.33)	9.32	0.79	47,252	1.38	1.15	1.15	4.17	108
Class B	9.62	0.32	—	(0.34)	(0.02)	(0.33)	—	—	(0.33)	(0.35)	9.27	(0.17)	21,268	2.17	1.90	1.90	3.41	—
Class C	9.61	0.32	—	(0.33)	(0.01)	(0.33)	—	—	(0.33)	(0.34)	9.27	(0.07)	9,631	2.05	1.90	1.90	3.41	—
For the Year Ended October 31, 2004
Class A	9.67	0.40	—	(0.01)	0.39	(0.41)	—	—	(0.41)	(0.02)	9.65	4.08	53,401	1.38	1.20	1.20	4.09	110
Class B	9.64	0.32	—	—	0.32	(0.34)	—	—	(0.34)	(0.02)	9.62	3.37	26,218	2.11	1.90	1.90	3.39	—
Class C	9.63	0.32	—	—	0.32	(0.34)	—	—	(0.34)	(0.02)	9.61	3.37	13,926	2.00	1.90	1.90	3.38	—
The Hartford Value Fund
For the Year Ended October 31, 2008
Class A	14.13	0.16	—	(4.60)	(4.44)	(0.10)	(0.64)	—	(0.74)	(5.18)	8.95	(33.00)	56,864	1.32	1.32	1.32	1.32	57
Class B	13.78	0.08	—	(4.49)	(4.41)	—	(0.64)	—	(0.64)	(5.05)	8.73	(33.43)	7,211	2.27	2.06	2.06	0.57	—
Class C	13.78	0.06	—	(4.48)	(4.42)	—	(0.64)	—	(0.64)	(5.06)	8.72	(33.50)	9,160	2.10	2.10	2.10	0.54	—
For the Year Ended October 31, 2007
Class A	12.91	0.12	—	1.89	2.01	—	(0.79)	—	(0.79)	1.22	14.13	16.61(i)	89,023	1.32	1.32	1.32	0.89	32
Class B	12.71	0.01	—	1.85	1.86	—	(0.79)	—	(0.79)	1.07	13.78	15.63(i)	12,976	2.23	2.15	2.15	0.07	—
Class C	12.71	0.02	—	1.84	1.86	—	(0.79)	—	(0.79)	1.07	13.78	15.63(i)	13,710	2.09	2.09	2.09	0.13	—
For the Year Ended October 31, 2006
Class A	10.79	0.09	—	2.11	2.20	(0.08)	—	—	(0.08)	2.12	12.91	20.52	79,476	1.38	1.38	1.38	0.89	50
Class B	10.62	0.01	—	2.08	2.09	—	—	—	—	2.09	12.71	19.68	11,957	2.29	2.13	2.13	0.15	—
Class C	10.62	0.01	—	2.08	2.09	—	—	—	—	2.09	12.71	19.68	12,943	2.15	2.15	2.15	0.12	—
For the Year Ended October 31, 2005
Class A	9.71	0.08	—	1.04	1.12	(0.04)	—	—	(0.04)	1.08	10.79	11.50	63,417	1.41	1.40	1.40	0.76	29
Class B	9.60	—	—	1.02	1.02	—	—	—	—	1.02	10.62	10.62	10,091	2.34	2.15	2.15	0.01	—
Class C	9.60	—	—	1.02	1.02	—	—	—	—	1.02	10.62	10.62	10,238	2.19	2.15	2.15	0.02	—
For the Year Ended October 31, 2004(h)
Class A	8.92	0.07	—	0.79	0.86	(0.07)	—	—	(0.07)	0.79	9.71	9.70	56,845	1.46	1.45	1.45	0.76	34
Class B	8.83	0.01	—	0.78	0.79	(0.02)	—	—	(0.02)	0.77	9.60	8.91	8,948	2.36	2.15	2.15	0.06	—
Class C	8.83	0.01	—	0.78	0.79	(0.02)	—	—	(0.02)	0.77	9.60	8.91	10,838	2.17	2.15	2.15	0.06	—
The Hartford Value Opportunities Fund
For the Year Ended October 31, 2008
Class A	18.24	0.09	—	(7.48)	(7.39)	(0.04)	(2.59)	—	(2.63)	(10.02)	8.22	(46.75)	59,576	1.50	1.40	1.40	0.62	65
Class B	16.75	—	—	(6.74)	(6.74)	—	(2.59)	—	(2.59)	(9.33)	7.42	(46.99)	7,613	2.47	1.95	1.95	0.08	—
Class C	16.71	(0.03)	—	(6.71)	(6.74)	—	(2.59)	—	(2.59)	(9.33)	7.38	(47.13)	11,167	2.21	2.15	2.15	(0.12)	—
For the Year Ended October 31, 2007
Class A	18.26	0.08	—	1.56	1.64	(0.14)	(1.52)	—	(1.66)	(0.02)	18.24	9.73(i)	157,671	1.48	1.40	1.40	0.48	77
Class B	16.92	(0.04)	—	1.43	1.39	(0.04)	(1.52)	—	(1.56)	(0.17)	16.75	8.90(i)	20,792	2.38	2.13	2.13	(0.25)	—
Class C	16.92	(0.01)	—	1.40	1.39	(0.08)	(1.52)	—	(1.60)	(0.21)	16.71	8.91(i)	32,738	2.19	2.15	2.15	(0.28)	—
For the Year Ended October 31, 2006(h)
Class A	15.56	0.09	—	3.11	3.20	—	(0.50)	—	(0.50)	2.70	18.26	21.12	111,324	1.52	1.40	1.40	0.51	57
Class B	14.56	(0.03)	—	2.89	2.86	—	(0.50)	—	(0.50)	2.36	16.92	20.21	18,271	2.38	2.12	2.12	(0.20)	—
Class C	14.56	(0.04)	—	2.90	2.86	—	(0.50)	—	(0.50)	2.36	16.92	20.20	22,466	2.22	2.15	2.15	(0.24)	—
For the Year Ended October 31, 2005
Class A	14.06	0.03	—	1.47	1.50	—	—	—	—	1.50	15.56	10.67	66,368	1.62	1.40	1.40	0.27	38
Class B	13.24	(0.05)	—	1.37	1.32	—	—	—	—	1.32	14.56	9.97	13,560	2.51	2.15	2.15	(0.47)	—
Class C	13.25	(0.05)	—	1.36	1.31	—	—	—	—	1.31	14.56	9.89	13,258	2.33	2.15	2.15	(0.47)	—
For the Year Ended October 31, 2004
Class A	12.15	0.01	—	1.90	1.91	—	—	—	—	1.91	14.06	15.72	24,601	1.82	1.45	1.45	0.08	52
Class B	11.53	(0.06)	—	1.77	1.71	—	—	—	—	1.71	13.24	14.83	5,709	2.70	2.15	2.15	(0.64)	—
Class C	11.53	(0.06)	—	1.78	1.72	—	—	—	—	1.72	13.25	14.92	5,627	2.47	2.15	2.15	(0.64)	—

_____________

(a)	Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page 266 for impact on ratios)
(e)	Annualized.
(f)	Not annualized.
(g)	Expense ratios do not include expenses of the underlying funds.
(h)	Per share amounts have been calculated using average shares outstanding method.
(i)	Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 270.
(j)	Information presented below represents the calculation of financial highlights from the commencement of Fund operations.

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford High Yield Municipal Bond Fund
From (commencement of operations) May 1, 2007, through October 31, 2007
Class A	$10.00	$0.20	$—	$(0.54)	$(0.34)	$(0.20)	$—	$—	$(0.20)	$(0.54)	$9.46	(3.41)%(f)	$46,261	0.96%(e)	0.23%(e)	0.23%(e)	4.72%(e)	23%
Class B	10.00	0.17	—	(0.54)	(0.37)	(0.17)	—	—	(0.17)	(0.54)	9.46	(3.71)(f)	1,333	1.70(e)	0.93(e)	0.93(e)	4.00(e)	—
Class C	10.00	0.17	—	(0.54)	(0.37)	(0.17)	—	—	(0.17)	(0.54)	9.46	(3.71)(f)	11,236	1.74(e)	0.98(e)	0.98(e)	4.12(e)	—
The Hartford Strategic Income Fund
From (commencement of operations) May 15, 2007, through October 31, 2007
Class A	10.00	0.31	—	(0.26)	0.05	(0.30)	—	—	(0.30)	(0.25)	9.75	0.52(f)	42,949	0.97(e)	0.44(e)	0.44(e)	7.16(e)	42
Class B	10.00	0.27	—	(0.26)	0.01	(0.26)	—	—	(0.26)	(0.25)	9.75	0.20(f)	2,644	1.73(e)	1.21(e)	1.21(e)	6.45(e)	—
Class C	10.00	0.27	—	(0.25)	0.02	(0.26)	—	—	(0.26)	(0.24)	9.76	0.30(f)	17,275	1.78(e)	1.24(e)	1.25(e)	6.48(e)	—

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008		Year ended October 31, 2007		Year ended October 31, 2006		Year ended October 31, 2005		Year ended October 31, 2004
Advisers Fund
Class A Shares	1.17%		1.09%		1.11%		1.18%		1.22%
Class B Shares	2.00%		1.90%		1.90%		1.96%		1.94%
Class C Shares	1.86%		1.78%		1.81%		1.88%		1.86%
Balanced Allocation Fund
Class A Shares	0.53%		0.54%		0.62%		0.60%		0.59%	(a)
Class B Shares	1.35%		1.33%		1.36%		1.31%		1.29%	(a)
Class C Shares	1.29%		1.29%		1.36%		1.31%		1.29%	(a)
Balanced Income Fund
Class A Shares	1.25%		1.19%		1.25%	(e)
Class B Shares	2.00%		2.00%		2.00%	(e)
Class C Shares	2.00%		2.00%		2.00%	(e)
Capital Appreciation Fund
Class A Shares	1.11%		1.11%		1.17%		1.22%		1.32%
Class B Shares	1.92%		1.91%		1.96%		1.99%		2.03%
Class C Shares	1.84%		1.83%		1.88%		1.91%		1.94%
Capital Appreciation II Fund
Class A Shares	1.40%		1.43%		1.59%		1.60%	(c)
Class B Shares	2.27%		2.29%		2.34%		2.35%	(c)
Class C Shares	2.14%		2.16%		2.32%		2.35%	(c)
Checks and Balances Fund
Class A Shares	0.41%		0.43%	(g)
Class B Shares	1.23%		1.25%	(g)
Class C Shares	1.17%		1.18%	(g)
Conservative Allocation Fund
Class A Shares	0.57%		0.59%		0.63%		0.60%		0.60%	(a)
Class B Shares	1.40%		1.28%		1.31%		1.26%		1.25%	(a)
Class C Shares	1.33%		1.28%		1.31%		1.26%		1.25%	(a)
Disciplined Equity Fund
Class A Shares	1.40%		1.40%		1.39%		1.38%		1.44%
Class B Shares	1.94%		2.08%		2.07%		2.13%		2.14%
Class C Shares	2.12%		2.09%		2.09%		2.10%		2.09%
Diversified International Fund
Class A Shares	1.57%	(j)
Class B Shares	2.30%	(j)
Class C Shares	2.31%	(j)
Dividend and Growth Fund
Class A Shares	1.08%		1.09%		1.13%		1.16%		1.22%
Class B Shares	1.97%		1.95%		1.98%		2.01%		2.03%
Class C Shares	1.83%		1.82%		1.86%		1.88%		1.89%
Equity Growth Allocation Fund
Class A Shares	0.68%		0.69%		0.72%		0.68%		0.67%	(a)
Class B Shares	1.49%		1.37%		1.37%		1.33%		1.32%	(a)
Class C Shares	1.43%		1.37%		1.37%		1.34%		1.32%	(a)
Equity Income Fund
Class A Shares	1.14%		1.12%		1.00%		0.50%		0.56%
Class B Shares	2.00%		1.96%		1.84%		1.38%		1.36%
Class C Shares	1.87%		1.83%		1.70%		1.22%		1.19%
Floating Rate Fund
Class A Shares	0.99%		0.96%		0.50%		0.29%	(c)
Class B Shares	1.75%		1.75%		1.35%		1.04%	(c)
Class C Shares	1.75%		1.74%		1.28%		1.02%	(c)
Fundamental Growth Fund
Class A Shares	1.45%		1.47%		1.48%		1.57%		1.59%
Class B Shares	2.18%		2.22%		2.23%		2.32%		2.32%
Class C Shares	2.20%		2.20%		2.23%		2.32%		2.25%
Global Communications Fund
Class A Shares	1.60%		1.60%		1.11%		1.49%		1.63%
Class B Shares	2.24%		2.30%		1.73%		2.24%		2.33%
Class C Shares	2.35%		2.34%		1.85%		2.23%		2.33%
Global Equity Fund
Class A Shares	1.56%	(i)

Class B Shares	2.33%	(i)
Class C Shares	2.34%	(i)
Global Financial Services Fund
Class A Shares	1.60%		1.60%		1.14%	1.48%	1.63%
Class B Shares	2.04%		2.22%		1.77%	2.25%	2.33%
Class C Shares	2.35%		2.35%		1.90%	2.25%	2.33%
Global Growth Fund
Class A Shares	1.43%		1.47%		1.45%	1.36%	1.53%
Class B Shares	2.01%		2.18%		2.15%	2.23%	2.26%
Class C Shares	2.16%		2.14%		2.18%	2.13%	2.15%
Global Health Fund
Class A Shares	1.41%		1.40%		1.60%	1.58%	1.63%
Class B Shares	2.24%		2.29%		2.31%	2.33%	2.34%
Class C Shares	2.14%		2.14%		2.31%	2.33%	2.34%
Global Technology Fund
Class A Shares	1.39%		1.43%		1.32%	1.53%	1.60%
Class B Shares	1.95%		2.03%		1.96%	2.28%	2.30%
Class C Shares	2.27%		2.30%		2.21%	2.28%	2.30%
Growth Allocation Fund
Class A Shares	0.59%		0.60%		0.67%	0.64%	0.63%	(a)
Class B Shares	1.41%		1.32%		1.32%	1.29%	1.28%	(a)
Class C Shares	1.34%		1.31%		1.32%	1.29%	1.28%	(a)
Growth Fund
Class A Shares	1.27%		1.27%		1.31%	1.31%	1.43%
Class B Shares	1.91%		2.08%		2.08%	2.13%	2.13%
Class C Shares	1.97%		1.98%		2.00%	2.03%	2.05%
Growth Opportunities Fund
Class A Shares	1.30%		1.31%		1.18%	1.30%	1.40%
Class B Shares	2.05%		2.10%		2.05%	2.08%	2.10%
Class C Shares	1.92%		1.97%		2.05%	2.07%	2.06%
High Yield Fund
Class A Shares	1.15%		1.15%		1.20%	1.33%	1.35%
Class B Shares	1.87%		1.90%		1.94%	2.10%	2.07%
Class C Shares	1.90%		1.83%		1.89%	2.00%	1.98%
High Yield Municipal Bond Fund
Class A Shares	0.40%		0.25%	(g)
Class B Shares	1.19%		1.00%	(g)
Class C Shares	1.17%		1.01%	(g)
Income Allocation Fund
Class A Shares	0.57%		0.58%		0.61%	0.56%	0.56%	(a)
Class B Shares	1.32%		1.28%		1.31%	1.26%	1.26%	(a)
Class C Shares	1.32%		1.28%		1.31%	1.26%	1.26%	(a)
Income Fund
Class A Shares	0.95%		0.95%		0.95%	0.95%	1.00%
Class B Shares	1.70%		1.70%		1.70%	1.70%	1.70%
Class C Shares	1.70%		1.70%		1.70%	1.70%	1.70%
Inflation Plus Fund
Class A Shares	0.85%		0.85%		0.95%	0.95%	1.00%
Class B Shares	1.60%		1.60%		1.70%	1.70%	1.70%
Class C Shares	1.60%		1.60%		1.70%	1.70%	1.70%
International Growth Fund
Class A Shares	1.47%		1.48%		1.56%	1.53%	1.59%
Class B Shares	2.24%		2.32%		2.26%	2.28%	2.29%
Class C Shares	2.20%		2.19%		2.31%	2.28%	2.28%
International Opportunities Fund
Class A Shares	1.47%		1.49%		1.54%	1.52%	1.60%
Class B Shares	2.11%		2.18%		2.12%	2.30%	2.30%
Class C Shares	2.20%		2.21%		2.30%	2.30%	2.30%
International Small Company Fund
Class A Shares	1.52%		1.49%		1.58%	1.55%	1.60%
Class B Shares	2.13%		2.25%		2.22%	2.30%	2.30%
Class C Shares	2.28%		2.23%		2.33%	2.30%	2.29%
LargeCap Growth Fund
Class A Shares	1.19%		1.11%	(f)
Class B Shares	2.00%		1.96%	(f)
Class C Shares	2.00%		1.93%	(f)
MidCap Fund

Class A Shares	1.23%	1.21%		1.25%		1.28%		1.36%
Class B Shares	2.00%	1.98%		2.01%		2.06%		2.10%
Class C Shares	1.91%	1.90%		1.93%		1.97%		2.00%
MidCap Growth Fund
Class A Shares	1.35%	1.36%		1.48%		1.49%	(b)
Class B Shares	1.82%	1.95%		2.09%		2.24%	(b)
Class C Shares	1.99%	2.11%		2.23%		2.24%	(b)
MidCap Value Fund
Class A Shares	1.39%	1.39%		1.39%		1.38%		1.43%
Class B Shares	2.05%	2.15%		2.14%		2.13%		2.13%
Class C Shares	2.14%	2.09%		2.14%		2.13%		2.13%
Money Market Fund
Class A Shares	0.90%	0.95%		0.95%		0.95%		1.00%
Class B Shares	1.65%	1.70%		1.70%		1.70%		1.25%
Class C Shares	1.59%	1.69%		1.70%		1.70%		1.27%
Retirement Income Fund
Class A Shares	0.50%	0.48%		0.54%		0.53%	(d)
Class B Shares	1.23%	1.23%		1.30%		1.26%	(d)
Class C Shares	1.23%	1.23%		1.30%		1.26%	(d)
Select MidCap Value Fund
Class A Shares	1.28%	1.32%		1.50%		1.54%	(c)
Class B Shares	1.79%	2.00%		2.25%		2.29%	(c)
Class C Shares	1.97%	2.07%		2.25%		2.29%	(c)
Select SmallCap Value Fund
Class A Shares	1.41%	1.40%		1.60%	(e)
Class B Shares	2.24%	2.35%		2.35%	(e)
Class C Shares	2.26%	2.32%		2.35%	(e)
Short Duration Fund
Class A Shares	0.90%	0.90%		0.90%		0.90%		0.95%
Class B Shares	1.65%	1.65%		1.65%		1.65%		1.65%
Class C Shares	1.65%	1.65%		1.65%		1.65%		1.65%
Small Company Fund
Class A Shares	1.38%	1.39%		1.37%		1.35%		1.40%
Class B Shares	2.01%	2.11%		2.12%		2.10%		2.10%
Class C Shares	2.14%	2.14%		2.11%		2.10%		2.10%
SmallCap Growth Fund
Class A Shares	1.20%	1.30%		1.34%		1.38%		1.44%
Class B Shares	1.83%	2.00%		2.00%		2.13%		2.14%
Class C Shares	2.10%	2.14%		2.13%		2.13%		2.14%
Stock Fund
Class A Shares	1.17%	1.27%		1.26%		1.31%		1.42%
Class B Shares	2.08%	2.10%		2.10%		2.21%		2.18%
Class C Shares	2.05%	1.97%		2.01%		2.07%		2.03%
Strategic Income Fund
Class A Shares	0.61%	0.46%	(h)
Class B Shares	1.45%	1.25%	(h)
Class C Shares	1.38%	1.26%	(h)
Target Retirement 2010 Fund
Class A Shares	0.42%	0.51%		0.54%		0.49%	(d)
Class B Shares	1.25%	1.26%		1.29%		1.26%	(d)
Class C Shares	1.25%	1.25%		1.30%		1.27%	(d)
Target Retirement 2020 Fund
Class A Shares	0.48%	0.52%		0.53%		0.51%	(d)
Class B Shares	1.26%	1.26%		1.29%		1.25%	(d)
Class C Shares	1.25%	1.26%		1.30%		1.26%	(d)
Target Retirement 2030 Fund
Class A Shares	0.51%	0.54%		0.53%		0.48%	(d)
Class B Shares	1.01%	1.15%		1.24%		1.24%	(d)
Class C Shares	1.22%	1.25%		1.10%		1.24%	(d)
Tax-Free California Fund
Class A Shares	0.85%	0.85%		0.89%		0.89%		0.95%
Class B Shares	1.60%	1.60%		1.64%		1.64%		1.65%
Class C Shares	1.60%	1.60%		1.64%		1.64%		1.65%
Tax-Free National Fund
Class A Shares	0.85%	0.85%		1.00%		1.01%		1.08%
Class B Shares	1.60%	1.60%		1.75%		1.75%		1.78%
Class C Shares	1.60%	1.60%		1.75%		1.75%		1.78%

Total Return Bond Fund
Class A Shares	1.00%	1.00%	1.19%	1.20%	1.25%
Class B Shares	1.70%	1.75%	1.95%	1.95%	1.95%
Class C Shares	1.74%	1.75%	1.86%	1.87%	1.86%
U.S. Government Securities Fund
Class A Shares	1.00%	1.00%	1.15%	1.15%	1.20%
Class B Shares	1.68%	1.71%	1.90%	1.90%	1.90%
Class C Shares	1.75%	1.75%	1.90%	1.90%	1.90%
Value Fund
Class A Shares	1.32%	1.32%	1.37%	1.39%	1.44%
Class B Shares	2.06%	2.15%	2.12%	2.14%	2.14%
Class C Shares	2.09%	2.09%	2.14%	2.14%	2.14%
Value Opportunities Fund
Class A Shares	1.40%	1.40%	1.39%	1.39%	1.44%
Class B Shares	1.94%	2.13%	2.11%	2.14%	2.15%
Class C Shares	2.15%	2.15%	2.14%	2.14%	2.15%
(a) From May 28, 2004 (commencement of operations), through October 31, 2004.
(b) From January 1, 2005 (commencement of operations), through October 31, 2005.
(c) From April 29, 2005 (commencement of operations), through October 31, 2005.
(d) From September 30, 2005 (commencement of operations), through October 31, 2005.
(e) From July 31, 2006 (commencement of operations), through October 31, 2006.
(f) From November 30, 2006 (commencement of operations), through October 31, 2007.
(g) From May 1, 2007(commencement of operations), through October 31, 2007.
(h) From May 15, 2007(commencement of operations), through October 31, 2007.
(i) From February 29, 2008 (commencement of operations), through October 31, 2008.
(j) From June 30, 2008 (commencement of operations), through October 31, 2008.

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

Fund	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Impact from Payment from Affiliate for Trading Reimbursements for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007	Impact from Payment from Affiliate for Transfer Agent Allocation Methodology Reimbursements for the Year Ended October 31, 2004	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2004

Advisers Fund Class A	0.07%	—	13.15%	0.19%	3.74%
Advisers Fund Class B	0.08%	—	12.24%	0.26%	2.95%
Advisers Fund Class C	0.07%	—	12.36%	0.21%	3.06%
Capital Appreciation Class A	0.03%	—	26.11%	—	—
Capital Appreciation Class B	0.04%	—	25.10%	—	—
Capital Appreciation Class C	0.04%	—	25.23%	—	—
Disciplined Equity Fund Class A	0.08%	—	13.78%	—	—
Disciplined Equity Fund Class B	0.08%	—	13.05%	—	—
Disciplined Equity Fund Class C	0.08%	—	12.98%	0.01%	5.24%
Dividend and Growth Fund Class A	0.03%	—	16.17%	0.06%	12.47%
Dividend and Growth Fund Class B	0.03%	—	15.19%	—	—
Dividend and Growth Fund Class C	0.03%	—	15.39%	0.04%	11.72%
Fundamental Growth Fund Class A	0.28%	—	26.24%	0.03%	2.21%
Fundamental Growth Fund Class B	0.29%	—	25.34%	—	1.48%
Fundamental Growth Fund Class C	0.29%	—	25.32%	0.06%	1.53%
Global Communications Fund Class A	0.02%	—	39.00%	—	—
Global Communications Fund Class B	0.02%	—	37.99%	—	—
Global Communications Fund Class C	0.02%	—	37.94%	—	—
Global Financial Services Fund Class A	0.02%	—	8.40%	—	—
Global Financial Services Fund Class B	0.02%	—	7.73%	—	—
Global Financial Services Fund Class C	0.02%	—	7.55%	—	—
Global Growth Fund Class A	0.26%	—	35.50%	—	—
Global Growth Fund Class B	0.27%	—	34.45%	—	—
Global Growth Fund Class C	0.27%	—	34.58%	—	—
Global Health Fund Class A	0.01%	—	9.94%	—	—
Global Health Fund Class B	0.01%	—	8.90%	—	—
Global Health Fund Class C	0.01%	—	9.09%	—	—
Global Technology Fund Class A	0.04%	—	27.46%	—	—
Global Technology Fund Class B	0.04%	—	26.57%	—	—
Global Technology Fund Class C	0.04%	—	26.25%	—	—
Growth Fund Class A	0.01%	—	23.90%	—	—
Growth Fund Class B	0.01%	—	23.00%	—	—
Growth Fund Class C	0.01%	—	23.08%	—	—
Growth Opportunities Fund Class A	0.03%	—	40.34%	—	—
Growth Opportunities Fund Class B	0.04%	—	39.24%	—	—
Growth Opportunities Fund Class C	0.04%	—	39.35%	—	—
High Yield Class A	—	—	—	0.01%	9.25%
High Yield Class B	—	—	—	—	8.45%
High Yield Class C	—	—	—	0.10%	8.44%
International Growth Fund Class A	—	—	39.31%	—	—
International Growth Fund Class B	—	—	38.11%	—	—
International Growth Fund Class C	—	—	38.27%	—	—
International Opportunities Fund Class A	0.01%	—	39.14%	—	—
International Opportunities Fund Class B	0.01%	—	38.16%	—	—
International Opportunities Fund Class C	0.01%	—	38.16%	—	—
MidCap Fund Class A	0.08%	—	25.86%	—	—
MidCap Fund Class B	0.09%	—	24.87%	—	—
MidCap Fund Class C	0.09%	—	24.97%	—	—
MidCap Growth Fund Class A	—	0.13%	25.00%	—	—
MidCap Growth Fund Class B	—	0.13%	23.67%	—	—
MidCap Growth Fund Class C	—	0.13%	23.77%	—	—

Fund	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Impact from Payment from Affiliate for Trading Reimbursements for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007	Impact from Payment from Affiliate for Transfer Agent Allocation Methodology Reimbursements for the Year Ended October 31, 2004	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2004

MidCap Value Fund Class A	0.01%	—	16.71%
MidCap Value Fund Class B	0.01%	—	15.85%
MidCap Value Fund Class C	0.01%	—	15.93%
Small Company Fund Class A	0.16%	0.22%	23.41%	—	—
Small Company Fund Class B	0.18%	0.24%	22.46%	—	—
Small Company Fund Class C	0.18%	0.24%	22.37%	—	—
SmallCap Growth Fund Class A	0.01%	—	7.17%	—	—
SmallCap Growth Fund Class B	0.01%	—	6.43%	—	—
SmallCap Growth Fund Class C	0.01%	—	6.33%	—	—
Stock Fund Class A	0.13%	—	16.67%	—	—
Stock Fund Class B	0.14%	—	15.72%	—	—
Stock Fund Class C	0.14%	—	15.86%	0.02%	5.08%
Total Return Bond Fund Class A	—	—	—	0.02%	4.35%
Total Return Bond Fund Class B	—	—	—	0.19%	4.57%
Total Return Bond Fund Class C	—	—	—	—	—
Value Fund Class A	—	—	16.60%	—	—
Value Fund Class B	—	—	15.62%	—	—
Value Fund Class C	—	—	15.62%	—	—
Value Opportunities Fund Class A	0.01%	—	9.72%	—	—
Value Opportunities Fund Class B	0.01%	—	8.89%	—	—
Value Opportunities Fund Class C	0.01%	—	8.90%	—	—

FUND CODE, CUSIP NUMBER AND SYMBOL

FUND NAME	CLASS SHARES	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Advisers Fund	A	210	416645810	ITTAX
The Hartford Advisers Fund	B	211	416645794	IHABX
The Hartford Advisers Fund	C	212	416645588	HAFCX
The Hartford Balanced Income Fund	A	1289	416648244	HBLAX
The Hartford Balanced Income Fund	B	1290	416648236	HBLBX
The Hartford Balanced Income Fund	C	1291	416648228	HBLCX
The Hartford Capital Appreciation Fund	A	214	416645406	ITHAX
The Hartford Capital Appreciation Fund	B	228	416645505	IHCAX
The Hartford Capital Appreciation Fund	C	237	416645638	HCACX
The Hartford Capital Appreciation II Fund	A	1205	416648590	HCTAX
The Hartford Capital Appreciation II Fund	B	1206	416648582	HCTBX
The Hartford Capital Appreciation II Fund	C	1207	416648574	HFCCX
The Hartford Checks and Balances Fund	A	1591	41664L740	HCKAX
The Hartford Checks and Balances Fund	B	1592	41664L732	HCKBX
The Hartford Checks and Balances Fund	C	1593	41664L724	HCKCX
The Hartford Disciplined Equity Fund	A	215	416645679	HAIAX
The Hartford Disciplined Equity Fund	B	220	416645661	HGIBX
The Hartford Disciplined Equity Fund	C	243	416645547	HGICX
The Hartford Diversified International Fund	A	1563	41664L385	HDVAX
The Hartford Diversified International Fund	B	1564	41664L377	HDVBX
The Hartford Diversified International Fund	C	1565	41664L369	HDVCX
The Hartford Dividend and Growth Fund	A	223	416645844	IHGIX
The Hartford Dividend and Growth Fund	B	224	416645836	ITDGX
The Hartford Dividend and Growth Fund	C	248	416645596	HDGCX
The Hartford Equity Income Fund	A	1658	416648889	HQIAX
The Hartford Equity Income Fund	B	1659	416648871	HQIBX
The Hartford Equity Income Fund	C	1660	416648863	HQICX
The Hartford Floating Rate Fund	A	1209	416648558	HFLAX
The Hartford Floating Rate Fund	B	1210	416648541	HFLBX
The Hartford Floating Rate Fund	C	1211	416648533	HFLCX
The Hartford Fundamental Growth Fund	A	1269	416645224	HFFAX
The Hartford Fundamental Growth Fund	B	1270	416645216	HFFBX
The Hartford Fundamental Growth Fund	C	1271	416645190	HFFCX
The Hartford Global Communications Fund	A	1224	416645356	HGCAX
The Hartford Global Communications Fund	B	1225	416645349	HGCBX
The Hartford Global Communications Fund	C	1226	416645331	HGCCX
The Hartford Global Equity Fund	A	1574	41664L484	HLEAX
The Hartford Global Equity Fund	B	1575	41664L476	HLEBX
The Hartford Global Equity Fund	C	1576	41664L468	HLECX
The Hartford Global Financial Services Fund	A	1220	416645315	HGFAX
The Hartford Global Financial Services Fund	B	1221	416645299	HGFBX
The Hartford Global Financial Services Fund	C	1222	416645281	HGFCX
The Hartford Global Growth Fund	A	206	416645539	HALAX
The Hartford Global Growth Fund	B	285	416645521	HGLBX
The Hartford Global Growth Fund	C	291	416645513	HGLCX
The Hartford Global Health Fund	A	1610	416645398	HGHAX
The Hartford Global Health Fund	B	1611	416645380	HGHBX
The Hartford Global Health Fund	C	1612	416645372	HGHCX
The Hartford Global Technology Fund	A	1606	416645448	HGTAX
The Hartford Global Technology Fund	B	1607	416645430	HGTBX
The Hartford Global Technology Fund	C	1608	416645422	HGTCX
The Hartford Growth Fund	A	1228	416529691	HGWAX
The Hartford Growth Fund	B	1229	416529683	HGWBX
The Hartford Growth Fund	C	1230	416529675	HGWCX
The Hartford Growth Opportunities Fund	A	1618	416529881	HGOAX
The Hartford Growth Opportunities Fund	B	1619	416529873	HGOBX
The Hartford Growth Opportunities Fund	C	1620	416529865	HGOCX
The Hartford High Yield Fund	A	316	416645489	HAHAX
The Hartford High Yield Fund	B	202	416645471	HAHBX
The Hartford High Yield Fund	C	203	416645463	HAHCX
The Hartford High Yield Municipal Bond Fund	A	1594	41664L716	HHMAX
The Hartford High Yield Municipal Bond Fund	B	1595	41664L690	HHMBX

The Hartford High Yield Municipal Bond Fund	C	1596	41664L682	HHMCX
The Hartford Income Fund	A	1638	416646248	HTIAX
The Hartford Income Fund	B	1639	416646230	HTIBX
The Hartford Income Fund	C	1640	416646222	HTICX
The Hartford Inflation Plus Fund	A	1646	416646156	HIPAX
The Hartford Inflation Plus Fund	B	1647	416646149	HIPBX
The Hartford Inflation Plus Fund	C	1648	416646131	HIPCX
The Hartford International Growth Fund	A	1273	416645182	HNCAX
The Hartford International Growth Fund	B	1274	416645174	HNCBX
The Hartford International Growth Fund	C	1275	416645166	HNCCX
The Hartford International Opportunities Fund	A	207	416645703	IHOAX
The Hartford International Opportunities Fund	B	208	416645802	HIOBX
The Hartford International Opportunities Fund	C	239	416645620	HIOCX
The Hartford International Small Company Fund	A	1277	416645158	HNSAX
The Hartford International Small Company Fund	B	1278	416645141	HNSBX
The Hartford International Small Company Fund	C	1279	416645133	HNSCX
The Hartford LargeCap Growth Fund	A	1320	416649812	HLPAX
The Hartford LargeCap Growth Fund	B	1321	416649796	HLPBX
The Hartford LargeCap Growth Fund	C	1322	416649788	HLPCX
The Hartford MidCap Fund	A	937	416645711	HFMCX
The Hartford MidCap Fund	B	978	416645695	HAMBX
The Hartford MidCap Fund	C	238	416645554	HMDCX
The Hartford MidCap Growth Fund	A	1201	416648640	HSMAX
The Hartford MidCap Growth Fund	B	1202	416648632	HSMBX
The Hartford MidCap Growth Fund	C	1203	416648624	HTSCX
The Hartford MidCap Value Fund	A	1281	416646107	HMVAX
The Hartford MidCap Value Fund	B	1282	416646206	HMVBX
The Hartford MidCap Value Fund	C	1283	416646305	HMVCX
The Hartford Money Market Fund	A	940	416645745	IHAXX
The Hartford Money Market Fund	B	290	416645737	HMBXX
The Hartford Money Market Fund	C	259	416645562	HRCXX
The Hartford Select MidCap Value Fund	A	1213	416648517	HFVAX
The Hartford Select MidCap Value Fund	B	1214	416648491	HSVBX
The Hartford Select MidCap Value Fund	C	1215	416648483	HFVCX
The Hartford Select SmallCap Value Fund	A	1297	416648194	HTVAX
The Hartford Select SmallCap Value Fund	B	1298	416648186	HTVBX
The Hartford Select SmallCap Value Fund	C	1299	416648178	HTVCX
The Hartford Short Duration Fund	A	1642	416646198	HSDAX
The Hartford Short Duration Fund	B	1643	416646180	HSDBX
The Hartford Short Duration Fund	C	1644	416646172	HSDCX
The Hartford Small Company Fund	A	205	416645109	IHSAX
The Hartford Small Company Fund	B	227	416645208	HSCBX
The Hartford Small Company Fund	C	231	416645646	HSMCX
The Hartford SmallCap Growth Fund	A	1622	416529105	HSLAX
The Hartford SmallCap Growth Fund	B	1623	416529204	HSLBX
The Hartford SmallCap Growth Fund	C	1624	416529303	HSLCX
The Hartford Stock Fund	A	221	416645877	IHSTX
The Hartford Stock Fund	B	972	416645869	ITSBX
The Hartford Stock Fund	C	242	416645612	HSFCX
The Hartford Strategic Income Fund	A	1598	41664L666	HSNAX
The Hartford Strategic Income Fund	B	1599	41664L658	HSNBX
The Hartford Strategic Income Fund	C	1600	41664L641	HSNCX
The Hartford Tax-Free California Fund	A	1650	416648103	HTFAX
The Hartford Tax-Free California Fund	B	1651	416648202	HTFBX
The Hartford Tax-Free California Fund	C	1652	416648301	HTFCX
The Hartford Tax-Free National Fund	A	1630	416529519	HTNAX
The Hartford Tax-Free National Fund	B	1631	416529493	HTNBX
The Hartford Tax-Free National Fund	C	1632	416529485	HTNCX
The Hartford Total Return Bond Fund	A	217	416645778	ITBAX
The Hartford Total Return Bond Fund	B	218	416645760	ITBBX
The Hartford Total Return Bond Fund	C	254	416645570	HABCX
The Hartford U.S. Government Securities Fund	A	1634	416529410	HUSAX
The Hartford U.S. Government Securities Fund	B	1635	416529394	HUSBX
The Hartford U.S. Government Securities Fund	C	1636	416529386	HUSCX
The Hartford Value Fund	A	1285	416646404	HVFAX

The Hartford Value Fund	B	1286	416646503	HVFBX
The Hartford Value Fund	C	1287	416646602	HVFCX
The Hartford Value Opportunities Fund	A	1614	416529782	HVOAX
The Hartford Value Opportunities Fund	B	1615	416529774	HVOBX
The Hartford Value Opportunities Fund	C	1616	416529766	HVOCX
The Hartford Equity Growth Allocation Fund	A	1662	416648814	HAAAX
The Hartford Equity Growth Allocation Fund	B	1663	416648798	HAABX
The Hartford Equity Growth Allocation Fund	C	1664	416648780	HAACX
The Hartford Growth Allocation Fund	A	1666	416648772	HRAAX
The Hartford Growth Allocation Fund	B	1667	416648764	HRABX
The Hartford Growth Allocation Fund	C	1668	416648756	HRACX
The Hartford Balanced Allocation Fund	A	1670	416648749	HBAAX
The Hartford Balanced Allocation Fund	B	1671	416648731	HBABX
The Hartford Balanced Allocation Fund	C	1672	416648723	HBACX
The Hartford Conservative Allocation Fund	A	1674	416648715	HCVAX
The Hartford Conservative Allocation Fund	B	1675	416648699	HCVBX
The Hartford Conservative Allocation Fund	C	1676	416648681	HCVCX
The Hartford Income Allocation Fund	A	1678	416648673	HINAX
The Hartford Income Allocation Fund	B	1679	416648665	HINBX
The Hartford Income Allocation Fund	C	1680	416648657	HINCX
The Hartford Target Retirement 2010 Fund	A	1236	416648392	HTTAX
The Hartford Target Retirement 2010 Fund	B	1237	416648384	HTTBX
The Hartford Target Retirement 2010 Fund	C	1238	416648376	HTTCX
The Hartford Target Retirement 2020 Fund	A	1240	416648350	HTWAX
The Hartford Target Retirement 2020 Fund	B	1241	416648343	HTWBX
The Hartford Target Retirement 2020 Fund	C	1242	416648335	HTWCX
The Hartford Target Retirement 2030 Fund	A	1244	416648319	HTHAX
The Hartford Target Retirement 2030 Fund	B	1245	416648293	HTHBX
The Hartford Target Retirement 2030 Fund	C	1246	416648285	HTHCX

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

THE HARTFORD MUTUAL FUNDS

Class I Shares

Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities

or passed upon the adequacy

of this prospectus. Any

representation to the contrary

is a criminal offense.

Equity Funds	Fixed Income Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Capital Appreciation II Fund	The Hartford High Yield Fund
The Hartford Diversified International Fund	The Hartford High Yield Municipal Bond Fund
The Hartford Dividend And Growth Fund	The Hartford Inflation Plus Fund
The Hartford Equity Income Fund	The Hartford Strategic Income Fund
The Hartford Global Equity Fund	The Hartford Tax-Free National Fund
The Hartford Global Health Fund	The Hartford Total Return Bond Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund	Funds of Funds
The Hartford International Growth Fund	The Hartford Checks And Balances Fund
The Hartford International Opportunities Fund	The Hartford Equity Growth Allocation Fund
The Hartford International Small Company Fund	The Hartford Growth Allocation Fund
The Hartford MidCap Fund	The Hartford Balanced Allocation Fund
The Hartford Small Company Fund	The Hartford Conservative Allocation Fund
The Hartford SmallCap Growth Fund	The Hartford Income Allocation Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	4
The Hartford Capital Appreciation Fund	6
The Hartford Capital Appreciation II Fund	9
The Hartford Checks and Balances Fund	13
The Hartford Diversified International Fund	18
The Hartford Dividend and Growth Fund	21
The Hartford Equity Income Fund	24
The Hartford Floating Rate Fund	27
The Hartford Global Equity Fund	31
The Hartford Global Health Fund	36
The Hartford Growth Fund	40
The Hartford Growth Opportunities Fund	43
The Hartford High Yield Fund	46
The Hartford High Yield Municipal Bond Fund	50
The Hartford Inflation Plus Fund	54
The Hartford International Growth Fund	59
The Hartford International Opportunities Fund	62
The Hartford International Small Company Fund	65
The Hartford MidCap Fund	69
The Hartford Small Company Fund	72
The Hartford SmallCap Growth Fund	76
The Hartford Stock Fund	80
The Hartford Strategic Income Fund	83
The Hartford Tax-Free National Fund	88
The Hartford Total Return Bond Fund	92
The Hartford Value Fund	96
The Hartford Value Opportunities Fund	99
The Hartford Equity Growth Allocation Fund	103
The Hartford Growth Allocation Fund	108
The Hartford Balanced Allocation Fund	114
The Hartford Conservative Allocation Fund	119
The Hartford Income Allocation Fund	124
Investment Strategies and Risks	128
The Investment Manager and Sub-Advisers	134
Classes of Shares	135
Distribution Arrangements	136
How To Buy And Sell Shares	138
Fund Distributions and Tax Matters	143
Financial Highlights	144
Fees Paid Indirectly	150
Payments from Affiliate	152
Fund Code, CUSIP Number and Symbol	153
For More Information	154

3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class I shares of the funds which are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class A, Class B and Class C shares are offered for most funds.
•	Class L shares are offered to certain qualified investors.
•	Class R3, Class R4 and Class R5 shares are offered to employer-sponsored retirement plans.
•	Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the next page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Asset Allocation Funds, together with the Checks and Balances Fund are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free National Fund, and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). With respect to the Checks and Balances Fund, HIFSCO administers the asset allocation program and provides portfolio management for this fund. The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4

Share Classes Offered by each Hartford Mutual Fund

Share Classes

	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
•	Not currently available

5

THE HARTFORD CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund generally will not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a “stock picking” approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

6

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 36.81% (4th quarter, 1999) and the lowest quarterly return was -26.05% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes (1)	-45.93%	-0.20%	6.09%
Class I Return After Taxes on Distributions (1)	-46.32%	-1.25%	4.72%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-29.87%	-0.05%	4.94%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-1.95%	-0.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-45.93%	-0.20%	6.09%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

7

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual operating expenses(2)	0.80%

(1)	Effective November 1, 2008, HIFSCO has added additional breakpoints to the management fee schedule for this fund.
(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.04%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 82
Year 3	$ 255
Year 5	$ 444
Year 10	$ 990

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation Fund paid HIFSCO an effective management fee equal to 0.66% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1996. Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 1998. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

8

THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential. The fund may trade securities actively.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies, each of which includes one or more specific portfolio management approaches. Each approach is focused on total return, and together the strategies represent an opportunistic, flexible and diversified fund profile. The fund is organized as follows:

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in common stocks covering a broad range of industries, companies, and market capitalizations that Wellington Management believes are undervalued and have the potential for appreciation.

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In aggregate managers in this sleeve will invest in companies across a range of market capitalizations, industries and countries.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

9

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 9.94% (2nd quarter, 2007) and the lowest quarterly return was -22.52% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 04/29/05)
Class I Return Before Taxes (1)	-42.65%	-1.35%
Class I Return After Taxes on Distributions (1)	-42.65%	-2.18%
Class ! Return After Taxes on Distributions and Sale of Fund Shares (1)	-27.72%	-1.35%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-4.46%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.91%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses (1)	1.08%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 110
Year 3	$ 343
Year 5	$ 595
Year 10	$ 1,317

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation II Fund paid HIFSCO an effective management fee equal to 0.91% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $250 million, 0.950% of the next $250 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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The fund has employed a multiple portfolio manager structure since its inception in 2005. The five portfolio managers with the most significant responsibilities are set forth below:

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Carmen joined Wellington Management as an investment professional in 1999.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Palmer joined Wellington Management as an investment professional in 1998.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Choumenkovitch joined the firm as an investment professional in 1995.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Pannell joined Wellington Management as an investment professional in 1974.

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THE HARTFORD CHECKS AND BALANCES FUND

INVESTMENT GOAL. The Hartford Checks and Balances Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of Hartford Mutual Funds (“Underlying Funds”): The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and The Hartford Total Return Bond Fund. The fund will make equal allocations (one-third each) of its assets to the Underlying Funds. The fund’s asset allocation and rebalancing strategy provides a system of “checks and balances” that provides diversification and prevents a single investment strategy from dominating the fund. The fund will not be actively managed, and the fund's assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the fund's investment in any single Underlying Fund deviates from the target allocation by more than 5%.

The Underlying Funds use a broad array of investment strategies, and may invest in a wide variety of instruments. Each Underlying Fund's investment goal and principal investment strategy are summarized below. The fund may add to or change the Underlying Funds in which the fund invests without the approval of shareholders. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled “Investment Goal and Principal Investment Strategies of the Underlying Funds”.

The Hartford Capital Appreciation Fund’s goal is growth of capital. The Fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

The Hartford Dividend and Growth Fund’s goal is a high level of current income consistent with growth of capital. The Fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by its sub-adviser. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund’s portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, the fund’s sub-adviser evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

The Hartford Total Return Bond Fund’s goal is a competitive total return, with income as a secondary objective. The Fund, under normal circumstances, invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch or securities which, if unrated, are determined by Hartford Investment Management Company (“Hartford Investment Management”) to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as “junk bonds”. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The Hartford Total Return Bond Fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

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Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition

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to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to February 29, 2008, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns for calendar year 2008 (1)

During the periods shown in the bar chart, the highest quarterly return was 0.09% (2nd quarter, 2008) and the lowest quarterly return was -15.20% (4th quarter, 2008).

(1)	Class I shares commenced operations on February 29, 2008. Performance prior to that date is that of the fund’s Class A shares, which have different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 05/31/07)
Class I Return Before Taxes	-28.53%	-17.31%
Class I Return After Taxes on Distributions	-29.40%	-18.27%
Class I Return After Taxes on Distributions and Sale of Fund Shares	-18.38%	-15.04%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	6.91%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-27.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-26.73%

Indices: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	None
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Acquired Fund fees and expenses	0.66%
Total annual operating expenses (1)	0.82%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.90%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 84
Year 3	$ 262
Year 5	$ 455
Year 10	$ 1,014

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and

16

investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Checks and Balances Fund paid HIFSCO an effective management fee equal to 0.00% of the fund’s average daily net assets.

PORTFOLIO MANAGEMENT. The fund is managed by HIFSCO’s Investment Oversight Committee, overseen by Vernon Meyer.

Vernon J. Meyer, CFA, Senior Vice President of HIFSCO and Chairman of the HIFSCO Investment Oversight Committee, has overseen the management of the fund since its inception (2007). Mr. Meyer has over 19 years of professional investment experience managing the money manager evaluation, selection and overall due diligence process. Prior to joining The Hartford in 2004, Mr. Meyer served as a vice president and managing director of MassMutual.

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THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

INVESTMENT GOAL. The Hartford Diversified International Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in foreign equity securities selected on the basis of potential for capital appreciation. The fund will seek to outperform the MSCI All Country World ex US Index. The MSCI All Country World ex US Index is currently comprised of forty-eight countries. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Under normal circumstances, the fund will invest in a broad range of companies across a broad range of countries. The fund may invest in companies of any market capitalization. The fund may trade securities actively.

The fund chooses the equity securities in which it invests using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies. Each strategy includes one or more specific portfolio management approaches that independently seek to provide total return. The fund does not allocate a set percentage to any specific strategy but instead seeks a flexible and diversified fund profile that maintains a significant allocation of investments across all three strategies. The three broad strategies the fund will pursue are:

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In the aggregate, managers will invest in companies across a range of market capitalizations, industries and countries.

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies, market capitalizations and countries that managers believe have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies market capitalizations and countries that managers believe are undervalued and have the potential for appreciation.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

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Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	1.00%
Distribution and service (12b-1) fees	None
Other expenses	0.74%
Total annual operating expenses	1.74%
Less: Contractual expense reimbursement(1)	0.34%
Net annual operating expenses(1)	1.40%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 143
Year 3	$ 515

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For the fiscal year ended October 31, 2008, The Hartford Diversified International Fund paid HIFSCO an effective management fee equal to 1.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $500 million, 0.950% of the next $500 million, 0.900% of the next $4 billion, 0.8975% of the next $5 billion and 0.8950% in excess of $10 billion annually of the fund’s average daily net assets.

19

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Cheryl M. Duckworth, CFA, Senior Vice President and Director, Research Portfolios of Wellington Management coordinates a team of global industry analysts that are involved in portfolio management and securities analysis for the fund and has served in this capacity for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

David Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management has been involved in portfolio management and securities analysis for the fund since December 2008. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Theodore B.P. Jayne, CFA, Vice President and Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Jayne joined Wellington Management as an investment professional in 1998.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Offit joined Wellington Management as an investment professional in 1997.

Vera M. Trojan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Trojan joined Wellington Management as an investment professional in 1989.

20

THE HARTFORD DIVIDEND AND GROWTH FUND

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies within the index ranged from approximately $489 million to $406 billion. The fund’s portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

21

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 15.08% (2nd quarter, 2003) and the lowest quarterly return was -18.51% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes (1)	-31.69%	0.86%	2.14%
Class I Return After Taxes on Distributions (1)	-32.21%	-0.16%	1.38%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-20.53%	0.63%	1.72%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.20%
Total annual operating expenses(1)	0.82%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.00%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms

22

unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 84
Year 3	$ 262
Year 5	$ 455
Year 10	$ 1,014

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Dividend and Growth Fund paid HIFSCO an effective management fee equal to 0.62% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.5975% of the next $5 billion and 0.595% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000.

23

THE HARTFORD EQUITY INCOME FUND

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

24

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 7.98% (4th quarter, 2004) and the lowest quarterly return was -15.47% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (Since 08/28/03)
Class I Return Before Taxes (1)	-28.66%	1.16%	3.30%
Class I Return After Taxes on Distributions (1)	-29.45%	0.17%	2.36%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-18.54%	0.68%	2.55%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.57%(2)

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

(2) Return is from 8/31/2003 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses(1)	0.90%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating

25

expenses for Class I shares at 1.00%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 92
Year 3	$ 287
Year 5	$ 498
Year 10	$ 1,108

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Equity Income Fund paid HIFSCO an effective management fee equal to 0.68% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006.

26

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund’s assets are invested in below-investment-grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch are below investment grade. Securities which are unrated but determined by Hartford Investment Management to be of comparable quality will also be considered below investment grade. Debt securities rated below investment grade are commonly referred to as “high yield - high risk” or “junk bonds”.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund’s total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund’s total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund’s sub-adviser, Hartford Investment Management, relies on a “bottom-up,” fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management’s process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan’s and each security’s structural features, covenants, underlying collateral and price compared to its long-term value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Agent Insolvency Risk - In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate whom undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law

27

or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 4.82% (2nd quarter, 2008) and the lowest quarterly return was

-24.76% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 04/29/05)
Class I Return Before Taxes (1)	-30.29%	-6.39%
Class I Return After Taxes on Distributions (1)	-31.86%	-8.38%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-19.41%	-6.17%
Credit Suisse Leverage Loan Index (reflects no deduction for fees, expenses or taxes)	-28.78%	-5.60%

Index: Credit Suisse Leverage Loan Index is designed to mirror the investible universe of the United States dollar-denominated leveraged loan market. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.13%
Total annual operating expenses (1)	0.74%

(1) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.75%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

29

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 76
Year 3	$ 237
Year 5	$ 411
Year 10	$ 918

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Floating Rate Fund paid HIFSCO an effective management fee equal to 0.61% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $4.5 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael Bacevich, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management in 2004. Previously Mr. Bacevich was the head of the Leveraged Loan Team at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Frank Ossino, Senior Vice President of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since November 2007. Mr. Ossino joined Hartford Investment Management as a portfolio manager in 2004. Previously, Mr. Ossino was a Managing Director at CIGNA Investments, Inc., with responsibility for credit research on leveraged loan borrowers and portfolio management from 2002 until joining Hartford Investment Management.

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THE HARTFORD GLOBAL EQUITY FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the respective Acquired Fund.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

INVESTMENT GOAL. The Hartford Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund's assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management's team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

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Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses	0.72%
Total annual operating expenses	1.67%
Less: Contractual expense reimbursement(1)	0.27%
Net annual operating expenses(1)	1.40%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.40%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 143
Year 3	$ 500
Year 5	$ 882
Year 10	$ 1954

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and

32

investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Equity Fund paid HIFSCO an effective management fee equal to 0.95% of the

33

fund’s average daily net assets

The management fee set forth in the fund’s investment advisory agreement is 0.950% of the first $500 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark D. Mandel, CFA, Senior Vice President and Director of Global Industry Research of Wellington Management, supervises and coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Cheryl M. Duckworth, CFA, Senior Vice President and Director of Research Portfolios of Wellington Management, coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

THE HARTFORD GLOBAL HEALTH FUND

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund’s investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

The fund’s approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

•	the company’s business franchise is temporarily mispriced,
•	the market under-values the new product pipelines,
•	the company has opportunities due to changes in reimbursement policies (for example, the privatization of health care services abroad), or
•	the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•	target prices are achieved,
•	fundamental expectations are not met,
•	a company’s prospects become less appealing, or
•	equity securities of other comparable issuers in an industry are available at more attractive prices.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

34

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 22.15% (2nd quarter, 2003) and the lowest quarterly return was -16.97% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

35

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
Class I Return Before Taxes (1)	-25.27%	1.84%	6.84%
Class I Return After Taxes on Distributions (1)	-25.83%	0.94%	6.05%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-15.75%	1.55%	5.86%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65%(2)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65%(2)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The S&P North American Health Care Sector Index (formerly known as the S&P GSSI Healthcare Index) is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

(2) Return is from 4/30/2000 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.88%
Distribution and service (12b-1) fees	None
Other expenses	0.23%
Total annual operating expenses(1)	1.11%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 113
Year 3	$ 353
Year 5	$ 612
Year 10	$ 1,352

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

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For fiscal year ended October 31, 2008, The Hartford Global Health Fund paid HIFSCO an effective management fee equal to 0.88% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the healthcare industry are made collectively by the team.

Jean M. Hynes, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the pharmaceutical and biotechnology sectors. Ms. Hynes joined Wellington Management in 1991 and has been an investment professional since 1993.

Ann C. Gallo, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the healthcare services sector. Ms. Gallo joined Wellington Management as an investment professional in 1998.

Kirk J. Mayer, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the medical technology sectors. Mr. Mayer joined Wellington Management as an investment professional in 1998.

Robert L. Deresiewicz, Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector. Mr. Deresiewicz joined Wellington Management as an investment professional in 2000.

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THE HARTFORD GROWTH FUND

INVESTMENT GOAL. The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Class A shares were not offered prior to February 19, 2002, accordingly performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A and L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would differ from the annual returns shown for Class A and L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

38

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund’s performance when it was managed by a previous investment adviser. In the bar chart and the table, the total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was

-20.53% (4th quarter, 2008).

(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes(1)	-41.44%	-3.62%	-0.97%
Class I Return After Taxes on Distributions(1)	-41.44%	-3.95%	-2.00%
Class I Return After Taxes on Distributions and Sale of Fund Shares(1)	-26.94%	-2.77%	-0.90%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses(1)	0.89%

39

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.05%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 91
Year 3	$ 284
Year 5	$ 493
Year 10	$ 1,096

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next 4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, CFA, Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2002. Mr. Boselli joined Wellington Management as an investment professional in 2002.

40

THE HARTFORD GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential with a focus on mid to large capitalization stocks. The fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Class A shares were not offered prior to February 19, 2002, accordingly performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A and L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would differ from the annual returns shown for Class A and L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant

41

to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund’s performance when it was managed by a previous investment adviser. In the bar chart and the table, the total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was

-25.15% (4th quarter, 2008).

(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes(1)	-45.09%	1.13%	2.75%
Class I Return After Taxes on Distributions(1)	-45.09%	0.07%	1.01%
Class I Return After Taxes on Distributions and Sale of Fund Shares(1)	-29.31%	1.01%	1.92%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.33%	-4.01%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares.

42

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.71%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual operating expenses(1)	0.86%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.11%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 88
Year 3	$ 274
Year 5	$ 477
Year 10	$ 1,061

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Opportunities Fund paid HIFSCO an effective management fee equal to 0.71% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

43

THE HARTFORD HIGH YIELD FUND

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management’s High Yield Team uses what is sometimes referred to as a “bottom-up” analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer’s business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management’s economic outlook is also an important input in overlaying a “top-down” view of the economy in the construction of the fund’s interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

44

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to May 31, 2007, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

45

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 9.29% (2nd quarter, 2003) and the lowest quarterly return was

-17.65% (4th quarter, 2008).

(1)	Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes (1)	-25.44%	-1.67%	1.23%
Class I Return After Taxes on Distributions (1)	-27.81%	-4.00%	-1.51%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-16.23%	-2.46%	-0.39%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	-26.16%	-0.80%	2.17%

Index: The Barclays Capital U.S. Corporate High-Yield Bond Index (formerly known as the Lehman Brothers High Yield Corporate Index) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

(1)	Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses(1)	0.82%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.90%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

46

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 84
Year 3	$ 262
Year 5	$ 455
Year 10	$ 1,014

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford High Yield Fund paid HIFSCO an effective management fee equal to 0.70% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.700% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark Niland, CFA, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA, Senior Vice President and co-head of the Global Credit Research Platform of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Serhant joined Hartford Investment Management in 2005, and also serves as a Senior Credit Research Analyst responsible for the credit research analysis of leveraged credit issuers. Prior to joining the firm, he was a vice president and senior research analyst at Delaware Investments (2001-2005). From 1997-2000, he was vice president and senior fixed income research analyst at JP Morgan Securities, Inc.

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THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

INVESTMENT GOAL. The Hartford High Yield Municipal Bond Fund seeks to provide a high level of current income which is generally exempt from federal income taxes. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in non-investment grade municipal securities. At least 80% of the fund’s assets must be invested in municipal securities, but a greater or lesser portion may be non-investment grade. Non-investment grade municipal securities are securities issued by state and local governments and their agencies or instrumentalities that are rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade securities are commonly referred to as “high yield - high risk” or “junk bonds.” Under normal market conditions the fund will focus its investments on higher yielding investment grade and non-investment grade municipal securities. Up to 100% of the fund's securities may be non-investment grade securities. The fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have restrictions regarding maturity, the fund tends to have an average maturity of 5-25 years. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes.

The fund may also invest in variable rate bonds known as “inverse floaters” which pay interest at rates which bear an inverse relationship to changes in short-term market interest rates.

The fund will generally hold a diversified portfolio of investments across states and sectors, although the fund is not required to invest in all states and sectors at all times.

The overall investment approach of Hartford Investment Management’s team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as a top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Alternative Minimum Tax Risk - The fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

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Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Municipal Securities Risk - State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns for calendar year 2008

During the periods shown in the bar chart, the highest quarterly return was 0.50% (2nd quarter, 2008) and the lowest quarterly return was

-15.80% (4th quarter, 2008).

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Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND (SINCE 05/31/07)
Class I Return Before Taxes	-22.26%	-18.46%
Class I Return After Taxes on Distributions	-23.90%	-20.17%
Class I Return After Taxes on Distributions and Sale of Fund Shares	-14.25%	-16.31%
Barclays Capital Municipal Non-Investment Grade Index	-27.01%	-20.23%

Index: The Barclays Capital Municipal Non-Investment Grade Index (formerly the Lehman Brothers Municipal Non-Investment Grade Index) is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. You cannot invest directly in an index..

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.14%
Acquired Fund fees and expenses	0.03%
Total annual operating expenses(1)	0.72%

(1) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.75%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 74
Year 3	$ 230
Year 5	$ 401
Year 10	$ 894

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford High Yield Municipal Bond Fund paid HIFSCO an effective management fee equal to 0.04% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $500 million, 0.475% of the next $4 billion, 0.455% of the next $5 billion and 0.445% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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Charles Grande, Executive Vice President and sector head for Municipals of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and deputy group head at Credit Suisse Financial Products Co. and an assistant vice president responsible for municipal credit analysis at MBIA.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

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THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of “investment grade” quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least “Aa3” by Moody’s. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund’s portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select securities by assessing such factors as security structure, break even inflation rates, an issuer’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

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Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Inflation-Protected Debt Securities Risk - Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

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Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund’s net asset value.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Securities Lending Risk - Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 5.76% (1st quarter, 2008) and the lowest quarterly return was -3.47% (2nd quarter, 2004).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/02)
Class I Return Before Taxes (1)	-0.23%	3.96%	4.80%
Class I Return After Taxes on Distributions (1)	-2.04%	2.54%	3.48%
Class I Return After Taxes on Distributions and Sale of Fund shares (1)	-0.10%	2.62%	3.40%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-2.35%	4.07%	5.20%

Index: The Barclays Capital U.S. TIPS Index (formerly known as the Lehman Brothers U.S. TIPS Index) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%
Distribution and service (12b-1) fees	None
Other expenses
Interest expenses	0.05%
All other expenses	0.17%
Total other expenses	0.22%
Total annual operating expenses	0.75%
Less: Contractual expense reimbursement(1)	0.10%
Net annual operating expenses(1)	0.65%

(1)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.75%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.60%. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking, described above, is due to interest expenses on reverse repurchase agreements. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 66
Year 3	$ 230
Year 5	$ 407
Year 10	$ 921

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and

55

investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Inflation Plus Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978. Prior to joining the firm, he was a Vice President and fixed income manager for J.P. Morgan & Company.

56

THE HARTFORD INTERNATIONAL GROWTH FUND

INVESTMENT GOAL. The Hartford International Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of security selection. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (“MSCI EAFE Growth Index”) is researched by the team and global industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may invest in a broad range of market capitalizations generally greater than $1 billion, but tends to focus on mid to large capitalization companies. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to

57

that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 25.04% (2nd quarter, 2003) and the lowest quarterly return was -27.23% (3rd quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class I Return Before Taxes (1)	-56.56%	-3.10%	-1.68%
Class I Return After Taxes on Distributions (1)	-56.64%	-4.34%	-2.43%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-36.76%	-2.56%	-1.31%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	-42.46%	1.77%	0.42%

Index: The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the growth securities within the MSCI EAFE Index. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

58

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.13%
Total annual operating expenses(1)	1.03%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 105
Year 3	$ 328
Year 5	$ 569
Year 10	$ 1,259

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Growth Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management from 2000 to 2005.

59

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opprotunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). As of December 31, 2008, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $178 million and $201 billion. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

60

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. No performance history has been provided for Class I shares of this fund because this fund share class has been in operation for less than one full calendar year. However, the bar chart and table below reflect performance for Class A Shares of the fund (Class A shares are not offered in this prospectus) and indicate the risks of investing in the fund. The bar chart shows how the fund’s Class A shares total return has varied from year to year, while the table shows how the fund’s Class A shares performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. No sales charge is applicable to Class I shares.

The annual return variability of the fund’s Class I shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class I shares for the periods presented in the bar chart would have been higher than the annual returns shown for the fund’s Class A shares because of the difference in the expenses borne by each class of shares.

The table shows returns for Class A shares on a before-tax and after-tax basis. Returns are shown for only Class A shares and will vary for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was

-22.43% (3rd quarter, 2002).

(1)	Class I shares commenced operations on May 30, 2008. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes	-42.58%	3.65%	1.83%
Class I Return After Taxes on Distributions	-43.15%	2.68%	1.12%
Class I Return After Taxes on Distributions and Sale of Fund Shares	-27.65%	3.11%	1.50%
MSCI AC (All Country) World Free ex US Index (reflects no deduction for fees, expenses or taxes)	-45.24%	3.00%	2.27%

Index:

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The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual operating expenses(1)	1.00%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.32%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 102
Year 3	$ 318
Year 5	$ 552
Year 10	$ 1,225

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000. Mr. Choumenkovitch joined Wellington Management as an investment professional in 1995.

62

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small-capitalization companies. The fund defines small capitalization companies as companies with a market capitalization no greater than $10 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm’s proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the issuer’s region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks candidates that exhibit some combination of:

•	a well-articulated business plan,
•	experienced management,
•	a sustainable competitive advantage, and
•	strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

63

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to May 31, 2007, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 23.04% (2nd quarter, 2003) and the lowest quarterly return was -25.27% (3rd quarter, 2008).

(1)	Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

64

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class I Return Before Taxes (1)	-43.03%	1.57%	5.18%
Class I Return After Taxes on Distributions (1)	-43.18%	-1.22%	3.07%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-27.97%	0.51%	3.82%
S&P/Citigroup Extended Market Euro-Pacific Index	-46.62%	3.03%	5.71%
(reflects no deduction for fees, expenses or taxes)	-43.03%	1.57%	5.18%

Index: The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country’s market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the U.S. and Canada. You cannot invest directly in an index.

(1)	Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.26%
Total annual operating expenses(1)	1.16%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 118
Year 3	$ 368
Year 5	$ 638
Year 10	$ 1,409

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Small Company Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

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The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Thomas joined Wellington Management as an investment professional in 2002.

Daniel Maguire, CFA, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years. Mr. Maguire joined Wellington Management as an investment professional in 2004.

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THE HARTFORD MIDCAP FUND

INVESTMENT GOAL. The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was approximately $24 million to $15 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. No performance history has been provided for Class I shares of this fund because this fund share class has been in operation for less than one full calendar year. However, the bar chart and table below reflect performance for Class A Shares of the fund (Class A shares are not offered in this prospectus) and indicate the risks of investing in the fund. The bar chart shows how the fund’s Class A shares total return has varied from year to year, while the table shows how the fund’s Class A shares performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. No sales charge is applicable to Class I shares.

The annual return variability of the fund’s Class I shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class I shares for the periods presented in the bar chart would have been higher than the annual returns shown for the fund’s Class A shares because of the difference in the expenses borne by each class of shares.

The table shows returns for Class A shares on a before-tax and after-tax basis. Returns are shown for only Class A shares and will vary for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 29.78% (4th quarter, 1999) and the lowest quarterly return was

-23.66% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-39.35%	0.81%	7.94%
Class A Return After Taxes on Distributions	-39.35%	-1.05%	6.30%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-25.58%	0.76%	6.62%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	-39.50%	0.95%	7.75%

Index: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.74%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.24%
Total annual operating expenses(1)	0.98%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.12%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

(2)	“Other Expenses” are estimated for the current fiscal year and include transfer agent fees, custodial fees, and accounting, legal and other expenses that the fund pays.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each

68

period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 100
Year 3	$ 312
Year 5	$ 542
Year 10	$ 1,201

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Fund paid HIFSCO an effective management fee equal to 0.74% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Phillip H. Perelmuter, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1997. Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

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THE HARTFORD SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•	have potential for above-average earnings growth,
•	are undervalued in relation to their investment potential,
•	have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
•	are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger

70

companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund. The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

Hartford Investment Management became an additional sub-adviser effective June 2006.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was -26.29% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes (1)	-40.74%	0.21%	2.83%
Class I Return After Taxes on Distributions (1)	-40.74%	-0.55%	2.04%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-26.48%	0.27%	2.33%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses	0.38%
Total annual operating expenses	1.19%
Less: Contractual expense reimbursement(1)	0.04%
Net annual operating expenses(1)	1.15%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.15%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 117
Year 3	$ 374
Year 5	$ 650
Year 10	$ 1,440

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Small Company Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $250 million, 0.800% of the next $250 million, 0.750% of the next $500 million, 0.700% of the next $500 million, 0.650% of the next $3.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

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SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is managed by Steven C. Angeli, Stephen Mortimer and Mario E. Abularach.

Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Mortimer joined Wellington Management as an investment professional in 2001.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

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THE HARTFORD SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund’s sub-advisers believe have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund’s portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund’s market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation, momentum, balance sheet and situations and events factors. Valuation factors capture cheapness. Balance sheet factors analyze the quality of earnings and capital. Momentum factors focus on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. Situations and events factors exploit opportunities arising from idiosyncratic events or transient situations.

Hartford Investment Management seeks to achieve the fund’s goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

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Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Class A shares were not offered prior to February 19, 2002, accordingly performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A and L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would differ from the annual returns shown for Class A and L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund’s performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became an additional sub-adviser effective November 2006.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was

-25.95% (4th quarter, 2008).

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(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes(1)	-37.58%	-4.04%	2.03%
Class I Return After Taxes on Distributions(1)	-37.58%	-4.27%	-0.15%
Class I Return After Taxes on Distributions and Sale of Fund Shares(1)	-24.43%	-3.18%	0.91%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses	0.36%
Total annual operating expenses	1.17%
Less: Contractual expense reimbursement(1)	0.02%
Net annual operating expenses(1)	1.15%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.15%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 117
Year 3	$ 370
Year 5	$ 642
Year 10	$ 1,419

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford SmallCap Growth Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

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The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $250 million, 0.650% of the next $4.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is co-managed by David J. Elliott and Doris T. Dwyer.

David J. Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Ms. Dwyer joined Wellington Management as an investment professional in 1998.

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THE HARTFORD STOCK FUND

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund’s assets in equity securities. The fund’s diversified portfolio of equity securities are evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. No performance history has been provided for Class I shares of this fund because this fund share class has been in operation for less than one full calendar year. However, the bar chart and table below reflect performance for Class A Shares of the fund (Class A shares are not offered in this prospectus) and indicate the risks of investing in the fund. The bar chart shows how the fund’s Class A shares total return has varied from year to year, while the table shows how the fund’s Class A shares performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. No sales charge is applicable to Class I shares.

The annual return variability of the fund’s Class I shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class I shares for the periods presented in the bar chart would have been higher than the annual returns shown for the fund’s Class A shares because of the difference in the expenses borne by each class of shares.

The table shows returns for Class A shares on a before-tax and after-tax basis. Returns are shown for only Class A shares and will vary for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 14.47% (4th quarter, 1999) and the lowest quarterly return was

-24.52% (4th quarter, 2008).

(1)	Class I shares commenced operations on May 30, 2008. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes(1)	-43.51%	-5.36%	-3.24%
Class I Return After Taxes on Distributions(1)	-43.98%	-5.43%	-3.37%
Class I Return After Taxes on Distributions and Sale of Fund Shares(1)	-28.26%	-4.45%	-2.62%
S&P 500 Index	-36.99%	-2.19%	-1.38%

Index:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1)	Class I shares commenced operations on May 30, 2008. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total annual operating expenses(1)	0.76%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.00%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms

79

unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 78
Year 3	$ 243
Year 5	$ 422
Year 10	$ 942

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Stock Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2005 and for clients of the firm for the past four years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was an investment professional with The Boston Company Asset Management (1988 – 2005).

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THE HARTFORD STRATEGIC INCOME FUND

INVESTMENT GOAL. The Hartford Strategic Income Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities. The fund focuses its investments, under normal circumstances, in non-investment grade debt securities, foreign securities, and highly rated securities. Non-investment grade debt securities are securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade debt securities are commonly referred to as “high yield - high risk” or “junk bonds”. Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets. Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The fund may also invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities, preferred stock, and common stock. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes. The fund may invest in debt securities of any maturity.

The fund will generally hold a diversified portfolio of investments in various sectors, although the fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.

The overall investment approach of Hartford Investment Management’s team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks:

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illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Unsecured Loans Risk - Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.

Valuation Risk - In some circumstances, the fund’s investments could become harder to value.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the

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same time period and since inception compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns for calendar year 2008

During the periods shown in the bar chart, the highest quarterly return was 1.06% (2nd quarter, 2008) and the lowest quarterly return was -10.55% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 05/31/07)
Class I Return Before Taxes	-17.16%	-10.34%
Class I Return After Taxes on Distributions	-19.25%	-13.26%
Class I Return After Taxes on Distributions and Sale of Fund Shares	-10.96%	-10.37%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	6.91%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.20%
Total annual operating expenses(1)	0.75%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.90%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 77
Year 3	$ 240
Year 5	$ 417
Year 10	$ 930

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Strategic Income Fund paid HIFSCO an effective management fee equal to 0.19% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $500 million, 0.475% of the next $4 billion, 0.455% of the next $5 billion and 0.445% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund is managed by a team of portfolio managers including Michael Bacevich, Michael Gray, Mark Niland, Peter Perrotti, Nasri Toutoungi and Edward Vaimberg.

Michael Bacevich, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Bacevich joined Hartford Investment Management in 2004. Previously Mr. Bacevich was the head of the Leveraged Loan Team at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Michael Gray, CFA, Managing Director and head of Investment Grade Corporate of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.

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Mark Niland, CFA, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

Peter Perrotti, CFA, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Perrotti joined Hartford Investment Management in 1990 and has served in various capacities including head of the Government and Residential Securities Sector, analytical support, CMO trading, derivatives trading and portfolio management since that time. Prior to joining Hartford Investment Management, he was employed by The Travelers, where he served as an Actuarial Associate.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a managing director of Blackrock, Inc. from 1998 to January 2002 and a director and partner of Rogge Global Partners from 1997 to 1998.

Edward Vaimberg, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a managing director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

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THE HARTFORD TAX-FREE NATIONAL FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Tax-Free California Fund (the “Acquired Fund”) and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).

The Board of Directors of The Hartford Mutual Funds has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about July 16, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 65% of the tax-exempt obligations purchased by the fund will be of “investment grade” quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”), or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below-investment-grade. Debt securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds”. The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund’s holdings may range from 5 to 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund’s yield.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may

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become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Municipal Securities Risk - State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to May 31, 2007, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Class A shares were not offered prior to February 19, 2002, accordingly performance history prior to that date is based upon that of the fund’s Class E shares (Class E shares are not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A and E shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would differ from the annual returns shown for Class A and E shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund’s performance when it was managed by a previous investment adviser. In the bar chart and the table, the total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 5.09% (3rd quarter, 2002) and the lowest quarterly return was -10.36% (4th quarter, 2008).

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(1)

Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class E shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes(1)	-18.84%	-1.54%	1.69%
Class I Return After Taxes on Distributions(1)	-18.84%	-1.54%	1.69%
Class I Return After Taxes on Distributions and Sale of Fund Shares(1)	-10.54%	-0.68%	2.10%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-2.47%	2.71%	4.26%

Index: The Barclays Capital Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1)

Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class E shares.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Acquired Fund fees and expenses	0.02%
Total annual operating expenses	0.63%
Less: Contractual expense reimbursement (2)	0.01%
Net annual operating expenses(2)	0.62%

(1)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(2) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.75%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.60%. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 63
Year 3	$ 201
Year 5	$ 350
Year 10	$ 785

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and

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investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Tax-Free National Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.500% of the first $500 million, 0.450% of the next $4.5 billion, 0.430% of the next $5 billion and 0.420% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Charles Grande, Executive Vice President and sector head for Municipals of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

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THE HARTFORD TOTAL RETURN BOND FUND

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below-investment-grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below-investment-grade. Securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

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Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns

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depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 4.10% (4th quarter, 2000) and the lowest quarterly return was -3.88% (3rd quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes (1)	-5.45%	1.71%	4.04%
Class I Return After Taxes on Distributions (1)	-7.43%	0.16%	2.18%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-3.52%	0.63%	2.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	5.63%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual operating expenses(1)	0.68%

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(1) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.75%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 69
Year 3	$ 218
Year 5	$ 379
Year 10	$ 847

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Total Return Bond Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.525% of the next $500 million, 0.500% of the next $4 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

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THE HARTFORD VALUE FUND

INVESTMENT GOAL. The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to May 31, 2007, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 16.34% (2nd quarter, 2003) and the lowest quarterly return was

-19.93% (3rd quarter, 2002).

(1)	Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class I Return Before Taxes (1)	-33.76%	0.50%	-0.09%
Class I Return After Taxes on Distributions (1)	-34.29%	-0.08%	-0.44%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-21.96%	0.41%	-0.04%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	0.12%

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1)	Class I shares commenced operations on May 31, 2007. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses(1)	0.96%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.15%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each

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contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 98
Year 3	$ 306
Year 5	$ 531
Year 10	$ 1,178

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Fund paid HIFSCO an effective management fee equal to 0.80% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475 of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management (2004 – 2006).

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THE HARTFORD VALUE OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer’s earnings power, and its growth potential. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•	attractive valuation,
•	a strong management team, and
•	strong industry position.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Class A shares were not offered prior to February 19, 2002, accordingly performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A and L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would differ from the annual returns shown for Class A and L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

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The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund’s performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 21.74% (2nd quarter, 2003) and the lowest quarterly return was

-20.83% (4th quarter, 2008).

(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class I Return Before Taxes(1)	-41.84%	-4.07%	0.56%
Class I Return After Taxes on Distributions(1)	-42.30%	-5.29%	-0.79%
Class I Return After Taxes on Distributions and Sale of Fund Shares(1)	-27.21%	-3.24%	0.14%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.25%	-0.72%	1.69%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%

Indices: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses. Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.77%
Distribution and service (12b-1) fees	None
Other expenses	0.37%
Total annual operating expenses	1.14%
Less: Contractual expense reimbursement(2)	0.04%
Net annual operating expenses(2)	1.10%

(1)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at the first two breakpoints of this fund.
(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.10%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 112
Year 3	$ 358
Year 5	$ 624
Year 10	$ 1,383

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $100 million, 0.750% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2009 and has been involved in portfolio management and securities analysis for the fund since 2003. Mr. Palmer joined Wellington Management as an investment professional in 1998.

David R. Fassnacht, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Fassnacht joined Wellington Management as an investment professional in 1991.

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James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

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THE HARTFORD EQUITY GROWTH ALLOCATION FUND

INVESTMENT GOAL. The Hartford Equity Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds. It does this by investing in a combination of other Hartford Mutual Funds - the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds (both domestic and international equity funds) based on the fund’s investment objective and on internally generated research.
•	Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.
•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	ETFs
The Hartford Fundamental Growth Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Growth Fund	SPDR DJ Wilshire REIT ETF
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than

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its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the sub-adviser effective August 1, 2007. Performance information prior August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 8.29% (4th quarter, 2006) and the lowest quarterly return was

-22.89% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 05/28/04)
Class I Return Before Taxes (1)	-40.65%	-1.63%
Class I Return After Taxes on Distributions (1)	-41.08%	-2.47%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-26.31%	-1.43%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%(2)

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

(2) Return is from 5/31/2004 - 12/31/2008.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Acquired Fund fees and expenses	0.86%
Total annual operating expenses(1)	1.16%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.35%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 118
Year 3	$ 368
Year 5	$ 638
Year 10	$ 1,409

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Equity Growth Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD GROWTH ALLOCATION FUND

INVESTMENT GOAL. The Hartford Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	Fixed Income and Money Market Funds
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select MidCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

105

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

106

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the sub-adviser effective August 1, 2007. Performance information prior August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

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Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 6.84% (4th quarter, 2006) and the lowest quarterly return was -18.35% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class I Return Before Taxes (1)	-34.37%	-0.53%
Class I Return After Taxes on Distributions (1)	-35.25%	-1.56%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-22.07%	-0.65%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%(2)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(2)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

(2) Return is from 5/31/2004 - 12/31/2008.

108

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.13%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Acquired Fund fees and expenses	0.80%
Total annual operating expenses(1)	1.03%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.25%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 105
Year 3	$ 328
Year 5	$ 569
Year 10	$ 1,259

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Allocation Fund paid HIFSCO an effective management fee equal to 0.13% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

109

THE HARTFORD BALANCED ALLOCATION FUND

INVESTMENT GOAL. The Hartford Balanced Allocation Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 60% of assets in equity funds and approximately 40% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Capital Appreciation II Fund	The Hartford High Yield Fund
The Hartford Disciplined Equity Fund	The Hartford Income Fund
The Hartford Dividend and Growth Fund	The Hartford Inflation Plus Fund
The Hartford Equity Income Fund	The Hartford Short Duration Fund
The Hartford Fundamental Growth Fund	The Hartford Strategic Income Fund
The Hartford Growth Fund	The Hartford Total Return Bond Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund	ETFs
The Hartford Select MidCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Select SmallCap Value Fund	Portfolio ETF
The Hartford Small Company Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Value Fund	SPDR DJ Wilshire REIT ETF

Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

110

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

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Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the sub-adviser effective August 1, 2007. Performance information prior August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 5.53% (4th quarter, 2006) and the lowest quarterly return was -16.04% (4th quarter, 2008).

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(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class I Return Before Taxes (1)	-29.33%	-0.26%
Class I Return After Taxes on Distributions (1)	-30.14%	-1.36%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-18.98%	-0.54%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%(2)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(2)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

(2) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.13%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Acquired Fund fees and expenses	0.75%
Total annual operating expenses(1)	0.97%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.15%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 99
Year 3	$ 309
Year 5	$ 536
Year 10	$ 1,190

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MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Balanced Allocation Fund paid HIFSCO an effective management fee equal to 0.13% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD CONSERVATIVE ALLOCATION FUND

INVESTMENT GOAL. The Hartford Conservative Allocation Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and enhance returns. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 40% of assets in equity funds and approximately 60% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Dividend and Growth Fund	The Hartford Income Fund
The Hartford Equity Income Fund	The Hartford Inflation Plus Fund
The Hartford Fundamental Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Strategic Income Fund
The Hartford LargeCap Growth Fund	The Hartford Total Return Bond Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund	ETFs
The Hartford Value Fund	Powershares Emerging Markets Sovereign Debt
Portfolio ETF
Global and International Equity Funds	SPDR DJ Wilshire International Real Estate ETF
The Hartford Global Growth Fund	SPDR DJ Wilshire REIT ETF
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

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MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

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Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the sub-adviser effective August 1, 2007. Performance information prior August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 3.86% (4th quarter, 2006) and the lowest quarterly return was -12.73% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class I Return Before Taxes (1)	-22.94%	0.01%
Class I Return After Taxes on Distributions (1)	-23.99%	-1.30%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-14.82%	-0.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70%(2)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(2)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

(2) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Acquired Fund fees and expenses	0.69%
Total annual operating expenses(1)	1.00%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.10%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 102
Year 3	$ 318
Year 5	$ 552
Year 10	$ 1,225

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and

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investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Conservative Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

119

THE HARTFORD INCOME ALLOCATION FUND

INVESTMENT GOAL. The Hartford Income Allocation Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goals through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

••

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Fixed Income and Money Market Funds	ETFs
The Hartford Floating Rate Fund	Powershares Emerging Markets Sovereign Debt
The Hartford High Yield Fund	Portfolio ETF
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

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Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class I shares were not offered prior to August 31, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A is not offered in this prospectus). Although Class I share returns would have been substantially similar to those of the fund’s Class A shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class I shares would have been higher than the annual returns shown for Class A shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

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The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the sub-adviser effective August 1, 2007. Performance information prior August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class I total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 2.60% (3rd quarter, 2006) and the lowest quarterly return was

-6.92% (4th quarter, 2008).

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 05/28/04)
Class I Return Before Taxes (1)	-10.73%	0.42%
Class I Return After Taxes on Distributions (1)	-12.43%	-1.03%
Class I Return After Taxes on Distributions and Sale of Fund Shares (1)	-6.88%	-0.39%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18%(2)

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)	Class I shares commenced operations on August 31, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

(2) Return is from 5/31/2004 - 12/31/2008.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.27%
Acquired Fund fees and expenses	0.61%
Total annual operating expenses	1.03%
Less: Contractual expense reimbursement(1)	0.08%
Net annual operating expenses(1)	0.95%

(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.95%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 97
Year 3	$ 320
Year 5	$ 561
Year 10	$ 1,252

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Income Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

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Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

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	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Fund of Funds Structure

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds. Other than the Checks and Balances Fund, each fund’s sub-adviser invests that fund’s assets in a combination of other Hartford Mutual Funds (“Underlying Funds”) and Exchange-Traded Funds (“ETFs”). The Checks and Balances Fund maintains approximately equal investments in three Underlying Funds. Each fund of funds’ share price changes daily based on the performance of the Underlying Funds in which it invests, and the ability of each fund of funds to meet its investment goal is directly related to its particular target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal. The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related to the Fund of Funds Structure:

•	Each fund of funds is exposed to the risks of its Underlying Funds in proportion to the amount of assets the fund allocates to each Underlying Fund.
•	By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund of funds’ direct fees and expenses.
•

A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund.

•	Rebalancing Underlying Funds may increase transaction costs, although the sub-advisers attempt to minimize these costs.
•

Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds. Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates

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than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds. To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

•

The investment allocation limitations of the Checks and Balances Fund and Target Retirement Funds make these funds less flexible in their investment strategies than the other funds of funds. In addition, Target Retirement Funds’ asset allocations may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk. You should consider a number of factors beyond target retirement date when evaluating whether or not to invest in these funds.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.
•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups
•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

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•	less uniform accounting, auditing and financial reporting standards
•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of

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the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. Except with respect to High Yield Municipal Bond Fund, Tax-Free National Fund and Tax-Free California Fund, a fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. High Yield Municipal Bond Fund, Tax-Free National Fund and Tax-Free California Fund each have a “fundamental” policy to invest at least 80% of its assets in investments the income of which is exempt from federal income tax and, with respect to Tax-Free California Fund, the income tax of California. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A

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description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Advisers

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

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CLASSES OF SHARES

Class I Shares have their own cost structure. For actual past expenses of the share class, see the fund-by-fund summary information earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

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DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities,

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Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

Class I Share Investor Requirements

Investors may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Funds, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program. These financial intermediaries may purchase Class I shares at net asset value without an additional distribution fee.

Ineligible investors who select Class I shares will be issued Class A shares. Class A shares are subject to a front-end sales charge and distribution fee.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Opening an Account

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

••	$1000 per fund.
•	Subsequent investments: $50 per fund.
•

Minimum investment amounts may be waived for certain current or retired officers, directors, trustees and employees and their families of The Hartford, Wellington Management and their affiliates, as well as certain broker sponsored wrap-fee programs or at the transfer agent’s discretion.

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative.

4. Make your initial investment selection. Your financial representative can initiate any purchase, exchange or sale of shares.

Buying Shares

As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the Funds, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program. Your initial investment must meet the minimum requirement of $1000. See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

Exchanges

Class I shares may only be exchanged for Class I shares of any other Hartford Mutual Fund, if available, by having your financial representative process your exchange request. Class I shares may not be exchanged for any other class. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class A, B, C, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

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Selling Shares

You may redeem your shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the funds and may charge you for this service.

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Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

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Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund

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calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Account Statements

You will receive account and tax information statements, if applicable, from your financial intermediary pursuant to their policies.

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FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually.

Dividends from the net investment income of the following funds are declared and paid quarterly:

• Checks and Balances Fund	• Balanced Allocation Fund
• Dividend and Growth Fund	• Conservative Allocation Fund
• Equity Income Fund

Dividends from the net investment income of the following funds are declared and paid monthly:

• Income Allocation Fund

Dividends from net investment income of the following funds are declared daily and paid monthly:

• Floating Rate Fund	• Strategic Income Fund
• High Yield Fund	• Tax-Free National Fund
• High Yield Municipal Bond Fund	• Total Return Bond Fund
• Inflation Plus Fund

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Each fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund of funds from an Underlying Fund generally will be treated as ordinary income of the fund of funds if paid from the Underlying Fund’s ordinary income or short-term capital gains. Distributions paid from an Underlying Fund’s long-term capital gains, however, generally will be treated by a fund of funds as long-term capital gains. With respect to the funds of funds, a portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the fund.

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Additional Information

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a fund.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

Taxes On Distributions (Tax-Free Funds Only)

High Yield Municipal Bond Fund and Tax-Free National Fund intend to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders’ Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. The fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

141

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

No financial highlight information is available for Class I shares of the MidCap Fund because they had not commenced operations as of the date of this prospectus.

142

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Balanced Allocation Fund(g)
For the Year Ended October 31, 2008
Class I	$13.09	$0.33	$—	$(3.86)	$(3.53)	$(0.51)	$(0.58)	$—	$(1.09)	$(4.62)	$8.47	(29.15)%	$2,238	0.22%	0.22%	0.22%	1.59%	18
For the Year Ended October 31, 2007
Class I	12.00	0.26	—	1.50	1.76	(0.40)	(0.27)	—	(0.67)	1.09	13.09	15.35	927	0.22	0.22	0.22	1.88	34
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	11.66	0.05	—	0.34	0.39	(0.05)	—	—	(0.05)	0.34	12.00	3.35(f)	353	0.39(e)	0.39(e)	0.39(e)	1.47(e)	15
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2008(h)
Class I	45.90	0.28	—	(19.04)	(18.76)	—	(3.73)	—	(3.73)	(22.49)	23.41	(44.27)	438,528	0.81	0.81	0.81	0.87	82
For the Year Ended October 31, 2007(h)
Class I	39.69	0.26	—	9.39	9.65	(0.40)	(3.04)	—	(3.44)	6.21	45.90	26.49(i)	156,616	0.79	0.79	0.79	0.65	72
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	37.53	—	—	2.16	2.16	—	—	—	—	2.16	39.69	5.76(f)	5,193	0.88(e)	0.88(e)	0.88(e)	0.17(e)	74
The Hartford Capital Appreciation II Fund
For the Year Ended October 31, 2008
Class I	17.02	0.04	—	(7.09)	(7.05)	—	(1.17)	—	(1.17)	(8.22)	8.80	(44.23)	79,436	1.08	1.08	1.08	0.43	159
For the Year Ended October 31, 2007
Class I	13.14	0.02	—	4.17	4.19	—	(0.31)	—	(0.31)	3.88	17.02	32.60	83,905	1.11	1.11	1.11	0.31	102
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	12.51	—	—	0.63	0.63	—	—	—	—	0.63	13.14	5.04(f)	3,316	1.46(e)	0.80(e)	0.80(e)	0.45(e)	113
The Hartford Checks and Balances Fund(g)
From (commencement of operations) February 29, 2008, through October 31, 2008
Class I	9.89	0.14	—	(2.57)	(2.43)	(0.14)	—	—	(0.14)	(2.57)	7.32	(23.71)(f)	8,293	0.16(e)	0.16(e)	0.16(e)	2.09(e)	6
The Hartford Conservative Allocation Fund(g)
For the Year Ended October 31, 2008
Class I	11.61	0.39	—	(2.86)	(2.47)	(0.45)	(0.40)	—	(0.85)	(3.32)	8.29	(22.73)	418	0.31	0.31	0.31	4.43	27
For the Year Ended October 31, 2007
Class I	11.16	0.38	—	0.78	1.16	(0.42)	(0.29)	—	(0.71)	0.45	11.61	10.86	1,502	0.27	0.27	0.27	2.64	40
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	10.94	0.07	—	0.22	0.29	(0.07)	—	—	(0.07)	0.22	11.16	2.69(f)	10	0.72(e)	0.41(e)	0.41(e)	2.07(e)	29
The Hartford Diversified International Fund
From (commencement of operations) June 30, 2008, through October 31, 2008
Class I	10.00	0.01	—	(4.12)	(4.11)	—	—	—	—	(4.11)	5.89	(41.10)(f)	589	1.74(e)	1.30(e)	1.30(e)	0.53(e)	67
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2008
Class I	23.07	0.34	—	(7.27)	(6.93)	(0.38)	(1.24)	—	(1.62)	(8.55)	14.52	(32.02)	167,989	0.82	0.82	0.82	1.77	36
For the Year Ended October 31, 2007
Class I	21.46	0.36	—	2.98	3.34	(0.39)	(1.34)	—	(1.73)	1.61	23.07	16.67(i)	1,899	0.77	0.77	0.77	1.50	24
From (commencement of operations) August 31, 2006, through October 31, 2006(h)
Class I	20.48	0.03	—	1.03	1.06	(0.08)	—	—	(0.08)	0.98	21.46	5.20(f)	11	1.08(e)	0.98(e)	0.98(e)	0.59(e)	29
The Hartford Equity Growth Allocation Fund(g)
For the Year Ended October 31, 2008(h)
Class I	15.59	(0.03)	—	(5.75)	(5.78)	(0.60)	(0.90)	—	(1.50)	(7.28)	8.31	(40.73)	668	0.30	0.30	0.30	(0.29)	10
For the Year Ended October 31, 2007
Class I	13.22	0.19	—	2.71	2.90	(0.25)	(0.28)	—	(0.53)	2.37	15.59	22.75	64	0.39	0.37	0.37	(0.15)	37
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	12.59	(0.01)	—	0.64	0.63	—	—	—	—	0.63	13.22	5.00(f)	11	0.71(e)	0.48(e)	0.48(e)	(0.45)(e)	14
The Hartford Equity Income Fund
For the Year Ended October 31, 2008
Class I	15.12	0.35	—	(4.39)	(4.04)	(0.35)	(0.40)	—	(0.75)	(4.79)	10.33	(27.80)	1,449	0.90	0.85	0.85	2.80	53
For the Year Ended October 31, 2007
Class I	13.99	0.31	—	1.69	2.00	(0.33)	(0.54)	—	(0.87)	1.13	15.12	14.96	907	0.92	0.82	0.82	2.18	20
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	13.52	0.08	—	0.46	0.54	(0.07)	—	—	(0.07)	0.47	13.99	4.05(f)	106	1.37(e)	0.80(e)	0.80(e)	1.32(e)	24
The Hartford Floating Rate Fund
For the Year Ended October 31, 2008
Class I	9.79	0.57	—	(2.68)	(2.11)	(0.55)	—	—	(0.55)	(2.66)	7.13	(22.51)	171,007	0.74	0.74	0.74	6.28	18
For the Year Ended October 31, 2007
Class I	10.11	0.70	—	(0.32)	0.38	(0.70)	—	—	(0.70)	(0.32)	9.79	3.84	406,906	0.71	0.71	0.71	6.88	62
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	10.11	0.12	—	—	0.12	(0.12)	—	—	(0.12)	—	10.11	1.21(f)	61,805	0.74(e)	0.43(e)	0.43(e)	7.99(e)	33
The Hartford Global Equity Fund
From (commencement of operations) February 29, 2008, through October 31, 2008
Class I	10.00	0.07	—	(3.51)	(3.44)	—	—	—	—	(3.44)	6.56	(34.40)(f)	199	1.67(e)	1.31(e)	1.31(e)	1.06(e)	56

143

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Health Fund
For the Year Ended October 31, 2008
Class I	$18.96	$0.01	$—	$(4.86)	$(4.85)	$—	$(1.30)	$—	$(1.30)	$(6.15)	$12.81	(27.36)%	$43,036	1.11%	1.11%	1.11%	0.10%	67%
For the Year Ended October 31, 2007
Class I	17.86	0.01	—	1.77	1.78	—	(0.68)	—	(0.68)	1.10	18.96	10.48(i)	15,017	1.07	1.07	1.07	0.08	41
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	17.34	—	—	0.52	0.52	—	—	—	—	0.52	17.86	3.00(f)	785	1.26(e)	1.15(e)	1.15(e)	(0.20)(e)	30
The Hartford Growth Allocation Fund(g)
For the Year Ended October 31, 2008
Class I	14.49	0.37	—	(4.98)	(4.61)	(0.52)	(0.79)	—	(1.31)	(5.92)	8.57	(34.75)	1,310	0.23	0.23	0.23	0.97	13
For the Year Ended October 31, 2007
Class I	12.67	0.26	—	2.14	2.40	(0.30)	(0.28)	—	(0.58)	1.82	14.49	19.71	804	0.23	0.23	0.23	0.58	39
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	12.16	(0.01)	—	0.52	0.51	—	—	—	—	0.51	12.67	4.19(f)	10	0.66(e)	0.42(e)	0.42(e)	0.16(e)	13
The Hartford Growth Fund
For the Year Ended October 31, 2008(h)
Class I	21.34	0.02	—	(8.09)	(8.07)	—	(1.58)	—	(1.58)	(9.65)	11.69	(40.53)	48,174	0.89	0.89	0.89	0.14	106
For the Year Ended October 31, 2007
Class I	18.46	—	—	4.18	4.18	—	(1.30)	—	(1.30)	2.88	21.34	24.37(i)	35,626	0.91	0.91	0.91	0.02	89
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	17.64	—	—	0.82	0.82	—	—	—	—	0.82	18.46	4.65(f)	1,961	0.96(e)	0.96(e)	0.96(e)	(0.52)(e)	92
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2008(h)
Class I	38.39	0.07	—	(15.25)	(15.18)	(0.09)	(4.38)	—	(4.47)	(19.65)	18.74	(44.35)	118,918	0.86	0.86	0.86	0.25	142
For the Year Ended October 31, 2007
Class I	29.34	0.01	—	11.16	11.17	—	(2.12)	—	(2.12)	9.05	38.39	40.89(i)	40,678	0.86	0.86	0.86	0.09	120
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	27.95	(0.01)	—	1.40	1.39	—	—	—	—	1.39	29.34	4.97(f)	74	1.15(e)	1.11(e)	1.11(e)	(0.43)(e)	131
The Hartford High Yield Fund
For the Year Ended October 31, 2008(h)
Class I	7.93	0.60	—	(2.40)	(1.80)	(0.60)	—	—	(0.60)	(2.40)	5.53	(24.11)	777	0.82	0.82	0.82	8.82	111
From (commencement of operations) May 31, 2007, through October 31, 2007
Class I	8.25	0.26	—	(0.33)	(0.07)	(0.25)	—	—	(0.25)	(0.32)	7.93	(0.76)(f)	149	0.95(e)	0.75(e)	0.75(e)	8.07(e)	145
The Hartford High Yield Municipal Bond Fund
For the Year Ended October 31, 2008
Class I	9.47	0.51	—	(2.19)	(1.68)	(0.52)	—	—	(0.52)	(2.20)	7.27	(18.50)	54,029	0.69	0.17	0.17	5.84	65
From (date shares became available to the public) May 31, 2007, through October 31, 2007(j)
Class I	10.00	0.21	—	(0.53)	(0.32)	(0.21)	—	—	(0.21)	(0.53)	9.47	(3.21)(f)	6,879	0.80(e)	—(e)	—(e)	5.22(e)	23
The Hartford Income Allocation Fund(g)
For the Year Ended October 31, 2008
Class I	9.87	0.50	—	(1.47)	(0.97)	(0.50)	—	—	(0.50)	(1.47)	8.40	(10.37)	630	0.42	0.32	0.32	5.20	42
For the Year Ended October 31, 2007
Class I	9.89	0.44	—	0.01	0.45	(0.47)	—	—	(0.47)	(0.02)	9.87	4.66	1,122	0.49	0.32	0.32	5.12	35
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	9.84	0.06	—	0.05	0.11	(0.06)	—	—	(0.06)	0.05	9.89	1.17(f)	10	0.90(e)	0.37(e)	0.37(e)	4.27(e)	38
The Hartford Inflation Plus Fund
For the Year Ended October 31, 2008
Class I	10.68	0.62	—	(0.85)	(0.23)	(0.64)	—	—	(0.64)	(0.87)	9.81	(2.74)	27,135	0.75	0.65	0.60	5.28	437
For the Year Ended October 31, 2007
Class I	10.44	0.31	—	0.32	0.63	(0.39)	—	—	(0.39)	0.24	10.68	6.22	3,501	0.71	0.61	0.58	2.85	608
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	10.48	0.05	—	(0.05)	—	(0.04)	—	—	(0.04)	(0.04)	10.44	0.04(f)	18	0.98(e)	0.70(e)	0.70(e)	4.43(e)	193
The Hartford International Growth Fund
For the Year Ended October 31, 2008(h)
Class I	18.79	0.01	—	(9.35)	(9.34)	—	(2.41)	—	(2.41)	(11.75)	7.04	(56.75)	86,331	1.03	1.03	1.03	0.13	359
For the Year Ended October 31, 2007(h)
Class I	14.94	(0.01)	—	5.40	5.39	(0.18)	(1.36)	—	(1.54)	3.85	18.79	39.73(i)	3,543	1.12	1.12	1.12	(0.06)	242
From (commencement of operations) August 31, 2006, through October 31, 2006(h)
Class I	14.34	(0.02)	—	0.62	0.60	—	—	—	—	0.60	14.94	4.18(f)	10	1.53(e)	1.35(e)	1.35(e)	(0.49)(e)	165
The Hartford International Opportunities Fund
From (commencement of operations) May 30, 2008, through October 31, 2008(h)
Class I	17.53	0.06	—	(7.34)	(7.28)	—	—	—	—	(7.28)	10.25	(41.53)(f)	143	1.00(e)	1.00(e)	1.00(e)	1.19(e)	150

144

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford International Small Company Fund
For the Year Ended October 31, 2008(h)
Class I	$18.02	$0.11	$—	$(8.48)	$(8.37)	$(0.23)	$(1.95)	$—	$(2.18)	$(10.55)	$7.47	(52.43)%	$1,497	1.16%	1.16%	1.16%	1.23%	121%
From (commencement of operations) May 31, 2007, through October 31, 2007
Class I	17.10	0.02	—	0.90	0.92	—	—	—	—	0.92	18.02	5.38(f)	174	1.19(e)	1.19(e)	1.19(e)	0.77(e)	96
The Hartford Small Company Fund
For the Year Ended October 31, 2008
Class I	24.55	(0.02)	—	(8.72)	(8.74)	—	(2.63)	—	(2.63)	(11.37)	13.18	(39.41)	11,912	1.19	1.15	1.15	(0.15)	183
For the Year Ended October 31, 2007
Class I	21.59	(0.01)	—	4.84	4.83	—	(1.87)	—	(1.87)	2.96	24.55	24.28(i)	3,886	1.12	1.12	1.12	(0.16)	186
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	20.70	(0.01)	—	0.90	0.89	—	—	—	—	0.89	21.59	4.30(f)	69	1.38(e)	1.15(e)	1.15(e)	(0.58)(e)	170
The Hartford SmallCap Growth Fund
For the Year Ended October 31, 2008
Class I	33.64	(0.04)	—	(11.72)	(11.76)	—	(3.35)	—	(3.35)	(15.11)	18.53	(38.29)	3,159	1.17	1.15	1.15	(0.21)	103
For the Year Ended October 31, 2007
Class I	31.33	(0.03)	—	2.34	2.31	—	—	—	—	2.31	33.64	7.37(i)	4,614	1.21	1.15	1.15	(0.17)	105
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	28.90	(0.01)	—	2.44	2.43	—	—	—	—	2.43	31.33	8.41(f)	239	1.28(e)	1.15(e)	1.15(e)	(0.43)(e)	86
The Hartford Stock Fund
From (commencement of operations) May 30, 2008, through October 31, 2008
Class I	21.54	0.07	—	(7.84)	(7.77)	—	—	—	—	(7.77)	13.77	(36.08)(f)	64	0.76(e)	0.76(e)	0.76(e)	0.91(e)	90
The Hartford Strategic Income Fund
For the Year Ended October 31, 2008
Class I	9.77	0.69	—	(2.41)	(1.72)	(0.68)	—	—	(0.68)	(2.40)	7.37	(18.77)	24,508	0.75	0.38	0.38	7.37	132
From (date shares became available to the public) May 31, 2007, through October 31, 2007(j)
Class I	9.90	0.31	—	(0.13)	0.18	(0.31)	—	—	(0.31)	(0.13)	9.77	1.84(f)	11,212	0.82(e)	0.27(e)	0.27(e)	7.49(e)	40
The Hartford Tax-Free National Fund
For the Year Ended October 31, 2008(h)
Class I	10.90	0.48	—	(2.18)	(1.70)	(0.51)	—	—	(0.51)	(2.21)	8.69	(16.16)	4,705	0.66	0.60	0.60	4.89	77
From (commencement of operations) May 31, 2007, through October 31, 2007
Class I	11.17	0.21	—	(0.27)	(0.06)	(0.21)	—	—	(0.21)	(0.27)	10.90	(0.54)(f)	3,505	0.87(e)	0.60(e)	0.60(e)	4.81(e)	43
The Hartford Total Return Bond Fund
For the Year Ended October 31, 2008
Class I	10.52	0.52	—	(1.28)	(0.76)	(0.55)	—	—	(0.55)	(1.31)	9.21	(7.62)	6,128	0.68	0.68	0.68	5.10	184
For the Year Ended October 31, 2007
Class I	10.60	0.53	—	(0.07)	0.46	(0.54)	—	—	(0.54)	(0.08)	10.52	4.42	3,050	0.72	0.72	0.72	5.04	268
From (commencement of operations) August 31, 2006, through October 31, 2006
Class I	10.51	0.08	—	0.09	0.17	(0.08)	—	—	(0.08)	0.09	10.60	1.58(f)	38	1.01(e)	0.91(e)	0.91(e)	4.78(e)	456
The Hartford Value Fund
For the Year Ended October 31, 2008
Class I	14.15	0.17	—	(4.56)	(4.39)	(0.15)	(0.64)	—	(0.79)	(5.18)	8.97	(32.67)	598	0.96	0.96	0.96	1.66	57
From (commencement of operations) May 31, 2007, through October 31, 2007
Class I	13.85	0.03	—	0.27	0.30	—	—	—	—	0.30	14.15	2.17(f)	46	1.00(e)	1.00(e)	1.00(e)	1.00(e)	32
The Hartford Value Opportunities Fund
For the Year Ended October 31, 2008
Class I	18.13	0.07	—	(7.37)	(7.30)	(0.09)	(2.59)	—	(2.68)	(9.98)	8.15	(46.63)	1,139	1.22	1.15	1.15	0.99	65
For the Year Ended October 31, 2007
Class I	18.27	0.34	—	1.36	1.70	(0.32)	(1.52)	—	(1.84)	(0.14)	18.13	10.08(i)	4,659	1.22	1.15	1.15	0.61	77
From (commencement of operations) August 31, 2006, through October 31, 2006(h)
Class I	17.12	0.01	—	1.14	1.15	—	—	—	—	1.15	18.27	6.72(f)	12	1.38(e)	1.15(e)	1.15(e)	0.12(e)	57

145

_____________

(a)	Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page 147 for impact on ratios)
(e)	Annualized.
(f)	Not annualized.
(g)	Expense ratios do not include expenses of the underlying funds.
(h)	Per share amounts have been calculated using average shares outstanding method.
(i)	Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 149.
(j)	Information presented below represents the calculation of financial highlights from the commencement of Fund operations.

The Hartford High Yield Municipal Bond Fund
From (commencement of operations) May 1, 2007, through October 31, 2007
Class I	$10.00	$0.21	$—	$(0.53)	$(0.32)	$(0.21)	$—	$—	$(0.21)	$(0.53)	$9.47	(3.21)%(f)	$6,879	0.76%(e)	—%(e)	—%(e)	5.11%(e)	23%
The Hartford Strategic Income Fund
From (commencement of operations) May 15, 2007, through October 31, 2007
Class I	10.00	0.31	—	(0.23)	0.08	(0.31)	—	—	(0.31)	(0.23)	9.77	0.82(f)	11,212	0.79(e)	0.26(e)	0.26(e)	7.49(e)	42

146

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008		Year ended October 31, 2007		Year ended October 31, 2006
Balanced Allocation Fund
Class I Shares	0.22%		0.22%		0.39%	(a)
Capital Appreciation Fund
Class I Shares	0.81%		0.78%		0.88%	(a)
Capital Appreciation II Fund
Class I Shares	1.08%		1.10%		0.80%	(a)
Checks and Balances Fund
Class I Shares	0.16%	(e)
Conservative Allocation Fund
Class I Shares	0.31%		0.26%		0.41%	(a)
Diversified International Fund
Class I Shares	1.29%	(g)
Dividend and Growth Fund
Class I Shares	0.81%		0.76%		0.98%	(a)
Equity Growth Allocation Fund
Class I Shares	0.30%		0.37%		0.48%	(a)
Equity Income Fund
Class I Shares	0.84%		0.81%		0.80%	(a)
Floating Rate Fund
Class I Shares	0.74%		0.71%		0.43%	(a)
Global Equity Fund
Class I Shares	1.31%	(e)
Global Health Fund
Class I Shares	1.10%		1.08%		1.14%	(a)
Growth Allocation Fund
Class I Shares	0.23%		0.23%		0.42%	(a)
Growth Fund
Class I Shares	0.89%		0.90%		0.91%	(a)
Growth Opportunities Fund
Class I Shares	0.85%		0.86%		1.11%	(a)
High Yield Fund
Class I Shares	0.82%		0.75%	(d)
High Yield Municipal Bond Fund
Class I Shares	0.17%		0.00%	(b)
Income Allocation Fund
Class I Shares	0.32%		0.33%		0.37%	(a)
Inflation Plus Fund
Class I Shares	0.60%		0.58%		0.70%	(a)
International Growth Fund
Class I Shares	1.02%		1.09%		1.35%	(a)
International Opportunities Fund
Class I Shares	1.00%	(f)
International Small Company Fund
Class I Shares	1.16%		1.18%	(d)
Small Company Fund
Class I Shares	1.15%		1.12%		1.10%	(a)
SmallCap Growth Fund
Class I Shares	1.15%		1.15%		1.15%	(a)
Stock Fund
Class I Shares	0.76%	(f)
Strategic Income Fund
Class I Shares	0.38%		0.27%	(c)
Tax-Free National Fund
Class I Shares	0.60%		0.60%	(d)
Total Return Bond Fund
Class I Shares	0.68%		0.72%		0.91%	(a)
Value Fund
Class I Shares	0.95%		1.00%	(d)
Value Opportunities Fund
Class I Shares	1.15%		1.16%		1.15%	(a)
(a) From August 31, 2006 (commencement of operations), through October 31, 2006.

147

(b) From May 1, 2007(commencement of operations), through October 31, 2007.
(c) From May 15, 2007(commencement of operations), through October 31, 2007.
(d) From May 31, 2007 (commencement of operations), through October 31, 2007.
(e) From February 29, 2008 (commencement of operations), through October 31, 2008.
(f) From May 30, 2008 (commencement of operations), through October 31, 2008.
(g) From June 30, 2008 (commencement of operations), through October 31, 2008.

148

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

Fund	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Impact from Payment from Affiliate for Trading Reimbursements for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007

Capital Appreciation Class I	0.03%	—	26.45%
Dividend and Growth Fund Class I	0.03%	—	16.64%
Global Health Fund Class I	0.01%	—	10.46%
Growth Fund Class I	0.01%	—	24.35%
Growth Opportunities Fund Class I	0.03%	—	40.84%
International Growth Fund Class I	—	—	39.73%
Small Company Fund Class I	0.16%	0.22%	23.81%
SmallCap Growth Fund Class I	0.01%	—	7.36%
Value Opportunities Fund Class I	0.01%	—	10.07%

149

FUND CODE, CUSIP NUMBER AND SYMBOL

CLASS I SHARES
FUND NAME	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Capital Appreciation Fund	1303	416649309	ITHIX
The Hartford Capital Appreciation II Fund	1304	416649408	HCTIX
The Hartford Checks and Balances Fund	1573	41664L393	HCKIX
The Hartford Diversified International Fund	1566	41664L351	HDVIX
The Hartford Dividend and Growth Fund	1306	416649606	HDGIX
The Hartford Equity Income Fund	1307	416649705	HQIIX
The Hartford Floating Rate Fund	1308	416649804	HFLIX
The Hartford Global Equity Fund	1578	41664L450	HLEJX
The Hartford Global Health Fund	1309	416649887	HGHIX
The Hartford Growth Fund	1310	416641108	HGWJX
The Hartford Growth Opportunities Fund	1312	416641207	HGOIX
The Hartford High Yield Fund	1602	41664L625	HAHIX
The Hartford High Yield Municipal Bond Fund	1597	41664L674	HHMIX
The Hartford Inflation Plus Fund	1314	416649853	HIPIX
The Hartford International Growth Fund	1315	416649846	HNCJX
The Hartford International Opportunities Fund	1571	41664L294	IHOIX
The Hartford International Small Company Fund	1603	41 664L617	HNSJX
The Hartford MidCap Fund		41664M870
The Hartford Small Company Fund	1317	416649838	IHSIX
The Hartford SmallCap Growth Fund	1316	416641306	HSLIX
The Hartford Stock Fund	1572	41664L286	HASIX
The Hartford Strategic Income Fund	1601	41664L633	HSNIX
The Hartford Tax-Free National Fund	1605	41664L591	HTNIX
The Hartford Total Return Bond Fund	1318	416649820	ITBIX
The Hartford Value Fund	1604	41664L793	HVFIX
The Hartford Value Opportunities Fund	1319	416641405	HVOIX
The Hartford Equity Growth Allocation Fund	1301	416649101	HAAIX
The Hartford Growth Allocation Fund	1311	416649879	HRAIX
The Hartford Balanced Allocation Fund	1302	416649200	HBAIX
The Hartford Conservative Allocation Fund	1305	416649507	HCVIX
The Hartford Income Allocation Fund	1313	416649861	HINIX

150

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

151

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

THE HARTFORD MUTUAL FUNDS

Class R3, Class R4, Class R5 and

Class Y Shares

Retirement Plan Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities

or passed upon the adequacy

of this prospectus. Any

representation to the contrary

is a criminal offense.

Equity Funds	Fixed Income Funds
The Hartford Advisers Fund	The Hartford Floating Rate Fund
The Hartford Capital Appreciation Fund	The Hartford High Yield Fund
The Hartford Capital Appreciation II Fund	The Hartford Inflation Plus Fund
The Hartford Disciplined Equity Fund	The Hartford Money Market Fund
The Hartford Diversified International Fund	The Hartford Total Return Bond Fund
The Hartford Dividend And Growth Fund
The Hartford Equity Income Fund	Funds of Funds
The Hartford Global Equity Fund	The Hartford Checks And Balances Fund
The Hartford Global Growth Fund	The Hartford Equity Growth Allocation Fund
The Hartford Global Health Fund	The Hartford Growth Allocation Fund
The Hartford Growth Fund	The Hartford Balanced Allocation Fund
The Hartford Growth Opportunities Fund	The Hartford Conservative Allocation Fund
The Hartford International Growth Fund	The Hartford Income Allocation Fund
The Hartford International Opportunities Fund	The Hartford Target Retirement 2010 Fund
The Hartford Small Company Fund	The Hartford Target Retirement 2015 Fund
The Hartford SmallCap Growth Fund	The Hartford Target Retirement 2020 Fund
The Hartford Stock Fund	The Hartford Target Retirement 2025 Fund
The Hartford Value Fund	The Hartford Target Retirement 2030 Fund
The Hartford Value Opportunities Fund	The Hartford Target Retirement 2035 Fund
The Hartford Target Retirement 2040 Fund
The Hartford Target Retirement 2045 Fund
The Hartford Target Retirement 2050 Fund

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	4
The Hartford Advisers Fund	6
The Hartford Capital Appreciation Fund	10
The Hartford Capital Appreciation II Fund	13
The Hartford Checks and Balances Fund	17
The Hartford Disciplined Equity Fund	22
The Hartford Diversified International Fund	25
The Hartford Dividend and Growth Fund	28
The Hartford Equity Income Fund	31
The Hartford Floating Rate Fund	34
The Hartford Global Equity Fund	38
The Hartford Global Growth Fund	42
The Hartford Global Health Fund	46
The Hartford Growth Fund	50
The Hartford Growth Opportunities Fund	53
The Hartford High Yield Fund	56
The Hartford Inflation Plus Fund	60
The Hartford International Growth Fund	65
The Hartford International Opportunities Fund	69
The Hartford Money Market Fund	72
The Hartford Small Company Fund	76
The Hartford SmallCap Growth Fund	80
The Hartford Stock Fund	85
The Hartford Total Return Bond Fund	88
The Hartford Value Fund	92
The Hartford Value Opportunities Fund	95
The Hartford Equity Growth Allocation Fund	99
The Hartford Growth Allocation Fund	104
The Hartford Balanced Allocation Fund	110
The Hartford Conservative Allocation Fund	115
The Hartford Income Allocation Fund	120
The Hartford Target Retirement 2010 Fund	125
The Hartford Target Retirement 2015 Fund	131
The Hartford Target Retirement 2020 Fund	136
The Hartford Target Retirement 2025 Fund	142
The Hartford Target Retirement 2030 Fund	147
The Hartford Target Retirement 2035 Fund	153
The Hartford Target Retirement 2040 Fund	158
The Hartford Target Retirement 2045 Fund	163
The Hartford Target Retirement 2050 Fund	168
Investment Strategies and Risks	173
The Investment Manager and Sub-Advisers	179
Classes of Shares	180
Distribution Arrangements	181
How To Buy And Sell Shares	184
Fund Distributions and Tax Matters	189
Financial Highlights	190
Fees Paid Indirectly	200
Payments from Affiliate	203
Fund Code, CUSIP Number and Symbol	204
For More Information	207

3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class R3, Class R4, Class R5 and Class Y shares of the funds which are offered to employer-sponsored retirement plans. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class A, Class B and Class C shares are offered for most funds.
•	Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds.
•	Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.
•	Class L shares are offered to certain qualified investors.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the next page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Asset Allocation Funds, together with the Checks and Balances Fund and the Target Retirement Funds, are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). With respect to the Checks and Balances Fund, HIFSCO administers the asset allocation program and provides portfolio management for this fund. The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4

Share Classes Offered by Each Hartford Mutual Fund

Share Classes

	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
•	Not currently available

5

THE HARTFORD ADVISERS FUND

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•	equities,
•	debt securities, and
•	money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are at the discretion of Wellington Management Company, LLP (“Wellington Management”) and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Fitch, Inc. (“Fitch”)), or if unrated, securities deemed by Wellington Management to be of comparable quality. These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

6

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

7

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 10.28% (2nd quarter, 2003) and the lowest quarterly return was -16.90% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 year	5 years	10 years
Class Y Return Before Taxes	-32.04%	-2.25%	0.04%
Class R3 Return Before Taxes (1)	-32.50%	-2.53%	-0.10%
Class R4 Return Before Taxes (1)	-32.28%	-2.40%	-0.04%
Class R5 Return Before Taxes (1)	-32.09%	-2.29%	0.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%
Barclays Capital Government/Credit Bond index (reflects no deduction for fees, expenses or taxes)	5.70%	4.64%	5.64%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Government/Credit Bond Index) is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.43%	0.22%	0.15%	0.06%
Total annual operating expenses	1.57%	1.11%	0.79%	0.70%
Less: Contractual expense reimbursement(2)	0.14%	None	None	None
Net annual operating expenses(2)	1.43%	1.11%	0.79%	0.70%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

8

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.43%, 1.13% and 0.83%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 146	$ 113	$ 81	$ 72
Year 3	$ 482	$ 353	$ 252	$ 224
Year 5	$ 842	$ 612	$ 439	$ 390
Year 10	$ 1,856	$ 1,352	$ 978	$ 871

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Advisers Fund paid HIFSCO an effective management fee equal to 0.64% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.690% of the first $500 million, 0.625% of the next $500 million, 0.575% of the next $4 billion, 0.5725% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity portion of the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for the past four years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Higgins was an investment professional with The Boston Company Asset Management (1988 – 2005).

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income and money market portion of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years. Mr. Gootkind joined Wellington Management as an investment professional in 2000.

9

THE HARTFORD CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund generally will not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a “stock picking” approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

10

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 36.93% (4th quarter, 1999) and the lowest quarterly return was

-25.98% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-45.87%	0.12%	6.53%
Class R3 Return Before Taxes (1)	-46.28%	-0.19%	6.37%
Class R4 Return Before Taxes (1)	-46.10%	-0.05%	6.44%
Class R5 Return Before Taxes (1)	-45.93%	0.06%	6.50%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-1.95%	-0.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-45.87%	0.12%	6.53%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(2)	0.30%	0.21%	0.17%	0.06%
Total annual operating expenses(3)	1.45%	1.11%	0.82%	0.71%
(1)	Effective November 1, 2008, HIFSCO has added additional breakpoints to the management fee schedule for this fund.

11

(2)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.54%, 1.24% and 0.94%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 148	$ 113	$ 84	$ 73
Year 3	$ 459	$ 353	$ 262	$ 227
Year 5	$ 792	$ 612	$ 455	$ 395
Year 10	$ 1,735	$ 1,352	$ 1,014	$ 883

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation Fund paid HIFSCO an effective management fee equal to 0.66% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1996. Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 1998. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

12

THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential. The fund may trade securities actively.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies, each of which includes one or more specific portfolio management approaches. Each approach is focused on total return, and together the strategies represent an opportunistic, flexible and diversified fund profile. The fund is organized as follows:

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in common stocks covering a broad range of industries, companies, and market capitalizations that Wellington Management believes are undervalued and have the potential for appreciation.

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In aggregate managers in this sleeve will invest in companies across a range of market capitalizations, industries and countries.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

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Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 10.03% (2nd quarter, 2007) and the lowest quarterly return was -22.53% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 04/29/05)
Class Y Return Before Taxes	-42.59%	-1.18%
Class R3 Return Before Taxes (1)	-43.03%	-1.60%
Class R4 Return Before Taxes (1)	-42.83%	-1.39%
Class R5 Return Before Taxes (1)	-42.75%	-1.27%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-4.46%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.91%	0.91%	0.91%	0.91%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.36%	0.27%	0.25%	0.10%
Total annual operating expenses(2)	1.77%	1.43%	1.16%	1.01%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.85%, 1.55%, 1.25% and 1.25%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 180	$ 146	$ 118	$ 103
Year 3	$ 557	$ 452	$ 368	$ 322
Year 5	$ 959	$ 782	$ 638	$ 558
Year 10	$ 2,084	$ 1,713	$ 1,409	$ 1,236

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation II Fund paid HIFSCO an effective management fee equal to 0.91% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $250 million, 0.950% of the next $250 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund has employed a multiple portfolio manager structure since its inception in 2005. The five portfolio managers with the most significant responsibilities are set forth below:

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Carmen joined Wellington Management as an investment professional in 1999.

15

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Palmer joined Wellington Management as an investment professional in 1998.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Choumenkovitch joined the firm as an investment professional in 1995.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Pannell joined Wellington Management as an investment professional in 1974.

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THE HARTFORD CHECKS AND BALANCES FUND

INVESTMENT GOAL. The Hartford Checks and Balances Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of Hartford Mutual Funds (“Underlying Funds”): The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and The Hartford Total Return Bond Fund. The fund will make equal allocations (one-third each) of its assets to the Underlying Funds. The fund’s asset allocation and rebalancing strategy provides a system of “checks and balances” that provides diversification and prevents a single investment strategy from dominating the fund. The fund will not be actively managed, and the fund's assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the fund's investment in any single Underlying Fund deviates from the target allocation by more than 5%.

The Underlying Funds use a broad array of investment strategies, and may invest in a wide variety of instruments. Each Underlying Fund's investment goal and principal investment strategy are summarized below. The fund may add to or change the Underlying Funds in which the fund invests without the approval of shareholders. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled “Investment Goal and Principal Investment Strategies of the Underlying Funds”.

The Hartford Capital Appreciation Fund’s goal is growth of capital. The Fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

The Hartford Dividend and Growth Fund’s goal is a high level of current income consistent with growth of capital. The Fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by its sub-adviser. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund’s portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, the fund’s sub-adviser evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

The Hartford Total Return Bond Fund’s goal is a competitive total return, with income as a secondary objective. The Fund, under normal circumstances, invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch or securities which, if unrated, are determined by Hartford Investment Management Company (“Hartford Investment Management”) to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as “junk bonds”. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The Hartford Total Return Bond Fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

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Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition

18

to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The annual return variability of the fund’s Class R3 and Class R4 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class R5 shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3 and Class R4 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class R5 shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class R5 total return for calendar year 2008

During the period shown in the bar chart, the highest quarterly return was 0.08% (2nd quarter, 2008) and the lowest quarterly return was

-15.21% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 5/31/07)
Class R3 Return Before Taxes (1)	-28.78%	-17.50%
Class R4 Return Before Taxes (1)	-28.72%	-17.45%
Class R5 Return Before Taxes (1)	-28.64%	-17.39%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	6.91%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-27.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-26.73%

Indices: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

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(1)

Class R3, Class R4 and Class R5 shares commenced operations on August 29, 2008. Class R3, Class R4 and Class R5 share performance prior to August 29, 2008 reflects Class A share performance and operating expenses, adjusted to reflect the fact that R3, Class R4 and Class R5 have no sales charges.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	0.31%	0.26%	0.21%
Acquired Fund fees and expenses	0.66%	0.66%	0.66%
Total annual operating expenses	1.47%	1.17%	0.87%
Less: Contractual expense reimbursement(2)	0.02%	0.02%	None
Net annual operating expenses(2)	1.45%	1.15%	0.87%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.45%, 1.15% and 0.95%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 148	$ 117	$ 89
Year 3	$ 463	$ 370	$ 278
Year 5	$ 801	$ 642	$ 482
Year 10	$ 1,756	$ 1,419	$ 1,073

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Checks and Balances Fund paid HIFSCO an effective management fee equal to 0.00% of the fund’s average daily net assets.

PORTFOLIO MANAGEMENT. The fund is managed by HIFSCO’s Investment Oversight Committee, overseen by Vernon Meyer.

Vernon J. Meyer, CFA, Senior Vice President of HIFSCO and Chairman of the HIFSCO Investment Oversight Committee, has overseen the management of the fund since its inception (2007). Mr. Meyer has over 19 years of professional investment experience managing the money manager evaluation, selection and overall due diligence process. Prior to joining The Hartford in 2004, Mr. Meyer served as a vice president and managing director of MassMutual.

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THE HARTFORD DISCIPLINED EQUITY FUND

INVESTMENT GOAL. The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion. The fund’s portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security, favoring those with attractive valuation, momentum, balance sheet and situations and events factors. Valuation factors capture cheapness. Balance Sheet factors analyze the quality of earnings and capital. Momentum factors focus on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. Situations and events factors exploit opportunities arising from idiosyncratic events or transient situations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

21

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.51% (4th quarter, 1999) and the lowest quarterly return was

-21.05% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/98)
Class Y Return Before Taxes	-37.36%	-2.49%	-1.07%
Class R3 Return Before Taxes (1)	-37.88%	-2.79%	-1.23%
Class R4 Return Before Taxes (1)	-37.69%	-2.67%	-1.17%
Class R5 Return Before Taxes (1)	-37.44%	-2.54%	-1.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(2)	0.57%	0.23%	0.19%	0.09%
Total annual operating expenses	1.82%	1.23%	0.94%	0.84%
Less: Contractual expense reimbursement(3)	0.22%	None	None	None
Net annual operating expenses(3)	1.60%	1.23%	0.94%	0.84%
(1)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(2)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating

22

expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.60%, 1.30%, 1.00% and 0.95%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 163	$ 125	$ 96	$ 86
Year 3	$ 551	$ 390	$ 300	$ 268
Year 5	$ 965	$ 676	$ 520	$ 466
Year 10	$ 2,119	$ 1,489	$ 1,155	$ 1,037

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Disciplined Equity Fund paid HIFSCO an effective management fee equal to 0.80% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.675% of the next $500 million, 0.625% of next $4 billion, 0.6225% of next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

James A. Rullo, CFA, Senior Vice President and Director of the Quantitative Investment Group of Wellington Management, has served as portfolio manager for the fund since its inception in 1998. Mr. Rullo joined Wellington Management as an investment professional in 1994.

Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 1998. Mr. Chally joined Wellington Management in 1994 and has been an investment professional since 1996.

23

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

INVESTMENT GOAL. The Hartford Diversified International Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in foreign equity securities selected on the basis of potential for capital appreciation. The fund will seek to outperform the MSCI All Country World ex US Index. The MSCI All Country World ex US Index is currently comprised of forty-eight countries. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Under normal circumstances, the fund will invest in a broad range of companies across a broad range of countries. The fund may invest in companies of any market capitalization. The fund may trade securities actively.

The fund chooses the equity securities in which it invests using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies. Each strategy includes one or more specific portfolio management approaches that independently seek to provide total return. The fund does not allocate a set percentage to any specific strategy but instead seeks a flexible and diversified fund profile that maintains a significant allocation of investments across all three strategies. The three broad strategies the fund will pursue are:

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In the aggregate, managers will invest in companies across a range of market capitalizations, industries and countries.

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies, market capitalizations and countries that managers believe have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies market capitalizations and countries that managers believe are undervalued and have the potential for appreciation.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

24

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.94%	0.89%	0.84%	0.74%
Total annual operating expenses	2.44%	2.14%	1.84%	1.74%
Less: Contractual expense reimbursement(2)	0.54%	0.49%	0.44%	0.44%
Net annual operating expenses(2)	1.90%	1.65%	1.40%	1.30%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.90%, 1.65%, 1.40% and 1.30%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 193	$ 168	$ 143	$ 132
Year 3	$ 709	$ 623	$ 536	$ 505
Year 5	$ 1,252	$ 1,104	$ 955	$ 903
Year 10	$ 2,735	$ 2,434	$ 2,123	$ 2,015

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and

25

investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For the fiscal year ended October 31, 2008, The Hartford Diversified International Fund paid HIFSCO an effective management fee equal to 1.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $500 million, 0.950% of the next $500 million, 0.900% of the next $4 billion, 0.8975% of the next $5 billion and 0.8950% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Cheryl M. Duckworth, CFA, Senior Vice President and Director, Research Portfolios of Wellington Management coordinates a team of global industry analysts that are involved in portfolio management and securities analysis for the fund and has served in this capacity for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

David Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management has been involved in portfolio management and securities analysis for the fund since December 2008. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Theodore B.P. Jayne, CFA, Vice President and Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Jayne joined Wellington Management as an investment professional in 1998.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Offit joined Wellington Management as an investment professional in 1997.

Vera M. Trojan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Trojan joined Wellington Management as an investment professional in 1989.

26

THE HARTFORD DIVIDEND AND GROWTH FUND

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies within the index ranged from approximately $489 million to $406 billion. The fund’s portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

27

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.26% (2nd quarter, 2003) and the lowest quarterly return was -18.47% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-31.63%	1.12%	2.56%
Class R3 Return Before Taxes (1)	-32.18%	0.80%	2.40%
Class R4 Return Before Taxes (1)	-31.89%	0.95%	2.48%
Class R5 Return Before Taxes (1)	-31.69%	1.08%	2.54%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.46%	0.22%	0.18%	0.07%
Total annual operating expenses	1.58%	1.09%	0.80%	0.69%
Less: Contractual expense reimbursement(2)	0.08%	None	None	None
Net annual operating expenses(2)	1.50%	1.09%	0.80%	0.69%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

28

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.50%, 1.20% and 0.90%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 153	$ 111	$ 82	$ 70
Year 3	$ 491	$ 347	$ 255	$ 221
Year 5	$ 853	$ 601	$ 444	$ 384
Year 10	$ 1,872	$ 1,329	$ 990	$ 859

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Dividend and Growth Fund paid HIFSCO an effective management fee equal to 0.62% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.5975% of the next $5 billion and 0.595% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000.

29

THE HARTFORD EQUITY INCOME FUND

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

30

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.53% (4th quarter, 2004) and the lowest quarterly return was

-15.44% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 08/28/03)
Class Y Return Before Taxes	-28.61%	1.52%
Class R3 Return Before Taxes (1)	-29.17%	1.21%
Class R4 Return Before Taxes (1)	-28.88%	1.35%
Class R5 Return Before Taxes (1)	-28.66%	1.47%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79% (2)

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

(2) Return is from 8/31/2003 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.32%	0.20%	0.17%	0.07%
Total annual operating expenses(2)	1.55%	1.18%	0.90%	0.80%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating

31

expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.60%, 1.30%, 1.00% and 0.90%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 158	$ 120	$ 92	$ 82
Year 3	$ 490	$ 375	$ 287	$ 255
Year 5	$ 845	$ 649	$ 498	$ 444
Year 10	$ 1,845	$ 1,432	$ 1,108	$ 990

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Equity Income Fund paid HIFSCO an effective management fee equal to 0.68% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006.

32

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund’s assets are invested in below-investment-grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch are below investment grade. Securities which are unrated but determined by Hartford Investment Management to be of comparable quality will also be considered below investment grade. Debt securities rated below investment grade are commonly referred to as “high yield - high risk” or “junk bonds”.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund’s total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund’s total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund’s sub-adviser, Hartford Investment Management, relies on a “bottom-up,” fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management’s process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan’s and each security’s structural features, covenants, underlying collateral and price compared to its long-term value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Agent Insolvency Risk - In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate whom undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law

33

or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

34

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.84% (2nd quarter, 2008) and the lowest quarterly return was

-24.77% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 04/29/05)
Class Y Return Before Taxes	-30.27%	-6.32%
Class R3 Return Before Taxes (1)	-30.65%	-6.58%
Class R4 Return Before Taxes (1)	-30.51%	-6.49%
Class R5 Return Before Taxes (1)	-30.58%	-6.37%
Credit Suisse Leverage Loan Index	-28.78%	-5.60%

Index: Credit Suisse Leverage Loan Index is designed to mirror the investible universe of the United States dollar-denominated leveraged loan market. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.61%	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.34%	0.29%	0.25%	0.08%
Total annual operating expenses	1.45%	1.15%	0.86%	0.69%
Less: Contractual expense reimbursement (2)	0.20%	0.15%	0.01%	None
Net annual operating expenses(2)	1.25%	1.00%	0.85%	0.69%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.25%, 1.00%, 0.85% and 0.75%,

35

respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 127	$ 102	$ 87	$ 70
Year 3	$ 439	$ 351	$ 273	$ 221
Year 5	$ 773	$ 619	$ 476	$ 384
Year 10	$ 1,718	$ 1,384	$ 1,060	$ 859

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Floating Rate Fund paid HIFSCO an effective management fee equal to 0.61% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $4.5 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael Bacevich, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management in 2004. Previously Mr. Bacevich was the head of the Leveraged Loan Team at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Frank Ossino, Senior Vice President of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since November 2007. Mr. Ossino joined Hartford Investment Management as a portfolio manager in 2004. Previously, Mr. Ossino was a Managing Director at CIGNA Investments, Inc., with responsibility for credit research on leveraged loan borrowers and portfolio management from 2002 until joining Hartford Investment Management.

36

THE HARTFORD GLOBAL EQUITY FUND

INVESTMENT GOAL. The Hartford Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund's assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management's team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the respective Acquired Fund.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less

37

government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.91%	0.86%	0.81%	0.71%
Total annual operating expenses	2.36%	2.06%	1.76%	1.66%
Less: Contractual expense reimbursement(2)	0.46%	0.41%	0.36%	0.36%
Net annual operating expenses(2)	1.90%	1.65%	1.40%	1.30%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.90%, 1.65%, 1.40% and 1.30%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 193	$ 168	$ 143	$ 132

38

Year 3	$ 693	$ 606	$ 519	$ 488
Year 5	$ 1,219	$ 1,071	$ 920	$ 868
Year 10	$ 2,661	$ 2,357	$ 2,043	$ 1,935

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Equity Fund paid HIFSCO an effective management fee equal to 0.95% of the fund’s average daily net assets

The management fee set forth in the fund’s investment advisory agreement is 0.950% of the first $500 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark D. Mandel, CFA, Senior Vice President and Director of Global Industry Research of Wellington Management, supervises and coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Cheryl M. Duckworth, CFA, Senior Vice President and Director of Research Portfolios of Wellington Management, coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

39

THE HARTFORD GLOBAL GROWTH FUND

INVESTMENT GOAL. The Hartford Global Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

40

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 32.04% (4th quarter, 1999) and the lowest quarterly return was

-26.96% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-52.46%	-3.81%	0.26%
Class R3 Return Before Taxes (1)	-52.80%	-4.10%	0.11%
Class R4 Return Before Taxes (1)	-52.79%	-4.03%	0.14%
Class R5 Return Before Taxes (1)	-52.53%	-3.88%	0.22%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees, expenses or taxes)	-40.90%	-0.84%	-2.29%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

41

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.82%	0.82%	0.82%	0.82%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.56%	0.51%	0.24%	0.08%
Total annual operating expenses	1.88%	1.58%	1.06%	0.90%
Less: Contractual expense reimbursement(2)	0.15%	0.15%	None	None
Net annual operating expenses(2)	1.73%	1.43%	1.06%	0.90%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.73%, 1.43%, 1.13% and 1.13%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 176	$ 146	$ 108	$ 92
Year 3	$ 576	$ 484	$ 337	$ 287
Year 5	$ 1,002	$ 846	$ 585	$ 498
Year 10	$ 2,189	$ 1,866	$ 1,294	$ 1,108

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Growth Fund paid HIFSCO an effective management fee equal to 0.82% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management (2000 – 2005).

42

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 1998. Mr. Offit joined Wellington Management as an investment professional in 1997.

43

THE HARTFORD GLOBAL HEALTH FUND

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund’s investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

The fund’s approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

•	the company’s business franchise is temporarily mispriced,
•	the market under-values the new product pipelines,
•	the company has opportunities due to changes in reimbursement policies (for example, the privatization of health care services abroad), or
•	the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•	target prices are achieved,
•	fundamental expectations are not met,
•	a company’s prospects become less appealing, or
•	equity securities of other comparable issuers in an industry are available at more attractive prices.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

44

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.27% (2nd quarter, 2003) and the lowest quarterly return was -16.90% (4th quarter, 2008).

45

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
Class Y Return Before Taxes	-25.13%	2.15%	7.29%
Class R3 Return Before Taxes (1)	-25.77%	1.80%	7.07%
Class R4 Return Before Taxes (1)	-25.43%	1.98%	7.18%
Class R5 Return Before Taxes (1)	-25.14%	2.11%	7.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65% (2)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65% (2)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The S&P North American Health Care Sector Index (formerly known as the S&P GSSI Healthcare Index) is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

(2) Return is from 04/30/2000 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.88%	0.88%	0.88%	0.88%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.53%	0.22%	0.17%	0.07%
Total annual operating expenses	1.91%	1.35%	1.05%	0.95%
Less: Contractual expense reimbursement (2)	0.06%	None	None	None
Net annual operating expenses(2)	1.85%	1.35%	1.05%	0.95%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.85%, 1.55%, 1.25% and 1.20%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

46

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 188	$ 137	$ 107	$ 97
Year 3	$ 594	$ 428	$ 334	$ 303
Year 5	$ 1,026	$ 739	$ 579	$ 525
Year 10	$ 2,228	$ 1,624	$ 1,283	$ 1,166

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Health Fund paid HIFSCO an effective management fee equal to 0.88% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the healthcare industry are made collectively by the team.

Jean M. Hynes, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the pharmaceutical and biotechnology sectors. Ms. Hynes joined Wellington Management in 1991 and has been an investment professional since 1993.

Ann C. Gallo, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the healthcare services sector. Ms. Gallo joined Wellington Management as an investment professional in 1998.

Kirk J. Mayer, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the medical technology sectors. Mr. Mayer joined Wellington Management as an investment professional in 1998.

Robert L. Deresiewicz, Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector. Mr. Deresiewicz joined Wellington Management as an investment professional in 2000.

47

THE HARTFORD GROWTH FUND

INVESTMENT GOAL. The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history for Class Y shares prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). In addition, because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history for Class R3, Class R4 and Class R5 shares between February 19, 2002 and December 22, 2006 is based upon the fund’s Class Y shares. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y. Class L returns reflected in the bar chart and table do not include the effect of sales charges.

The annual return variability of the funds Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y and Class L shares, as applicable, because all of the funds shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the funds Class Y and Class L shares, as applicable, because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. The following information includes the fund's performance when it was managed by a previous investment adviser.

48

Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was

-20.44% (4th quarter, 2008).

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes (1)	-41.37%	-3.30%	-0.72%
Class R3 Return Before Taxes (1)	-41.81%	-3.60%	-0.87%
Class R4 Return Before Taxes (1)	-41.61%	-3.46%	-0.81%
Class R5 Return Before Taxes (1)	-41.43%	-3.35%	-0.75%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002, while Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 performance between February 19, 2002 and December 22, 2006 reflects Class Y share performance and operating expenses. Class R3, Class R4, Class R5 and Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class R3, Class R4, Class R5 and Class Y have no sales charges.

49

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.48%	0.22%	0.19%	0.07%
Total annual operating expenses	1.71%	1.20%	0.92%	0.80%
Less: Contractual expense reimbursement (2)	0.16%	None	None	None
Net annual operating expenses(2)	1.55%	1.20%	0.92%	0.80%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.55%, 1.25%, 0.95% and 0.95%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 158	$ 122	$ 94	$ 82
Year 3	$ 523	$ 381	$ 293	$ 255
Year 5	$ 913	$ 660	$ 509	$ 444
Year 10	$ 2,006	$ 1,455	$ 1,131	$ 990

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next 4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, CFA, Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2002. Mr. Boselli joined Wellington Management as an investment professional in 2002.

50

THE HARTFORD GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential with a focus on mid to large capitalization stocks. The fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history for Class Y shares prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). In addition, because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history for Class R3, Class R4 and Class R5 shares between February 19, 2002 and December 22, 2006 is based upon the fund’s Class Y shares. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y. Class L returns reflected in the bar chart and table do not include the effect of sales charges.

The annual return variability of the funds Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y and Class L shares, as applicable, because all of the funds shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the funds Class Y and Class L shares, as applicable, because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower

51

if the fund’s operating expenses had not been limited by HIFSCO. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was

-25.09% (4th quarter, 2008).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes (1)	-45.02%	1.43%	3.00%
Class R3 Return Before Taxes (1)	-45.41%	1.14%	2.85%
Class R4 Return Before Taxes (1)	-45.25%	1.28%	2.93%
Class R5 Return Before Taxes (1)	-45.06%	1.39%	2.98%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.33%	-4.01%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002, while Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 performance between February 19, 2002 and December 22, 2006 reflects Class Y share performance and operating expenses. Class R3, Class R4, Class R5 and Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class R3, Class R4, Class R5 and Class Y have no sales charges.

52

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.31%	0.23%	0.22%	0.07%
Total annual operating expenses(2)	1.52%	1.19%	0.93%	0.78%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.61%, 1.31%, 1.01% and 0.80%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 155	$ 121	$ 95	$ 80
Year 3	$ 480	$ 378	$ 296	$ 249
Year 5	$ 829	$ 654	$ 515	$ 433
Year 10	$ 1,813	$ 1,443	$ 1,143	$ 966

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Opportunities Fund paid HIFSCO an effective management fee equal to 0.71% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

53

THE HARTFORD HIGH YIELD FUND

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management’s High Yield Team uses what is sometimes referred to as a “bottom-up” analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer’s business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management’s economic outlook is also an important input in overlaying a “top-down” view of the economy in the construction of the fund’s interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

54

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 9.32% (2nd quarter, 2003) and the lowest quarterly return was

55

-17.63% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-25.32%	-1.34%	1.59%
Class R3 Return Before Taxes (1)	-25.78%	-1.60%	1.46%
Class R4 Return Before Taxes (1)	-25.54%	-1.48%	1.52%
Class R5 Return Before Taxes (1)	-25.39%	-1.39%	1.56%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	-26.16%	-0.80%	2.17%

Index: The Barclays Capital U.S. Corporate High-Yield Bond Index (formerly known as the Lehman Brothers High Yield Corporate Index) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.43%	0.24%	0.20%	0.09%
Total annual operating expenses	1.63%	1.19%	0.90%	0.79%
Less: Contractual expense reimbursement (2)	0.23%	0.09%	None	None
Net annual operating expenses(2)	1.40%	1.10%	0.90%	0.79%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

56

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.40%, 1.10%, 0.90% and 0.90%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 143	$ 112	$ 92	$ 81
Year 3	$ 492	$ 369	$ 287	$ 252
Year 5	$ 865	$ 646	$ 498	$ 439
Year 10	$ 1,913	$ 1,435	$ 1,108	$ 978

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford High Yield Fund paid HIFSCO an effective management fee equal to 0.70% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.700% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark Niland, CFA, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA, Senior Vice President and co-head of the Global Credit Research Platform of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Serhant joined Hartford Investment Management in 2005, and also serves as a Senior Credit Research Analyst responsible for the credit research analysis of leveraged credit issuers. Prior to joining the firm, he was a vice president and senior research analyst at Delaware Investments (2001-2005). From 1997-2000, he was vice president and senior fixed income research analyst at JP Morgan Securities, Inc.

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THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of “investment grade” quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least “Aa3” by Moody’s. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund’s portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select securities by assessing such factors as security structure, break even inflation rates, an issuer’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

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Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Inflation-Protected Debt Securities Risk - Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

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Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund’s net asset value.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Securities Lending Risk - Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.67% (1st quarter, 2008) and the lowest quarterly return was

-3.35% (3rd quarter, 2008).

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Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 11/28/03) (1)
Class Y Return Before Taxes	-0.41%	4.09%	4.19%
Class R3 Return Before Taxes (2)	-0.96%	3.82%	3.93%
Class R4 Return Before Taxes (2)	-0.82%	3.91%	4.02%
Class R5 Return Before Taxes (2)	-0.43%	4.03%	4.14%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-2.35%	4.07%	5.20%

Index: The Barclays Capital U.S. TIPS Index (formerly known as the Lehman Brothers U.S. TIPS Index) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

(1)	Class Y shares commenced Operations on November 28, 2003.
(2)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses
Interest expenses	0.05%	0.05%	0.05%	0.05%
All other expenses (1)	0.35%	0.29%	0.17%	0.07%
Total other expenses	0.40%	0.34%	0.22%	0.12%
Total annual operating expenses	1.43%	1.12%	0.75%	0.65%
Less: Contractual expense reimbursement (2)	0.13%	0.07%	None	None
Net annual operating expenses(2)	1.30%	1.05%	0.75%	0.65%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.25%, 1.00%, 0.85% and 0.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R5 shares and Class Y shares at 0.76% and 0.60%, respectively. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking to maintain total annual operating expenses described above is due to interest expense on reverse repurchase agreements. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

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Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 132	$ 107	$ 77	$ 66
Year 3	$ 440	$ 349	$ 240	$ 208
Year 5	$ 769	$ 610	$ 417	$ 362
Year 10	$ 1,702	$ 1,357	$ 930	$ 810

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Inflation Plus Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978. Prior to joining the firm, he was a Vice President and fixed income manager for J.P. Morgan & Company.

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THE HARTFORD INTERNATIONAL GROWTH FUND

INVESTMENT GOAL. The Hartford International Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of security selection. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (“MSCI EAFE Growth Index”) is researched by the team and global industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may invest in a broad range of market capitalizations generally greater than $1 billion, but tends to focus on mid to large capitalization companies. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

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The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 25.08% (2nd quarter, 2003) and the lowest quarterly return was -27.27% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class Y Return Before Taxes	-56.55%	-2.85%	-1.36%
Class R3 Return Before Taxes (1)	-56.89%	-3.16%	-1.57%
Class R4 Return Before Taxes (1)	-56.81%	-3.05%	-1.50%
Class R5 Return Before Taxes (1)	-56.58%	-2.89%	-1.39%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	-42.46%	1.77%	0.42%

Index: The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the growth securities within the MSCI EAFE Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.49%	0.32%	0.18%	0.09%
Total annual operating expenses	1.89%	1.47%	1.08%	0.99%
Less: Contractual expense reimbursement(2)	0.04%	None	None	None
Net annual operating expenses(2)	1.85%	1.47%	1.08%	0.99%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.85%, 1.55%, 1.25% and 1.20%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 188	$ 150	$ 110	$ 101
Year 3	$ 590	$ 465	$ 343	$ 315
Year 5	$ 1,018	$ 803	$ 595	$ 547
Year 10	$ 2,208	$ 1,757	$ 1,317	$ 1,213

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Growth Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

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Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management from 2000 to 2005.

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THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). As of December 31, 2008, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $178 million and $201 billion. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

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Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.37% (4th quarter, 1999) and the lowest quarterly return was

-22.38% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-42.46%	4.14%	2.28%
Class R3 Return Before Taxes (1)	-42.93%	3.80%	2.11%
Class R4 Return Before Taxes (1)	-42.59%	3.99%	2.21%
Class R5 Return Before Taxes (1)	-42.59%	4.06%	2.24%
MSCI AC (All Country) World Free ex US Index (reflects no deduction for fees, expenses or taxes)	-45.24%	3.00%	2.27%

Index: The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.64%	0.42%	0.25%	0.09%
Total annual operating expenses	1.99%	1.52%	1.10%	0.94%
Less: Contractual expense reimbursement(2)	0.20%	None	None	None
Net annual operating expenses(2)	1.79%	1.52%	1.10%	0.94%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.82%, 1.52%, 1.22% and 1.22%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 182	$ 155	$ 112	$ 96
Year 3	$ 605	$ 480	$ 350	$ 300
Year 5	$ 1,054	$ 829	$ 606	$ 520
Year 10	$ 2,301	$ 1,813	$ 1,340	$ 1,155

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000. Mr. Choumenkovitch joined Wellington Management as an investment professional in 1995.

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THE HARTFORD MONEY MARKET FUND

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. This fund’s investments may include (1) banker’s acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In certain market conditions, the fund may be more allocated to lower-yielding securities. There can be no guarantee that the fund will achieve or maintain any particular level of yield. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

$1.00 Share Price Risk - Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund’s share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Notwithstanding the preceding statement, the Board of Directors of the fund has approved the participation of the fund in the U.S. Treasury Department's Temporary Guarantee Program (the “Program”) for money market funds. Subject to certain conditions and limitations, the Program provides that investors in the fund will receive $1.00 for each fund share held as of the close of business on September 19, 2008 in the event that the fund liquidates at a net asset value per share below $1.00 per share. The Program will continue to cover the amount an investor in the fund as of the close of business on September 19, 2008 held on that date or the amount such an investor holds if and when a guarantee event occurs, whichever is less. As of the date of this Prospectus, the Program will terminate on April 30, 2009. Please see page 169 for more information concerning the Program.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same

70

portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.54% (3rd quarter, 2000) and the lowest quarterly return was 0.14% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return	2.01%	2.99%	3.17%
Class R3 Return (1)	1.43%	2.74%	3.05%
Class R4 Return (1)	1.70%	2.87%	3.11%
Class R5 Return (1)	1.92%	2.97%	3.16%
90-Day Treasury Bill Index (reflects no deductions for fees, expenses or taxes)(2)	1.40%	2.97%	3.16%

Index: The 90-Day Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day Treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the fund’s most recent current and effective yield information. HIFSCO has agreed to reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver would be voluntary and could be changed or terminated at any time without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value per share or any particular level of yield. Total Return and yield for Class Y, Class R3, Class R4 and Class R5 shares would have been lower if HIFSCO had not agreed to reimburse expenses or waive fees, including for certain periods all or a portion of distribution and service (12b-1) fees.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.50%(1)	0.25%(1)	None	None
Other expenses(2)	0.40%	0.24%	0.18%	0.07%
Total annual operating expenses	1.35%	0.94%	0.63%	0.52%
Less: Contractual expense reimbursement (3)	0.20%	0.09%	None	None
Net annual operating expenses(3)	1.15%	0.85%	0.63%	0.52%
(1)

Effective March 1, 2009, the Board of Directors of the fund has approved a temporary reduction of the distribution and services (12b-1) fee to zero for a period of six months. The Board’s action can be changed at any time.

(2)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

•(3)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.25%, 1.00%, 0.85% and 0.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.15%, 0.85% 0.65% 0.65%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund. In addition, HIFSCO may also reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver would be voluntary and could be changed or terminated at any time without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value per share or any particular level of yield.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 117	$ 87	$ 64	$ 53
Year 3	$ 408	$ 291	$ 202	$ 167
Year 5	$ 720	$ 511	$ 351	$ 291
Year 10	$ 1,607	$ 1,146	$ 786	$ 653

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Money Market Fund paid HIFSCO an effective management fee equal to 0.45% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.450% of the first $1 billion, 0.400% of the next $4 billion, 0.380% of the next $5 billion and 0.370% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

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PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Robert Crusha, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, CFA, Assistant Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Tonkinson previously served as assistant portfolio manager of the fund since March 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

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THE HARTFORD SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•	have potential for above-average earnings growth,
•	are undervalued in relation to their investment potential,
•	have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
•	are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger

74

companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund. The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

Hartford Investment Management became an additional sub-adviser effective June 2006.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 35.99% (4th quarter, 1999) and the lowest quarterly return was

-26.18% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-40.54%	0.56%	3.25%
Class R3 Return Before Taxes (1)	-41.06%	0.24%	3.08%
Class R4 Return Before Taxes (1)	-40.82%	0.39%	3.16%
Class R5 Return Before Taxes (1)	-40.64%	0.50%	3.22%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of

75

2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%	0.81%	0.81%	0.81%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.35%	0.23%	0.19%	0.08%
Total annual operating expenses	1.66%	1.29%	1.00%	0.89%
Less: Contractual expense reimbursement (2)	0.01%	None	None	None
Net annual operating expenses(2)	1.65%	1.29%	1.00%	0.89%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.65%, 1.35%, 1.05% and 1.00%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 168	$ 131	$ 102	$ 91
Year 3	$ 522	$ 409	$ 318	$ 284
Year 5	$ 901	$ 708	$ 552	$ 493
Year 10	$ 1,965	$ 1,556	$ 1,225	$ 1,096

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Small Company Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $250 million, 0.800% of the next $250 million, 0.750% of the next $500 million, 0.700% of the next $500 million, 0.650% of the next $3.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

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The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is managed by Steven C. Angeli, Stephen Mortimer and Mario E. Abularach.

Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Mortimer joined Wellington Management as an investment professional in 2001.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

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THE HARTFORD SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund’s sub-advisers believe have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund’s portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund’s market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation, momentum, balance sheet and situations and events factors. Valuation factors capture cheapness. Balance sheet factors analyze the quality of earnings and capital. Momentum factors focus on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. Situations and events factors exploit opportunities arising from idiosyncratic events or transient situations.

Hartford Investment Management seeks to achieve the fund’s goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

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Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history for Class Y shares prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). In addition, because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history for Class R3, Class R4 and Class R5 shares between February 19, 2002 and December 22, 2006 is based upon the fund’s Class Y shares. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y. Class L returns reflected in the bar chart and table do not include the effect of sales charges.

The annual return variability of the funds Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y and Class L shares, as applicable, because all of the funds shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the funds Class Y and Class L shares, as applicable, because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. The following information includes the fund's performance when it was managed by a previous investment adviser.

Hartford Investment Management became an additional sub-adviser effective November 2006.

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Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was

-29.49% (3rd quarter, 2001).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes (1)	-37.48%	-3.73%	2.27%
Class R3 Return Before Taxes (1)	-37.75%	-3.96%	2.15%
Class R4 Return Before Taxes (1)	-37.69%	-3.87%	2.19%
Class R5 Return Before Taxes (1)	-37.53%	-3.77%	2.25%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002, while Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 performance between February 19, 2002 and December 22, 2006 reflects Class Y share performance and operating expenses. Class R3, Class R4, Class R5 and Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class R3, Class R4, Class R5 and Class Y have no sales charges.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%	0.81%	0.81%	0.81%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.77%	0.22%	0.22%	0.08%
Total annual operating expenses	2.08%	1.28%	1.03%	0.89%
Less: Contractual expense reimbursement (2)	0.62%	None	None	None
Net annual operating expenses(2)	1.46%	1.28%	1.03%	0.89%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.65%, 1.35%, 1.05% and 1.05%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 149	$ 130	$ 105	$ 91
Year 3	$ 592	$ 406	$ 328	$ 284
Year 5	$ 1,062	$ 702	$ 569	$ 493
Year 10	$ 2,361	$ 1,545	$ 1,259	$ 1,096

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford SmallCap Growth Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $250 million, 0.650% of the next $4.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

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Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is co-managed by David J. Elliott and Doris T. Dwyer.

David J. Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Ms. Dwyer joined Wellington Management as an investment professional in 1998.

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THE HARTFORD STOCK FUND

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund’s assets in equity securities. The fund’s diversified portfolio of equity securities are evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 14.59% (2nd quarter, 2003) and the lowest quarterly return was -24.56% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-43.44%	-4.93%	-2.77%
Class R3 Return Before Taxes (1)	-43.81%	-5.21%	-2.91%
Class R4 Return Before Taxes (1)	-43.67%	-5.09%	-2.85%
Class R5 Return Before Taxes (1)	-43.49%	-4.97%	-2.79%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.42%	0.24%	0.16%	0.06%
Total annual operating expenses	1.65%	1.22%	0.89%	0.79%
Less: Contractual expense reimbursement (2)	0.15%	0.02%	None	None
Net annual operating expenses(2)	1.50%	1.20%	0.89%	0.79%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.50%, 1.20% and 0.90%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew

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automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 153	$ 122	$ 91	$ 81
Year 3	$ 506	$ 385	$ 284	$ 252
Year 5	$ 883	$ 668	$ 493	$ 439
Year 10	$ 1,942	$ 1,476	$ 1,096	$ 978

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Stock Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2005 and for clients of the firm for the past four years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was an investment professional with The Boston Company Asset Management (1988 – 2005).

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THE HARTFORD TOTAL RETURN BOND FUND

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below-investment-grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below-investment-grade. Securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

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Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.24% (4th quarter, 2000) and the lowest quarterly return was

-3.92% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-5.39%	1.97%	4.42%
Class R3 Return Before Taxes (1)	-5.84%	1.75%	4.30%
Class R4 Return Before Taxes (1)	-5.76%	1.83%	4.35%
Class R5 Return Before Taxes (1)	-5.39%	1.94%	4.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	5.63%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.41%	0.21%	0.17%	0.06%
Total annual operating expenses	1.44%	0.99%	0.70%	0.59%
Less: Contractual expense reimbursement (2)	0.19%	None	None	None
Net annual operating expenses(2)	1.25%	0.99%	0.70%	0.59%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.25%, 1.00%, 0.85% and 0.75%,

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respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 127	$ 101	$ 72	$ 60
Year 3	$ 437	$ 315	$ 224	$ 189
Year 5	$ 769	$ 547	$ 390	$ 329
Year 10	$ 1,708	$ 1,213	$ 871	$ 738

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Total Return Bond Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.525% of the next $500 million, 0.500% of the next $4 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

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THE HARTFORD VALUE FUND

INVESTMENT GOAL. The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.57% (2nd quarter, 2003) and the lowest quarterly return was -19.93% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class Y Return Before Taxes	-33.73%	0.77%	0.19%
Class R3 Return Before Taxes (1)	-34.22%	0.47%	-0.01%
Class R4 Return Before Taxes (1)	-34.01%	0.59%	0.07%
Class R5 Return Before Taxes (1)	-33.83%	0.72%	0.16%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	0.12%

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.43%	0.26%	0.18%	0.08%
Total annual operating expenses	1.73%	1.31%	0.98%	0.88%
Less: Contractual expense reimbursement(2)	0.08%	None	None	None
Net annual operating expenses(2)	1.65%	1.31%	0.98%	0.88%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.65%, 1.35%, 1.05% and 1.00%,

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respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 168	$ 133	$ 100	$ 90
Year 3	$ 537	$ 415	$ 312	$ 281
Year 5	$ 931	$ 718	$ 542	$ 488
Year 10	$ 2,034	$ 1,579	$ 1,201	$ 1,084

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Fund paid HIFSCO an effective management fee equal to 0.80% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475 of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management (2004 – 2006).

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THE HARTFORD VALUE OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer’s earnings power, and its growth potential. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•	attractive valuation,
•	a strong management team, and
•	strong industry position.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history for Class Y shares prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). In addition, because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history for Class R3, Class R4 and Class R5 shares between February 19, 2002 and December 22, 2006 is based upon the fund’s Class Y shares. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y. Class L returns reflected in the bar chart and table do not include the effect of sales charges.

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The annual return variability of the funds Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y and Class L shares, as applicable, because all of the funds shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the funds Class Y and Class L shares, as applicable, because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 21.84% (2nd quarter, 2003) and the lowest quarterly return was -20.83% (4th quarter, 2008).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes (1)	-41.73%	-3.84%	0.75%
Class R3 Return Before Taxes (1)	-42.17%	-4.19%	0.57%
Class R4 Return Before Taxes (1)	-41.95%	-4.06%	0.63%
Class R5 Return Before Taxes (1)	-41.74%	-3.93%	0.70%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.25%	-0.72%	1.69%

Indices: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002, while Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 performance between February 19, 2002 and December 22, 2006 reflects Class Y share performance and operating expenses. Class R3, Class R4, Class R5 and Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class R3, Class R4, Class R5 and Class Y have no sales charges.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(2)	0.37%	0.27%	0.22%	0.12%
Total annual operating expenses	1.64%	1.29%	0.99%	0.89%
Less: Contractual expense reimbursement (3)	0.04%	None	None	None
Net annual operating expenses(3)	1.60%	1.29%	0.99%	0.89%

(1) Effective November 1, 2008, HIFSCO has permanently reduced its management fee at the first two breakpoints of this fund.

(2)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.60%, 1.30%, 1.00% and 1.00%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 163	$ 131	$ 101	$ 91
Year 3	$ 513	$ 409	$ 315	$ 284
Year 5	$ 888	$ 708	$ 547	$ 493
Year 10	$ 1,940	$ 1,556	$ 1,213	$ 1,096

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $100 million, 0.750% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2009 and has been involved in portfolio management and securities analysis for the fund since 2003. Mr. Palmer joined Wellington Management as an investment professional in 1998.

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David R. Fassnacht, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Fassnacht joined Wellington Management as an investment professional in 1991.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

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THE HARTFORD EQUITY GROWTH ALLOCATION FUND

INVESTMENT GOAL. The Hartford Equity Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds. It does this by investing in a combination of other Hartford Mutual Funds - the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds (both domestic and international equity funds) based on the fund’s investment objective and on internally generated research.
•	Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.
•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	ETFs
The Hartford Fundamental Growth Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Growth Fund	SPDR DJ Wilshire REIT ETF
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than

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its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A shares are not offered in this prospectus).

The annual return variability of the fund’s Class R3 and Class R4 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class R5 shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3 and Class R4 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class R5 shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class R5 total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 8.35% (4th quarter, 2006) and the lowest quarterly return was

-22.99% (4th quarter, 2008).

(1)	Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 05/28/04)
Class R3 Return Before Taxes (1)	-41.08%	-1.93%
Class R4 Return Before Taxes (1)	-40.90%	-1.80%
Class R5 Return Before Taxes (1)	-40.72%	-1.67%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70% (2)

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class A share performance and operating expenses, adjusted to reflect the fact that R3, Class R4 and Class R5 have no sales charges.

(2) Return is from 5/31/2004 - 12/31/2008.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	0.30%	0.24%	0.19%
Acquired Fund fees and expenses	0.86%	0.86%	0.86%
Total annual operating expenses(2)	1.81%	1.50%	1.20%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.85%, 1.55% and 1.25%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 184	$ 153	$ 122
Year 3	$ 569	$ 474	$ 381
Year 5	$ 980	$ 818	$ 660
Year 10	$ 2,127	$ 1,791	$ 1,455

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Equity Growth Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

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Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD GROWTH ALLOCATION FUND

INVESTMENT GOAL. The Hartford Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	Fixed Income and Money Market Funds
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select MidCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

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MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

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Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A shares are not offered in this prospectus).

The annual return variability of the fund’s Class R3 and Class R4 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class R5 shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3 and Class R4 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class R5 shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

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Class R5 total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 6.90% (4th quarter, 2004) and the lowest quarterly return was

-18.32% (4th quarter, 2008).

(1)	Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class R3 Return Before Taxes (1)	-34.89%	-0.89%
Class R4 Return Before Taxes (1)	-34.62%	-0.70%
Class R5 Return Before Taxes (1)	-34.41%	-0.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70% (2)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18% (2)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class A share performance and operating expenses, adjusted to reflect the fact that R3, Class R4 and Class R5 have no sales charges.

(2) Return is from 5/31/2004 - 12/31/2008.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.13%	0.13%	0.13%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	0.43%	0.21%	0.17%
Acquired Fund fees and expenses	0.80%	0.80%	0.80%
Total annual operating expenses	1.86%	1.39%	1.10%
Less: Contractual expense reimbursement(2)	0.05%	None	None
Net annual operating expenses(2)	1.81%	1.39%	1.10%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.81%, 1.51% and 1.21%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 184	$ 142	$ 112
Year 3	$ 580	$ 440	$ 350
Year 5	$ 1,001	$ 761	$ 606
Year 10	$ 2,176	$ 1,669	$ 1,340

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Allocation Fund paid HIFSCO an effective management fee equal to 0.13% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional

106

involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD BALANCED ALLOCATION FUND

INVESTMENT GOAL. The Hartford Balanced Allocation Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 60% of assets in equity funds and approximately 40% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Capital Appreciation II Fund	The Hartford High Yield Fund
The Hartford Disciplined Equity Fund	The Hartford Income Fund
The Hartford Dividend and Growth Fund	The Hartford Inflation Plus Fund
The Hartford Equity Income Fund	The Hartford Short Duration Fund
The Hartford Fundamental Growth Fund	The Hartford Strategic Income Fund
The Hartford Growth Fund	The Hartford Total Return Bond Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund	ETFs
The Hartford Select MidCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Select SmallCap Value Fund	Portfolio ETF
The Hartford Small Company Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Value Fund	SPDR DJ Wilshire REIT ETF

Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

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MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

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Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A shares are not offered in this prospectus).

The annual return variability of the fund’s Class R3 and Class R4 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class R5 shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3 and Class R4 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class R5 shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class R5 total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 5.59% (4th quarter, 2006) and the lowest quarterly return was

-15.98% (4th quarter, 2008).

(1)	Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class R3 Return Before Taxes (1)	-29.92%	-0.62%
Class R4 Return Before Taxes (1)	-29.62%	-0.44%
Class R5 Return Before Taxes (1)	-29.32%	-0.30%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70% (2)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18% (2)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class A share performance and operating expenses, adjusted to reflect the fact that R3, Class R4 and Class R5 have no sales charges.

(2) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.13%	0.13%	0.13%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	0.29%	0.21%	0.16%
Acquired Fund fees and expenses	0.75%	0.75%	0.75%
Total annual operating expenses(2)	1.67%	1.34%	1.04%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.78%, 1.48% and 1.18%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

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Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 170	$ 136	$ 106
Year 3	$ 526	$ 425	$ 331
Year 5	$ 907	$ 734	$ 574
Year 10	$ 1,976	$ 1,613	$ 1,271

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Balanced Allocation Fund paid HIFSCO an effective management fee equal to 0.13% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD CONSERVATIVE ALLOCATION FUND

INVESTMENT GOAL. The Hartford Conservative Allocation Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and enhance returns. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally to achieve approximately 40% of assets in equity funds and approximately 60% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Dividend and Growth Fund	The Hartford Income Fund
The Hartford Equity Income Fund	The Hartford Inflation Plus Fund
The Hartford Fundamental Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Strategic Income Fund
The Hartford LargeCap Growth Fund	The Hartford Total Return Bond Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund	ETFs
The Hartford Value Fund	Powershares Emerging Markets Sovereign Debt
Portfolio ETF
Global and International Equity Funds	SPDR DJ Wilshire International Real Estate ETF
The Hartford Global Growth Fund	SPDR DJ Wilshire REIT ETF
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

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MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

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Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A shares are not offered in this prospectus).

The annual return variability of the fund’s Class R3 and Class R4 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class R5 shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3 and Class R4 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class R5 shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class R5 total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 3.92% (4th quarter, 2006) and the lowest quarterly return was

-12.68% (4th quarter, 2008).

(1)	Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 05/28/04)
Class R3 Return Before Taxes (1)	-23.53%	-0.33%
Class R4 Return Before Taxes (1)	-23.26%	-0.16%
Class R5 Return Before Taxes (1)	-22.96%	-0.03%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.70% (2)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18% (2)

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Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

(2) Return is from 5/31/2004 - 12/31/2008.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	0.32%	0.23%	0.19%
Acquired Fund fees and expenses	0.69%	0.69%	0.69%
Total annual operating expenses (2)	1.66%	1.32%	1.03%

(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.78%. 1.48% and 1.18%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 169	$ 134	$ 105
Year 3	$ 523	$ 418	$ 328
Year 5	$ 902	$ 723	$ 569
Year 10	$ 1,965	$ 1,590	$ 1,259

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Conservative Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

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The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD INCOME ALLOCATION FUND

INVESTMENT GOAL. The Hartford Income Allocation Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goals through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

Under normal market conditions, allocating the fund’s investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by Hartford Investment Management.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Fixed Income and Money Market Funds	ETFs
The Hartford Floating Rate Fund	Powershares Emerging Markets Sovereign Debt
The Hartford High Yield Fund	Portfolio ETF
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

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Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class R3, Class R4 and Class R5 shares were not offered prior to December 22, 2006, performance history prior to that date is based upon that of the fund’s Class A shares (Class A shares are not offered in this prospectus).

The annual return variability of the fund’s Class R3 and Class R4 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class R5 shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3 and Class R4 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class R5 shares because of differences in the expenses borne by each class

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of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became the fund’s sub-adviser effective August 1, 2007. Performance information prior to August 1, 2007 represents performance of HIFSCO, the fund’s adviser.

Class R5 total returns by calendar year (1)

During the periods shown in the bar chart, the highest quarterly return was 2.64% (3rd quarter, 2006) and the lowest quarterly return was

-6.93% (4th quarter, 2008).

(1)	Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Performance prior to that date is that of the fund’s Class A shares, which had different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 05/28/04)
Class R3 Return Before Taxes (1)	-11.15%	0.16%
Class R4 Return Before Taxes (1)	-11.03%	0.24%
Class R5 Return Before Taxes (1)	-10.75%	0.39%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.18% (2)

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class A share performance and operating expenses, adjusted to reflect the fact that R3, Class R4 and Class R5 have no sales charges.

(2) Return is from 5/31/2004 - 12/31/2008.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	0.52%	0.35%	0.37%
Acquired Fund fees and expenses	0.61%	0.61%	0.61%
Total annual operating expenses	1.78%	1.36%	1.13%
Less: Contractual expense reimbursement (2)	0.19%	0.07%	0.14%
Net annual operating expenses(2)	1.59%	1.29%	0.99%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.59%, 1.29% and 0.99%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 162	$ 131	$ 101
Year 3	$ 542	$ 424	$ 345
Year 5	$ 947	$ 738	$ 609
Year 10	$ 2,079	$ 1,629	$ 1,362

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Income Allocation Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional

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involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2010 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2010 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2010. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 56% of assets in equity funds and approximately 44% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2010) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2010). After the target retirement date (2010), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2010).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Dividend and Growth Fund	The Hartford Income Fund
The Hartford Equity Income Fund	The Hartford Inflation Plus Fund
The Hartford Fundamental Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Fund	The Hartford Strategic Income Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select SmallCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Small Company Fund	Portfolio ETF
The Hartford Value Fund	SPDR DJ Wilshire International Real Estate ETF
SPDR DJ Wilshire REIT ETF
Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it

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believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

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Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.16% (4th quarter, 2006) and the lowest quarterly return was

-15.60% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class Y Return Before Taxes	-27.57%	-4.66%
Class R3 Return Before Taxes (1)	-28.11%	-5.08%
Class R4 Return Before Taxes (1)	-27.76%	-4.86%
Class R5 Return Before Taxes (1)	-27.48%	-4.69%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.82%	0.64%	0.56%	0.61%
Acquired Fund fees and expenses	0.72%	0.72%	0.72%	0.72%
Total annual operating expenses	2.19%	1.76%	1.43%	1.48%
Less: Contractual expense reimbursement (2)(3)	1.04%	0.91%	0.63%	0.68%
Net annual operating expenses(2)(3)	1.15%	0.85%	0.80%	0.80%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.30%, 1.00%, 0.80% and 0.80%, respectively (“Contractual Arrangement”). In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.15% and 0.85%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.30% amd 1.00%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 117	$ 87	$ 82	$ 82
Year 3	$ 585	$ 465	$ 390	$ 401
Year 5	$ 1,079	$ 869	$ 722	$ 743
Year 10	$ 2,442	$ 1,998	$ 1,659	$ 1,710

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2010 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

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The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2015 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2015 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2015, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2015. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 64% of assets in equity funds and approximately 36% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2015) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2015). After the target retirement date (2015), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2015).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Capital Appreciation II Fund	The Hartford High Yield Fund
The Hartford Disciplined Equity Fund	The Hartford Inflation Plus Fund
The Hartford Dividend and Growth Fund	The Hartford Short Duration Fund
The Hartford Equity Income Fund	The Hartford Strategic Income Fund
The Hartford Fundamental Growth Fund	The Hartford Total Return Bond Fund
The Hartford Growth Fund
The Hartford LargeCap Growth Fund	ETFS
The Hartford MidCap Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Select SmallCap Value Fund	Portfolio ETF
The Hartford Small Company Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Value Fund	SPDR DJ Wilshire REIT ETF

Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

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The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s

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exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	1.39%	1.34%	1.29%
Acquired Fund fees and expenses(2)	0.71%	0.71%	0.71%
Total annual operating expenses	2.75%	2.45%	2.15%
Less: Contractual expense reimbursement(3)(4)	1.60%	1.60%	1.35%
Net annual operating expenses(3)(4)	1.15%	0.85%	0.80%
(1)

“Other Expenses” include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) Estimated for the current year.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.30%, 1.00% and 0.80%, respectively (“Contractual Arrangement”). In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.15% and 0.85%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.30% and 1.00%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 117	$ 87	$ 82
Year 3	$ 701	$ 610	$ 543
Year 5	$ 1,312	$ 1,161	$ 1,030
Year 10	$ 2,963	$ 2,664	$ 2,376

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. Because the fund had not commenced operations as of October 31, 2008, no information is available regarding the dollar amount of fees paid by the fund to HIFSCO.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

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SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2020 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2020 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2020. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 69% of assets in equity funds and approximately 31% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2020) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2020). After the target retirement date (2020), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2020).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Equity Income Fund	The Hartford Income Fund
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Strategic Income Fund
The Hartford LargeCap Growth Fund	The Hartford Total Return Bond Fund
The Hartford MidCap Fund
The Hartford Select MidCap Value Fund	ETFs
The Hartford Select SmallCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Small Company Fund	Portfolio ETF
The Hartford Stock Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Value Opportunities Fund

Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

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The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s

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exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.40% (4th quarter, 2006) and the lowest quarterly return was

-17.38% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class Y Return Before Taxes	-31.74%	-5.57%
Class R3 Return Before Taxes (1)	-32.21%	-6.00%
Class R4 Return Before Taxes (1)	-31.98%	-5.82%
Class R5 Return Before Taxes (1)	-31.77%	-5.64%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.56%	0.43%	0.38%	0.31%
Acquired Fund fees and expenses	0.76%	0.76%	0.76%	0.76%
Total annual operating expenses	1.97%	1.59%	1.29%	1.22%
Less: Contractual expense reimbursement (2)(3)	0.77%	0.69%	0.44%	0.37%
Net annual operating expenses(2)(3)	1.20%	0.90%	0.85%	0.85%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05%, 0.85% and 0.85%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.20% and 0.90%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 122	$ 92	$ 87	$ 87
Year 3	$ 544	$ 434	$ 366	$ 351
Year 5	$ 991	$ 800	$ 665	$ 635
Year 10	$ 2,234	$ 1,831	$ 1,518	$ 1,445

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2020 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

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The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2025 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2025 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2025, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2025. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 76% of assets in equity funds and approximately 24% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2025) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2025). After the target retirement date (2025), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2025).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

	Domestic Equity Funds	Fixed Income and Money Market Funds
	The Hartford Capital Appreciation Fund	The Hartford Inflation Plus Fund
	The Hartford Dividend and Growth Fund	The Hartford Short Duration Fund
	The Hartford Equity Income Fund	The Hartford Total Return Bond Fund
The Hartford Fundamental Growth Fund
	The Hartford Growth Fund	ETFs
	The Hartford Growth Opportunities Fund	SPDR DJ Wilshire International Real Estate ETF
	The Hartford LargeCap Growth Fund	SPDR DJ Wilshire REIT ETF
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford Value Fund

•	Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or

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changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

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Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	1.41%	1.35%	1.30%
Acquired Fund fees and expenses(2)	0.74%	0.74%	0.74%
Total annual operating expenses	2.80%	2.49%	2.19%
Less: Contractual expense reimbursement(3)(4)	1.60%	1.59%	1.34%
Net annual operating expenses(3)(4)	1.20%	0.90%	0.85%
(1)

“Other Expenses” include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) Estimated for the current year.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively (“Contractual Arrangement”). In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.20% and 0.90%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 122	$ 92	$ 87
Year 3	$ 716	$ 623	$ 556
Year 5	$ 1,337	$ 1,182	$ 1,052
Year 10	$ 3,012	$ 2,706	$ 2,418

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. Because the fund had not commenced operations as of October 31, 2008, no information is available regarding the dollar amount of fees paid by the fund to HIFSCO.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

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SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2030 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2030 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2030, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2030. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 81% of assets in equity funds and approximately 19% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2030) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2030). After the target retirement date (2030), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2030).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	Fixed Income and Money Market Funds
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select MidCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Small Company Fund
The Hartford Value Fund

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

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The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

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Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 6.28% (4th quarter, 2006) and the lowest quarterly return was

-18.48% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class Y Return Before Taxes	-34.17%	-6.23%
Class R3 Return Before Taxes (1)	-34.60%	-6.63%
Class R4 Return Before Taxes (1)	-34.35%	-6.43%
Class R5 Return Before Taxes (1)	-34.19%	-6.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)

Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 share performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.60%	0.49%	0.43%	0.39%
Acquired Fund fees and expenses	0.79%	0.79%	0.79%	0.79%
Total annual operating expenses	2.04%	1.68%	1.37%	1.33%
Less: Contractual expense reimbursement (2)(3)	0.84%	0.78%	0.52%	0.48%
Net annual operating expenses(2)(3)	1.20%	0.90%	0.85%	0.85%
(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05%, 0.85% and 0.85%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.20% and 0.90%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 122	$ 92	$ 87	$ 87
Year 3	$ 558	$ 453	$ 383	$ 374
Year 5	$ 1,021	$ 839	$ 700	$ 683
Year 10	$ 2,302	$ 1,922	$ 1,601	$ 1,560

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2030 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

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The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2035 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2035 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2035, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2035. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 87% of assets in equity funds and approximately 13% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2035) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2035). After the target retirement date (2035), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2035).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	Fixed Income and Money Market Funds
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Small Company Fund	SPDR DJ Wilshire REIT ETF
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

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The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee

• Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

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Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	1.42%	1.37%	1.32%
Acquired Fund fees and expenses(2)	0.80%	0.80%	0.80%
Total annual operating expenses	2.87%	2.57%	2.27%
Less: Contractual expense reimbursement(3)(4)	1.67%	1.67%	1.42%
Net annual operating expenses(3)(4)	1.20%	0.90%	0.85%
(1)

“Other Expenses” include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) Estimated for the current year.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively (“Contractual Arrangement”). In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.20% and 0.90%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 122	$ 92	$ 87
Year 3	$ 731	$ 640	$ 573
Year 5	$ 1,366	$ 1,215	$ 1,085
Year 10	$ 3,075	$ 2,780	$ 2,495

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. Because the fund had not commenced operations as of October 31, 2008, no information is available regarding the dollar amount of fees paid by the fund to HIFSCO.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

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SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

EEdward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2040 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2040 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2040, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2040. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 91% of assets in equity funds and approximately 9% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2040) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2040). After the target retirement date (2040), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2040).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Dividend and Growth Fund	The Hartford International Small Company Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund	Fixed Income and Money Market Funds
The Hartford Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Small Company Fund	SPDR DJ Wilshire REIT ETF
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

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The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

157

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	1.42%	1.37%	1.32%
Acquired Fund fees and expenses(2)	0.81%	0.81%	0.81%
Total annual operating expenses	2.88%	2.58%	2.28%
Less: Contractual expense reimbursement(3)(4)	1.68%	1.68%	1.43%
Net annual operating expenses(3)(4)	1.20%	0.90%	0.85%
(1)

“Other Expenses” include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

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(2) Estimated for the current year.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively (“Contractual Arrangement”). In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.20% and 0.90%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 122	$ 92	$ 87
Year 3	$ 733	$ 642	$ 575
Year 5	$ 1,370	$ 1,219	$ 1,090
Year 10	$ 3,084	$ 2,789	$ 2,504

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. Because the fund had not commenced operations as of October 31, 2008, no information is available regarding the dollar amount of fees paid by the fund to HIFSCO.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

EEdward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2045 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2045 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2045, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2045. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 95% of assets in equity funds and approximately 5% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2045) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2045). After the target retirement date (2045), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2045).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Dividend and Growth Fund	The Hartford International Small Company Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund	Fixed Income and Money Market Funds
The Hartford Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Small Company Fund	SPDR DJ Wilshire REIT ETF
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

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The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

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Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	1.43%	1.38%	1.33%
Acquired Fund fees and expenses(2)	0.82%	0.82%	0.82%
Total annual operating expenses	2.90%	2.60%	2.30%
Less: Contractual expense reimbursement(3)(4)	1.65%	1.65%	1.40%
Total annual operating expenses(3)(4)	1.25%	0.95%	0.90%
(1)

“Other Expenses” include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

162

(2) Estimated for the current year.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.40%, 1.10% and 0.90%, respectively (“Contractual Arrangement”). In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.25% and 0.95%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.40% and 1.10%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 127	$ 97	$ 92
Year 3	$ 742	$ 651	$ 584
Year 5	$ 1,382	$ 1,232	$ 1,103
Year 10	$ 3,105	$ 2,811	$ 2,527

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. Because the fund had not commenced operations as of October 31, 2008, no information is available regarding the dollar amount of fees paid by the fund to HIFSCO.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

163

THE HARTFORD TARGET RETIREMENT 2050 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2050 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2050, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2050. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 95% of assets in equity funds and approximately 5% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2050) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2050). After the target retirement date (2050), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2050).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31,2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Dividend and Growth Fund	The Hartford International Small Company Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund	Fixed Income and Money Market Funds
The Hartford Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Small Company Fund	SPDR DJ Wilshire REIT ETF
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

164

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

165

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	1.43%	1.38%	1.33%
Acquired Fund fees and expenses(2)	0.82%	0.82%	0.82%
Total annual operating expenses	2.90%	2.60%	2.30%
Less: Contractual expense reimbursement(3)(4)	1.65%	1.65%	1.40%
Net annual operating expenses(3)(4)	1.25%	0.95%	0.90%
(1)

“Other Expenses” include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

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(2) Estimated for the current year.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.40%, 1.10% and 0.90%, respectively (“Contractual Arrangement”). In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares, at 1.25% and 0.95%, respectively (“Supplemental Contractual Arrangement”). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.40% and 1.10%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5
Year 1	$ 127	$ 97	$ 92
Year 3	$ 742	$ 651	$ 584
Year 5	$ 1,382	$ 1,232	$ 1,103
Year 10	$ 3,105	$ 2,811	$ 2,527

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. Because the fund had not commenced operations as of October 31, 2008, no information is available regarding the dollar amount of fees paid by the fund to HIFSCO.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

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	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Fund of Funds Structure

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds. Other than the Checks and Balances Fund, each fund’s sub-adviser invests that fund’s assets in a combination of other Hartford Mutual Funds (“Underlying Funds”) and Exchange-Traded Funds (“ETFs”). The Checks and Balances Fund maintains approximately equal investments in three Underlying Funds. Each fund of funds’ share price changes daily based on the performance of the Underlying Funds in which it invests, and the ability of each fund of funds to meet its investment goal is directly related to its particular target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal. The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related to the Fund of Funds Structure:

•	Each fund of funds is exposed to the risks of its Underlying Funds in proportion to the amount of assets the fund allocates to each Underlying Fund.
•	By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund of funds’ direct fees and expenses.
•

A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund.

•	Rebalancing Underlying Funds may increase transaction costs, although the sub-advisers attempt to minimize these costs.
•

Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds. Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates

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than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds. To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

•

The investment allocation limitations of the Checks and Balances Fund and Target Retirement Funds make these funds less flexible in their investment strategies than the other funds of funds. In addition, Target Retirement Funds’ asset allocations may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk. You should consider a number of factors beyond target retirement date when evaluating whether or not to invest in these funds.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.
•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups
•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

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•	less uniform accounting, auditing and financial reporting standards
•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of

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the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at http://institutional.thehartford.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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Participation in the U.S. Department of the Treasury Guarantee Program for Money Market Funds

The Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) has approved the participation of the Money Market Fund (the “fund”) in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Program”) until April 30, 2009.

Subject to certain conditions and limitations, the Program provides that investors in the fund will receive $1.00 for each Fund share held as of the close of business on September 19, 2008 in the event that the fund liquidates at a net asset value per share below $1.00 per share (a “guarantee event”). The Program will continue to cover the amount an investor in the fund as of the close of business on September 19, 2008 held on that date or the amount such an investor holds if and when a guarantee event occurs, whichever is less.

Accordingly, any purchase of shares of the fund for a new account after the close of business on September 19, 2008 and any increase in the number of shares of the fund held in an account after the close of business on September 19, 2008 will not be covered by the Program. In the event that shares held as of close of business on September 19, 2008 are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the fund as of close of business on September 19, 2008 or (ii) the amounts held in the fund on the date the guarantee is triggered.

The cost to participate in the extended term of the Program will be borne by the fund without regard to any fee waiver and/or any expense limitation or reimbursement currently in effect for the fund. Therefore, the cost to participate in the Program is borne by all shareholders of the fund whether or not their shares are covered by the Program. Continued participation in the Program is expected to provide direct benefits to current shareholders that were shareholders as of September 19, 2008 and indirect benefits to all current shareholders by supporting the stability of the fund’s asset level. As of December 31, 2008, assets available to the Program to support all participating money market funds do not exceed $50 billion, and the Secretary of the Treasury may extend the Program beyond April 30, 2009 up through the close of business on September 18, 2009. If the Program is further extended, the fund will consider whether to continue to participate. Any additional cost to participate in the extended Program may also be borne by the fund at that time.

Neither this Prospectus nor the fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

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THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Advisers

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

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CLASSES OF SHARES

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the individual fund summaries earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Class R3 and Class R4 have each adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Below is a summary table briefly describing certain differences between the different share classes offered in this retirement plan prospectus. You should refer to the summary of each fund’s goals, principal strategies, main risks, performance and expenses for more details. The funds offer several classes of shares to retirement plans. Each class has its own expense structure and may provide for different levels of service and different amounts of compensation to financial intermediaries. It is the responsibility of a plan fiduciary to choose the share class (and pricing) that best suits the needs of plan participants.

	Class R3	Class R4	Class R5	Class Y
Investment Minimums	None	None	None	$1 million
Maximum Sales Charge (Load)*	None	None	None	None
Maximum Deferred Sales Charge (Load)*	None	None	None	None
Management Fees**	Varies by fund	Varies by fund	Varies by fund	Varies by fund
Distribution And Service (12b-1) Fees**	0.50%	0.25%	None	None
Administrative Fee**	0.20%	0.15%	0.10%	None
Eligible Investors	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	Employee benefit or retirement plans with at least $10 million in plan assets, or 750 or more eligible employees, and certain employee benefit or retirement plans.

*Imposed on purchases as a percentage of the offering price

**As a percentage of a fund’s average net assets

† See “Investor Requirements” for additional institutional eligible investors.

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DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Distribution Plans

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the “Plan”) for each of the Class R3 and Class R4 shares of each fund pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class R3 Plan Pursuant to the Class R3 Plan, a fund may compensate HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan Pursuant to the Class R4 Plan, a fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25%of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

With respect to the Money Market Fund, at a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Classes A, B, C, R3 and R4 for a period of six months, effective March 1, 2009. The Fund’s actions will result in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Classes A, B, C, R3 and R4 during this time period. The Board’s action can be changed at any time. The Hartford may be required to pay, out of its own resources, the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of 12b-1 fees. Since October 2008, the Fund’s distributor has made payments out of its own resources to financial intermediaries equal to the amount of 12b-1 fees that would have been paid notwithstanding waivers of 12b-1 fees.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to

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Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds,

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over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

Class R3, R4, R5 and Class Y Share Investor Requirements

Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R3, R4 and R5 shares also are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R3, R4 and R5 shares are not available to retail non-retirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Class Y shares are available only to certain eligible investors, as set forth below.

•	Class Y shares are offered to institutional investors, which include, but are not limited to:
-	Certain qualified employee benefit plans and other retirement savings plans
-	Non-profit organizations, charitable trusts, foundations and endowments
-	Accounts registered to bank trust departments, trust companies, and investment companies
•

Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•

Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable fund agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares. Class B shares will no longer be available to employer-sponsored retirement plans after June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

Because you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

Opening an Account

1. Read this prospectus carefully.

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2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

•	R3, R4 and R5 shares – no investment minimum
•	Class Y shares – $1,000,000 (minimum may be modified for certain investors).
•	There is no subsequent investment minimum for each fund.

3. Please contact your financial representative or plan administrator for instructions and assistance.

Buying Shares

Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus). Some or all R share classes may not be available through certain financial intermediaries. Additional shares may be purchased through a plan’s administrator, record keeper or other authorized financial intermediary. Your initial investment must meet the minimum requirements, if any, as discussed previously. See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4, R5 and Y shares.

Selling Shares

You may redeem your shares by having your plan administrator or financial intermediary process your redemption. Your plan administrator or financial intermediary will be responsible for furnishing all necessary documents to the funds.

Exchanges

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund if such share class is available. See your plan administrator, record keeper or financial intermediary for any questions regarding exchanging shares.

If you own Class A, B, C, I or L or shares of certain Class Y funds not offered in this prospectus, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

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Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

181

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund

182

calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Payment Requirements

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

183

FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually.

Dividends from the net investment income of the following funds are declared and paid quarterly:

• Advisers Fund	• Equity Income Fund
• Checks and Balances Fund	• Balanced Allocation Fund
• Dividend and Growth Fund	• Conservative Allocation Fund

Dividends from the net investment income of the following fund is declared and paid monthly:

• Income Allocation Fund

Dividends from net investment income of the following funds are declared daily and paid monthly:

• Floating Rate Fund	• Money Market Fund
• High Yield Fund	• Total Return Bond Fund
• Inflation Plus Fund

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Each fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

Taxability of Dividends

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Taxability of Transactions

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

184

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

No financial highlight information is available for The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund because The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund had not commenced operations as of the date of this prospectus.

185

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Advisers Fund
For the Year Ended October 31, 2008
Class Y	$18.71	$0.33	$—	$(5.80)	$(5.47)	$(0.32)	$(1.99)	$—	$(2.31)	$(7.78)	$10.93	(32.91)%	$11,347	0.70%	0.70%	0.70%	2.22%	79%
Class R3	18.70	0.21	—	(5.78)	(5.57)	(0.22)	(1.99)	—	(2.21)	(7.78)	10.92	(33.39)	9	1.57	1.43	1.43	1.49	—
Class R4	18.70	0.26	—	(5.78)	(5.52)	(0.27)	(1.99)	—	(2.26)	(7.78)	10.92	(33.16)	113	1.11	1.11	1.11	1.80	—
Class R5	18.71	0.31	—	(5.79)	(5.48)	(0.31)	(1.99)	—	(2.30)	(7.78)	10.93	(32.96)	7	0.79	0.79	0.79	2.13	—
For the Year Ended October 31, 2007
Class Y	16.91	0.38	0.01	1.89	2.28	(0.39)	(0.09)	—	(0.48)	1.80	18.71	13.73(i)	19,948	0.69	0.64	0.64	2.13	84
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	17.24	0.21	—	1.44	1.65	(0.19)	—	—	(0.19)	1.46	18.70	9.62(f)	11	1.45(e)	1.40(e)	1.40(e)	1.38(e)	—
Class R4	17.24	0.25	—	1.44	1.69	(0.23)	—	—	(0.23)	1.46	18.70	9.88(f)	53	1.11(e)	1.06(e)	1.06(e)	1.68(e)	—
Class R5	17.24	0.31	—	1.43	1.74	(0.27)	—	—	(0.27)	1.47	18.71	10.17(f)	11	0.85(e)	0.80(e)	0.80(e)	1.98(e)	—
For the Year Ended October 31, 2006
Class Y	15.50	0.38	—	1.40	1.78	(0.37)	—	—	(0.37)	1.41	16.91	11.63	17,710	0.71	0.66	0.66	2.32	99
For the Year Ended October 31, 2005(h)
Class Y	14.72	0.33	—	0.81	1.14	(0.36)	—	—	(0.36)	0.78	15.50	7.78	15,342	0.75	0.74	0.74	2.13	66
For the Year Ended October 31, 2004(h)
Class Y	14.37	0.25	—	0.36	0.61	(0.26)	—	—	(0.26)	0.35	14.72	4.22	13,587	0.74	0.74	0.74	1.71	42
The Hartford Balanced Allocation Fund(g)
For the Year Ended October 31, 2008
Class R3	13.08	0.26	—	(3.88)	(3.62)	(0.44)	(0.58)	—	(1.02)	(4.64)	8.44	(29.74)	358	0.92	0.92	0.92	0.86	18
Class R4	13.10	0.38	—	(3.96)	(3.58)	(0.47)	(0.58)	—	(1.05)	(4.63)	8.47	(29.44)	8,535	0.59	0.59	0.59	1.54	—
Class R5	13.10	0.41	—	(3.95)	(3.54)	(0.50)	(0.58)	—	(1.08)	(4.62)	8.48	(29.16)	4,135	0.29	0.29	0.29	1.54	—
From (commencement of operations) December 22, 2006 through October 31, 2007

Class R3	11.89	0.08	—	1.25	1.33	(0.14)	—	—	(0.14)	1.19	13.08	11.29(f)	115	0.93(e)	0.93(e)	0.93(e)	0.94(e)	34
Class R4	11.89	0.14	—	1.23	1.37	(0.16)	—	—	(0.16)	1.21	13.10	11.61(f)	2,679	0.66(e)	0.66(e)	0.66(e)	1.23(e)	—
Class R5	11.89	0.14	—	1.25	1.39	(0.18)	—	—	(0.18)	1.21	13.10	11.79(f)	725	0.36(e)	0.36(e)	0.36(e)	1.54(e)	—
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2008(h)
Class Y	49.23	0.36	—	(20.58)	(20.22)	—	(3.73)	—	(3.73)	(23.95)	25.28	(44.24)	1,074,711	0.72	0.72	0.72	0.95	82
Class R3	48.91	0.09	—	(20.35)	(20.26)	—	(3.73)	—	(3.73)	(23.99)	24.92	(44.64)	7,809	1.46	1.46	1.46	0.28	—
Class R4	49.05	0.22	—	(20.46)	(20.24)	—	(3.73)	—	(3.73)	(23.97)	25.08	(44.46)	75,127	1.12	1.12	1.12	0.60	—
Class R5	49.15	0.34	—	(20.55)	(20.21)	—	(3.73)	—	(3.73)	(23.94)	25.21	(44.30)	35,734	0.83	0.83	0.83	0.93	—
For the Year Ended October 31, 2007(h)
Class Y	42.19	0.34	—	10.06	10.40	(0.32)	(3.04)	—	(3.36)	7.04	49.23	26.66(i)	1,035,754	0.72	0.72	0.72	0.78	72
From (commencement of operations) December 22, 2006, through October 31, 2007(h)
Class R3	40.22	0.01	—	8.68	8.69	—	—	—	—	8.69	48.91	21.61(f)	41	1.47(e)	1.47(e)	1.47(e)	0.04(e)	—
Class R4	40.22	0.02	—	8.81	8.83	—	—	—	—	8.83	49.05	21.95(f)	15,618	1.14(e)	1.14(e)	1.14(e)	0.06(e)	—
Class R5	40.22	0.08	—	8.85	8.93	—	—	—	—	8.93	49.15	22.20(f)	1,165	0.85(e)	0.85(e)	0.85(e)	0.25(e)	—
For the Year Ended October 31, 2006
Class Y	38.47	0.30	—	6.84	7.14	—	(3.42)	—	(3.42)	3.72	42.19	20.07	414,259	0.75	0.75	0.75	0.90	74
For the Year Ended October 31, 2005
Class Y	32.29	0.21	—	5.97	6.18	—	—	—	—	6.18	38.47	19.14	245,163	0.78	0.78	0.78	0.76	93
For the Year Ended October 31, 2004
Class Y	27.64	0.11	—	4.54	4.65	—	—	—	—	4.65	32.29	16.82	116,527	0.79	0.79	0.79	0.50	78
The Hartford Capital Appreciation II Fund
For the Year Ended October 31, 2008
Class Y	17.12	—	—	(7.09)	(7.09)	—	(1.17)	—	(1.17)	(8.26)	8.86	(44.20)	21,827	1.01	1.01	1.01	0.51	159
Class R3	17.00	(0.01)	—	(7.09)	(7.10)	—	(1.17)	—	(1.17)	(8.27)	8.73	(44.60)	4,148	1.77	1.77	1.77	(0.28)	—
Class R4	17.05	0.01	—	(7.10)	(7.09)	—	(1.17)	—	(1.17)	(8.26)	8.79	(44.40)	1,232	1.43	1.43	1.43	0.08	—
Class R5	17.10	0.04	—	(7.13)	(7.09)	—	(1.17)	—	(1.17)	(8.26)	8.84	(44.26)	151	1.16	1.16	1.16	0.37	—
For the Year Ended October 31, 2007
Class Y	13.20	0.06	—	4.17	4.23	—	(0.31)	—	(0.31)	3.92	17.12	32.75	158	1.02	1.02	1.02	0.44	102
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	13.52	(0.03)	—	3.51	3.48	—	—	—	—	3.48	17.00	25.74(f)	452	1.85(e)	1.85(e)	1.85(e)	(0.43)(e)	—
Class R4	13.52	(0.01)	—	3.54	3.53	—	—	—	—	3.53	17.05	26.11(f)	14	1.47(e)	1.47(e)	1.47(e)	(0.06)(e)	—
Class R5	13.52	—	—	3.58	3.58	—	—	—	—	3.58	17.10	26.48(f)	136	1.22(e)	1.22(e)	1.22(e)	0.03(e)	—
For the Year Ended October 31, 2006
Class Y	11.08	0.12	—	2.15	2.27	—	(0.15)	—	(0.15)	2.12	13.20	20.74	119	1.20	1.15	1.15	0.39	113
From (commencement of operations) April 29, 2005, through October 31, 2005
Class Y	10.00	0.02	—	1.06	1.08	—	—	—	—	1.08	11.08	10.80(f)	332	1.41(e)	1.15(e)	1.15(e)	0.29(e)	46
The Hartford Checks and Balances Fund(g)
From (commencement of operations) August 29, 2008, through October 31, 2008
Class R3	9.38	0.03	—	(2.06)	(2.03)	(0.04)	—	—	(0.04)	(2.07)	7.31	(21.19)(f)	80	0.81(e)	0.80(e)	0.80(e)	1.93(e)	6
Class R4	9.38	0.03	—	(2.05)	(2.02)	(0.04)	—	—	(0.04)	(2.06)	7.32	(21.06)(f)	79	0.51(e)	0.50(e)	0.50(e)	2.23(e)	—
Class R5	9.38	0.03	—	(2.04)	(2.01)	(0.05)	—	—	(0.05)	(2.06)	7.32	(21.04)(f)	79	0.21(e)	0.21(e)	0.21(e)	2.52(e)	—

186

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Conservative Allocation Fund(g)
For the Year Ended October 31, 2008
Class R3	$11.61	$0.32	$—	$(2.86)	$(2.54)	$(0.39)	$(0.40)	$—	$(0.79)	$(3.33)	$8.28	(23.28)%	$269	0.97%	0.97%	0.97%	2.01%	27%
Class R4	11.62	0.34	—	(2.85)	(2.51)	(0.42)	(0.40)	—	(0.82)	(3.33)	8.29	(23.01)	4,900	0.63	0.63	0.63	2.21	—
Class R5	11.63	0.39	—	(2.87)	(2.48)	(0.45)	(0.40)	—	(0.85)	(3.33)	8.30	(22.81)	2,097	0.34	0.34	0.34	2.84	—
From (commencement of operations) December 22, 3006 through October 31, 2007
Class R3	10.95	0.16	—	0.70	0.86	(0.20)	—	—	(0.20)	0.66	11.61	7.93(f)	20	1.05(e)	1.03(e)	1.03(e)	1.87(e)	40
Class R4	10.95	0.20	—	0.70	0.90	(0.23)	—	—	(0.23)	0.67	11.62	8.25(f)	429	0.75(e)	0.75(e)	0.75(e)	2.26(e)	—
Class R5	10.95	0.24	—	0.68	0.92	(0.24)	—	—	(0.24)	0.68	11.63	8.53(f)	695	0.48(e)	0.46(e)	0.46(e)	2.41(e)	—
The Hartford Disciplined Equity Fund
For the Year Ended October 31, 2008
Class Y	15.43	0.12	—	(5.81)	(5.69)	(0.10)	—	—	(0.10)	(5.79)	9.64	(37.09)	67,966	0.89	0.89	0.89	0.88	69
Class R3	15.33	0.01	—	(5.78)	(5.77)	—	—	—	—	(5.77)	9.56	(37.64)	11	1.87	1.65	1.65	0.12	—
Class R4	15.37	0.06	—	(5.79)	(5.73)	(0.04)	—	—	(0.04)	(5.77)	9.60	(37.37)	8	1.28	1.28	1.28	0.48	—
Class R5	15.41	0.10	—	(5.81)	(5.71)	(0.08)	—	—	(0.08)	(5.79)	9.62	(37.23)	7	0.99	0.99	0.99	0.77	—
For the Year Ended October 31, 2007
Class Y	13.58	0.19	0.01	1.75	1.95	(0.10)	—	—	(0.10)	1.85	15.43	14.45(i)	111,098	0.88	0.88	0.88	0.86	72
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	13.89	—	—	1.44	1.44	—	—	—	—	1.44	15.33	10.37(f)	11	1.65(e)	1.65(e)	1.65(e)	(0.03)(e)	—
Class R4	13.89	0.03	—	1.45	1.48	—	—	—	—	1.48	15.37	10.66(f)	11	1.34(e)	1.34(e)	1.34(e)	0.28(e)	—
Class R5	13.89	0.07	—	1.45	1.52	—	—	—	—	1.52	15.41	10.94(f)	11	1.05(e)	1.05(e)	1.05(e)	0.57(e)	—
For the Year Ended October 31, 2006
Class Y	12.12	0.14	—	1.40	1.54	(0.08)	—	—	(0.08)	1.46	13.58	12.76	169,614	0.89	0.89	0.89	0.88	67
For the Year Ended October 31, 2005
Class Y	10.99	0.15	—	1.12	1.27	(0.14)	—	—	(0.14)	1.13	12.12	11.62	81,582	0.90	0.90	0.90	0.97	61
For the Year Ended October 31, 2004
Class Y	10.36	(0.01)	—	0.69	0.68	(0.05)	—	—	(0.05)	0.63	10.99	6.55	19,578	0.88	0.88	0.88	0.95	62
The Hartford Diversified International Fund
From (commencement of operations) June 30, 2008, through October 31, 2008
Class Y	10.00	0.01	—	(4.12)	(4.11)	—	—	—	—	(4.11)	5.89	(41.10)(f)	5,886	1.74(e)	1.30(e)	1.30(e)	0.52(e)	67
Class R3	10.00	—	—	(4.13)	(4.13)	—	—	—	—	(4.13)	5.87	(41.30)(f)	588	2.44(e)	1.90(e)	1.90(e)	(0.07)(e)	—
Class R4	10.00	—	—	(4.12)	(4.12)	—	—	—	—	(4.12)	5.88	(41.20)(f)	588	2.14(e)	1.65(e)	1.65(e)	0.18(e)	—
Class R5	10.00	0.01	—	(4.13)	(4.12)	—	—	—	—	(4.12)	5.88	(41.20)(f)	588	1.84(e)	1.40(e)	1.40(e)	0.43(e)	—
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2008
Class Y	23.41	0.37	—	(7.40)	(7.03)	(0.39)	(1.24)	—	(1.63)	(8.66)	14.75	(31.99)	494,110	0.69	0.69	0.69	2.01	36
Class R3	23.37	0.23	—	(7.40)	(7.17)	(0.25)	(1.24)	—	(1.49)	(8.66)	14.71	(32.53)	455	1.58	1.50	1.50	1.16	—
Class R4	23.39	0.32	—	(7.42)	(7.10)	(0.32)	(1.24)	—	(1.56)	(8.66)	14.73	(32.25)	8,410	1.09	1.09	1.09	1.63	—
Class R5	23.41	0.35	—	(7.40)	(7.05)	(0.37)	(1.24)	—	(1.61)	(8.66)	14.75	(32.06)	310	0.80	0.80	0.80	1.94	—
For the Year Ended October 31, 2007
Class Y	21.72	0.37	—	3.02	3.39	(0.36)	(1.34)	—	(1.70)	1.69	23.41	16.68(i)	255,138	0.69	0.69	0.69	1.72	24
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	21.14	0.15	—	2.25	2.40	(0.17)	—	—	(0.17)	2.23	23.37	11.38(f)	177	1.40(e)	1.40(e)	1.40(e)	0.63(e)	—
Class R4	21.14	0.21	—	2.26	2.47	(0.22)	—	—	(0.22)	2.25	23.39	11.70(f)	1,994	1.09(e)	1.09(e)	1.09(e)	0.72(e)	—
Class R5	21.14	0.26	—	2.26	2.52	(0.25)	—	—	(0.25)	2.27	23.41	11.99(f)	193	0.82(e)	0.82(e)	0.82(e)	0.98(e)	—
For the Year Ended October 31, 2006(h)
Class Y	19.30	0.35	—	3.18	3.53	(0.35)	(0.76)	—	(1.11)	2.42	21.72	19.15	133,376	0.71	0.71	0.71	1.75	29
For the Year Ended October 31, 2005
Class Y	17.97	0.32	—	1.53	1.85	(0.33)	(0.19)	—	(0.52)	1.33	19.30	10.36	114,777	0.73	0.73	0.73	1.64	26
For the Year Ended October 31, 2004
Class Y	16.11	0.24	—	1.86	2.10	(0.24)	—	—	(0.24)	1.86	17.97	13.06	69,088	0.75	0.75	0.75	1.44	25
The Hartford Equity Growth Allocation Fund(g)
For the Year Ended October 31, 2008(h)
Class R3	15.52	(0.02)	—	(5.80)	(5.82)	(0.55)	(0.90)	—	(1.45)	(7.27)	8.25	(41.10)	699	0.95	0.95	0.95	(0.13)	10
Class R4	15.56	(0.05)	—	(5.74)	(5.79)	(0.60)	(0.90)	—	(1.50)	(7.29)	8.27	(40.92)	2,389	0.64	0.64	0.64	(0.40)	—
Class R5	15.60	(0.03)	—	(5.76)	(5.79)	(0.60)	(0.90)	—	(1.50)	(7.29)	8.31	(40.78)	1,526	0.34	0.34	0.34	(0.26)	—
From (commencement of operations) December 22, 2007 through October 31, 2007
Class R3	13.24	(0.05)	—	2.33	2.28	—	—	—	—	2.28	15.52	17.22(f)	952	0.97(e)	0.96(e)	0.96(e)	(0.91)(e)	37
Class R4	13.24	(0.02)	—	2.34	2.32	—	—	—	—	2.32	15.56	17.52(f)	456	0.71(e)	0.69(e)	0.69(e)	(0.64)(e)	—
Class R5	13.24	(0.01)	—	2.37	2.36	—	—	—	—	2.36	15.60	17.82(f)	77	0.42(e)	0.38(e)	0.38(e)	(0.33)(e)	—

187

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Equity Income Fund
For the Year Ended October 31, 2008
Class Y	$15.23	$0.39	$—	$(4.46)	$(4.07)	$(0.36)	$(0.40)	$—	$(0.76)	$(4.83)	$10.40	(27.80)%	$62,258	0.80%	0.75%	0.75%	2.90%	53%
Class R3	15.21	0.27	—	(4.41)	(4.14)	(0.28)	(0.40)	—	(0.68)	(4.82)	10.39	(28.26)	78	1.55	1.50	1.50	2.14	—
Class R4	15.22	0.32	—	(4.43)	(4.11)	(0.31)	(0.40)	—	(0.71)	(4.82)	10.40	(28.03)	8	1.18	1.13	1.13	2.50	—
Class R5	15.22	0.36	—	(4.43)	(4.07)	(0.35)	(0.40)	—	(0.75)	(4.82)	10.40	(27.82)	8	0.90	0.85	0.85	2.78	—
For the Year Ended October 31, 2007
Class Y	14.07	0.31	—	1.72	2.03	(0.33)	(0.54)	—	(0.87)	1.16	15.23	15.12	130,262	0.83	0.73	0.73	2.30	20
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	13.97	0.17	—	1.24	1.41	(0.17)	—	—	(0.17)	1.24	15.21	10.11(f)	95	1.60(e)	1.50(e)	1.50(e)	1.51(e)	—
Class R4	13.97	0.23	—	1.22	1.45	(0.20)	—	—	(0.20)	1.25	15.22	10.44(f)	11	1.28(e)	1.18(e)	1.18(e)	1.84(e)	—
Class R5	13.97	0.27	—	1.21	1.48	(0.23)	—	—	(0.23)	1.25	15.22	10.67(f)	11	0.99(e)	0.89(e)	0.89(e)	2.13(e)	—
For the Year Ended October 31, 2006
Class Y	12.15	0.30	—	1.98	2.28	(0.33)	(0.03)	—	(0.36)	1.92	14.07	19.18	7,593	0.88	0.58	0.58	2.26	24
For the Year Ended October 31, 2005
Class Y	11.33	0.32	—	0.83	1.15	(0.31)	(0.02)	—	(0.33)	0.82	12.15	10.22	784	0.91	0.11	0.11	2.79	23
For the Year Ended October 31, 2004
Class Y	10.39	0.24	—	0.95	1.19	(0.25)	—	—	(0.25)	0.94	11.33	11.53	375	0.91	0.11	0.11	2.73	22
The Hartford Floating Rate Fund
For the Year Ended October 31, 2008
Class Y	9.78	0.57	—	(2.66)	(2.09)	(0.56)	—	—	(0.56)	(2.65)	7.13	(22.39)	98,315	0.69	0.69	0.69	6.23	18
Class R3	9.79	0.52	—	(2.66)	(2.14)	(0.51)	—	—	(0.51)	(2.65)	7.14	(22.80)	544	1.45	1.25	1.25	5.63	—
Class R4	9.78	0.54	—	(2.66)	(2.12)	(0.53)	—	—	(0.53)	(2.65)	7.13	(22.63)	515	1.15	1.00	1.00	5.71	—
Class R5	9.81	0.56	—	(2.68)	(2.12)	(0.54)	—	—	(0.54)	(2.66)	7.15	(22.55)	90	0.86	0.85	0.85	6.24	—
For the Year Ended October 31, 2007
Class Y	10.11	0.69	—	(0.32)	0.37	(0.70)	—	—	(0.70)	(0.33)	9.78	3.73	104,762	0.68	0.68	0.68	6.92	62
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	10.09	0.54	—	(0.31)	0.23	(0.53)	—	—	(0.53)	(0.30)	9.79	2.31(f)	285	1.75(e)	1.25(e)	1.25(e)	6.59(e)	—
Class R4	10.09	0.56	—	(0.32)	0.24	(0.55)	—	—	(0.55)	(0.31)	9.78	2.42(f)	10	1.18(e)	1.00(e)	1.00(e)	6.58(e)	—
Class R5	10.09	0.58	—	(0.29)	0.29	(0.57)	—	—	(0.57)	(0.28)	9.81	2.90(f)	205	0.86(e)	0.85(e)	0.85(e)	6.81(e)	—
For the Year Ended October 31, 2006
Class Y	10.08	0.66	—	0.02	0.68	(0.65)	—	—	(0.65)	0.03	10.11	7.00	50,896	0.65	0.15	0.15	6.89	33
From (commencement of operations) April 29, 2005, through October 31, 2005
Class Y	10.00	0.23	—	0.08	0.31	(0.23)	—	—	(0.23)	0.08	10.08	3.10(f)	10,062	0.73(e)	0.01(e)	0.01(e)	6.06(e)	15
The Hartford Global Equity Fund
From (commencement of operations) February 29, 2008, through October 31, 2008
Class Y	10.00	0.07	—	(3.51)	(3.44)	—	—	—	—	(3.44)	6.56	(34.40)(f)	197	1.66(e)	1.30(e)	1.30(e)	1.07(e)	56
Class R3	10.00	0.03	—	(3.50)	(3.47)	—	—	—	—	(3.47)	6.53	(34.70)(f)	196	2.36(e)	1.90(e)	1.90(e)	0.47(e)	—
Class R4	10.00	0.04	—	(3.50)	(3.46)	—	—	—	—	(3.46)	6.54	(34.60)(f)	196	2.06(e)	1.65(e)	1.65(e)	0.72(e)	—
Class R5	10.00	0.06	—	(3.51)	(3.45)	—	—	—	—	(3.45)	6.55	(34.50)(f)	196	1.76(e)	1.40(e)	1.40(e)	0.97(e)	—
The Hartford Global Growth Fund
For the Year Ended October 31, 2008(h)
Class Y	26.19	0.07	—	(12.46)	(12.39)	—	(2.66)	—	(2.66)	(15.05)	11.14	(52.31)	135,673	0.90	0.90	0.90	0.36	82
Class R3	26.02	(0.08)	—	(12.31)	(12.39)	—	(2.66)	—	(2.66)	(15.05)	10.97	(52.69)	10	1.88	1.73	1.73	(0.42)	—
Class R4	26.09	(0.05)	—	(12.37)	(12.42)	—	(2.66)	—	(2.66)	(15.08)	11.01	(52.66)	7	1.58	1.43	1.43	(0.57)	—
Class R5	26.15	0.05	—	(12.44)	(12.39)	—	(2.66)	—	(2.66)	(15.05)	11.10	(52.40)	12	1.06	1.06	1.06	0.26	—
For the Year Ended October 31, 2007
Class Y	20.14	—	0.06	6.97	7.03	—	(0.98)	—	(0.98)	6.05	26.19	36.61(i)	195,998	0.89	0.89	0.89	(0.01)	85
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	20.00	(0.14)	—	6.16	6.02	—	—	—	—	6.02	26.02	30.10(f)	13	1.65(e)	1.65(e)	1.65(e)	(0.78)(e)	—
Class R4	20.00	(0.09)	—	6.18	6.09	—	—	—	—	6.09	26.09	30.45(f)	13	1.34(e)	1.34(e)	1.34(e)	(0.47)(e)	—
Class R5	20.00	(0.03)	—	6.18	6.15	—	—	—	—	6.15	26.15	30.75(f)	13	1.05(e)	1.05(e)	1.05(e)	(0.17)(e)	—
For the Year Ended October 31, 2006(h)
Class Y	17.46	0.06	—	2.91	2.97	(0.10)	(0.19)	—	(0.29)	2.68	20.14	17.25	169,270	0.93	0.93	0.93	0.31	125
For the Year Ended October 31, 2005
Class Y	17.06	0.13	—	0.27	0.40	—	—	—	—	0.40	17.46	2.34	83,896	0.97	0.97	0.97	0.87	270
For the Year Ended October 31, 2004
Class Y	14.34	0.03	—	2.69	2.72	—	—	—	—	2.72	17.06	18.97	58,791	0.93	0.93	0.93	0.31	271

188

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Health Fund
For the Year Ended October 31, 2008
Class Y	$19.74	$0.05	$—	$(5.09)	$(5.04)	$—	$(1.30)	$—	$(1.30)	$(6.34)	$13.40	(27.23)%	$155,104	0.95%	0.95%	0.95%	0.28%	67%
Class R3	19.59	(0.03)	—	(5.07)	(5.10)	—	(1.30)	—	(1.30)	(6.40)	13.19	(27.78)	503	1.91	1.85	1.85	(0.67)	—
Class R4	19.66	—	—	(5.07)	(5.07)	—	(1.30)	—	(1.30)	(6.37)	13.29	(27.52)	3,921	1.35	1.35	1.35	(0.02)	—
Class R5	19.70	0.03	—	(5.05)	(5.02)	—	(1.30)	—	(1.30)	(6.32)	13.38	(27.18)	1,449	1.05	1.05	1.05	0.27	—
For the Year Ended October 31, 2007
Class Y	18.57	0.04	—	1.81	1.85	—	(0.68)	—	(0.68)	1.17	19.74	10.45(i)	213,110	0.95	0.95	0.95	0.20	41
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	18.27	(0.02)	—	1.34	1.32	—	—	—	—	1.32	19.59	7.22(f)	112	1.75(e)	1.75(e)	1.75(e)	(0.50)(e)	—
Class R4	18.27	—	—	1.39	1.39	—	—	—	—	1.39	19.66	7.61(f)	494	1.41(e)	1.41(e)	1.41(e)	—(e)	—
Class R5	18.27	—	—	1.43	1.43	—	—	—	—	1.43	19.70	7.83(f)	434	1.14(e)	1.14(e)	1.14(e)	—(e)	—
For the Year Ended October 31, 2006
Class Y	17.05	(0.01)	—	2.53	2.52	—	(1.00)	—	(1.00)	1.52	18.57	15.56	192,814	1.08	1.08	1.08	(0.03)	30
For the Year Ended October 31, 2005
Class Y	15.41	(0.01)	—	2.42	2.41	—	(0.77)	—	(0.77)	1.64	17.05	16.19	169,698	1.08	1.08	1.08	(0.12)	50
For the Year Ended October 31, 2004
Class Y	14.09	(0.02)	—	1.40	1.38	—	(0.06)	—	(0.06)	1.32	15.41	9.88	1,299	1.12	1.12	1.12	(0.14)	41
The Hartford Growth Allocation Fund(g)
For the Year Ended October 31, 2008
Class R3	14.46	0.18	—	(4.87)	(4.69)	(0.47)	(0.79)	—	(1.26)	(5.95)	8.51	(35.32)	49	1.06	1.06	1.06	0.34	13
Class R4	14.51	0.43	—	(5.08)	(4.65)	(0.51)	(0.79)	—	(1.30)	(5.95)	8.56	(34.95)	4,825	0.59	0.59	0.59	0.17	—
Class R5	14.54	0.46	—	(5.09)	(4.63)	(0.52)	(0.79)	—	(1.31)	(5.94)	8.60	(34.78)	2,917	0.30	0.30	0.30	0.63	—
From (commencement of operations) December 22, 2006 through October 31, 2007
Class R3	12.59	(0.02)	—	1.89	1.87	—	—	—	—	1.87	14.46	14.85(f)	53	0.95(e)	0.93(e)	0.93(e)	(0.26)(e)	39
Class R4	12.59	—	—	1.92	1.92	—	—	—	—	1.92	14.51	15.25(f)	325	0.66(e)	0.65(e)	0.65(e)	(0.01)(e)	—
Class R5	12.59	—	—	1.95	1.95	—	—	—	—	1.95	14.54	15.49(f)	782	0.38(e)	0.38(e)	0.38(e)	0.25(e)	—
The Hartford Growth Fund
For the Year Ended October 31, 2008(h)
Class Y	21.90	0.04	—	(8.33)	(8.29)	—	(1.58)	—	(1.58)	(9.87)	12.03	(40.50)	116,109	0.80	0.80	0.80	0.21	106
Class R3	21.76	(0.08)	—	(8.24)	(8.32)	—	(1.58)	—	(1.58)	(9.90)	11.86	(40.93)	53	1.71	1.55	1.55	(0.51)	—
Class R4	21.82	(0.03)	—	(8.27)	(8.30)	—	(1.58)	—	(1.58)	(9.88)	11.94	(40.70)	1,394	1.20	1.20	1.20	(0.17)	—
Class R5	21.87	0.02	—	(8.31)	(8.29)	—	(1.58)	—	(1.58)	(9.87)	12.00	(40.56)	51	0.92	0.92	0.92	0.09	—
For the Year Ended October 31, 2007
Class Y	18.89	0.02	—	4.29	4.31	—	(1.30)	—	(1.30)	3.01	21.90	24.52(i)	103,251	0.81	0.81	0.81	0.10	89
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	18.15	(0.08)	—	3.69	3.61	—	—	—	—	3.61	21.76	19.89(f)	16	1.56(e)	1.56(e)	1.56(e)	(0.67)(e)	—
Class R4	18.15	(0.01)	—	3.68	3.67	—	—	—	—	3.67	21.82	20.22(f)	282	1.17(e)	1.17(e)	1.17(e)	(0.28)(e)	—
Class R5	18.15	—	—	3.72	3.72	—	—	—	—	3.72	21.87	20.50(f)	63	0.90(e)	0.90(e)	0.90(e)	(0.01)(e)	—
For the Year Ended October 31, 2006
Class Y	17.65	0.01	—	1.23	1.24	—	—	—	—	1.24	18.89	7.03	130,594	0.83	0.83	0.83	0.08	92
For the Year Ended October 31, 2005
Class Y	16.42	0.01	—	1.22	1.23	—	—	—	—	1.23	17.65	7.49	52,992	0.85	0.85	0.85	0.10	77
For the Year Ended October 31, 2004
Class Y	15.31	—	—	1.11	1.11	—	—	—	—	1.11	16.42	7.25	11,926	0.87	0.87	0.87	(0.18)	66
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2008(h)
Class Y	39.43	0.10	—	(15.76)	(15.66)	(0.08)	(4.38)	—	(4.46)	(20.12)	19.31	(44.38)	133,048	0.78	0.78	0.78	0.34	142
Class R3	39.18	(0.11)	—	(15.61)	(15.72)	—	(4.38)	—	(4.38)	(20.10)	19.08	(44.77)	5,391	1.52	1.52	1.52	(0.39)	—
Class R4	39.33	(0.02)	—	(15.68)	(15.70)	(0.06)	(4.38)	—	(4.44)	(20.14)	19.19	(44.60)	19,129	1.19	1.19	1.19	(0.08)	—
Class R5	39.39	0.06	—	(15.72)	(15.66)	(0.07)	(4.38)	—	(4.45)	(20.11)	19.28	(44.41)	3,169	0.93	0.93	0.93	0.22	—
For the Year Ended October 31, 2007
Class Y(j)	30.04	0.15	0.01	11.35	11.51	—	(2.12)	—	(2.12)	9.39	39.43	41.07(i)	138,065	0.80	0.80	0.80	0.53	120
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	29.39	(0.08)	—	9.87	9.79	—	—	—	—	9.79	39.18	33.31(f)	323	1.58(e)	1.58(e)	1.58(e)	(0.69)(e)	—
Class R4	29.39	(0.01)	—	9.95	9.94	—	—	—	—	9.94	39.33	33.82(f)	3,402	1.23(e)	1.23(e)	1.23(e)	(0.18)(e)	—
Class R5	29.39	—	—	10.00	10.00	—	—	—	—	10.00	39.39	34.03(f)	81	0.92(e)	0.92(e)	0.92(e)	0.01(e)	—
For the Year Ended October 31, 2006
Class Y	28.37	0.02	—	3.68	3.70	—	(2.03)	—	(2.03)	1.67	30.04	13.76	73,685	0.85	0.83	0.83	0.08	131
For the Year Ended October 31, 2005
Class Y	23.82	—	—	4.55	4.55	—	—	—	—	4.55	28.37	19.10	28,441	0.88	0.88	0.88	—	156
For the Year Ended October 31, 2004
Class Y	21.42	(0.01)	—	2.41	2.40	—	—	—	—	2.40	23.82	11.20	4,792	0.82	0.82	0.82	(0.33)	130

189

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford High Yield Fund
For the Year Ended October 31, 2008(h)
Class Y	$7.93	$0.60	$—	$(2.40)	$(1.80)	$(0.60)	$—	$—	$(0.60)	$(2.40)	$5.53	(24.09)%	$13,394	0.79%	0.79%	0.79%	8.57%	111%
Class R3	7.93	0.56	—	(2.41)	(1.85)	(0.56)	—	—	(0.56)	(2.41)	5.52	(24.70)	14	1.63	1.40	1.40	7.93	—
Class R4	7.93	0.59	—	(2.41)	(1.82)	(0.58)	—	—	(0.58)	(2.40)	5.53	(24.32)	8	1.19	1.10	1.10	8.15	—
Class R5	7.93	0.60	—	(2.40)	(1.80)	(0.60)	—	—	(0.60)	(2.40)	5.53	(24.16)	8	0.90	0.90	0.90	8.35	—
For the Year Ended October 31, 2007
Class Y	7.92	0.71	—	(0.09)	0.62	(0.61)	—	—	(0.61)	0.01	7.93	7.96	4,897	0.87	0.67	0.67	7.62	145
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	8.04	0.48	—	(0.13)	0.35	(0.46)	—	—	(0.46)	(0.11)	7.93	4.49(f)	10	1.66(e)	1.40(e)	1.40(e)	6.99(e)	—
Class R4	8.04	0.50	—	(0.13)	0.37	(0.48)	—	—	(0.48)	(0.11)	7.93	4.75(f)	10	1.34(e)	1.10(e)	1.10(e)	7.29(e)	—
Class R5	8.04	0.52	—	(0.13)	0.39	(0.50)	—	—	(0.50)	(0.11)	7.93	4.96(f)	11	1.06(e)	0.85(e)	0.85(e)	7.54(e)	—
For the Year Ended October 31, 2006
Class Y	7.75	0.58	—	0.17	0.75	(0.58)	—	—	(0.58)	0.17	7.92	10.11	24,374	0.88	0.73	0.73	7.33	147
For the Year Ended October 31, 2005
Class Y	8.17	0.52	—	(0.40)	0.12	(0.54)	—	—	(0.54)	(0.42)	7.75	1.43	25,974	0.87	0.87	0.87	6.40	113
For the Year Ended October 31, 2004(h)
Class Y	7.94	0.39	—	0.36	0.75	(0.52)	—	—	(0.52)	0.23	8.17	9.72	16,410	0.84	0.84	0.84	6.13	86
The Hartford Income Allocation Fund(g)
For the Year Ended October 31, 2008
Class R3	9.87	0.43	—	(1.46)	(1.03)	(0.44)	—	—	(0.44)	(1.47)	8.40	(10.93)	18	1.17	0.96	0.96	4.59	42
Class R4	9.86	0.46	—	(1.47)	(1.01)	(0.46)	—	—	(0.46)	(1.47)	8.39	(10.68)	1,128	0.75	0.67	0.67	4.85	—
Class R5	9.87	0.47	—	(1.45)	(0.98)	(0.49)	—	—	(0.49)	(1.47)	8.40	(10.39)	82	0.52	0.38	0.38	5.24	—
From (commencement of operations) December 22, 2006 through October 31, 2007
Class R3	9.91	0.35	—	(0.04)	0.31	(0.35)	—	—	(0.35)	(0.04)	9.87	3.20(f)	10	1.18(e)	0.96(e)	0.96(e)	4.19(e)	35
Class R4	9.91	0.38	—	(0.05)	0.33	(0.38)	—	—	(0.38)	(0.05)	9.86	3.39(f)	96	0.84(e)	0.66(e)	0.66(e)	4.56(e)	—
Class R5	9.91	0.41	—	(0.05)	0.36	(0.40)	—	—	(0.40)	(0.04)	9.87	3.72(f)	10	0.58(e)	0.36(e)	0.36(e)	4.79(e)	—
The Hartford Inflation Plus Fund
For the Year Ended October 31, 2008
Class Y	10.69	0.66	—	(0.91)	(0.25)	(0.64)	—	—	(0.64)	(0.89)	9.80	(2.90)	138,292	0.65	0.65	0.60	5.85	437
Class R3	10.67	0.53	—	(0.85)	(0.32)	(0.57)	—	—	(0.57)	(0.89)	9.78	(3.56)	216	1.43	1.30	1.25	5.63	—
Class R4	10.67	0.57	—	(0.86)	(0.29)	(0.59)	—	—	(0.59)	(0.88)	9.79	(3.23)	17	1.12	1.06	1.00	5.29	—
Class R5	10.68	0.58	—	(0.83)	(0.25)	(0.63)	—	—	(0.63)	(0.88)	9.80	(2.94)	28	0.75	0.75	0.70	4.92	—
For the Year Ended October 31, 2007
Class Y	10.45	0.38	—	0.26	0.64	(0.40)	—	—	(0.40)	0.24	10.69	6.23	164,155	0.82	0.72	0.56	3.71	608
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	10.41	0.39	—	0.22	0.61	(0.35)	—	—	(0.35)	0.26	10.67	5.98(f)	10	1.59(e)	1.40(e)	1.23(e)	4.36(e)	—
Class R4	10.41	0.41	—	0.22	0.63	(0.37)	—	—	(0.37)	0.26	10.67	6.15(f)	10	1.28(e)	1.15(e)	0.99(e)	4.61(e)	—
Class R5	10.41	0.43	—	0.22	0.65	(0.38)	—	—	(0.38)	0.27	10.68	6.42(f)	11	0.99(e)	0.89(e)	0.72(e)	4.86(e)	—
For the Year Ended October 31, 2006
Class Y	10.68	0.51	—	(0.25)	0.26	(0.46)	(0.03)	—	(0.49)	(0.23)	10.45	2.58	140,796	0.68	0.68	0.68	5.05	193
For the Year Ended October 31, 2005
Class Y	10.97	0.47	—	(0.22)	0.25	(0.45)	(0.09)	—	(0.54)	(0.29)	10.68	2.29	95,947	0.68	0.68	0.68	4.42	71
From (commencement of operations) November 28, 2003, through October 31, 2004
Class Y	10.57	0.28	—	0.44	0.72	(0.32)	—	—	(0.32)	0.40	10.97	6.89(f)	23,045	0.65(e)	0.65(e)	0.65(e)	1.55(e)	81
The Hartford International Growth Fund
For the Year Ended October 31, 2008(h)
Class Y	19.38	0.12	—	(9.79)	(9.67)	—	(2.41)	—	(2.41)	(12.08)	7.30	(56.72)	54,257	0.99	0.99	0.99	0.92	359
Class R3	19.24	0.01	—	(9.66)	(9.65)	—	(2.41)	—	(2.41)	(12.06)	7.18	(57.08)	293	1.89	1.85	1.85	0.09	—
Class R4	19.30	0.02	—	(9.68)	(9.66)	—	(2.41)	—	(2.41)	(12.07)	7.23	(56.94)	139	1.47	1.47	1.47	0.15	—
Class R5	19.35	0.10	—	(9.76)	(9.66)	—	(2.41)	—	(2.41)	(12.07)	7.28	(56.77)	6	1.08	1.08	1.08	0.76	—
For the Year Ended October 31, 2007(h)
Class Y	15.17	0.02	—	5.55	5.57	—	(1.36)	—	(1.36)	4.21	19.38	40.01(i)	76,429	1.03	1.03	1.03	0.17	242
From (commencement of operations) December 22, 2006, through October 31, 2007(h)
Class R3	14.79	(0.02)	—	4.47	4.45	—	—	—	—	4.45	19.24	30.09(f)	15	1.83(e)	1.83(e)	1.83(e)	(0.15)(e)	—
Class R4	14.79	0.03	—	4.48	4.51	—	—	—	—	4.51	19.30	30.49(f)	13	1.46(e)	1.46(e)	1.46(e)	0.25(e)	—
Class R5	14.79	0.07	—	4.49	4.56	—	—	—	—	4.56	19.35	30.83(f)	13	1.17(e)	1.17(e)	1.17(e)	0.51(e)	—
For the Year Ended October 31, 2006(h)
Class Y	12.33	0.06	—	3.02	3.08	(0.10)	(0.14)	—	(0.24)	2.84	15.17	25.38	70,777	1.16	1.16	1.16	0.42	165
For the Year Ended October 31, 2005
Class Y	11.72	0.08	—	0.53	0.61	—	—	—	—	0.61	12.33	5.20	74,651	1.22	1.20	1.20	0.98	183
For the Year Ended October 31, 2004
Class Y	9.69	(0.01)	—	2.09	2.08	—	(0.05)	—	(0.05)	2.03	11.72	21.61	28,775	1.31	1.20	1.20	(0.09)	200

190

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford International Opportunities Fund
For the Year Ended October 31, 2008(h)
Class Y	$22.48	$0.29	$—	$(8.81)	$(8.52)	$(0.14)	$(3.20)	$—	$(3.34)	$(11.86)	$10.62	(44.22)%	$71,555	0.94%	0.94%	0.94%	1.74%	150%
Class R3	22.33	0.18	—	(8.77)	(8.59)	(0.03)	(3.20)	—	(3.23)	(11.82)	10.51	(44.70)	74	1.99	1.79	1.79	1.13	—
Class R4	22.39	0.05	—	(8.59)	(8.54)	(0.07)	(3.20)	—	(3.27)	(11.81)	10.58	(44.39)	1,003	1.52	1.52	1.52	0.54	—
Class R5	22.45	0.25	—	(8.78)	(8.53)	(0.12)	(3.20)	—	(3.32)	(11.85)	10.60	(44.32)	10	1.10	1.10	1.10	1.57	—
For the Year Ended October 31, 2007
Class Y	16.67	0.05	—	6.39	6.44	(0.20)	(0.43)	—	(0.63)	5.81	22.48	39.91(i)	127,314	0.95	0.95	0.95	0.84	147
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	17.07	0.06	—	5.20	5.26	—	—	—	—	5.26	22.33	30.81(f)	28	1.71(e)	1.71(e)	1.71(e)	0.40(e)	—
Class R4	17.07	0.09	—	5.23	5.32	—	—	—	—	5.32	22.39	31.17(f)	13	1.41(e)	1.41(e)	1.41(e)	0.53(e)	—
Class R5	17.07	0.13	—	5.25	5.38	—	—	—	—	5.38	22.45	31.52(f)	13	1.11(e)	1.11(e)	1.11(e)	0.83(e)	—
For the Year Ended October 31, 2006(h)
Class Y	13.55	0.25	—	2.98	3.23	(0.11)	—	—	(0.11)	3.12	16.67	24.00	43,994	1.02	1.02	1.02	1.56	102
For the Year Ended October 31, 2005
Class Y	11.53	0.12	—	1.90	2.02	—	—	—	—	2.02	13.55	17.52	5,612	1.05	1.05	1.05	0.94	119
For the Year Ended October 31, 2004
Class Y	9.91	0.11	—	1.56	1.67	(0.05)	—	—	(0.05)	1.62	11.53	16.87	4,288	1.09	1.08	1.08	0.82	143
The Hartford Money Market Fund
For the Year Ended October 31, 2008
Class Y	1.00	0.03	—	—	0.03	(0.03)	—	—	(0.03)	—	1.00	2.69	1,595	0.52	0.52	0.52	2.77	N/A
Class R3	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	2.07	529	1.35	1.15	1.15	1.33	—
Class R4	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	2.37	148,465	0.94	0.85	0.85	1.91	—
Class R5	1.00	0.03	—	—	0.03	(0.03)	—	—	(0.03)	—	1.00	2.60	8,826	0.63	0.63	0.63	2.09	—
For the Year Ended October 31, 2007
Class Y	1.00	0.05	—	—	0.05	(0.05)	—	—	(0.05)	—	1.00	4.90	2,707	0.58	0.55	0.55	4.77	N/A
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	3.63(f)	10	1.36(e)	1.20(e)	1.20(e)	4.16(e)	—
Class R4	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	3.95(f)	17,239	1.01(e)	0.90(e)	0.90(e)	4.49(e)	—
Class R5	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	4.18(f)	1,229	0.72(e)	0.60(e)	0.60(e)	4.79(e)	—
For the Year Ended October 31, 2006
Class Y	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	4.34	13,628	0.61	0.55	0.55	4.29	N/A
For the Year Ended October 31, 2005
Class Y	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	2.40	16,114	0.61	0.55	0.55	2.47	N/A
For the Year Ended October 31, 2004
Class Y	1.00	0.0070	—	—	0.0070	(0.0070)	—	—	(0.0070)	—	1.00	0.72	9,698	0.56	0.55	0.55	0.96	N/A
The Hartford Small Company Fund
For the Year Ended October 31, 2008
Class Y	26.00	0.02	—	(9.29)	(9.27)	—	(2.63)	—	(2.63)	(11.90)	14.10	(39.23)	166,183	0.89	0.89	0.89	0.12	183
Class R3	25.83	(0.07)	—	(9.24)	(9.31)	—	(2.63)	—	(2.63)	(11.94)	13.89	(39.69)	2,990	1.66	1.65	1.65	(0.68)	—
Class R4	25.91	(0.03)	—	(9.27)	(9.30)	—	(2.63)	—	(2.63)	(11.93)	13.98	(39.51)	18,332	1.29	1.29	1.29	(0.29)	—
Class R5	25.97	—	—	(9.28)	(9.28)	—	(2.63)	—	(2.63)	(11.91)	14.06	(39.32)	7,510	1.00	1.00	1.00	(0.01)	—
For the Year Ended October 31, 2007
Class Y	22.73	0.02	0.06	5.06	5.14	—	(1.87)	—	(1.87)	3.27	26.00	24.44(i)	194,096	0.91	0.91	0.91	0.09	186
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	21.95	(0.07)	—	3.95	3.88	—	—	—	—	3.88	25.83	17.68(f)	181	1.84(e)	1.65(e)	1.65(e)	(0.69)(e)	—
Class R4	21.95	(0.03)	—	3.99	3.96	—	—	—	—	3.96	25.91	18.04(f)	9,809	1.34(e)	1.34(e)	1.34(e)	(0.54)(e)	—
Class R5	21.95	(0.01)	—	4.03	4.02	—	—	—	—	4.02	25.97	18.31(f)	588	1.07(e)	1.05(e)	1.05(e)	(0.38)(e)	—
For the Year Ended October 31, 2006
Class Y	19.33	(0.06)	—	3.46	3.40	—	—	—	—	3.40	22.73	17.59	108,770	0.95	0.95	0.95	(0.39)	170
For the Year Ended October 31, 2005
Class Y	15.74	(0.07)	—	3.66	3.59	—	—	—	—	3.59	19.33	22.81	43,274	0.97	0.97	0.97	(0.43)	104
For the Year Ended October 31, 2004
Class Y	14.83	(0.06)	—	0.97	0.91	—	—	—	—	0.91	15.74	6.14	15,731	0.99	0.99	0.99	(0.71)	142

191

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford SmallCap Growth Fund
For the Year Ended October 31, 2008
Class Y	$34.38	$0.02	$—	$(12.02)	$(12.00)	$—	$(3.35)	$—	$(3.35)	$(15.35)	$19.03	(38.15)%	$30,361	0.89%	0.89%	0.89%	0.06%	103%
Class R3	34.16	(0.12)	—	(11.90)	(12.02)	—	(3.35)	—	(3.35)	(15.37)	18.79	(38.49)	9	2.08	1.46	1.46	(0.52)	—
Class R4	34.26	(0.06)	—	(11.97)	(12.03)	—	(3.35)	—	(3.35)	(15.38)	18.88	(38.40)	1,298	1.28	1.28	1.28	(0.39)	—
Class R5	34.34	(0.02)	—	(11.98)	(12.00)	—	(3.35)	—	(3.35)	(15.35)	18.99	(38.20)	44	1.03	1.03	1.03	(0.14)	—
For the Year Ended October 31, 2007
Class Y	31.95	0.02	—	2.41	2.43	—	—	—	—	2.43	34.38	7.61(i)	46,466	0.93	0.93	0.93	0.12	105
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	32.34	(0.19)	—	2.01	1.82	—	—	—	—	1.82	34.16	5.63(f)	11	1.69(e)	1.65(e)	1.65(e)	(0.65)(e)	—
Class R4	32.34	(0.02)	—	1.94	1.92	—	—	—	—	1.92	34.26	5.94(f)	309	1.40(e)	1.35(e)	1.35(e)	(0.43)(e)	—
Class R5	32.34	(0.01)	—	2.01	2.00	—	—	—	—	2.00	34.34	6.18(f)	11	1.09(e)	1.05(e)	1.05(e)	(0.05)(e)	—
For the Year Ended October 31, 2006
Class Y	28.74	0.04	—	3.17	3.21	—	—	—	—	3.21	31.95	11.17	107,906	0.92	0.92	0.92	0.15	86
For the Year Ended October 31, 2005
Class Y	24.88	(0.04)	—	3.90	3.86	—	—	—	—	3.86	28.74	15.52	55,933	0.98	0.98	0.98	(0.23)	81
For the Year Ended October 31, 2004
Class Y	23.06	(0.02)	—	1.84	1.82	—	—	—	—	1.82	24.88	7.89	5,788	1.03	1.03	1.03	(0.47)	102
The Hartford Stock Fund
For the Year Ended October 31, 2008
Class Y	25.56	0.14	—	(11.20)	(11.06)	(0.16)	—	—	(0.16)	(11.22)	14.34	(43.53)	49,353	0.79	0.79	0.79	0.95	90
Class R3	25.40	0.03	—	(11.16)	(11.13)	(0.08)	—	—	(0.08)	(11.21)	14.19	(43.95)	20	1.65	1.50	1.50	0.21	—
Class R4	25.47	0.08	—	(11.21)	(11.13)	(0.05)	—	—	(0.05)	(11.18)	14.29	(43.78)	34	1.22	1.20	1.20	0.52	—
Class R5	25.53	0.18	—	(11.27)	(11.09)	(0.12)	—	—	(0.12)	(11.21)	14.32	(43.62)	6	0.89	0.89	0.89	0.85	—
For the Year Ended October 31, 2007
Class Y	21.95	0.43	0.06	3.32	3.81	(0.20)	—	—	(0.20)	3.61	25.56	17.45(i)	73,535	0.81	0.76	0.76	0.82	96
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	22.66	(0.01)	—	2.75	2.74	—	—	—	—	2.74	25.40	12.09(f)	42	1.56(e)	1.51(e)	1.51(e)	(0.18)(e)	—
Class R4	22.66	0.06	—	2.75	2.81	—	—	—	—	2.81	25.47	12.40(f)	44	1.25(e)	1.20(e)	1.20(e)	0.29(e)	—
Class R5	22.66	0.12	—	2.75	2.87	—	—	—	—	2.87	25.53	12.67(f)	11	0.97(e)	0.92(e)	0.92(e)	0.57(e)	—
For the Year Ended October 31, 2006(h)
Class Y	19.18	0.21	—	2.70	2.91	(0.14)	—	—	(0.14)	2.77	21.95	15.21	131,759	0.83	0.78	0.78	1.03	110
For the Year Ended October 31, 2005
Class Y	17.49	0.24	—	1.66	1.90	(0.21)	—	—	(0.21)	1.69	19.18	10.91	107,578	0.83	0.83	0.83	1.24	62
For the Year Ended October 31, 2004
Class Y	16.81	0.10	—	0.58	0.68	—	—	—	—	0.68	17.49	4.04	80,932	0.80	0.80	0.80	0.80	29
The Hartford Target Retirement 2010 Fund(g)
For the Year Ended October 31, 2008
Class Y	10.66	0.33	—	(3.11)	(2.78)	(0.44)	(0.21)	—	(0.65)	(3.43)	7.23	(27.60)	111	0.76	0.16	0.16	3.40	68
Class R3	10.66	0.26	—	(3.11)	(2.85)	(0.37)	(0.21)	—	(0.58)	(3.43)	7.23	(28.14)	8	1.47	0.87	0.87	2.70	—
Class R4	10.66	0.36	—	(3.17)	(2.81)	(0.41)	(0.21)	—	(0.62)	(3.43)	7.23	(27.84)	4,823	1.04	0.45	0.45	1.67	—
Class R5	10.67	0.37	—	(3.16)	(2.79)	(0.43)	(0.21)	—	(0.64)	(3.43)	7.24	(27.64)	1,131	0.71	0.11	0.11	1.86	—
For the Year Ended October 31, 2007
Class Y	9.65	0.32	—	0.99	1.31	(0.30)	—	—	(0.30)	1.01	10.66	13.83	153	1.54	0.20	0.20	3.21	56
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	9.76	0.14	—	0.89	1.03	(0.13)	—	—	(0.13)	0.90	10.66	10.56(f)	11	2.32(e)	0.90(e)	0.90(e)	1.62(e)	—
Class R4	9.76	0.16	—	0.89	1.05	(0.15)	—	—	(0.15)	0.90	10.66	10.88(f)	442	1.97(e)	0.60(e)	0.60(e)	2.03(e)	—
Class R5	9.76	0.19	—	0.89	1.08	(0.17)	—	—	(0.17)	0.91	10.67	11.15(f)	11	1.72(e)	0.30(e)	0.30(e)	2.23(e)	—
For the Year Ended October 31, 2006
Class Y	9.83	0.50	—	0.21	0.71	(0.53)	—	(0.36)	(0.89)	(0.18)	9.65	7.62	135	8.02	0.23	0.23	2.31	10
From (commencement of operations) September 30, 2005, through October 31, 2005
Class Y	10.00	0.02	—	(0.19)	(0.17)	—	—	—	—	(0.17)	9.83	(1.70)(f)	10	0.32(e)	0.21(e)	0.21(e)	2.65(e)	12
The Hartford Target Retirement 2020 Fund(g)
For the Year Ended October 31, 2008
Class Y	11.68	0.29	—	(3.86)	(3.57)	(0.46)	(0.09)	—	(0.55)	(4.12)	7.56	(31.89)	9	0.46	0.17	0.17	2.74	51
Class R3	11.67	0.35	—	(3.99)	(3.64)	(0.39)	(0.09)	—	(0.48)	(4.12)	7.55	(32.37)	70	1.21	0.91	0.91	1.00	—
Class R4	11.67	0.37	—	(3.98)	(3.61)	(0.42)	(0.09)	—	(0.51)	(4.12)	7.55	(32.18)	8,281	0.83	0.55	0.55	1.12	—
Class R5	11.68	0.39	—	(3.97)	(3.58)	(0.45)	(0.09)	—	(0.54)	(4.12)	7.56	(31.98)	6,165	0.53	0.23	0.23	0.96	—
For the Year Ended October 31, 2007
Class Y	10.43	0.30	—	1.25	1.55	(0.26)	(0.04)	—	(0.30)	1.25	11.68	15.20	12	0.94	0.21	0.21	2.71	16
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	10.55	0.08	—	1.11	1.19	(0.07)	—	—	(0.07)	1.12	11.67	11.32(f)	11	1.72(e)	0.91(e)	0.91(e)	0.86(e)	—
Class R4	10.55	0.10	—	1.12	1.22	(0.10)	—	—	(0.10)	1.12	11.67	11.64(f)	1,129	1.35(e)	0.61(e)	0.61(e)	1.23(e)	—
Class R5	10.55	0.14	—	1.11	1.25	(0.12)	—	—	(0.12)	1.13	11.68	11.91(f)	11	1.12(e)	0.31(e)	0.31(e)	1.46(e)	—
For the Year Ended October 31, 2006(h)
Class Y	9.79	0.27	—	0.75	1.02	(0.38)	—	—	(0.38)	0.64	10.43	10.70	11	9.41	0.22	0.22	2.73	19
From (commencement of operations) September 30, 2005, through October 31, 2005
Class Y	10.00	0.01	—	(0.22)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)(f)	10	0.29(e)	0.20(e)	0.20(e)	1.91(e)	28

192

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Target Retirement 2030 Fund(g)
For the Year Ended October 31, 2008(h)
Class Y	$10.95	$0.18	$—	$(3.82)	$(3.64)	$(0.39)	$(0.10)	$—	$(0.49)	$(4.13)	$6.82	(34.69)%	$25	0.54%	0.19%	0.19%	1.89%	35%
Class R3	10.88	(0.01)	—	(3.68)	(3.69)	(0.32)	(0.10)	—	(0.42)	(4.11)	6.77	(35.18)	1,070	1.25	0.86	0.86	(0.10)	—
Class R4	10.91	0.02	—	(3.67)	(3.65)	(0.38)	(0.10)	—	(0.48)	(4.13)	6.78	(34.87)	7,578	0.89	0.54	0.54	0.17	—
Class R5	10.93	0.03	—	(3.68)	(3.65)	(0.38)	(0.10)	—	(0.48)	(4.13)	6.80	(34.82)	2,530	0.58	0.22	0.22	0.33	—
For the Year Ended October 31, 2007
Class Y	9.36	0.19	—	1.54	1.73	(0.13)	(0.01)	—	(0.14)	1.59	10.95	18.60	38	1.12	0.24	0.24	1.90	23
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	9.53	(0.01)	—	1.36	1.35	—	—	—	—	1.35	10.88	14.17(f)	11	1.90(e)	0.94(e)	0.94(e)	(0.06)(e)	—
Class R4	9.53	—	—	1.38	1.38	—	—	—	—	1.38	10.91	14.48(f)	640	1.54(e)	0.64(e)	0.64(e)	0.29(e)	—
Class R5	9.53	0.05	—	1.35	1.40	—	—	—	—	1.40	10.93	14.69(f)	11	1.30(e)	0.34(e)	0.34(e)	0.54(e)	—
For the Year Ended October 31, 2006(h)
Class Y	9.75	0.10	—	0.84	0.94	(0.53)	—	(0.80)	(1.33)	(0.39)	9.36	10.40	32	13.67	0.21	0.21	1.10	19
From (commencement of operations) September 30, 2005, through October 31, 2005
Class Y	10.00	0.01	—	(0.26)	(0.25)	—	—	—	—	(0.25)	9.75	(2.50)(f)	10	0.34(e)	0.19(e)	0.19(e)	1.05(e)	14
The Hartford Total Return Bond Fund
For the Year Ended October 31, 2008
Class Y	10.64	0.54	—	(1.31)	(0.77)	(0.56)	—	—	(0.56)	(1.33)	9.31	(7.62)	559,555	0.59	0.59	0.59	5.19	184
Class R3	10.64	0.47	—	(1.30)	(0.83)	(0.49)	—	—	(0.49)	(1.32)	9.32	(8.15)	130	1.44	1.25	1.25	4.62	—
Class R4	10.65	0.51	—	(1.32)	(0.81)	(0.52)	—	—	(0.52)	(1.33)	9.32	(7.98)	12,698	0.99	0.99	0.99	4.81	—
Class R5	10.64	0.54	—	(1.31)	(0.77)	(0.55)	—	—	(0.55)	(1.32)	9.32	(7.62)	271	0.70	0.70	0.70	5.08	—
For the Year Ended October 31, 2007
Class Y	10.71	0.54	—	(0.07)	0.47	(0.54)	—	—	(0.54)	(0.07)	10.64	4.46	359,523	0.61	0.61	0.61	5.09	268
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	10.76	0.41	—	(0.14)	0.27	(0.39)	—	—	(0.39)	(0.12)	10.64	2.59(f)	10	1.38(e)	1.25(e)	1.25(e)	4.47(e)	—
Class R4	10.76	0.42	—	(0.12)	0.30	(0.41)	—	—	(0.41)	(0.11)	10.65	2.90(f)	2,928	1.09(e)	1.00(e)	1.00(e)	4.95(e)	—
Class R5	10.76	0.43	—	(0.12)	0.31	(0.43)	—	—	(0.43)	(0.12)	10.64	2.97(f)	141	0.79(e)	0.79(e)	0.79(e)	5.09(e)	—
For the Year Ended October 31, 2006
Class Y	10.73	0.47	—	0.04	0.51	(0.47)	(0.06)	—	(0.53)	(0.02)	10.71	4.89	285,255	0.70	0.70	0.70	4.48	456
For the Year Ended October 31, 2005
Class Y	11.06	0.40	—	(0.24)	0.16	(0.45)	(0.04)	—	(0.49)	(0.33)	10.73	1.45	188,156	0.73	0.73	0.73	3.73	195
For the Year Ended October 31, 2004
Class Y	11.24	0.39	—	0.21	0.60	(0.41)	(0.37)	—	(0.78)	(0.18)	11.06	5.64	101,360	0.74	0.74	0.74	3.48	171
The Hartford Value Fund
For the Year Ended October 31, 2008
Class Y	14.09	0.21	—	(4.57)	(4.36)	(0.16)	(0.64)	—	(0.80)	(5.16)	8.93	(32.65)	211,366	0.88	0.88	0.88	1.76	57
Class R3	14.00	0.03	—	(4.46)	(4.43)	(0.06)	(0.64)	—	(0.70)	(5.13)	8.87	(33.14)	122	1.73	1.65	1.65	0.87	—
Class R4	14.03	0.08	—	(4.48)	(4.40)	(0.10)	(0.64)	—	(0.74)	(5.14)	8.89	(32.93)	166	1.31	1.31	1.31	1.29	—
Class R5	14.07	0.19	—	(4.56)	(4.37)	(0.14)	(0.64)	—	(0.78)	(5.15)	8.92	(32.71)	8	0.98	0.98	0.98	1.65	—
For the Year Ended October 31, 2007
Class Y	12.91	0.09	—	1.97	2.06	(0.09)	(0.79)	—	(0.88)	1.18	14.09	17.07(i)	301,813	0.89	0.89	0.89	1.30	32
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	12.51	0.05	—	1.44	1.49	—	—	—	—	1.49	14.00	11.91(f)	11	1.65(e)	1.65(e)	1.65(e)	0.47(e)	—
Class R4	12.51	0.09	—	1.43	1.52	—	—	—	—	1.52	14.03	12.15(f)	11	1.35(e)	1.35(e)	1.35(e)	0.78(e)	—
Class R5	12.51	0.12	—	1.44	1.56	—	—	—	—	1.56	14.07	12.47(f)	11	1.05(e)	1.05(e)	1.05(e)	1.07(e)	—
For the Year Ended October 31, 2006
Class Y	10.79	0.15	—	2.10	2.25	(0.13)	—	—	(0.13)	2.12	12.91	21.07	72,054	0.92	0.92	0.92	1.36	50
For the Year Ended October 31, 2005
Class Y	9.71	0.12	—	1.05	1.17	(0.09)	—	—	(0.09)	1.08	10.79	12.06	60,218	0.93	0.93	0.93	1.19	29
For the Year Ended October 31, 2004(h)
Class Y	8.95	0.10	—	0.77	0.87	(0.11)	—	—	(0.11)	0.76	9.71	9.76	21,373	0.91	0.91	0.91	1.32	34

193

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Value Opportunities Fund
For the Year Ended October 31, 2008
Class Y	$18.73	$0.12	$—	$(7.67)	$(7.55)	$(0.11)	$(2.59)	$—	$(2.70)	$(10.25)	$8.48	(46.52)%	$18,603	0.97%	0.97%	0.97%	1.01%	65%
Class R3	18.56	0.10	—	(7.64)	(7.54)	(0.10)	(2.59)	—	(2.69)	(10.23)	8.33	(46.93)	657	1.72	1.65	1.65	0.30	—
Class R4	18.61	0.12	—	(7.66)	(7.54)	(0.09)	(2.59)	—	(2.68)	(10.22)	8.39	(46.73)	1,877	1.37	1.35	1.35	0.66	—
Class R5	18.66	0.10	—	(7.64)	(7.54)	(0.09)	(2.59)	—	(2.68)	(10.22)	8.44	(46.57)	6	1.07	1.05	1.05	0.96	—
For the Year Ended October 31, 2007
Class Y	18.48	0.51	—	1.26	1.77	—	(1.52)	—	(1.52)	0.25	18.73	10.30(i)	26,645	0.94	0.94	0.94	1.19	77
From (commencement of operations) December 22, 2006, through October 31, 2007
Class R3	17.74	—	—	0.82	0.82	—	—	—	—	0.82	18.56	4.62(f)	124	1.78(e)	1.65(e)	1.65(e)	0.03(e)	—
Class R4	17.74	—	—	0.87	0.87	—	—	—	—	0.87	18.61	4.90(f)	732	1.40(e)	1.35(e)	1.35(e)	(0.01)(e)	—
Class R5	17.74	0.12	—	0.80	0.92	—	—	—	—	0.92	18.66	5.19(f)	11	1.17(e)	1.05(e)	1.05(e)	0.75(e)	—
For the Year Ended October 31, 2006(h)
Class Y	15.74	0.15	—	3.15	3.30	(0.06)	(0.50)	—	(0.56)	2.74	18.48	21.55	102,915	1.00	1.00	1.00	0.90	57
For the Year Ended October 31, 2005
Class Y	14.17	0.05	—	1.52	1.57	—	—	—	—	1.57	15.74	11.08	95,974	1.07	1.07	1.07	0.55	38
For the Year Ended October 31, 2004
Class Y	12.22	0.01	—	1.94	1.95	—	—	—	—	1.95	14.17	15.96	10,101	1.16	1.16	1.16	0.34	52

_____________

(a)	Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page 193 for impact on ratios)
(e)	Annualized.
(f)	Not annualized.
(g)	Expense ratios do not include expenses of the underlying funds.
(h)	Per share amounts have been calculated using average shares outstanding method.
(i)	Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 196.
(j)	Class Z merged into Class Y on February 9, 2007.

194

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008		Year ended October 31, 2007		Year ended October 31, 2006	Year ended October 31, 2005		Year ended October 31, 2004
Advisers Fund
Class R3 Shares	1.43%		1.40%	(d)
Class R4 Shares	1.11%		1.05%	(d)
Class R5 Shares	0.79%		0.80%	(d)
Class Y Shares	0.70%		0.63%		0.65%	0.73%		0.74%
Balanced Allocation Fund
Class R3 Shares	0.92%		0.93%	(d)
Class R4 Shares	0.59%		0.66%	(d)
Class R5 Shares	0.29%		0.36%	(d)
Capital Appreciation Fund
Class R3 Shares	1.46%		1.47%	(d)
Class R4 Shares	1.12%		1.13%	(d)
Class R5 Shares	0.82%		0.84%	(d)
Class Y Shares	0.72%		0.71%		0.73%	0.75%		0.76%
Capital Appreciation II Fund
Class R3 Shares	1.76%		1.86%	(d)
Class R4 Shares	1.42%		1.47%	(d)
Class R5 Shares	1.15%		1.22%	(d)
Class Y Shares	1.00%		1.01%		1.13%	1.15%	(b)
Checks and Balances Fund
Class R3 Shares	0.80%	(f)
Class R4 Shares	0.50%	(f)
Class R5 Shares	0.21%	(f)
Conservative Allocation Fund
Class R3 Shares	0.97%		1.03%	(d)
Class R4 Shares	0.63%		0.75%	(d)
Class R5 Shares	0.34%		0.47%	(d)
Disciplined Equity Fund
Class R3 Shares	1.65%		1.65%	(d)
Class R4 Shares	1.28%		1.34%	(d)
Class R5 Shares	0.99%		1.05%	(d)
Class Y Shares	0.88%		0.88%		0.88%	0.89%		0.87%
Diversified International Fund
Class R3 Shares	1.89%	(g)
Class R4 Shares	1.64%	(g)
Class R5 Shares	1.39%	(g)
Class Y Shares	1.30%	(g)
Dividend and Growth Fund
Class R3 Shares	1.50%		1.40%	(d)
Class R4 Shares	1.09%		1.09%	(d)
Class R5 Shares	0.79%		0.82%	(d)
Class Y Shares	0.68%		0.68%		0.70%	0.72%		0.74%
Equity Growth Allocation Fund
Class R3 Shares	0.95%		0.96%	(d)
Class R4 Shares	0.64%		0.70%	(d)
Class R5 Shares	0.34%		0.38%	(d)
Equity Income Fund
Class R3 Shares	1.50%		1.50%	(d)
Class R4 Shares	1.13%		1.18%	(d)
Class R5 Shares	0.84%		0.89%	(d)
Class Y Shares	0.74%		0.73%		0.57%	0.10%		0.10%
Floating Rate Fund
Class R3 Shares	1.25%		1.24%	(d)
Class R4 Shares	1.00%		1.00%	(d)
Class R5 Shares	0.85%		0.85%	(d)
Class Y Shares	0.69%		0.68%		0.15%	0.01%	(b)
Global Equity Fund
Class R3 Shares	1.90%	(e)
Class R4 Shares	1.65%	(e)
Class R5 Shares	1.40%	(e)
Class Y Shares	1.30%	(e)
Global Growth Fund

195

Class R3 Shares	1.72%	1.65%	(d)
Class R4 Shares	1.43%	1.34%	(d)
Class R5 Shares	1.05%	1.05%	(d)
Class Y Shares	0.90%	0.89%		0.91%	0.85%	0.84%
Global Health Fund
Class R3 Shares	1.85%	1.77%	(d)
Class R4 Shares	1.35%	1.45%	(d)
Class R5 Shares	1.05%	1.17%	(d)
Class Y Shares	0.95%	0.95%		1.08%	1.06%	1.10%
Growth Allocation Fund
Class R3 Shares	1.06%	0.93%	(d)
Class R4 Shares	0.59%	0.65%	(d)
Class R5 Shares	0.30%	0.38%	(d)
Growth Fund
Class R3 Shares	1.55%	1.57%	(d)
Class R4 Shares	1.20%	1.18%	(d)
Class R5 Shares	0.92%	0.91%	(d)
Class Y Shares	0.80%	0.81%		0.81%	0.83%	0.85%
Growth Opportunities Fund
Class R3 Shares	1.51%	1.57%	(d)
Class R4 Shares	1.18%	1.23%	(d)
Class R5 Shares	0.93%	0.92%	(d)
Class Y Shares	0.77%	0.79%		0.81%	0.82%	0.78%
High Yield Fund
Class R3 Shares	1.40%	1.40%	(d)
Class R4 Shares	1.10%	1.10%	(d)
Class R5 Shares	0.90%	0.85%	(d)
Class Y Shares	0.79%	0.67%		0.73%	0.87%	0.84%
Income Allocation Fund
Class R3 Shares	0.96%	0.97%	(d)
Class R4 Shares	0.67%	0.68%	(d)
Class R5 Shares	0.38%	0.37%	(d)
Inflation Plus Fund
Class R3 Shares	1.25%	1.24%	(d)
Class R4 Shares	1.00%	0.99%	(d)
Class R5 Shares	0.70%	0.75%	(d)
Class Y Shares	0.60%	0.56%		0.68%	0.68%	0.65%	(a)
International Growth Fund
Class R3 Shares	1.85%	1.83%	(d)
Class R4 Shares	1.46%	1.45%	(d)
Class R5 Shares	1.08%	1.16%	(d)
Class Y Shares	0.98%	1.01%		1.12%	1.13%	1.05%
International Opportunities Fund
Class R3 Shares	1.79%	1.71%	(d)
Class R4 Shares	1.51%	1.40%	(d)
Class R5 Shares	1.10%	1.11%	(d)
Class Y Shares	0.94%	0.95%		0.99%	1.01%	1.03%
Money Market Fund
Class R3 Shares	1.15%	1.20%	(d)
Class R4 Shares	0.85%	0.90%	(d)
Class R5 Shares	0.63%	0.60%	(d)
Class Y Shares	0.52%	0.55%		0.55%	0.55%	0.55%
Small Company Fund
Class R3 Shares	1.65%	1.65%	(d)
Class R4 Shares	1.28%	1.36%	(d)
Class R5 Shares	0.99%	1.10%	(d)
Class Y Shares	0.88%	0.90%		0.91%	0.92%	0.94%
SmallCap Growth Fund
Class R3 Shares	1.46%	1.66%	(d)
Class R4 Shares	1.28%	1.37%	(d)
Class R5 Shares	1.03%	1.06%	(d)
Class Y Shares	0.89%	0.93%		0.90%	0.97%	1.02%
Stock Fund
Class R3 Shares	1.50%	1.51%	(d)
Class R4 Shares	1.20%	1.19%	(d)
Class R5 Shares	0.88%	0.92%	(d)
Class Y Shares	0.78%	0.75%		0.76%	0.82%	0.80%

196

Target Retirement 2010 Fund
Class R3 Shares	0.87%	0.91%	(d)
Class R4 Shares	0.45%	0.62%	(d)
Class R5 Shares	0.11%	0.30%	(d)
Class Y Shares	0.16%	0.20%		0.23%	0.21%	(c)
Target Retirement 2020 Fund
Class R3 Shares	0.91%	0.91%	(d)
Class R4 Shares	0.55%	0.63%	(d)
Class R5 Shares	0.23%	0.31%	(d)
Class Y Shares	0.17%	0.21%		0.22%	0.20%	(c)
Target Retirement 2030 Fund
Class R3 Shares	0.86%	0.93%	(d)
Class R4 Shares	0.54%	0.66%	(d)
Class R5 Shares	0.22%	0.33%	(d)
Class Y Shares	0.19%	0.23%		0.20%	0.19%	(c)
Total Return Bond Fund
Class R3 Shares	1.26%	0.72%	(d)
Class R4 Shares	0.99%	0.72%	(d)
Class R5 Shares	0.69%	0.72%	(d)
Class Y Shares	0.59%	0.61%		0.70%	0.74%		0.74%
Value Fund
Class R3 Shares	1.65%	1.65%	(d)
Class R4 Shares	1.30%	1.35%	(d)
Class R5 Shares	0.98%	1.05%	(d)
Class Y Shares	0.87%	0.88%		0.91%	0.92%		0.90%
Value Opportunities Fund
Class R3 Shares	1.65%	1.65%	(d)
Class R4 Shares	1.35%	1.38%	(d)
Class R5 Shares	1.05%	1.05%	(d)
Class Y Shares	0.96%	0.94%		0.99%	1.06%		1.15%
(a) From November 28, 2003 (commencement of operations), through October 31, 2004.
(b) From April 29, 2005 (commencement of operations), through October 31, 2005.
(c) From September 30, 2005 (commencement of operations), through October 31, 2005.
(d) From December 22, 2006 (commencement of operations), through October 31, 2007.
(e) From February 29, 2008 (commencement of operations), through October 31, 2008.
(f) From August 29, 2008 (commencement of operations), through October 31, 2008.
(g) From June 30, 2008 (commencement of operations), through October 31, 2008.

197

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

Fund	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Impact from Payment from Affiliate for Trading Reimbursements for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007

Advisers Fund Class Y	0.07%	—	13.65%
Capital Appreciation Class Y	0.03%	—	26.62%
Disciplined Equity Fund Class Y	0.07%	—	14.37%
Dividend and Growth Fund Class Y	0.03%	—	16.65%
Global Growth Fund Class Y	0.25%	—	36.28%
Global Health Fund Class Y	0.01%	—	10.44%
Growth Fund Class Y	0.01%	—	24.50%
Growth Opportunities Fund Class Y	0.03%	—	41.02%
International Growth Fund Class Y	—	—	40.01%
International Opportunities Fund Class Y	0.01%	—	39.90%
Small Company Fund Class R3	—	0.20%	17.44%
Small Company Fund Class R4	—	0.20%	17.80%
Small Company Fund Class R5	—	0.20%	18.07%
Small Company Fund Class Y	0.16%	0.20%	23.99%
SmallCap Growth Fund Class Y	0.01%	—	7.60%
Stock Fund Class Y	0.12%	—	17.31%
Value Fund Class Y	—	—	17.06%
Value Opportunities Fund Class Y	0.01%	—	10.29%

198

FUND CODE, CUSIP NUMBER AND SYMBOL

FUND NAME	CLASS SHARES	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Advisers Fund	R3	1324	416649630	ITTRX
The Hartford Advisers Fund	R4	1325	416649333	ITTSX
The Hartford Advisers Fund	R5	1326	41664L708	ITTTX
The Hartford Advisers Fund	Y	213	416645786	IHAYX
The Hartford Capital Appreciation Fund	R3	1333	416649655	ITHRX
The Hartford Capital Appreciation Fund	R4	1334	416649358	ITHSX
The Hartford Capital Appreciation Fund	R5	1335	41664L500	ITHTX
The Hartford Capital Appreciation Fund	Y	216	416645604	HCAYX
The Hartford Capital Appreciation II Fund	R3	1336	416649473	HCTRX
The Hartford Capital Appreciation II Fund	R4	1337	416649176	HCTSX
The Hartford Capital Appreciation II Fund	R5	1338	41664L757	HCTTX
The Hartford Capital Appreciation II Fund	Y	1208	416648566	HCTYX
The Hartford Checks and Balances Fund	R3	1417	41664L278	HCKRX
The Hartford Checks and Balances Fund	R4	1418	41664L260	HCKSX
The Hartford Checks and Balances Fund	R5	1419	41664L252	HCKTX
The Hartford Disciplined Equity Fund	R3	1342	416649564	HGIRX
The Hartford Disciplined Equity Fund	R4	1343	416649267	HGISX
The Hartford Disciplined Equity Fund	R5	1344	41664L849	HGITX
The Hartford Disciplined Equity Fund	Y	260	416645653	HGIYX
The Hartford Diversified International Fund	R3	1568	41664L336	HDVRX
The Hartford Diversified International Fund	R4	1569	41664L328	HDVSX
The Hartford Diversified International Fund	R5	1570	41664L310	HDVTX
The Hartford Diversified International Fund	Y	1567	41664L344	HDVYX
The Hartford Dividend and Growth Fund	R3	1345	416649580	HDGRX
The Hartford Dividend and Growth Fund	R4	1346	416649283	HDGSX
The Hartford Dividend and Growth Fund	R5	1347	41664L864	HDGTX
The Hartford Dividend and Growth Fund	Y	225	416645828	HDGYX
The Hartford Equity Income Fund	R3	1348	416649663	HQIRX
The Hartford Equity Income Fund	R4	1349	416649366	HQISX
The Hartford Equity Income Fund	R5	1350	41664L401	HQITX
The Hartford Equity Income Fund	Y	1661	416648855	HQIYX
The Hartford Floating Rate Fund	R3	1351	416649531	HFLRX
The Hartford Floating Rate Fund	R4	1352	416649234	HFLSX
The Hartford Floating Rate Fund	R5	1353	41664L815	HFLTX
The Hartford Floating Rate Fund	Y	1212	416648525	HFLYX
The Hartford Global Equity Fund	R3	1579	41664L443	HLERX
The Hartford Global Equity Fund	R4	1580	41664L435	HLESX
The Hartford Global Equity Fund	R5	1581	41664L427	HLETX
The Hartford Global Equity Fund	Y	1577	41664L419	HLEYX
The Hartford Global Growth Fund	R3	1357	416649614	HALRX
The Hartford Global Growth Fund	R4	1358	416649317	HALSX
The Hartford Global Growth Fund	R5	1359	41664L880	HALTX
The Hartford Global Growth Fund	Y	315	416645497	HGLYX
The Hartford Global Health Fund	R3	1354	416649671	HGHRX
The Hartford Global Health Fund	R4	1355	416649374	HGHSX
The Hartford Global Health Fund	R5	1356	41664L302	HGHTX
The Hartford Global Health Fund	Y	1613	416645364	HGHYX
The Hartford Growth Fund	R3	1363	416641504	HGWRX
The Hartford Growth Fund	R4	1364	416641884	HGWSX
The Hartford Growth Fund	R5	1365	416641843	HGWUX
The Hartford Growth Fund	Y	1231	416529626	HGWYX
The Hartford Growth Opportunities Fund	R3	1366	416641603	HGORX
The Hartford Growth Opportunities Fund	R4	1367	416641876	HGOSX
The Hartford Growth Opportunities Fund	R5	1368	416641835	HGOTX
The Hartford Growth Opportunities Fund	Y	1621	416529816	HGOYX
The Hartford High Yield Fund	R3	1369	416649648	HAHRX
The Hartford High Yield Fund	R4	1370	416649341	HAHSX
The Hartford High Yield Fund	R5	1371	41664L609	HAHTX
The Hartford High Yield Fund	Y	204	416645455	HAHYX
The Hartford Inflation Plus Fund	R3	1375	416649598	HIPRX
The Hartford Inflation Plus Fund	R4	1376	416649291	HIPSX
The Hartford Inflation Plus Fund	R5	1377	41664L872	HIPTX
The Hartford Inflation Plus Fund	Y	1649	416648830	HIPYX
The Hartford International Growth Fund	R3	1378	416649689	HNCRX
The Hartford International Growth Fund	R4	1379	416649382	HNCSX
The Hartford International Growth Fund	R5	1380	41664L203	HNCTX
The Hartford International Growth Fund	Y	1276	416646800	HNCYX
The Hartford International Opportunities Fund	R3	1381	416649549	IHORX

199

The Hartford International Opportunities Fund	R4	1382	416649242	IHOSX
The Hartford International Opportunities Fund	R5	1383	41664L823	IHOTX
The Hartford International Opportunities Fund	Y	209	416645885	HAOYX
The Hartford Money Market Fund	R3	1384	416649622	IHRXX
The Hartford Money Market Fund	R4	1385	416649325	IHSXX
The Hartford Money Market Fund	R5	1386	41664L807	IHTXX
The Hartford Money Market Fund	Y	201	416645729	HAYXX
The Hartford Small Company Fund	R3	1387	416649697	IHSRX
The Hartford Small Company Fund	R4	1388	416649390	IHSSX
The Hartford Small Company Fund	R5	1389	41664L104	IHSUX
The Hartford Small Company Fund	Y	979	416645307	HSCYX
The Hartford SmallCap Growth Fund	R3	1390	416641702	HSLRX
The Hartford SmallCap Growth Fund	R4	1391	416641868	HSLSX
The Hartford SmallCap Growth Fund	R5	1392	416641827	HSLTX
The Hartford SmallCap Growth Fund	Y	1625	416529808	HSLYX
The Hartford Stock Fund	R3	1393	416649713	HASRX
The Hartford Stock Fund	R4	1394	416649416	HASSX
The Hartford Stock Fund	R5	1395	416649119	HASTX
The Hartford Stock Fund	Y	222	416645851	HASYX
The Hartford Total Return Bond Fund	R3	1408	416649556	ITBRX
The Hartford Total Return Bond Fund	R4	1409	416649259	ITBUX
The Hartford Total Return Bond Fund	R5	1410	41664L831	ITBTX
The Hartford Total Return Bond Fund	Y	219	416645752	HABYX
The Hartford Value Fund	R3	1411	416649572	HVFRX
The Hartford Value Fund	R4	1412	416649275	HVFSX
The Hartford Value Fund	R5	1413	41664L856	HVFTX
The Hartford Value Fund	Y	1288	416646701	HVFYX
The Hartford Value Opportunities Fund	R3	1414	416641801	HVORX
The Hartford Value Opportunities Fund	R4	1415	416641850	HVOSX
The Hartford Value Opportunities Fund	R5	1416	416641819	HVOTX
The Hartford Value Opportunities Fund	Y	1617	416529717	HVOYX
The Hartford Equity Growth Allocation Fund	R3	1327	416649762	HAARX
The Hartford Equity Growth Allocation Fund	R4	1328	416649465	HAASX
The Hartford Equity Growth Allocation Fund	R5	1329	416649168	HAATX
The Hartford Growth Allocation Fund	R3	1360	416649754	HRARX
The Hartford Growth Allocation Fund	R4	1361	416649457	HRASX
The Hartford Growth Allocation Fund	R5	1362	416649150	HRATX
The Hartford Balanced Allocation Fund	R3	1330	416649747	HBARX
The Hartford Balanced Allocation Fund	R4	1331	416649440	HBASX
The Hartford Balanced Allocation Fund	R5	1332	416649143	HBATX
The Hartford Conservative Allocation Fund	R3	1339	416649739	HCVRX
The Hartford Conservative Allocation Fund	R4	1340	416649432	HCVSX
The Hartford Conservative Allocation Fund	R5	1341	416649135	HCVTX
The Hartford Income Allocation Fund	R3	1372	416649721	HINRX
The Hartford Income Allocation Fund	R4	1373	416649424	HINSX
The Hartford Income Allocation Fund	R5	1374	416649127	HINUX
The Hartford Target Retirement 2010 Fund	R3	1396	416649515	HTTRX
The Hartford Target Retirement 2010 Fund	R4	1397	416649218	HTTSX
The Hartford Target Retirement 2010 Fund	R5	1398	41664L781	HTTTX
The Hartford Target Retirement 2010 Fund	Y	1239	416648368	HTTYX
The Hartford Target Retirement 2015 Fund	R3	1420	41664L245	HTJRX
The Hartford Target Retirement 2015 Fund	R4	1421	41664L237	HTJSX
The Hartford Target Retirement 2015 Fund	R5	1422	41664L229	HTJTX
The Hartford Target Retirement 2020 Fund	R3	1399	416649499	HTWRX
The Hartford Target Retirement 2020 Fund	R4	1400	416649192	HTWSX
The Hartford Target Retirement 2020 Fund	R5	1401	41664L773	HTWTX
The Hartford Target Retirement 2020 Fund	Y	1243	416648327	HTWYX
The Hartford Target Retirement 2025 Fund	R3	1423	41664L211	HTKRX
The Hartford Target Retirement 2025 Fund	R4	1424	41664L195	HTKSX
The Hartford Target Retirement 2025 Fund	R5	1425	41664L187	HTKTX
The Hartford Target Retirement 2030 Fund	R3	1402	416649481	HTHRX
The Hartford Target Retirement 2030 Fund	R4	1403	416649184	HTHSX
The Hartford Target Retirement 2030 Fund	R5	1404	41664L765	HTHTX
The Hartford Target Retirement 2030 Fund	Y	1247	416648277	HTHYX
The Hartford Target Retirement 2035 Fund	R3	1426	41664L179	HTLRX
The Hartford Target Retirement 2035 Fund	R4	1427	41664L161	HTLSX
The Hartford Target Retirement 2035 Fund	R5	1428	41664L153	HTLTX
The Hartford Target Retirement 2040 Fund	R3	1429	41664M102	HTMRX
The Hartford Target Retirement 2040 Fund	R4	1430	41664M201	HTMSX
The Hartford Target Retirement 2040 Fund	R5	1431	41664M300	HTMTX
The Hartford Target Retirement 2045 Fund	R3	1432	41664M409	HTNRX

200

The Hartford Target Retirement 2045 Fund	R4	1433	41664M508	HTNSX
The Hartford Target Retirement 2045 Fund	R5	1434	41664M607	HTNTX
The Hartford Target Retirement 2050 Fund	R3	1435	41664M706	HTPRX
The Hartford Target Retirement 2050 Fund	R4	1436	41664M805	HTPSX
The Hartford Target Retirement 2050 Fund	R5	1437	41664M888	HTPTX

201

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund not yet delivered an annual or semi-annual report because The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund not commenced operations as of the date of this prospectus.

Statement Of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at http://institutional.thehartford.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On the Internet:

http://institutional.thehartford.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

202

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

Class Y Shares

Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities

or passed upon the adequacy

of this prospectus. Any

representation to the contrary

is a criminal offense.

Equity Funds	Fixed Income Funds
The Hartford Advisers Fund	The Hartford Floating Rate Fund
The Hartford Balanced Income Fund	The Hartford High Yield Fund
The Hartford Capital Appreciation Fund	The Hartford Income Fund
The Hartford Capital Appreciation II Fund	The Hartford Inflation Plus Fund
The Hartford Disciplined Equity Fund	The Hartford Money Market Fund
The Hartford Diversified International Fund	The Hartford Short Duration Fund
The Hartford Dividend And Growth Fund	The Hartford Strategic Income Fund
The Hartford Equity Income Fund	The Hartford Tax-Free National Fund
The Hartford Fundamental Growth Fund	The Hartford Total Return Bond Fund
The Hartford Global Communications Fund	The Hartford U.S. Government Securities Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund	Funds of Funds
The Hartford Global Growth Fund	The Hartford Target Retirement 2010 Fund
The Hartford Global Health Fund	The Hartford Target Retirement 2020 Fund
The Hartford Global Technology Fund	The Hartford Target Retirement 2030 Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction                                                                                                                                                                                                       4

The Hartford Advisers Fund	6
The Hartford Balanced Income Fund	10
The Hartford Capital Appreciation Fund	14
The Hartford Capital Appreciation II Fund	17
The Hartford Disciplined Equity Fund	21
The Hartford Diversified International Fund	24
The Hartford Dividend and Growth Fund	27
The Hartford Equity Income Fund	30
The Hartford Floating Rate Fund	33
The Hartford Fundamental Growth Fund	37
The Hartford Global Communications Fund	40
The Hartford Global Equity Fund	44
The Hartford Global Financial Services Fund	48
The Hartford Global Growth Fund	52
The Hartford Global Health Fund	55
The Hartford Global Technology Fund	59
The Hartford Growth Fund	63
The Hartford Growth Opportunities Fund	66
The Hartford High Yield Fund	69
The Hartford Income Fund	73
The Hartford Inflation Plus Fund	78
The Hartford International Growth Fund	83
The Hartford International Opportunities Fund	86
The Hartford International Small Company Fund	89
The Hartford LargeCap Growth Fund	92
The Hartford MidCap Fund	95
The Hartford MidCap Growth Fund	98
The Hartford MidCap Value Fund	101
The Hartford Money Market Fund	104
The Hartford Select MidCap Value Fund	107
The Hartford Select SmallCap Value Fund	110
The Hartford Short Duration Fund	114
The Hartford Small Company Fund	118
The Hartford SmallCap Growth Fund	122
The Hartford Stock Fund	126
The Hartford Strategic Income Fund	129
The Hartford Tax-Free National Fund	134
The Hartford Total Return Bond Fund	138
The Hartford U.S. Government Securities Fund	142
The Hartford Value Fund	146
The Hartford Value Opportunities Fund	149
The Hartford Target Retirement 2010 Fund	152
The Hartford Target Retirement 2020 Fund	158
The Hartford Target Retirement 2030 Fund	164
Investment Strategies and Risks	170
The Investment Manager and Sub-Advisers	176
Classes of Shares	178
Distribution Arrangements	179
How To Buy And Sell Shares	181
Fund Distributions and Tax Matters	188
Financial Highlights	189
Fees Paid Indirectly	198
Payments from Affiliate	200
Fund Code, CUSIP Number and Symbol	201
For More Information	202

3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class Y shares of the funds which are offered to certain qualified institutional investors and certain employer-sponsored retirement plans. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class A, Class B and Class C shares are offered for most funds.
•	Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds.
•	Class R3, Class R4 and Class R5 shares are offered to employer-sponsored retirement plans.
•	Class L shares are offered to certain qualified investors.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the next page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Target Retirement Funds, are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4

Share Classes Offered by Each Hartford Mutual Fund

Share Classes

	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
•	Not currently available

5

THE HARTFORD ADVISERS FUND

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•	equities,
•	debt securities, and
•	money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are at the discretion of Wellington Management Company, LLP (“Wellington Management”) and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Fitch, Inc. (“Fitch”)), or if unrated, securities deemed by Wellington Management to be of comparable quality. These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

6

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

7

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 10.28% (2nd quarter, 2003) and the lowest quarterly return was -16.90% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 Years
Class Y Return Before Taxes	-32.04%	-2.25%	0.04%
Class Y Return After Taxes on Distributions	-32.77%	-3.66%	-1.23%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-20.75%	-2.43%	-0.52%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%
Barclays Capital Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	5.70%	4.64%	5.64%

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Government/Credit Bond Index) is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.64%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual operating expenses	0.70%

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

8

Expenses (with or without redemption)	CLASS Y
Year 1	$ 72
Year 3	$ 224
Year 5	$ 390
Year 10	$ 871

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Advisers Fund paid HIFSCO an effective management fee equal to 0.64% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.690% of the first $500 million, 0.625% of the next $500 million, 0.575% of the next $4 billion, 0.5725% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity portion of the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for the past four years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Higgins was an investment professional with The Boston Company Asset Management (1988 – 2005).

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income and money market portion of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years. Mr. Gootkind joined Wellington Management as an investment professional in 2000.

9

THE HARTFORD BALANCED INCOME FUND

INVESTMENT GOAL. The Hartford Balanced Income Fund seeks to provide current income with growth of capital as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in a mix of equity securities and fixed income investments. Under normal circumstances, the fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%. Allocation decisions within these bands are at the discretion of the fund’s sub-adviser, Wellington Management, and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The equity portion of the fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion. The fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.

The fixed income portion of the fund will invest primarily in investment grade debt (securities rated at least “BBB” by S&P or “Baa” by Moody’s or “BBB” by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality). The fixed income portion of the fund will additionally invest in other fixed income sectors including non-investment grade debt (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality) and emerging market debt. The fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities. Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities or “junk bonds.” The fund may invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger

10

companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total return by calendar year

During the period shown in the bar chart, the highest quarterly return was 2.21% (3rd quarter, 2007) and the lowest quarterly return was

-7.39% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 07/31/06)
Class Y Return Before Taxes	-18.29%	-3.38%
Class Y Return After Taxes on Distributions	-19.77%	-4.84%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-11.80%	-3.61%
Russell 1000 Value Index	-36.85%	-13.41%
Barclays Capital Corporate Index	-4.94%	1.55%

Indices: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index

11

that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

The Barclays Capital Corporate Index (formerly known as the Lehman Brothers Corporate Index) is an unmanaged index and is the Corporate component of the U.S. Credit Index within the Barclays Capital U.S. Aggregate Bond Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Total annual operating expenses	0.91%
Less: Contractual expense reimbursement (1)	0.01%
Net annual operating expenses(1)	0.90%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.90%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 92
Year 3	$ 289
Year 5	$ 503
Year 10	$ 1,119

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Balanced Income Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.725% of the first $250 million, 0.700% of the next $250 million, 0.675% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Lucius T. Hill, III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the fund since its inception in 2006 and for clients of the firm for at least the past five years. Mr. Hill joined Wellington Management as an investment professional in 1993.

Scott I. St. John, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fixed income portion of the fund since its inception in 2006 and for clients of the firm for the past five years. Mr. St. John joined Wellington Management as an investment professional in 2003.

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W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity portion of the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006.

13

THE HARTFORD CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund generally will not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a “stock picking” approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from

14

those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 36.93% (4th quarter, 1999) and the lowest quarterly return was

-25.98% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-45.87%	0.12%	6.53%
Class Y Return After Taxes on Distributions	-46.24%	-0.99%	5.01%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-29.82%	0.11%	5.15%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-1.95%	-0.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-45.87%	0.12%	6.53%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual operating expenses	0.71%
(1)	Effective November 1, 2008, HIFSCO has added additional breakpoints to the management fee schedule for this fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every

15

$10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 73
Year 3	$ 227
Year 5	$ 395
Year 10	$ 883

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation Fund paid HIFSCO an effective management fee equal to 0.66% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1996. Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 1998. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

16

THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential. The fund may trade securities actively.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies, each of which includes one or more specific portfolio management approaches. Each approach is focused on total return, and together the strategies represent an opportunistic, flexible and diversified fund profile. The fund is organized as follows:

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in common stocks covering a broad range of industries, companies, and market capitalizations that Wellington Management believes are undervalued and have the potential for appreciation.

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In aggregate managers in this sleeve will invest in companies across a range of market capitalizations, industries and countries.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

17

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 10.03% (2nd quarter, 2007) and the lowest quarterly return was -22.53% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 04/29/05)
Class Y Return Before Taxes	-42.59%	-1.18%
Class Y Return After Taxes on Distributions	-42.59%	-2.09%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-27.68%	-1.28%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%	-4.46%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

18

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.91%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses (1)	1.01%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.25%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 103
Year 3	$ 322
Year 5	$ 558
Year 10	$ 1,236

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Capital Appreciation II Fund paid HIFSCO an effective management fee equal to 0.91% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $250 million, 0.950% of the next $250 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund has employed a multiple portfolio manager structure since its inception in 2005. The five portfolio managers with the most significant responsibilities are set forth below:

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Carmen joined Wellington Management as an investment professional in 1999.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Palmer joined Wellington Management as an investment professional in 1998.

Frank D. Catrickes, CFA, CMT, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Catrickes joined Wellington Management as an investment professional in 1998.

19

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Choumenkovitch joined the firm as an investment professional in 1995.

Saul J. Pannell, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2005 and for clients of the firm for at least the past five years. Mr. Pannell joined Wellington Management as an investment professional in 1974.

20

THE HARTFORD DISCIPLINED EQUITY FUND

INVESTMENT GOAL. The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion. The fund’s portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security, favoring those with attractive valuation, momentum, balance sheet and situations and events factors. Valuation factors capture cheapness. Balance Sheet factors analyze the quality of earnings and capital. Momentum factors focus on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. Situations and events factors exploit opportunities arising from idiosyncratic events or transient situations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

21

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.51% (4th quarter, 1999) and the lowest quarterly return was

-21.05% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/98)
Class Y Return Before Taxes	-37.36%	-2.49%	-1.07%
Class Y Return After Taxes on Distributions	-37.66%	-2.80%	-1.42%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-24.29%	-2.25%	-1.06%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual operating expenses(2)	0.84%
(1)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.95%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

22

Expenses (with or without redemption)	CLASS Y
Year 1	$ 86
Year 3	$ 268
Year 5	$ 466
Year 10	$ 1,037

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Disciplined Equity Fund paid HIFSCO an effective management fee equal to 0.80% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.675% of the next $500 million, 0.625% of next $4 billion, 0.6225% of next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

James A. Rullo, CFA, Senior Vice President and Director of the Quantitative Investment Group of Wellington Management, has served as portfolio manager for the fund since its inception in 1998. Mr. Rullo joined Wellington Management as an investment professional in 1994.

Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 1998. Mr. Chally joined Wellington Management in 1994 and has been an investment professional since 1996.

23

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

INVESTMENT GOAL. The Hartford Diversified International Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in foreign equity securities selected on the basis of potential for capital appreciation. The fund will seek to outperform the MSCI All Country World ex US Index. The MSCI All Country World ex US Index is currently comprised of forty-eight countries. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Under normal circumstances, the fund will invest in a broad range of companies across a broad range of countries. The fund may invest in companies of any market capitalization. The fund may trade securities actively.

The fund chooses the equity securities in which it invests using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies. Each strategy includes one or more specific portfolio management approaches that independently seek to provide total return. The fund does not allocate a set percentage to any specific strategy but instead seeks a flexible and diversified fund profile that maintains a significant allocation of investments across all three strategies. The three broad strategies the fund will pursue are:

Broad/Special Opportunities: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In the aggregate, managers will invest in companies across a range of market capitalizations, industries and countries.

Opportunistic Growth: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies, market capitalizations and countries that managers believe have superior growth potential.

Opportunistic Value: Opportunistic Value approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies market capitalizations and countries that managers believe are undervalued and have the potential for appreciation.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

24

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	1.00%
Distribution and service (12b-1) fees	None
Other expenses	0.74%
Total annual operating expenses	1.74%
Less: Contractual expense reimbursement(1)	0.44%
Net annual operating expenses(1)	1.30%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.30%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 132
Year 3	$ 505

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For the fiscal year ended October 31, 2008, The Hartford Diversified International Fund paid HIFSCO an effective management fee equal to 1.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $500 million, 0.950% of the next $500 million, 0.900% of the next $4 billion, 0.8975% of the next $5 billion and 0.8950% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

25

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Cheryl M. Duckworth, CFA, Senior Vice President and Director, Research Portfolios of Wellington Management coordinates a team of global industry analysts that are involved in portfolio management and securities analysis for the fund and has served in this capacity for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

David Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management has been involved in portfolio management and securities analysis for the fund since December 2008. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Theodore B.P. Jayne, CFA, Vice President and Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Jayne joined Wellington Management as an investment professional in 1998.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Mr. Offit joined Wellington Management as an investment professional in 1997.

Vera M. Trojan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management has been involved in portfolio management and securities analysis for the fund since its inception in June 2008 and for other clients of the firm for at least the past five years. Ms. Trojan joined Wellington Management as an investment professional in 1989.

26

THE HARTFORD DIVIDEND AND GROWTH FUND

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund’s total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies within the index ranged from approximately $489 million to $406 billion. The fund’s portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

27

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.26% (2nd quarter, 2003) and the lowest quarterly return was -18.47% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-31.63%	1.12%	2.56%
Class Y Return After Taxes on Distributions	-32.15%	-0.05%	1.55%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-20.48%	0.71%	1.87%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.69%

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

28

Expenses (with or without redemption)	CLASS Y
Year 1	$ 70
Year 3	$ 221
Year 5	$ 384
Year 10	$ 859

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Dividend and Growth Fund paid HIFSCO an effective management fee equal to 0.62% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.5975% of the next $5 billion and 0.595% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000.

29

THE HARTFORD EQUITY INCOME FUND

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

30

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.53% (4th quarter, 2004) and the lowest quarterly return was

-15.44% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 08/28/03)
Class Y Return Before Taxes	-28.61%	1.52%
Class Y Return After Taxes on Distributions	-29.42%	0.36%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-18.51%	0.85%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79% (1)

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1) Return is from 8/31/2003 - 12/31/2007.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses(1)	0.80%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.90%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every

31

$10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 82
Year 3	$ 255
Year 5	$ 444
Year 10	$ 990

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Equity Income Fund paid HIFSCO an effective management fee equal to 0.68% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006.

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THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund’s assets are invested in below-investment-grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch are below investment grade. Securities which are unrated but determined by Hartford Investment Management to be of comparable quality will also be considered below investment grade. Debt securities rated below investment grade are commonly referred to as “high yield - high risk” or “junk bonds”.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund’s total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund’s total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund’s sub-adviser, Hartford Investment Management, relies on a “bottom-up,” fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management’s process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan’s and each security’s structural features, covenants, underlying collateral and price compared to its long-term value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Agent Insolvency Risk - In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate whom undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law

33

or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

34

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.84% (2nd quarter, 2008) and the lowest quarterly return was

-24.77% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 04/29/05)
Class Y Return Before Taxes	-30.27%	-6.32%
Class Y Return After Taxes on Distributions	-31.87%	-8.41%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-19.39%	-6.18%
Credit Suisse Leverage Loan Index	-28.78%	-5.60%

Index: Credit Suisse Leverage Loan Index is designed to mirror the investible universe of the United States dollar-denominated leveraged loan market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses (1)	0.69%
(1)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 70
Year 3	$ 221
Year 5	$ 384

35

Year 10	$ 859

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Floating Rate Fund paid HIFSCO an effective management fee equal to 0.61% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $4.5 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael Bacevich, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management in 2004. Previously Mr. Bacevich was the head of the Leveraged Loan Team at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Frank Ossino, Senior Vice President of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since November 2007. Mr. Ossino joined Hartford Investment Management as a portfolio manager in 2004. Previously, Mr. Ossino was a Managing Director at CIGNA Investments, Inc., with responsibility for credit research on leveraged loan borrowers and portfolio management from 2002 until joining Hartford Investment Management.

36

THE HARTFORD FUNDAMENTAL GROWTH FUND

INVESTMENT GOAL. The Hartford Fundamental Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. Individual holdings are typically no larger than 5% of the fund’s total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-to-earnings valuations comparable to the company’s long-term, sustainable growth rate. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

37

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 14.74% (2nd quarter, 2003) and the lowest quarterly return was -25.67% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 05/24/01)
Class Y Return Before Taxes	-40.61%	-3.16%	-2.52%
Class Y Return After Taxes on Distributions	-40.61%	-3.96%	-3.05%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-26.40%	-2.92%	-2.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.37% (1)

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Return is from 5/31/2001 - 12/31/2007.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual operating expenses(1)	0.96%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.05%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every

38

$10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 98
Year 3	$ 306
Year 5	$ 531
Year 10	$ 1,178

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Fundamental Growth Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.800% of the next $500 million, 0.750% of the next $4 billion, 0.7475% of the next $5 billion and 0.745% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Francis J. Boggan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Boggan joined Wellington Management as an investment professional in 2001.

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THE HARTFORD GLOBAL COMMUNICATIONS FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

In connection with the mergers, effective as of the close of business on or about April 30, 2009, all shares of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) with respect to each Acquired Fund. If approved, each Reorganization is expected to occur on or about August 28, 2009.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds’ shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. Wellington Management uses its in-depth knowledge of the communications sector to select companies it believes possess one or more of the following attributes:

•	the current market price of its stock is at the low end of its historical relative valuation range, or
•	a positive change in operating results is anticipated but not yet reflected in the price of its stock, or
•	unrecognized or undervalued assets exist, and
•	management has demonstrated that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

•	its target price is achieved,
•	expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer’s business prospects, or
•	equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

40

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

41

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 29.10% (4th quarter, 2004) and the lowest quarterly return was

-25.32% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/00)
Class Y Return Before Taxes	-48.70%	2.07%	-6.09%
Class Y Return After Taxes on Distributions	-49.79%	1.11%	-6.64%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-31.67%	1.45%	-5.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.75%
MSCI AC (All Country) World Telecommunication Services Index (reflects no deduction for fees, expenses or taxes)	-35.01%	4.99%	-3.51%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Telecommunication Services Index is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.21%
Total annual operating expenses(1)	1.11%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether

42

or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 113
Year 3	$ 353
Year 5	$ 612
Year 10	$ 1,352

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Communications Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Archana Basi, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as portfolio manager for the fund since 2008; prior to that, Ms. Basi was member of a team of global industry analysts involved in portfolio management and securities analysis for the fund since 2002. Ms. Basi joined Wellington Management as an investment professional in 2001.

43

THE HARTFORD GLOBAL EQUITY FUND

INVESTMENT GOAL. The Hartford Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund’s diversified portfolio of equity securities is constructed by allocating the fund's assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management's team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the respective Acquired Fund.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

44

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses	0.71%
Total annual operating expenses	1.66%
Less: Contractual expense reimbursement(1)	0.36%
Net annual operating expenses(1)	1.30%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.30%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 132
Year 3	$ 488
Year 5	$ 868
Year 10	$ 1935

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

45

For fiscal year ended October 31, 2008, The Hartford Global Equity Fund paid HIFSCO an effective management fee equal to 0.95% of the

46

fund’s average daily net assets

The management fee set forth in the fund’s investment advisory agreement is 0.950% of the first $500 million, 0.900% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark D. Mandel, CFA, Senior Vice President and Director of Global Industry Research of Wellington Management, supervises and coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Cheryl M. Duckworth, CFA, Senior Vice President and Director of Research Portfolios of Wellington Management, coordinates a team of global industry analysts that manage the fund and has served in this capacity for the fund since its inception in March 2008 and for other clients of the firm for at least the past five years. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

In connection with the mergers, effective as of the close of business on or about April 30, 2009, all shares of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) with respect to each Acquired Fund. If approved, each Reorganization is expected to occur on or about August 28, 2009.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds’ shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world’s market value in financial services stocks is located in North America, Europe and Japan. Therefore the fund invests most of its assets in companies located in these three geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund’s investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this “bottom-up” approach to identify stocks it believes have favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

•	management focuses on rewarding shareholders,
•	market expectations of future earnings are too low,
•	market value does not reflect the fact that earnings are understated due to conservative accounting,
•	market value does not reflect the true value of the issuer’s component businesses and there is some reason to believe that this disparity will not persist,
•	it is an outstanding company but the stock is available at an average price because of the market’s temporary indifference to quality, or
•	its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

•	its issuer’s management no longer appears to promote shareholder value,
•	market expectations of future earnings are too high,
•	it can sell the security of an outstanding company at a significant premium,
•	market value exceeds the true value of the issuer’s component businesses,
•	market value does not reflect the fact that earnings are overstated due to aggressive accounting,

47

•	market value does not reflect the risk of potential problems in an important business component, or
•	more attractive opportunities arise.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

48

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 17.14% (2nd quarter, 2003) and the lowest quarterly return was -24.66% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 10/31/00)
Class Y Return Before Taxes	-42.52%	-4.80%	-2.32%
Class Y Return After Taxes on Distributions	-43.41%	-6.01%	-3.14%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-27.68%	-4.01%	-1.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.75%
MSCI Finance ex Real Estate Index (reflects no deduction for fees, expenses or taxes)	-54.35%	-7.66%	-4.65%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.27%
Total annual operating expenses(1)	1.17%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every

49

$10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 119
Year 3	$ 372
Year 5	$ 644
Year 10	$ 1,420

MANAGEMENT FEES. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Financial Services Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Mark T. Lynch, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as portfolio manager for the fund since 2006; prior to that, Mr. Lynch was a member of a team of global industry analysts who had managed the fund since its inception in 2000. Mr. Lynch joined Wellington Management as an investment professional in 1994.

50

THE HARTFORD GLOBAL GROWTH FUND

INVESTMENT GOAL. The Hartford Global Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that

51

of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 32.04% (4th quarter, 1999) and the lowest quarterly return was

-26.96% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-52.46%	-3.81%	0.26%
Class Y Return After Taxes on Distributions	-52.46%	-4.50%	-0.18%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-34.10%	-3.04%	0.26%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees, expenses or taxes)	-40.90%	-0.84%	-2.29%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

52

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.82%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses(1)	0.90%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.13%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 92
Year 3	$ 287
Year 5	$ 498
Year 10	$ 1,108

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Growth Fund paid HIFSCO an effective management fee equal to 0.82% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management (2000 – 2005).

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 1998. Mr. Offit joined Wellington Management as an investment professional in 1997.

53

THE HARTFORD GLOBAL HEALTH FUND

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund’s investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

The fund’s approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

•	the company’s business franchise is temporarily mispriced,
•	the market under-values the new product pipelines,
•	the company has opportunities due to changes in reimbursement policies (for example, the privatization of health care services abroad), or
•	the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•	target prices are achieved,
•	fundamental expectations are not met,
•	a company’s prospects become less appealing, or
•	equity securities of other comparable issuers in an industry are available at more attractive prices.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

54

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.27% (2nd quarter, 2003) and the lowest quarterly return was -16.90% (4th quarter, 2008).

55

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
Class Y Return Before Taxes	-25.13%	2.15%	7.29%
Class Y Return After Taxes on Distributions	-25.67%	1.15%	6.32%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-15.69%	1.70%	6.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65% (1)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65% (1)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The S&P North American Health Care Sector Index (formerly known as the S&P GSSI Healthcare Index) is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2007.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.88%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses(1)	0.95%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 97
Year 3	$ 303
Year 5	$ 525
Year 10	$ 1,166

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Health Fund paid HIFSCO an effective management fee equal to 0.88% of the fund’s average daily net assets.

56

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the healthcare industry are made collectively by the team.

Jean M. Hynes, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the pharmaceutical and biotechnology sectors. Ms. Hynes joined Wellington Management in 1991 and has been an investment professional since 1993.

Ann C. Gallo, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the healthcare services sector. Ms. Gallo joined Wellington Management as an investment professional in 1998.

Kirk J. Mayer, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the medical technology sectors. Mr. Mayer joined Wellington Management as an investment professional in 1998.

Robert L. Deresiewicz, Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector. Mr. Deresiewicz joined Wellington Management as an investment professional in 2000.

57

THE HARTFORD GLOBAL TECHNOLOGY FUND

PROPOSED REORGANIZATIONS. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved the reorganizations (each, a “Reorganization”) of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund (each, an “Acquired Fund”) with and into The Hartford Global Equity Fund (the “Acquiring Fund”).

In connection with the mergers, effective as of the close of business on or about April 30, 2009, all shares of The Hartford Global Communications Fund, The Hartford Global Financial Services Fund and The Hartford Global Technology Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 4, 2009, for the purpose of seeking the approval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) with respect to each Acquired Fund. If approved, each Reorganization is expected to occur on or about August 28, 2009.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds’ shareholders in May 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, Internet, information technology services and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country.

The focus of the fund’s investment process is stock selection through fundamental analysis. The fund’s approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management’s evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management’s opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector’s attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share, in Wellington Management’s opinion, one or more of the following attributes:

•	a positive change in operating results is anticipated,
•	unrecognized or undervalued capabilities are present, or
•	the quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

•	target prices are achieved,
•	earnings and/or return expectations are reduced due to fundamental changes in the company’s operating outlook, or
•	more attractive value in a comparable company is available.

58

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Industry Concentration Risk - The fund’s investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in one of those sectors.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

59

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.46% (4th quarter, 2001) and the lowest quarterly return was –38.28% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 05/01/00)
Class Y Return Before Taxes	-47.81%	-6.09%	-11.27%
Class Y Return After Taxes on Distributions	-47.81%	-6.10%	-11.32%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-31.07%	-5.08%	-8.78%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-43.33%	-5.38%	-13.18% (1)
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65% (1)

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The S&P North American Technology Sector Index (formerly known as the S&P GSTI Index) is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2007.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Total annual operating expenses(1)	1.08%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

60

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 110
Year 3	$ 343
Year 5	$ 595
Year 10	$ 1,317

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Technology Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the technology industry are made collectively by the team.

Scott E. Simpson, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the software and internet sectors. Mr. Simpson joined Wellington Management as an investment professional in 1995.

It is anticipated that on June 30, 2009, Mr. Simpson will withdraw from the Wellington Management partnership. Accordingly prior to June 30, 2009, Mr. Simpson’s responsibilities with respect to the fund will be gradually transitioned to other members of the team until such time as Mr. Simpson is no longer involved in portfolio management and securities analysis for the fund.

John F. Averill, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the communications equipment and components sectors. Mr. Averill joined Wellington Management as an investment professional in 1994.

Nicolas B. Boullet, Assistant Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis of the fund since October 2008 and for clients of the firm for the past four years, focused primarily on the mid-cap business services, education companies, and other selected technology stock sectors. Mr. Boullet joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, he held various positions at Ingenio, a technology start-up firm in San Francisco (2000 – 2003).

Bruce L. Glazer, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2000 focused primarily on the business information technology and computer services sectors. Mr. Glazer joined Wellington Management as an investment professional in 1997.

Anita M. Killian, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the communications equipment and components sectors. Ms. Killian joined Wellington Management as an investment professional in 2000.

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THE HARTFORD GROWTH FUND

INVESTMENT GOAL. The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class Y share returns would have been substantially similar to those of the fund’s Class L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund’s Class L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was

-20.44% (4th quarter, 2008).

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes(1)	-41.37%	-3.30%	-0.72%
Class Y Return After Taxes on Distributions(1)	-41.37%	-3.76%	-1.81%
Class Y Return After Taxes on Distributions and Sale of Fund Shares(1)	-26.89%	-2.63%	-0.70%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses(1)	0.80%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.95%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all

63

dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 82
Year 3	$ 255
Year 5	$ 444
Year 10	$ 990

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next 4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, CFA, Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2002. Mr. Boselli joined Wellington Management as an investment professional in 2002.

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THE HARTFORD GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential with a focus on mid to large capitalization stocks. The fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class Y share returns would have been substantially similar to those of the fund’s Class L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund’s Class L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

65

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was

-25.09% (4th quarter, 2008).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes(1)	-45.02%	1.43%	3.00%
Class Y Return After Taxes on Distributions(1)	-45.02%	0.25%	1.31%
Class Y Return After Taxes on Distributions and Sale of Fund Shares(1)	-29.26%	1.15%	2.16%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.33%	-4.01%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

66

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.71%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses(1)	0.78%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.80%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 80
Year 3	$ 249
Year 5	$ 433
Year 10	$ 966

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Growth Opportunities Fund paid HIFSCO an effective management fee equal to 0.71% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

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THE HARTFORD HIGH YIELD FUND

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management’s High Yield Team uses what is sometimes referred to as a “bottom-up” analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer’s business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management’s economic outlook is also an important input in overlaying a “top-down” view of the economy in the construction of the fund’s interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

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Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

69

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 9.32% (2nd quarter, 2003) and the lowest quarterly return was

-17.63% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-25.32%	-1.34%	1.59%
Class Y Return After Taxes on Distributions	-27.70%	-3.91%	-1.45%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-16.15%	-2.36%	-0.33%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	-26.16%	-0.80%	2.17%

Index: The Barclays Capital U.S. Corporate High-Yield Bond Index (formerly known as the Lehman Brothers High Yield Corporate Index) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual operating expenses(1)	0.79%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.90%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

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Expenses (with or without redemption)	CLASS Y
Year 1	$ 81
Year 3	$ 252
Year 5	$ 439
Year 10	$ 978

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford High Yield Fund paid HIFSCO an effective management fee equal to 0.70% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.700% of the first $500 million, 0.650% of the next $500 million, 0.600% of the next $4 billion, 0.580% of the next $5 billion and 0.570% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Mark Niland, CFA, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA, Senior Vice President and co-head of the Global Credit Research Platform of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Serhant joined Hartford Investment Management in 2005, and also serves as a Senior Credit Research Analyst responsible for the credit research analysis of leveraged credit issuers. Prior to joining the firm, he was a vice president and senior research analyst at Delaware Investments (2001-2005). From 1997-2000, he was vice president and senior fixed income research analyst at JP Morgan Securities, Inc.

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THE HARTFORD INCOME FUND

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 65% of its total assets in securities rated “A” quality or better. This means securities that are rated at the time of purchase within the three highest categories assigned by Moody’s (“Aaa”, “Aa” or “A”) or S&P (“AAA”, “AA” or “A”) or Fitch (“AAA”, “AA” or “A”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these three highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 30% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans.

Bonds in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity of approximately 3-30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could

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lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

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The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 3.93% (3rd quarter, 2006) and the lowest quarterly return was

-5.86% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF CLASS (SINCE 11/28/2003) (1)
Class Y Return Before Taxes	-11.77%	0.67%
Class Y Return After Taxes on Distributions	-13.62%	-1.27%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-7.56%	-0.47%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.65% (2)

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1)	Class Y shares commenced Operations on November 28, 2003.

(2) Return is from 11/30/2003 - 12/31/2007.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses(1)	0.63%
(1)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. In addition HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.70%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 64
Year 3	$ 202
Year 5	$ 351
Year 10	$ 786

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Income Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

William H. Davison, Jr., Managing Director and Director of the Funds Management Group of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Prior to joining the firm, Mr. Davison was Vice President of Corporate Finance with Shawmut National Corporation.

Michael Gray, CFA, Managing Director and head of Investment Grade Corporate of Hartford Investment Management, has been involved in portfolio management of the fund since July 2008. Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.

Christopher J. Zeppieri, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 2008. Mr. Zeppieri joined Hartford Investment Management in 2006. Prior to joining the firm, he served as Fixed Income Strategist for Los Angeles-based Payden & Rygel. Mr. Zeppieri has been an investment professional since 1998.

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THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of “investment grade” quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least “Aa3” by Moody’s. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund’s portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select securities by assessing such factors as security structure, break even inflation rates, an issuer’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

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Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Inflation-Protected Debt Securities Risk - Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers. Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

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Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund’s net asset value.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Securities Lending Risk - Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.67% (1st quarter, 2008) and the lowest quarterly return was

-3.35% (3rd quarter, 2008).

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Average annual total returns for periods ending 12/31/08

	1 Year	5 Years	LIFE OF CLASS(SINCE 11/28/2003) (1)
Class Y Return Before Taxes	-0.41%	4.09%	4.19%
Class Y Return After Taxes on Distributions	-2.23%	2.51%	2.60%
Class Y Return After Taxes on Distributions and Sale of Fund shares	-0.21%	2.60%	2.67%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-2.35%	4.07%	4.21%(2)

Index: The Barclays Capital U.S. TIPS Index (formerly known as the Lehman Brothers U.S. TIPS Index) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

(1)	Class Y shares commenced Operations on November 28, 2003.

(2) Return is from 11/30/2003 - 12/31/2007.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%
Distribution and service (12b-1) fees	None
Other expenses
Interest expenses	0.05%
All other expenses	0.07%
Total other expenses	0.12%
Total annual operating expenses(1)	0.65%
(1)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. In addition HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.60%. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking described above is due to interest expense on reverse repurchase agreements. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 66
Year 3	$ 208
Year 5	$ 362
Year 10	$ 810

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

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For fiscal year ended October 31, 2008, The Hartford Inflation Plus Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978. Prior to joining the firm, he was a Vice President and fixed income manager for J.P. Morgan & Company.

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THE HARTFORD INTERNATIONAL GROWTH FUND

INVESTMENT GOAL. The Hartford International Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of security selection. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (“MSCI EAFE Growth Index”) is researched by the team and global industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may invest in a broad range of market capitalizations generally greater than $1 billion, but tends to focus on mid to large capitalization companies. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that

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of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 25.08% (2nd quarter, 2003) and the lowest quarterly return was -27.27% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class Y Return Before Taxes	-56.55%	-2.85%	-1.36%
Class Y Return After Taxes on Distributions	-56.63%	-4.14%	-2.26%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-36.76%	-2.45%	-1.21%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	-42.46%	1.77%	0.42%

Index: The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the growth securities within the MSCI EAFE Index. You cannot invest directly in an index.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual operating expenses(1)	0.99%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 101
Year 3	$ 315
Year 5	$ 547
Year 10	$ 1,213

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Growth Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management from 2000 to 2005.

83

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). As of December 31, 2008, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $178 million and $201 billion. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

84

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.37% (4th quarter, 1999) and the lowest quarterly return was

-22.38% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-42.46%	4.14%	2.28%
Class Y Return After Taxes on Distributions	-43.08%	2.85%	1.28%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-27.62%	3.28%	1.64%
MSCI AC (All Country) World Free ex US Index (reflects no deduction for fees, expenses or taxes)	-45.24%	3.00%	2.27%

Index: The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

85

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual operating expenses(1)	0.94%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.22%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 96
Year 3	$ 300
Year 5	$ 520
Year 10	$ 1,155

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000. Mr. Choumenkovitch joined Wellington Management as an investment professional in 1995.

86

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small-capitalization companies. The fund defines small capitalization companies as companies with a market capitalization no greater than $10 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm’s proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the issuer’s region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks candidates that exhibit some combination of:

•	a well-articulated business plan,
•	experienced management,
•	a sustainable competitive advantage, and
•	strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

87

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 23.31% (2nd quarter, 2003) and the lowest quarterly return was -25.19% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class Y Return Before Taxes	-42.84%	1.93%	5.59%
Class Y Return After Taxes on Distributions	-43.00%	-1.09%	3.19%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-27.85%	0.62%	3.94%
S&P/Citigroup Extended Market Euro-Pacific Index	-46.62%	3.03%	5.71%
(reflects no deduction for fees, expenses or taxes)

Index: The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country’s market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the U.S. and Canada. You cannot invest directly in an index.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual operating expenses(1)	1.01%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 103
Year 3	$ 322
Year 5	$ 558
Year 10	$ 1,236

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford International Small Company Fund paid HIFSCO an effective management fee equal to 0.90% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $500 million, 0.800% of the next $4 billion, 0.7975% of the next $5 billion and 0.795% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Thomas joined Wellington Management as an investment professional in 2002.

Daniel Maguire, CFA, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years. Mr. Maguire joined Wellington Management as an investment professional in 2004.

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THE HARTFORD LARGECAP GROWTH FUND

ON FEBRUARY 4, 2009, THE BOARD OF DIRECTORS OF THE HARTFORD MUTUAL FUNDS, INC. APPROVED A PLAN OF LIQUIDATION FOR THE HARTFORD LARGECAP GROWTH FUND (THE “FUND”) PURSUANT TO WHICH THE FUND WILL BE LIQUIDATED ON OR ABOUT APRIL 24, 2009.

EFFECTIVE AS OF THE CLOSE OF BUSINESS ON FEBRUARY 13, 2009, THE FUND WILL NO LONGER SELL SHARES TO NEW INVESTORS OR TO EXISTING SHAREHOLDERS (INCLUDING PURCHASES THROUGH AUTOMATIC INVESTMENT PLANS, IF ANY), OTHER THAN PURCHASES MADE THROUGH REINVESTMENT OF DIVIDENDS. THE FUND’S MANAGEMENT AND 12B-1 EXPENSES WILL BE WAIVED AFTER FEBRUARY 13, 2009.

INVESTMENT GOAL. The Hartford LargeCap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund’s sub-adviser believes have superior return potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the

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end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total return by calendar year

During the period shown in the bar chart, the highest quarterly return was 4.63% (2nd quarter, 2007) and the lowest quarterly return was

-24.38% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 11/30/06)
Class Y Return Before Taxes	-43.03%	-21.51%
Class Y Return After Taxes on Distributions	-43.11%	-21.86%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-27.97%	-18.04%
Russell 1000 Growth Index	-38.44%	-16.28%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.64%
Total annual operating expenses	1.29%
Less: Contractual expense reimbursement (1)	0.44%
Net annual operating expenses(1)	0.85%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.85%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and

91

shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 87
Year 3	$ 366
Year 5	$ 665
Year 10	$ 1,518

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford LargeCap Growth Fund paid HIFSCO an effective management fee equal to 0.65% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $500 million, 0.550% of the next $4 billion, 0.530% of the next $5 billion and 0.520% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

92

THE HARTFORD MIDCAP FUND

INVESTMENT GOAL. The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was approximately $24 million to $15 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 29.99% (4th quarter, 1999) and the lowest quarterly return was -23.59% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-35.54%	2.42%	9.08%
Class Y Return After Taxes on Distributions	-35.54%	0.60%	7.46%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-23.10%	2.11%	7.64%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	-36.23%	-0.08%	4.46%

Index: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.74%
Distribution and service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.79%

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 97
Year 3	$ 309
Year 5	$ 539
Year 10	$ 1,199

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and

94

investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Fund paid HIFSCO an effective management fee equal to 0.74% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Phillip H. Perelmuter, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1997. Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

95

THE HARTFORD MIDCAP GROWTH FUND

INVESTMENT GOAL. The Hartford MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $15 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar

96

chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management Company became a sub-adviser effective December 2006. Performance information represents performance of previous sub-advisers.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.79% (1st quarter, 2006) and the lowest quarterly return was

-26.29% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND (SINCE 01/01/2005)
Class Y Return Before Taxes	-46.34%	-8.92%
Class Y Return After Taxes on Distributions	-46.34%	-10.24%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-30.12%	-7.75%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-44.32%	-14.02%

Index: The Russell Midcap Growth Index is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.23%
Total annual operating expenses	0.98%
Less: Contractual expense reimbursement (1)	0.03%
Net annual operating expenses(1)	0.95%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.95%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether

97

or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 97
Year 3	$ 309
Year 5	$ 539
Year 10	$ 1,199

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Growth Fund paid HIFSCO an effective management fee equal to 0.75% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Paul Bukowski, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Bukowski, who has 12 years of investment management experience, joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative portfolio analyst for ING’s large-cap growth strategy (2004-2005). Prior to 2004, Mr. Bukowski was with Callard & Ogden Investment Management where he was responsible for quantitative analysis, fund research, and managed several core and growth portfolios.

98

THE HARTFORD MIDCAP VALUE FUND

As of March 1, 2008, the fund no longer offer Class Y shares to new investments except as follows. The fund will continue to offer and sell shares: (1) for accounts established prior to March 1, 2008; (2) for reinvestment of capital gains distributions and income dividends; (3) as an underlying investment of the SMART529 College Savings Plan; and (4) as an underlying investment of a Hartford sponsored mutual fund-of funds.

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was approximately $24 million to $15 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock’s value is evaluated on three primary criteria: its issuer’s earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•	attractive valuation,
•	a strong management team, and
•	strong industry position.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.02% (2nd quarter, 2003) and the lowest quarterly return was -21.02% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 04/30/01)
Class Y Return Before Taxes	-40.19%	-1.67%	1.72%
Class Y Return After Taxes on Distributions	-40.42%	-3.56%	0.45%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-26.13%	-1.33%	1.54%
Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes}	-31.99%	-0.15%	4.23%

Index: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses(2)	0.87%
(1)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.95%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all

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dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 89
Year 3	$ 278
Year 5	$ 482
Year 10	$ 1,073

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Value Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.725% of the next $500 million, 0.675% of the next $4 billion, 0.6725% of the next $5 billion and 0.670% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

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THE HARTFORD MONEY MARKET FUND

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. This fund’s investments may include (1) banker’s acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In certain market conditions, the fund may be more allocated to lower-yielding securities. There can be no guarantee that the fund will achieve or maintain any particular level of yield. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

$1.00 Share Price Risk - Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund’s share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Notwithstanding the preceding statement, the Board of Directors of the fund has approved the participation of the fund in the U.S. Treasury Department's Temporary Guarantee Program (the “Program”) for money market funds. Subject to certain conditions and limitations, the Program provides that investors in the fund will receive $1.00 for each fund share held as of the close of business on September 19, 2008 in the event that the fund liquidates at a net asset value per share below $1.00 per share. The Program will continue to cover the amount an investor in the fund as of the close of business on September 19, 2008 held on that date or the amount such an investor holds if and when a guarantee event occurs, whichever is less. As of the date of this Prospectus, the Program will terminate on April 30, 2009. Please see page 166 for more information concerning the Program.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.54% (3rd quarter, 2000) and the lowest quarterly return was 0.14% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y	2.01%	2.99%	3.17%
90-Day Treasury Bill Index (reflects no deductions for fees, expenses or taxes)(1)	1.40%	2.97%	3.16%

Index: The 90-Day Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day Treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the fund’s most recent current and effective yield information. HIFSCO has agreed to reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver would be voluntary and could be changed or terminated at any time without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value per share or any particular level of yield. Total Return and yield for Class Y shares would have been lower if HIFSCO had not agreed to reimburse expenses or waive fees.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses(1)(2)	0.52%
(1)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. In addition HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.65%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

(2)

HIFSCO may also reimburse expenses or waive fees to the extent necessary to prevent earnings from falling below the level of expenses. Any such expense reimbursement or waiver would be voluntary and could be changed or terminated at any time without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value per share or any particular level of yield.

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EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 53
Year 3	$ 167
Year 5	$ 291
Year 10	$ 653

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Money Market Fund paid HIFSCO an effective management fee equal to 0.45% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.450% of the first $1 billion, 0.400% of the next $4 billion, 0.380% of the next $5 billion and 0.370% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Robert Crusha, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, CFA, Assistant Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Tonkinson previously served as assistant portfolio manager of the fund since March 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

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THE HARTFORD SELECT MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund’s assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was $44 million to $5 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO. Hartford Investment Management Company became a sub-adviser effective December 2006. Performance information represents performance of previous sub-advisers.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.90% (4th quarter, 2006) and the lowest quarterly return was

-25.51% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 04/29/2005)
Class Y Return Before Taxes	-35.78%	-6.72%
Class Y Return After Taxes on Distributions	-36.27%	-8.26%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-23.27%	-6.10%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-4.72%

Index: The Russell Midcap Value Index is an unmanaged index measuring the performance of the mid-cap value segment of the U.S. equity universe. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.13%
Total annual operating expenses(1)	0.88%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.90%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

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Expenses (with or without redemption)	CLASS Y
Year 1	$ 90
Year 3	$ 281
Year 5	$ 488
Year 10	$ 1,084

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Select MidCap Value Fund paid HIFSCO an effective management fee equal to 0.75% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005). While at ING, Mr. Cubbage started in the quantitative equity research group where he helped build equity models, and most recently at ING Mr. Cubbage served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies. Prior to 1999, Mr. Cubbage worked for Cambridge Associates as a research consultant, specializing in quantitative issues.

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THE HARTFORD SELECT SMALLCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select SmallCap Value Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks of small capitalization companies. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($3 billion as of December 31, 2008). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at this level in securities of companies with the stated market capitalization. The fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments. The fund may trade securities actively.

Kayne Anderson Rudnick Investment Management, LLC’s (“KAR”) investment philosophy is that strong risk-adjusted returns can be achieved through investment in high-quality companies purchased at reasonable prices. KAR utilizes a disciplined, “bottom-up,” fundamental approach to identify companies with rising free cash flow, high reinvestment rates, and strong financial characteristics. The major guideline that drives KAR’s portfolio construction process is quality. KAR defines quality as a company that has market dominance with sustainable competitive advantages, a strong management team that has a strategic vision and a strong shareholder orientation, financial strength, and consistent growth.

Metropolitan West Capital Management, LLC (“MetWest Capital”) believes a team of highly experienced investors who (1) research high-quality businesses from an objective perspective, (2) invest in small-capitalization companies selling below fair value and (3) identify clear catalysts to help realize full value within a defined time frame will produce superior long-term returns with lower-than-market risk. MetWest Capital’s approach is driven by fundamental research and utilizes a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that it considers an impetus for change at the companies in which they invest. In other words, MetWest Capital determines why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount over their investment horizon (typically two to three years).

SSgA Funds Management, Inc.’s (“SSgA FM”) enhanced small-capitalization value strategy is designed to draw on elements of passive and active investing to create a portfolio with similar characteristics to the Russell 2000 Value Index, but that also has the potential to provide excess returns. SSgA FM adheres to a quantitatively driven investment process through the usage of a multi factor model that assigns a ranking to each stock based on growth, valuation, and sentiment characteristics. The research process seeks to pinpoint stocks that are undervalued by the market, but possess superior earnings growth potential. The sentiment component helps determine whether or not it is a good time to purchase or hold a security based on the conviction of the marketplace. Risk controls seek to ensure that the strategy does not have a style or size bias relative to the Russell 2000 Value Index.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

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Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total return by calendar year

During the period shown in the bar chart, the highest quarterly return was 5.52% (3rd quarter, 2008) and the lowest quarterly return was

-23.99% (4th quarter, 2008).

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Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 07/31/06)
Class Y Return Before Taxes	-29.88%	-10.85%
Class Y Return After Taxes on Distributions	-30.27%	-12.07%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-19.43%	-9.63%
Russell 2000 Value Index	-28.92%	-12.36%

Index: The Russell 2000 Value Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange. American Stock Exchange and Nasdaq. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	1.00%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Acquired Fund fees and expenses	0.01%
Total annual operating expenses(1)	1.11%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.20%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 113
Year 3	$ 353
Year 5	$ 612
Year 10	$ 1,352

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Select SmallCap Value Fund paid HIFSCO an effective management fee equal to 1.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.000% of the first $500 million, 0.950% of the next $500 million, 0.900% of the next $4 billion, 0.8975% of the next $5 billion and 0.895% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. KAR, MetWest Capital and SSgA FM

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

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Kayne Anderson Rudnick Investment Management, LLC: The portion of the fund allocated to KAR is co-managed by Robert A. Schwarzkopf and Sandi L. Gleason.

Robert A. Schwarzkopf, Chief Investment Officer and Portfolio Manager of KAR, has served as a co-portfolio manager of the fund since its inception (2006). Mr. Schwarzkopf joined KAR in 1991 and has been involved in the management of other small- and mid-cap strategies for the firm since that time.

Sandi L. Gleason, Portfolio Manager of KAR, has served as a co-portfolio manager of the fund since its inception (2006). Ms. Gleason joined KAR in 1993 and has been involved in the management of other small- and mid-cap strategies for the firm since 1998.

Julie Kutasov, Portfolio Manager and Senior Research Analyst of KAR, has served as a co-portfolio manager of the fund since 2008. Ms. Kutasov joined KAR in 2001 and has been involved in the research of other small- and mid-cap strategies for the firm since that time.

Metropolitan West Capital Management, LLC: The portion of the fund allocated to MetWest Capital is managed by Gary W. Lisenbee and Samir Sikka.

Gary W. Lisenbee, President of MetWest Capital, has served as portfolio manager of the fund since its inception (2006). Mr. Lisenbee co-founded MetWest Capital in 1997 and has served as President of the firm since that time. Mr. Lisenbee has been an investment professional involved in portfolio management and research analysis since 1973.

Samir Sikka has served as lead strategist for the fund since February 2007 and as a research analyst for the fund since July 2006. Mr. Sikka has been an investment professional involved in portfolio management and research analysis since 1997.

SSgA Funds Management, Inc.: The portion of the fund allocated to SSgA FM is co-managed by William DeRoche and Chuck Martin.

William H. DeRoche, CFA, Principal of SSgA FM, Vice President of SSgA and the Head of the U.S. Enhanced Equity Team, has served as a co-portfolio manager of the fund since January 2009. Prior to joining SSgA in 2003, Mr. DeRoche was a quantitative analyst at Putnam Investments. Mr. DeRoche has been working in the investment management field since 1995.

Chuck Martin, Principal of SSgA FM and a portfolio manager in the Global Enhanced Equity group, has served as a co-portfolio manager of the fund since its inception (2006). Prior to joining SSgA in 2001, Mr. Martin was an Equity Analyst at SunTrust Equitable Securities (1999-2001). Mr. Martin has been working in the investment industry since 1993.

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THE HARTFORD SHORT DURATION FUND

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing, under normal circumstances, at least 80% of its total assets in “investment grade” quality securities. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least “Baa3” by Moody’s and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The measure incorporates a bond’s yield, coupon and final maturity. The longer a security’s duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration. For example, a U.S. Treasury security with a duration of 2 years can be expected to change in price by approximately 2% for every 100 basis point change in the yield of the security.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team, and security structure. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

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Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Not FDIC Insured Risk - An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Valuation Risk - In some circumstances, the fund’s investments could become harder to value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.68% (3rd quarter, 2006) and the lowest quarterly return was

-1.67% (3rd quarter, 2008).

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Average annual total returns for periods ending 12/31/08

	1 Year	5 Years	LIFE OF CLASS (SINCE 11/28/03) (1)
Class Y Return Before Taxes	-3.26%	1.57%	1.70%
Class Y Return After Taxes on Distributions	-4.61%	0.20%	0.33%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-2.09%	0.56%	0.67%
Barclays Capital 1-3 Years U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)a	4.97%	3.81%	3.87%
Barclays Capital 1-5 Years U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	5.13%	3.96%	4.04%(2)

Index: The Barclays Capital 1-3 Year U.S. Government/Credit Index is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index. You cannot invest directly in an index.

The Barclays Capital 1-5 Year U.S. Government/Credit Index (formerly known as Lehman Brothers 1-5 Year U.S. Government/Credit Index) is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-5 Year Government/Credit Index includes securities in the 1-5 year maturity range in the Government/Credit Index. You cannot invest directly in an index.

The fund has changed its benchmark from the Barclays Capital 1-5 Year U.S. Government/Credit to the Barclays Capital 1-3 Year U.S. Government/Credit Index because the fund's investment manager believes that the Barclays Capital 1-3 year U.S. Government/Credit index is better suited to the fund's investment strategy pertaining to the focus on shorter term fixed income instruments.

(1)	Class Y shares commenced Operations on November 28, 2003.

(2) Return is from 11/30/2003 - 12/31/2007.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses(2)	0.53%
(1)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(2)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. In addition HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.65%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 54
Year 3	$ 170
Year 5	$ 296
Year 10	$ 665

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MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Short Duration Fund paid HIFSCO an effective management fee equal to 0.50% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.450% of the first $500 million, 0.400% of the next $4.5 billion, 0.380% of the next $5 billion and 0.370% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Robert Crusha, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 15, 2004. Mr. Crusha served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, CFA, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2004. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989. Prior to joining the firm, Mr. Dirgins was with Conning Asset Management where he was responsible for analysis and trading of asset-backed securities.

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THE HARTFORD SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•	have potential for above-average earnings growth,
•	are undervalued in relation to their investment potential,
•	have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
•	are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger

116

companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings (“IPOs”) that materially affected the performance of the fund. The effect of IPOs on the fund’s performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund’s investments in IPOs, if any, will continue to have a similar impact on the fund’s performance.

Hartford Investment Management became an additional sub-adviser effective June 2006. Performance information represents performance of a previous sub-adviser.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 35.99% (4th quarter, 1999) and the lowest quarterly return was

-26.18% (4th quarter, 2008).

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Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-40.54%	0.56%	3.25%
Class Y Return After Taxes on Distributions	-40.54%	-0.29%	2.29%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-26.35%	0.45%	2.51%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses(1)	0.89%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.00%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 91
Year 3	$ 284
Year 5	$ 493
Year 10	$ 1,096

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Small Company Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $250 million, 0.800% of the next $250 million, 0.750% of the next $500 million, 0.700% of the next $500 million, 0.650% of the next $3.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

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Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is managed by Steven C. Angeli, Stephen Mortimer and Mario E. Abularach.

Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Mortimer joined Wellington Management as an investment professional in 2001.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

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THE HARTFORD SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund’s sub-advisers believe have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2008, this range was approximately $8 million to $3 billion. The fund’s portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund’s investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund’s market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation, momentum, balance sheet and situations and events factors. Valuation factors capture cheapness. Balance sheet factors analyze the quality of earnings and capital. Momentum factors focus on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. Situations and events factors exploit opportunities arising from idiosyncratic events or transient situations.

Hartford Investment Management seeks to achieve the fund’s goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

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Multiple Sub-Advisers Risk - The investment styles employed by the fund’s sub-advisers may not be complementary. The interplay of the various strategies employed by the fund’s multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund’s realization of capital gains.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class Y share returns would have been substantially similar to those of the fund’s Class L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund’s Class L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Hartford Investment Management became an additional subadviser effective November 2006. The following information includes the fund’s performance when it was managed by a previous investment adviser.

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Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was

-29.49% (3rd quarter, 2001).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes(1)	-37.48%	-3.73%	2.27%
Class Y Return After Taxes on Distributions(1)	-37.48%	-4.09%	0.22%
Class Y Return After Taxes on Distributions and Sale of Fund Shares(1)	-24.36%	-3.04%	1.22%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses(1)	0.89%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.05%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all

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dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 91
Year 3	$ 284
Year 5	$ 493
Year 10	$ 1,096

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford SmallCap Growth Fund paid HIFSCO an effective management fee equal to 0.81% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $100 million, 0.800% of the next $150 million, 0.700% of the next $250 million, 0.650% of the next $4.5 billion, 0.630% of the next $5 billion and 0.620% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISERS. Hartford Investment Management and Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund employs a “multi-manager” approach whereby portions of the fund’s cash flows are allocated among different money managers.

Hartford Investment Management: The portion of the fund allocated to Hartford Investment Management is managed by Hugh Whelan and Kurt Cubbage.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since 2009. Mr. Cubbage joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was with ING (1999-2005) where he served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.

Wellington Management: The portion of the fund allocated to Wellington Management is co-managed by David J. Elliott and Doris T. Dwyer.

David J. Elliott, CFA, Vice President and Director of Quantitative Portfolio Management of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Ms. Dwyer joined Wellington Management as an investment professional in 1998.

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THE HARTFORD STOCK FUND

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund’s assets in equity securities. The fund’s diversified portfolio of equity securities are evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 14.59% (2nd quarter, 2003) and the lowest quarterly return was -24.56% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-43.44%	-4.93%	-2.77%
Class Y Return After Taxes on Distributions	-43.94%	-5.32%	-3.18%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-28.25%	-4.31%	-2.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-1.38%

Index: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual operating expenses	0.79%

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

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Expenses (with or without redemption)	CLASS Y
Year 1	$ 81
Year 3	$ 252
Year 5	$ 439
Year 10	$ 978

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Stock Fund paid HIFSCO an effective management fee equal to 0.73% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2005 and for clients of the firm for the past four years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was an investment professional with The Boston Company Asset Management (1988 – 2005).

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THE HARTFORD STRATEGIC INCOME FUND

INVESTMENT GOAL. The Hartford Strategic Income Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities. The fund focuses its investments, under normal circumstances, in non-investment grade debt securities, foreign securities, and highly rated securities. Non-investment grade debt securities are securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade debt securities are commonly referred to as “high yield - high risk” or “junk bonds”. Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets. Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The fund may also invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities, preferred stock, and common stock. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes. The fund may invest in debt securities of any maturity.

The fund will generally hold a diversified portfolio of investments in various sectors, although the fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.

The overall investment approach of Hartford Investment Management’s team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks:

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illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Unsecured Loans Risk - Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.

Valuation Risk - In some circumstances, the fund’s investments could become harder to value.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the

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same time period and since inception compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total return for calendar year 2008

During the period shown in the bar chart, the highest quarterly return was 1.08% (2nd quarter, 2008) and the lowest quarterly return was

-10.66% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 08/31/07)
Class Y Return Before Taxes	-17.22%	-11.28%
Class Y Return After Taxes on Distributions	-19.34%	-13.64%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-10.99%	-10.70%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	6.82%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses(1)	0.67%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.90%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 68
Year 3	$ 214
Year 5	$ 373
Year 10	$ 835

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Strategic Income Fund paid HIFSCO an effective management fee equal to 0.19% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $500 million, 0.475% of the next $4 billion, 0.455% of the next $5 billion and 0.445% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

The fund is managed by a team of portfolio managers including Michael Bacevich, Michael Gray, Mark Niland, Peter Perrotti, Nasri Toutoungi and Edward Vaimberg.

Michael Bacevich, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Bacevich joined Hartford Investment Management in 2004. Previously Mr. Bacevich was the head of the Leveraged Loan Team at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Michael Gray, CFA, Managing Director and head of Investment Grade Corporate of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.

Mark Niland, CFA, Managing Director and co-head of the Leveraged Credit Sector of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Niland joined Hartford Investment Management in 1989

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and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

Peter Perrotti, CFA, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Perrotti joined Hartford Investment Management in 1990 and has served in various capacities including head of the Government and Residential Securities Sector, analytical support, CMO trading, derivatives trading and portfolio management since that time. Prior to joining Hartford Investment Management, he was employed by The Travelers, where he served as an Actuarial Associate.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a managing director of Blackrock, Inc. from 1998 to January 2002 and a director and partner of Rogge Global Partners from 1997 to 1998.

Edward Vaimberg, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a managing director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

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THE HARTFORD TAX-FREE NATIONAL FUND

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 65% of the tax-exempt obligations purchased by the fund will be of “investment grade” quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”), or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below-investment-grade. Debt securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds”. The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund’s holdings may range from 5 to 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund’s yield.

PROPOSED REORGANIZATION. At a meeting held on February 4, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Tax-Free California Fund (the “Acquired Fund”) and the Board of Directors of The Hartford Mutual Funds II, Inc. approved on behalf of The Hartford Tax-Free National Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).

The Board of Directors of The Hartford Mutual Funds has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about July 16, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may

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become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Municipal Securities Risk - State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class E shares (Class E shares are no longer offered). Although Class Y share returns would have been substantially similar to those of the fund’s Class E shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns will differ because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 5.40% (3rd quarter, 2002) and the lowest quarterly return was

-10.40% (4th quarter, 2008).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class E shares, which had different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes(1)	-18.82%	1.80%	-18.82%
Class Y Return After Taxes on Distributions(1)	-18.82%	1.70%	-18.82%
Class Y Return After Taxes on Distributions and Sale of Fund Shares(1)	-10.52%	2.24%	-10.52%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-2.47%	4.26%	-2.47%

Index: The Barclays Capital Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class E share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Acquired Fund fees and expenses	0.02%
Total annual operating expenses(2)	0.62%
(1)	Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(2)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. In addition HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.60%. The difference between the “Net Annual Operating Expenses” and HIFSCO’s undertaking described above is due to acquired fund fees and expenses. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 63
Year 3	$ 199
Year 5	$ 346
Year 10	$ 774

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Tax-Free National Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.500% of the first $500 million, 0.450% of the next $4.5 billion, 0.430% of the next $5 billion and 0.420% in excess of $10 billion annually of the fund’s average daily net assets.

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SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Charles Grande, Executive Vice President and sector head for Municipals of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

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THE HARTFORD TOTAL RETURN BOND FUND

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below-investment-grade. Any security rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below-investment-grade. Securities rated below-investment-grade are commonly referred to as “high yield - high risk” or “junk bonds.” The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund’s portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company’s business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value. This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

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Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the instrument at all. In addition, certain loans may have similar effects due to extended settlement periods or consent requirements. An inability to sell a portfolio position can adversely affect a fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.24% (4th quarter, 2000) and the lowest quarterly return was

-3.92% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-5.39%	1.97%	4.42%
Class Y Return After Taxes on Distributions	-7.38%	0.25%	2.30%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-3.48%	0.71%	2.51%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	5.63%

Index: The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual operating expenses(1)	0.59%
(1)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

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Expenses (with or without redemption)	CLASS Y
Year 1	$ 60
Year 3	$ 189
Year 5	$ 329
Year 10	$ 738

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Total Return Bond Fund paid HIFSCO an effective management fee equal to 0.53% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.525% of the next $500 million, 0.500% of the next $4 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

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THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal. The fund may trade securities actively.

The fund may utilize securities lending arrangements and reverse repurchase transactions. The fund may also utilize derivatives to manage portfolio risk or for other investment purposes.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Government-Sponsored Agency Securities Risk - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.

Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the FHFA or guaranteed by the Department of Veterans Affairs.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage

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pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund’s net asset value.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Securities Lending Risk - Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class E shares (Class E shares are no longer offered). Although Class Y share returns would have been substantially similar to those of the fund’s Class E shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns will differ because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was

-2.41% (2nd quarter, 2004).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class E shares, which have different operating expenses.

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Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes(1)	4.19%	3.61%	4.70%
Class Y Return After Taxes on Distributions(1)	2.51%	1.89%	2.79%
Class Y Return After Taxes on Distributions and Sale of Fund Shares(1)	2.69%	2.07%	2.84%
Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	10.43%	5.30%	5.74%

Index: The Barclays Capital U.S. Government Index (formerly known as the Lehman Brothers U.S. Government Index) is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class E share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual operating expenses(1)	0.64%
(1)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 65
Year 3	$ 205
Year 5	$ 357
Year 10	$ 798

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford U.S. Government Securities Fund paid HIFSCO an effective management fee equal to 0.55% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 2008. Mr. Hendricks joined Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in

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Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

Russell M. Regenauer, CFA, Senior Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 2002 and as portfolio manager of the fund since June 1, 2008. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985. Prior to joining the firm in 1993, Mr. Regenauer worked for Fleet Bank and Bank of New England.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 2008. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978. Prior to joining the firm, he was a Vice President and fixed income manager for J.P. Morgan & Company.

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THE HARTFORD VALUE FUND

INVESTMENT GOAL. The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.57% (2nd quarter, 2003) and the lowest quarterly return was -19.93% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND(SINCE 04/30/01)
Class Y Return Before Taxes	-33.73%	0.77%	0.19%
Class Y Return After Taxes on Distributions	-34.28%	-0.10%	-0.49%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-21.94%	0.43%	-0.04%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	0.12%

Index: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses(1)	0.88%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.00%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y

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Year 1	$ 90
Year 3	$ 281
Year 5	$ 488
Year 10	$ 1,084

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Fund paid HIFSCO an effective management fee equal to 0.80% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $4 billion, 0.6475 of the next $5 billion and 0.645% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for the past three years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management (2004 – 2006).

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THE HARTFORD VALUE OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities.

The fund’s investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund’s investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer’s earnings power, and its growth potential. Stocks are selected whose issuers, in Wellington Management’s opinion, have the most compelling blend of the following attributes:

•	attractive valuation,
•	a strong management team, and
•	strong industry position.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund’s Class L shares (Class L shares are not offered in this prospectus). Although Class Y share returns would have been substantially similar to those of the fund’s Class L shares because all of the fund’s shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund’s Class L shares because of differences in the expenses borne by each class of shares. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

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The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total returns by calendar year(1)

During the periods shown in the bar chart, the highest quarterly return was 21.84% (2nd quarter, 2003) and the lowest quarterly return was -20.83% (4th quarter, 2008).

(1)	Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund’s Class L shares, which have different operating expenses.

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes(1)	-41.73%	-3.84%	0.75%
Class Y Return After Taxes on Distributions(1)	-42.26%	-5.09%	-0.58%
Class Y Return After Taxes on Distributions and Sale of Fund Shares(1)	-27.14%	-3.15%	0.35%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.25%	-0.72%	1.69%

Indices: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

(1)

Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

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YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	0.77%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses(2)	0.89%

(1) Effective November 1, 2008, HIFSCO has permanently reduced its management fee at the first two breakpoints of this fund.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.00%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 91
Year 3	$ 284
Year 5	$ 493
Year 10	$ 1,096

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Value Opportunities Fund paid HIFSCO an effective management fee equal to 0.85% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.800% of the first $100 million, 0.750% of the next $150 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2009 and has been involved in portfolio management and securities analysis for the fund since 2003. Mr. Palmer joined Wellington Management as an investment professional in 1998.

David R. Fassnacht, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Fassnacht joined Wellington Management as an investment professional in 1991.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

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THE HARTFORD TARGET RETIREMENT 2010 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2010 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2010. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 56% of assets in equity funds and approximately 44% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2010) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2010). After the target retirement date (2010), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2010).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Dividend and Growth Fund	The Hartford Income Fund
The Hartford Equity Income Fund	The Hartford Inflation Plus Fund
The Hartford Fundamental Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Fund	The Hartford Strategic Income Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select SmallCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Small Company Fund	Portfolio ETF
The Hartford Value Fund	SPDR DJ Wilshire International Real Estate ETF
SPDR DJ Wilshire REIT ETF
Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it

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believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

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Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.16% (4th quarter, 2006) and the lowest quarterly return was

-15.60% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class Y Return Before Taxes	-27.57%	-4.66%
Class Y Return After Taxes on Distributions	-28.45%	-6.66%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-17.84%	-4.87%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.61%
Acquired Fund fees and expenses	0.72%
Total annual operating expenses	1.48%
Less: Contractual expense reimbursement (1)	0.68%
Net annual operating expenses(1)	0.80%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.80%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year

153

terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 82
Year 3	$ 401
Year 5	$ 743
Year 10	$ 1,710

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2010 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2020 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2020 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2020. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 69% of assets in equity funds and approximately 31% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2020) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2020). After the target retirement date (2020), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2020).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Fixed Income and Money Market Funds
The Hartford Capital Appreciation Fund	The Hartford Floating Rate Fund
The Hartford Disciplined Equity Fund	The Hartford High Yield Fund
The Hartford Equity Income Fund	The Hartford Income Fund
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Strategic Income Fund
The Hartford LargeCap Growth Fund	The Hartford Total Return Bond Fund
The Hartford MidCap Fund
The Hartford Select MidCap Value Fund	ETFs
The Hartford Select SmallCap Value Fund	Powershares Emerging Markets Sovereign Debt
The Hartford Small Company Fund	Portfolio ETF
The Hartford Stock Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Value Opportunities Fund

Global and International Equity Funds
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

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The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s

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exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

157

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.40% (4th quarter, 2006) and the lowest quarterly return was

-17.38% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class Y Return Before Taxes	-31.74%	-5.57%
Class Y Return After Taxes on Distributions	-32.43%	-6.89%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-20.57%	-5.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.31%
Acquired Fund fees and expenses	0.76%
Total annual operating expenses	1.22%
Less: Contractual expense reimbursement (1)	0.37%
Net annual operating expenses(1)	0.85%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.85%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year

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terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 87
Year 3	$ 351
Year 5	$ 635
Year 10	$ 1,445

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2020 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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THE HARTFORD TARGET RETIREMENT 2030 FUND

INVESTMENT GOAL. The Hartford Target Retirement 2030 Fund’s goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2030, and who desire an asset-allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2030. It does this by investing in a diversified combination of other Hartford Mutual Funds -the Underlying Funds- as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.

In seeking the fund’s investment objective, Hartford Investment Management’s investment strategies include:

•	Allocating the fund’s assets among Class Y shares of Underlying Funds based on the fund’s investment objective and on internally generated research.
•

As of March 1, 2009, under normal market conditions, adjusting the fund’s investments in the Underlying Funds generally will achieve approximately 81% of assets in equity funds and approximately 19% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

•

Up until the fund’s target retirement date, the fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2030) the fund’s investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2030). After the target retirement date (2030), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2030).

•

Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund’s investment goal.

•

Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies.

As of December 31, 2008, the fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds	Global and International Equity Funds
The Hartford Capital Appreciation Fund	The Hartford Global Growth Fund
The Hartford Capital Appreciation II Fund	The Hartford International Opportunities Fund
The Hartford Disciplined Equity Fund	The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund	Fixed Income and Money Market Funds
The Hartford Fundamental Growth Fund	The Hartford Inflation Plus Fund
The Hartford Growth Fund	The Hartford Short Duration Fund
The Hartford Growth Opportunities Fund	The Hartford Total Return Bond Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund	ETFs
The Hartford Select MidCap Value Fund	SPDR DJ Wilshire International Real Estate ETF
The Hartford Select SmallCap Value Fund	SPDR DJ Wilshire REIT ETF
The Hartford Small Company Fund
The Hartford Value Fund

•

Information regarding the investment goals, strategies, risks and expenses of the Underlying Funds is available in the Underlying Funds’ Class Y prospectus and statement of additional information. You may obtain a Class Y prospectus by calling 1-888-843-7824, or from our website at www.hartfordinvestor.com.

The Underlying Funds have been selected for use over longer time periods, but Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds or ETFs, from time to time, if it believes that doing so would better enable the fund to pursue its investment goal. Underlying Funds and ETFs may be added or changed without prior approval from or notice to shareholders. For future information regarding the asset allocation among the Underlying Funds, please review the fund’s annual and semi-annual reports.

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The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Allocation Concentration Risk – As a result of the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

Allocation Limitations Risk – Because the fund has set limitations on the amount of assets that may be allocated to each asset class, the fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will "call" - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

ETF Risk - An investment in an Exchange Traded Fund or ETF generally presents the following risks: the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies as the ETF; the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; price fluctuation, resulting in a loss to the fund; the risk that an ETF may trade at a price that is lower than its NAV; the risk that an active market for an ETF’s shares may not develop or be maintained; and the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk – Falling interest rates create the potential for a decline in the fund's income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Manager Allocation Risk - The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

161

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Target Date Allocation Risk - The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches. Therefore, the farther away the fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the closer the fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Underlying Fund Risk - The fund is exposed to the risks described in this section indirectly through its investments in the Underlying Funds, and the fund is exposed to the risks of its Underlying Funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund. You will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund’s direct fees and expenses. Rebalancing Underlying Funds may increase transaction costs (thus affecting performance), although the sub-adviser attempts to minimize these costs.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund’s total return has varied from year to year, while the table shows how the fund’s performance over time compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

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Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 6.28% (4th quarter, 2006) and the lowest quarterly return was

-18.48% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 09/30/05)
Class Y Return Before Taxes	-34.17%	-6.23%
Class Y Return After Taxes on Distributions	-34.68%	-8.36%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-22.22%	-6.23%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-7.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	5.27%

Indices: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index (formerly known as the Lehman Brothers Capital Government/Credit Bond Index), Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

Shareholder Fees	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.39%
Acquired Fund fees and expenses	0.79%
Total annual operating expenses	1.33%
Less: Contractual expense reimbursement (1)	0.48%
Net annual operating expenses(1)	0.85%
(1)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.85%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year

163

terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 87
Year 3	$ 374
Year 5	$ 683
Year 10	$ 1,560

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Target Retirement 2030 Fund paid HIFSCO an effective management fee equal to 0.15% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $4.5 billion, 0.080% of the next $5 billion and 0.070% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Edward C. Caputo, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000. Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

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INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

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	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Fund of Funds Structure

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds. Other than the Checks and Balances Fund, each fund’s sub-adviser invests that fund’s assets in a combination of other Hartford Mutual Funds (“Underlying Funds”) and Exchange-Traded Funds (“ETFs”). The Checks and Balances Fund maintains approximately equal investments in three Underlying Funds. Each fund of funds’ share price changes daily based on the performance of the Underlying Funds in which it invests, and the ability of each fund of funds to meet its investment goal is directly related to its particular target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal. The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related to the Fund of Funds Structure:

•	Each fund of funds is exposed to the risks of its Underlying Funds in proportion to the amount of assets the fund allocates to each Underlying Fund.
•	By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund of funds’ direct fees and expenses.
•

A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund.

•	Rebalancing Underlying Funds may increase transaction costs, although the sub-advisers attempt to minimize these costs.
•

Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds. Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates

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than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds. To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

•

The investment allocation limitations of the Checks and Balances Fund and Target Retirement Funds make these funds less flexible in their investment strategies than the other funds of funds. In addition, Target Retirement Funds’ asset allocations may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk. You should consider a number of factors beyond target retirement date when evaluating whether or not to invest in these funds.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.
•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups
•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

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•	less uniform accounting, auditing and financial reporting standards
•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of

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the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. Except with respect to High Yield Municipal Bond Fund, Tax-Free National Fund and Tax-Free California Fund, a fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. High Yield Municipal Bond Fund, Tax-Free National Fund and Tax-Free California Fund each have a “fundamental” policy to invest at least 80% of its assets in investments the income of which is exempt from federal income tax and, with respect to Tax-Free California Fund, the income tax of California. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A

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description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

Participation in the U.S. Department of the Treasury Guarantee Program for Money Market Funds

The Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) has approved the participation of the Money Market Fund (the “fund”) in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Program”) until April 30, 2009.

Subject to certain conditions and limitations, the Program provides that investors in the fund will receive $1.00 for each Fund share held as of the close of business on September 19, 2008 in the event that the fund liquidates at a net asset value per share below $1.00 per share (a “guarantee event”). The Program will continue to cover the amount an investor in the fund as of the close of business on September 19, 2008 held on that date or the amount such an investor holds if and when a guarantee event occurs, whichever is less.

Accordingly, any purchase of shares of the fund for a new account after the close of business on September 19, 2008 and any increase in the number of shares of the fund held in an account after the close of business on September 19, 2008 will not be covered by the Program. In the event that shares held as of close of business on September 19, 2008 are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the fund as of close of business on September 19, 2008 or (ii) the amounts held in the fund on the date the guarantee is triggered.

The cost to participate in the extended term of the Program will be borne by the fund without regard to any fee waiver and/or any expense limitation or reimbursement currently in effect for the fund. Therefore, the cost to participate in the Program is borne by all shareholders of the fund whether or not their shares are covered by the Program. Continued participation in the Program is expected to provide direct benefits to current shareholders that were shareholders as of September 19, 2008 and indirect benefits to all current shareholders by supporting the stability of the fund’s asset level. As of December 31, 2008, assets available to the Program to support all participating money market funds do not exceed $50 billion, and the Secretary of the Treasury may extend the Program beyond April 30, 2009 up through the close of business on September 18, 2009. If the Program is further extended, the fund will consider whether to continue to participate. Any additional cost to participate in the extended Program may also be borne by the fund at that time.

Neither this Prospectus nor the fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

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THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Advisers

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is a registered investment adviser based in Los Angeles, California. The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy. As of December 31, 2008, KAR had approximately $3.4 billion in assets under management. KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

Metropolitan West Capital Management, LLC (“MetWest Capital”) oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad. MetWest Capital specializes in large-capitalization and small-capitalization value equity, international core value equity, global value equity and balanced portfolios. As of December 31, 2008, MetWest Capital had investment management authority over approximately $8 billion in assets under management. MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. As a result of the recent acquisition of Wachovia Corporation (“Wachovia”) by Wells Fargo & Company (“Wells Fargo”), Wells Fargo holds a majority interest in MetWest Capital. In connection with the acquisition, the Board of Directors approved a new sub-advisory agreement with MetWest Capital. The acquisition of Wachovia by Wells Fargo is not expected to affect the day-to-day management of the Select SmallCap Value Fund.

SSgA Funds Management, Inc. (“SSgA FM”) is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. As of December 31, 2008, SSgA FM managed approximately $118 billion in assets, and SSgA managed approximately $1.44 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and

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trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

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CLASSES OF SHARES

Class Y Shares have their own cost structure. For actual past expenses of the share class, see the fund-by-fund summary information earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

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DISTRIBUTION ARRANGEMENTS

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc.,

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Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

Class Y Share Investor Requirements

Class Y shares are available only to certain eligible investors, as set forth below.

•	Class Y shares are offered to institutional investors, which include, but are not limited to:
-	Certain qualified employee benefit plans and other retirement savings plans
-	Non-profit organizations, charitable trusts, foundations and endowments
-	Accounts registered to bank trust departments, trust companies, and investment companies
•

Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•

Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Class Y shares are also offered through Hartford’s Retirement Plans Prospectus, which offers Class R3, Class R4, Class R5 and Class Y shares of the funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

Opening an Account

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is $1 million, although this minimum may be waived at the direction of the funds’ officers or may not apply under certain circumstances (see “Class Y Share Investor Requirements” for further information).

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown at the bottom of Buying Shares and Selling Shares on the next pages.

4. Make your initial investment selection.

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Buying Shares

By Check	Opening an Account	Adding to an Account

•  Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”

•  Deliver the check and your completed application to your financial representative, plan administrator or mail to the address listed below.

•  Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”

•  Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and name(s) in which the account is registered.

•  Deliver the check and your investment slip or note to your financial representative, plan administrator or mail to the address listed below.

By Exchange
• Call your financial representative, plan administrator or the transfer agent at the number below to request an exchange.
By Wire

•  Deliver your completed application to your financial representative, or mail it to the address below. Obtain your account number by calling your financial representative or the phone number below.

•  Instruct your bank to wire the amount of your investment to:

US Bank National Association
9633 Lyndale Ave S
Bloomington, MN 55420-4270

ABA #091000022

credit account no:
1-702-2514-1341

The Hartford Mutual Funds Purchase Account
For further credit to: (Your name)
Hartford Mutual Funds Account Number:
(Your account number)

•  Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Phone	Opening an Account	Adding to an Account
• See “By Wire” and “By Exchange”

•  Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•  Complete the “Telephone Exchanges and Telephone Redemptions” and “Bank Account or Credit Union Information” sections on your account application.

•  Call the transfer agent at the number below to verify that these features are in place on your account.

•  Tell the transfer agent representative the fund name, your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387		Phone Number: 1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

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Selling Shares

By Letter

•  Write a letter of instruction or complete a power of attorney indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•  Include all signatures and any additional documents that may be required (see “Medallion Signature Guarantee” below).

•  Mail the materials to the address below.

•  A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee.

•  Medallion Signature Guarantee: you may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

-        Your address of record has changed within the past 30 days

-        You are selling more than $50,000 worth of shares during any 7 day period

-        You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)

*  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

By Phone

•  Restricted to sales of up to $50,000 per shareowner during any 7-day period.

•  To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

•  For automated service 24 hours a day using your touch-tone phone, call the number below.

By Electronic Funds Transfer (EFT) or Wire

•  Fill out the “Telephone Exchanges and Telephone Redemption” and Bank Account or Credit Union Information” section of your new account application.

•  Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

• Amounts of $500 or more will be wired on the next business day. Your bank may charge a fee for this service.

•  Amounts of less than $500 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service. Wire transfers are available upon request.

• Phone requests are limited to amounts up to $50,000 in a 7-day period.
By Exchange

•  Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or the transfer agent at the number below.

•  Call your financial representative or the transfer agent to request an exchange.

Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387	Phone Number:1-888-THE-STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

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Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds’ shares. This transaction fee is separate from any sales charge that the funds may apply.

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In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the funds in “good order.” This means that your request must include:

•	Name, date of birth, residential address, and social security number.
•	The fund name, share class and account number.
•	The amount of the transaction (in dollars or shares).
•	Signatures of all owners exactly as registered on the account (for mail requests).
•	Medallion signature guarantee or Signature Validation Program stamp (if required).
•	Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund if such share class is available. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

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The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Payment Requirements

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

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Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

In general, you will receive account statements as follows:

•	after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances
•	after any changes of name or address of the registered owner(s)
•	in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

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FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually.

Dividends from the net investment income of the following funds are declared and paid quarterly:

• Advisers Fund	• Dividend and Growth Fund
• Balanced Income Fund	• Equity Income Fund

Dividends from net investment income of the following funds are declared daily and paid monthly:

• Floating Rate Fund	• Short Duration Fund
• High Yield Fund	• Strategic Income Fund
• Income Fund	• Tax-Free National Fund
• Inflation Plus Fund	• Total Return Bond Fund
• Money Market Fund	• U.S. Government Securities Fund

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Each fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund of funds from an Underlying Fund generally will be treated as ordinary income of the fund of funds if paid from the Underlying Fund’s ordinary income or short-term capital gains. Distributions paid from an Underlying Fund’s long-term capital gains, however, generally will be treated by a fund of funds as long-term capital gains. With respect to the funds of funds, a portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the fund.

Additional Information

183

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status. Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are note subject to withholding for foreign shareholders.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

Taxes On Distributions (Tax-Free National Fund Only)

The Hartford Tax-Free National Fund intends to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders’ Alternative Minimum Tax. The fund expects that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

184

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

185

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Advisers Fund
For the Year Ended October 31, 2008
Class Y	$18.71	$0.33	$—	$(5.80)	$(5.47)	$(0.32)	$(1.99)	$—	$(2.31)	$(7.78)	$10.93	(32.91)%	$11,347	0.70%	0.70%	0.70%	2.22%	79%
For the Year Ended October 31, 2007
Class Y	16.91	0.38	0.01	1.89	2.28	(0.39)	(0.09)	—	(0.48)	1.80	18.71	13.73(i)	19,948	0.69	0.64	0.64	2.13	84
For the Year Ended October 31, 2006
Class Y	15.50	0.38	—	1.40	1.78	(0.37)	—	—	(0.37)	1.41	16.91	11.63	17,710	0.71	0.66	0.66	2.32	99
For the Year Ended October 31, 2005(h)
Class Y	14.72	0.33	—	0.81	1.14	(0.36)	—	—	(0.36)	0.78	15.50	7.78	15,342	0.75	0.74	0.74	2.13	66
For the Year Ended October 31, 2004(h)
Class Y	14.37	0.25	—	0.36	0.61	(0.26)	—	—	(0.26)	0.35	14.72	4.22	13,587	0.74	0.74	0.74	1.71	42
The Hartford Balanced Income Fund
For the Year Ended October 31, 2008
Class Y	11.03	0.44	—	(2.75)	(2.31)	(0.44)	(0.04)	—	(0.48)	(2.79)	8.24	(21.67)	90	0.91	0.90	0.90	4.43	44
For the Year Ended October 31, 2007
Class Y	10.42	0.41	—	0.56	0.97	(0.36)	—	—	(0.36)	0.61	11.03	9.43	115	1.04	0.90	0.90	3.86	27
From (commencement of operations) July 31, 2006, through October 31, 2006
Class Y	10.00	0.10	—	0.38	0.48	(0.06)	—	—	(0.06)	0.42	10.42	4.83(f)	105	1.31(e)	0.90(e)	0.90(e)	3.86(e)	8
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2008(h)
Class Y	49.23	0.36	—	(20.58)	(20.22)	—	(3.73)	—	(3.73)	(23.95)	25.28	(44.24)	1,074,711	0.72	0.72	0.72	0.95	82
For the Year Ended October 31, 2007(h)
Class Y	42.19	0.34	—	10.06	10.40	(0.32)	(3.04)	—	(3.36)	7.04	49.23	26.66(i)	1,035,754	0.72	0.72	0.72	0.78	72
For the Year Ended October 31, 2006
Class Y	38.47	0.30	—	6.84	7.14	—	(3.42)	—	(3.42)	3.72	42.19	20.07	414,259	0.75	0.75	0.75	0.90	74
For the Year Ended October 31, 2005
Class Y	32.29	0.21	—	5.97	6.18	—	—	—	—	6.18	38.47	19.14	245,163	0.78	0.78	0.78	0.76	93

For the Year Ended October 31, 2004
Class Y	27.64	0.11	—	4.54	4.65	—	—	—	—	4.65	32.29	16.82	116,527	0.79	0.79	0.79	0.50	78
The Hartford Capital Appreciation II Fund
For the Year Ended October 31, 2008
Class Y	17.12	—	—	(7.09)	(7.09)	—	(1.17)	—	(1.17)	(8.26)	8.86	(44.20)	21,827	1.01	1.01	1.01	0.51	159
For the Year Ended October 31, 2007
Class Y	13.20	0.06	—	4.17	4.23	—	(0.31)	—	(0.31)	3.92	17.12	32.75	158	1.02	1.02	1.02	0.44	102
For the Year Ended October 31, 2006
Class Y	11.08	0.12	—	2.15	2.27	—	(0.15)	—	(0.15)	2.12	13.20	20.74	119	1.20	1.15	1.15	0.39	113
From (commencement of operations) April 29, 2005, through October 31, 2005
Class Y	10.00	0.02	—	1.06	1.08	—	—	—	—	1.08	11.08	10.80(f)	332	1.41(e)	1.15(e)	1.15(e)	0.29(e)	46
The Hartford Disciplined Equity Fund
For the Year Ended October 31, 2008
Class Y	15.43	0.12	—	(5.81)	(5.69)	(0.10)	—	—	(0.10)	(5.79)	9.64	(37.09)	67,966	0.89	0.89	0.89	0.88	69
For the Year Ended October 31, 2007
Class Y	13.58	0.19	0.01	1.75	1.95	(0.10)	—	—	(0.10)	1.85	15.43	14.45(i)	111,098	0.88	0.88	0.88	0.86	72
For the Year Ended October 31, 2006
Class Y	12.12	0.14	—	1.40	1.54	(0.08)	—	—	(0.08)	1.46	13.58	12.76	169,614	0.89	0.89	0.89	0.88	67
For the Year Ended October 31, 2005
Class Y	10.99	0.15	—	1.12	1.27	(0.14)	—	—	(0.14)	1.13	12.12	11.62	81,582	0.90	0.90	0.90	0.97	61
For the Year Ended October 31, 2004
Class Y	10.36	(0.01)	—	0.69	0.68	(0.05)	—	—	(0.05)	0.63	10.99	6.55	19,578	0.88	0.88	0.88	0.95	62
The Hartford Diversified International Fund
From (commencement of operations) June 30, 2008, through October 31, 2008
Class Y	10.00	0.01	—	(4.12)	(4.11)	—	—	—	—	(4.11)	5.89	(41.10)(f)	5,886	1.74(e)	1.30(e)	1.30(e)	0.52(e)	67
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2008
Class Y	23.41	0.37	—	(7.40)	(7.03)	(0.39)	(1.24)	—	(1.63)	(8.66)	14.75	(31.99)	494,110	0.69	0.69	0.69	2.01	36
For the Year Ended October 31, 2007
Class Y	21.72	0.37	—	3.02	3.39	(0.36)	(1.34)	—	(1.70)	1.69	23.41	16.68(i)	255,138	0.69	0.69	0.69	1.72	24
For the Year Ended October 31, 2006(h)
Class Y	19.30	0.35	—	3.18	3.53	(0.35)	(0.76)	—	(1.11)	2.42	21.72	19.15	133,376	0.71	0.71	0.71	1.75	29
For the Year Ended October 31, 2005
Class Y	17.97	0.32	—	1.53	1.85	(0.33)	(0.19)	—	(0.52)	1.33	19.30	10.36	114,777	0.73	0.73	0.73	1.64	26
For the Year Ended October 31, 2004
Class Y	16.11	0.24	—	1.86	2.10	(0.24)	—	—	(0.24)	1.86	17.97	13.06	69,088	0.75	0.75	0.75	1.44	25

186

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Equity Income Fund
For the Year Ended October 31, 2008
Class Y	$15.23	$0.39	$—	$(4.46)	$(4.07)	$(0.36)	$(0.40)	$—	$(0.76)	$(4.83)	$10.40	(27.80%)	$62,258	0.80%	0.75%	0.75%	2.90%	53%
For the Year Ended October 31, 2007
Class Y	14.07	0.31	—	1.72	2.03	(0.33)	(0.54)	—	(0.87)	1.16	15.23	15.12	130,262	0.83	0.73	0.73	2.30	20
For the Year Ended October 31, 2006
Class Y	12.15	0.30	—	1.98	2.28	(0.33)	(0.03)	—	(0.36)	1.92	14.07	19.18	7,593	0.88	0.58	0.58	2.26	24
For the Year Ended October 31, 2005
Class Y	11.33	0.32	—	0.83	1.15	(0.31)	(0.02)	—	(0.33)	0.82	12.15	10.22	784	0.91	0.11	0.11	2.79	23
For the Year Ended October 31, 2004
Class Y	10.39	0.24	—	0.95	1.19	(0.25)	—	—	(0.25)	0.94	11.33	11.53	375	0.91	0.11	0.11	2.73	22
The Hartford Floating Rate Fund
For the Year Ended October 31, 2008
Class Y	9.78	0.57	—	(2.66)	(2.09)	(0.56)	—	—	(0.56)	(2.65)	7.13	(22.39)	98,315	0.69	0.69	0.69	6.23	18
For the Year Ended October 31, 2007
Class Y	10.11	0.69	—	(0.32)	0.37	(0.70)	—	—	(0.70)	(0.33)	9.78	3.73	104,762	0.68	0.68	0.68	6.92	62
For the Year Ended October 31, 2006
Class Y	10.08	0.66	—	0.02	0.68	(0.65)	—	—	(0.65)	0.03	10.11	7.00	50,896	0.65	0.15	0.15	6.89	33
From (commencement of operations) April 29, 2005, through October 31, 2005
Class Y	10.00	0.23	—	0.08	0.31	(0.23)	—	—	(0.23)	0.08	10.08	3.10(f)	10,062	0.73(e)	0.01(e)	0.01(e)	6.06(e)	15
The Hartford Fundamental Growth Fund
For the Year Ended October 31, 2008
Class Y	14.27	—	—	(4.93)	(4.93)	—	(1.52)	—	(1.52)	(6.45)	7.82	(38.24)	10,872	0.96	0.96	0.96	0.36	110
For the Year Ended October 31, 2007
Class Y	11.22	0.02	0.04	2.99	3.05	—	—	—	—	3.05	14.27	27.18(i)	390	1.02	1.02	1.02	0.17	159
For the Year Ended October 31, 2006
Class Y	10.44	0.04	—	0.85	0.89	(0.11)	—	—	(0.11)	0.78	11.22	8.57	487	1.18	1.07	1.07	0.56	123
For the Year Ended October 31, 2005
Class Y	9.28	0.13	—	1.06	1.19	(0.03)	—	—	(0.03)	1.16	10.44	12.86	473	1.16	1.16	1.16	1.27	112
For the Year Ended October 31, 2004
Class Y	9.04	0.03	—	0.21	0.24	—	—	—	—	0.24	9.28	2.65	815	1.11	1.11	1.11	0.27	104
The Hartford Global Communications Fund
For the Year Ended October 31, 2008
Class Y	11.23	0.27	—	(5.45)	(5.18)	(0.05)	(0.48)	—	(0.53)	(5.71)	5.52	(48.34)	459	1.11	1.11	1.11	2.79	66
For the Year Ended October 31, 2007
Class Y	8.23	0.10	—	3.10	3.20	(0.18)	(0.02)	—	(0.20)	3.00	11.23	39.58(i)	1,006	1.11	1.11	1.11	0.88	102
For the Year Ended October 31, 2006
Class Y	7.27	0.17	—	0.92	1.09	(0.13)	—	—	(0.13)	0.96	8.23	15.14	992	1.41	0.75	0.75	2.09	104
For the Year Ended October 31, 2005
Class Y	5.60	0.02	—	1.73	1.75	(0.08)	—	—	(0.08)	1.67	7.27	31.36	638	1.36	1.06	1.06	2.10	45
For the Year Ended October 31, 2004(h)
Class Y	4.74	0.09	—	0.77	0.86	—	—	—	—	0.86	5.60	18.14	170	1.30	1.20	1.20	1.69	85
The Hartford Global Equity Fund
From (commencement of operations) February 29, 2008, through October 31, 2008
Class Y	10.00	0.07	—	(3.51)	(3.44)	—	—	—	—	(3.44)	6.56	(34.40)(f)	197	1.66(e)	1.30(e)	1.30(e)	1.07(e)	56
The Hartford Global Financial Services Fund
For the Year Ended October 31, 2008(h)
Class Y	14.35	0.25	—	(5.84)	(5.59)	(0.18)	(1.59)	—	(1.77)	(7.36)	6.99	(43.70)	1,340	1.17	1.17	1.17	2.59	132
For the Year Ended October 31, 2007
Class Y	14.16	0.24	—	0.95	1.19	(0.15)	(0.85)	—	(1.00)	0.19	14.35	8.91(i)	1,506	1.14	1.14	1.14	1.85	104
For the Year Ended October 31, 2006
Class Y	11.73	0.19	—	2.40	2.59	(0.16)	—	—	(0.16)	2.43	14.16	22.24	942	1.34	0.75	0.75	1.52	52
For the Year Ended October 31, 2005
Class Y	10.55	0.12	—	1.24	1.36	(0.18)	—	—	(0.18)	1.18	11.73	12.91	773	1.36	1.09	1.09	1.30	33
For the Year Ended October 31, 2004(h)
Class Y	9.79	0.17	—	0.71	0.88	(0.12)	—	—	(0.12)	0.76	10.55	9.06	642	1.27	1.20	1.20	1.54	85
The Hartford Global Growth Fund
For the Year Ended October 31, 2008(h)
Class Y	26.19	0.07	—	(12.46)	(12.39)	—	(2.66)	—	(2.66)	(15.05)	11.14	(52.31)	135,673	0.90	0.90	0.90	0.36	82
For the Year Ended October 31, 2007
Class Y	20.14	—	0.06	6.97	7.03	—	(0.98)	—	(0.98)	6.05	26.19	36.61(i)	195,998	0.89	0.89	0.89	(0.01)	85
For the Year Ended October 31, 2006(h)
Class Y	17.46	0.06	—	2.91	2.97	(0.10)	(0.19)	—	(0.29)	2.68	20.14	17.25	169,270	0.93	0.93	0.93	0.31	125
For the Year Ended October 31, 2005
Class Y	17.06	0.13	—	0.27	0.40	—	—	—	—	0.40	17.46	2.34	83,896	0.97	0.97	0.97	0.87	270
For the Year Ended October 31, 2004
Class Y	14.34	0.03	—	2.69	2.72	—	—	—	—	2.72	17.06	18.97	58,791	0.93	0.93	0.93	0.31	271

187

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Health Fund
For the Year Ended October 31, 2008
Class Y	$19.74	$0.05	$—	$(5.09)	$(5.04)	$—	$(1.30)	$—	$(1.30)	$(6.34)	$13.40	(27.23)%	$155,104	0.95%	0.95%	0.95%	0.28%	67%
For the Year Ended October 31, 2007
Class Y	18.57	0.04	—	1.81	1.85	—	(0.68)	—	(0.68)	1.17	19.74	10.45(i)	213,110	0.95	0.95	0.95	0.20	41
For the Year Ended October 31, 2006
Class Y	17.05	(0.01)	—	2.53	2.52	—	(1.00)	—	(1.00)	1.52	18.57	15.56	192,814	1.08	1.08	1.08	(0.03)	30
For the Year Ended October 31, 2005
Class Y	15.41	(0.01)	—	2.42	2.41	—	(0.77)	—	(0.77)	1.64	17.05	16.19	169,698	1.08	1.08	1.08	(0.12)	50
For the Year Ended October 31, 2004
Class Y	14.09	(0.02)	—	1.40	1.38	—	(0.06)	—	(0.06)	1.32	15.41	9.88	1,299	1.12	1.12	1.12	(0.14)	41
The Hartford Global Technology Fund
For the Year Ended October 31, 2008
Class Y	7.45	(0.02)	—	(3.46)	(3.48)	—	—	—	—	(3.48)	3.97	(46.71)	995	1.08	1.08	1.08	(0.26)	160
For the Year Ended October 31, 2007
Class Y	5.82	(0.03)	—	1.66	1.63	—	—	—	—	1.63	7.45	28.01(i)	2,710	1.10	1.10	1.10	(0.53)	146
For the Year Ended October 31, 2006
Class Y	5.09	(0.03)	—	0.76	0.73	—	—	—	—	0.73	5.82	14.34	1,137	1.26	1.20	1.20	(0.62)	144
For the Year Ended October 31, 2005
Class Y	4.51	0.03	—	0.55	0.58	—	—	—	—	0.58	5.09	12.86	938	1.22	1.20	1.20	0.58	132
For the Year Ended October 31, 2004
Class Y	4.75	(0.04)	—	(0.20)	(0.24)	—	—	—	—	(0.24)	4.51	(5.05)	1,186	1.15	1.15	1.15	(0.85)	165
The Hartford Growth Fund
For the Year Ended October 31, 2008(h)
Class Y	21.90	0.04	—	(8.33)	(8.29)	—	(1.58)	—	(1.58)	(9.87)	12.03	(40.50)	116,109	0.80	0.80	0.80	0.21	106
For the Year Ended October 31, 2007
Class Y	18.89	0.02	—	4.29	4.31	—	(1.30)	—	(1.30)	3.01	21.90	24.52(i)	103,251	0.81	0.81	0.81	0.10	89
For the Year Ended October 31, 2006
Class Y	17.65	0.01	—	1.23	1.24	—	—	—	—	1.24	18.89	7.03	130,594	0.83	0.83	0.83	0.08	92
For the Year Ended October 31, 2005
Class Y	16.42	0.01	—	1.22	1.23	—	—	—	—	1.23	17.65	7.49	52,992	0.85	0.85	0.85	0.10	77
For the Year Ended October 31, 2004
Class Y	15.31	—	—	1.11	1.11	—	—	—	—	1.11	16.42	7.25	11,926	0.87	0.87	0.87	(0.18)	66
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2008(h)
Class Y	39.43	0.10	—	(15.76)	(15.66)	(0.08)	(4.38)	—	(4.46)	(20.12)	19.31	(44.38)	133,048	0.78	0.78	0.78	0.34	142
For the Year Ended October 31, 2007
Class Y(j)	30.04	0.15	0.01	11.35	11.51	—	(2.12)	—	(2.12)	9.39	39.43	41.07(i)	138,065	0.80	0.80	0.80	0.53	120
For the Year Ended October 31, 2006
Class Y	28.37	0.02	—	3.68	3.70	—	(2.03)	—	(2.03)	1.67	30.04	13.76	73,685	0.85	0.83	0.83	0.08	131
For the Year Ended October 31, 2005
Class Y	23.82	—	—	4.55	4.55	—	—	—	—	4.55	28.37	19.10	28,441	0.88	0.88	0.88	—	156
For the Year Ended October 31, 2004
Class Y	21.42	(0.01)	—	2.41	2.40	—	—	—	—	2.40	23.82	11.20	4,792	0.82	0.82	0.82	(0.33)	130
The Hartford High Yield Fund
For the Year Ended October 31, 2008(h)
Class Y	7.93	0.60	—	(2.40)	(1.80)	(0.60)	—	—	(0.60)	(2.40)	5.53	(24.09)	13,394	0.79	0.79	0.79	8.57	111
For the Year Ended October 31, 2007
Class Y	7.92	0.71	—	(0.09)	0.62	(0.61)	—	—	(0.61)	0.01	7.93	7.96	4,897	0.87	0.67	0.67	7.62	145
For the Year Ended October 31, 2006
Class Y	7.75	0.58	—	0.17	0.75	(0.58)	—	—	(0.58)	0.17	7.92	10.11	24,374	0.88	0.73	0.73	7.33	147
For the Year Ended October 31, 2005
Class Y	8.17	0.52	—	(0.40)	0.12	(0.54)	—	—	(0.54)	(0.42)	7.75	1.43	25,974	0.87	0.87	0.87	6.40	113
For the Year Ended October 31, 2004(h)
Class Y	7.94	0.39	—	0.36	0.75	(0.52)	—	—	(0.52)	0.23	8.17	9.72	16,410	0.84	0.84	0.84	6.13	86
The Hartford Income Fund
For the Year Ended October 31, 2008
Class Y	10.12	0.57	—	(1.86)	(1.29)	(0.56)	—	—	(0.56)	(1.85)	8.27	(13.37)	139,935	0.63	0.63	0.63	5.85	177
For the Year Ended October 31, 2007
Class Y	10.32	0.60	—	(0.20)	0.40	(0.60)	—	—	(0.60)	(0.20)	10.12	3.97	213,417	0.68	0.68	0.68	5.95	147
For the Year Ended October 31, 2006
Class Y	10.24	0.56	—	0.08	0.64	(0.56)	—	—	(0.56)	0.08	10.32	6.41	60,690	0.78	0.70	0.70	5.63	175
For the Year Ended October 31, 2005
Class Y	10.72	0.52	—	(0.42)	0.10	(0.54)	(0.04)	—	(0.58)	(0.48)	10.24	0.98	16,431	0.79	0.70	0.70	5.16	188
From (commencement of operations) November 28, 2003, through October 31, 2004
Class Y	10.54	0.48	—	0.20	0.68	(0.50)	—	—	(0.50)	0.18	10.72	6.57(f)	10	0.73(e)	0.70(e)	0.70(e)	4.89(e)	167

188

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Inflation Plus Fund
For the Year Ended October 31, 2008
Class Y	$10.69	$0.66	$—	$(0.91)	$(0.25)	$(0.64)	$—	$—	$(0.64)	$(0.89)	$9.80	(2.90)%	$138,292	0.65%	0.65%	0.60%	5.85%	437%
For the Year Ended October 31, 2007
Class Y	10.45	0.38	—	0.26	0.64	(0.40)	—	—	(0.40)	0.24	10.69	6.23	164,155	0.82	0.72	0.56	3.71	608
For the Year Ended October 31, 2006
Class Y	10.68	0.51	—	(0.25)	0.26	(0.46)	(0.03)	—	(0.49)	(0.23)	10.45	2.58	140,796	0.68	0.68	0.68	5.05	193
For the Year Ended October 31, 2005
Class Y	10.97	0.47	—	(0.22)	0.25	(0.45)	(0.09)	—	(0.54)	(0.29)	10.68	2.29	95,947	0.68	0.68	0.68	4.42	71
From (commencement of operations) November 28, 2003, through October 31, 2004
Class Y	10.57	0.28	—	0.44	0.72	(0.32)	—	—	(0.32)	0.40	10.97	6.89(f)	23,045	0.65(e)	0.65(e)	0.65(e)	1.55(e)	81
The Hartford International Growth Fund
For the Year Ended October 31, 2008(h)
Class Y	19.38	0.12	—	(9.79)	(9.67)	—	(2.41)	—	(2.41)	(12.08)	7.30	(56.72)	54,257	0.99	0.99	0.99	0.92	359
For the Year Ended October 31, 2007(h)
Class Y	15.17	0.02	—	5.55	5.57	—	(1.36)	—	(1.36)	4.21	19.38	40.01(i)	76,429	1.03	1.03	1.03	0.17	242
For the Year Ended October 31, 2006(h)
Class Y	12.33	0.06	—	3.02	3.08	(0.10)	(0.14)	—	(0.24)	2.84	15.17	25.38	70,777	1.16	1.16	1.16	0.42	165
For the Year Ended October 31, 2005
Class Y	11.72	0.08	—	0.53	0.61	—	—	—	—	0.61	12.33	5.20	74,651	1.22	1.20	1.20	0.98	183
For the Year Ended October 31, 2004(h)
Class Y	9.69	(0.01)	—	2.09	2.08	—	(0.05)	—	(0.05)	2.03	11.72	21.61	28,775	1.31	1.20	1.20	(0.09)	200
The Hartford International Opportunities Fund
For the Year Ended October 31, 2008(h)
Class Y	22.48	0.29	—	(8.81)	(8.52)	(0.14)	(3.20)	—	(3.34)	(11.86)	10.62	(44.22)	71,555	0.94	0.94	0.94	1.74	150
For the Year Ended October 31, 2007
Class Y	16.67	0.05	—	6.39	6.44	(0.20)	(0.43)	—	(0.63)	5.81	22.48	39.91(i)	127,314	0.95	0.95	0.95	0.84	147
For the Year Ended October 31, 2006(h)
Class Y	13.55	0.25	—	2.98	3.23	(0.11)	—	—	(0.11)	3.12	16.67	24.00	43,994	1.02	1.02	1.02	1.56	102
For the Year Ended October 31, 2005
Class Y	11.53	0.12	—	1.90	2.02	—	—	—	—	2.02	13.55	17.52	5,612	1.05	1.05	1.05	0.94	119
For the Year Ended October 31, 2004
Class Y	9.91	0.11	—	1.56	1.67	(0.05)	—	—	(0.05)	1.62	11.53	16.87	4,288	1.09	1.08	1.08	0.82	143
The Hartford International Small Company Fund
For the Year Ended October 31, 2008(h)
Class Y	18.26	0.18	—	(8.66)	(8.48)	(0.23)	(1.95)	—	(2.18)	(10.66)	7.60	(52.32)	55,020	1.01	1.01	1.01	1.36	121
For the Year Ended October 31, 2007
Class Y	16.37	0.02	—	4.06	4.08	(0.19)	(2.00)	—	(2.19)	1.89	18.26	28.48	132,411	1.01	1.01	1.01	0.75	96
For the Year Ended October 31, 2006(h)
Class Y	14.41	0.15	—	3.64	3.79	(0.30)	(1.53)	—	(1.83)	1.96	16.37	29.89	86,707	1.20	1.20	1.20	0.97	107
For the Year Ended October 31, 2005
Class Y	13.54	0.12	—	2.27	2.39	(0.04)	(1.48)	—	(1.52)	0.87	14.41	19.40	65,828	1.28	1.20	1.20	1.13	112
For the Year Ended October 31, 2004
Class Y	13.02	0.14	—	1.30	1.44	(0.05)	(0.87)	—	(0.92)	0.52	13.54	11.80	42,449	1.41	1.20	1.20	1.26	119
The Hartford LargeCap Growth Fund
For the Year Ended October 31, 2008
Class Y	11.09	—	—	(4.50)	(4.50)	—	(0.19)	—	(0.19)	(4.69)	6.40	(41.23)	4,825	1.29	0.85	0.85	0.12	146
From (commencement of operations) November 30, 2006, through October 31, 2007
Class Y	10.00	0.02	—	1.09	1.11	(0.02)	—	—	(0.02)	1.09	11.09	11.08(f)	111	1.28(e)	0.85(e)	0.85(e)	0.20(e)	129
The Hartford MidCap Fund
For the Year Ended October 31, 2008(h)
Class Y	28.74	0.08	—	(8.91)	(8.83)	(0.20)	(3.96)	—	(4.16)	(12.99)	15.75	(35.28)	163,339	0.79	0.79	0.79	0.36	94
For the Year Ended October 31, 2007
Class Y	26.68	0.28	0.03	5.77	6.08	—	(4.02)	—	(4.02)	2.06	28.74	26.50(i)	134,914	0.79	0.79	0.79	0.73	76
For the Year Ended October 31, 2006
Class Y	27.42	0.08	—	3.60	3.68	—	(4.42)	—	(4.42)	(0.74)	26.68	15.31	184,149	0.81	0.81	0.81	0.33	84
For the Year Ended October 31, 2005
Class Y	23.43	0.07	—	4.40	4.47	—	(0.48)	—	(0.48)	3.99	27.42	19.40	139,273	0.83	0.83	0.83	0.26	74
For the Year Ended October 31, 2004
Class Y	21.21	0.02	—	2.20	2.22	—	—	—	—	2.22	23.43	10.47	104,534	0.85	0.85	0.85	0.11	52

189

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford MidCap Growth Fund
For the Year Ended October 31, 2008
Class Y	$12.88	$0.05	$—	$(5.20)	$(5.15)	$—	$(1.58)	$—	$(1.58)	$(6.73)	$6.15	(45.12)%	$136	0.98%	0.95%	0.95%	0.67%	292%
For the Year Ended October 31, 2007
Class Y	11.36	(0.57)	—	2.57	2.00	—	(0.48)	—	(0.48)	1.52	12.88	18.28	115	1.11	1.03	1.03	(0.44)	186
For the Year Ended October 31, 2006
Class Y	10.17	(0.04)	—	1.33	1.29	—	(0.10)	—	(0.10)	1.19	11.36	12.77	28,868	1.13	1.11	1.11	(0.45)	99
From (commencement of operations) January 1, 2005, through October 31, 2005
Class Y	10.06	(0.05)	—	0.16	0.11	—	—	—	—	0.11	10.17	1.09(f)	210	1.66(e)	1.10(e)	1.10(e)	(0.55)(e)	97
The Hartford MidCap Value Fund
For the Year Ended October 31, 2008
Class Y	15.39	0.05	—	(6.08)	(6.03)	—	(2.48)	—	(2.48)	(8.51)	6.88	(46.00)	7,983	0.92	0.92	0.92	0.64	52
For the Year Ended October 31, 2007
Class Y	15.00	0.14	0.02	2.14	2.30	—	(1.91)	—	(1.91)	0.39	15.39	17.38(i)	1,961	0.89	0.89	0.89	0.70	46
For the Year Ended October 31, 2006
Class Y	13.59	0.08	—	2.65	2.73	—	(1.32)	—	(1.32)	1.41	15.00	21.90	31,100	0.94	0.94	0.94	0.48	40
For the Year Ended October 31, 2005
Class Y	13.11	0.01	—	1.44	1.45	—	(0.97)	—	(0.97)	0.48	13.59	11.76	39,965	0.96	0.96	0.96	0.13	49
For the Year Ended October 31, 2004
Class Y	11.46	(0.01)	—	1.66	1.65	—	—	—	—	1.65	13.11	14.40	2,474	0.90	0.90	0.90	(0.12)	46
The Hartford Money Market Fund
For the Year Ended October 31, 2008
Class Y	1.00	0.03	—	—	0.03	(0.03)	—	—	(0.03)	—	1.00	2.69	1,595	0.52	0.52	0.52	2.77	N/A
For the Year Ended October 31, 2007
Class Y	1.00	0.05	—	—	0.05	(0.05)	—	—	(0.05)	—	1.00	4.90	2,707	0.58	0.55	0.55	4.77	N/A
For the Year Ended October 31, 2006
Class Y	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00	4.34	13,628	0.61	0.55	0.55	4.29	N/A
For the Year Ended October 31, 2005
Class Y	1.00	0.02	—	—	0.02	(0.02)	—	—	(0.02)	—	1.00	2.40	16,114	0.61	0.55	0.55	2.47	N/A
For the Year Ended October 31, 2004
Class Y	1.00	0.007	—	—	0.007	(0.007)	—	—	(0.007)	—	1.00	0.72	9,698	0.56	0.55	0.55	0.96	N/A
The Hartford Select MidCap Value Fund
For the Year Ended October 31, 2008
Class Y	12.21	0.14	—	(4.34)	(4.20)	(0.06)	(1.23)	—	(1.29)	(5.49)	6.72	(38.03)	26,779	0.88	0.88	0.88	1.34	194
For the Year Ended October 31, 2007
Class Y	12.40	0.03	—	0.28	0.31	—	(0.50)	—	(0.50)	(0.19)	12.21	2.58	53,873	0.84	0.83	0.83	0.83	209
For the Year Ended October 31, 2006(h)
Class Y	10.81	0.07	—	1.81	1.88	(0.05)	(0.24)	—	(0.29)	1.59	12.40	17.79	20,025	1.33	1.15	1.15	0.26	63
From (commencement of operations) April 29, 2005, through October 31, 2005
Class Y	10.00	0.02	—	0.79	0.81	—	—	—	—	0.81	10.81	8.10(f)	541	1.36(e)	1.15(e)	1.15(e)	0.37(e)	30
The Hartford Select SmallCap Value Fund
For the Year Ended October 31, 2008
Class Y	11.80	0.10	—	(3.64)	(3.54)	(0.08)	(0.75)	—	(0.83)	(4.37)	7.43	(31.93)	63,698	1.10	1.10	1.10	1.11	51
For the Year Ended October 31, 2007
Class Y	10.97	0.10	—	0.78	0.88	(0.03)	(0.02)	—	(0.05)	0.83	11.80	8.09	91,189	1.13	1.13	1.13	0.97	58
From (commencement of operations) July 31, 2006, through October 31, 2006(h)
Class Y	10.00	0.01	—	0.96	0.97	—	—	—	—	0.97	10.97	9.70(f)	1,538	1.71(e)	1.20(e)	1.20(e)	0.79(e)	10
The Hartford Short Duration Fund
For the Year Ended October 31, 2008
Class Y	9.81	0.40	—	(0.63)	(0.23)	(0.39)	—	—	(0.39)	(0.62)	9.19	(2.40)	107,669	0.58	0.58	0.58	4.11	73
For the Year Ended October 31, 2007
Class Y	9.88	0.47	—	(0.08)	0.39	(0.46)	—	—	(0.46)	(0.07)	9.81	4.08	142,224	0.64	0.64	0.64	4.75	68
For the Year Ended October 31, 2006
Class Y	9.84	0.37	—	0.04	0.41	(0.37)	—	—	(0.37)	0.04	9.88	4.28	102,198	0.68	0.65	0.65	3.78	119
For the Year Ended October 31, 2005
Class Y	10.07	0.35	—	(0.23)	0.12	(0.35)	—	—	(0.35)	(0.23)	9.84	1.18	82,439	0.67	0.65	0.65	3.53	123
From (commencement of operations) November 28, 2003, through October 31, 2004
Class Y	10.11	0.30	—	(0.04)	0.26	(0.30)	—	—	(0.30)	(0.04)	10.07	2.62(f)	31,429	0.61(e)	0.60(e)	0.60(e)	3.03(e)	108

190

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Small Company Fund
For the Year Ended October 31, 2008
Class Y	$26.00	$0.02	$—	$(9.29)	$(9.27)	$—	$(2.63)	$—	$(2.63)	$(11.90)	$14.10	(39.23)%	$166,183	0.89%	0.89%	0.89%	0.12%	183%
For the Year Ended October 31, 2007
Class Y	22.73	0.02	0.06	5.06	5.14	—	(1.87)	—	(1.87)	3.27	26.00	24.44(i)	194,096	0.91	0.91	0.91	0.09	186
For the Year Ended October 31, 2006
Class Y	19.33	(0.06)	—	3.46	3.40	—	—	—	—	3.40	22.73	17.59	108,770	0.95	0.95	0.95	(0.39)	170
For the Year Ended October 31, 2005
Class Y	15.74	(0.07)	—	3.66	3.59	—	—	—	—	3.59	19.33	22.81	43,274	0.97	0.97	0.97	(0.43)	104
For the Year Ended October 31, 2004
Class Y	14.83	(0.06)	—	0.97	0.91	—	—	—	—	0.91	15.74	6.14	15,731	0.99	0.99	0.99	(0.71)	142
The Hartford SmallCap Growth Fund
For the Year Ended October 31, 2008
Class Y	34.38	0.02	—	(12.02)	(12.00)	—	(3.35)	—	(3.35)	(15.35)	19.03	(38.15)	30,361	0.89	0.89	0.89	0.06	103
For the Year Ended October 31, 2007
Class Y	31.95	0.02	—	2.41	2.43	—	—	—	—	2.43	34.38	7.61(i)	46,466	0.93	0.93	0.93	0.12	105
For the Year Ended October 31, 2006
Class Y	28.74	0.04	—	3.17	3.21	—	—	—	—	3.21	31.95	11.17	107,906	0.92	0.92	0.92	0.15	86
For the Year Ended October 31, 2005
Class Y	24.88	(0.04)	—	3.90	3.86	—	—	—	—	3.86	28.74	15.52	55,933	0.98	0.98	0.98	(0.23)	81
For the Year Ended October 31, 2004
Class Y	23.06	(0.02)	—	1.84	1.82	—	—	—	—	1.82	24.88	7.89	5,788	1.03	1.03	1.03	(0.47)	102
The Hartford Stock Fund
For the Year Ended October 31, 2008
Class Y	25.56	0.14	—	(11.20)	(11.06)	(0.16)	—	—	(0.16)	(11.22)	14.34	(43.53)	49,353	0.79	0.79	0.79	0.95	90
For the Year Ended October 31, 2007
Class Y	21.95	0.43	0.06	3.32	3.81	(0.20)	—	—	(0.20)	3.61	25.56	17.45(i)	73,535	0.81	0.76	0.76	0.82	96
For the Year Ended October 31, 2006(h)
Class Y	19.18	0.21	—	2.70	2.91	(0.14)	—	—	(0.14)	2.77	21.95	15.21	131,759	0.83	0.78	0.78	1.03	110
For the Year Ended October 31, 2005
Class Y	17.49	0.24	—	1.66	1.90	(0.21)	—	—	(0.21)	1.69	19.18	10.91	107,578	0.83	0.83	0.83	1.24	62
For the Year Ended October 31, 2004
Class Y	16.81	0.10	—	0.58	0.68	—	—	—	—	0.68	17.49	4.04	80,932	0.80	0.80	0.80	0.80	29
The Hartford Strategic Income Fund
For the Year Ended October 31, 2008
Class Y	9.76	0.69	—	(2.41)	(1.72)	(0.69)	—	—	(0.69)	(2.41)	7.35	(18.85)	36,751	0.67	0.30	0.30	7.49	132
From (date shares became available to public) August 31, 2007, through October 31, 2007
Class Y	9.57	0.12	—	0.19	0.31	(0.12)	—	—	(0.12)	0.19	9.76	3.28(f)	10,631	0.80(e)	0.25(e)	0.25(e)	7.73(e)	40
The Hartford Target Retirement 2010 Fund(g)
For the Year Ended October 31, 2008
Class Y	10.66	0.33	—	(3.11)	(2.78)	(0.44)	(0.21)	—	(0.65)	(3.43)	7.23	(27.60)	111	0.76	0.16	0.16	3.40	68
For the Year Ended October 31, 2007
Class Y	9.65	0.32	—	0.99	1.31	(0.30)	—	—	(0.30)	1.01	10.66	13.83	153	1.54	0.20	0.20	3.21	56
For the Year Ended October 31, 2006
Class Y	9.83	0.50	—	0.21	0.71	(0.53)	—	(0.36)	(0.89)	(0.18)	9.65	7.62	135	8.02	0.23	0.23	2.31	10
From (commencement of operations) September 30, 2005, through October 31, 2005
Class Y	10.00	0.02	—	(0.19)	(0.17)	—	—	—	—	(0.17)	9.83	(1.70)(f)	10	0.32(e)	0.21(e)	0.21(e)	2.65(e)	12
The Hartford Target Retirement 2020 Fund(g)
For the Year Ended October 31, 2008
Class Y	11.68	0.29	—	(3.86)	(3.57)	(0.46)	(0.09)	—	(0.55)	(4.12)	7.56	(31.89)	9	0.46	0.17	0.17	2.74	51
For the Year Ended October 31, 2007
Class Y	10.43	0.30	—	1.25	1.55	(0.26)	(0.04)	—	(0.30)	1.25	11.68	15.20	12	0.94	0.21	0.21	2.71	16
For the Year Ended October 31, 2006(h)
Class Y	9.79	0.27	—	0.75	1.02	(0.38)	—	—	(0.38)	0.64	10.43	10.70	11	9.41	0.22	0.22	2.73	19
From (commencement of operations) September 30, 2005, through October 31, 2005
Class Y	10.00	0.01	—	(0.22)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)(f)	10	0.29(e)	0.20(e)	0.20(e)	1.91(e)	28
The Hartford Target Retirement 2030 Fund(g)
For the Year Ended October 31, 2008(h)
Class Y	10.95	0.18	—	(3.82)	(3.64)	(0.39)	(0.10)	—	(0.49)	(4.13)	6.82	(34.69)	25	0.54	0.19	0.19	1.89	35
For the Year Ended October 31, 2007
Class Y	9.36	0.19	—	1.54	1.73	(0.13)	(0.01)	—	(0.14)	1.59	10.95	18.60	38	1.12	0.24	0.24	1.90	23
For the Year Ended October 31, 2006(h)
Class Y	9.75	0.10	—	0.84	0.94	(0.53)	—	(0.80)	(1.33)	(0.39)	9.36	10.40	32	13.67	0.21	0.21	1.10	19
From (commencement of operations) September 30, 2005, through October 31, 2005
Class Y	10.00	0.01	—	(0.26)	(0.25)	—	—	—	—	(0.25)	9.75	(2.50)(f)	10	0.34(e)	0.19(e)	0.19(e)	1.05(e)	14

191

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Tax-Free National Fund
For the Year Ended October 31, 2008(h)
Class Y	$10.86	$0.50	$—	$(2.20)	$(1.70)	$(0.51)	$—	$—	$(0.51)	$(2.21)	$8.65	(16.22)%	$18,238	0.65%	0.60%	0.60%	4.87%	77%
For the Year Ended October 31, 2007
Class Y(k)	11.32	0.51	—	(0.46)	0.05	(0.48)	(0.03)	—	(0.51)	(0.46)	10.86	0.48	26,275	0.85	0.65	0.65	4.78	43
For the Year Ended October 31, 2006
Class Y	11.11	0.46	—	0.29	0.75	(0.46)	(0.08)	—	(0.54)	0.21	11.32	6.91	11	0.91	0.89	0.89	4.17	14
For the Year Ended October 31, 2005(h)
Class Y	11.20	0.45	—	(0.10)	0.35	(0.44)	—	—	(0.44)	(0.09)	11.11	3.20	10	0.95	0.95	0.95	4.04	22
For the Year Ended October 31, 2004
Class Y	11.06	0.47	—	0.32	0.79	(0.48)	(0.17)	—	(0.65)	0.14	11.20	7.36	1	0.91	0.91	0.91	4.23	18
The Hartford Total Return Bond Fund
For the Year Ended October 31, 2008
Class Y	10.64	0.54	—	(1.31)	(0.77)	(0.56)	—	—	(0.56)	(1.33)	9.31	(7.62)	559,555	0.59	0.59	0.59	5.19	184
For the Year Ended October 31, 2007
Class Y	10.71	0.54	—	(0.07)	0.47	(0.54)	—	—	(0.54)	(0.07)	10.64	4.46	359,523	0.61	0.61	0.61	5.09	268
For the Year Ended October 31, 2006
Class Y	10.73	0.47	—	0.04	0.51	(0.47)	(0.06)	—	(0.53)	(0.02)	10.71	4.89	285,255	0.70	0.70	0.70	4.48	456
For the Year Ended October 31, 2005
Class Y	11.06	0.40	—	(0.24)	0.16	(0.45)	(0.04)	—	(0.49)	(0.33)	10.73	1.45	188,156	0.73	0.73	0.73	3.73	195
For the Year Ended October 31, 2004
Class Y	11.24	0.39	—	0.21	0.60	(0.41)	(0.37)	—	(0.78)	(0.18)	11.06	5.64	101,360	0.74	0.74	0.74	3.48	171
The Hartford U.S. Government Securities Fund
For the Year Ended October 31, 2008(h)
Class Y	9.08	0.44	—	(0.29)	0.15	(0.45)	—	—	(0.45)	(0.30)	8.78	1.56	69,071	0.64	0.64	0.64	4.91	36
For the Year Ended October 31, 2007
Class Y(k)	9.20	0.46	—	(0.13)	0.33	(0.45)	—	—	(0.45)	(0.12)	9.08	3.72	78,906	0.68	0.68	0.68	5.65	68
For the Year Ended October 31, 2006(h)
Class Y	9.32	0.41	—	(0.07)	0.34	(0.46)	—	—	(0.46)	(0.12)	9.20	3.75	101	0.85	0.83	0.83	4.86	158
For the Year Ended October 31, 2005
Class Y	9.66	0.41	—	(0.31)	0.10	(0.44)	—	—	(0.44)	(0.34)	9.32	1.04	9,244	0.86	0.86	0.86	4.52	108
For the Year Ended October 31, 2004
Class Y	9.68	0.44	—	(0.02)	0.42	(0.44)	—	—	(0.44)	(0.02)	9.66	4.48	1	0.83	0.83	0.83	4.51	110
The Hartford Value Fund
For the Year Ended October 31, 2008
Class Y	14.09	0.21	—	(4.57)	(4.36)	(0.16)	(0.64)	—	(0.80)	(5.16)	8.93	(32.65)	211,366	0.88	0.88	0.88	1.76	57
For the Year Ended October 31, 2007
Class Y	12.91	0.09	—	1.97	2.06	(0.09)	(0.79)	—	(0.88)	1.18	14.09	17.07(i)	301,813	0.89	0.89	0.89	1.30	32
For the Year Ended October 31, 2006
Class Y	10.79	0.15	—	2.10	2.25	(0.13)	—	—	(0.13)	2.12	12.91	21.07	72,054	0.92	0.92	0.92	1.36	50
For the Year Ended October 31, 2005
Class Y	9.71	0.12	—	1.05	1.17	(0.09)	—	—	(0.09)	1.08	10.79	12.06	60,218	0.93	0.93	0.93	1.19	29
For the Year Ended October 31, 2004(h)
Class Y	8.95	0.10	—	0.77	0.87	(0.11)	—	—	(0.11)	0.76	9.71	9.76	21,373	0.91	0.91	0.91	1.32	34
The Hartford Value Opportunities Fund
For the Year Ended October 31, 2008
Class Y	18.73	0.12	—	(7.67)	(7.55)	(0.11)	(2.59)	—	(2.70)	(10.25)	8.48	(46.52)	18,603	0.97	0.97	0.97	1.01	65
For the Year Ended October 31, 2007
Class Y	18.48	0.51	—	1.26	1.77	—	(1.52)	—	(1.52)	0.25	18.73	10.30(i)	26,645	0.94	0.94	0.94	1.19	77
For the Year Ended October 31, 2006(h)
Class Y	15.74	0.15	—	3.15	3.30	(0.06)	(0.50)	—	(0.56)	2.74	18.48	21.55	102,915	1.00	1.00	1.00	0.90	57
For the Year Ended October 31, 2005
Class Y	14.17	0.05	—	1.52	1.57	—	—	—	—	1.57	15.74	11.08	95,974	1.07	1.07	1.07	0.55	38
For the Year Ended October 31, 2004
Class Y	12.22	0.01	—	1.94	1.95	—	—	—	—	1.95	14.17	15.96	10,101	1.16	1.16	1.16	0.34	52

_____________

(a)	Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page 193 for impact on ratios)
(e)	Annualized.
(f)	Not annualized.
(g)	Expense ratios do not include expenses of the underlying funds.

192

(h)	Per share amounts have been calculated using average shares outstanding method.
(i)	Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 195.
(j)	Class Z merged into Class Y on February 9, 2007.
(k)	Class E merged into Class Y on February 9, 2007.

193

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008		Year ended October 31, 2007		Year ended October 31, 2006		Year ended October 31, 2005		Year ended October 31, 2004
Advisers Fund
Class Y Shares	0.70%		0.63%		0.65%		0.73%		0.74%
Balanced Income Fund
Class Y Shares	0.90%		0.90%		0.90%	(e)
Capital Appreciation Fund
Class Y Shares	0.72%		0.71%		0.73%		0.75%		0.76%
Capital Appreciation II Fund
Class Y Shares	1.00%		1.01%		1.13%		1.15%	(c)
Disciplined Equity Fund
Class Y Shares	0.88%		0.88%		0.88%		0.89%		0.87%
Diversified International Fund
Class Y Shares	1.30%	(i)
Dividend and Growth Fund
Class Y Shares	0.68%		0.68%		0.70%		0.72%		0.74%
Equity Income Fund
Class Y Shares	0.74%		0.73%		0.57%		0.10%		0.10%
Floating Rate Fund
Class Y Shares	0.69%		0.68%		0.15%		0.01%	(c)
Fundamental Growth Fund
Class Y Shares	0.96%		1.02%		1.05%		1.13%		1.08%
Global Communications Fund
Class Y Shares	1.11%		1.11%		0.70%		1.04%		1.17%
Global Equity Fund
Class Y Shares	1.30%	(h)
Global Financial Services Fund
Class Y Shares	1.17%		1.14%		0.74%		1.07%		1.18%
Global Growth Fund
Class Y Shares	0.90%		0.89%		0.91%		0.85%		0.84%
Global Health Fund
Class Y Shares	0.95%		0.95%		1.08%		1.06%		1.10%
Global Technology Fund
Class Y Shares	1.08%		1.08%		1.17%		1.13%		1.09%
Growth Fund
Class Y Shares	0.80%		0.81%		0.81%		0.83%		0.85%
Growth Opportunities Fund
Class Y Shares	0.77%		0.79%		0.81%		0.82%		0.78%
High Yield Fund
Class Y Shares	0.79%		0.67%		0.73%		0.87%		0.84%
Income Fund
Class Y Shares	0.63%		0.68%		0.70%		0.70%		0.70%	(a)
Inflation Plus Fund
Class Y Shares	0.60%		0.56%		0.68%		0.68%		0.65%	(a)
International Growth Fund
Class Y Shares	0.98%		1.01%		1.12%		1.13%		1.05%
International Opportunities Fund
Class Y Shares	0.94%		0.95%		0.99%		1.01%		1.03%
International Small Company Fund
Class Y Shares	1.01%		1.01%		1.18%		1.15%		1.15%
LargeCap Growth Fund
Class Y Shares	0.85%		0.85%	(f)
MidCap Fund
Class Y Shares	0.79%		0.78%		0.78%		0.81%		0.84%
MidCap Growth Fund
Class Y Shares	0.95%		1.01%		1.08%		1.09%	(b)
MidCap Value Fund
Class Y Shares	0.91%		0.89%		0.93%		0.94%		0.88%
Money Market Fund
Class Y Shares	0.52%		0.55%		0.55%		0.55%		0.55%
Select MidCap Value Fund
Class Y Shares	0.88%		0.83%		1.11%		1.14%	(c)
Select SmallCap Value Fund
Class Y Shares	1.10%		1.13%		1.20%	(e)

194

Short Duration Fund
Class Y Shares	0.58%	0.64%		0.65%	0.65%		0.60%	(a)
Small Company Fund
Class Y Shares	0.88%	0.90%		0.91%	0.92%		0.94%
SmallCap Growth Fund
Class Y Shares	0.89%	0.93%		0.90%	0.97%		1.02%
Stock Fund
Class Y Shares	0.78%	0.75%		0.76%	0.82%		0.80%
Strategic Income Fund
Class Y Shares	0.30%	0.24%	(g)
Target Retirement 2010 Fund
Class Y Shares	0.16%	0.20%		0.23%	0.21%	(d)
Target Retirement 2020 Fund
Class Y Shares	0.17%	0.21%		0.22%	0.20%	(d)
Target Retirement 2030 Fund
Class Y Shares	0.19%	0.23%		0.20%	0.19%	(d)
Tax-Free National Fund
Class Y Shares	0.60%	0.64%		0.89%	0.98%		0.91%
Total Return Bond Fund
Class Y Shares	0.59%	0.61%		0.70%	0.74%		0.74%
U.S. Government Securities Fund
Class Y Shares	0.64%	0.68%		0.83%	0.86%		0.83%
Value Fund
Class Y Shares	0.87%	0.88%		0.91%	0.92%		0.90%
Value Opportunities Fund
Class Y Shares	0.96%	0.94%		0.99%	1.06%		1.15%
(a) From November 28, 2003 (commencement of operations), through October 31, 2004.
(b) From January 1, 2005 (commencement of operations), through October 31, 2005.
(c) From April 29, 2005 (commencement of operations), through October 31, 2005.
(d) From September 30, 2005 (commencement of operations), through October 31, 2005.
(e) From July 31, 2006 (commencement of operations), through October 31, 2006.
(f) From November 30, 2006 (commencement of operations), through October 31, 2007.
(g) From May 15, 2007(commencement of operations), through October 31, 2007.
(h) From February 29, 2008 (commencement of operations), through October 31, 2008.
(i) From June 30, 2008 (commencement of operations), through October 31, 2008.

195

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

Fund	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Impact from Payment from Affiliate for Trading Reimbursements for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007

Advisers Fund Class Y	0.07%	—	13.65%
Capital Appreciation Class Y	0.03%	—	26.62%
Disciplined Equity Fund Class Y	0.07%	—	14.37%
Dividend and Growth Fund Class Y	0.03%	—	16.65%
Fundamental Growth Class Y	0.28%	—	26.83%
Global Communications Fund Class Y	0.02%	—	39.55%
Global Financial Services Fund Class Y	0.02%	—	8.89%
Global Growth Fund Class Y	0.25%	—	36.28%
Global Health Fund Class Y	0.01%	—	10.44%
Global Technology Fund Class Y	0.04%	—	27.96%
Growth Fund Class Y	0.01%	—	24.50%
Growth Opportunities Fund Class Y	0.03%	—	41.02%
International Growth Fund Class Y	—	—	40.01%
International Opportunities Fund Class Y	0.01%	—	39.90%
MidCap Fund Class Y	0.08%	—	26.40%
MidCap Growth Fund Class Y	—	0.13%	25.35%
MidCap Value Fund Class Y	0.01%	—	17.37%
Small Company Fund Class Y	0.16%	0.20%	23.99%
SmallCap Growth Fund Class Y	0.01%	—	7.60%
Stock Fund Class Y	0.12%	—	17.31%
Value Fund Class Y	—	—	17.06%
Value Opportunities Fund Class I	0.01%	—	10.29%

196

FUND CODE, CUSIP NUMBER AND SYMBOL

CLASS Y SHARES
FUND NAME	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Advisers Fund	213	416645786	IHAYX
The Hartford Capital Appreciation Fund	216	416645604	HCAYX
The Hartford Balanced Income Fund	1292	416648210	HBLYX
The Hartford Capital Appreciation II Fund	1208	416648566	HCTYX
The Hartford Disciplined Equity Fund	260	416645653	HGIYX
The Hartford Diversified International Fund	1567	41664L344	HDVYX
The Hartford Dividend and Growth Fund	225	416645828	HDGYX
The Hartford Equity Income Fund	1661	416648855	HQIYX
The Hartford Floating Rate Fund	1212	416648525	HFLYX
The Hartford Fundamental Growth Fund	1272	416646867	HFFYX
The Hartford Global Communications Fund	1227	416645323	HGCYX
The Hartford Global Equity Fund	1577	41664L419	HLEYX
The Hartford Global Financial Services Fund	1223	416645273	HGFYX
The Hartford Global Growth Fund	315	416645497	HGLYX
The Hartford Global Health Fund	1613	416645364	HGHYX
The Hartford Global Technology Fund	1609	416645414	HGTYX
The Hartford Growth Fund	1231	416529626	HGWYX
The Hartford Growth Opportunities Fund	1621	416529816	HGOYX
The Hartford High Yield Fund	204	416645455	HAHYX
The Hartford Income Fund	1641	416648848	HTIYX
The Hartford Inflation Plus Fund	1649	416648830	HIPYX
The Hartford International Growth Fund	1276	416646800	HNCYX
The Hartford International Opportunities Fund	209	416645885	HAOYX
The Hartford International Small Company Fund	1280	416646883	HNSYX
The Hartford LargeCap Growth Fund	1323	416649770	HLPYX
The Hartford MidCap Growth Fund	1204	416648616	HSMYX
The Hartford MidCap Fund	229	416645687	HMDYX
The Hartford MidCap Value Fund	1284	416646875	HMVYX
The Hartford Money Market Fund	201	416645729	HAYXX
The Hartford Select MidCap Value Fund	1216	416648475	HSVYX
The Hartford Select SmallCap Value Fund	1300	416648160	HTVYX
The Hartford Short Duration Fund	1645	416648822	HSDYX
The Hartford Small Company Fund	979	416645307	HSCYX
The Hartford SmallCap Growth Fund	1625	416529808	HSLYX
The Hartford Stock Fund	222	416645851	HASYX
The Hartford Strategic Income Fund	1590	41664L583	HSNYX
The Hartford Tax-Free National Fund	1633	416529428	HTNYX
The Hartford Total Return Bond Fund	219	416645752	HABYX
The Hartford U.S. Government Securities Fund	1637	416529329	HUSYX
The Hartford Value Fund	1288	416646701	HVFYX
The Hartford Value Opportunities Fund	1617	416529717	HVOYX
The Hartford Target Retirement 2010 Fund	1239	416648368	HTTYX
The Hartford Target Retirement 2020 Fund	1243	416648327	HTWYX
The Hartford Target Retirement 2030 Fund	1247	416648277	HTHYX

197

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

198

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

Class A, Class B and Class C Shares

Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities or

passed upon the adequacy of this

Prospectus. Any representation to

the contrary is a criminal offense.

The Hartford Global Enhanced Dividend Fund

The Hartford Global Enhanced Dividend Fund is currently closed to new investors.

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	4
The Hartford Global Enhanced Dividend Fund	6
Investment Strategies and Risks	10
The Investment Manager and Sub-Advisers	15
Classes of Shares	16
Distribution Arrangements	21
How To Buy And Sell Shares	24
Fund Distributions and Tax Matters	35
Financial Highlights	36
Fees Paid Indirectly	37
Fund Code, CUSIP Number and Symbol	38
For More Information	39

3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class A, Class B and Class C shares of the funds. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds.
•	Class R3, Class R4 and Class R5 shares are offered to employer-sponsored retirement plans.
•	Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.
•	Class L shares are offered to certain qualified investors.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the following page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Asset Allocation Funds, together with the Checks and Balances Fund and the Target Retirement Funds, are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). With respect to the Checks and Balances Fund, HIFSCO administers the asset allocation program and provides portfolio management for this fund. The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Enhanced Dividend Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
5	Not currently available

5

THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND

INVESTMENT GOAL. The Hartford Global Enhanced Dividend Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by taking long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include American Depositary Receipts or “ADRs”. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund will take long positions in equity securities that Hartford Investment Management believes offer the potential for above average dividend yields and for attractive returns. The fund will sell short equity securities that Hartford Investment Management believes offer the potential for a below average dividend yield and which are likely to underperform. The fund seeks to enhance yield by using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield.

When the fund takes a long position, it purchases an equity security outright. When the fund takes a short position, it sells at the current market price an equity security that it does not own but has borrowed in anticipation that the market price of the equity security will decline. To complete, or close out, the short sale transaction, the fund purchases the same equity security in the market and returns it to the lender. The fund makes money when the market price of the borrowed equity security goes down and the fund is able to replace it for less than the fund earned by selling the equity security short. Conversely, if the price of the equity security goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed equity security than the fund received when it sold the equity security short.

The fund will generally hold long positions equal to approximately 140% of the fund’s net assets and short positions equal to approximately 40% of the fund’s net assets. However, the long and short positions held by the fund may change as market conditions change. The fund’s long positions may range from 100% to 150% of the fund’s net assets and its short positions may range from 0% to 50% of its net assets.

The fund will focus its investments on companies with market capitalizations similar to the Russell 3000 Index and a diverse selection of ADRs available across countries and sectors. As of December 31, 2008, the market capitalization of companies within the Russell 3000 Index ranged from approximately $8 million to $406 billion. The fund may take long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include “ADRs”. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or on an over-the-counter market, and are denominated in U.S. dollars. Under normal market conditions, the fund’s investments in ADRs will range from 40% to 70% of the fund’s net assets (including investments in emerging market countries).

The fund may engage in frequent and active trading of equity securities to achieve its investment objective.

Dividend yield is a primary consideration in selecting stocks. In addition to yield, Hartford Investment Management also uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

ADR’s Risk – American Depositary Receipts, or ADR’s are subject to the same risks as investments in foreign securities. Also, if there is a rise in demand for the ADR’s underlying security and it becomes less available to the market, the price of the ADR may rise, causing the fund to pay a premium in order to obtain the desired ADR. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the ADR.

Dividend Yielding Investment Risk - A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund's strategy of using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield will amplify the fund's underperformance when high dividend yielding investments are out of favor with the market. The fund's focus on dividend yielding investments and use of short sales may cause the fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments using a short selling strategy. The fund's focus on dividend yielding investments and use of short sales may result in the underperformance of the fund relative to broad market indices.

6

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Short Sales and Leverage Risk - In a short sale, the fund sells a borrowed security. After selling the borrowed security, the fund is obligated to “cover” the short sale by purchasing and returning the security to the lender. If a security sold short increases in price, the seller may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because the fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the fund may be unable to implement its investment strategy due to, among other reasons, the lack of available stocks.

By investing the proceeds received from selling securities short, the fund is employing a form of leverage. The use of leverage may increase the fund's exposure to long equity positions and make any change in the fund's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the fund will leverage its portfolio, or if it does, that the fund’s leveraging strategy will be successful. The fund cannot guarantee that the use of leverage will produce a higher return on an investment, and the use of short sales may result in the underperformance of the fund relative to broad market indices.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

7

Class A total return for calendar year 2008

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was -3.79% (1st quarter, 2008) and the lowest quarterly return was

-20.54% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	LIFE OF FUND(SINCE 11/30/07)
Class A Return Before Taxes	-35.95%	-35.49%
Class A Return After Taxes on Distributions	-37.80%	-37.20%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-23.03%	-33.50%
Class B Return Before Taxes	-35.85%	-34.82%
Class C Return Before Taxes	-33.35%	-32.53%
MSCI World Value Index (reflects no deduction for fees, expenses or taxes)	-39.85%	-37.77%

Index: The Morgan Stanley Capital International World Value Index (“MSCI World Value Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the value securities within the MSCI EAFE Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Class A	Class B	Class C
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%
Exchange fees	None	None	None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees (2)	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees(3)	0.25%(2)	1.00%	1.00%
Other expenses
Short sales program expenses(4)	0.51%	0.51%	0.51%
All other expenses	0.33%	0.33%	0.33%
Total other expenses	0.84%	0.84%	0.84%
Acquired fund fee and expenses	0.04%	0.04%	0.04%
Total annual operating expenses	2.13%	2.88%	2.88%
Less: Contractual expense reimbursement(5)	1.00%	1.00%	1.00%
Net annual operating expenses(5)	1.13%	1.88%	1.88%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “About Your Account: How Sales Charges are Calculated.”

(2)	HIFSCO has agreed to waive 100% of the management fee through February 28, 2010.

8

(3)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) The fund’s prime broker charges certain service fees in connection with the administration of the fund’s short positions. This amount also includes payments to lenders as substitute dividends on securities borrowed (“dividend expense”). Dividend expenses will vary based on dividends paid by the securities the fund sells short.

(5)

HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, dividend expense, short sales program expenses, brokerage commissions, acquired fund fees and extraordinary expenses, to 1.60%, 2.35% and 2.35% respectively. This policy may be discontinued at any time. In addition, Hartford Administrative Services Company, the fund’s transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

Expenses (with redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 659	$ 691	$ 291
Year 3	$ 1,089	$ 1,098	$ 798
Year 5	$ 1,544	$ 1,630	$ 1,430
Year 10	$ 2,802	$ 2,954	$ 3,133

You would pay the following expenses if you did not redeem your shares:

Expenses (without redemption)	CLASS A	CLASS B	CLASS C
Year 1	$ 659	$ 191	$ 191
Year 3	$ 1,089	$ 798	$ 798
Year 5	$ 1,544	$ 1,430	$ 1,430
Year 10	$ 2,802	$ 2,954	$ 3,133

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Enhanced Dividend Fund paid HIFSCO an effective management fee equal to 0.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.00% of the first $500 million, 0.95% of the next $500 million, 0.90% of the next $4 billion, 0.88% of the next $5 billion and 0.87% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Paul Bukowski, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bukowski, who has 12 years of investment management experience, joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative portfolio analyst for ING’s large-cap growth strategy (2004-2005). Prior to 2004, Mr. Bukowski was with Callard & Ogden Investment Management where he was responsible for quantitative analysis, fund research, and managed several core and growth portfolios.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

9

INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Enhanced Dividend Fund	√+	--	√	√+	√	--	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

10

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

11

•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Use of Short Sales

In a short sale, Global Enhanced Dividend Fund sells a borrowed security (typically from a broker or other institution). The use of short sales is subject to the following risks:

•	The fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.
•	If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Such loss is theoretically unlimited.
•	In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve the following potential additional costs:

•	repayment to the lender of any dividends or interest that accrue while the loan is outstanding
•	premiums
•	transaction costs.

In addition, until the fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover the fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

The fund may take a short position in a security at the same time that other accounts managed by the fund’s sub-adviser take a long position in the same security, or vice versa. In addition, the fund may from time to time take a long or short position in a particular equity security while simultaneously taking the opposite position with respect to an exchange traded fund (“ETF”) which includes such particular equity security as a constituent. These and other transactions undertaken on behalf of other accounts managed by the fund’s sub-adviser may adversely impact the fund. Transactions on behalf of other accounts managed by the fund’s sub-adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the fund.

The SEC and financial industry regulatory authorities in other countries have imposed temporary prohibitions and restrictions on certain types of short sale transactions during the past year. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the sub-adviser to sell securities short on behalf of a fund.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups
•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions
•	less uniform accounting, auditing and financial reporting standards

12

•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other

13

market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

14

THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

15

CLASSES OF SHARES

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus Your financial representative can help you decide.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Certain funds also offer other share classes to certain qualified investors pursuant to separate prospectuses describing those classes. Please refer to the Introduction of this prospectus for further details on the other share classes offered.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A

•	Front-end sales charges, as described under the subheading “How Sales Charges are Calculated”.
•	Distribution and service (12b-1) fees of 0.25%.(1)
(1)

The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.
•	Distribution and service (12b-1) fees of 1.00%.
•	A deferred sales charge, as described on the following page.
•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.
•	Distribution and service (12b-1) fees of 1.00%.
•	A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

How Sales Charges Are Calculated

Class A sales charges and commissions paid to dealers for the funds are as follows. The offering price includes the front-end sales load.

All Funds, Except For Income Allocation Fund And Fixed Income Funds

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$ 50,000 — $ 99,999	4.50%	4.71%	4.00%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.00%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

16

Income Allocation Fund And Fixed Income Funds, Except For Money Market Fund, Short Duration Fund And Floating Rate Fund

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	4.50%	4.71%	3.75%
$ 50,000 — $ 99,999	4.00%	4.17%	3.50%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.00%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

Short Duration Fund And Floating Rate Fund

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$ 50,000 — $ 99,999	2.50%	2.56%	2.00%
$100,000 — $249,999	2.25%	2.30%	1.75%
$250,000 — $499,999	1.75%	1.78%	1.25%
$500,000 — $999,999	1.25%	1.27%	1.00%
$1 million or more(1)	0%	0%	0%

(1)

Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1.00% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million of an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors”.

For purchases made on or before April 30, 2007, the 1.00% CDSC indicated above also may be waived where the distributor does not compensate the broker for the sale.

For retirement plans established on or after March 1, 2007, the commission schedule and 1.00% CDSC will not apply.

Class B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows in the below table. Note that after 8 years, Class B shares convert to Class A shares.

YEARS AFTER PURCHASE	CDSC
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6 years	None

Class C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER PURCHASE	CDSC
1st year	1.00%
After 1 year	None

17

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, a fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, and (3) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC. If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds’ shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

Sales Charge Reductions And Waivers

Reducing Your Class A Sales Charges There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company (“HASCO”), the funds’ transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

•

Accumulation Privilege — lets you add the value of any shares of the funds (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A and Class L investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser’s holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

•

Letter Of Intent — lets you purchase Class A and Class L shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Please note: retirement plans that receive breakpoints at the plan level do not qualify for the LOI privilege. Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under “Accumulation Privilege.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Accumulation Privilege.”

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Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC Waivers As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

•	to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,
•	for death or disability except in the case of a transfer or rollover to a company not affiliated with The Hartford,
•	under reorganization, liquidation, merger or acquisition transactions involving other investment companies,
•	for retirement plans under the following circumstances:
(1)	to return excess contributions,
(2)	hardship withdrawals as defined in the plans,
(3)	under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,
(4)	to meet minimum distribution requirements under the Internal Revenue Code,
(5)	to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

(6) after separation from service for employer sponsored retirement plans, and

(7)

for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

Reinstatement Privilege

Effective April 1, 2009, you will have the following reinstatement privilege with respect to fund shares purchased on or after that date: If you sell shares of a fund, you may reinvest some or all of the proceeds in shares of the same fund or any other Hartford Mutual Fund within 90 days without a sales charge, as long as the transfer agent is notified before you reinvest. If you sold Class A or C shares, you must reinvest in shares of the same class to take advantage of the reinstatement privilege. If you paid a CDSC when you sold your Class A or Class C shares, you will be credited with the amount of that CDSC. If you sold Class B shares, you must reinvest in Class A shares and you will not receive a credit for the amount of any CDSC paid when you sold your Class B shares. All accounts involved must have the same registration.

The following reinstatement privilege applies to shares that you purchased prior to April 1, 2009. This reinstatement privilege will remain in effect until and must be exercised no later than the close of business on September 25, 2009 for any shares purchased on or before March 31, 2009. This reinstatement privilege will not be available after September 25, 2009. If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

Waivers For Certain Investors Class A shares may be offered without front-end sales charges to the following individuals and institutions:

•	selling broker dealers and their employees and sales representatives (and their families, as defined above under the “Accumulation Privilege” section),
•	financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,
•

current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

•	welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,
•

participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

•

one or more members of a group (and their families, as defined above under the “Accumulation Privilege” section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1.00% CDSC applies if redeemed within 18 months),

•	college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code (“529 Plan”), and.
•	adviser-sold donor advised funds (a 1.00% CDSC applies if redeemed within eighteen months).

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In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1.00% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

Information about sales charges and sales charge waivers are available, free of charge, on the funds' website www.hartfordinvestor.com.

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DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Distribution Plans

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class A Plan Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund’s average daily net assets attributable to Class A shares. However, the Companies’ Boards of Directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class B Plan Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

Class C Plan Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at

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any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

With respect to the Money Market Fund, at a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Classes A, B, C, R3 and R4 for a period of six months, effective March 1, 2009. The Fund’s actions will result in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Classes A, B, C, R3 and R4 during this time period. The Board’s action can be changed at any time. The Hartford may be required to pay, out of its own resources, the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of 12b-1 fees. Since October 2008, the Fund’s distributor has made payments out of its own resources to financial intermediaries equal to the amount of 12b-1 fees that would have been paid notwithstanding waivers of 12b-1 fees.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO

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Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

Opening an Account

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

•	Global Enhanced Dividend Fund minimum initial investment: $10,000.
•	non-retirement accounts: $1,000 per fund.
•	retirement accounts: $1,000 per fund.
•	Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.
•	subsequent investments: $50 per fund.
•	529 Plans: Not subject to minimums.

Minimum investment amounts may be waived for certain retirement accounts and current or retired officers, directors, trustees and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs or at the transfer agent’s discretion.

3. Complete the appropriate parts of the account application including any privileges for reduced sales charges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold shares directly with the fund, please call the transfer agent at the number shown at the bottom of Buying Shares and Selling Shares on the next pages.

4. Make your initial investment selection. You or your financial representative can initiate any purchase, exchange or sale of shares.

PLEASE NOTE: Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

Class B and Class C Shares Purchase Limits

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) that are linked under a Letter of Intent or Rights of Accumulation will be included. Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits. You should consult your financial adviser when choosing a share class.

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Buying Shares

On The Web

To access your account(s)

•  Visit www.hartfordinvestor.com

•  Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the “Register” link.

To purchase The Hartford Mutual Fund shares directly from your bank account

•  To purchase shares directly from your bank account, you must first add your banking information online, by selecting the Add Bank Instructions function.

•  Once bank instructions have been established, click on “View Account Details” for the appropriate account. Select “Purchase Shares” from the “Select Action” menu, next to the fund you want to purchase into.

•  Follow the instructions on the Purchase Shares Request pages to complete and submit the request.

To purchase shares via an exchange from an existing Hartford Mutual Fund

•  Click on “View Account Details” for the appropriate account. Select “Exchange” from the “Select Action” menu, next to the fund you want to exchange from.

•  Follow the instructions on the Exchange Request pages to complete and submit the request.

•  Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

On The Phone

To purchase The Hartford Mutual Fund shares directly from your bank account

•  Verify that your bank/credit union is a member of the Automated Clearing House (ACH) system.

•  To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

•  Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

To purchase The Hartford Mutual Fund shares via an exchange from an existing Hartford Mutual Fund

•  Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.

•  Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

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In Writing: with Check

•  Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”

•  Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.

•  Deliver the check and your investment slip, or note, to the address listed below.

The Hartford Mutual Funds P.O. Box 9140 Minneapolis, MN 55480-9140
By Exchange
• Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature.
• Deliver these instructions to your financial representative or plan administrator, or mail or fax to the address listed below.
The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387 FAX: 651-738-5534
• Note: The minimum amount when exchanging into a new fund is $1,000 per fund.
By Wire

•  Instruct your bank to wire the amount of your investment to:

US Bank National Association
9633 Lyndale Ave S
Bloomington, MN 55420-4270

ABA #091000022

credit account no: 1-702-2514-1341

The Hartford Mutual Funds Purchase Account
For further credit to: (Your name)
Hartford Mutual Funds Account Number:
(Your account number)

•     Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387	Phone Number:1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

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Selling Shares

On the Web

To access your accounts

•     Visit www.hartfordinvestor.com

•     Select Mutual Funds on the menu bar

•     Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the “Register” link.

•     Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts online.

To redeem shares directly to your bank account or as a check mailed to your address of record

•  Click on “View Account Details” for the appropriate account. Select “Redeem” from the “Select Action” menu, next to the fund you want to redeem from.

•  To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.

•  Follow the instructions on the Redeem Request pages to complete and submit the request

To redeem shares as an exchange from an existing Hartford Mutual Fund

•  Click on “View Account Details” for the appropriate account. Select “Exchange” from the “Select Action” menu, next to the fund you want to exchange from.

•  Follow the instructions on the Exchange Request pages to complete and submit the request.

•  Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

By Electronic Funds Transfer (EFT) or Wire

•  Fill out the “Bank Account or Credit Union Information” section of your new account application or the “Bank or Credit Union Information Form” to add bank instructions to your account.

•  EFT transactions may be sent for amounts of $50 - $50,000. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.

• Wire transfers of amounts of $500 or more are available upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.

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By Letter

In certain circumstances, you will need to make your request to sell shares in writing. Requirements for the written requests are shown below. A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee.

• Write a letter of instruction or complete a power of attorney indicating:
• Fund name
• Account number
• Share class
• The name(s) in which the account is registered
• Date of birth
• Residential address
• Daytime phone number
• Social Security number
• Dollar value or the number of shares you wish to sell
• Include all authorized signatures and any additional documents that may be required (see below).
• Obtain a Medallion signature guarantee* if:
• You are requesting payment by check of more than $1,000 to an address of record that has changed within the past 30 days
• You are selling more than $50,000 worth of shares during any 7 day period
• You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)
• Mail the materials to the address below or to your plan administrator.

*   Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

Additional document requirements for written requests:
IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)
• Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
• Indicate the amount of income tax withholding to be applied to your distribution.
403(b)
• 403(b) Distribution Request Form
Owners of Corporate or Association Accounts:
• Corporate resolution, certified within the past twelve months, including signature of authorized signer(s) for the account
Owners Or Trustees Of Trust Accounts:
• Signatures of the trustee(s)
• Copies of the trust document pages, certified within the past twelve months, which display the name and date of trust, along with the signature page.
Administrators, Conservators, Guardians, and Other Sellers or in Situations of Divorce or Death
• Call 1-888-843-7824 for instructions

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By Phone

•  Certain types of accounts may be redeemed by telephone. This is limited to non-retirement accounts or IRA plans where the shareowner is age 59 1/2 or older. For circumstances in which you   need to request to sell shares in writing, see “Selling Shares by Letter.”

•  Restricted to sales of up to $50,000 per shareowner during any 7-day period.

• Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

•  To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

• For automated service 24 hours a day using your touch-tone phone, call the number below.
By Exchange
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or the transfer agent at the number below.
• Call your financial representative or the transfer agent to request an exchange, or fax a letter of instruction to 651-738-5534.
Note: The minimum amount when exchanging into a new fund is $1,000 per fund.
Checkwriting - Applies to Money Market Fund Class A Shares Only

•  Fill out the “Class A Money Fund Checkwriting Signature Card” section of your new account application.

•  Verify that the shares to be sold were purchased more than 10 days earlier or were purchased by wire. Checks written on your account prior to the end of this period may result in those checks being returned to you for insufficient funds.

• Write a check for any amount over $100 and sign each check as designated on the signature card.
• You are entitled to distributions paid on your shares up to the time your check is presented to our bank for payment.
• You may not write a check for the entire value of your account or close your account by writing a check.
• If the amount of your check is greater than the value of your Money Market Fund account, the fund will return your check for insufficient funds and your account will be charged a $25 service fee.
• Checks cleared and/or verified electronically will not be accepted.
To sell shares through a systematic withdrawal plan, see “Additional Investor Services” under Transaction Policies.
Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387	Phone Number:1-888-THE-STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

29

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

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In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the funds in “good order.” This means that your request must include:

•	Name, date of birth, residential address, and social security number.
•	The fund name, share class and account number.
•	The amount of the transaction (in dollars or shares).
•	Signatures of all owners exactly as registered on the account (for mail requests).
•	Medallion signature guarantee or Signature Validation Program stamp (if required).
•	Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund if such share class is available. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class I, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges

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of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

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Payment Requirements

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Additional Investor Services

Electronic Transfers Through Automated Clearing House (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.
•	If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund.

Systematic Withdrawal Plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.
•

Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•

Specify the Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

•	Determine the Schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

Dollar Cost Averaging Programs (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

•	Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.
•	Be sure that the amount is for $50 or more per fund.
•	Be sure that the accounts involved have identical registrations.

Automatic Dividend Diversification (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

•	Fill out the relevant portion of the account application.
•	Be sure that the accounts involved have identical registrations.

Retirement Plans The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

Duplicate Account Statements You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

Duplicate Copies Of Materials To Households Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds’ records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

Account Statements

In general, you will receive account statements as follows:

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•	after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances
•	after any changes of name or address of the registered owner(s)
•	in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

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FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Hartford Global Enhanced Dividend Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income of The Hartford Global Enhanced Dividend Fund are declared and paid quarterly:

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund of funds from an Underlying Fund generally will be treated as ordinary income of the fund of funds if paid from the Underlying Fund’s ordinary income or short-term capital gains. Distributions paid from an Underlying Fund’s long-term capital gains, however, generally will be treated by a fund of funds as long-term capital gains. With respect to the funds of funds, a portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the fund.

Additional Information

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status. Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are note subject to withholding for foreign shareholders.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (c)
The Hartford Global Enhanced Dividend Fund
From (commencement of operations) November 28, 2007, through October 31, 2008
Class A	$10.00	$0.74	$—	$(3.84)	$(3.10)	$(0.56)	$—	$—	$(0.56)	$(3.66)	$6.34	(32.37)	%(f)	$5,343	2.09	%(e)	1.09	%(e)	0.58	%(e)	9.20	%(e)	70
Class B	10.00	0.68	—	(3.84)	(3.16)	(0.51)	—	—	(0.51)	(3.67)	6.33	(32.86)	(f)	202	2.84	(e)	1.84	(e)	1.33	(e)	8.45	(e)	—
Class C	10.00	0.68	—	(3.84)	(3.16)	(0.51)	—	—	(0.51)	(3.67)	6.33	(32.75)	(f)	202	2.84	(e)	1.84	(e)	1.33	(e)	8.45	(e)	—

_____________

(a)	Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page36) for impact on ratios)
(e)	Annualized.
(f)	Not annualized.

36

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008(a)
Global Enhanced Dividend Fund
Class A Shares	0.58%
Class B Shares	1.33%
Class C Shares	1.33%

(a) From November 28, 2007 (commencement of operations), through October 31, 2008.

37

FUND CODE, CUSIP NUMBER AND SYMBOL

FUND NAME	CLASS SHARES	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Global Enhanced Dividend Fund	A	1582	41664L575
The Hartford Global Enhanced Dividend Fund	B	1583	41664L567
The Hartford Global Enhanced Dividend Fund	C	1584	41664L559

38

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

39

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

Class I Shares

Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities

or passed upon the adequacy

of this prospectus. Any

representation to the contrary

is a criminal offense.

The Hartford Global Enhanced Dividend Fund

The Hartford Global Enhanced Dividend Fund is currently closed to new investors.

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	4
The Hartford Global Enhanced Dividend Fund	6
Investment Strategies and Risks	10
The Investment Manager and Sub-Advisers	15
Classes of Shares	16
Distribution Arrangements	17
How To Buy And Sell Shares	19
Fund Distributions and Tax Matters	24
Financial Highlights	25
Fees Paid Indirectly	26
Fund Code, CUSIP Number and Symbol	27
For More Information	28

3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class I shares of the funds which are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class A, Class B and Class C shares are offered for most funds.
•	Class L shares are offered to certain qualified investors.
•	Class R3, Class R4 and Class R5 shares are offered to employer-sponsored retirement plans.
•	Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the next page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Asset Allocation Funds, together with the Checks and Balances Fund are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free National Fund, and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). With respect to the Checks and Balances Fund, HIFSCO administers the asset allocation program and provides portfolio management for this fund. The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Enhanced Dividend Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
5	Not currently available

5

THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND

INVESTMENT GOAL. The Hartford Global Enhanced Dividend Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by taking long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include American Depositary Receipts or “ADRs”. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund will take long positions in equity securities that Hartford Investment Management believes offer the potential for above average dividend yields and for attractive returns. The fund will sell short equity securities that Hartford Investment Management believes offer the potential for a below average dividend yield and which are likely to underperform. The fund seeks to enhance yield by using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield.

When the fund takes a long position, it purchases an equity security outright. When the fund takes a short position, it sells at the current market price an equity security that it does not own but has borrowed in anticipation that the market price of the equity security will decline. To complete, or close out, the short sale transaction, the fund purchases the same equity security in the market and returns it to the lender. The fund makes money when the market price of the borrowed equity security goes down and the fund is able to replace it for less than the fund earned by selling the equity security short. Conversely, if the price of the equity security goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed equity security than the fund received when it sold the equity security short.

The fund will generally hold long positions equal to approximately 140% of the fund’s net assets and short positions equal to approximately 40% of the fund’s net assets. However, the long and short positions held by the fund may change as market conditions change. The fund’s long positions may range from 100% to 150% of the fund’s net assets and its short positions may range from 0% to 50% of its net assets.

The fund will focus its investments on companies with market capitalizations similar to the Russell 3000 Index and a diverse selection of ADRs available across countries and sectors. As of December 31, 2008, the market capitalization of companies within the Russell 3000 Index ranged from approximately $8 million to $406 billion. The fund may take long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include “ADRs”. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or on an over-the-counter market, and are denominated in U.S. dollars. Under normal market conditions, the fund’s investments in ADRs will range from 40% to 70% of the fund’s net assets (including investments in emerging market countries).

The fund may engage in frequent and active trading of equity securities to achieve its investment objective.

Dividend yield is a primary consideration in selecting stocks. In addition to yield, Hartford Investment Management also uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

ADR’s Risk – American Depositary Receipts, or ADR’s are subject to the same risks as investments in foreign securities. Also, if there is a rise in demand for the ADR’s underlying security and it becomes less available to the market, the price of the ADR may rise, causing the fund to pay a premium in order to obtain the desired ADR. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the ADR.

Dividend Yielding Investment Risk - A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund's strategy of using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield will amplify the fund's underperformance when high dividend yielding investments are out of favor with the market. The fund's focus on dividend yielding investments and use of short sales may cause the fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments using a short selling strategy. The fund's focus on dividend yielding investments and use of short sales may result in the underperformance of the fund relative to broad market indices.

6

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Short Sales and Leverage Risk - In a short sale, the fund sells a borrowed security. After selling the borrowed security, the fund is obligated to “cover” the short sale by purchasing and returning the security to the lender. If a security sold short increases in price, the seller may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because the fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the fund may be unable to implement its investment strategy due to, among other reasons, the lack of available stocks.

By investing the proceeds received from selling securities short, the fund is employing a form of leverage. The use of leverage may increase the fund's exposure to long equity positions and make any change in the fund's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the fund will leverage its portfolio, or if it does, that the fund’s leveraging strategy will be successful. The fund cannot guarantee that the use of leverage will produce a higher return on an investment, and the use of short sales may result in the underperformance of the fund relative to broad market indices.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class I shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class I total return for calendar year 2008

During the periods shown in the bar chart, the highest quarterly return was -3.74% (1st quarter, 2008) and the lowest quarterly return was

-20.36% (4th quarter, 2008).

7

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 11/30/07)
Class I Return Before Taxes	-31.94%	-31.80%
Class I Return After Taxes on Distributions	-33.96%	-33.66%
Class I Return After Taxes on Distributions and Sale of Fund Shares	-20.40%	-27.87%
MSCI World Value Index (reflects no deduction for fees, expenses or taxes)	-39.85%	-37.77%

Index: The Morgan Stanley Capital International World Value Index (“MSCI World Value Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the value securities within the MSCI EAFE Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Class I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees (1)	1.00%
Distribution and service (12b-1) fees	None
Other expenses
Short sales program expenses(2)	0.51%
All other expenses	0.33%
Total other expenses	0.84%
Acquired Fund fee and expenses	0.04%
Total annual operating expenses	1.88%
Less: Contractual expense reimbursement(3)	1.00%
Net annual operating expenses(3)	0.88%

(1)	HIFSCO has agreed to waive 100% of the management fee through February 28, 2010.

(2) The fund’s prime broker charges certain service fees in connection with the administration of the fund’s short positions. This amount also includes payments to lenders as substitute dividends on securities borrowed (“dividend expense”). Dividend expenses will vary based on dividends paid by the securities the fund sells short.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class I shares of the fund, exclusive of taxes, interest expense, dividend expense, short sales program expenses, brokerage commissions, acquired fund fees and extraordinary expenses, to 1.35%. This policy may be discontinued at any time. In addition, Hartford Administrative Services Company, the fund’s transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS I
Year 1	$ 90
Year 3	$ 494
Year 5	$ 923
Year 10	$ 2,119

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management

8

and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Enhanced Dividend Fund paid HIFSCO an effective management fee equal to 0.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.00% of the first $500 million, 0.95% of the next $500 million, 0.90% of the next $4 billion, 0.88% of the next $5 billion and 0.87% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Paul Bukowski, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bukowski, who has 12 years of investment management experience, joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative portfolio analyst for ING’s large-cap growth strategy (2004-2005). Prior to 2004, Mr. Bukowski was with Callard & Ogden Investment Management where he was responsible for quantitative analysis, fund research, and managed several core and growth portfolios.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

9

INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Enhanced Dividend Fund	√+	--	√	√+	√	--	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

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	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

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•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Use of Short Sales

In a short sale, Global Enhanced Dividend Fund sells a borrowed security (typically from a broker or other institution). The use of short sales is subject to the following risks:

•	The fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.
•	If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Such loss is theoretically unlimited.
•	In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve the following potential additional costs:

•	repayment to the lender of any dividends or interest that accrue while the loan is outstanding
•	premiums
•	transaction costs.

In addition, until the fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover the fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

The fund may take a short position in a security at the same time that other accounts managed by the fund’s sub-adviser take a long position in the same security, or vice versa. In addition, the fund may from time to time take a long or short position in a particular equity security while simultaneously taking the opposite position with respect to an exchange traded fund (“ETF”) which includes such particular equity security as a constituent. These and other transactions undertaken on behalf of other accounts managed by the fund’s sub-adviser may adversely impact the fund. Transactions on behalf of other accounts managed by the fund’s sub-adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the fund.

The SEC and financial industry regulatory authorities in other countries have imposed temporary prohibitions and restrictions on certain types of short sale transactions during the past year. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the sub-adviser to sell securities short on behalf of a fund.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups
•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions
•	less uniform accounting, auditing and financial reporting standards

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•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other

13

market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

15

CLASSES OF SHARES

Class I Shares have their own cost structure. For actual past expenses of the share class, see the fund-by-fund summary information earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

16

DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO

17

Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

18

HOW TO BUY AND SELL SHARES

Class I Share Investor Requirements

Investors may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Funds, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program. These financial intermediaries may purchase Class I shares at net asset value without an additional distribution fee.

Ineligible investors who select Class I shares will be issued Class A shares. Class A shares are subject to a front-end sales charge and distribution fee.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Opening an Account

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

•	Global Enhanced Dividend Fund minimum initial investment: $10,000.
•	$1000 per fund.
•	Subsequent investments: $50 per fund.
•

Minimum investment amounts may be waived for certain current or retired officers, directors, trustees and employees and their families of The Hartford, Wellington Management and their affiliates, as well as certain broker sponsored wrap-fee programs or at the transfer agent’s discretion.

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative.

4. Make your initial investment selection. Your financial representative can initiate any purchase, exchange or sale of shares.

Buying Shares

As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the Funds, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program. Your initial investment must meet the minimum requirement of $1000. See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

Exchanges

Class I shares may only be exchanged for Class I shares of any other Hartford Mutual Fund, if available, by having your financial representative process your exchange request. Class I shares may not be exchanged for any other class. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class A, B, C, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

19

Selling Shares

You may redeem your shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the funds and may charge you for this service.

20

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

21

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

22

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Account Statements

You will receive account and tax information statements, if applicable, from your financial intermediary pursuant to their policies.

23

FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Hartford Global Enhanced Dividend Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income of The Hartford Global Enhanced Dividend Fund are declared and paid quarterly:

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund of funds from an Underlying Fund generally will be treated as ordinary income of the fund of funds if paid from the Underlying Fund’s ordinary income or short-term capital gains. Distributions paid from an Underlying Fund’s long-term capital gains, however, generally will be treated by a fund of funds as long-term capital gains. With respect to the funds of funds, a portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the fund.

Additional Information

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a fund.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

24

FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Enhanced Dividend Fund
From (commencement of operations) November 28, 2007, through October 31, 2008
Class I	$10.00	$0.76	$—	$(3.84)	$(3.08)	$(0.58)	$—	$—	$(0.58)	$(3.66)	$6.34	(32.24)%(f)	$203	1.84%(e)	0.84%(e)	0.33%(e)	9.45%(e)	70

_____________

(a)	Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page26 for impact on ratios)
(e)	Annualized.
(f)	Not annualized.

25

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008(a)
Global Enhanced Dividend Fund
Class I Shares	0.33%

(a) From November 28, 2007 (commencement of operations), through October 31, 2008.

26

FUND CODE, CUSIP NUMBER AND SYMBOL

CLASS I SHARES
FUND NAME	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Global Enhanced Dividend Fund	1586	41664l542

27

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

28

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

Class R3, Class R4, Class R5, and

Class Y Shares

Retirement Plan Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities

or passed upon the adequacy

of this prospectus. Any

representation to the contrary

is a criminal offense.

The Hartford Global Enhanced Dividend Fund

The Hartford Global Enhanced Dividend Fund is currently closed to new investors.

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	4
The Hartford Global Enhanced Dividend Fund	6
Investment Strategies and Risks	10
The Investment Manager and Sub-Advisers	15
Classes of Shares	16
Distribution Arrangements	17
How To Buy And Sell Shares	20
Fund Distributions and Tax Matters	25
Financial Highlights	26
Fees Paid Indirectly	27
Fund Code, CUSIP Number and Symbol	28
For More Information	29

3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class R3, Class R4, Class R5 and Class Y shares of the funds which are offered to employer-sponsored retirement plans. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class A, Class B and Class C shares are offered for most funds.
•	Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds.
•	Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.
•	Class L shares are offered to certain qualified investors.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the next page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Asset Allocation Funds, together with the Checks and Balances Fund and the Target Retirement Funds, are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). With respect to the Checks and Balances Fund, HIFSCO administers the asset allocation program and provides portfolio management for this fund. The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Enhanced Dividend Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
5	Not currently available

5

THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND

INVESTMENT GOAL. The Hartford Global Enhanced Dividend Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by taking long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include American Depositary Receipts or “ADRs”. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund will take long positions in equity securities that Hartford Investment Management believes offer the potential for above average dividend yields and for attractive returns. The fund will sell short equity securities that Hartford Investment Management believes offer the potential for a below average dividend yield and which are likely to underperform. The fund seeks to enhance yield by using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield.

When the fund takes a long position, it purchases an equity security outright. When the fund takes a short position, it sells at the current market price an equity security that it does not own but has borrowed in anticipation that the market price of the equity security will decline. To complete, or close out, the short sale transaction, the fund purchases the same equity security in the market and returns it to the lender. The fund makes money when the market price of the borrowed equity security goes down and the fund is able to replace it for less than the fund earned by selling the equity security short. Conversely, if the price of the equity security goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed equity security than the fund received when it sold the equity security short.

The fund will generally hold long positions equal to approximately 140% of the fund’s net assets and short positions equal to approximately 40% of the fund’s net assets. However, the long and short positions held by the fund may change as market conditions change. The fund’s long positions may range from 100% to 150% of the fund’s net assets and its short positions may range from 0% to 50% of its net assets.

The fund will focus its investments on companies with market capitalizations similar to the Russell 3000 Index and a diverse selection of ADRs available across countries and sectors. As of December 31, 2008, the market capitalization of companies within the Russell 3000 Index ranged from approximately $8 million to $406 billion. The fund may take long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include “ADRs”. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or on an over-the-counter market, and are denominated in U.S. dollars. Under normal market conditions, the fund’s investments in ADRs will range from 40% to 70% of the fund’s net assets (including investments in emerging market countries).

The fund may engage in frequent and active trading of equity securities to achieve its investment objective.

Dividend yield is a primary consideration in selecting stocks. In addition to yield, Hartford Investment Management also uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

ADR’s Risk – American Depositary Receipts, or ADR’s are subject to the same risks as investments in foreign securities. Also, if there is a rise in demand for the ADR’s underlying security and it becomes less available to the market, the price of the ADR may rise, causing the fund to pay a premium in order to obtain the desired ADR. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the ADR.

Dividend Yielding Investment Risk - A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund's strategy of using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield will amplify the fund's underperformance when high dividend yielding investments are out of favor with the market. The fund's focus on dividend yielding investments and use of short sales may cause the fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments using a short selling strategy. The fund's focus on dividend yielding investments and use of short sales may result in the underperformance of the fund relative to broad market indices.

6

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Short Sales and Leverage Risk - In a short sale, the fund sells a borrowed security. After selling the borrowed security, the fund is obligated to “cover” the short sale by purchasing and returning the security to the lender. If a security sold short increases in price, the seller may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because the fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the fund may be unable to implement its investment strategy due to, among other reasons, the lack of available stocks.

By investing the proceeds received from selling securities short, the fund is employing a form of leverage. The use of leverage may increase the fund's exposure to long equity positions and make any change in the fund's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the fund will leverage its portfolio, or if it does, that the fund’s leveraging strategy will be successful. The fund cannot guarantee that the use of leverage will produce a higher return on an investment, and the use of short sales may result in the underperformance of the fund relative to broad market indices.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class R5 total return for calendar year 2008

During the periods shown in the bar chart, the highest quarterly return was -3.76% (1st quarter, 2008) and the lowest quarterly return was

-20.51% (4th quarter, 2008).

7

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 11/30/07)
Class Y Return Before Taxes	-31.94%	-31.80%
Class R3 Return Before Taxes	-32.53%	-32.34%
Class R4 Return Before Taxes	-32.33%	-32.15%
Class R5 Return Before Taxes	-32.12%	-31.96%
MSCI World Value Index (reflects no deduction for fees, expenses or taxes)	-39.85%	-37.77%

Index: The Morgan Stanley Capital International World Value Index (“MSCI World Value Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the value securities within the MSCI EAFE Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Class R3	Class R4	Class R5	Class Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees(1)	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses
Short sales program expenses(2)	0.51%	0.51%	0.51%	0.51%
All other expenses(3)	0.53%	0.48%	0.43%	0.33%
Total other expenses	1.04%	0.99%	0.94%	0.84%
Acquired Fund fee and expenses	0.04%	0.04%	0.04%	0.04%
Total annual operating expenses	2.58%	2.28%	1.98%	1.88%
Less: Contractual expense reimbursement(4)	1.00%	1.00%	1.00%	1.00%
Net annual operating expenses(4)	1.58%	1.28%	0.98%	0.88%
(1)	HIFSCO has agreed to waive 100% of the management fee through February 28, 2010.

(2) The fund’s prime broker charges certain service fees in connection with the administration of the fund’s short positions. This amount also includes payments to lenders as substitute dividends on securities borrowed (“dividend expense”). Dividend expenses will vary based on dividends paid by the securities the fund sells short.

(3) “Other expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5, respectively. Hartford Administrative Services Company, the fund’s transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4)

HIFSCO has voluntarily agreed to limit the total operating expenses of the Class R3, Class R4, Class R5 and Class Y shares of the fund, exclusive of taxes, interest expense, dividend expense, short sales program expenses, brokerage commissions, acquired fund fees and extraordinary expenses, to respectively, 1.85%, 1.60% 1.35% and 1.25%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 161	$ 130	$ 100	$ 90
Year 3	$ 707	$ 616	$ 524	$ 494
Year 5	$ 1,281	$ 1,129	$ 975	$ 923
Year 10	$ 2,840	$ 2,538	$ 2,226	$ 2,119

8

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Enhanced Dividend Fund paid HIFSCO an effective management fee equal to 0.00% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 1.00% of the first $500 million, 0.95% of the next $500 million, 0.90% of the next $4 billion, 0.88% of the next $5 billion and 0.87% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Paul Bukowski, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bukowski, who has 12 years of investment management experience, joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative portfolio analyst for ING’s large-cap growth strategy (2004-2005). Prior to 2004, Mr. Bukowski was with Callard & Ogden Investment Management where he was responsible for quantitative analysis, fund research, and managed several core and growth portfolios.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

9

INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Enhanced Dividend Fund	√+	--	√	√+	√	--	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

10

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

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•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Use of Short Sales

In a short sale, Global Enhanced Dividend Fund sells a borrowed security (typically from a broker or other institution). The use of short sales is subject to the following risks:

•	The fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.
•	If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Such loss is theoretically unlimited.
•	In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve the following potential additional costs:

•	repayment to the lender of any dividends or interest that accrue while the loan is outstanding
•	premiums
•	transaction costs.

In addition, until the fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover the fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

The fund may take a short position in a security at the same time that other accounts managed by the fund’s sub-adviser take a long position in the same security, or vice versa. In addition, the fund may from time to time take a long or short position in a particular equity security while simultaneously taking the opposite position with respect to an exchange traded fund (“ETF”) which includes such particular equity security as a constituent. These and other transactions undertaken on behalf of other accounts managed by the fund’s sub-adviser may adversely impact the fund. Transactions on behalf of other accounts managed by the fund’s sub-adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the fund.

The SEC and financial industry regulatory authorities in other countries have imposed temporary prohibitions and restrictions on certain types of short sale transactions during the past year. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the sub-adviser to sell securities short on behalf of a fund.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups
•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions
•	less uniform accounting, auditing and financial reporting standards

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•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other

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market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at http://institutional.thehartford.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

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CLASSES OF SHARES

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the individual fund summaries earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Class R3 and Class R4 have each adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Below is a summary table briefly describing certain differences between the different share classes offered in this retirement plan prospectus. You should refer to the summary of each fund’s goals, principal strategies, main risks, performance and expenses for more details. The funds offer several classes of shares to retirement plans. Each class has its own expense structure and may provide for different levels of service and different amounts of compensation to financial intermediaries. It is the responsibility of a plan fiduciary to choose the share class (and pricing) that best suits the needs of plan participants.

	Class R3	Class R4	Class R5	Class Y
Investment Minimums	None	None	None	$1 million
Maximum Sales Charge (Load)*	None	None	None	None
Maximum Deferred Sales Charge (Load)*	None	None	None	None
Management Fees**	Varies by fund	Varies by fund	Varies by fund	Varies by fund
Distribution And Service (12b-1) Fees**	0.50%	0.25%	None	None
Administrative Fee**	0.20%	0.15%	0.10%	None
Eligible Investors	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	Employee benefit or retirement plans with at least $10 million in plan assets, or 750 or more eligible employees, and certain employee benefit or retirement plans.

*Imposed on purchases as a percentage of the offering price

**As a percentage of a fund’s average net assets

† See “Investor Requirements” for additional institutional eligible investors.

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DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Distribution Plans

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the “Plan”) for each of the Class R3 and Class R4 shares of each fund pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class R3 Plan Pursuant to the Class R3 Plan, a fund may compensate HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan Pursuant to the Class R4 Plan, a fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25%of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

With respect to the Money Market Fund, at a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Classes A, B, C, R3 and R4 for a period of six months, effective March 1, 2009. The Fund’s actions will result in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Classes A, B, C, R3 and R4 during this time period. The Board’s action can be changed at any time. The Hartford may be required to pay, out of its own resources, the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of 12b-1 fees. Since October 2008, the Fund’s distributor has made payments out of its own resources to financial intermediaries equal to the amount of 12b-1 fees that would have been paid notwithstanding waivers of 12b-1 fees.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

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Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

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Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

19

HOW TO BUY AND SELL SHARES

Class R3, R4, R5 and Class Y Share Investor Requirements

Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R3, R4 and R5 shares also are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R3, R4 and R5 shares are not available to retail non-retirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Class Y shares are available only to certain eligible investors, as set forth below.

•	Class Y shares are offered to institutional investors, which include, but are not limited to:
-	Certain qualified employee benefit plans and other retirement savings plans
-	Non-profit organizations, charitable trusts, foundations and endowments
-	Accounts registered to bank trust departments, trust companies, and investment companies
•

Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•

Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable fund agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares. Class B shares will no longer be available to employer-sponsored retirement plans after June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

Because you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

Opening an Account

1. Read this prospectus carefully.

20

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

•	Global Enhanced Dividend Fund minimum initial investment: $10,000.
•	R3, R4 and R5 shares – no investment minimum
•	Class Y shares – $1,000,000 (minimum may be modified for certain investors).
•	There is no subsequent investment minimum for each fund.

3. Please contact your financial representative or plan administrator for instructions and assistance.

Buying Shares

Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus). Some or all R share classes may not be available through certain financial intermediaries. Additional shares may be purchased through a plan’s administrator, record keeper or other authorized financial intermediary. Your initial investment must meet the minimum requirements, if any, as discussed previously. See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4, R5 and Y shares.

Selling Shares

You may redeem your shares by having your plan administrator or financial intermediary process your redemption. Your plan administrator or financial intermediary will be responsible for furnishing all necessary documents to the funds.

Exchanges

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund if such share class is available. See your plan administrator, record keeper or financial intermediary for any questions regarding exchanging shares.

If you own Class A, B, C, I or L or shares of certain Class Y funds not offered in this prospectus, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

21

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

22

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

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The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Payment Requirements

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

24

FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Hartford Global Enhanced Dividend Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income of The Hartford Global Enhanced Dividend Fund are declared and paid quarterly:

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability of Dividends

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Taxability of Transactions

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

25

FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

	— Selected Per-Share Data (a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Enhanced Dividend Fund
From (commencement of operations) November 28, 2007, through October 31, 2008
Class Y	$10.00	$0.76	$—	$(3.84)	$(3.08)	$(0.58)	$—	$—	$(0.58)	$(3.66)	$6.34	(32.24)%(f)	$203	1.84%(e)	0.84(e)	0.33%(e)	9.45%(e)	70
Class R3	10.00	0.71	—	(3.84)	(3.13)	(0.53)	—	—	(0.53)	(3.66)	6.34	(32.60)(f)	202	2.54(e)	1.54(e)	1.03(e)	8.75(e)	—
Class R4	10.00	0.73	—	(3.84)	(3.11)	(0.55)	—	—	(0.55)	(3.66)	6.34	(32.44)(f)	203	2.24(e)	1.24(e)	0.73(e)	9.05(e)	—
Class R5	10.00	0.75	—	(3.84)	(3.09)	(0.57)	—	—	(0.57)	(3.66)	6.34	(32.29)(f)	203	1.94(e)	0.94(e)	0.43(e)	9.35(e)	—

_____________

(a)	Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page XX for impact on ratios)
(e)	Annualized.
(f)	Not annualized.

26

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008(a)
Global Enhanced Dividend Fund
Class R3 Shares	1.03%
Class R4 Shares	0.73%
Class R5 Shares	0.43%
Class Y Shares	0.33%

(a) From November 28, 2007 (commencement of operations), through October 31, 2008.

27

FUND CODE, CUSIP NUMBER AND SYMBOL

FUND NAME	CLASS SHARES	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Global Enhanced Dividend Fund	R3	1587	4166L534
The Hartford Global Enhanced Dividend Fund	R4	1588	4166L526
The Hartford Global Enhanced Dividend Fund	R5	1589	4166L518
The Hartford Global Enhanced Dividend Fund	Y	1585	4166L492

28

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund not yet delivered an annual or semi-annual report because The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, and The Hartford Target Retirement 2050 Fund not commenced operations as of the date of this prospectus.

Statement Of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at http://institutional.thehartford.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On the Internet:

http://institutional.thehartford.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

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In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

Class Y Shares

Prospectus

March 1, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities

or passed upon the adequacy

of this prospectus. Any

representation to the contrary

is a criminal offense.

The Hartford Global Enhanced Dividend Fund

The Hartford Global Enhanced Dividend Fund is currently closed to new investors.

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	4
The Hartford Global Enhanced Dividend Fund	6
Investment Strategies and Risks	10
The Investment Manager and Sub-Advisers	15
Classes of Shares	16
Distribution Arrangements	17
How To Buy And Sell Shares	19
Fund Distributions and Tax Matters	26
Financial Highlights	27
Fees Paid Indirectly	28
Fund Code, CUSIP Number and Symbol	29
For More Information	30

3

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class Y shares of the funds which are offered to certain qualified institutional investors and certain employer-sponsored retirement plans. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class A, Class B and Class C shares are offered for most funds.
•	Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds.
•	Class R3, Class R4 and Class R5 shares are offered to employer-sponsored retirement plans.
•	Class L shares are offered to certain qualified investors.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the next page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Target Retirement Funds, are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4

Share Classes Offered by Each Hartford Mutual Fund

Share Classes
	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X					X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford LargeCap Growth Fund[5]	X	X	X						X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Enhanced Dividend Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

•	A member of the group of funds referred to as the Asset Allocation Funds
•	Non-diversified fund
•	A member of the group of funds referred to as the Hartford Fixed Income Funds
•	A member of the group of funds referred to as the Target Retirement Funds
5	Not currently available

5

THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND

INVESTMENT GOAL. The Hartford Global Enhanced Dividend Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by taking long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include American Depositary Receipts or “ADRs”. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund will take long positions in equity securities that Hartford Investment Management believes offer the potential for above average dividend yields and for attractive returns. The fund will sell short equity securities that Hartford Investment Management believes offer the potential for a below average dividend yield and which are likely to underperform. The fund seeks to enhance yield by using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield.

When the fund takes a long position, it purchases an equity security outright. When the fund takes a short position, it sells at the current market price an equity security that it does not own but has borrowed in anticipation that the market price of the equity security will decline. To complete, or close out, the short sale transaction, the fund purchases the same equity security in the market and returns it to the lender. The fund makes money when the market price of the borrowed equity security goes down and the fund is able to replace it for less than the fund earned by selling the equity security short. Conversely, if the price of the equity security goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed equity security than the fund received when it sold the equity security short.

The fund will generally hold long positions equal to approximately 140% of the fund’s net assets and short positions equal to approximately 40% of the fund’s net assets. However, the long and short positions held by the fund may change as market conditions change. The fund’s long positions may range from 100% to 150% of the fund’s net assets and its short positions may range from 0% to 50% of its net assets.

The fund will focus its investments on companies with market capitalizations similar to the Russell 3000 Index and a diverse selection of ADRs available across countries and sectors. As of December 31, 2008, the market capitalization of companies within the Russell 3000 Index ranged from approximately $8 million to $406 billion. The fund may take long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include “ADRs”. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or on an over-the-counter market, and are denominated in U.S. dollars. Under normal market conditions, the fund’s investments in ADRs will range from 40% to 70% of the fund’s net assets (including investments in emerging market countries).

The fund may engage in frequent and active trading of equity securities to achieve its investment objective.

Dividend yield is a primary consideration in selecting stocks. In addition to yield, Hartford Investment Management also uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

ADR’s Risk – American Depositary Receipts, or ADR’s are subject to the same risks as investments in foreign securities. Also, if there is a rise in demand for the ADR’s underlying security and it becomes less available to the market, the price of the ADR may rise, causing the fund to pay a premium in order to obtain the desired ADR. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the ADR.

Dividend Yielding Investment Risk - A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund's strategy of using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield will amplify the fund's underperformance when high dividend yielding investments are out of favor with the market. The fund's focus on dividend yielding investments and use of short sales may cause the fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments using a short selling strategy. The fund's focus on dividend yielding investments and use of short sales may result in the underperformance of the fund relative to broad market indices.

6

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Short Sales and Leverage Risk - In a short sale, the fund sells a borrowed security. After selling the borrowed security, the fund is obligated to “cover” the short sale by purchasing and returning the security to the lender. If a security sold short increases in price, the seller may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because the fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the fund may be unable to implement its investment strategy due to, among other reasons, the lack of available stocks.

By investing the proceeds received from selling securities short, the fund is employing a form of leverage. The use of leverage may increase the fund's exposure to long equity positions and make any change in the fund's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the fund will leverage its portfolio, or if it does, that the fund’s leveraging strategy will be successful. The fund cannot guarantee that the use of leverage will produce a higher return on an investment, and the use of short sales may result in the underperformance of the fund relative to broad market indices.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund’s total return for the first full calendar year of the fund’s operation, while the table shows how the fund’s performance for the same time period and since inception compares to that of a broad-based market index. The bar chart and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class Y total return for calendar year 2008

During the periods shown in the bar chart, the highest quarterly return was -3.74% (1st quarter, 2008) and the lowest quarterly return was

-20.36% (4th quarter, 2008).

7

Average annual total returns for periods ending 12/31/08

	1 YEAR	LIFE OF FUND(SINCE 11/30/07)
Class Y Return Before Taxes	-31.94%	-31.80%
Class Y Return After Taxes on Distributions	-33.96%	-33.66%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-20.40%	-27.87%
MSCI World Value Index (reflects no deduction for fees, expenses or taxes)	-39.85%	-37.77%

Index: The Morgan Stanley Capital International World Value Index (“MSCI World Value Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the value securities within the MSCI EAFE Index. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	Class Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual operating expenses
(expenses that are deducted from the fund’s assets)
Management fees (1)	1.00%
Distribution and service (12b-1) fees	None
Other expenses
Short sales program expenses(2)	0.51%
All other expenses	0.33%
Total other expenses	0.84%
Acquired Fund fees and expense	0.04%
Total annual operating expenses	1.88%
Less: Contractual expense reimbursement(3)	1.00%
Net annual operating expenses(3)	0.88%
(1)	HIFSCO has agreed to waive 100% of the management fee through February 28, 2010.

(2) The fund’s prime broker charges certain service fees in connection with the administration of the fund’s short positions. This amount also includes payments to lenders as substitute dividends on securities borrowed (“dividend expense”). Dividend expenses will vary based on dividends paid by the securities the fund sells short.

(3)

HIFSCO has voluntarily agreed to limit the total operating expenses of the Class I shares of the fund, exclusive of taxes, interest expense, dividend expense, short sales program expenses, brokerage commissions, acquired fund fees and extraordinary expenses, to 1.25%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS Y
Year 1	$ 90
Year 3	$ 494
Year 5	$ 923
Year 10	$ 2,119

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford Global Enhanced Dividend Fund paid HIFSCO an effective management fee equal to 0.00% of the fund’s average daily net assets.

8

The management fee set forth in the fund’s investment advisory agreement is 1.00% of the first $500 million, 0.95% of the next $500 million, 0.90% of the next $4 billion, 0.88% of the next $5 billion and 0.87% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Hartford Investment Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Paul Bukowski, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bukowski, who has 12 years of investment management experience, joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative portfolio analyst for ING’s large-cap growth strategy (2004-2005). Prior to 2004, Mr. Bukowski was with Callard & Ogden Investment Management where he was responsible for quantitative analysis, fund research, and managed several core and growth portfolios.

Hugh Whelan, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

9

INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Enhanced Dividend Fund	√+	--	√	√+	√	--	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
LargeCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

10

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

v+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.

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•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Use of Short Sales

In a short sale, Global Enhanced Dividend Fund sells a borrowed security (typically from a broker or other institution). The use of short sales is subject to the following risks:

•	The fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.
•	If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Such loss is theoretically unlimited.
•	In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve the following potential additional costs:

•	repayment to the lender of any dividends or interest that accrue while the loan is outstanding
•	premiums
•	transaction costs.

In addition, until the fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover the fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

The fund may take a short position in a security at the same time that other accounts managed by the fund’s sub-adviser take a long position in the same security, or vice versa. In addition, the fund may from time to time take a long or short position in a particular equity security while simultaneously taking the opposite position with respect to an exchange traded fund (“ETF”) which includes such particular equity security as a constituent. These and other transactions undertaken on behalf of other accounts managed by the fund’s sub-adviser may adversely impact the fund. Transactions on behalf of other accounts managed by the fund’s sub-adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the fund.

The SEC and financial industry regulatory authorities in other countries have imposed temporary prohibitions and restrictions on certain types of short sale transactions during the past year. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the sub-adviser to sell securities short on behalf of a fund.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups
•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions
•	less uniform accounting, auditing and financial reporting standards

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•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other

13

market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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THE INVESTMENT MANAGER AND SUB-ADVISERS

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

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CLASSES OF SHARES

Class Y Shares have their own cost structure. For actual past expenses of the share class, see the fund-by-fund summary information earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

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DISTRIBUTION ARRANGEMENTS

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial

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Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

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HOW TO BUY AND SELL SHARES

Class Y Share Investor Requirements

Class Y shares are available only to certain eligible investors, as set forth below.

•	Class Y shares are offered to institutional investors, which include, but are not limited to:
-	Certain qualified employee benefit plans and other retirement savings plans
-	Non-profit organizations, charitable trusts, foundations and endowments
-	Accounts registered to bank trust departments, trust companies, and investment companies
•

Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•

Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Class Y shares are also offered through Hartford’s Retirement Plans Prospectus, which offers Class R3, Class R4, Class R5 and Class Y shares of the funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

Opening an Account

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for the Global Enhanced Dividend is $10,000, although this minimum may be waived at the direction of the funds’ officers or may not apply under certain circumstances (see “Class Y Share Investor Requirements” for further information).

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown at the bottom of Buying Shares and Selling Shares on the next pages.

4. Make your initial investment selection.

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Buying Shares

By Check	Opening an Account	Adding to an Account

•  Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”

•  Deliver the check and your completed application to your financial representative, plan administrator or mail to the address listed below.

•  Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”

•  Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and name(s) in which the account is registered.

•  Deliver the check and your investment slip or note to your financial representative, plan administrator or mail to the address listed below.

By Exchange
• Call your financial representative, plan administrator or the transfer agent at the number below to request an exchange.
By Wire

•  Deliver your completed application to your financial representative, or mail it to the address below. Obtain your account number by calling your financial representative or the phone number below.

•  Instruct your bank to wire the amount of your investment to:

US Bank National Association
9633 Lyndale Ave S
Bloomington, MN 55420-4270

ABA #091000022

credit account no:
1-702-2514-1341

The Hartford Mutual Funds Purchase Account
For further credit to: (Your name)
Hartford Mutual Funds Account Number:
(Your account number)

•  Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Phone	Opening an Account	Adding to an Account
• See “By Wire” and “By Exchange”

•  Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•  Complete the “Telephone Exchanges and Telephone Redemptions” and “Bank Account or Credit Union Information” sections on your account application.

•  Call the transfer agent at the number below to verify that these features are in place on your account.

•  Tell the transfer agent representative the fund name, your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387		Phone Number: 1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

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Selling Shares

By Letter

•  Write a letter of instruction or complete a power of attorney indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•  Include all signatures and any additional documents that may be required (see “Medallion Signature Guarantee” below).

•  Mail the materials to the address below.

•  A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee.

•  Medallion Signature Guarantee: you may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

-        Your address of record has changed within the past 30 days

-        You are selling more than $50,000 worth of shares during any 7 day period

-        You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)

*  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

By Phone

•  Restricted to sales of up to $50,000 per shareowner during any 7-day period.

•  To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•  Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

•  For automated service 24 hours a day using your touch-tone phone, call the number below.

By Electronic Funds Transfer (EFT) or Wire

•  Fill out the “Telephone Exchanges and Telephone Redemption” and Bank Account or Credit Union Information” section of your new account application.

•  Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

• Amounts of $500 or more will be wired on the next business day. Your bank may charge a fee for this service.

•  Amounts of less than $500 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service. Wire transfers are available upon request.

• Phone requests are limited to amounts up to $50,000 in a 7-day period.
By Exchange

•  Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or the transfer agent at the number below.

•  Call your financial representative or the transfer agent to request an exchange.

Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387	Phone Number:1-888-THE-STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

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Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds’ shares. This transaction fee is separate from any sales charge that the funds may apply.

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In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the funds in “good order.” This means that your request must include:

•	Name, date of birth, residential address, and social security number.
•	The fund name, share class and account number.
•	The amount of the transaction (in dollars or shares).
•	Signatures of all owners exactly as registered on the account (for mail requests).
•	Medallion signature guarantee or Signature Validation Program stamp (if required).
•	Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund if such share class is available. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and

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dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Payment Requirements

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

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If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

In general, you will receive account statements as follows:

•	after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances
•	after any changes of name or address of the registered owner(s)
•	in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

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FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The Hartford Global Enhanced Dividend Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income of The Hartford Global Enhanced Dividend Fund are declared and paid quarterly:

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund of funds from an Underlying Fund generally will be treated as ordinary income of the fund of funds if paid from the Underlying Fund’s ordinary income or short-term capital gains. Distributions paid from an Underlying Fund’s long-term capital gains, however, generally will be treated by a fund of funds as long-term capital gains. With respect to the funds of funds, a portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations and for individuals a portion of dividend from ordinary income may be qualified dividend income.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the fund.

Additional Information

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status. Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are note subject to withholding for foreign shareholders.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

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FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford Global Enhanced Dividend Fund
From (commencement of operations) November 28, 2007, through October 31, 2008
Class Y	$10.00	$0.76	$—	$(3.84)	$(3.08)	$(0.58)	$—	$—	$(0.58)	$(3.66)	$6.34	(32.24)%(f)	$203	1.84%(e)	0.84%(e)	0.33%(e)	9.45%(e)	70

_____________

(a)	Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page XX for impact on ratios)
(e)	Annualized.
(f)	Not annualized.

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FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008(a)
Global Enhanced Dividend Fund
Class Y Shares	0.33%

(a) From November 28, 2007 (commencement of operations), through October 31, 2008.

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FUND CODE, CUSIP NUMBER AND SYMBOL

CLASS Y SHARES
FUND NAME	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford Global Enhanced Dividend Fund	1585	41664L492

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FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

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In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5
AND CLASS Y SHARES

THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Checks And Balances Fund
The Hartford Disciplined Equity Fund
The Hartford Diversified International Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Floating Rate Fund
The Hartford Fundamental Growth Fund
The Hartford Global Communications Fund
The Hartford Global Enhanced Dividend Fund*
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford High Yield Fund
The Hartford High Yield Municipal Bond Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Money Market Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Short Duration Fund
The Hartford Small Company Fund
The Hartford Strategic Income Fund
The Hartford Stock Fund
The Hartford Tax-Free California Fund
The Hartford Total Return Bond Fund
The Hartford Value Fund
The Hartford Target Retirement 2010 Fund
The Hartford Target Retirement 2015 Fund
The Hartford Target Retirement 2020 Fund
The Hartford Target Retirement 2025 Fund
The Hartford Target Retirement 2030 Fund
The Hartford Target Retirement 2035 Fund
The Hartford Target Retirement 2040 Fund
The Hartford Target Retirement 2045 Fund
The Hartford Target Retirement 2050 Fund
The Hartford Equity Growth Allocation Fund
The Hartford Growth Allocation Fund
The Hartford Balanced Allocation Fund
The Hartford Conservative Allocation Fund
The Hartford Income Allocation Fund

* The Global Enhanced Dividend Fund is currently closed to new investors

CLASS A, CLASS B, CLASS C, CLASS I, CLASS L, CLASS R3, CLASS R4, CLASS R5, AND CLASS Y SHARES

THE HARTFORD MUTUAL FUNDS II, INC.

The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford SmallCap Growth Fund
The Hartford Tax-Free National Fund
The Hartford U.S. Government Securities Fund
The Hartford Value Opportunities Fund

P.O. Box 64387
St. Paul, MN 55164-0387

This combined Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the corresponding prospectus for the relevant Fund (as hereinafter defined) and class thereof. The Funds’ audited financial statements as of October 31, 2008 appearing in the Companies’ (as hereinafter defined) Annual Reports to Shareholders are incorporated herein by reference. A free copy of each Annual/Semi-Annual Report and each prospectus is available on the Funds’ website at www.hartfordinvestor.com, upon request by writing to: The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387 or by calling 1-888-843-7824.

Date of Prospectuses: March 1, 2009 (for Classes A, B, and C shares), March 1, 2009 (for Class I shares), March 1, 2009 (for Class L shares), March 1, 2009 (for Class Y shares) and March 1, 2009 (for Classes R3, R4, R5 and Y shares).

Date of Statement of Additional Information: March 1, 2009

GENERAL INFORMATION

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company” and together, the “Companies”) are open-end management investment companies consisting of 53 and six separate investment portfolios or mutual funds (each, a “Fund” and together, the “Funds”), respectively. This SAI relates to all of the Funds listed on the front cover page. The Hartford Mutual Funds, Inc. was organized as a Maryland corporation on March 21, 1996. The Hartford Mutual Funds II, Inc. was organized as a Maryland corporation on March 23, 2001 and acquired the assets of each of its series by virtue of a reorganization effected November 30, 2001. Prior to the reorganization, SmallCap Growth Fund (formerly Fortis Capital Appreciation Portfolio) was a series of Fortis Advantage Portfolios, Inc., a Minnesota corporation, Growth Opportunities Fund (formerly Fortis Growth Fund) was a series of Fortis Growth Fund, Inc., a Minnesota corporation, Value Opportunities Fund and Growth Fund (formerly Fortis Value Fund and Fortis Capital Fund, respectively) were each a series of Fortis Equity Portfolios, Inc., a Minnesota corporation, Tax-Free National Fund (formerly Fortis Tax-Free National Portfolio) was a series of Fortis Tax-Free Portfolios, Inc., a Minnesota corporation, and U.S. Government Securities Fund (formerly Fortis U.S. Government Securities Fund) was a series of Fortis Income Portfolios, Inc., a Minnesota corporation.

The Companies issue separate series of shares of stock for each Fund representing a fractional undivided interest in that Fund. With the exception of Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund (together, the “Asset Allocation Funds”), Checks and Balances Fund and High Yield Municipal Bond Fund, which do not offer Class Y shares, and Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, which do not offer Class A shares, Class B shares, Class C shares or Class Y shares, each Fund issues shares in four different classes: Class A, Class B, Class C and Class Y. Class I shares are offered to advisory fee-based wrap programs for Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Global Enhanced Dividend Fund, Global Equity Fund, Global Health Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, High Yield Municipal Bond Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund and each of the Asset Allocation Funds. Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund also offer Class L Shares.

Class R3, Class R4 and Class R5 shares (collectively, “Class R shares”), are only available to qualified 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. Currently, the following Funds offer Class R shares: Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Diversified International Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Global Enhanced Dividend Fund, Global Equity Fund, Global Growth Fund, Global Health Fund, Growth Fund, Growth Opportunities, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, Money Market Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund and the Asset Allocation Funds.

The Asset Allocation Funds each issue shares in seven classes: Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5. The Asset Allocation Funds, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund (together, the “Target Retirement Funds”) and Checks and Balances Fund are referred to as “funds of funds.” Each fund of funds is a diversified fund, and each diversifies its assets by investing, at present, in the Class Y shares of several other Hartford Mutual Funds (as identified below under sub-heading “E. Investment Objectives of the Funds of Funds,” the “Underlying Funds”).

Class L shares are offered through a separate prospectus describing those classes. Class A, Class B and C shares are offered through one prospectus describing those classes, Class I shares are offered through another prospectus describing that class, while Class R3, R4, R5 and Y shares are offered through another prospectus describing those classes. This SAI relates to Class A, B, C, I, L, R3, R4, R5 and Y shares.

Due to proposed reorganizations as described in the prospectuses, effective February 13, 2009, shares of the Tax-Free California Fund and Class B and Class C shares of the Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund will no longer be offered for sale to new investors or existing shareholders, and effective April 30, 2009, shares of the Global Communications fund, Global Financial Services Fund and Global Technology Fund will no longer be offered for sale to new investors or existing shareholders. Due to its pending liquidation, effective February 13, 2009, shares of the LargeCap Growth Fund will no longer be offered for sale to new investors or existing shareholders. As of August 16, 2004, MidCap Value Fund no longer offers Class A, B and C shares except as follows. MidCap Value Fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends. As of March 1, 2008, MidCap Value Fund will no longer offer Class Y shares to new investments except as follows:

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MidCap Value Fund will continue to offer and sell shares (1) for accounts established prior to March 1, 2008; (2) for reinvestment of capital gains distributions and income dividends; (3) as an underlying investment of the SMART529 College Savings Plan; and (4) as an underlying investment of a Hartford sponsored mutual fund-of-funds.

Effective May 1, 2008, unless an investor has already established an account individuals are no longer eligible to invest in Class Y shares. Individual investors who have established an account prior to March 1, 2008 are eligible to add to their accounts. Additionally, advisor-sold donor advised fund business is not eligible for Class Y. Advisor-sold donor funds are defined as donor advised fund investments which have been place with Hartford through an introducing broker/dealer and do not include investments placed directly with Hartford from donor advised funds.

Each Fund, except Floating Rate Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, High Yield Municipal Bond Fund, Inflation Plus Fund and Tax-Free California Fund is a diversified fund. Floating Rate Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, High Yield Municipal Bond Fund, Inflation Plus Fund and Tax-Free California Fund are non-diversified funds.

Hartford Investment Financial Services, LLC (“HIFSCO”) is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. In addition, Wellington Management Company, LLP (“Wellington Management”), Hartford Investment Management Company (“Hartford Investment Management”), Kayne Anderson Rudnick Investment Management, LLC (“KAR”), Metropolitan West Capital Management, LLC (“MetWest Capital”) and SSgA Funds Management, Inc. (“SSgA FM”) are sub-advisers to certain Funds and provide the day-to-day investment management of such Funds (each a “sub-adviser” and collectively, the “sub-advisers”). Hartford Investment Management is a wholly-owned subsidiary of The Hartford.

The commencement of operations date for each Fund is indicated below:

Advisers Fund	July 22, 1996
Balanced Income Fund	July 31, 2006
Capital Appreciation Fund	July 31, 1996
Capital Appreciation II Fund	April 29, 2005
Checks and Balances Fund	May 31, 2007
Disciplined Equity Fund	April 30, 1998
Diversified International Fund	June 30, 2008
Dividend and Growth Fund	July 22, 1996
Equity Income Fund	August 28, 2003
Floating Rate Fund	April 29, 2005
Fundamental Growth Fund	May 24, 2001
Global Communications Fund	October 31, 2000
Global Enhanced Dividend Fund*	November 30, 2007
Global Equity Fund	March 1, 2008
Global Financial Services Fund	October 31, 2000
Global Growth Fund	September 30, 1998
Global Health Fund	May 1, 2000
Global Technology Fund	May 1, 2000
Growth Fund**	June 8, 1949
Growth Opportunities Fund**	March 31, 1963
High Yield Fund	September 30, 1998
High Yield Municipal Bond Fund	May 31, 2007
Income Fund	October 31, 2002
Inflation Plus Fund	October 31, 2002
International Growth Fund	April 30, 2001
International Opportunities Fund	July 22, 1996
International Small Company Fund	April 30, 2001
LargeCap Growth Fund*	November 30, 2006
MidCap Fund	December 31, 1997
MidCap Growth Fund	January 1, 2005
MidCap Value Fund	April 30, 2001
Money Market Fund	July 22, 1996
Select MidCap Value Fund	April 29, 2005
Select SmallCap Value Fund	July 31, 2006
Short Duration Fund	October 31, 2002
Small Company Fund	July 22, 1996
SmallCap Growth Fund**	January 4, 1988
Stock Fund	July 22, 1996

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Strategic Income Fund	May 31, 2007
Tax-Free California Fund*	October 31, 2002
Tax-Free National Fund**	March 17, 1986
Total Return Bond Fund	July 22, 1996
U.S. Government Securities Fund**	February 28, 1973
Value Fund	April 30, 2001
Value Opportunities Fund**	January 2, 1996
Equity Growth Allocation Fund	May 28, 2004
Growth Allocation Fund	May 28, 2004
Balanced Allocation Fund	May 28, 2004
Conservative Allocation Fund	May 28, 2004
Income Allocation Fund	May 28, 2004
Target Retirement 2010 Fund	September 30, 2005
Target Retirement 2015 Fund	October 31, 2008
Target Retirement 2020 Fund	September 30, 2005
Target Retirement 2025 Fund	October 31, 2008
Target Retirement 2030 Fund	September 30, 2005
Target Retirement 2035 Fund	October 31, 2008
Target Retirement 2040 Fund	October 31, 2008
Target Retirement 2045 Fund	October 31, 2008
Target Retirement 2050 Fund	October 31, 2008

  *  This fund is not currently available.

**   Prior to their reorganization as a series of a Maryland corporation on November 30, 2001, these Funds were organized as either a Minnesota corporation or a portfolio of a Minnesota corporation, as stated above.

The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company (“Hartford Life”) and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC (“HL Advisors”), an affiliate of The Hartford, is the investment adviser to that family of funds.

INVESTMENT OBJECTIVES AND POLICIES

           With respect to percentage restrictions on investments described in this SAI or in any prospectus, except with respect to the limitations on borrowing from banks set forth below under “Fundamental Restrictions of the Funds,” if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or loans or amount of net assets or security characteristics is not a violation of any of such restrictions.

A.	FUNDAMENTAL RESTRICTIONS OF THE FUNDS

           Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

           The investment objective and principal investment strategies of each Fund are set forth in their respective prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by the principal non-fundamental restrictions and policies applicable to each Fund.

           Each Fund:

           1. will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

           2. (except for Balanced Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Growth Allocation Fund, Income Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund) will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry. Each of Equity Growth Allocation Fund, Balanced Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target

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Retirement 2045 Fund and Target Retirement 2050 Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry; except that the Fund may invest more than 25% of its assets in any one Underlying Fund. Global Communications Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media. Global Financial Services Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance. Global Health Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products, and health services. Global Technology Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: technology hardware and equipment, software and computer services, electronics, communication equipment and technology-related commercial services and supplies. With respect to High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund, tax exempt securities are not subject to this limitation unless they are backed by the assets and revenues of non-governmental issuers; this limitation will not apply to tax exempt securities that have been refunded with U.S. government securities;

           3. will not make loans, except to the extent consistent with the 1940 Act, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

           4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

           5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

           6. will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

           In addition, under normal circumstances, Tax-Free California Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and California individual income tax.

           In addition, under normal circumstances, Tax-Free National Fund and High Yield Municipal Bond Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax.

           With respect to investment restriction number 2, in accordance with each fund of funds’ investment program as set forth in the prospectus, a fund of funds may invest more than 25% of its assets in any one Underlying Fund. Each fund of funds treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction. Each of the Underlying Funds, except for Global Communications Fund, Global Health Fund, Global Financial Services Fund and Global Technology Fund, will not concentrate more than 25% of its total assets in any one industry.

           Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the funds of funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund of funds to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above. The investment restrictions of each Underlying Fund are set forth in this SAI.

           For each Fund, and except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

B.	NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

           The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

           Each Fund may not:

           1. Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and SAI, as they may be amended from time to time, and applicable law.

           2. Purchase securities on margin except as to the extent permitted by applicable law.

           3. With the exception of Floating Rate Fund, purchase securities while outstanding borrowings exceed 5% of a Fund’s total assets, except where the borrowing is for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, other investments or transactions (or short sales in the case of Global Enhanced Dividend Fund) described in the Fund’s registration statement are not deemed to be borrowings for purposes of this restriction.

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           4. With the exception of Global Enhanced Dividend Fund, make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as amended from time to time, and applicable law.

           5. Except for Inflation Plus Fund and Money Market Fund, invest more than 15% of the Fund’s net assets in illiquid securities (10% for Inflation Plus Fund and Money Market Fund).

           For each Fund, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or loans or amount of net assets is not a violation of any of the foregoing restrictions.

C.	NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

           Each Fund must:

           1. Maintain its assets so that, at the close of each quarter of its taxable year,

           (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer,

           (b) no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

           These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

D.	CLASSIFICATION

           Each Fund, except Floating Rate Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, High Yield Municipal Bond Fund, Inflation Plus Fund and Tax-Free California Fund, has elected to be classified as a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each such Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of such Fund’s assets nor more than 10% of the outstanding voting securities of such issuer. Floating Rate Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, High Yield Municipal Bond Fund, Inflation Plus Fund and Tax-Free California Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

           A non-diversified fund, such as Floating Rate Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, High Yield Municipal Bond Fund, Inflation Plus Fund and Tax-Free California Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities or loans of relatively few issuers or borrowers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

           A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

E.	INVESTMENT OBJECTIVES OF THE FUNDS OF FUNDS

           The funds of funds are professionally managed funds which allocate their assets in a combination of other Hartford Mutual Funds: domestic and international funds and fixed income funds (“Underlying Funds”), as well as certain exchange-traded funds (“ETFs”). Any Hartford Mutual Fund may serve as an Underlying Fund. The funds of funds differ primarily due to their asset allocation among these fund types.

           The investment objectives of the funds of funds are as follows:

           CHECKS AND BALANCES FUND: the Fund seeks long-term capital appreciation and income. The Fund seeks its goal through investment in a combination of three Underlying Funds: Capital Appreciation Fund, Dividend and Growth Fund and Total Return Bond Fund. HIFSCO makes equal allocations (one-third each) of its assets to each Underlying Fund. The fund’s assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the Fund’s investment in any single Underlying Fund deviates from the target allocation by more than 5%. The fund may add to or change the Underlying Funds in which the fund invests without the approval of shareholders.

           EQUITY GROWTH ALLOCATION FUND: the Fund seeks long-term capital appreciation. The Fund seeks its goal through investment in a combination of domestic and international equity Underlying Funds.

           GROWTH ALLOCATION FUND: the Fund seeks long-term capital appreciation. The Fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income Underlying Funds.

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           BALANCED ALLOCATION FUND: the Fund seeks long-term capital appreciation and income. The Fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income Underlying Funds.

           CONSERVATIVE ALLOCATION FUND: the Fund seeks current income and long-term capital appreciation. The Fund seeks its goal through investment in a combination of Underlying Funds, primarily made up of fixed income Underlying Funds, and generally with a smaller allocation to equity Underlying Funds.

           INCOME ALLOCATION FUND: the Fund seeks current income and, as a secondary objective, capital preservation. The Fund seeks its goals through investment in a combination of fixed income Underlying Funds.

           TARGET RETIREMENT 2010 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2010.

           TARGET RETIREMENT 2015 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2015.

           TARGET RETIREMENT 2020 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2020.

           TARGET RETIREMENT 2025 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2025.

           TARGET RETIREMENT 2030 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2030.

           TARGET RETIREMENT 2035 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2035.

           TARGET RETIREMENT 2040 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2040.

           TARGET RETIREMENT 2045 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2045.

           TARGET RETIREMENT 2050 FUND: the Fund seeks to maximize total return and secondarily to seek capital preservation. The fund seeks its goal through investment in a combination of equity and fixed income Underlying Funds, with an increasing allocation to fixed income Underlying Funds as the Fund approaches its target year of 2050.

           Each fund of funds’ investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds and ETFs in which it invests. Because each fund of funds invests in the Underlying Funds, investors in each will be affected by the Underlying Funds’ investment strategies in proportion to the amount of assets the fund of funds allocates to the Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Underlying Funds are described in the Funds’ prospectuses. To request a copy of a prospectus, contact The Hartford Mutual Funds at 1-888-843-7824.

           From time-to-time, each fund of funds may invest a portion of its assets directly, rather than through an Underlying Fund, in equity and debt securities and other instruments, including ETFs. To the extent a fund of funds invests directly in such instruments, the fund of funds will be directly exposed to the risk associated with such instruments.

           Hartford Investment Management allocates the assets of each of the Asset Allocation Funds and Target Retirement Funds among the Underlying Funds and ETFs based upon a number of factors, including Hartford Investment Management’s asset allocation strategies and the investment performance of each Underlying Fund and ETF. In making investment decisions for the Asset Allocation Funds and Target Retirement Funds, Hartford Investment Management will consider, among other factors, internally generated research. Because certain Underlying Funds are more profitable to The Hartford than others, Hartford Investment Management may have an incentive to allocate more of any such fund of funds’ assets to more profitable Underlying Funds, and fewer assets to less profitable Underlying Funds. Hartford Investment Management does not, however, consider the profitability of the Underlying Funds in making investment decisions for the Asset Allocation Funds or Target Retirement Funds.

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F.         MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

           The investment objective and principal investment strategies for each Fund are discussed in the Fund’s prospectuses. As stated above, because each fund of funds invests in the Underlying Funds, investors in each fund of funds will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each fund of funds allocates to the Underlying Fund pursuing such strategies. Accordingly, each fund of funds is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. A further description of certain investment strategies used by various Funds (or by the Underlying Funds in the case of a fund of funds) is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities or bank loans are purchased. If the percentage limitations herein are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the limitations herein.

           For purposes of this sub-heading F only, the term “Funds” is defined as each of the Funds (except the funds of funds) listed on the front cover page, which includes the Underlying Funds in which the funds of funds may invest.

           Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Funds may engage or a financial instrument which the Funds may purchase are meant to describe the spectrum of investments that a Fund’s sub-adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets in accordance with the Fund’s investment objective, policies and restrictions. The sub-adviser, in its discretion, may employ such practice, technique or instrument for one or more Funds, but not for all Funds for which it serves as sub-adviser. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

           NEW FUND RISKS Diversified International Fund, Global Enhanced Dividend Fund, Global Equity Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund are new Funds, with limited operating history, which may result in additional risk. There can be no assurance that these new Funds will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate one or more of these Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

           LIQUIDATION OF FUNDS The Board of Directors may determine to close and liquidate a Fund at any time. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

           GOVERNMENT INTERVENTION IN FINANCIAL MARKETS Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of

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the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

           Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. HISFCO and the sub-advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

           MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to Money Market Fund, which may hold cash and invest in money market instruments at any time, all other Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by an applicable sub-adviser, subject to the overall supervision of HIFSCO. These Funds may invest up to 100% of their total assets in cash or money market instruments only for temporary defensive purposes.

           Money market instruments include, but are not limited to: (1) banker’s acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements. Each Fund may also invest in Money Market Fund, an affiliated money market fund, which invests in such money market instruments, as permitted by regulations adopted under the 1940 Act.

           REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

           Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company’s board of directors has delegated to the sub-advisers the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.

           The sub-advisers will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. Repurchase agreements are subject to risk that the value of collateral may be inadequate in the event that the borrower defaults.

           REVERSE REPURCHASE AGREEMENTS Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund’s net asset value.

           INFLATION-PROTECTED DEBT SECURITIES Each Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

           If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related securities, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

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           While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

           The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

           Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

           FIXED INCOME SECURITIES Each Fund is permitted to invest in fixed income securities including, but not limited to: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities, (4) mortgage-related securities, including collateralized mortgage obligations (“CMO’s”), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers, (6) commercial mortgage-backed securities and (7) other capital securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers).

           Recent Market Events. Throughout 2008, the market for mortgage-related securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously. As discussed in more detail below, these events may have an adverse effect on the Funds to the extent they invest in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

           The fixed income markets have recently experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-related securities market. However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the Funds.

           In addition, the value of Federal National Mortgage Association’s (“FNMA”) and the Federal Home Loan Mortgage Corporation’s (“FHLMC”) securities have fallen sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas the FNMA and FHLMC could buy, and until 2009, to lend the FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that FNMA and FHLMC would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the companies’ debt and equities is unclear. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

           INVESTMENT GRADE DEBT SECURITIES Money Market Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Funds is permitted to invest in debt securities rated within the four highest rating categories (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), “AAA”, “AA”, “A” or “BBB” by Standard and Poor’s Corporation (“S&P”) or “AAA”, “AA”, “A” or “BBB” by Fitch, Inc. (“Fitch”)) (or, if unrated, securities of comparable quality as determined by the applicable sub-adviser) (for more information regarding credit ratings see Appendix B). These securities are generally referred to as “investment grade securities.” Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., “Baa” by Moody’s, “BBB” by S&P and “BBB” by Fitch), and unrated securities of comparable quality (as

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determined by a sub-adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that a Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

           HIGH YIELD-HIGH RISK DEBT SECURITIES AND BANK LOANS Any security or loan rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch is below investment grade. Securities and loans which are unrated but determined by a sub-adviser to be of comparable quality will also be considered below investment grade. Total Return Bond Fund is permitted to invest up to 20% of its total assets in securities or bank loans rated below investment grade. High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund are permitted to invest up to 100%, 35% and 35%, respectively, of their total assets in fixed income securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or of comparable quality if not rated. Floating Rate Fund, Income Fund, Inflation Plus Fund and Strategic Income Fund are permitted to invest up to 100%, 35%, 20% and 100%, respectively, of their total assets (net assets in the case of Inflation Plus Fund) in fixed income securities and bank loans rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch or of comparable quality if not rated. Short Duration Fund is permitted to invest 20% of its total assets in below-investment grade securities. Each of the other Funds, except Floating Rate Fund, MidCap Growth Fund, Money Market Fund, Short Duration Fund, Strategic Income Fund and U.S. Government Securities Fund, is permitted to invest up to 5% of its total assets in fixed income securities rated as low as “C” by Moody’s, “CC” by S&P or “CC” by Fitch or of comparable quality if not rated. Floating Rate Fund and Strategic Income Fund are permitted to invest up to 100% of their total assets in debt obligations that are in payment default or are rated “C” by Moody’s, “D” by S&P or “D” by Fitch or are unrated (or ratings have been withdrawn). Income Fund may invest up to 10% of its assets in issues purchased as defaulted securities.

           Securities and bank loans rated below investment grade are commonly referred to as “high yield-high risk debt securities,” “junk bonds,” “leveraged loans” or “emerging market debt” as the case may be. Each rating category has within it different gradations or sub-categories. For instance the “Ba” rating for Moody’s includes “Ba3”, “Ba2” and “Ba1”. Likewise the S&P and Fitch rating category of “BB” includes “BB+”, “BB” and “BB-”. In the municipal market, the term “high yield” may often refer to low investment grade and “high yield-high risk debt securities” (as previously defined). If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities and bank loans ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities and bank loans generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities and bank loans in higher rating categories. Securities and bank loans in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities and bank loans are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities and bank loans held by a Fund with a commensurate effect on the value of a Fund’s shares. If a security or bank loan is downgraded to a rating category which does not qualify for investment, the applicable sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

           BANK LOANS AND LOAN PARTICIPATIONS Floating Rate Fund and Strategic Income Fund may invest up to 100% of their total assets, Floating Rate Fund will, under normal circumstances, invest at least 80% of its total assets and High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund may invest up to 15% of their total assets in bank loans or participation interests in variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities. From time to time, all other Funds may invest in bank loans or participation interests in variable, fixed or floating rate loans to U.S. and foreign corporations, partnerships and other entities, but not as part of their principal investment strategy. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Moreover, these Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many loans are relatively illiquid and may be difficult to value.

           Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks to Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund. For example, if a secured bank loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund or Total Return Bond Fund could be held liable as co-lenders.

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          Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect fund performance.

          Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund bear a substantial risk of losing the entire amount invested.

          Bank loans may be structured to include both term loans, which are generally fully funded at the time of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s investments, and revolving credit facilities, which would require these Funds to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

          A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness. However, if assets held by the agent bank for the benefit of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund or Total Return Bond Fund were determined to be subject to the claims of the agent bank’s general creditors, such Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

          Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund will acquire loan participations only if the lender inter-positioned between a Fund and the borrower is determined by the Fund’s sub-adviser to be creditworthy. Loan participations typically will result in Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund having a contractual relationship only with the lender that sold the participation, not with the borrower. Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

          Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s investments in loan participations and bank loans may be subject to a Fund’s limitations on investments in illiquid investments and, to the extent applicable, its limitations on investments in securities or bank loans rated below investment grade. Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may have difficulty disposing of loan participations and bank loans. In certain cases, the market for such investments is not highly liquid, and therefore Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund anticipate that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments. This will also have an adverse impact on Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s ability to dispose of particular loan participations or bank loans when necessary to meet redemption of such Fund shares, to meet such Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for loan participations and bank loans also may make it more difficult for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund to value these investments for purposes of calculating their respective net asset value.

          FLOATING RATE LOANS Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may invest in interests in floating rate loans. Senior floating rate loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. These Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. The proceeds of floating rate loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may also invest in companies whose financial condition is uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Floating rate loans typically have

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rates of interest which are reset or redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a spread. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

          Many loans in which Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may invest may not be rated by a rating agency, and many, if not all, loans will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, Hartford Investment Management considers, and may rely in part, on analyses performed by others. In the event that loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities that are rated below-investment-grade and comparable unrated bonds are viewed by the rating agencies as having speculative characteristics and are commonly known as “junk bonds”. Historically, senior-secured floating rate loans tend to have more favorable loss recovery rates than more junior types of below-investment-grade debt obligations. Hartford Investment Management does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

          Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. The floating rate loans are rated below-investment-grade, which means that rating agencies view them as more likely to default in payment than investment-grade loans. Such non-payment would result in a reduction of income to Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund or Total Return Bond Fund, a reduction in the value of the investment and a potential decrease in the net asset value of any of these Funds. With respect to senior-secured floating rate loans, there can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a floating rate loan. To the extent that a floating rate loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some floating rate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such floating rate loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of floating rate loans including, in certain circumstances, invalidating such floating rate loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s performance.

          When Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund invest in loans and securities, each of these Funds is subject to interest rate risk. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although each of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s net asset value will vary, HIMCO expects the Fund’s policy of acquiring floating rate loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because rates on floating rate loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in such Fund’s net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund’s net asset value.

          Although the volume of floating rate loans has increased in recent years, demand for loans has also grown. An increase in demand may benefit Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund by providing increased liquidity for loans but may also adversely affect the rate of interest payable on loans acquired by these Funds and the availability of loans acquired in the primary market, as well as increase the price of loans in the secondary market.

          Prepayment Risks. Most floating rate loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to fixed-rate investments, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the investment and making the investment more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

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          Market Risks. Significant events, such as the recent turmoil in the financial and credit markets, the events of September 11, 2001, and other market disruption events, such as weather or infrastructure disruptions that affect the markets generally, can affect the liquidity of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund and cause spreads to widen or interest rates to rise, resulting in a reduction in value of a Fund’s assets. Other economic factors (such as a large downward movement in stock prices, a disparity in supply of and demand for certain loans and securities or market conditions that reduce liquidity) can also adversely affect the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Each of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund is also subject to income risk, which is the potential for a decline in a Fund’s income due to falling interest rates or market reductions in spread.

          The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the loan and securities markets. Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, its aftermath, and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets, such as the problems in the subprime market, could affect interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares. In particular, junk bonds and floating rate loans tend to be more volatile than higher-rated fixed income securities so that these events and any actions resulting from them may have a greater effect on the prices and volatility of junk bonds and floating rate loans than on higher-rated fixed income securities.

          Material Non-Public Information. Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may be in possession of material non-public information about a Borrower or issuer as a result of its ownership of a loan or security of such Borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may be unable to enter into a transaction in a loan or security of such a Borrower or issuer when it would otherwise be advantageous to do so.

          Regulatory Risk. To the extent that legislation or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of floating rate loans for investment may be adversely affected. In addition, such legislation could depress the market value of floating rate loans.

          MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of a Fund’s shares.

          The value of these securities may be significantly affected by interest rates, the market’s perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

          The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of “locking in” long-term interest rates.

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          Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as “CMOs.” Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

          CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

          Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only (“IO”) and principal-only (“PO”) classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

          If the Funds purchase mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, a Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

          ASSET-BACKED SECURITIES Each Fund may invest in asset-backed securities. Tax exempt structured securities, such as tobacco bonds, are not considered asset-backed securities for purposes of the Tax-Free Funds’ investments. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. If the Funds purchase asset-backed securities that are “subordinated” to other interests in the same asset-backed pool, a Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

          STRUCTURED NOTES These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). For discussion regarding the ability of the Funds to invest in other types of structured notes, please see Other Derivatives and Structured Investments, below.

          Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

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          MUNICIPAL SECURITIES High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund, Tax-Free California Fund, Tax-Free National Fund and Total Return Bond Fund may invest in municipal securities. Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. Certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams. Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation and, for Tax-Free California Fund, State of California income taxation (excluding excise taxes imposed on corporations and banks and measured by income), but may include securities which pay interest income subject to the alternative minimum tax. Certain types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

          The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors (see Appendix A).

          The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

          As a fundamental policy, neither Tax-Free California Fund or Tax-Free National Fund will invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. For this purpose, municipal bonds refunded with U.S. Government securities will be treated as investments in U.S. Government securities, and are not subject to this requirement or the 5% diversification requirement under the 1940 Act. These refunded municipal bonds will however be counted toward the policy that each of Tax-Free California Fund and Tax-Free National Fund must invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, the income tax of California. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes.

          Securities in which High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund may invest, including municipal securities, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by Congress or the California legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest on and principal of their municipal securities may be materially affected.

          For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or

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instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of the Fund’s total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

          Municipal bonds are traded in the “over-the-counter” market among dealers and other large institutional investors. In the latter months of 2008 that municipal bond market has been subject to greater volatility than it has historically experienced. Liquidity in the municipal bond market (the ability to buy and sell bonds readily) has been reduced, as it has been in other fixed-income markets, in response to overall economic conditions and credit tightening. During times of reduced market liquidity, such as at the present, a Fund may not be able to sell bonds readily at prices reflecting the values at which the bonds are carried on the Fund’s books.

          A discussion of special considerations related to municipal securities in which Tax-Free California Fund can invest is included in Appendix A.

          OTHER CAPITAL SECURITIES The Funds may invest in other capital securities, and Strategic Income Fund may invest up to 15% of its assets in other capital securities. Other capital securities encompass a group of instruments referred to in capital markets as “Hybrids,” “Tier I and Tier 2” and “TRUPS.” These securities give issuers flexibility in managing their capital structure. The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity. There are certain features that give the companies flexibility not commonly found in fixed income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default. But it should be noted that in an event of default the securities would typically be expected to rank senior to common equity. The deferral of interest payments is generally not an event of default for an extended period of time and the ability of the holders of such instruments to accelerate payment under terms of these instruments is generally more limited than other debt securities.

          INVERSE FLOATERS High Yield Municipal Bond Fund, Income Fund, Money Market Fund, Strategic Income Fund, Tax-Free California Fund, Tax-Free National Fund and U.S. Government Securities Fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. A Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated.

          High Yield Municipal Bond Fund may invest up to 15% of its total assets in a type of inverse floater (a municipal inverse floater) which is created when the fund exchanges a municipal bond it owns with a trust and receives the inverse floater. In this type of municipal inverse floater, the Fund generally reserves the right to “unwind” the transaction—i.e., return the municipal inverse floater and receive back the original bond. Municipal inverse floaters may also be created by municipal or other issuers directly. The holder of a municipal inverse floater generally bears substantially all of the downside investment risk associated with the underlying bond, and typically also is the potential beneficiary of any appreciation of the underlying bond’s value. Generally, this type of transaction enables High Yield Municipal Bond Fund to gain the same level of economic exposure to the underlying bond without expending the purchase price of that underlying bond. This expenditure differential (between the purchase price of the underlying bond and the purchase price of the inverse floater) is available to High Yield Municipal Bond Fund to invest in accordance with such Fund’s investment policies.

          Inverse floaters may, as short-term interest rates rise, produce less current income. Inverse floaters may have a price volatility which is greater than a traditional security of the same amount. Inverse floaters may produce more current income as interest rates fall. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

          Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

          EQUITY SECURITIES Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. Money Market Fund, Tax-Free California Fund, Tax-Free National Fund and U.S. Government Securities Fund may not invest in equity securities. Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund have a limited ability to invest in certain types of equity securities as described below. All other Funds (except those Funds described in the two immediately preceding sentences) may invest in all types of equity securities and may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Income Fund may invest up to 15% of its total assets in preferred stock, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans. Floating Rate Fund, High Yield Fund, Income Fund and Total Return Bond Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans. Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total

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Return Bond Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or loans or upon exercise of warrants acquired with debt securities or loans. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

          INITIAL PUBLIC OFFERINGS The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on such Fund’s performance.

          SMALL CAPITALIZATION SECURITIES Each Fund, except Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free National Fund and U.S. Government Securities Fund, may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

          FOREIGN ISSUERS AND BORROWERS AND NON-DOLLAR SECURITIES AND LOANS Foreign issuers and borrowers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities and loans are securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

          Many of the Funds are permitted to invest a portion of their assets in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, the applicable sub-adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

          Funds that are permitted to invest in securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans may invest in debt exchangeable for common stock, debt, currency or equity linked notes and similar linked securities (e.g., zero-strike warrants) (“LNs”), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. A Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

          Inflation Plus Fund may invest up to 35% of its net assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. Capital Appreciation Fund and Capital Appreciation Fund II may each invest up to 35% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. Income Fund may invest up to 30% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. Growth Opportunities Fund and Value Opportunities Fund may each invest up to 25% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. Advisers Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Fundamental Growth Fund, Growth Fund, High Yield Municipal Bond Fund, MidCap Fund, MidCap Growth Fund, MidCap Value Fund, Select MidCap Value Fund, Select SmallCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, U.S. Government Securities Fund and Value Fund may each invest up to 20% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. High Yield Fund and Total Return Bond Fund may each invest up to 30% of its total assets in the

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securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans; provided that, with respect to this percentage, neither High Yield Fund nor Total Return Bond Fund may invest more than 10% of its total assets in non-dollar securities and loans. Floating Rate Fund and Short Duration Fund may each invest up to 25% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans; provided that, with respect to this percentage, Floating Rate Fund may not invest more than 10% of its total assets in non-dollar securities and loans. Money Market Fund may invest up to 100% of its total assets (provided such assets are U.S. dollar denominated) in the securities of foreign issuers. Diversified International Fund, Global Communications Fund, Global Enhanced Dividend Fund, Global Equity Fund, Global Financial Services Fund, Global Growth Fund, Global Health Fund, Global Technology Fund, International Growth Fund, International Opportunities Fund and International Small Company Fund each may invest 100% of their total assets in the securities of foreign issuers and non-dollar securities. Strategic Income Fund may invest up to 100% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans. The Balanced Income Fund may invest up to 25% of its total assets in the securities of foreign issuers and loans to foreign borrowers and non-dollar securities and loans; the fixed income portion of the Fund may invest without limit in U.S. dollar-denominated securities and loans of foreign issuers or borrowers. U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy. High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund may invest in tax-exempt bonds issued by Native American entities, but, not as part of their principal investment strategy.

          Under normal market conditions, Diversified International, International Growth Fund, International Opportunities Fund and International Small Company Fund each invest in a number of different countries throughout the world; however there are no limits on the amount of each Fund’s assets that may be invested in each country. Global Enhanced Dividend Fund, Global Equity Fund, Global Communications Fund, Global Financial Services Fund, Global Growth Fund, Global Health Fund and Global Technology Fund each invest in a number of different countries throughout the world, one of which may be the United States; however, each Fund has no limit on the amount of assets that must be invested in each country.

          Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers and borrowers. Less information may be available about foreign issuers and borrowers compared with U.S. issuers and borrowers. For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers. In addition, the values of non-dollar securities and loans are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

          Investing in foreign government debt securities and loans exposes a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the IMF, the World Bank and other international agencies.

          From time to time, International Small Company Fund may invest up to 15% of its total assets, Income Fund may invest up to 20% of its total assets, Global Communications Fund may invest up to 50% of its total assets, each of Global Enhanced Dividend Fund, Global Financial Services Fund, Global Growth Fund, Global Health Fund, Global Technology Fund, International Growth Fund and International Opportunities Fund may invest up to 25% of its total assets, each of High Yield Fund and Total Return Bond Fund may invest up to 30% of its total assets and Capital Appreciation Fund and Capital Appreciation II Fund may invest up to 35% of its total assets in securities of issuers located in countries with emerging economies or securities markets. Each of Diversified International Fund, Global Equity Fund and Strategic Income Fund may invest up to 100% of its total assets in loans and securities of issuers located in countries with emerging economies or securities markets. From time to time, all other funds (through certain Underlying Funds in the case of a fund of funds), except Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free National Fund and U.S. Government Securities Fund, may invest in emerging markets, but not as a part of their principal investment strategy. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

          Foreign securities are subject to other additional risks. For example, foreign investments may be more difficult to sell than U.S. investments. Investments in foreign loans and securities may involve currency risks, difficulty in receiving or

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interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in foreign Borrowers or issuers in countries with developed securities markets and more advanced regulatory systems. The value of foreign loans and securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign loans and securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also can be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.

          Some loans and securities may be issued by companies organized outside the U.S. but are traded in U.S. markets and are denominated in U.S. dollars. For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other loans and securities are not traded in the U.S. but are denominated in U.S. dollars. These loans and securities are not subject to all of the risks of foreign investing. For example, foreign trading markets or currency risks will not apply to dollar denominated securities or loans traded in U.S. securities or loan markets.

          Some of the foreign loans and securities in which Floating Rate Fund and Strategic Income Fund invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of loans and securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the fund’s assets. However, Floating Rate Fund and Strategic Income Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

          Funds investing in countries with emerging economies or securities markts may invest a portion of its assets in securities issued by companies located in Nigeria, Croatia, Russia and other countries with recently developed markets and market structures. Because of the recent formation of these securities markets as well as the underdeveloped state of these countries’ banking systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in a company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a fund to lose its registration through fraud, negligence or mere oversight. While the funds will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interest. In addition, while applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In Croatia, these risks are limited to investments in securities that are not traded on the national stock exchange. However, in other countries, including Nigeria and Russia, all securities investments are subject to these risks.

          CURRENCY TRANSACTIONS Each Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund and Tax-Free National Fund, may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value and for other investment purposes. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter (“OTC”) currency futures contracts and options thereon and exchange listed and OTC options on currencies.

          Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See “Swap Agreements.”

          The use of currency transactions to protect the value of a Fund’s assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund’s underlying securities. Further, the Funds may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy.

          The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purpose.

          A “settlement hedge” or “transaction hedge” is designed to protect a Fund against an adverse change in foreign currency value between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of the foreign currency involved in an underlying securities transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or

22

sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the sub-adviser.

          A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pounds’ value. Such a hedge, sometimes referred to as a “position hedge,” would tend to off-set both positive and negative currency fluctuations, but would not off-set changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

          A Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in the currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

          Successful use of currency management strategies will depend on the sub-adviser’s skill in analyzing currency value. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the sub-adviser anticipates. For example, if a currency’s value rose at a time when the sub-adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the sub-adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security portion if the two currencies do not move in tandem. Similarly, if the sub-adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the sub-adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

          The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates, and for other investment purposes. See “Options and Futures Contracts” for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

          OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, for other investment purposes, each Fund, except Money Market Fund, may employ certain hedging, return enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each Fund, except Money Market Fund, may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. A Fund’s ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

          A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

          The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if a Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if a Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

          Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

          The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the

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same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is “in the money.”

          The Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

          A Fund may only write covered options. See “Asset Coverage” below.

          A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

          Each Fund (except Money Market Fund) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

          A Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund’s non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

          A Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. A Fund’s use of these kind of futures contracts will depend to a large degree on how this market develops.

          The Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund’s investment objectives and policies.

          Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

          The Companies, on behalf of the Funds, have filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Funds’ operation. Accordingly, the Funds are not subject to registration or regulation as a CPO.

          Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under “Currency Transactions”) would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of a sub-adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover, (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund’s ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund’s assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to

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qualify as a “regulated investment company” for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, a Fund may have been in a better position had it not used such a strategy.

          SWAP AGREEMENTS The Funds (except as noted below) may purchase or sell derivative instruments (which derive their value from another instrument, security or loan, index or currency) to enhance return, to hedge against fluctuations in securities or loans prices, interest rates or currency exchange rates, to change the duration of obligations held by these Funds, or as a substitute for the purchase or sale of loans, securities or currencies. Each Fund, except Money Market Fund, may enter into currency swaps (except Short Duration Fund, Tax-Free California Fund and Tax-Free National Fund), interest rate swaps, swaps on specific securities or indices, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

          In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

          Each Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific name, an index, or a basket of names. The transactions are documented through swap documents. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. A Fund will generally not buy protection on issuers that are not currently held by such Fund. However, each Fund may engage in credit default swap trades on single names, indices and baskets to manage asset class exposure and to capitalize on spread differentials in instances where there is not complete overlap between such Fund’s holdings or exposures and the reference entities in the credit default swap. Also see Other Derivatives and Structured Investments, below.

          Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund’s exposure to rising interest rates. Another example would be for a Fund to exchange interest payments for inflation-linked payments. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.

          The Funds usually enter into swaps on a net basis. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund’s obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the applicable sub-adviser to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor.

          The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more customized in nature and accordingly, are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the applicable sub-adviser, as appropriate, believes are advantageous to such Fund. In addition, although the terms of swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Swaps, caps, collars and floors are considered by the SEC to be illiquid.

          The Funds may use interest rate swaps for risk management purposes and not as a speculative investment. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund’s portfolio securities and depends on the applicable sub-adviser’s ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if the applicable sub-adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, a Fund’s overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of

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the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

          The Funds may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations. Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in securities and loans prices, interest rates, indices or currency exchange rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities and loans subject to such transactions. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, the Funds may lose the entire premium paid for purchased options that expire before they can be profitably exercised. The Funds incur transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the use of derivative instruments will be advantageous.

          ASSET SWAPS Advisers Fund, Global Enhanced Dividend Fund and Income Fund will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk, as described under “Swap Agreements,” is the primary risk of asset swaps.

          ILLIQUID INVESTMENTS Each Fund is permitted to invest in illiquid securities or other illiquid investments. A Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for each of Inflation Plus Fund and Money Market Fund) would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund’s net asset value. A Fund may not be able to sell illiquid securities or other investments when a sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on a Fund’s net asset value. In addition, issuers of restricted securities may not be subject to the disclosure requirements and other investor protection requirements that would be applicable if their securities were publicly traded. Each Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s board of directors.

          Under current interpretations of the SEC Staff, the following types of investments in which a Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and (4) any other securities or investments in which a Fund may invest that are not readily marketable.

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if a sub-adviser deems it advisable. Distributions attributable to any gains realized on such a sale would be taxable to shareholders. At the time a Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Floating Rate Fund may purchase or sell undrawn or delayed draw loans.

          DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, Advisers Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund may enter into “dollar rolls” in which such Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For purposes of this section only, each of Advisers Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund may be referred to as a “Fund,” or, collectively, the “Funds.” The Funds give up the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of a sub-adviser, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In

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addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of a Fund’s assets that are subject to market risk to an amount that is greater than such Fund’s net asset value, which could result in increased volatility of the price of such Fund’s shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Fund’s right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before a Fund is able to purchase them, or a Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, a Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

          OTHER INVESTMENT COMPANIES Other than the funds of funds, each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (“HOLDRs”), but not as part of its principal investment strategy. The funds of funds are permitted to invest in a combination of other Hartford mutual funds (the Underlying Funds) and ETFs as part of their principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

          A fund’s investments in investment companies may include various ETFs, subject to the fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or may be actively managed.

          ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

          Generally, a fund, other than a fund of funds with respect to the Underlying Funds, will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing fund. The Funds may rely on these exemptive orders to invest in ETFs.

          REITS Each Fund, except U.S. Government Securities Fund, may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

          LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under “Investment Objectives and Policies”, from time to time and subject to the Board’s approval, each Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. From time to time the Board or the Fund’s adviser may determine that the Fund should not engage in securities lending. If a security is on loan, under the lending agreement, a borrower is required to deposit cash or liquid securities as collateral that will be at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of each respective Fund by each Fund’s lending agent pursuant to collateral investment guidelines approved by the board of directors. A Fund does not have the right to receive dividends in respect of loaned securities, but the borrower is required to pay the respective Fund any dividends or distributions accruing on the loaned securities. A Fund also does not have the right to vote proxies for securities on loan, but the Fund may recall the loaned securities in order to vote the proxies. The Fund’s right to recall the loaned

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securities for purposes of voting proxies may not be exercised in order to earn additional income on the loan. For information about additional instances in which each Fund’s sub-adviser may not vote proxies, see “Proxy Voting Policies and Procedures.”

          While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions, and the risk that any efforts to recall the securities for purposes of voting may not be effective.

          ASSET COVERAGE To the extent required by SEC guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

          BORROWING Each Fund may borrow money to the extent set forth under “Investment Objectives and Policies.” The Funds do not intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.” Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

          OTHER DERIVATIVES AND STRUCTURED INVESTMENTS Capital Appreciation Fund, Floating Rate Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may enter into total return swaps and credit default swaps as well as instruments that have a greater or lesser credit risk than the security or loan underlying that instrument. If these strategies do not work as intended, Capital Appreciation Fund, Floating Rate Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may not achieve their goal.

          Capital Appreciation Fund, Floating Rate Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may obtain exposure to fixed and floating rate bonds and loans and baskets of fixed and floating rate bonds and loans through the use of derivative instruments. Such derivative instruments have recently become increasingly available. Hartford Investment Management reserves the right to utilize these instruments and similar instruments that may be available in the future. For example, Capital Appreciation Fund, Floating Rate Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund may invest in derivative instruments known as the Dow Jones CDX (“CDX”) or other similarly structured products in funded or unfunded form. CDXs are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. While investing in CDXs will increase the universe of bonds and loans to which Capital Appreciation Fund, Floating Rate Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund is exposed, such investments entail risks that are not typically associated with investments in other debt instruments. The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in CDXs involves many of the risks associated with investments in derivative instruments discussed generally above. See Swap Agreements.

          The Funds (other than Money Market Fund) may invest in credit-linked notes (“CLN”) for risk management purposes, including diversification. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

          The Funds (other than Money Market Fund) may also invest in “structured” notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected debt obligations or debt or equity securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured investments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by the application of a multiplier to the performance or differential performance of

28

the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

          The Funds (other than Money Market Fund) may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of a Fund’s portfolio. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Although structured instruments are not necessarily illiquid, the Funds believe that currently most structured instruments are illiquid. Like other sophisticated strategies, a Fund’s use of structured instruments may not work as intended. If the value of the embedded index changes in a manner other than that expected by the Funds, principal and/or interest payments received on the structured instrument may be substantially less than expected. Also, if a Fund uses structured instruments to reduce the duration of a Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).

          Checks and Balances Fund, High Yield Municipal Bond Fund, Income Fund, Strategic Income Fund and Total Return Bond Fund may invest in “event-linked bonds.” Event-linked bonds result in gains or losses that usually are contingent upon, or formulaically related to, defined triggers. Some examples of triggers are hurricanes, earthquakes, weather-related events, or statistics relating to such events. Event-linked bonds may also be referred to as “catastrophe bonds”. If a trigger occurs, a fund may lose a portion or its entire principal invested in the bond. Event-linked bonds may provide for an extension of maturity to process and audit loss claims if a trigger has, or possibly has, occurred. Such extension may increase volatility. Event-lined bonds may also expose a fund to other unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

          The Funds (other than Money Market Fund) may invest in securities trusts, which are investment trust vehicles that maintain portfolios comprised of underlying debt securities that are generally unsecured. These instruments are purchased in the cash markets and vary as to the type of underlying security, but include such underlying securities as corporate investment grade and high yield bonds and credit default swaps. Examples include TRAINS, TRACERS, CORE and funded CDX. Holders of interests in these structured notes receive income from the trusts in respect of principal or interest paid on the underlying securities. By investing in such notes, a Fund will indirectly bear its proportionate share of any expenses paid by such notes in addition to the expenses of such Fund.

          Investments in these structured products are subject to the same risks that would be associated with direct investments in the underlying securities of the structured notes. These risks include substantial market price volatility resulting from changes in prevailing interest rates; default or bankruptcy of issuers of the underlying securities; subordination to the prior claims of banks and other senior lenders in the case of default; and early repayment by issuers during periods of declining interest rates because of mandatory call or redemption provisions. In addition, structured note products may have difficulty disposing of the underlying securities because of thin trading markets.

          COUNTERPARTY RISK With respect to derivative transactions, a Fund will be exposed to the credit of the counterparties to the derivative transaction, and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights. The Fund bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a derivative transaction counterparty.

          SHORT SALES Global Enhanced Dividend Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. In a short sale, Global Enhanced Dividend Fund sells a borrowed security (typically from a broker or other institution). Global Enhanced Dividend Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that Global Enhanced Dividend Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

          After selling the borrowed security, Global Enhanced Dividend Fund is obligated to “cover” the short sale by purchasing and returning the security to the lender. If a security sold short increases in price, Global Enhanced Dividend Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses Global Enhanced Dividend Fund may be required to pay to the broker or dealer in connection with the short sale. Because Global Enhanced Dividend Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

          Short sales also involve other costs. Global Enhanced Dividend Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, Global

29

Enhanced Dividend Fund may be required to pay a premium. Global Enhanced Dividend Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for Global Enhanced Dividend Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses Global Enhanced Dividend Fund may be required to pay in connection with the short sale.

          Until Global Enhanced Dividend Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover Global Enhanced Dividend Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, Global Enhanced Dividend Fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

          Global Enhanced Dividend Fund may take a short position in a security at the same time that other accounts managed by Hartford Investment Management take a long position in the same security, or take a long position in a security at the same time that other accounts managed by Hartford Investment Management take a short position in the same security. In addition, Global Enhanced Dividend Fund may from time to time take a long or short position in a particular equity security while simultaneously taking the opposite position with respect to an ETF which includes such particular equity security as a constituent. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. These and other transactions undertaken on behalf of other accounts managed by Global Enhanced Dividend Fund’s sub-adviser may adversely impact Global Enhanced Dividend Fund. Transactions on behalf of other accounts managed by Global Enhanced Dividend Fund’s sub-adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of Global Enhanced Dividend Fund.

          Certain regulators in various countries throughout the world, including the United States, have recently imposed prohibitions on short sales of certain companies (e.g., financial institutions). These prohibitions, many of which are temporary, could inhibit the ability of Global Enhanced Dividend Fund’s sub-adviser, Hartford Investment Management, to sell securities short as part of the Global Enhanced Dividend Fund’s investment strategy.

          Recent market events have had an impact on some of Global Enhanced Dividend Fund’s trading counterparties. As a result, Global Enhanced Dividend Fund’s ability to transact with certain counterparties may be limited and Global Enhanced Dividend Fund may be temporarily unable to sell securities pledged as collateral to these counterparties. This may have a temporary and limited impact on the Global Enhanced Dividend Fund’s ability to fully implement its investment strategy.

          By investing the proceeds received from selling securities short, Global Enhanced Dividend Fund is employing a form of leverage. The use of leverage may increase Global Enhanced Dividend Fund’s exposure to long equity positions and make any change in Global Enhanced Dividend Fund’s NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that Global Enhanced Dividend Fund will leverage its portfolio, or if it does, that Global Enhanced Dividend Fund’s leveraging strategy will be successful. Global Enhanced Dividend Fund cannot guarantee that the use of leverage will produce a higher return on an investment.

          PORTFOLIO TURNOVER With respect to Capital Appreciation II Fund and International Growth Fund, the portfolio turnover rate was significantly higher in fiscal year 2008 than in fiscal year 2007 due to increased investment opportunities, which resulted from the extremely volatile and unusual market conditions of 2008. The portfolio turnover rate for Inflation Plus Fund was significantly lower in fiscal year 2008 than in fiscal year 2007 primarily because sector allocation favored TIPS as oil prices rose in the first half of the year and fewer trading opportunities presented themselves as markets became increasingly illiquid in the second half of the year. The portfolio turnover rate for MidCap Growth Fund was significantly higher in fiscal year 2008 than in fiscal year 2007 primarily because of a change in the funds’ portfolio management team and the consolidation of MidCap Growth Fund and Select MidCap Growth Fund. The portfolio turnover rate for Total Return Bond Fund was significantly lower in fiscal year 2008 than in fiscal year 2007 primarily due to general conditions in fixed income markets providing less opportunity to do tactical trades versus the prior year.

          DISCLOSURE OF PORTFOLIO HOLDINGS The Funds will disclose their complete month-end portfolio holdings on the Funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The Funds also will disclose their largest ten holdings or largest ten issuers on the Funds’ website no earlier than 15 days after the end of each month. No information concerning portfolio holdings of a Fund that may be harmful to the Fund is permitted to be disclosed except in accordance with the Fund’s policy. The Fund’s CCO and Chief Legal Officer will be responsible for determining whether the release of information may be harmful to the Fund.

          Each Fund, the Fund’s investment manager, the Fund’s distributor (collectively, “Hartford”) or the Fund’s investment sub-adviser also may disclose portfolio holdings on a more frequent basis in accordance with the following requirements. Each portfolio holdings disclosure arrangement or practice must be approved by the Fund’s CCO and at least one other Fund officer, based on a finding that such Fund has a legitimate business purpose for the arrangement or practice, it is in the interests of Fund shareholders.

30

          Portfolio holdings are disclosed to the Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the Funds, and only in accordance with the above requirements. Portfolio holdings may also be disclosed to persons assisting a Fund or its sub-adviser in the voting of proxies, securities lending agents, and to a Fund’s bank lenders. In connection with managing a Fund, such Fund’s investment manager or sub-adviser may disclose the Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the Fund’s investment manager or sub-advisers on behalf of the Fund, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers. With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements. From time to time, a Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

          The Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

BlackRock Financial Management, Inc.
Bowne & Co., Inc. (Financial printers)
Broadridge Financial Solutions, Inc.
Brown Brothers Harriman & Co.
Class Action Claims Management
Confluence Technologies
Ernst & Young LLP (each Fund’s Independent Registered Public Accounting Firm)
FactSet Research Systems Inc.
Glass Lewis
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.
Lipper Inc.
Merrill Lynch, Pierce, Fenner & Smith
State Street Bank and Trust Company (each Fund’s Custodian and
Securities Lending Agent)
State Street Investment Management Solutions
Strategic Advisors, Inc.
The Goldman Sachs Trust Company, d/b/a Boston Global Advisors
Wolters Kluwer Financial Services

          Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Funds. Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Boston Global Advisors, Broadridge Financial Solutions, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Glass Lewis, State Street Bank and Trust Company and State Street Investment Management Solutions. Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc. (for certain Funds) with no lag time. Portfolio holdings are disclosed to J.P. Morgan, Class Action Claims Management, Strategic Advisors, Inc. and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days, fifteen business days and two days, respectively. Portfolio holdings are disclosed to Confluence Technologies, Merrill Lynch, Pierce, Fenner & Smith and Bowne & Co., Inc. on a quarterly basis, with lag times of three, five and ten business days, respectively. Portfolio holdings are disclosed to the Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Funds’ independent registered public accounting firm to provide services to the Funds, with no lag time. Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

          Additionally, Hartford or its sub-advisers may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Hartford or its sub-advisers may also provide oral or written information (“statistical information”) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about a Fund may be based on the Fund’s most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in a Fund, persons considering investing in a Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisers. The content and nature of the information provided to each of these persons may differ.

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          Hartford and its sub-advisers have implemented procedures reasonably designed to ensure that (1) any disclosure of a Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose Fund portfolio holdings are appropriately trained to comply with the Funds’ policies regarding the disclosure of portfolio holdings and (3) each approved disclosure arrangement or practice is documented by the Funds’ chief compliance officer or his/her designee.

          In no event will the Hartford or its sub-advisers or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.

          The Funds’ chief compliance officer is responsible for addressing conflicts of interest between the interests of Fund shareholders, on the one hand, and the interests of the Funds’ investment manager, investment sub-adviser, principal underwriter, or any affiliated person of a Fund, its investment manager, investment sub-adviser, or its principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the Funds’ chief compliance officer.

          The Board of Directors of the Funds reviews and approves the Funds’ policy on disclosure of portfolio holdings. The Chief Compliance Officer for the Funds’ investment manager will provide summaries of all newly approved arrangements and will report exceptions to and material violations of this policy to the Board of Directors of the Funds. There can be no assurance, however, that the Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

FUND MANAGEMENT

          Each Company has a board of directors, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors. With respect to the funds of funds, if the interests of a fund of funds and an Underlying Fund were to diverge, a conflict of interest could arise and affect how the directors fulfill their fiduciary duties to the affected Funds. HIFSCO has structured the funds of funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, HIFSCO and the directors would take reasonable steps to minimize and, if possible, eliminate the conflict.

          The following tables set forth various information about the directors and officers of the Companies. The first table relates to those directors who are deemed not to be “interested persons” of the Companies, as that term is defined in the 1940 Act (i.e., “non-interested directors”), while the second table provides information about the Companies’ “interested” directors and the Companies’ officers.

NON-INTERESTED DIRECTORS

NAME, AGE AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

LYNN S. BIRDSONG(1) (age 62) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003	Mr. Birdsong is a private investor. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.	90	Mr. Birdsong is a Director of The Japan Fund.

ROBERT M. GAVIN (age 68) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002(2) Director since 1986(3) Chairman of the Board for each Company since 2004	Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.	90	N/A

32

DUANE E. HILL (age 63) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001(2) Since 2002(3)	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.	90	N/A

SANDRA S. JAFFEE (age 67) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005	Ms. Jaffee is Chairman and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995-2003).	90	N/A

WILLIAM P. JOHNSTON (age 64) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July, 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

				90	Mr. Johnston is a Director of HCR-Manor Care, Inc., LifeCare Holdings, Inc. and Multi-Plan, Inc.

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PHILLIP O. PETERSON (age 64) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002(2) Since 2000(3)	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	90	Mr. Peterson is a Director of the William Blair Funds.

LEMMA W. SENBET (age 62) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

				90	N/A

(1)

Mr. Birdsong holds a beneficial ownership interest in the common stock of Wells Fargo & Company (“Wells Fargo”). On October 3, 2008, Wells Fargo agreed to acquire Wachovia Corporation, a majority shareholder of MetWest Capital, a sub-adviser to the Select SmallCap Value Fund (“SmallCap Value Fund”). On October 20, 2008, Wells Fargo purchased preferred stock of Wachovia Corporation with a voting interest greater than 25%. On December 31, 2008, the merger was completed. As a result of these transactions, Wells Fargo may be deemed to control MetWest Capital as of October 20, 2008. Because of his beneficial ownership interest in Wells Fargo common stock, Mr. Birdsong is not considered to be an independent director with respect to the Select SmallCap Value Fund effective as of October 20, 2008. The value of the stock as of December 31, 2008 was approximately $174,000.

(2)	For The Hartford Mutual Funds, Inc.

(3)	For The Hartford Mutual Funds II, Inc.

*	Term of Office: Each director may serve until his or her successor is elected and qualifies.

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OFFICERS AND INTERESTED DIRECTORS

NAME, AGE AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

THOMAS M. MARRA** (age 50) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002	Mr. Marra has served as President and Chief Operating Officer of The Hartford Financial Services Group, Inc. (“The Hartford”) since 2007. Mr. Marra is also a member of the Board of Directors of The Hartford and currently serves as a Director of Hartford Life, Inc. (“HL, Inc.”). Mr. Marra served as COO of HL, Inc. from 2000 to 2008 and as President of HLS, Inc. from 2002-2008.	90

LOWNDES A. SMITH** (age 69) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996(1) Since 2002(2)	Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002.	90	Mr. Smith is a Director of White Mountains Insurance Group, Ltd. And Symetra Financial.

JOHN C. WALTERS (age 47) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director, President and Chief Executive Officer	Director since 2008*** President and Chief Executive Officer since 2007

Mr. Walters currently serves as Chief Executive Officer, President and Director of Hartford Life, Inc., (“HL, Inc.”) Mr. Walters previously served as President of the U.S. Wealth Management Division of Hartford Life, Inc. (2006-2007) as Co-Chief Operating Officer of Hartford Life Insurance Company (“Hartford Life”) (2007-2008) and as Executive Vice President and Director of its Investment Products Division (2000-2005). Mr. Walters also serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life and as Executive Vice President of The Hartford Financial Services Group. In addition, Mr. Walters serves as a Manager of HL Investment Advisors, LLC.

				90

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ROBERT M. ARENA, JR. (age 40) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”), Chief Executive Officer, Manager and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and Chief Exeutive Officer, Manager and President of HL Investment Advisors LLC (“HL Advisors”). Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division.

			N/A	N/A

TAMARA L. FAGELY (age 50) c/o Hartford Mutual Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002(1) Since 1993(2)

Ms. Fagely has been Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through May 2005. In addition, she is Controller and Chief Financial Officer of HIFSCO.

			N/A	N/A

BRIAN FERRELL (age 46) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	AML Compliance Officer	Since 2008

Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006 and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network (“FinCEN”) from 2005 - 2006.

			N/A	N/A

THOMAS D. JONES III (age 43) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President and Chief Compliance Officer	Since 2006

Mr. Jones joined Hartford Life as Vice President and Director of Securities Compliance in 2006 from SEI Investments (“SEI”), where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

			N/A	N/A

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EDWARD P. MACDONALD (age 41) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President of HASCO, Assistant Vice President of Hartford Life, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management, with Prudential Financial (formerly American Skandia Investment Services, Inc.).

				N/A	N/A

VERNON J. MEYER (age 44) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer served as Vice President and managing director of MassMutual, which he joined in 1987.

				N/A	N/A

DENISE A. SETTIMI (age 48) c/o Hartford Mutual Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President	Since 2005	Ms. Settimi currently serves as Operations Officer and Assistant Vice President of HASCO. She is also Assistant Vice President of HIFSCO and Hartford Life.	N/A	N/A

(1)	For The Hartford Mutual Funds, Inc.

(2)	For The Hartford Mutual Funds II, Inc.

*	Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** “Interested person”, as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HIFSCO, Hartford Investment Management or affiliated companies.

***         David M. Znamierowski tendered his resignation as an interested director of each Company effective as of November 6, 2008. Mr. Walters was elected as an interested director of each Company by the Board of Directors as of November 6, 2008.

All directors and officers of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. also hold corresponding positions with Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc. and The Hartford Income Shares Fund, Inc.

          STANDING COMMITTEES. Each board of directors has established an Audit Committee, a Compliance Committee, an Investment Committee and a Nominating Committee.

          Each Audit Committee currently consists of the following non-interested directors: Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson. Each Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the applicable board of directors in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Fund’s internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the respective full board. The Funds’ independent registered accounting firm reports directly to the Audit Committees. The Audit Committees regularly report to the Boards of Directors.

          Each Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston, Thomas M. Marra and Phillip O. Peterson. Each Compliance Committee assists the applicable board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal Securities Laws.

          Each Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet, Lowndes A. Smith and John C. Walters. Each Investment Committee, which was established on February 1, 2005, assists the applicable board in its oversight of the Funds’ investment performance and related matters.

37

          Each Nominating Committee currently consists of all non-interested directors of the funds: Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma Senbet. Each Nominating Committee screens and selects candidates to the applicable board of directors. Each Nominating Committee screens and selects candidates to the board of directors and periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the board of directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors. The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

          At a meeting held on February 7, 2008, each Company’s Board of Directors dissolved the respective Litigation Committee.

During the fiscal year ended October 31, 2008, the above referenced committees of each of the Companies met the following number of times: Audit Committee – 5 times, Investment Committee - 6 times, Nominating Committee – 1 time and the Compliance Committee 5 times.

          All directors and officers of the Companies are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Investment Advisors, LLC serves as investment adviser.

     The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2008 (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES

Lynn S. Birdsong	Capital Appreciation II Fund	$50,001-$100,000	Over $100,000
	Equity Income Fund	$10,001-$50,000
	Global Growth Fund	$50,001-$100,000
	Money Market Fund	$1-$10,000
	Stock Fund	$50,001-$100,000
	Total Return Bond Fund	$10,001-$50,000

Dr. Robert M. Gavin	Balanced Allocation Fund	Over $100,000	Over $100,000
	Global Growth Fund	$10,001-$50,000
	Growth Fund	Over $100,000
	Growth Opportunities Fund	Over $100,000
	Money Market Fund	$10,001-$50,000
	Total Return Bond Fund	$50,001-$100,000

Duane E. Hill	Capital Appreciation Fund	$50,001-$100,000	Over $100,000
	Floating Rate Fund	$10,001-$50,000

Sandra S. Jaffee	Capital Appreciation Fund	$10,001-$50,000	$10,001-$50,000

William P. Johnston	Capital Appreciation Fund	$50,001-$100,000	Over $100,000
	Capital Appreciation II Fund	Over $100,000
	Floating Rate Fund	Over $100,000

Phillip O. Peterson	Capital Appreciation II Fund	$10,001-$50,000	$10,001-$50,000
	Global Technology Fund	$10,001-$50,000

Lemma W. Senbet	Capital Appreciation II Fund	$1-$10,000	$50,001- $100,000
	Dividend and Growth Fund	$10,001-$50,000
	Global Health Fund	$10,001-$50,000
	Growth Opportunities Fund	$10,001-$50,000
	Money Market Fund	$1-$10,000
	Small Company Fund	$10,001-$50,000
	Tax-Free National Fund	$1-$10,000
	Value Fund	$1-$10,000

38

INTERESTED DIRECTORS

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES

Thomas M. Marra	Advisers Fund	Over $100,000	Over $100,000
	Capital Appreciation Fund	Over $100,000
	Capital Appreciation II Fund	Over $100,000
	Dividend and Growth Fund	$50,001-$100,000
	Fundamental Growth	Over $100,000
	Global Growth Fund	$50,001-$100,000
	Growth Opportunities Fund	Over $100,000
	High Yield Fund	Over $100,000
	International Opportunities Fund	$1-$10,000
	MidCap Fund	Over $100,000
	Small Company Fund	$50,001-$100,000
	Stock Fund	Over $100,000
	Tax-Free National	Over $100,000

Lowndes A. Smith	Advisers Fund	$1-$10,000	Over $100,000
	Capital Appreciation Fund	Over $100,000
	Global Growth Fund	$50,001-$100,000
	Global Health Fund	$50,001-$100,000
	Global Technology Fund	$10,001-$50,000
	International Opportunities Fund	$1-$10,000
	MidCap Fund	$50,001-$100,000
	Small Company Fund	$10,001-$50,000

John C. Walters	Equity Income Fund	$50,001-$100,000
	Global Financial Services Fund	Over $100,000
	Growth Fund	$50,001-$100,000
	Growth Opportunities Fund	Over $100,000
	MidCap Fund	$10,001-$50,000
	Value Fund	Over $100,000

          COMPENSATION OF OFFICERS AND DIRECTORS The Funds pay a portion of the chief compliance officer’s compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by each Company to the following directors for the fiscal year ended October 31, 2008 and certain other information.

Name of Person, Position	Aggregate Compensation From The Hartford Mutual Funds, Inc.	Aggregate Compensation From The Hartford Mutual Funds II, Inc.	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds And Fund Complex Paid To Directors*

Lynn S. Birdsong, Director	$79,578	$8,199	$0	$0	$184,250
Dr. Robert M. Gavin, Director	$111,862	$11,526	$0	$0	$259,000
Duane E. Hill, Director	$70,400	$7,254	$0	$0	$163,000
Sandra S. Jaffee, Director	$68,240	$7,031	$0	$0	$158,000
William P. Johnston, Director	$81,629	$8,411	$0	$0	$189,000
Phillip O. Peterson, Director	$81,197	$8,366	$0	$0	$188,000
Lemma W. Senbet, Director	$66,081	$6,809	$0	$0	$153,000
Lowndes A. Smith, Director	$78,606	$8,099	$0	$0	$182,000

*	As of October 31, 2008, five registered investment companies in the Complex paid compensation to the directors.

39

          The sales load for Class A and Class L shares of the Funds is waived for present and former officers, directors and employees of the Companies, The Hartford, the sub-advisers, the transfer agent and their affiliates. Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Funds and their operations to invest in the Funds.

          Each Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland General Corporate Law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Companies to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

          As of January 31, 2009, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund. As of January 31, 2009, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:

40

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford Advisers Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	48.55%	16.31%	6.08%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			11.09%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						81.43%		100.00%
RDY FARMS INC RICHARD L YOUNGBLUT TRUSTEE IND (K) JESUP IA						18.57%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							100.00%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									47.30%
SAXON & CO PHILADELPHIA PA									44.37%
EMJAY CORP TRUSTEE FBO FASCORE LLC RETIREMENT PLANS GREENWOOD VLG CO									8.33%
The Hartford Balanced Allocation Fund
PERSHING LLC JERSEY CITY NJ					8.18%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								73.19%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							5.35%	26.81%
JOHN BROGHAMMER FBO GREVE CLIFFORD WENGEL & PARAS 401 K PROFIT SHARING PLAN & TRUST SACRAMENTO CA						11.89%
WEST-EAST TECHNOLOGY INC 401K PLAN MARK E STOVALL TRUSTEE IND (K) HART MI						13.61%
TODD STRAUSE FBO STRATEGIC MARKETING INC 401K PSP & TR LOUISVILLE KY						14.14%
MG TRUST CO CUST FBO ROBBINS TESAR INC 401K PLA DENVER CO						27.17%
RAYMOND JAMES & ASSOC INC FBO LARRY MILLER & STAN BAATZ TTEE ED MILLER & SONS INC PSP FBO DAVID MILLER OMAHA NE					9.62%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY					12.41%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.24%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	7.87%						94.65%

41

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	40.26%	13.92%
WEST-EAST TECHNOLOGY INC 401K PLAN MARK E STOVALL TRUSTEE IND (K) (FBO) SHIRLEY STOVALL HART MI						18.44%
The Hartford Balanced Income Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	71.38%	56.35%	16.00%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	9.78%								100.00%
The Hartford Capital Appreciation Fund
FIIOC FBO ELECTRIC RELIABILITY COUNCIL OF TEXAS PLAN COVINGTON KY								5.14%
NFS LLC FEBO REGIONS BANK DBA KENNEBURT CO BIRMINGHAM AL						9.23%
STATE STREET BANK TRUSTEE TTEE FBO CITISTREET CORE MARKET NORTH QUINCY MA									5.58%
VANGUARD FIDUCIARY TRUST CO FBO VARIOUS RETIREMENT PLANS VALLEY FORGE PA									5.68%
CALHOUN & CO C/O COMERICA BANK DETROIT MI									18.37%
NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY									36.18%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							61.38%	65.30%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	24.08%	16.92%			26.62%				7.71%
MG TRUST CO TTEE WESTERN STATES ENVELOPE CO DENVER CO						17.57%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY		5.90%	14.55%		20.97%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	9.93%		16.34%			17.29%	7.39%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								10.36%
The Hartford Capital Appreciation II Fd
PERSHING LLC JERSEY CITY NJ								13.32%
MICHAEL GABRIEL FBO GABRIELS TECHNOLOGY 401K PSP &TR C/O OPPENHEIMER & CO INC MELVILLE NY								7.38%

42

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

COUNSEL TRUST DBA MATC FBO GULF COAST PRIMARY HOME CARE I 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA								7.60%
KNUTSON COMPANY LLC ROBET A KNUTSON TRUSTEE IND (K) NORTH MANKATO MN								11.59%
RELIANCE TRUST CO CUST FOR SELF TRUSTEED FBO CAPPADONNA ELECTRICAL CONTRACTORS INC ATLANTA GA								39.01%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA							66.78%
DWS TRUST CO TTEE FBO HI-TECH PHARMACAL CO INC SALEM NH						6.90%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			12.45%		21.83%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			12.70%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	24.55%	13.48%
HUIZENGA ASSOCIATES PC PSRP ACCT OF CHARLES G HUIZENGA & JUDITH N HUIZENGA TTEES WESTON MA							8.17%
PERSHING LLC JERSEY CITY NJ								9.29%
The Hartford Checks and Balances Fund
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			7.13%
TV2 CONSULTING LLC 401K JASON CHAN TRUSTEE IND (K) MOUNTAIN VIEW CA						7.74%
STEVEN R EBEL INDIVIDUAL 401K STEVEN R EBEL TRUSTEE IND (K) PAULLINA IA						36.70%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			6.23%		23.32%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	49.30%	29.05%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						52.48%	100.00%	100.00%
The Hartford Conservative Allocation Fd
LPL FINANCIAL SERVICES SAN DIEGO CA					7.43%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								17.84%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								82.02%

43

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

WELLS FARGO INVESTMENTS LLC MINNEAPOLIS MN					7.22%
JOHN BROGHAMMER FBO GREVE CLIFFORD WENGEL & PARAS 401 K PROFIT SHARING PLAN & TRUST SACRAMENTO CA						82.44%
IRA FBO NANCY BELL PERSHING LLC AS CUSTODIAN CUMMING GA					8.02%
MG TRUST CO CUST FBO ROBBINS TESAR INC 401K PLA DENVER CO						9.76%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY					11.47%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			7.93%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	11.15%						99.63%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	36.36%	12.62%
WELLS FARGO INVESTMENTS LLC MINNEAPOLIS MN					7.84%
The Hartford Disciplined Equity Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						95.35%	14.24%	100.00%
REALIZED FINANCIAL SOLUTIONS INC MARK SEMMELROCK TRUSTEE IND (K) PLAINVILLE CT							85.76%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			5.49%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	57.31%	24.30%	8.83%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									100.00%
The Hartford Diversified Int’l Fund
RAYMOND JAMES & ASSOC INC FBO LOPER JOAN ST PETERSBURG FL	5.00%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	83.75%	95.45%	93.71%		100.00%	100.00%	100.00%	100.00%	100.00%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	6.21%
The Hartford Dividend and Growth Fund
FIIOC FBO THE CLIFFS COMMUNITIES 401K PSP & TRUST COVINGTON KY								53.93%
FARMERS & MERCHANTS TRUST CO ATTENTION TR OPERATIONS CHAMBERSBURG PA									57.75%
COMMUNITY NATIONAL BANK TTEE FBO DUTTON BRAUN STAACK HELLMAN PLC PSP WATERLOO IA								6.99%
COMMUNITY NATIONAL BANK FBO STERNQUIST CONSTRUCTION INC 401 K PROFIT SHARING PLAN WATERLOO IA								7.93%

44

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								29.52%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							89.15%
MARK KLIMIUK FBO RADIANTBLUE TECHNOLOGIES INC 401 K PROFIT SHARING PLAN & TRUST COLORADO SPGS CO						8.11%
MG TRUST CO CUST FBO CENTRAL MICHIGAN COMMUNITY HOSPITAL DENVER CO						12.95%
RELIANCE TRUST CO FBO R&H MOTOR CARS ATLANTA GA						34.30%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	70.66%	34.59%	8.79%		88.70%				32.82%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			6.17%
The Hartford Equity Growth Allocation Fd
RAYMOND JAMES & ASSOC INC FBO LARRY MILLER & STAN BAATZ TTEE FBO APRIL LOWE ED MILLER & SONS, INC PSP OMAHA NE					12.91%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								52.64%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								47.36%
MG TRUST CO CUST FBO ROBBINS TESAR INC 401K PLA DENVER CO						84.88%
RAYMOND JAMES & ASSOC INC FBO LARRY MILLER & STAN BAATZ TTEE ED MILLER & SONS INC PSP FBO DAVID MILLER OMAHA NE					21.17%
RAYMOND JAMES & ASSOC INC FBO RAYMOND JAMES TRUST CO TTEE FBO DOROTHY BAUMGARTEN IRREV TR SAINT PETERSBURG FL					38.98%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	13.68%						99.50%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	19.24%	6.75%
JOHN BROGHAMMER FBO GREVE CLIFFORD WENGEL & PARAS 401 K PROFIT SHARING PLAN & TRUST SACRAMENTO CA						14.48%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY					13.94%
The Hartford Equity Income Fund
LEONARD GAMSS FBO KAYLIM SUPPLY CORP 401K PSP & TR BRONX NY						83.99%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									100.00%

45

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

MICHELLE CANNON MICHELLE CANNON TRUSTEE IND (K) SPRING TX							13.02%
BROOKS & ASSOCIATES 401K PLAN CLINTON M BROOKS TRUSTEE IND (K) IDAHO FALLS ID						7.98%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA					7.17%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY					13.25%
NFS LLC FEBO FLORENCE HARE ORCHARD PARK NY					20.61%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	81.20%	55.70%	9.48%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT							86.98%	100.00%
The Hartford Floating Rate Fund
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO: MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT ISELIN NJ	5.55%
PERSHING LLC JERSEY CITY NJ								68.19%
PERSHING LLC JERSEY CITY NJ									14.49%
SEI PRIVATE TRUST CO C/O M&T BANK ATTN MUTUAL FUNDS OAKS PA									15.41%
SEI PRIVATE TRUST CO FBO ROCKLAND TRUST ATTN MUTUAL FUNDS OAKS PA									5.81%
SEI PRIVATE TRUST CO C/O M&T BANK OAKS PA									61.11%
VALERIE W FULLER FBO VALERIE FULLER DO PLLC 401K PSP & TR FAIRLAWN OH								7.46%
TD AMERITRADE TRUST CO DENVER CO								24.35%
MG TRUST CO CUST FBO THOMAS J WOLF CFP DENVER CO							6.82%
COMMUNITY BANK NA CUST FBO CLIENTS OF BPA-HARBRIDGE RET PL UTICA NY							91.70%
MG TRUST CO CUST FBO AUSTIN PROVISIONS LTD DENVER CO						10.23%
MG TRUST CO CUST FBO CIRCLE D TRANMISSION LTD DENVER CO						16.06%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			13.20%		15.87%	14.34%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	15.14%	16.72%	15.75%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA						29.64%

46

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford Fundamental Growth Fund
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									100.00%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	27.58%	13.23%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	7.99%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			8.32%
The Hartford Global Communications Fund
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									99.39%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		19.47%	26.89%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	15.67%	5.90%
The Hartford Global Enhanced Dividend Fd
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%
The Hartford Global Equity Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	89.77%	83.48%	68.80%		99.02%	100.00%	100.00%	100.00%	100.00%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO		9.99%
LPL FINANCIAL SERVICES SAN DIEGO CA			7.81%
The Hartford Global Financial Svs Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	37.29%	13.38%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			11.20%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									100.00%
The Hartford Global Growth Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						38.15%	12.53%	100.00%
T. ROWE PRICE RETIREMENT PLAN SVCS FBO RETIREMENT PLAN CLIENTS OWINGS MILLS MD									36.89%
FRANCES HOLLIS BRAIN FOUNDATION INC NANCY R BRAIN TTEE PORTLAND ME									63.11%
REALIZED FINANCIAL SOLUTIONS INC MARK SEMMELROCK TRUSTEE IND (K) PLAINVILLE CT							87.47%
RDY FARMS INC RICHARD L YOUNGBLUT TRUSTEE IND (K) JESUP IA						5.61%

47

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

NATLIN LLC JASON TRUMBAUER TRUSTEE IND (K) JESUP IA						28.05%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			8.09%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	46.99%	19.92%	7.04%			13.39%
VISION GRAPHICS LLC GREG B MORGAN TRUSTEE IND (K) IDAHO FALLS ID						14.80%
The Hartford Global Health Fund
RELIANCE TRUST COMPANY FBO CLARENDON NATL ATLANTA GA								47.16%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			17.46%
WILLIAM H GATES III AND MELINDA FRENCH GATES CO-TRUSTEES BILL & MELINDA GATES FOUNDATION KIRKLAND WA									98.89%
RELIANCE TRUST CO CUST FOR RELIANCE TRUST CO FBO NORTH AMERICA RISK SERVICES ATLANTA GA								6.31%
COUNSEL TR DBA MATC FBO UNIVERSAL TECHNOLOGY INC 401K PSP & TR PITTSBURGH PA								16.61%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								29.63%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	27.77%	17.25%
DONNA M ROBINSON FBO NORDOL INC 401K PSP & TR BELLMAWR NJ						8.39%
ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS GREENWOOD VLG CO						33.30%
NFS LLC FEBO HUNTINGTON NATIONAL BANK FBO EB ACCOUNTS COLUMBUS OH						42.52%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			6.45%		6.58%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							95.04%
The Hartford Global Technology Fund
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			16.64%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	19.82%	7.61%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									100.00%
The Hartford Growth Allocation Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	26.39%	8.98%

48

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

LPL FINANCIAL SERVICES SAN DIEGO CA					5.38%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								12.25%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								87.48%
THOMAS VACCA FBO GORMAN-THOMAS INC 401K PSP & TR BEDFORD NH						6.46%
COUNSEL TRUST DBA MATC FBO UNITED RESTAURANT EQUIPMENT CO 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA						8.32%
MG TRUST CO CUST FBO ROBBINS TESAR INC 401K PLA DENVER CO						25.01%
WARNKE RESEARCH SERVICES, LLC INDIVIDUAL 401K JON WARNKE TRUSTEE IND (K) FBO BERNADETTE M WARNKE GENEVA MN						41.13%
NFS LLC FEBO NFS/FMTC R/O IRA FBO WALTER A ALVAREZ MIAMI FL					8.28%
NFS LLC FEBO NORMAN W HINTON CARMEN HINTON MIAMI FL					11.14%
RAYMOND JAMES & ASSOC INC FBO LARRY MILLER & STAN BAATZ TTEE ED MILLER & SONS INC PSP FBO DAVID MILLER OMAHA NE					11.67%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY					13.04%	8.06%
NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO JULIO D TORRES MD HIALEAH FL					13.26%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	7.26%						99.11%
LPL FINANCIAL SERVICES SAN DIEGO CA					5.38%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.04%
The Hartford Growth Fund
JEFFREY A GRUBB FBO INNOVA MARKETING INC 401K PSP & TR EDEN PRAIRIE MN						60.66%
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS CHARLOTTE NC									10.13%
JOHN M PETERSEN NAPLES FL									11.97%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY									76.58%

49

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								100.00%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							100.00%
COUNSEL TR DBA MATC FBO JOHNNY TART ENTERPRISES INC 401K PSP & TR PITTSBURGH PA						26.83%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			5.36%		50.42%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			13.93%
PFPC INC AS AGENT FOR PFPC TRUST FBO JJB HILLIARD WL LYONS INC KNG OF PRUSSA PA	5.37%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	23.04%	13.67%
TRUST CO N A FBO DUTTON PLUMBING INC 401K PSP & TR THOUSAND OAKS CA						7.47%
The Hartford Growth Opportunities Fund
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA								53.82%
NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS PURCHASE NY									6.69%
FINABAD C/O FIRST ADVISORS BAR HARBOR ME									6.46%
MAC & CO ACCT ATTN MUTUAL FUND OPS PITTSBURGH PA									7.51%
NFS LLC FEBO AMERICAN TRUST&SVGS DBA TRUSTY TTEE FBO CLIENTS DUBUQUE IA									18.92%
NFS LLC FEBO K BESLEY T CHEEK D FERRALLI V SCHRICKEL ROLLINS & ASSOC INC 40 ARLINGTON TX								6.10%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								8.58%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							66.12%

50

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

WTRISC AS TTEE FBO CAPITAL ASSOCIATED INDUSTRIES, INC. PENSION PLAN PHOENIX AZ						5.26%
WTRISC TNEMEC CO INC 401K SAVINGS PLAN PHOENIX AZ						12.29%
MARIL & CO FBO 76 C/O M&I TR CO NA PPW-08-WM MILWAUKEE WI					5.73%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY		7.80%	19.14%		7.43%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	22.82%	7.70%	29.02%			15.24%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	7.06%	9.75%
FIIOC FBO MCWANE SALARIED 401K RETIREMENT PLAN COVINGTON KY							12.11%
The Hartford High Yield Fund
IRA FBO KAREN E TINSLEY SUNAMERICA TRUST CO CUST ROLLOVER ACCOUNT SOMERSET KY					5.36%
GARY L WUESTENBERG REALTOR INC. GARY L WUESTENBERG TRUSTEE IND (K) MARTINEZ CA						19.23%
BROOKS & ASSOCIATES 401K PLAN CLINTON M BROOKS TRUSTEE IND (K) IDAHO FALLS ID						19.80%
RK SALES AND MARKETING INC RUSSELL HEITHOFF TRUSTEE IND (K) BENTONVILLE AR						24.87%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY					5.10%
MARY R WEISBROD ROBERT M WEISBROD TEN COM LYNNFIELD MA					5.50%
PERSHING LLC JERSEY CITY NJ					5.64%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	36.95%	21.45%
PERSHING LLC JERSEY CITY NJ					5.75%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						31.26%	100.00%	100.00%
PERSHING LLC JERSEY CITY NJ					9.42%
PERSHING LLC JERSEY CITY NJ					12.16%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ	7.93%
ROSALYN MAZEN WARMINSTER PA					5.52%

51

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford High Yield Muni Bond Fd
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	9.31%	18.05%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			5.38%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	15.05%	18.73%	27.10%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ					30.82%
The Hartford Income Allocation Fund
CHRISTINA HILSMAN FBO SAINT JOSEPHS EPISCOPAL SCHOOL 401 K PROFIT SHARING PLAN & TRUST BOYNTON BEACH FL						35.19%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	42.67%	22.96%	7.27%
MARIANNE BERTINO MARIANNE BERTINO TRUSTEE IND (K) SCOTTSDALE AZ						5.15%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								100.00%
COUNSEL TRUST DBA MATC FBO UNITED RESTAURANT EQUIPMENT CO 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA						5.79%
BROOKS & ASSOCIATES 401K PLAN CLINTON M BROOKS TRUSTEE IND (K) IDAHO FALLS ID						8.58%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						11.82%
RK SALES AND MARKETING INC RUSSELL HEITHOFF TRUSTEE IND (K) BENTONVILLE AR						14.44%
NFS LLC FEBO LOIS A TOPPING MCLEAN VA					7.23%
LPL FINANCIAL SERVICES SAN DIEGO CA					8.06%
LPL FINANCIAL SERVICES SAN DIEGO CA					8.23%
LPL FINANCIAL SERVICES SAN DIEGO CA					14.62%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	10.19%						98.69%

52

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

LPL FINANCIAL SERVICES SAN DIEGO CA					6.27%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			8.48%
The Hartford Income Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	68.40%	33.84%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			14.28%
The Hartford Inflation Plus Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	9.59%
UBS FINANCIAL SERVICES INC FBO ROCKFORD MANUFACTURING 401 K SVGS PLAN ERNEST KOELLA TTEE ACCT ROCKFORD TN							95.49%
FRED AHARI FBO BIOPSY SCIENCES LLC 401K PSP & TR CLEARWATER FL						5.59%
ENGRAVERS RESOURCES ROBERT REVERE TRUSTEE IND (K) FBO ROBERT REVERE TEMECULA CA						7.55%
COUNSEL TRUST DBA MATC FBO RIGHT TRAC FINANCIAL GROUP INC 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA						9.43%
WALKER 401K NICHOLAS WALKER TRUSTEE IND (K) SAN FRANCISCO CA						9.91%
GPC SECURITIES INC AGENT FOR RELIANCE TRUST CO FBO KEANE CAPITAL MANAGEMENT INC PSP ATLANTA GA						12.40%
ORCHARD TRUST CO LLC CUST FBO OPP FUNDS RECORDK PRO RET PL GREENWOOD VLG CO						37.90%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	8.49%	9.22%	16.63%
JAGDISH B KOTHARI JAGDISH B KOTHARI TRUSTEE IND (K) HOUSTON TX								13.60%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY		7.83%	8.70%		21.20%
TD AMERITRADE TRUST CO DENVER CO								64.81%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								19.50%

53

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford International Growth Fund
MG TRUST CO CUST FBO ALTERNATE SOLUTIONS HOMECARE LLC DENVER CO							16.96%
KEYBANK NA FBO UNIVERSITY CIRCLE INC CUS CLEVELAND OH									11.57%
PACIFIC LUTHERAN UNIVERSITY ATTN: FIOP TACOMA WA									22.40%
KEY BANK NA CUST RAINBOW HOSPITAL CLEVELAND OH									24.82%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY									37.00%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								91.41%
STATE STREET BANK AND TRUST CO CUST FBO CINCINNATI UNITED CONTRACTORS INC BOSTON MA							38.81%
STATE STREET BANK AND TRUST CO CUST FBO DESOTO SALES BOSTON MA							43.39%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ					86.15%
PENSON FINANCIAL SERVICES INC DALLAS TX								8.59%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			13.73%			5.11%
STATE STREET BANK AND TRUST CO CUST FBO STANLEY CAPITAL MORTGAGE INC ENGLEWD CLFS NJ						7.12%
STATE STREET BANK AND TRUST CO CUST FBO GUARDHILL FINANCIAL CORP NEW YORK NY						18.26%
STATE STREET BANK AND TRUST CO CUST FBO THE FIRST NATIONAL BANK OF SYCAMORE SYCAMORE OH						15.45%
STATE STREET BANK AND TRUST CO CUST FBO UNITED ENGINEERING COMPANY 401K PLAN PEVELY MO						10.98%
STATE STREET BANK AND TRUST CO CUST FBO TRUSTAFF MANAGEMENT INC CINCINNATI OH						10.69%
STATE STREET BANK AND TRUST CO CUST FBO HARLAN GLOBAL MANUFACTURING KANSAS CITY KS						8.22%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	52.73%	24.69%			8.25%

54

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford Int’l Opportunities Fund
RK SALES AND MARKETING INC RUSSELL HEITHOFF TRUSTEE IND (K) BENTONVILLE AR						12.58%
GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO GRAND RAPIDS BOLT & NUT CO 401K ATLANTA GA							23.02%
SAXON & CO PHILADELPHIA PA									47.94%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									48.99%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								14.91%
FIIOC FBO C-E MINERALS (UNION PLAN FOR TN ELCTRO MINERALS, INC) COVINGTON KY							8.51%
FIIOC FBO C-E MINERALS INC COVINGTON KY							63.89%
WALKER 401K NICHOLAS WALKER TRUSTEE IND (K) SAN FRANCISCO CA						7.91%
PERMANENT COSMETIC MAKEUP BY LAURA J ALBANO LAURA J ALBANO TRUSTEE IND (K) RLLNG HLS EST CA						9.86%
RAYMOND JAMES & ASSOC INC FBO MARILYN J CLARK COLUMBUS OH					26.25%
TIMOTHY SPIRES FBO SPIRES MOTORS INC 401K PSP & TR LANCASTER OH						34.41%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY		5.20%	14.61%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					26.15%			60.71%
SCOTT D HEINS SCOTT D HEINS TRUSTEE IND (K) IXONIA WI								24.38%
WELLS FARGO INVESTMENTS LLC MINNEAPOLIS MN					8.86%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	44.20%	15.91%
RAYMOND JAMES & ASSOC INC CSDN FBO TIMOTHY B NORRIS IRA SPRINGFIELD OH					6.88%
RBC CAPITAL MARKETS CORP FBO MICHAEL HUGHES MARGARET HUGHES WEST RICHLAND WA					6.01%
WELLS FARGO INVESTMENTS LLC MINNEAPOLIS MN					5.87%

55

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford Int’l Small Company Fund
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY		6.04%	6.86%		66.93%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.61%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									63.01%
SJGC 99 GENERAL PARTNERSHIP TULSA OK									22.17%
KING HARRIS TTEE FBO KING WILLIAM W HARRIS TRUST DTD 01/12/90 C/O HARRIS HOLDINGS CHICAGO IL									10.21%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	21.32%	7.15%
The Hartford LargeCap Growth Fund
FIRST CLEARING, LLC ELDORE B NASH (IRA) FCC AS CUSTODIAN MINNETONKA MN			11.39%
PERSHING LLC JERSEY CITY NJ			11.30%
FIRST CLEARING LLC BARRON B MACK JR FORT MILL SC		16.77%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	82.09%	40.67%	26.83%						100.00%
LPL FINANCIAL SERVICES SAN DIEGO CA			5.88%
US BANK NATIONAL ASSOC C/F JAMES DUFFY R/OVER IRA LEVITTOWN PA		9.75%
The Hartford MidCap Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	31.54%	17.20%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY		5.35%	9.76%
FIRST CLEARING, LLC WBNA SECURED PARTY UNDER AR OFFERING BASIS AGMT & SEC. RICHMOND VA									53.80%
CALHOUN & CO C/O COMERICA BANK DETROIT MI									16.59%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									7.81%
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS CHARLOTTE NC									7.51%
The Hartford MidCap Growth Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	20.13%	7.81%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT									53.73%

56

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN									46.27%
The Hartford MidCap Value Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	56.90%	19.82%
T. ROWE PRICE RETIREMENT PLAN SVCS FBO RETIREMENT PLAN CLIENTS OWINGS MILLS MD									77.25%
STATE STREET BANK AND TRUST CO TTEE FBO VARIOUS AMERICAN NW RETIREMENT PLANS KANSAS CITY MO									22.75%
The Hartford Money Market Fund
RK SALES AND MARKETING INC KRISTINE HEITHOFF TRUSTEE IND (K) BENTONVILLE AR						6.24%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	19.26%	12.58%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT									100.00%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								100.00%
BTD ENTERPRISES LORI M THOMAS TRUSTEE IND (K) COLONA IL						5.03%
ISAAC FACHUER FBO CPD 401K PLAN RIDGELAND MS						5.24%
BENJAMIN PODEMSKI BARBI PODEMSKI TRUSTEE IND (K) SEATTLE WA						6.89%
GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO MACKINAW ADMINISTRATORS EE PLAN ATLANTA GA						17.18%
RK SALES AND MARKETING INC RUSSELL HEITHOFF TRUSTEE IND (K) BENTONVILLE AR						18.68%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			9.18%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	6.17%						96.15%
BARBI PODEMSKI BARBI PODEMSKI TRUSTEE IND (K) SEATTLE WA						6.89%
The Hartford Retirement Income Fund
RAYMOND JAMES & ASSOC INC FBO GINGRICH ROSE ST PETERSBURG FL			6.88%

57

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								90.89%
MG TRUST CO CUST FBO TOMLINSON/ERWIN-LAMBETH INC 401K DENVER CO						78.01%
FIRST CLEARING, LLC DONADL L LEVAULT IRA LAS VEGAS NV			8.40%
FIRST CLEARING, LLC MAFALDA AMATO ARDMORE PA			22.86%
RAYMOND JAMES & ASSOC INC FBO CHAFFEE TR ST PETERSBURG FL		5.89%
US BANK NATIONAL ASSOC C/F DAVID L BRUEGGEMANN IRA DELAVAN WI		7.37%
FIRST CLEARING, LLC MARGARET A MATZ WINCHESTER VA		9.39%
FIRST CLEARING, LLC RAYMOND SIEGEL REV LIV TRUST BOCA RATON FL		13.61%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	30.37%						97.87%
H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN	9.11%	32.08%	11.82%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	26.65%	10.66%
US BANK NATIONAL ASSOC C/F CUST FOR THE SEP IRA OF GERALD P BEST DAVIS CA		7.10%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						21.76%		9.11%
The Hartford Select MidCap Value Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	27.96%	15.35%
The Hartford Select SmallCap Value Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO		5.44%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	80.59%	39.61%	27.08%
The Hartford Short Duration Fund
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY	5.18%		8.11%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	29.84%	17.75%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	6.57%		22.25%

58

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford Small Company Fund
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								10.24%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY									80.04%
WELLS FARGO BANK NA FBO RETPLAN SVCS MINNEAPOLIS MN								5.01%
SEI PRIVATE TRUST CO C/O SUNTRUST BANK OAKS PA								5.50%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			6.83%
ATTN MUT FUNDS NFS LLC FEBO MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG MILWAUKEE WI								6.68%
WELLS FARGO BANK NA FBO RETPLAN SVCS MINNEAPOLIS MN									9.56%
RELIANCE TRUST COMPANY FBO CLARENDON NATL ATLANTA GA								6.71%
ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS GREENWOOD VLG CO								7.57%
NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING COLUMBUS OH							5.02%
WELLS FARGO BANK WEST NA FBO VARIOUS FASCORP RECORDKEPT PLN OMNI WELLS FARGO INSTITUTIONAL GREENWOOD VLG CO							13.85%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							56.71%
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 002 MINISTRY HEALTH CARE INC MILWAUKEE WI						44.73%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			10.00%		12.95%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS SAN FRANCISCO CA	11.89%						5.95%	26.79%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	16.67%	8.12%

59

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

WILMINGTON TRUST CO TTEE FBO 401K ST PAUL ELEC CONST WORKERS DEF COMP C/O MUTUAL FUNDS WILMINGTON DE 19899-8880								15.27%
RELIANCE TRUST CO FBO ECPI COLLEGES ATLANTA GA						7.11%
The Hartford SmallCap Growth Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						48.15%
NORTHERN TRUST COMPANY CUSTODIAN FBO ACF-ADVOCATE CHICAGO IL									9.17%
NFSC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS COVINGTON KY									87.04%
ATTN MUT FUNDS NFS LLC FEBO MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG MILWAUKEE WI								95.69%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT							12.00%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							80.33%
NATLIN LLC JASON TRUMBAUER TRUSTEE IND (K) JESUP IA						37.17%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY		5.34%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	11.20%
GREG GROSVENOR FBO TELESOURCE INTERNATIONAL INC 401 K PROFIT SHARING PLAN & TRUST LOMBARD IL						5.36%
The Hartford Stock Fund
SUSAN WILLIS RESEARCH IND 401K PLAN SUSAN WILLIS TRUSTEE IND (K) MONTGOMERY AL						7.72%
SAXON & CO PHILADELPHIA PA									88.34%
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA									9.21%
EMERALD LAWN SERVICE INC PAUL P HOWELL TRUSTEE IND (K) KEARNY NJ							9.05%
ELEVATED STRUCTURES LLC ROBERT ADAMO TRUSTEE IND (K) OLD TAPPAN NJ							17.27%
PERSHING LLC JERSEY CITY NJ							55.06%

60

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

MG TRUST CO TTEE PALCO TELECOM SERVICE INC DENVER CO						34.28%
NATLIN LLC JASON TRUMBAUER TRUSTEE IND (K) JESUP IA						35.13%
RBC CAPITAL MARKETS CORP FBO JUDY A JENNINGS OMER N JENNINGS TRUST U/A DTD 01/01/2002 KENNEWICK WA					24.16%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT					27.03%	22.87%	18.62%	100.00%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	42.78%	15.43%	5.65%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			7.70%		48.81%
The Hartford Strategic Income Fund
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	11.48%		8.92%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	13.13%	12.55%
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ					10.03%
The Hartford Target Retirement 2010 Fund
H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN		27.69%	16.23%						100.00%
LPL FINANCIAL SERVICES SAN DIEGO CA			7.10%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								98.63%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						6.68%
MG TRUST CO CUST FBO FRCA DENVER CO						90.43%
JAMES ECKSTEIN 401K INDIVIDUAL JAMES L ECKSTEIN TRUSTEE IND (K) HECTOR MN			6.61%
US BANK NATIONAL ASSOC C/F REYNOLD E COMBS SIMPLE IRA OLIVET MI			6.71%
US BANK NATIONAL ASSOC C/F MARJORIE E ALBERT SIMPLE IRA LOS ANGELES CA		5.93%
NFS LLC FEBO NFS/FMTC IRA FBO BETTY S PRICE JACKSONVILLE BEACH FL		35.26%
HARTFORD SECURITIES DISTRIB. CO INC FBO 403(B)(7) PREMIER ENTERPRISE PRODUCT HARTFORD CT	5.66%

61

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

PERSHING LLC JERSEY CITY NJ	11.38%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	62.65%						99.01%
LPL FINANCIAL SERVICES SAN DIEGO CA			8.72%
The Hartford Target Retirement 2015 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						96.87%	100.00%	100.00%
The Hartford Target Retirement 2020 Fund
US BANK NATIONAL ASSOC C/F JAMES V LOUGHLIN DCD FBO MARIE A MAGLIANO BENE IRA NEWTON NJ			6.74%
MG TRUST CO CUST FBO FRIENDSWOOD ISD 403 B PLAN DENVER CO						51.81%
H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN									100.00%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								99.46%
MG TRUST CO CUST FBO MDF SYSTEMS INC DENVER CO						31.30%
US BANK NATIONAL ASSOC C/F MARIA G DICHOSO-WOOD R/OVER IRA MINT HILL NC			5.35%
CARPE DIEM COMMUNICATIONS INC ACCT OF JULIE EDELMAN MAHWAH NJ			6.94%
US BANK NATIONAL ASSOC C/F JUDITH E BARKLEY IRA BURLINGTON CT			10.09%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	72.70%						98.50%
US BANK NATL ASSOC C/F COURTNEY SEARLS-RIDGE SEP SEATTLE WA		5.84%
BTD ENTERPRISES LORI M THOMAS TRUSTEE IND (K) COLONA IL						14.52%
AMERICAN ENTERPRISE INVESTMENT SVCS MINNEAPOLIS MN		9.10%
US BANK NATIONAL ASSOC C/F SUSAN ALFORD IRA MIDDLESEX NC		10.26%
US BANK NATIONAL ASSOC C/F LARRY E PATTERSON SIMPLE IRA SPEARFISH SD			6.88%

62

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

The Hartford Target Retirement 2025 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						100.00%	100.00%	100.00%
The Hartford Target Retirement 2030 Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT GOVERNMENT BUSINESS HARTFORD CT								97.72%
COUNSEL TRUST DBA MATC FBO TEXAS OUTDOOR POWER EQUIPMENT 401 K PROFIT SHARING PLAN & TRUST PITTSBURGH PA						96.71%
IRA FBO CHRISTOPHER M COLLAR PERSHING LLC AS CUSTODIAN ROLLOVER ACCOUNT APPLETON WI			6.91%
LPL FINANCIAL SERVICES SAN DIEGO CA			7.08%
WELCOME NEIGHBOR INC IND 401K PLAN SUSAN D COYNE TRUSTEE IND (K) FBO JEFFREY COYNE CORNELIUS NC			9.66%
SANDRA K FRICKEY JUNEAU AK		5.40%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT	72.63%						98.55%
H L INVESTMENT ADVISORS ATTN MARILYN ORR WOODBURY MN									100.00%
US BANK NATIONAL ASSOC C/F ARLETHA L NORTHROP R/OVER IRA EVERETT WA		6.63%
The Hartford Target Retirement 2035 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						100.00%	100.00%	100.00%
The Hartford Target Retirement 2040 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						100.00%	100.00%	100.00%
The Hartford Target Retirement 2045 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						100.00%	100.00%	100.00%
The Hartford Target Retirement 2050 Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT						100.00%	100.00%	100.00%
The Hartford Tax-Free California Fund
LPL FINANCIAL SERVICES SAN DIEGO CA	5.39%
NFS LLC FEBO MOLLIE L VASQUEZ TTEE LAWRENCE VASQUEZ BYPASS TR U/W 1/11/03 MORGAN HILL CA		20.22%

63

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

MS&CO FBO JOHN P & MARGARET A HUSHER CO-TTEE HUSHER REVOCABLE TRUST U/A DTD 05/31/1996 LOS ALTOS CA	6.93%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	7.66%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	14.96%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	21.73%	9.01%
LUCILLE E HORSTMAN OR JUDY ANN CIPRIANI TTEES FBO GILBERT F AND LUCILLE E HORSTMAN LIFETIME TRUST DTD 3/8/90 ARCADIA CA		6.87%
The Hartford Tax-Free Minnesota Fund
PERSHING LLC JERSEY CITY NJ			7.96%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	57.52%	26.35%
HELEN C JOHNSON AND MARSHA D FUERST JTTEN WHITE BEAR LK MN				17.95%
U.S. BANCORP INVESTMENTS, INC. MINNEAPOLIS MN				5.92%
BETTY MAE NELSON TOD THOMAS M DAHL, VICKIE LEE-LASLEY & JULIE N NELSON POA HUTCHINSON MN				24.46%
PERSHING LLC JERSEY CITY NJ			5.91%
PERSHING LLC JERSEY CITY NJ			6.22%
RAYMOND JAMES & ASSOC INC FBO ANN HAGLUND TTEE U/W EVELYN DOLLE SHOREVIEW MN			7.69%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		5.53%	12.94%
NFS LLC FEBO LUCILLE M STOLPMAN ORTONVILLE MN		5.61%
LPL FINANCIAL SERVICES SAN DIEGO CA		11.31%
FIRST CLEARING, LLC HARRIETT C KUREK EDEN PRAIRIE MN		13.76%
FLORENCE M LUTTER ROCHESTER MN		17.73%
PERSHING LLC JERSEY CITY NJ			14.01%
FIRST CLEARING, LLC CAROL SMITHERS COON RAPIDS MN		14.52%
The Hartford Tax-Free National Fund
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			6.96%
THOMAS A HEBERT TOD OCONOMOWOC WI				9.16%

64

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

MAE LOVETT TOD WEST PALM BCH FL		5.32%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL	9.38%		13.46%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	41.00%	18.47%							5.14%
RAYMOND JAMES & ASSOC INC FBO REINHOLD A PREIK TTEE U/A DTD APR 15 2008 REINHOLD A PREIK LIVING TRUST AMELIA ISLAND FL					51.72%
The Hartford Tax-Free New York Fund
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT	82.32%	75.77%	49.93%
NFS LLC FEBO # MAUREEN TRENK NEW YORK NY		6.68%
RAYMOND JAMES & ASSOC INC FBO KAUFMAN EVELYN ST PETERSBURG FL			8.83%
NFS LLC FEBO ALICE R COHEN MICHAEL COHEN NEW YORK NY			8.48%
The Hartford Total Return Bond Fund
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							94.90%
RICHARD A BALL TTEE BALL CONSULTING GROUP LTD 401K PLAN FBO LOIS E BALL GREAT BEND KS						6.92%
HARTFORD SECURITIES DISTRIB. CO INC FBO VARIOUS RETIREMENT PLANS HARTFORD CT								100.00%
SAXON & CO PHILADELPHIA PA									8.65%
MG TRUST CO CUST FBO SEELY & DURLAND INC 401K PROFIT DENVER CO						6.49%
ED DREW WAYNE WILLIAMS FBO PERSONAL FLIGHT GROUP INC 401K PSP & TR SEYMOUR TN						33.73%
NFS LLC FEBO HUNTINGTON NATIONAL BANK COLUMBUS OH					6.71%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.98%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			6.64%		15.41%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	58.55%	25.56%	5.23%

65

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

SAXON & CO PHILADELPHIA PA									91.35%
RICHARD A BALL TTEE BALL CONSULTING GROUP LTD 401K PLAN FBO RICHARD A BALL GREAT BEND KS						9.54%
The Hartford US Government Sec Fund
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	38.33%	16.92%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL		6.28%	22.52%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			5.99%
The Hartford Value Fund
ORCHARD TRUST CO LLC CUST FBO OPP FUNDS RECORDK PRO RET PL GREENWOOD VLG CO						97.49%
MG TRUST CO CUST FBO BRIGGS ENGINEERING INC DENVER CO									100.00%
DBTCO TTEE COUNSEL TRUST CO FBO GREENE PLASTICS 401K RETPLAN DUBUQUE IA							100.00%
NFS LLC FEBO HUNTINGTON NATIONAL BANK COLUMBUS OH					30.84%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			6.32%		22.63%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	49.18%	16.61%
NFS LLC FEBO HUNTINGTON NATIONAL BANK COLUMBUS OH					24.96%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								100.00%
The Hartford Value Opportunities Fund
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			8.09%
HARTFORD LIFE INSURANCE COMPANY ATTN: MARK STROGOFF HARTFORD CT								100.00%
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							98.49%
STATE STREET BANK AND TRUST CO FBO CENTRAL MAINTENANCE & SERVICE CO PITTSBURGH PA						5.12%

66

	Class A	Class B	Class C	Class L	Class I	Class R3	Class R4	Class R5	Class Y

STATE STREET BANK AND TRUST CO CUST FBO AGINCOURT WALLBOARD LLC BOSTON MA						8.60%
STATE STREET BANK AND TRUST COMPANY FBO MARVIN MAESER PLUMBING 401K LOUISVILLE KY						17.65%
STATE STREET BANK AND TRUST CO CUST FBO DAY NURSERY ASSOCIATION INDIANAPOLIS IN						19.25%
NFS LLC FEBO KATHARINA E COLES TOD BENES ON FILE PITTSBURGH PA					6.99%
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH NEW YORK NY			12.40%		22.86%
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	48.03%	17.35%
HASCO AUDIT ACCOUNT MUTUAL FUND PROJECTS 4R-1 SAINT PAUL MN									100.00%
STATE STREET BANK AND TRUST CO CUST FBO AUTOCAR LLC HAGERSTOWN IN						29.61%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders. As of January 1, 2009, Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, owned of record 95.72% of Diversified International Fund, 100% of Global Enhanced Dividend Fund, 89.99% of Global Equity Fund, 46.58% of LargeCap Growth Fund, 98.94% of Target Retirement 2015, 100% of Target Retirement 2025, 100% of Target Retirement 2035, 100% of Target Retirement 2040, 100% of Target Retirement 20415 and 100% of Target Retirement 2050, and therefore, is a control person of each of those Funds.

INVESTMENT MANAGEMENT ARRANGEMENTS

          Each Company, on behalf of the relevant Funds, has entered into an investment management agreement with HIFSCO. The investment management agreements provide that HIFSCO, subject to the supervision and approval of the applicable Company’s board of directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative services to both Companies, including, personnel, services, equipment and facilities and office space for proper operation of the Companies. Although HIFSCO, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Companies, each Fund pays for these services directly.

          With respect to Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, LargeCap Growth Fund, Money Market Fund, MidCap Growth Fund, Select MidCap Value Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Strategic Income Fund, Tax-Free California Fund, Tax-Free National Fund, Total Return Bond Fund, U.S. Government Securities Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Growth Fund, Conservative Allocation Fund, Income Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, HIFSCO has entered into an investment services agreement with Hartford Investment Management for the provision of the day-to-day investment management services. With respect to Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Fundamental Growth Fund, Global Communications Fund, Global Equity Fund, Global Financial Services Fund, Global Growth Fund, Global Health Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Value Fund and Value Opportunities Fund, HIFSCO has entered into an investment sub-advisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the applicable Company’s board of directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each

67

Fund. With respect to Select SmallCap Value Fund, HIFSCO has entered into investment sub-advisory agreements with KAR, MetWest Capital and SSgA FM. Under the sub-advisory agreements, KAR, MetWest Capital and SSgA FM, subject to the general supervision of the applicable Company’s board of directors and HIFSCO, are responsible for (among other things) the day-to-day investment and reinvestment of the assets of Select SmallCap Value Fund and furnishing advice and recommendations with respect to investments and the purchase and sale of appropriate securities for Select SmallCap Value Fund. With respect to Checks and Balances Fund, HIFSCO does not employ the services of a sub-adviser in its management of the fund.

          Hartford Investment Management administers the asset allocation program for Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Income Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund. HIFSCO administers the asset allocation program for Checks and Balances Fund.

          The Funds (except the funds of funds) rely on an exemptive order from the SEC under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

          The specific conditions of the exemptive order are as follows:

          1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities.

          2. The applicable Funds must disclose in their prospectuses the existence, substance and effect of the exemptive order. In addition, the applicable Funds must hold themselves out to the public as employing the Manager of Managers structure. The prospectuses will prominently disclose that HIFSCO has ultimate responsibility (subject to oversight by the Board of Directors) to oversee the sub-advisers and recommend their hiring, termination and replacement.

          3. Within ninety (90) days of the hiring of any new sub-adviser, the shareholders participating in the applicable Funds will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser. HIFSCO will meet this condition by providing shareholders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), except as modified by the order to permit aggregate fee disclosure.

          4. HIFSCO will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders.

          5. At all times, a majority of the Board of Directors of the Company will be directors who are not “interested persons,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the Company (“Independent Directors”), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

          6. When a sub-adviser change is proposed for a Fund with an affiliated sub-adviser, the Board of Directors, including a majority of the Independent Directors, will make a separate finding, reflected in the Board of Directors’ minutes, that the change is in the best interests of the Fund and the shareholders participating in the Fund and does not involve a conflict of interest from which HIFSCO or the affiliated sub-adviser derives an inappropriate advantage.

          7. HIFSCO will provide general management services to the Company and the applicable Funds, including overall supervisory responsibility for the general management and investment of each applicable Fund’s investments portfolio, and, subject to review and approval by the Board of Directors, will: (a) set the applicable Fund’s overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of the applicable Fund’s assets; (c) allocate and, when appropriate, reallocate the applicable Fund’s assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the applicable Fund’s investment objective, policies and restrictions.

          8. No director or officer of the Company or directors or officers of HIFSCO will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any sub-adviser except for (i) ownership of interests in HIFSCO or any entity that controls, is controlled by or is under common control with HIFSCO; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

          9. The Company will include in its registration statement the aggregate fee disclosure.

68

          10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Funds. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

          11. HIFSCO will provide the Board of Directors, no less often than quarterly, with information about HIFSCO’s profitability. Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

          12. When a sub-adviser is hired or terminated, HIFSCO will provide the Board of Directors with information showing the expected impact on HIFSCO’s profitability.

          As provided by the investment management agreements, each Fund pays HIFSCO an investment management fee (except Checks and Balances Fund, which pays no management fee), which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of each Fund’s average daily net assets. With respect to each of the Funds, except Checks and Balances Fund, HIFSCO, not any Fund, pays the sub-advisory fees to the applicable sub-adviser(s) and the investment services fee to Hartford Investment Management.

MANAGEMENT FEES

          Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value as follows:

Diversified International Fund and Select SmallCap Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	1.0000%
Next $500 million	0.9500%
Next $4 billion	0.9000%
Next $5 billion	0.8975%
Amount Over $10 billion	0.8950%

Capital Appreciation II Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $250 million	1.0000%
Next $250 million	0.9500%
Next $500 million	0.9000%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

Global Enhanced Dividend Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	1.0000%
Next $500 million	0.9500%
Next $4 billion	0.9000%
Next $5 billion	0.8800%
Amount Over $10 billion	0.8700%

Global Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.9500%
Next $500 million	0.9000%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

69

Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, International Growth Fund and International Small Company Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.9000%
Next $500 million	0.8500%
Next $4 billion	0.8000%
Next $5 billion	0.7975%
Amount Over $10 billion	0.7950%

Growth Fund and Growth Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $100 million	0.9000%
Next $150 million	0.8000%
Next $4.75 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

SmallCap Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $100 million	0.9000%
Next $150 million	0.8000%
Next $250 million	0.7000%
Next $4.5 billion	0.6500%
Next 5 billion	0.6300%
Amount Over $10 billion	0.6200%

Fundamental Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.8500%
Next $500 million	0.8000%
Next $4 billion	0.7500%
Next $5 billion	0.7475%
Amount Over $10 billion	0.7450%

Small Company Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $250 million	0.8500%
Next $250 million	0.8000%
Next $500 million	0.7500%
Next $500 million	0.7000%
Next $3.5 billion	0.6500%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

Global Growth Fund, International Opportunities Fund and MidCap Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.8500%
Next $500 million	0.7500%
Next $4 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

Value Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $100 million	0.8000%
Next $150 million	0.7500%
Next $4.75 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

MidCap Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.8000%
Next $500 million	0.7250%
Next $4 billion	0.6750%
Next $5 billion	0.6725%
Amount Over $10 billion	0.6700%

70

Capital Appreciation Fund and Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.8000%
Next $500 million	0.7000%
Next $4 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

Equity Income Fund and Stock Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.7500%
Next $500 million	0.7000%
Next $4 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

MidCap Growth Fund and Select MidCap Value Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.7500%
Next $500 million	0.7000%
Next $4 billion	0.6500%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6200%

Disciplined Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.7500%
Next $500 million	0.6750%
Next $4 million	0.6250%
Next $5 million	0.6225%
Amount Over $10 billion	0.6200%

Dividend and Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.7500%
Next $500 million	0.6500%
Next $4 billion	0.6000%
Next $5 billion	0.5975%
Amount Over $10 billion	0.5950%

Balanced Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $250 million	0.7250%
Next $250 million	0.7000%
Next $500 million	0.6750%
Next $4 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

High Yield Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.7000%
Next $500 million	0.6500%
Next $4 billion	0.6000%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

Advisers Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.6900%
Next $500 million	0.6250%
Next $4 billion	0.5750%
Next $5 billion	0.5725%
Amount Over $10 billion	0.5700%

71

Floating Rate Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.6500%
Next $4.5 billion	0.6000%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5700%

LargeCap Growth Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.6500%
Next $500 million	0.6000%
Next $4 billion	0.5500%
Next $5 billion	0.5300%
Amount Over $10 billion	0.5200%

Total Return Bond Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.5500%
Next $500 million	0.5250%
Next $4 billion	0.5000%
Next $5 billion	0.4800%
Amount Over $10 billion	0.4700%

Income Fund, Inflation Plus Fund and U.S. Government Securities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.5500%
Next $4.5 billion	0.5000%
Next $5 billion	0.4800%
Amount Over $10 billion	0.4700%

High Yield Municipal Bond Fund and Strategic Income Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.5500%
Next $500 million	0.5000%
Next $4 billion	0.4750%
Next $5 billion	0.4550%
Over $10 billion	0.4450%

Tax-Free California Fund and Tax-Free National Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.5000%
Next $4.5 billion	0.4500%
Next $5 billion	0.4300%
Amount Over $10 billion	0.4200%

Short Duration Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.4500%
Next $4.5 billion	0.4000%
Next $5 billion	0.3800%
Amount Over $10 billion	0.3700%

Money Market Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.4500%
Next $4 billion	0.4000%
Next $5 billion	0.3800%
Amount Over $10 billion	0.3700%

Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.1500%
Next $4.5 billion	0.1000%
Next $5 billion	0.0800%
Amount Over $10 billion	0.0700%

72

SUB-ADVISORY/INVESTMENT SERVICES FEES

The sub-advisory/investment services fee rates are as follows:

Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, LargeCap Growth Fund, MidCap Growth Fund, Money Market Fund, Select MidCap Value Fund, Short Duration Fund, Small Company Fund (HIMCO’s portion), SmallCap Growth Fund (HIMCO’s portion), Strategic Income Fund, Tax-Free California Fund, Tax-Free National Fund, Total Return Bond Fund, U.S. Government Securities Fund, Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

73

Average Daily Net Assets	Annual Rate

All Assets	At Cost

Diversified International Fund

Average Daily Net Assets	Annual Rate

First $250 million	0.5300%
Next $250 million	0.4800%
Next $500 million	0.4300%
Amount over $1 billion	0.4100%

Capital Appreciation II Fund and Global Equity Fund

Average Daily Net Assets	Annual Rate

First $250 million	0.5000%
Next $250 million	0.4500%
Next $500 million	0.4000%
Amount Over $1 billion	0.3500%

Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund

Average Daily Net Assets	Annual Rate

First $100 million	0.4500%
Next $400 million	0.3500%
Amount over $500 million	0.3000%

International Small Company Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.4000%
Next $100 million	0.3500%
Amount over $150 million	0.2750%

Fundamental Growth Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.4000%
Next $100 million	0.3000%
Amount over $150 million	0.2500%

International Growth Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Amount over $500 million	0.2250%

Global Growth Fund, Growth Fund, International Opportunities Fund, MidCap Value Fund, SmallCap Growth Fund (Wellington’s portion) and Value Opportunities Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%

MidCap Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Amount over $500 million	0.2167%

Equity Income Fund and Value Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.3500%
Next $100 million	0.2750%
Next $350 million	0.2250%
Amount over $500 million	0.1750%

Small Company Fund (Wellington’s portion)

Average Daily Net Assets	Annual Rate

All Assets	0.3750%

74

Disciplined Equity Fund, Dividend and Growth Fund and Stock Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.3250%
Next $100 million	0.2500%
Next $350 million	0.2000%
Amount over $500 million	0.1500%

Balanced Income Fund

Average Daily Net Assets	Annual Rate

First $250 million	0.2700%
Next $250 million	0.2200%
Next $500 million	0.2100%
Amount over $1 billion	0.1700%

Growth Opportunities Fund

Average Daily Net Assets	Annual Rate

All Assets	0.2700%

Capital Appreciation Fund

Average Daily Net Assets	Annual Rate

All Assets	0.2500%

Advisers Fund

Average Daily Net Assets	Annual Rate

First $50 million	0.2200%
Next $100 million	0.1800%
Next $350 million	0.1500%
Amount over $500 million	0.1250%

ADVISORY FEE PAYMENT HISTORY

For the last three fiscal years, each Fund paid HIFSCO the following advisory fees:

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2008	NET PAID*

Advisers Fund	$8,052,133	$53,196	$7,998,937
Balanced Income Fund	$373,551	$6,711	$366,840
Capital Appreciation Fund	$131,467,196	—	$131,467,196
Capital Appreciation II Fund	$12,569,407	—	$12,569,407
Checks and Balances Fund	—	$31,745	$-31,745	(a)
Disciplined Equity Fund	$2,273,308	$147,730	$2,125,578
Diversified International Fund	$55,772	$24,917	$30,855
Dividend and Growth Fund	$25,266,602	$232	$25,266,370
Equity Income Fund	$6,646,402	$459,283	$6,187,119
Floating Rate Fund	$18,995,648	$73,740	$18,921,908
Fundamental Growth Fund	$491,364	$22,915	$468,449
Global Communications Fund	$382,914	$33,912	$349,002
Global Enhanced Dividend Fund	$82,891	$82,891	$—
Global Equity Fund	$122,543	$47,239	$75,304
Global Financial Services Fund	$301,337	$39,107	$262,230
Global Growth Fund	$5,520,816	$437,191	$5,083,625
Global Health Fund	$7,522,497	$51,873	$7,470,624
Global Technology Fund	$533,639	$263,023	$270,616
Growth Fund	$7,383,451	$137,740	$7,245,711
Growth Opportunities Fund	$17,992,789	$122,149	$17,870,640
High Yield Fund	$1,546,030	$313,602	$1,232,428
High Yield Municipal Bond Fund	$1,159,543	$1,109,888	$49,655
Income Fund	$1,826,717	$93,198	$1,733,519
Inflation Plus Fund	$4,042,364	$593,681	$3,448,683
International Growth Fund	$4,867,750	$55,845	$4,811,905
International Opportunities Fund	$3,516,129	$101,202	$3,414,927
International Small Company Fund	$2,344,548	$57,603	$2,286,945
LargeCap Growth Fund	$73,381	$43,368	$30,013
MidCap Fund	$20,902,289	$—	$20,902,289
MidCap Growth Fund	$270,814	$88,468	$182,346
MidCap Value Fund	$2,701,385	$196,276	$2,505,109
Money Market Fund	$2,750,938	$398,303	$2,352,635

75

Select MidCap Value Fund	$611,321	$76,753	$534,568
Select SmallCap Value Fund	$1,050,403	$3,108	$1,047,295
Short Duration Fund	$1,070,427	$40,254	$1,030,173
Small Company Fund	$5,213,372	$110,861	$5,102,511
SmallCap Growth Fund	$2,497,374	$661,242	$1,836,132
Stock Fund	$5,889,739	$1,376,320	$4,513,419
Strategic Income Fund	$1,123,084	$744,714	$378,370
Tax-Free California Fund	$235,999	$28,851	$207,148
Tax-Free National Fund	$1,103,624	$172,315	$931,309
Total Return Bond Fund	$7,336,266	$302,008	$7,034,258
U.S. Government Securities	$1,150,461	$115,450	$1,035,011
Value Fund	$3,137,296	$21,817	$3,115,479
Value Opportunities Fund	$1,734,725	$194,630	$1,540,095
Equity Growth Allocation Fund	$406,262	$19,463	$386,799
Growth Allocation Fund	$1,045,875	$—	$1,045,875
Balanced Allocation Fund	$1,179,990	$1	$1,179,989
Conservative Allocation Fund	$310,651	$—	$310,651
Income Allocation Fund	$88,541	$76,171	$12,370
Target Retirement 2010 Fund	$21,815	$87,762	$-65,947	(b)
Target Retirement 2020 Fund	$45,043	$89,563	$-44,520	(c)
Target Retirement 2030 Fund	$35,824	$90,414	$-54,590	(d)

*Gross fees offset by amount of Expense Reimbursement on total operating expenses.

a.	Reimbursement of $31,745 exceeds advisory fee of $0

b.	Reimbursement of $87,762 exceeds advisory fee of $21,815

c.	Reimbursement of $89,563 exceeds advisory fee of $45,043

d.	Reimbursement of $54,590 exceeds advisory fee of $35,824

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2007	NET PAID*

Advisers Fund	$10,176,735	$813,217	$9,363,518
Balanced Income Fund	$202,998	$40,297	$162,701
Capital Appreciation Fund	$114,009,872	$—	$114,009,872
Capital Appreciation II Fund	$7,505,989	$—	$7,505,989
Checks and Balances Fund	N/A	N/A	N/A
Disciplined Equity Fund	$2,786,019	$86,753	$2,723,713
Dividend and Growth Fund	$24,039,835	$—	$24,039,835
Equity Income Fund	$6,775,302	$896,535	$5,878,767
Floating Rate Fund	$24,644,662	$30,863	$24,613,799
Fundamental Growth Fund	$562,044	$23,392	$538,652
Global Communications Fund	$330,130	$11,382	$318,748
Global Financial Services Fund	296,035	$21,015	$275,020
Global Growth Fund	$6,223,574	$152,047	$6,071,527
Global Health Fund	$7,586,356	$5,168	$7,581,188
Global Technology Fund	$568,318	$253,966	$314,352
Growth Fund	$8,573,497	$99,643	$8,473,854
Growth Opportunities Fund	$10,877,440	$723,647	$10,153,793
High Yield Fund	$1,998,676	$573,702	$1,424,974
High Yield Municipal Bond Fund	$78,147	$111,588	$-33,411	(e)
Income Fund	$1,378,787	$123,406	$1,255,381
Inflation Plus Fund	$3,501,863	$1,104,089	$2,397,774
International Growth Fund	$3,815,913	$14,150	$3,811,944
International Opportunities Fund	$3,010,061	$91,686	$2,974,294
International Small Company Fund	$2,429,446	$30,184	$2,399,262
LargeCap Growth Fund	$65,262	$43,149	$22,113
MidCap Fund	$23,369,825	$—	$23,369,825
MidCap Growth Fund	$228,605	$84,701	$143,904
MidCap Value Fund	$3,864,950	$51,409	$3,813,541
Money Market Fund	$1,577,598	$499,797	$1,077,801
Select MidCap Value Fund	$537,380	$59,265	$478,115
Select SmallCap Value Fund	$1,025,006	$110	$1,024,896
Short Duration Fund	$1,068,390	$75,487	$992,903
Small Company Fund	$4,125,334	$109,974	$4,015,360
SmallCap Growth Fund	$3,671,496	$884,385	$2,787,111
Stock Fund	$8,574,407	$929,962	$7,644,445
Strategic Income Fund	$97,984	$97,984	$—
Tax-Free California Fund	$197,918	$26,516	$171,402
Tax-Free National Fund	$1,159,211	$440,804	$718,407

76

Total Return Bond Fund	$5,403,498	$553,765	$4,849,733
U.S. Government Securities Fund	$1,069,621	$168,430	$886,230
Value Fund	$3,006,693	$10,097	$2,996,596
Value Opportunities Fund	$2,131,978	$182,775	$1,949,203
Equity Growth Allocation Fund	$372,809	$99,524	$273,285
Growth Allocation Fund	$1,015,593	$178,310	$837,283
Balanced Allocation Fund	$1,101,491	$39,804	$1,061,687
Conservative Allocation Fund	$262,838	$67,311	$195,527
Income Allocation Fund	$66,835	$100,064	$-33,229	(a)
Target Retirement 2010 Fund	$9,356	$82,173	$-72,817	(b)
Target Retirement 2020 Fund	$16,484	$83,718	$-67,234	(c)
Target Retirement 2030 Fund	$13,343	$84,201	$-70,858	(d)

*Gross fees offset by amount of Expense Reimbursement on total operating expenses.

a.	Reimbursement of $100,064 exceeds advisory fee of $66,835

b.	Reimbursement of $82,173 exceeds advisory fee of $9,356

c.	Reimbursement of $83,718 exceeds advisory fee of $16,484

d.	Reimbursement of $84,201 exceeds advisory fee of $13,343

e.	Reimbursement of $111,588 exceeds advisory fee of $78,147

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2006	NET PAID*

Advisers Fund	$11,226,966	$904,544	$10,322,422
Balanced Income Fund	$19,553	$8,652	$10,901
Capital Appreciation Fund	$80,861,074	$—	$80,861,074
Capital Appreciation II Fund	$2,084,142	$127,689	$1,956,453
Disciplined Equity Fund	$3,236,123	$62,612	$3,173,511
Dividend and Growth Fund	$19,633,450	$—	$19,633,445
Equity Income Fund	$4,239,403	$1,604,169	$2,635,234
Floating Rate Fund	$7,534,068	$5,912,724	$1,621,344
Fundamental Growth Fund	$760,282	$136,113	$624,169
Global Communications Fund	$287,448	$225,084	$62,364
Global Financial Services Fund	$242,694	$169,334	$73,360
Global Growth Fund	$5,827,000	$275,703	$5,551,297
Global Health Fund	$6,045,979	$106,066	$5,939,913
Global Technology Fund	$577,193	$282,766	$294,427
Growth Fund	$9,397,279	$86,931	$9,310,348
Growth Opportunities Fund	$8,287,876	$800,769	$7,487,107
High Yield Fund	$2,234,451	$500,541	$1,733,910
Income Fund	$434,265	$142,139	$292,126
Inflation Plus Fund	$5,095,807	$604,062	$4,491,745
International Growth Fund	$3,088,581	$252,300	$2,836,281
International Opportunities Fund	$1,861,601	$108,878	$1,752,723
International Small Company Fund	$1,608,447	$112,966	$1,495,481
MidCap Fund	$21,918,359	$—	$21,918,359
MidCap Growth Fund	$427,500	$66,085	$361,415
MidCap Value Fund	$3,915,344	$235,580	$3,679,764
Money Market Fund	$1,241,944	$404,266	$837,678
Select MidCap Value Fund	$523,364	$87,939	$435,425
Select SmallCap Value Fund	$39,550	$5,597	$33,953
Short Duration Fund	$742,961	$130,460	$612,501
Small Company Fund	$3,079,607	$250,219	$2,829,388
SmallCap Growth Fund	$3,454,610	$289,788	$3,164,822
Stock Fund	$9,137,101	$1,187,740	$7,949,361
Tax-Free California Fund	$122,703	$21,325	$101,378
Tax-Free National Fund	$847,248	$174,634	$672,614
Total Return Bond Fund	$4,700,823	$51,524	$4,649,299
U.S. Government Securities Fund	$1,513,689	$178,707	$1,334,982
Value Fund	$1,197,928	$15,515	$1,182,413
Value Opportunities Fund	$2,301,794	$155,463	$2,146,331
Equity Growth Allocation Fund	$321,645	$188,333	$133,312
Growth Allocation Fund	$1,027,945	$409,954	$617,991
Balanced Allocation Fund	$1,141,595	$132,903	$1,008,692
Conservative Allocation Fund	$266,999	$73,887	$193,112
Income Allocation Fund	$70,212	$74,466	$-4,254	(a)
Target Retirement 2010 Fund	$2,158	$84,152	$-81,994	(b)
Target Retirement 2020 Fund	$1,888	$88,044	$-86,156	(c)
Target Retirement 2030 Fund	$1,211	$82,979	$-81,768	(d)

77

*Gross fees offset by amount of Expense Reimbursement on total operating expenses.

a.	Reimbursement of $74,466 exceeds advisory fee of $70,212

b.	Reimbursement of $84,152 exceeds advisory fee of $2,158

c.	Reimbursement of $88,044 exceeds advisory fee of $1,888

d.	Reimbursement of $82,979 exceeds advisory fee of $1,211

           For the last three fiscal years, HIFSCO paid Wellington Management the following sub-advisory fees:

Fund Name	Gross Fees	Fee Waiver 2008	Net Paid

Advisers Fund	$1,762,583	$—	$1,762,583
Balanced Income	$139,115	$—	$139,115
Capital Appreciation Fund	$46,683,531	$—	$46,683,531
Capital Appreciation II Fund	$5,688,378	$—	$5,688,378
Disciplined Equity Fund	$680,881	$—	$680,881
Diversified International Fund	$29,559	$—	$29,559
Dividend and Growth Fund	$6,429,259	$—	$6,429,259
Equity Income Fund	$1,961,756	$—	$1,961,756
Fundamental Growth Fund	$222,994	$—	$222,994
Global Communications Fund	$191,457	$—	$191,457
Global Equity Fund	$64,496	$—	$64,496
Global Financial Services Fund	$150,669	$—	$150,669
Global Growth Fund	$1,712,127	$—	$1,712,127
Global Health Fund	$2,916,876	$—	$2,916,876
Global Technology Fund	$266,820	$—	$266,820
Growth Fund	$2,384,686	$—	$2,384,686
Growth Opportunities Fund	$6,483,140	$—	$6,483,140
International Growth Fund	$1,471,339	$—	$1,471,339
International Opportunities Fund	$1,159,214	$—	$1,159,214
International Small Company Fund	$852,878	$—	$852,878
MidCap Fund	$6,061,429	$—	$6,061,429
MidCap Value Fund	$919,583	$—	$919,583
Small Company Fund	$1,057,501	$—	$1,057,501
SmallCap Growth Fund	$743,151	$—	$743,151
Stock Fund	$1,570,373	$—	$1,570,373
Value Fund	$994,914	$—	$994,914
Value Opportunities Fund	$635,310	$—	$635,310

Fund Name	Gross Fees	Fee Waiver 2007	Net Paid

Advisers Fund	$2,194,021	$—	$2,194,021
Balanced Income	$75,600	$—	$75,600
Capital Appreciation Fund	$37,361,071	$—	$37,361,071
Capital Appreciation II Fund	$3,527,558	$—	$3,527,558
Disciplined Equity Fund	$809,010	$—	$809,010
Dividend and Growth Fund	$6,017,572	$—	$6,017,572
Equity Income Fund	$1,931,448	$—	$1,931,448
Fundamental Growth Fund	$243,562	$—	$243,562
Global Communications Fund	$165,066	$—	$165,066
Global Financial Services Fund	$148,018	$—	$148,018
Global Growth Fund	$1,901,293	$—	$1,901,293
Global Health Fund	$2,939,301	$—	$2,939,301
Global Technology Fund	$284,160	$—	$284,160
Growth Fund	$2,687,254	$—	$2,687,254
Growth Opportunities Fund	$3,642,799	$—	$3,642,799
International Growth Fund	$1,184,073	$—	$1,184,073
International Opportunities Fund	$1,010,313	$—	$1,010,313
International Small Company Fund	$879,830	$—	$879,830
MidCap Fund	$6,682,360	$—	$6,682,360
MidCap Value Fund	$1,261,749	$—	$1,261,749
Small Company Fund	$919,002	$—	$919,002
SmallCap Growth Fund	$1,072,825	$—	$1,072,825
Stock Fund	$2,102,025	$—	$2,102,025
Value Fund	$958,132	$—	$958,132
Value Opportunities Fund	$730,554	$—	$730,554

78

Fund Name	Gross Fees	Fee Waiver 2006	Net Paid

Advisers Fund	$2,249,040	$—	$2,249,040
Balanced Income	$7,282	$—	$7,282
Capital Appreciation Fund	$22,126,006	$—	$22,126,006
Capital Appreciation II Fund	$1,038,390	$—	$1,038,390
Disciplined Equity Fund	$921,537	$—	$921,537
Dividend and Growth Fund	$4,494,508	$—	$4,494,508
Equity Income Fund	$1,296,438	$—	$1296438
Fundamental Growth Fund	$278,086	$—	$278,086
Global Communications Fund	$129,352	$129,352	$—
Global Financial Services Fund	$109,213	$109,213	$—
Global Growth Fund	$1,795,539	$—	$1,795,539
Global Health Fund	$2,180,303	$—	$2,180,303
Global Technology Fund	$259,737	$—	$259,737
Growth Fund	$2,861,827	$—	$2,861,827
Growth Opportunities Fund	$2,614,405	$—	$2,614,405
International Growth Fund	$897,146	$—	$897,146
International Opportunities Fund	$672,528	$336,264	$336,264
International Small Company Fund	$575,096	$—	$575,096
MidCap Fund	$5,854,584	$—	$5,854,584
MidCap Value Fund	$1,276,571	$—	$1,276,571
Small Company Fund	$1,005,695	$—	$1005,695
SmallCap Growth Fund	$1,197,143	$—	$1,197,143
Stock Fund	$2,177,342	$—	$2,177,342
Value Fund	$447,316	$—	$447,316
Value Opportunities Fund	$786,709	$—	$786,709

          For the last three fiscal years, HIFSCO paid the following sub-advisory fees for MidCap Growth Fund, Select MidCap Value Fund and Select SmallCap Value Fund:

FUND NAME	GROSS FEES	FEE WAIVER 2008	NET PAID

MidCap Growth Fund	$—	—	$—
Select MidCap Value Fund	$—	—	$—
Select SmallCap Value	$562,200	—	$562,200

FUND NAME	GROSS FEES	FEE WAIVER 2007	NET PAID

MidCap Growth Fund	$17,326	—	$17,326
Select MidCap Value Fund	$29,253	—	$29,253
Select SmallCap Value	$547,388	—	$547,388

FUND NAME	GROSS FEES	FEE WAIVER 2006	NET PAID

MidCap Growth Fund*	$213,810	—	$213,810
Select MidCap Value Fund	$293,899	—	$293,899
Select SmallCap Value	$21,082	—	$21,082

* As of December 4, 2006; MidCap Growth Fund terminated its sub-advisory relationship with Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management. As of the same date, Select MidCap Value Fund terminated its sub-advisory relationship with Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management, LLC. Both Funds now employ a single-manager approach with Hartford Investment Management Company providing sub-advisory services.

For the last three fiscal years, HIFSCO paid Hartford Investment Management the following sub-advisory fees:

79

	2008	2007	2006

Floating Rate Fund	$5,292,318	$4,688,646	$1,676,165
Global Enhanced Dividend Fund	$382,171	—	—
High Yield Fund	$437,473	$317,183	$1,064,088
High Yield Municipal Bond Fund	$499,629	$255,508	—
Income Fund	$523,667	$298,826	$164,088
Inflation Plus Fund	$1,198,515	$625,386	$398,379
LargeCap Growth Fund	$271,704	$211,990	—
MidCap Growth Fund	$269,308	$167,838	—
Money Market Fund	$846,184	$369,865	$261,233
Select MidCap Value Fund	$574,801	$439,342	—
Short Duration Fund	$346,729	$219,394	$220,575
Small Company Fund	$502,901	$302,612	$603,441
SmallCap Growth Fund	$226,898	$174,828	—
Strategic Income Fund	$347,582	$63,950	—
Tax-Free California Fund	$127,496	$74,246	$103,214
Tax-Free National Fund	$637,070	$213,672	$162,523
Total Return Bond Fund	$2,013,002	$1,056,069	$722,060
U.S. Government Securities Fund	$318,999	$176,787	$243,172
Equity Growth Allocation Fund	$64,998	$42,258	$72,982
Growth Allocation Fund	$64,022	$42,258	$94,520
Balanced Allocation Fund	$64,022	$42,258	$99,427
Conservative Allocation Fund	$64,022	$42,258	$71,540
Income Allocation Fund	$64,022	$42,258	$65,763
Target Retirement 2010 Fund	$64,022	$42,258	$64,489
Target Retirement 2020 Fund	$64,022	$42,258	$64,792
Target Retirement 2030 Fund	$64,022	$42,258	$64,558

HIFSCO has contractually agreed to limit the expenses of certain classes of each of the following Funds by reimbursing each of the Funds when total fund operating expenses of the class exceed the following percentages.

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y

Advisers Fund	1.18%	N/A	N/A	N/A	1.43%	1.13%	0.83%	N/A
Balanced Income Fund	1.25%	2.00%	N/A	N/A	N/A	N/A	N/A	0.90%
Capital Appreciation Fund	1.29%	N/A	1.04%	N/A	1.54%	1.24%	0.94%	N/A
Capital Appreciation II Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	1.25%
Checks and Balances Fund	1.15%	1.90%	0.90%	N/A	1.45%	1.15%	0.95%	N/A
Disciplined Equity Fund	1.35%	2.10%	N/A	N/A	1.60%	1.30%	1.00%	0.95%
Diversified International Fund	1.65%	2.40%	1.40%	N/A	1.90%	1.65%	1.40%	1.30%
Dividend and Growth Fund	1.25%	N/A	1.00%	N/A	1.50%	1.20%	0.90%	N/A
Equity Income Fund	1.25%	2.00%	1.00%	N/A	1.60%	1.30%	1.00%	0.90%
Floating Rate Fund	1.00%	1.75%	0.75%	N/A	1.25%	1.00%	0.85%	0.75%
Fundamental Growth Fund	1.45%	2.20%	N/A	N/A	N/A	N/A	N/A	1.05%
Global Communications Fund	1.60%	2.35%	N/A	N/A	N/A	N/A	N/A	1.20%
Global Enhanced Dividend Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.60%	1.35%	1.25%
Global Equity Fund	1.65%	2.40%	1.40%	N/A	1.90%	1.65%	1.40%	1.30%
Global Financial Services Fund	1.60%	2.35%	N/A	N/A	N/A	N/A	N/A	1.20%
Global Growth Fund	1.48%	2.23%	N/A	N/A	1.73%	1.43%	1.13%	1.13%
Global Health Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	1.20%
Global Technology Fund	1.60%	2.35%	N/A	N/A	N/A	N/A	N/A	1.20%
Growth Fund	1.30%	2.05%	1.05%	1.42%	1.55%	1.25%	0.95%	0.95%
Growth Opportunities Fund	1.36%	2.11%	1.11%	1.45%	1.61%	1.31%	1.01%	0.80%
High Yield Fund	1.15%	1.90%	0.90%	N/A	1.40%	1.10%	0.90%	0.90%
High Yield Municipal Bond Fund	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	N/A
Income Fund	0.95%	1.70%	N/A	N/A	N/A	N/A	N/A	0.70%
Inflation Plus Fund	0.85%	1.60%	0.60%	N/A	1.25%	1.00%	0.76%	0.60%
International Growth Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	1.20%
International Opportunities Fund	1.57%	2.32%	1.32%	N/A	1.82%	1.52%	1.22%	1.22%
International Small Company Fund	1.60%	2.35%	1.35%	N/A	N/A	N/A	N/A	1.20%
LargeCap Growth Fund	1.25%	2.00%	N/A	N/A	N/A	N/A	N/A	0.85%
MidCap Fund	1.37%	N/A	1.12%	N/A	N/A	N/A	N/A	N/A
MidCap Growth Fund	1.35%	2.10%	N/A	N/A	N/A	N/A	N/A	0.95%
MidCap Value Fund	1.35%	2.10%	N/A	N/A	N/A	N/A	N/A	0.95%
Money Market Fund	0.90%	1.65%	N/A	N/A	1.15%	0.85%	0.65%	0.65%
Select MidCap Value Fund	1.30%	2.05%	N/A	N/A	N/A	N/A	N/A	0.90%
Select SmallCap Value Fund	1.60%	2.35%	N/A	N/A	N/A	N/A	N/A	1.20%
Short Duration Fund	0.90%	1.65%	N/A	N/A	N/A	N/A	N/A	0.65%

80

Small Company Fund	1.40%	2.15%	1.15%	N/A	1.65%	1.35%	1.05%	1.00%
SmallCap Growth Fund	1.40%	2.15%	1.15%	1.25%	1.65%	1.35%	1.05%	1.05%
Stock Fund	1.25%	N/A	1.00%	N/A	1.50%	1.20%	0.90%	N/A
Strategic Income Fund	1.15%	1.90%	0.90%	N/A	N/A	N/A	N/A	0.90%
Tax-Free California Fund	0.85%	1.60%	N/A	N/A	N/A	N/A	N/A	N/A
Tax-Free National Fund	0.85%	1.60%	0.60%	0.80%	N/A	N/A	N/A	0.60%
Total Return Bond Fund	1.00%	1.75%	0.75%	N/A	1.25%	1.00%	0.85%	0.75%
U.S. Government Securities Fund	1.00%	1.75%	N/A	1.00%	N/A	N/A	N/A	0.75%
Value Fund	1.40%	2.15%	1.15%	N/A	1.65%	1.35%	1.05%	1.00%
Value Opportunities Fund	1.35%	2.10%	1.10%	1.40%	1.60%	1.30%	1.00%	1.00%
Equity Growth Allocation Fund	1.60%	2.35%	1.35%	N/A	1.85%	1.55%	1.25%	N/A
Growth Allocation Fund	1.50%	2.25%	1.25%	N/A	1.81%	1.51%	1.21%	N/A
Balanced Allocation Fund	1.40%	2.15%	1.15%	N/A	1.78%	1.48%	1.18%	N/A
Conservative Allocation Fund	1.35%	2.10%	1.10%	N/A	1.78%	1.48%	1.18%	N/A
Income Allocation Fund	1.20%	1.95%	0.95%	N/A	1.59%	1.29%	0.99%	N/A
Target Retirement 2010 Fund	1.00%	1.75%	N/A	N/A	1.15%	0.85%	0.80%	0.80%
Target Retirement 2015 Fund	N/A	N/A	N/A	N/A	1.15%	0.85%	0.80%	N/A
Target Retirement 2020 Fund	1.05%	1.80%	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2025 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2030 Fund	1.05%	1.80%	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2035 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2040 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2045 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A
Target Retirement 2050 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A

           Pursuant to the investment management agreements, investment sub-advisory agreements and investment services agreements, neither HIFSCO nor the sub-advisers are liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or a sub-adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Each sub-adviser, other than Hartford Investment Management, has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys’ fees incurred by HIFSCO, which result in whole or in part from the applicable sub-adviser’s misfeasance, bad faith, gross negligence (negligence in the case of SSgA FM) or reckless disregard of its duties as specifically set forth in the respective sub-advisory agreement.

           HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1995. As of December 31, 2008, HIFSCO had approximately $36.0 billion of assets under management. Hartford Investment Management is located at 55 Farmington Avenue, Hartford, Connecticut 06105 and was organized in 1996. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies, and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December31, 2008, Hartford Investment Management had investment management authority over approximately $138.7 billion in assets.

           Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

           KAR is a registered investment adviser based in Los Angeles, California. The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy. As of December 31, 2008, KAR had approximately $3.4 billion in assets under management. KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

           MetWest Capital oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad. MetWest Capital specializes in large cap and small cap value equity, international core value equity and balanced portfolios. MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. As a result of the recent acquisition of Wachovia by Wells Fargo, Wells Fargo holds a majority interest in MetWest Capital. In connection with the acquisition, the Board of Directors approved a new sub-advisory agreement with MetWest Capital. The acquisition of Wachovia by Wells Fargo is not expected to affect the day-to-day management of the Select SmallCap Value Fund. As of December 31, 2008, MetWest Capital had investment management authority over approximately $8 billion in assets under management.

           SSgA FM is registered with the SEC as an investment advisor under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA provides

81

complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. As of December 31, 2008, SSgA FM managed approximately $118 billion in assets, and SSgA managed approximately $1.44 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

          Hartford Life provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of their respective Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Life a fee calculated at the following annual rate based on its aggregate net assets shown below. Prior to January 1, 2006, this fee was calculated at the annual rate of 0.02% of the aggregate net assets of each of the Funds (except for the funds of funds). For the period January 1, 2006 to December 31, 2007, Hartford Life received monthly compensation of 0.015% of each Fund’s (except for the funds of funds) average daily net assets. With respect to the funds of funds, prior to January 1, 2008, Hartford Life received monthly compensation of 0.01% of each fund of fund’s average daily net assets.

Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Diversified International Fund, Floating Rate Fund, Global Enhanced Dividend Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, Short Duration Fund, Strategic Income Fund and Total Return Bond Fund

Average Daily Net Assets	Annual Fee

First $5 billion	0.018%
Next $5 billion	0.016%
Amount Over $10 billion	0.014%

Disciplined Equity Fund, Dividend and Growth Fund, Global Equity Fund, Global Growth Fund, Money Market Fund, Small Company Fund, SmallCap Growth Fund and U.S. Government Securities Fund

Average Daily Net Assets	Annual Fee

First $5 billion	0.016%
Next $5 billion	0.014%
Amount Over $10 billion	0.012%

Capital Appreciation II Fund, Equity Income Fund, Global Health Fund, Income Allocation Fund, MidCap Fund, MidCap Value Fund, Stock Fund, Tax-Free California Fund, Tax-Free National Fund, Value Fund and Value Opportunities Fund

Average Daily Net Assets	Annual Fee

First $5 billion	0.014%
Next $5 billion	0.012%
Amount Over $10 billion	0.010%

Balanced Allocation Fund, Checks and Balances Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Global Communications Fund, Global Financial Services Fund, Global Technology Fund, Growth Allocation Fund, Growth Fund, Growth Opportunities Fund, LargeCap Growth Fund, MidCap Growth Fund, Select MidCap Value Fund, Select SmallCap Value Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund

Average Daily Net Assets	Annual Fee

First $5 billion	0.012%
Amount Over $5 billion	0.010%

Fundamental Growth Fund

Average Daily Net Assets	Annual Fee

All Assets	0.010%

The compensation paid to Hartford Life for such services for the last three fiscal years is as follows:

82

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2008	NET PAID*

Advisers Fund	$218,999	$—	$218,999
Balanced Income Fund	$9,035	$—	$9,035
Capital Appreciation Fund	$3,094,786	$—	$3,094,786
Capital Appreciation II Fund	$195,013	$—	$195,013
Checks and Balances Fund	$83,534	$—	$83,534
Disciplined Equity Fund	$44,916	$—	$44,916
Diversified International Fund	$1,004	$—	$1,004
Dividend and Growth Fund	$640,258	$—	$640,258
Equity Income Fund	$129,569	$—	$129,569
Floating Rate Fund	$541,548	$—	$541,548
Fundamental Growth Fund	$6,302	$—	$6,302
Global Communications Fund	$5,351	$—	$5,351
Global Enhanced Dividend Fund	$1,486	$—	$1,486
Global Equity Fund	$2,064	$—	$2,064
Global Financial Services Fund	$4,188	$—	$4,188
Global Growth Fund	$105,960	$—	$105,960
Global Health Fund	$121,353	$—	$121,353
Global Technology Fund	$7,481	$—	$7,481
Growth Fund	$126,360	$32,847	$93,513
Growth Opportunities Fund	$313,630	$79,981	$233,649
High Yield Fund	$38,592	$—	$38,592
High Yield Municipal Bond Fund	$37,578	$—	$37,578
Income Fund	$58,108	$—	$58,108
Inflation Plus Fund	$133,499	$—	$133,499
International Growth Fund	$94,853	$—	$94,853
International Opportunities Fund	$72,306	$—	$72,306
International Small Company Fund	$45,317	$—	$45,317
LargeCap Growth Fund	$1,415	$—	$1,415
MidCap Fund	$403,241	$—	$403,241
MidCap Growth Fund	$4,482	$—	$4,482
MidCap Value Fund	$45,156	$—	$45,156
Money Market Fund	$97,063	$—	$97,063
Select MidCap Value Fund	$10,277	$—	$10,277
Select SmallCap Value Fund	$13,145	$—	$13,145
Short Duration Fund	$37,525	$—	$37,525
Small Company Fund	$102,240	$—	$102,240
SmallCap Growth Fund	$48,568	$17,151	$31,417
Stock Fund	$114,479	$—	$114,479
Strategic Income Fund	$36,226	$—	$36,226
Tax-Free California Fund	$6,081	$—	$6,081
Tax-Free National Fund	$28,400	$1,055	$27,345
Total Return Bond Fund	$244,752	$—	$244,752
U.S. Government Securities Fund	$33,149	$4,676	$28,473
Value Fund	$55,580	$—	$55,580
Value Opportunities Fund	$29,076	$4,381	$24,695
Equity Growth Allocation Fund	$31,546	$—	$31,546
Growth Allocation Fund	$92,637	$—	$92,637
Balanced Allocation Fund	$108,407	$—	$108,407
Conservative Allocation Fund	$24,206	$—	$24,206
Income Allocation Fund	$7,924	$—	$7,924
Target Retirement 2010 Fund	$1,714	$—	$1,714
Target Retirement 2020 Fund	$3,535	$—	$3,535
Target Retirement 2030 Fund	$2,811	$—	$2,811

83

FUND NAME	GROSS FEES	EXPENSE REIMBURSEMENT 2007		NET PAID*
Advisers Fund	$243,983		$—	$243,983
Balanced Income Fund	$4,200		$—	$4,200
Capital Appreciation Fund	$2,608,184		$—	$2,608,184
Capital Appreciation II Fund	$119,365		$—	$119,365
Checks and Balances Fund	$4,159		$—	$4,159
Disciplined Equity Fund	$52,243		$—	$52,243
Dividend and Growth Fund	$576,053		$—	$576,053
Equity Income Fund	$134,495	$		$134,495
Floating Rate Fund	$610,113		$—	$610,113
Fundamental Growth Fund	$9,679		$—	$9,679
Global Communications Fund	$5,503		$—	$5,503
Global Financial Services Fund	$4,934		$—	$4,934
Global Growth Fund	$114,483		$—	$114,483
Global Health Fund	$129,478		$—	$129,478
Global Technology Fund	$9,473		$—	$9,473
Growth Fund	$172,626		$43,934	$128,692
Growth Opportunities Fund	$219,347		$100,154	$119,193
High Yield Fund	$39,977		$—	$39,977
High Yield Municipal Bond Fund	$2,131		$—	$2,131
Income Fund	$34,473		$—	$34,473
Inflation Plus Fund	$88,696		$—	$88,696
International Growth Fund	$63,673		$—	$63,673
International Opportunities Fund	$53,124		$—	$53,124
International Small Company Fund	$40,495		$—	$40,495
LargeCap Growth Fund	$1,506		$—	$1,506
MidCap Fund	$479,401		$—	$479,401
MidCap Growth Fund	$4,457		$—	$4,457
MidCap Value Fund	$68,212		$—	$68,212
Money Market Fund	$47,333		$—	$47,333
Select MidCap Value Fund	$10,435		$—	$10,435
Select SmallCap Value Fund	$15,377		$—	$15,377
Short Duration Fund	$29,141		$—	$29,141
Small Company Fund	$75,274		$—	$75,274
SmallCap Growth Fund	$67,631		$—	$67,631
Stock Fund	$174,811		$—	$174,811
Strategic Income Fund	$2,673		$—	$2,673
Tax-Free California Fund	$5,398		$—	$5,398
Tax-Free National Fund	$22,496		$1,261	$21,235
Total Return Bond Fund	$151,102		$—	$151,102
U.S. Government Securities Fund	$24,618		$4,793	$19,825
Value Fund	$56,381		$—	$56,381
Value Opportunities Fund	$35,794		$6,471	$29,323
Equity Growth Allocation Fund	$24,856		$—	$24,856
Growth Allocation Fund	$76,567		$—	$76,567
Balanced Allocation Fund	$85,158		$—	$85,158
Conservative Allocation Fund	$17,524		$—	$17,524
Income Allocation Fund	$4,456		$—	$4,456
Target Retirement 2010 Fund	$624		$—	$624
Target Retirement 2020 Fund	$1,099		$—	$1,099
Target Retirement 2030 Fund	$890		$—	$890

FUND NAME	2006

Advisers Fund	$287,554
Balanced Income Fund	$405
Capital Appreciation Fund	$1,930,463
Capital Appreciation II Fund	$32,205
Checks and Balances Fund	N/A
Disciplined Equity Fund	$63,804
Dividend and Growth Fund	$490,343
Equity Income Fund	$84,234
Floating Rate Fund	$185,408
Fundamental Growth Fund	$12,112
Global Communications Fund	$4,524
Global Financial Services Fund	$3,825

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Global Growth Fund	$112,204
Global Health Fund	$96,080
Global Technology Fund	$9,117
Growth Fund	$149,448
Growth Opportunities Fund	$68,293
High Yield Fund	$47,329
High Yield Municipal Bond Fund	N/A
Income Fund	$11,334
Inflation Plus Fund	$140,548
International Growth Fund	$48,580
International Opportunities Fund	$34,221
International Small Company Fund	$25,168
LargeCap Growth Fund	N/A
MidCap Fund	$472,676
MidCap Growth Fund	$7,306
MidCap Value Fund	$72,954
Money Market Fund	$39,274
Select MidCap Value Fund	$8,110
Select SmallCap Value Fund	$593
Short Duration Fund	$21,486
Small Company Fund	$57,469
SmallCap Growth Fund	$42,115
Stock Fund	$198,808
Strategic Income Fund	N/A
Tax-Free California Fund	$3,508
Tax-Free National Fund	$11,659
Total Return Bond Fund	$120,142
U.S. Government Securities Fund	$11,974
Value Fund	$23,731
Value Opportunities Fund	$34,702
Equity Growth Allocation Fund	$16,084
Growth Allocation Fund	$52,641
Balanced Allocation Fund	$59,615
Conservative Allocation Fund	$13,351
Income Allocation Fund	$3,511
Target Retirement 2010 Fund	$108
Target Retirement 2020 Fund	$94
Target Retirement 2030 Fund	$60

           For fiscal year 2006, no reimbursement or compensation was paid to Hartford Life pursuant to the fund accounting agreement with respect to the Class L shares.

PORTFOLIO MANAGERS

OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

           The following table lists the number and types of other accounts sub-advised by Hartford Investment Management managers and assets under management in those accounts as of October 31, 2008:

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PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)

Michael Bacevich	0	(1)	$0	1	$213.3	6		$584.1

Christopher Bade	0	(2)	$0	0	$0	0		$0

Paul Bukowski	0		$0	0	$0	1		$8

Ed Caputo	0	(3)	$0	0	$0	0		$0

Robert Crusha	1	(4)	$5,228.0	3	$7,964.9	13		$2,579.4

William Davison	0		$0	0	$0	0		$0

Brian Dirgins	0		$0	1	$608.6	0		$0

Charles Grande	0	(5)	$0	0	$0	6		$10,277.2

Michael Gray	2	(6)	$0	0	$0	5	(7)	$25,382.7

John Hendricks	0		$0	0	$0	2		$2,123.9

Mark Niland	2	(8)	$507.3	2	$39.6	4		$1,752.4

Frank Ossino	0		$0	0	$0	0		$0

Peter Perrotti	0		$0	0	$0	0		$0

Russell Regenauer	1		$1,590.7	0	$0	2		$3,393.8

James Serhant	1		$438.5	0	$0	1		$88

Adam Tonkinson	1		$5,227.9	9	$10,956.1	7		$2,504.4

Nasri Toutoungi	3	(7)	$4,452.3	0	$0	12	(7)	$4,017

Edward Vaimberg	0		$0	0	$0	2		$304.6

Hugh Whelan	2	(10)	$562.6	0	$0	0		0

Timothy Wilhide	0		$0	0	$0	4		$1,408.4

Christopher J. Zeppieri	0		$0	0	$0	2		$49.2

Vernon Meyer (HIFSCO)	0		$0	0	$0	0		$0

(1) This portfolio manager manages more than one Hartford Fund (Floating Rate Fund and Strategic Income Fund). Assets under management in those Funds total $1,918.2 million and $214.5 million, respectively.

(2) This portfolio manager manages more than one Hartford Fund (High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund). Assets under management in those Funds total $309.3million, $37.5 million and $174.5 million, respectively.

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(3) This portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Income Allocation Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Equity Growth Allocation Fund). Assets under management in those Funds total $13.5 million, $29.5 million, $25.2 million, $54.6 million, $175.8 million, $708.3 million, $576.6 million and $191.8 million, respectively.

(4) This portfolio manager manages more than one Hartford Fund (Money Market Fund and Short Duration Fund). Assets under management in those Funds total $855.7 million and $186.4 million, respectively.

(5) This portfolio manager manages more than one Hartford Fund (High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund). Assets under management in those Funds total $309.4 million, $37.5 million and $186.4 million, respectively.

(6) This portfolio manager manages more than one Hartford Fund (Income Fund and Strategic Income Fund). Assets under management in those Funds total $242.4 million and $214.5 million, respectively.

(7) The advisory fee for 1 of these registered investment company accounts is based upon performance. Assets under management in that account total approximately $101.3 million.

(8) This portfolio manager manages more than one Hartford Fund (High Yield Fund and Strategic Income Fund). Assets under management in those Funds total $170.6 million and $214.5 million, respectively.

(9) This portfolio manager manages more than one Hartford Fund (High Yield Fund, Strategic Income Fund and Total Return Bond Fund). Assets under management in those Funds total $438.5 million, $214.5 million and $1,384.7 million, respectively.

(10) This portfolio manager manages more than one Hartford Fund (Target Retirement 2010 Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Income Allocation Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Equity Growth Allocation Fund, MidCap Growth Fund, Small Company Fund, LargeCap Growth Fund, SmallCap Growth Fund and Select MidCap Value Fund). Assets under management in those Funds total $13.5 million, $29.5 million, $25.2 million, $54.6 million, $175.8 million, $708.2 million, $576.6 million, $191.8 million, $27.0 million, $240.2 million, $11.7 million, $42.1 million, and $47.7 million, respectively.

CONFLICTS OF INTEREST BETWEEN THE FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS AND OTHER ACCOUNTS

           In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Portfolio managers, including assistant portfolio managers, at Hartford Investment Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts, and other types of funds. The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the Funds. Portfolio managers make investment decisions for each portfolio, including the Funds, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio, and vice versa. A portfolio manager or other investment professional at Hartford Investment Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact that Fund depending on market conditions. In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Funds to Hartford Investment Management. Because a portfolio manager’s compensation is affected by revenues earned by Hartford Investment Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager.

           Hartford Investment Management’s goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Hartford Investment Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Hartford Investment Management monitors a variety of areas, including compliance with primary Funds’ guidelines, the allocation of securities, and compliance with Hartford Investment Management’s Code of Ethics. Furthermore, senior investment and business personnel at Hartford Investment Management periodically review the performance of Hartford Investment Management’s portfolio managers. Although Hartford Investment Management does not track the time a portfolio manager spends on a single portfolio, Hartford Investment Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager’s overall book of business.

           Material conflicts of interest may arise when allocating and/or aggregating trades. Hartford Investment Management may aggregate into a single trade order several individual contemporaneous client trade orders for a single security, absent specific client directions to the contrary. It is the policy of Hartford Investment Management that when a decision is made to aggregate transactions on behalf of more than one account (including the Funds or other accounts over which it has discretionary authority), such transactions will be allocated to all participating client accounts in a fair and equitable manner in accordance with Hartford Investment Management’s trade allocation policy. The trade allocation policy is described in Hartford Investment Management’s Form ADV. Hartford Investment Management’s compliance unit monitors block transactions to assure adherence to the trade allocation policy.

87

COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

           Hartford Investment Management’s portfolio managers are generally responsible for multiple accounts with similar investment strategies. Portfolio managers are compensated on the performance of the aggregate group of similar accounts rather than for a specific Fund.

           The compensation package for portfolio managers consists of three components, which are fixed base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to Hartford Investment Management’s success.

           The annual incentive plan provides cash bonuses dependent on both Hartford Investment Management’s overall performance and individual contributions. A portion of the bonus pool is determined based on the aggregate portfolio pre-tax performance results over three years relative to peer groups and benchmarks, and the remaining portion is based on current year operating income relative to the operating plan.

           Bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual’s award is based upon qualitative and quantitative factors including the relative performance of their assigned portfolios compared to a peer group and benchmark. A listing of each Fund and the benchmark by which such Fund is measured can be found below and is primarily geared to reward top quartile performance on a trailing three-year basis. Individual performance is dollar weighted (based on assets under management). Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

           The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to Hartford Investment Management to be rewarded in the future based on the performance of Hartford Investment Management. A designated portion of Hartford Investment Management’s net operating income will be allocated to long-term incentive awards each year. The size of actual individual awards will vary greatly. The awards granted in 2008 and prior years will vest over three years for most participants and five years for Hartford Investment Management’s Managing Directors and will be paid in cash at the end of the vesting period. The awards to be granted in 2009 and following years will vest over three years for all participants and will be paid in a combination of cash and restricted stock units of The Hartford Financial Services Group, Inc. at the end of the vesting period.

           All portfolio managers are eligible to participate in The Hartford’s standard employee health and welfare programs, including retirement.

           HIFSCO HIFSCO manages the Checks and Balances Fund. The compensation package for portfolio managers consists of three components, which are fixed base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to HIFSCO’s success. The annual incentive plan provides cash bonuses dependent on both HIFSCO’s overall performance and individual contributions. Bonuses vary depending on the scope of accountability and experience level of the individual. An individual’s award is based upon multiple factors such as leadership, teamwork and overall contribution made during the year but not on performance of the fund. The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to HIFSCO to be rewarded in the future based on the continued profitable growth of HIFSCO. The size of actual individual awards will vary greatly. The awards will vest over three years. All portfolio managers are eligible to participate in The Hartford’s standard employee health and welfare programs, including retirement.

           The benchmark by which each Fund’s performance is measured for compensation purposes is as follows:

FUND	BENCHMARK

Floating Rate Fund	Loan Pricing Corporation Index (or equivalent)
High Yield Fund	Lehman Corporate High Yield Index
High Yield Municipal Bond Fund	Lehman High Yield Municipal Index
Income Fund	Lehman Aggregate Index
Inflation Plus Fund	Lehman US TIPS Index
MidCap Growth Fund	Russell MidCap Growth Index
Money Market Fund	60 day T-Bill
Select MidCap Value Fund	Russell MidCap Value Index
Short Duration Fund	Lehman 1-5 yr. Government/Credit Index
Small Company Fund	Russell 2000 Growth Index; Lipper MF Small Cap Growth Average
Strategic Income Fund	Lehman Aggregate Index
Tax-Free California Fund	Lehman California Exempt Index
Tax-Free National Fund	Lehman Municipal Bond Index
Total Return Bond Fund	Lehman Aggregate Index
U.S. Government Securities Fund	Lehman US Government Index
Equity Growth Allocation Fund	S&P 500 Index
Growth Allocation Fund	80% S&P 500 Index; 20% Lehman Aggregate Index
Balanced Allocation Fund	60% S&P 500 Index; 40% Lehman Aggregate Index
Conservative Allocation Fund	40% S&P 500 Index; 60% Lehman Aggregate Index
Income Allocation Fund	Lehman Aggregate Index
Target Retirement 2010 Fund	58% S&P 500 Index; 42% Lehman Aggregate Index
Target Retirement 2015 Fund	65% S&P 500 Index; 35% Lehman Aggregate Index
Target Retirement 2020 Fund	71% S&P 500 Index; 29% Lehman Aggregate Index

88

Target Retirement 2025 Fund	77% S&P 500 Index; 23% Lehman Aggregate Index
Target Retirement 2030 Fund	82% S&P 500 Index; 18% Lehman Aggregate Index
Target Retirement 2035 Fund	87% S&P 500 Index; 13% Lehman Aggregate Index
Target Retirement 2040 Fund	92% S&P 500 Index; 8% Lehman Aggregate Index
Target Retirement 2045 Fund	95% S&P 500 Index; 5% Lehman Aggregate Index
Target Retirement 2050 Fund	95% S&P 500 Index; 5% Lehman Aggregate Index

EQUITY SECURITIES BENEFICIALLY OWNED BY HIFSCO OR HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

          The dollar ranges of equity securities beneficially owned by HIFSCO or Hartford Investment Management portfolio managers in the Funds they sub-advise, as well as the funds of funds, are as follows for the fiscal year ended October 31, 2008:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED

Michael Bacevich	Floating Rate Fund	$10,001-$50,000
	Strategic Income Fund	$1-$10,000

Christopher Bade	High Yield Municipal Bond Fund	$10,001-$50,000
	Tax-Free California Fund	None
	Tax-Free National Fund	None

Paul Bukowski	Global Enhanced Dividend Fund	None
	MidCap Growth Fund	$1-$10,000

Edward C. Caputo	Equity Growth Allocation Fund	None
	Growth Allocation Fund	$1-$10,000
	Balanced Allocation Fund	None
	Conservative Allocation Fund	None
	Income Allocation Fund	None
	LargeCap Growth Fund	None
	Target Retirement 2010 Fund	None
	Target Retirement 2020 Fund	None
	Target Retirement 2030 Fund	$1-$10,000

Robert Crusha	Money Market Fund	None
	Short Duration Fund	$10,001-$50,000

Kurt Cubbage	Select MidCap Value Fund	None
	Small Company Fund	None
	SmallCap Growth Fund	None

William Davison	Income Fund	$10,001-$50,000

Brian Dirgins	Short Duration Fund	$1-$10,000

Charles Grande	High Yield Municipal Bond Fund	$10,001-$50,000
	Tax-Free California Fund	None
	Tax-Free National Fund	$10,001-$50,000

Michael Gray	Income Fund	None
	Strategic Income Fund	$10,001-$50,000

John Hendricks	Inflation Plus Fund	$1-$10,000
	U.S. Government Securities Fund	None

Mark Niland	High Yield Fund	$50,001-$100,000
	Strategic Income Fund	$50,001-$100,000

Frank Ossino	Floating Rate Fund	$1-$10,000

Peter Perrotti	Strategic Income Fund	None

Russell Regenauer	U.S. Government Securities Fund	$10,001-$50,000

James Serhant	High Yield Fund	None

Adam Tonkinson	Money Market Fund	$1-$10,000

89

Nasri Toutoungi	Strategic Income Fund	$10,001-$50,000
	Total Return Bond Fund	$50,001-$100,000

Edward Vaimberg	Strategic Income Fund	$10,001-$50,000

Hugh Whelan	Global Enhanced Dividend Fund	None
	LargeCap Growth Fund	None
	MidCap Growth Fund	None
	Select MidCap Value Fund	None
	Small Company Fund	$10,001-$50,000
	SmallCap Growth Fund	None
	Equity Growth Allocation Fund	None
	Growth Allocation Fund	None
	Balanced Allocation Fund	None
	Conservative Allocation Fund	None
	Income Allocation Fund	None
	Target Retirement 2010 Fund	None
	Target Retirement 2020 Fund	None
	Target Retirement 2030 Fund	None

Timothy Wilhide	Inflation Plus Fund	$1-$10,001
	U.S. Government Securities Fund	$1-$10,001

Christopher J. Zeppieri	Income Fund	None

Vernon Meyer (HIFSCO)	Checks and Balances Fund	None

OTHER ACCOUNTS SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

           The following table lists the number and types of other accounts sub-advised by Wellington Management managers and assets under management in those accounts as of October 31, 2008:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)

Mario E. Abularach	12	(a)	$3,809.2	3		$87.1	8	(1)	$714.1
Steven C. Angeli	6		$1,010.0	14	(2)	$676.7	32	(2)	$1,021.1
John F. Averill	5		$75.8	15	(3)	$384.3	33	(3)	$757.3
Archana Basi	1		$0.3	27	(4)	$355.4	98	(4)	$1,124.1
Jean-Marc Berteaux	11	(b)	$2,009.2	17		$2,490.3	19	(5)	$2,580.3
Francis J. Boggan	8		$541.0	8		$422.4	23	(6)	$1,297.0
John A. Boselli	2		$395.6	9		$1,142.5	40	(7)	$4,512.0
Nicolas B. Boullet	3		$50.7	10	(8)	$56.4	14		$54.4
Edward P. Bousa	4	(9)	$29,815.6	4		$166.1	5	(9)	$806.0
Michael T. Carmen	7	(c)	$2,674.6	13	(10)	$533.5	8		$542.0
Frank D. Catrickes	3	(d)	$5,294.9	19	(11)	$834.3	12		$579.1
Mammen Chally	6		$2,306.9	13		$665.1	11	(12)	$3,170.1
Nicolas M. Choumenkovitch	4	(e)	$1,896.1	7	(13)	$448.4	13	(13)	$1,722.1
Robert L. Deresiewicz	3		$65.9	12	(14)	$84.7	31	(14)	$96.9
Cheryl M. Duckworth	1	(f)	$85.1	0		$0	10	(15)	$512.4
Doris T. Dwyer	7		$953.3	4		$85.5	9	(16)	$1,213.6
David J. Elliott	6		$837.9	5		$86.3	9	(16)	$1,213.6
David R. Fassnacht	6		$1,147.0	11		$1,107.3	3	(17)	$875.5
Ann C. Gallo	8		$91.0	29	(18)	$180.1	97	(18)	$575.4
Bruce L. Glazer	6		$68.8	31	(19)	$407.6	101	(19)	$780.7
Christopher L. Gootkind	8	(20)	$3,566.2	0		$0	0		$0
Karen H. Grimes	3	(g)	$1,599.1	3		$101.3	6		$292.3
Peter I. Higgins	8	(h)(21)	$5,986.9	3		$10.0	3	(21)	$255.8
Lucius T. Hill, III	6		$4,790.7	6		$1,975.8	10		$2,319.6

90

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)

Matthew D. Hudson	11	(b)	$2,009.2	16		$2,489.5	19	(5)	$2,580.3
Jean M. Hynes	5		$18,459.3	29	(22)	$460.2	100	(22)	$2,575.3
Steven T. Irons	3	(h)	$5,222.4	1		$2.8	3	(23)	$255.8
Theodore B. P. Jayne	0		$0	1		$1.3	0		$0
John C. Keogh	8	(24)	$25,470.4	0		$0	20		$2,878.6
Anita M. Killian	8		$51.4	30	(25)	$129.3	101	(25)	$469.3
Ian R. Link	3	(g)	$874.3	0		$0	2	(26)	$797.2
Mark T. Lynch	0		$0	17	(27)	$2,313.6	60	(27)	$733.4
Daniel Maguire	1		$165.8	0		$0	0		$0
Mark D. Mandel	0		$0	0		$0	0		$0
Kirk J. Mayer	4		$113.7	29	(28)	$264.9	98	(28)	$715.3
James N. Mordy	10	(i)(29)	$9,917.6	4		$66.9	11	(29)	$1,085.2
Stephen Mortimer	10		$2,156.6	1		$83.1	5	(1)	$435.7
Andrew S. Offit	12	(b)	$2,011.5	16		$2,489.5	19	(5)	$2,580.3
David W. Palmer	3	(j)	$815.7	2		$3.6	0		$0
Saul J. Pannell	1	(d)	$5,245.3	13	(30)	$659.9	4		$185.6
Phillip H. Perelmuter	2		$1,912.9	6		$630.8	38		$1,894.8
W. Michael Reckmeyer, III	4	(g)(31)	$7,065.9	0		$0	6		$645.7
James A. Rullo	4		$1,613.2	15		$839.6	13	(32)	$3,147.2
Andrew J. Shilling	4		$907.5	8		$1,217.8	42	(33)	$5,439.2
Scott E. Simpson*	7		$154.8	23	(34)	$431.1	87	(34)	$1,457.7
Scott I. St. John	5		$329.5	5		$1,783.6	7		$733.2
Simon H. Thomas	2		$214.6	10		$241.5	6		$237.4
Vera M. Trojan	2		$140.7	10		$1,418.9	10	(35)	$842.5

* Effective June 30, 2009, Scott E. Simpson will no longer be involved in portfolio management

(a) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Growth Opportunities Fund and Small Company Fund). Assets under management in those Funds total approximately $2, 059.8 million and $301.4 million, respectively.

(b) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Growth Fund and International Growth Fund). Assets under management in those Funds total approximately $400.9 million and $364.0 million, respectively.

(c) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation II Fund and Growth Opportunities Fund). Assets under management in those Funds total approximately $919.7 million and $2, 059.8 million, respectively.

(d) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation Fund and Capital Appreciation II Fund). Assets under management in those Funds total approximately $13,970.8 million and $919.7 million, respectively.

(e) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation II Fund and International Opportunities Fund). Assets under management in those Funds total approximately $919.7 million and $261.9 million, respectively.

(f) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Diversified International Fund and Global Equity Fund). Assets under management in those Funds total approximately $11.7 million and $14.0 million, respectively.

(g) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Income Fund, Equity Income Fund and Value Fund). Assets under management in those Funds total approximately $42.5 million, $700.0 million and $281.5 million, respectively.

(h) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Advisers Fund and Stock Fund). Assets under management in those Funds total approximately $817.1 million and $481.7 million, respectively.

(i) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (MidCap Value Fund and Value Opportunities Fund). Assets under management in those Funds total approximately $185.7 million and $120.0 million, respectively.

(j) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Capital Appreciation II Fund and Value Opportunities Fund). Assets under management in those Funds total approximately $919.7 million and $120.0 million, respectively.

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(1) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account total approximately $74.6 million.

(2) The advisory fee for 4 of these pooled accounts and 1 of these other accounts is based upon performance. Assets under management in those pooled accounts and that other account total approximately $319.8 million and $74.6 million, respectively.

(3) The advisory fee for 4 of these pooled accounts and 3 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $278.2 million and $643.8 million, respectively.

(4) The advisory fee for 1 of these pooled accounts and 13 of these other accounts is based upon performance. Assets under management in that pooled account and those other accounts total approximately $8.5 million and $108.7 million, respectively.

(5) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account total approximately $94.5 million.

(6) The advisory fee for 2 of these other accounts is based upon performance. Assets under management in those accounts total approximately $255.7 million.

(7) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account total approximately $64.6 million.

(8) The advisory fee for 1 of these pooled accounts is based upon performance. Assets under management in that account total approximately $10.5 million.

(9) The advisory fee for 2 of these registered investment company accounts and 1 of these other accounts is based upon performance. Assets under management in those registered investment company accounts and that other account total approximately $24,938.3 million and $410.5 million, respectively.

(10) The advisory fee for 4 of these pooled accounts is based upon performance. Assets under management in those accounts total approximately $292.1 million.

(11) The advisory fee for 7 of these pooled accounts is based upon performance. Assets under management in those accounts total approximately $445.5 million.

(12) The advisory fee for 2 of these other accounts is based upon performance. Assets under management in those accounts total approximately $539.0 million.

(13) The advisory fees for 1 of these pooled accounts and 3 of these other accounts is based upon performance. Assets under management in that pooled accounts and those other accounts total approximately $11.7 million and $572.3 million, respectively.

(14) The advisory fees for 3 of these pooled accounts and 2 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $30.9 million and $3.7 million, respectively.

(15) The advisory fee for 2 of these other accounts is based upon performance. Assets under management in those accounts total approximately $2.8 million.

(16) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account total approximately $114.9 million.

(17) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account total approximately $796.6 million.

(18) The advisory fee for 4 of these pooled accounts and 12 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $32.7 million and $59.2 million, respectively.

(19) The advisory fee for 5 of these pooled accounts and 13 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $259.0 million and $334.4 million, respectively.

(20) The advisory fee for 2 of these registered investment company accounts is based upon performance. Assets under management in those accounts total approximately $819.1 million.

(21) The advisory fee for 1 of these registered investment company accounts and 3 of these other accounts is based upon performance. Assets under management in that registered investment company account and those other accounts total approximately $295.2 million and $255.8 million, respectively.

(22) The advisory fee for 4 of these pooled accounts and 14 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $129.1 million and $954.9 million, respectively.

(23) The advisory fee for 3 of these other accounts is based upon performance. Assets under management in those accounts total approximately $255.8 million.

(24) The advisory fee for 3 of these registered investment company accounts is based upon performance. Assets under management in those accounts total approximately $20,932.5 million.

(25) The advisory fee for 3 of these pooled accounts and 13 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $18.0 million and $61.0 million, respectively.

(26) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account total approximately $339.1 million.

(27) The advisory fee for 6 of these pooled accounts and 9 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $2,251.2 million and $115.6 million, respectively.

(28) The advisory fee for 4 of these pooled accounts and 13 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $55.9 million and $84.2 million, respectively.

(29) The advisory fee for 1 of these registered investment company accounts and 2 of these other accounts is based upon performance. Assets under management in that registered investment company account and those other accounts total approximately $7,625.9 million and $43.8 million, respectively.

(30) The advisory fee for 5 of these pooled accounts is based upon performance. Assets under management in those accounts total approximately $377.5 million.

(31) The advisory fee for 3 of these registered investment company accounts is based upon performance. Assets under management in those accounts total approximately $6,775.6 million.

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(32) The advisory fee for 2 of these other accounts is based upon performance. Assets under management in those accounts total approximately $539.0 million.

(33) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that account total approximately $64.6 million.

(34) The advisory fee for 3 of these pooled accounts and 10 of these other accounts is based upon performance. Assets under management in those pooled accounts and other accounts total approximately $44.0 million and $133.9 million, respectively.

(35) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that other account total approximately $30.5 million.

CONFLICTS OF INTEREST BETWEEN THE FUNDS SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS AND OTHER ACCOUNTS

           Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

          An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Angeli, Averill, Carmen, Catrickes, Deresiewicz, Glazer, Lynch, Mayer, and Pannell and Ms. Gallo and Ms. Hynes also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

           Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

           Wellington Management receives a fee based on the assets under management of each Fund as set forth in the relevant Investment Sub-Advisory Agreement between Wellington Management and HIFSCO on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended October 31, 2008.

           Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A

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partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professional’s experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each eligible Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to other Investment Professionals, which are not listed below, is based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by these Investment Professionals, including accounts with performance fees.

           Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. The following individuals are partners of the firm:

Steven C. Angeli	Jean M. Hynes
John F. Averill	Steven T. Irons
Archana Basi	John C. Keogh
Jean-Marc Berteaux	Anita M. Killian
Francis J. Boggan	Mark T. Lynch
John A. Boselli	Mark D. Mandel
Edward P. Bousa	Kirk J. Mayer*
Michael T. Carmen	James N. Mordy
Frank D. Catrickes	Stephen Mortimer*
Nicolas M. Choumenkovitch	Andrew S. Offit
Cheryl M. Duckworth	Saul J. Pannell
David R. Fassnacht	Phillip H. Perelmuter
Ann C. Gallo	W. Michael Reckmeyer, III*
Bruce L. Glazer	James A. Rullo
Karen H. Grimes*	Andrew J. Shilling
Peter I. Higgins	Scott E. Simpson
Lucius T. Hill, III	Vera M. Trojan

*Effective January 1, 2009

           Wellington Management’s incentive payments to the following Investment Professionals are based on comparisons of each Investment Professional’s performance relative to the following benchmark and/or relevant peer group which are utilized to measure both one and three year performance, except where noted:

FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)

Advisers Fund	S&P 500 Index
Lipper EQ MF Large Cap Core Average
(Higgins and Irons only)
Balanced Income Fund	Lipper EQ MF Equity Income Average (Reckmeyer, Grimes and Link only)
Capital Appreciation Fund	Russell 3000 Index
Lipper EQ MF Multicap Core Average
Capital Appreciation II Fund (2)	Russell 3000 Growth Index (Carmen only)
Russell 3000 Index (Catrickes and Pannell only)
Russell 3000 Value Index (Palmer only)
MSCI World Index (Choumenkovitch only)
Lipper EQ MF Multi-Cap Core Average
Disciplined Equity Fund	S&P 500 Index
Diversified International Fund (3)	MSCI EAFE Index (Duckworth and Jayne only)
MSCI EAFE Growth Index (Offit only)
MSCI Emerging Markets Index (Trojan only)
S&P/Citigroup EMI World xUS (Elliott only)

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Lipper EQ MF International Multi Cap Core Average
Dividend and Growth Fund	S&P 500 Index
Lipper EQ MF Equity Income Average
Equity Income Fund	Russell 1000 Value Index
Lipper EQ MF Equity Income Average
Fundamental Growth Fund	Russell 1000 Growth Index
Lipper EQ MF Large Cap Growth Average
Global Communications Fund	MSCI AC Telecommunications Index (4)
MSCI All Country World Index
Global Equity Fund (3)	Lipper EQ MF Global Multi Cap Core Average
Global Financial Services Fund	MSCI Finance ex Real Estate Index
Lipper EQ MF Financial Services Average
Global Growth Fund	MSCI World Growth Index (5)
Lipper EQ MF Global Large Cap Growth Average
Global Health Fund	S&P North American Health Care Sector Index
Lipper EQ MF Health/ Biotechnology Average
Global Technology Fund	S&P GSTI Total Return Index
Lipper EQ MF Science and Technology Average
Growth Fund	Russell 1000 Growth Index
Lipper EQ MF Large Cap Growth Average
Growth Opportunities Fund	Russell 3000 Growth Index
Lipper EQ MF Multicap Growth Average
International Growth Fund	MSCI International EAFE Growth Index (6)
Lipper EQ MF International Multicap Growth Average
International Opportunities Fund	MSCI AC World Free ex US Index (7)
Lipper EQ MF International Large Cap Core Average
International Small Company Fund	S&P Citigroup EPAC EMI <$10 billion Total Return (8)
MidCap Fund	S&P MidCap 400 Index
Lipper EQ MF MidCap Core Average
MidCap Value Fund	Russell 2500 Value Index
Lipper EQ MF Mid Cap Value Average
Small Company Fund	Russell 2000 Growth Index
Lipper EQ MF Small Cap Growth Average
SmallCap Growth Fund	Russell 2000 Growth Index
Stock Fund	S&P 500 Index
Lipper EQ MF Large Cap Core Average
Value Fund	Russell 1000 Value Index
Lipper EQ MF Large Cap Value Average
Value Opportunities Fund	Russell 3000 Value Index
Lipper EQ MF Multicap Value Average

(1)	For Funds with multiple benchmarks/peer groups, allocations are weighted equally, unless otherwise noted.

(2)

Prior to January 1, 2007, the benchmarks/peer groups allocations were weighted equally. The benchmark/peer groups were weighted 60%/40%, respectively, for this Fund for the period January 1, 2007 through December 31, 2007. As of January 1, 2008 the benchmark/peer groups are weighted 80%/20%, respectively, for this Fund.

(3)	The benchmark/peer group are weighted 80%/20%, respectively, for this Fund.

(4)	For the period January 1, 2002, through January 1, 2006, the benchmark was a blend of the MSCI Broad Telecom USD Index and MSCI AC Telecommunications Index.

(5)	For the period January 1, 2004, through December 31, 2005, the benchmark was a blend of the Lipper EQ MF Global Large Cap Growth Average and the MSCI World Index.

(6)	Prior to January 1, 2006, the benchmark was the MSCI EAFE Index with no comparison made to the Fund’s Lipper peer group.

(7)	Prior to January 1, 2006, the benchmark was the Lipper EQ MF International Large Cap Core Average with no comparison made to the MSCI AC World Free ex US Index.

(8)	Prior to January 1, 2008, the incentive plan for this Fund was a fixed rate.

EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS

           The dollar ranges of equity securities beneficially owned by Wellington Management managers in the Funds they sub-advise are as follows for the fiscal year ended October 31, 2008:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED

Mario E. Abularach	Growth Opportunities Fund	$0
	Small Company Fund	$0
Steven C. Angeli	Small Company Fund	$0
John F. Averill	Global Technology Fund	$10,001 - $50,000
Archana Basi	Global Communications Fund	$10,001 - $50,000
Jean-Marc Berteaux	Global Growth Fund	$0

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	International Growth Fund	$0
Francis J. Boggan	Fundamental Growth Fund	$0
John A. Boselli	Growth Fund	$0
Nicolas B. Boullet	Global Technology Fund	$0
Edward P. Bousa	Dividend and Growth Fund	Over $1,000,000
Michael T. Carmen	Capital Appreciation II Fund	$1 - $10,000
	Growth Opportunities Fund	$100,001 - $500,000
Frank D. Catrickes	Capital Appreciation Fund	$100,001 - $500,000
	Capital Appreciation II Fund	$0
Mammen Chally	Disciplined Equity Fund	$100,001 - $500,000
Nicolas M. Choumenkovitch	Capital Appreciation II Fund	$1 - $10,000
	International Opportunities Fund	$10,001 - $50,000
Robert L. Deresiewicz	Global Health Fund	$10,001 - $50,000
Cheryl M. Duckworth	Diversified International Fund	$0
	Global Equity Fund	$10,001 - $50,000
Doris T. Dwyer	SmallCap Growth Fund	$0
David J. Elliott	SmallCap Growth Fund	$0
David R. Fassnacht	Value Opportunities Fund	$10,001 - $50,000
Ann C. Gallo	Global Health Fund	$10,001 - $50,000
Bruce L. Glazer	Global Technology Fund	$0
Christopher L. Gootkind	Advisers Fund	$1 - $10,000
Karen H. Grimes	Balanced Income Fund	$0
	Equity Income Fund	$0
	Value Fund	$0
Peter I. Higgins	Advisers Fund	$1- 10,000
	Stock Fund	$0
Lucius T. Hill, III	Balanced Income Fund	$100,001 - $500,000
Matthew D. Hudson	Global Growth Fund	$100,001 - $500,000
	International Growth Fund	$0
Jean M. Hynes	Global Health Fund	$100,001 - $500,000
Steven T. Irons	Advisers Fund	$0
	Stock Fund	$500,001 - $1,000,000
Theodore B. P. Jayne	Diversified International Fund	$0
John C. Keogh	Advisers Fund	$50,001 - $100,000
Anita M. Killian	Global Technology Fund	$10,001 - $50,000
Ian R. Link	Balanced Income Fund	$0
	Equity Income Fund	$0
	Value Fund	$0
Mark T. Lynch	Global Financial Services Fund	$500,001 - $1,000,000
Daniel Maguire	International Small Company Fund	$0
Mark D. Mandel	Global Equity Fund	$500,001 - $1,000,000
Kirk J. Mayer	Global Health Fund	$10,001 - $50,000
James N. Mordy	MidCap Value Fund	$500,001 - $1,000,000
	Value Opportunities Fund	$10,001 - $50,000
Stephen Mortimer	Small Company Fund	$0
Andrew S. Offit	Global Growth Fund	$10,001 - $50,000
	International Growth Fund	$10,001 - $50,000
David W. Palmer	Capital Appreciation II Fund	$0
	Value Opportunities Fund	$1 - $10,000
Saul J. Pannell	Capital Appreciation Fund	Over $1,000,000
	Capital Appreciation II Fund	$100,001 - $500,000
Phillip H. Perelmuter	MidCap Fund	$50,001 - $100,000
W. Michael Reckmeyer, III	Balanced Income Fund	$0
	Equity Income Fund	$0
	Value Fund	$0
James A. Rullo	Disciplined Equity Fund	$100,001 - $500,000
Andrew J. Shilling	Growth Fund	$100,001 - $500,000
Scott E. Simpson	Global Technology Fund	$0
Scott I. St. John	Balanced Income Fund	$0
Simon H. Thomas	International Small Company Fund	$0
Vera M. Trojan	Diversified International Fund	$0

OTHER ACCOUNTS SUB-ADVISED BY KAR PORTFOLIO MANAGERS

           The following table lists the number and types of other accounts managed by the KAR portfolio managers and assets under management in those accounts as of October 31, 2008:

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PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)

Sandi L. Gleason	6	$171.4	0	$0	12,130	$2,023.4
Julie Kutasov	4	$118.2	0	$0	6,052	$625.2
Robert A. Schwarzkopf	6	$171.4	0	$0	12,130	$2,023.4

CONFLICTS OF INTEREST BETWEEN SELECT SMALLCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY KAR PORTFOLIO MANAGERS

           There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of Select SmallCap Value Fund’s investments and the investments of any other accounts they manage. Such conflicts could arise from the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, and any soft dollar arrangements that KAR may have in place that could benefit Select SmallCap Value Fund or such other accounts. KAR believes that there are no material conflicts of interest between the investment strategies of Select SmallCap Value Fund and the investment strategies of other accounts managed by the portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.

           As an investment manager with multiple product placed at multiple sponsors, KAR has long had procedures in place to control and monitor potential conflicts among sponsor program and products. Whenever a buy or sell program is launched, each investor class is put into a randomly selected order as determined by an automated randomized process. Further, there are extensive controls on employee trading, best execution, and step-out trading. The firm does not self deal or swap securities among accounts. All orders are exposed to an open exchange traded market or order matching facility, ECN.

COMPENSATION OF KAR PORTFOLIO MANAGERS

           KAR believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at KAR receive a competitive base salary, an incentive bonus opportunity, and a benefits package. Managing Directors and portfolio investment professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance.

           The bonus amount for a portfolio manager is based upon (1) how well the individual manager performs in his or her assigned products versus industry benchmarks, (2) growth in total assets under management including, but not limited to, Select SmallCap Value Fund and (3) a subjective assessment of contribution to the team effort. The performance component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

           The following is a more detailed description of the compensation structure of Select SmallCap Value Fund’s portfolio managers.

           Base Salary. Each portfolio manager is paid a base salary, which is determined by KAR and is designed to be competitive in light of the individual’s experience and responsibilities. KAR management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

           Incentive Bonus. Generally, the current Performance Incentive Plan for portfolio managers at KAR has several components:

           (1) Up to seventy-five percent of the base salary can be awarded based upon relative total return or performance. The Investment Incentive pool is established based on actual pre-tax investment performance compared with specific peer group or index measures established at the beginning of each calendar year. Performance of the fund managed is measured over one, three, and five-year periods against the specified benchmark. Generally, an individual manager’s participation is based on the performance of the fund or separately managed account overseen and is weighted roughly by total assets in the fund or separately managed accounts. For Select SmallCap Value Fund, the benchmark used is the Russell 2000 Value Index.

           (2) Up to twenty-five percent of base salary can be awarded based upon the achievement of qualitative goals of the investment management division with which the portfolio manager is associated.

           (3) Up to an additional one hundred percent of base salary can be awarded based upon the growth in assets under management in the portfolio manager’s investment area.

           The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain the component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guarantee payout.

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           Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, 401(k), health, and other employee benefit plans.

EQUITY SECURITIES BENEFICIALLY OWNED BY KAR PORTFOLIO MANAGERS

           As of October 31, 2008, the portfolio managers do not own any shares of Select SmallCap Value Fund.

OTHER ACCOUNTS SUB-ADVISED BY METWEST CAPITAL PORTFOLIO MANAGERS

           The following table lists the number and types of other accounts managed by the MetWest Capital portfolio manager and assets under management in those accounts as of October 31, 2008:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTs	ASSETS MANAGED (in millions)

Gary W. Lisenbee	4	$293.1	3	$54.7	8	$45.4
Samir Sikka	4	$293.1	3	$54.7	8	$45.4

CONFLICTS OF INTEREST BETWEEN SELECT SMALLCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY METWEST CAPITAL PORTFOLIO MANAGERS

           MetWest Capital anticipates no material conflicts of interest, as all accounts in the Small Cap Intrinsic Value strategy are managed to the model portfolio as specified by the investment team. The investment team implements the model consistently across client portfolios, while accommodating any client-specific requirements, such as investment restrictions or cash flow requirements. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For a portfolio with restrictions, the investment team determines the position(s) that comply with the client’s requirements.

           While portfolios of clients with investment restrictions may differ slightly from the model portfolio, those differences do not affect the percentage allocations, unless a client’s restrictions prohibit a particular trade. Portfolio managers do not have discretion regarding the allocation of investment opportunities. They apply any restriction objectively. For example, if a client’s investment guidelines prohibit the purchase of a particular security in the model, the investment team determines a substitute holding that is purchased for that client’s account. In addition, to ensure that divergence in account composition is driven exclusively by differences in client objectives, every trade that is executed every day is reviewed by the senior members of the investment team, including both MetWest Capital’s President and its Chief Investment Officer, both of whom are owners of the firm.

COMPENSATION OF METWEST CAPITAL PORTFOLIO MANAGERS

           MetWest Capital’s compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees’ interests with clients’ interests. Compensation for investment professionals consists of a base salary, bonus and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental) and 401(k) plan. A material portion of each professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary and may include equity in MetWest Capital’s publicly traded parent, Wells Fargo. While Wells Fargo holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm and accordingly receive additional payments based on profitability of the firm. Note to Hartford: this needs to be updated.

           MetWest Capital’s compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital’s investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

EQUITY SECURITIES BENEFICIALLY OWNED BY METWEST CAPITAL PORTFOLIO MANAGERS

           As of October 31, 2008, the portfolio managers did not own any shares of Hartford Select SmallCap Value Fund.

OTHER ACCOUNTS SUB-ADVISED BY SSGA FM PORTFOLIO MANAGERS

           The following table lists the number and types of other accounts managed by the SSgA FM portfolio managers and assets under management in those accounts as of October 31, 2008:

98

PORTFOLIO MANAGER*	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in Billions)	POOLED ACCOUNTS	ASSETS MANAGED (in Billions)	OTHER ACCOUNTS	ASSETS MANAGED (in Billions)

Chuck Martin	5	$0.31	31	$13.40	40	$12.02
William DeRoche, CFA	5	$0.31	31	$13.40	40	$12.02

* The following table lists the number and types of other accounts managed by the U.S. Enhanced Equity Team and assets under management in those accounts. Enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM. The advisory fee for 15 of these pooled accounts and 15 of these other accounts is based upon performance.

CONFLICTS OF INTEREST BETWEEN SELECT SMALLCAP VALUE FUND AND OTHER ACCOUNTS SUB-ADVISED BY SSGA FM PORTFOLIO MANAGERS

           A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to Select SmallCap Value Fund. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

           A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. A portfolio manager may also manage accounts whose objectives and policies differ from those of Select SmallCap Value Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while Select SmallCap Value Fund maintained its position in that security.

           A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

           The potential conflicts described are applicable to SSgA/SSgA FM as our Portfolio Managers manage several accounts with similar guidelines and differing fee schedules.

COMPENSATION OF SSGA FM PORTFOLIO MANAGERS

           The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula, benchmark or identifiable criteria for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

EQUITY SECURITIES BENEFICIALLY OWNED BY SSGA FM PORTFOLIO MANAGERS

           As of October 31, 2008, the portfolio managers do not own any shares of Select SmallCap Value Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

           The Companies have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities or, in the case of the funds of funds, transactions in shares of the Underlying Funds. With respect to the funds of funds, each fund of funds will not incur any commissions or sales charges when it invests in the Underlying Funds.

99

           Subject to any policy established by each Company’s board of directors and HIFSCO, the sub-advisers, as applicable, are primarily responsible for the investment decisions of each applicable Fund (or in the case of a fund of funds, each Underlying Fund) and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund (or in the case of a fund of funds, each Underlying Fund) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers generally seek reasonably competitive spreads or commissions, the Funds (or in the case of a fund of funds, the Underlying Funds) do not necessarily pay the lowest possible spread or commission. HIFSCO may instruct the sub-advisers to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.

           The sub-advisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in Money Market Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by Money Market Fund for such purchases or sales.

           While the sub-advisers seek to obtain the most favorable net results in effecting transactions in a Fund’s (or in the case of a fund of funds, an Underlying Fund’s) portfolio securities, broker-dealers who provide investment research to the sub-advisers may receive orders for transactions from the sub-advisers. Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market. To the extent consistent with Section 28(e) of the 1934 Act, a sub-adviser may cause a Fund (or in the case of a fund of funds, an Underlying Fund) to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund (or in the case of a fund of funds, an Underlying Fund) in excess of the amount that another broker-dealer would have charged in respect of that transaction. Information so received is in addition to and not in lieu of the services required that the sub-adviser must perform under the applicable investment sub-advisory agreement. In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion. The management fees paid by the Funds are not reduced because the sub-advisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. Some of these services are of value to the sub-advisers, or their affiliates, in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds.

           Hartford Investment Management has determined that at present it will utilize soft dollars to obtain only: (i) brokerage services; (ii) research created and provided by a broker-dealer involved in effecting a trade (i.e., research provided by a full service broker-dealer, or provided by a broker-dealer to which a portion of a trade is directed for the purpose of obtaining access to the research, in either cased on a bundled basis); and (iii) access to management personnel. Hartford Investment Management will not at present utilize soft dollars to obtain research from parties who have no role in effecting a trade.

           To the extent that accounts managed by a sub-adviser are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the applicable Company’s board of directors, available securities may be allocated to the Fund (or in the case of a fund of funds, the Underlying Fund) and other client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund (or in the case of a fund of funds, each Underlying Fund). In some cases, this system might adversely affect the price paid by a Fund (or in the case of a fund of funds, an Underlying Fund) (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (or in the case of a fund of funds, an Underlying Fund) (for example, in the case of a small issue).

           Accounts managed by the sub-advisers (or their affiliates) may hold securities held by a Fund (or in the case of a fund of funds, an Underlying Fund). Because of different investment objectives or other factors, a particular security may be purchased by a sub-adviser for one client when one or more other clients are selling the same security.

           For the fiscal years ended October 31, 2008, October 31, 2007 and October 31, 2006, the Funds paid the following brokerage commissions:

100

FUND NAME	2008		2007		2006

Advisers Fund	$1,447,242		$2,078,450		$2,633,867
Balanced Income Fund	$16,411		$4,450		$1,753	(1)
Capital Appreciation Fund	$29,280,660		$23,991,205		$19,527,195
Capital Appreciation II Fund	$3,586,174		$1,661,326		$502,504
Checks and Balances Fund	N/A		N/A	(3)	N/A
Disciplined Equity Fund	$171,503		$248,468		$348,822
Diversified International Fund	$26,765	(4)
Dividend and Growth Fund	$2,400,650		$1,450,551		$1,379,661
Equity Income Fund	$653,033		$312,810		$216,886
Fundamental Growth Fund	$45,337		$81,988		$136,416
Global Communications Fund	$46,242		$67,691		$86,805
Global Enhanced Dividend Fund	$23,691		N/A		N/A
Global Equity Fund	$26,954	(5)	N/A		N/A
Global Financial Services Fund	$88,021		$40,206		$18,637
Global Growth Fund	$1,005,497		$1,373,140		$1,971,676
Global Health Fund	$1,006,911		$731,768		$523,142
Global Technology Fund	$198,934		$155,824		$169,243
Growth Fund	$1,286,367		$1,441,015		$1,567,977
Growth Opportunities Fund	$5,960,233		$2,704,344		$3,367,842
High Yield Fund	$3,557		$3,842		$3,173
High Yield Municipal Bond Fund	N/A		N/A	(3)	N/A
Income Fund	$41,314		$16,333		$2,431
Inflation Plus Fund	$1,209,041		$291,600		$23,197
International Growth Fund	$4,308,232		$2,493,565		$1,367,686
International Opportunities Fund	$1,266,960		$1,164,563		$643,911
International Small Company Fund	$810,479		$714,022		$436,237
LargeCap Growth Fund	$9,642		$9,586		N/A	(2)
MidCap Fund	$4,399,927		$4,022,543		$4,830,910
MidCap Growth Fund	$47,100		$33,574		$113,283	(1)
MidCap Value Fund	$455,219		$498,751		$427,485
Select MidCap Value Fund	$117,517		$87,736		$109,219
Select SmallCap Value Fund	$127,351		$174,526		$11,160	(1)
Small Company Fund	$1,931,540		$1,424,220		$1,470,343
SmallCap Growth	$697,163		$1,232,782		$1,099,335
Stock Fund	$1,339,857		$2,148,063		$2,670,500
Strategic Income Fund	$24,656		$2,431	(3)	N/A
Total Return Bond Fund	$188,866		$91,892		$10,211
U.S. Government Securities	$69,340		$17,026		$7,938
Value Fund	$334,357		$223,925		113,536
Value Opportunities	$343,616		$290,233		$254,679

(1)	Fund commenced operations on July 31, 2006.

(2)	Fund commenced operations on November 30, 2006.

(3)	Fund commenced operations on May 31, 2007.

(4)	Fund commenced operations on June 30, 2008.

(5)	Fund commenced operations on March 1, 2008

           Floating Rate Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free National Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Income Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2010 Fund and Target Retirement 2030 Fund did not pay brokerage commissions during the last three fiscal years.

           Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund did not commence operations until October 31, 2008, no information regarding brokerage commissions paid by each Fund is available.

           In general, changes in the amount of brokerage commissions paid by a Fund are due primarily to that Fund’s asset growth, cash flows and changes in portfolio turnover.

           The following table shows the dollar amount of brokerage commissions paid to firms selected in recognition of research services and the approximate dollar amount of the transactions involved for the fiscal year ended October 31, 2008.

101

FUND NAME	COMMISSIONS PAID TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES	TOTAL AMOUNT OF TRANSACTIONS TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES

Advisers Fund*	$53,487	$66,817,527
Balanced Income Fund*	$660	$1,486,205
Capital Appreciation Fund*	$1,231,712	$1,423,214,819
Capital Appreciation II Fund*	$138,552	$189,005,524
Disciplined Equity Fund*	$5,926	$15,924,996
Diversified International Fund*	$1,295	$2,365,486
Dividend and Growth Fund*	$90,822	$136,605,517
Equity Income Fund*	$25,654	$36,942,539
Fundamental Growth Fund*	$2,064	$8,308,906
Global Communications Fund*	$2,574	$3,260,663
Global Equity Fund*	$1,467	$3,180,524
Global Financial Services Fund*	$3,199	$4,606,661
Global Growth Fund*	$47,012	$49,516,016
Global Health Fund*	$36,560	$45,418,788
Global Technology Fund*	$9,606	$9,823,564
Growth Fund*	$48,483	$86,532,321
Growth Opportunities Fund*	$244,735	$338,591,061
International Growth Fund*	$176,552	$178,913,813
International Opportunities Fund*	$59,824	$63,079,274
International Small Company Fund*	$29,944	$28,377,993
MidCap Fund*	$158,794	$196,964,944
MidCap Value Fund*	$14,622	$15,350852
Select SmallCap Value Fund	$68,968	$37,430,960
Small Company Fund*	$51,192	$56,571,934
SmallCap Growth Fund*	$12,965	$15,597694
Stock Fund*	$49,155	$58,294,025
Value Fund*	$12,837	$18,737,928
Value Opportunities Fund*	$10,810	$10,328,847

*

The commissions identified as being paid to brokers selected in recognition of research services include third party research services only, and are calculated by applying the sub-adviser’s firmwide percentage of commissions paid to the broker that would have been applied to the third party research services as a percentage of the sub-adviser’s total activity with that broker. This calculated percentage is then applied across all of the sub-adviser’s client accounts to provide a pro-rata reporting of the estimated third party soft dollar commission amount. The sub-adviser also receives proprietary research services provided directly by firms. However, the amounts of commissions attributable to such research services are not readily ascertainable and are not included in the table.

          Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund did not commenced operations until October 31, 2008, no information regarding brokerage commissions paid by each Fund to firms selected in recognition of research services is available.

          The following table identifies the Funds’ regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the Funds have acquired during the fiscal year ended October 31, 2008 and the value of each Fund’s aggregate holdings of each such issuer as of October 31, 2008.

FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE (THOUSANDS)

Advisers Fund	Banc of America Securities LLC	$19,305
	BNP Paribas Securities Corp.	$36
	BNY Associates Incorporated	$1,312
	Citigroup Global Markets, Inc.	$4,517
	Countrywide Securities Corp.	$435
	Credit Suisse Capital LLC	$2,725
	Deutsche Bank Securities, Inc.	$158
	Goldman Sachs & Co.	$13,994
	HSBC Securities, Inc.	$1,649
	J.P. Morgan Securities, Inc.	$24,232
	Merrill Lynch Pierce Fenner & Smith	$9,586
	Morgan Stanley & Co., Inc.	$3,102

102

	Prudential Securities, Inc.	$2,055
	State Street Global Markets LLC	$29,343
	U.S. Bancorp Investments, Inc.	$1,703
	UBS Securities LLC	$9,140
	Wells Fargo & Co.	$7,539

Balanced Income Fund	Banc of America Securities LLC	$1,779
	BNP Paribas Securities Corp.	$57
	BNY Associates Incorporated	$247
	Citigroup Global Markets, Inc.	$654
	Countrywide Securities Corp.	$37
	Credit Suisse Capital LLC	$223
	Deutsche Bank Securities, Inc.	$341
	Goldman Sachs & Co.	$625
	HSBC Securities, Inc.	$474
	J.P. Morgan Securities, Inc.	$1,881
	Merrill Lynch Pierce Fenner & Smith	$544
	Morgan Stanley & Co., Inc.	$572
	Prudential Securities, Inc.	$56
	U.S. Bancorp Investments, Inc.	$653
	UBS Securities LLC	$26
	Wachovia Securities LLC	$262
	Wells Fargo & Co.	$597

Capital Appreciation Fund	Banc of America Securities LLC	$787,333
	BNP Paribas Securities Corp.	$49,583
	Deutsche Bank Securities, Inc.	$214,492
	Goldman Sachs & Co.	$338,937
	J.P. Morgan Securities, Inc.	$280,065
	Julius Baer Securities Inc.	$155,379
	Morgan Stanley & Co., Inc.	$169,211
	UBS Securities LLC	$106,514
	Wells Fargo & Co.	$75,005

Capital Appreciation II Fund	Banc of America Securities LLC	$32,274
	BNP Paribas Securities Corp.	$3,880
	Deutsche Bank Securities, Inc.	$9,252
	Goldman Sachs & Co.	$12,697
	HSBC Securities, Inc.	$2,734
	J.P. Morgan Securities, Inc.	$17,224
	Julius Baer Securities Inc.	$3,611
	Merrill Lynch Pierce Fenner & Smith	$246
	Morgan Stanley & Co., Inc.	$3,760
	RBS Greenwich Capital Markets	$839
	UBS Securities LLC	$10,575
	Wells Fargo & Co.	$1,133

Disciplined Equity Fund	Banc of America Securities LLC	$378
	BNP Paribas Securities Corp.	$41
	Deutsche Bank Securities, Inc.	$177
	J.P. Morgan Securities, Inc.	$1,980
	Morgan Stanley & Co., Inc.	$1,158
	Wells Fargo & Co.	$2,928

103

Diversified International Fund	Banc of America Securities LLC	$203
	Barclay Investments, Inc.	$10
	BNP Paribas Securities Corp.	$60
	Deutsche Bank Securities, Inc.	$95
	HSBC Securities, Inc.	$95
	J.P. Morgan Securities, Inc.	$125
	UBS Securities LLC	$170

Dividend and Growth Fund	Banc of America Securities LLC	$127,310
	BNP Paribas Securities Corp.	$6,177
	Citigroup Global Markets, Inc.	$13,503
	Deutsche Bank Securities, Inc.	$26,719
	Goldman Sachs & Co.	$7,927
	J.P. Morgan Securities, Inc.	$77,436
	Morgan Stanley & Co., Inc.	$19,079
	State Street Global Markets LLC	$41,071
	U.S. Bancorp Investments, Inc.	$12,636
	UBS Securities LLC	$32,255
	Wells Fargo & Co.	$4,209

Equity Income Fund	Banc of America Securities LLC	$27,456
	BNP Paribas Securities Corp.	$708
	BNY Associates Incorporated	$8,083
	Deutsche Bank Securities, Inc.	$3,062
	J.P. Morgan Securities Inc.	$29,331
	U.S. Bancorp Investments, Inc.	$16,967
	Wells Fargo & Co.	$18,724

Floating Rate Fund	BNP Paribas Securities Corp.	$78,511
	Goldman Sachs & Co.	$15,101
	RBS Greenwich Capital Markets	$63,269
	State Street Global Markets LLC	$23,344
	UBS Securities LLC	$12,701
	Wells Fargo & Co.	$396

Fundamental Growth Fund	Banc of America Securities LLC	$777
	BNP Paribas Securities Corp.	$84
	Deutsche Bank Securities, Inc.	$364
	Goldman Sachs & Co.	$435
	J.P. Morgan Securities, Inc.	$990
	State Street Global Markets LLC	$5,246

Global Communications Fund	Banc of America Securities LLC	$134
	BNP Paribas Securities Corp.	$14
	Deutsche Bank Securities, Inc.	$63
	J.P. Morgan Securities, Inc.	$82

Global Enhanced Dividend Fund	Banc of America Securities LLC	$27
	Barclay Investments, Inc.	$16
	J.P. Morgan Securities, Inc.	$41
	State Street Global Markets LLC	$185
	Wachovia Securities LLC	$14
	Wells Fargo & Co.	$42

104

Global Equity Fund	Banc of America Securities LLC	$199
	BNP Paribas Securities Corp.	$59
	Deutsche Bank Securities, Inc.	$77
	Goldman Sachs & Co.	$65
	J.P. Morgan Securities, Inc.	$199
	Julius Baer Securities Inc.	$91
	UBS Securities LLC	$41
	Wells Fargo & Co.	$54

Global Financial Services Fund	Banc of America Securities LLC	$48
	BNP Paribas Securities Corp.	$723
	Deutsche Bank Securities, Inc.	$22
	Goldman Sachs & Co.	$717
	J.P. Morgan Securities, Inc.	$1,321
	Julius Baer Securities Inc.	$884

Global Growth Fund	Banc of America Securities LLC	$6,439
	BNP Paribas Securities Corp.	$698
	Deutsche Bank Securities, Inc.	$3,017
	Goldman Sachs & Co.	$7,557
	J.P. Morgan Securities, Inc.	$12,693
	Julius Baer Securities Inc.	$6,592
	Wells Fargo & Co.	$3,371

Global Health Fund	Banc of America Securities LLC	$4,182
	BNP Paribas Securities Corp.	$453
	Deutsche Bank Securities, Inc.	$1,960
	J.P. Morgan Securities, Inc.	$2,559
	State Street Global Markets LLC	$76,958

Global Technology Fund	Banc of America Securities LLC	$111
	BNP Paribas Securities Corp.	$12
	Deutsche Bank Securities, Inc.	$53
	J.P. Morgan Securities, Inc.	$68

Growth Fund	Banc of America Securities LLC	$14,259
	BNP Paribas Securities Corp.	$1,545
	Deutsche Bank Securities, Inc.	$6,682
	Goldman Sachs & Co.	$8,131
	J.P. Morgan Securities, Inc.	$8,725
	State Street Global Markets LLC	$25,052

Growth Opportunities Fund	Banc of America Securities LLC	$46,785
	BNP Paribas Securities Corp.	$3,424
	Citigroup Global Markets, Inc.	$14,589
	Deutsche Bank Securities, Inc.	$14,809
	Goldman Sachs & Co.	$29,205
	J.P. Morgan Securities, Inc.	$35,232
	State Street Global Markets LLC	$22,191

High Yield Fund	Banc of America Securities LLC	$655
	BNP Paribas Securities Corp.	$7,826
	Citigroup Global Markets, Inc.	$556
	Goldman Sachs & Co.	$1,614
	J.P. Morgan Securities, Inc.	$567
	RBS Greenwich Capital Markets	$6,306
	State Street Global Markets LLC	$10,203
	UBS Securities LLC	$1,266

105

High Yield Municipal Bond Fund	State Street Global Markets LLC	$32,259

Income Fund	Banc of America Securities LLC	$2,043
	BNP Paribas Securities Corp.	$135
	Citigroup Global Markets, Inc.	$3,126
	Countrywide Securities Corp.	$30
	Credit Suisse Capital LLC	$362
	Deutsche Bank Securities, Inc.	$54
	Goldman Sachs & Co.	$1,233
	J.P. Morgan Securities, Inc.	$6,333
	Lehman Brothers, Inc.	$678
	Merrill Lynch Pierce Fenner & Smith	$608
	Morgan Stanley & Co., Inc.	$3,361
	Prudential Securities, Inc.	$1,233
	RBS Greenwich Capital Markets	$1,696
	State Street Global Markets LLC	$8,322
	U.S. Bancorp Investments, Inc.	$341
	UBS Securities LLC	$1,445
	Wachovia Securities LLC	$1,534
	Wells Fargo & Co.	$1,548

Income Allocation Fund	State Street Global Markets LLC	$6

Inflation Plus Fund	BNP Paribas Securities Corp	$791
	RBS Greenwich Capital Markets	$637
	State Street Global Markets LLC	$29
	UBS Securities LLC	$128

International Growth Fund	Banc of America Securities LLC	$11,296
	Barclay Investments, Inc.	$1,560
	BNP Paribas Securities Corp	$7,221
	Deutsche Bank Securities, Inc.	$5,293
	Goldman Sachs & Co.	$935
	J.P. Morgan Securities, Inc.	$6,912
	Julius Baer Securities Inc.	$4,300
	UBS Securities LLC	$9,878

International Opportunities Fund	Banc of America Securities LLC	$5,016
	BNP Paribas Securities Corp.	$4,001
	Deutsche Bank Securities, Inc.	$2,351
	HSBC Securities, Inc.	$6,003
	J.P. Morgan Securities, Inc.	$3,069
	Julius Baer Securities Inc.	$3,768
	State Street Global Markets LLC	$25,425
	UBS Securities LLC	$9,222

International Small Company Fund	State Street Global Markets LLC	$15,146

LargeCap Growth Fund	BNP Paribas Securities Corp.	$38
	RBS Greenwich Capital Markets	$31
	UBS Securities LLC	$6

106

MidCap Fund	Banc of America Securities LLC	$34,480
	BNP Paribas Securities Corp.	$3,735
	Deutsche Bank Securities, Inc.	$16,159
	J.P. Morgan Securities, Inc.	$21,099

MidCap Growth Fund	BNP Paribas Securities Corp.	$222
	RBS Greenwich Capital Markets	$178
	State Street Global Markets LLC	$3,551
	UBS Securities LLC	$36

MidCap Value Fund	Banc of America Securities LLC	$1,207
	BNP Paribas Securities Corp.	$131
	Deutsche Bank Securities, Inc.	$565
	J.P. Morgan Securities, Inc.	$739

Money Market Fund	Banc of America Securities LLC	$9,742
	BNP Paribas Securities Corp.	$18,574
	Citigroup Global Markets, Inc.	$4,993
	Goldman Sachs & Co.	$2,999
	J.P. Morgan Securities, Inc.	$13,217
	RBS Greenwich Capital Markets	$24,912
	State Street Global Markets LLC	$9,234
	UBS Securities LLC	$6,082
	Wachovia Securities LLC	$6,000
	Wells Fargo & Co.	$6,748

Select MidCap Value Fund	State Street Global Markets LLC	$4,297

Select SmallCap Value Fund	State Street Global Markets LLC	$1,149

Short Duration Fund	Banc of America Securities LLC	$1,500
	BNP Paribas Securities Corp.	$673
	BNY Associates Incorporated	$503
	Citigroup Global Markets, Inc.	$1,792
	Countrywide Securities Corp.	$2,868
	Credit Suisse Capital LLC	$2,099
	Goldman Sachs & Co.	$4,278
	HSBC Securities, Inc.	$1,959
	J.P. Morgan Securities Inc.	$7,438
	Lehman Brothers, Inc.	$1,114
	Merrill Lynch Pierce Fenner & Smith	$4,951
	Morgan Stanley & Co., Inc.	$2,687
	Prudential Securities, Inc.	$886
	RBS Greenwich Capital Markets	$543
	U.S. Bancorp Investments, Inc.	$996
	UBS Securities LLC	$109
	Wachovia Securities, LLC	$4,089
	Wells Fargo & Co.	$4,206

SmallCap Growth Fund	Banc of America Securities LLC	$2,494
	BNP Paribas Securities Corp.	$758
	Deutsche Bank Securities, Inc.	$1,169
	Goldman Sachs & Co.	$56
	J.P. Morgan Securities, Inc.	$1,526
	RBS Greenwich Capital Markets	$393
	UBS Securities LLC	$79

107

Small Company Fund	Banc of America Securities LLC	$2,791
	BNP Paribas Securities Corp.	$1,832
	Deutsche Bank Securities, Inc.	$1,308
	J.P. Morgan Securities, Inc.	$1,708
	RBS Greenwich Capital Markets	$1,233
	UBS Securities LLC	$248

Stock Fund	Banc of America Securities LLC	$13,967
	Goldman Sachs & Co.	$9,666
	J.P. Morgan Securities, Inc.	$17,705
	Merrill Lynch Pierce Fenner & Smith	$6,718
	State Street Global Markets LLC	$30,451
	UBS Securities LLC	$7,721
	Wells Fargo & Co.	$6,363

Strategic Income Fund	Banc of America Securities LLC	$2,014
	BNP Paribas Securities Corp.	$3,466
	Citigroup Global Markets, Inc.	$1,182
	Goldman Sachs & Co.	$1,399
	J.P. Morgan Securities, Inc.	$3,542
	Lehman Brothers, Inc.	$571
	Merrill Lynch Pierce Fenner & Smith	$387
	Morgan Stanley & Co., Inc.	$2,180
	Prudential Securities, Inc.	$705
	RBS Greenwich Capital Markets	$7,565
	State Street Global Markets LLC	$1,154
	UBS Securities LLC	$1,488
	Wachovia Securities LLC	$1,147
	Wells Fargo & Co.	$1,118

Tax-Free National Fund	State Street Corp.	$9,493

Total Return Bond Fund	Banc of America Securities LLC	$11,955
	BNP Paribas Securities Corp.	$23,221
	Citigroup Global Markets, Inc.	$28,423
	Countrywide Securities Corp.	$8,012
	Credit Suisse Capital LLC	$2,416
	Deutsche Bank Securities, Inc.	$6,183
	Goldman Sachs & Co.	$3,012
	J.P. Morgan Securities, Inc.	$32,102
	Lehman Brothers, Inc.	$3,987
	Merrill Lynch Pierce Fenner & Smith	$565
	Morgan Stanley & Co., Inc.	$10,516
	Prudential Securities, Inc.	$6,325
	RBS Greenwich Capital Markets	$29,252
	State Street Global Markets LLC	$39,434
	U.S. Bancorp Investments, Inc.	$2,209
	UBS Securities LLC	$3,756
	Wachovia Securities LLC	$6,118
	Wells Fargo & Co.	$7,462

U.S. Government Securities Fund	BNP Paribas Securities Corp.	$30,756
	Countrywide Securities Corp.	$1,742
	Lehman Brothers, Inc.	$1,629

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	Merrill Lynch Pierce Fenner & Smith	$2,486
	RBS Greenwich Capital Markets	$24,785
	State Street Global Markets LLC	$18,679
	UBS Securities LLC	$4,975

Value Fund	Banc of America Securities LLC	$11,754
	BNP Paribas Securities Corp.	$273
	BNY Associates Incorporated	$5,123
	Citigroup Global Markets, Inc.	$1,167
	Deutsche Bank Securities, Inc.	$1,179
	Goldman Sachs & Co.	$5,134
	J.P. Morgan Securities, Inc.	$12,714
	U.S. Bancorp Investments, Inc.	$3,908
	Wells Fargo & Co.	$7,903

Value Opportunities Fund	Banc of America Securities LLC	$4,368
	BNP Paribas Securities Corp.	$65
	Deutsche Bank Securities, Inc.	$281
	Goldman Sachs & Co.	$644
	J.P. Morgan Securities, Inc.	$2,255
	RBS Greenwich Capital Markets	$379
	UBS Securities LLC	$892

          Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund did not commenced operations until October 31, 2008, no information regarding each Fund’s regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) is available.

FUND EXPENSES

          EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence, (2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund’s principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) fees, expenses and disbursements of custodians for all services to the Fund, (12) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (13) expenses for servicing shareholder accounts, (14) any direct charges to shareholders approved by the directors of the Fund, (15) compensation and expenses of directors of the Fund, other than those who are also officers of The Hartford, and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto. In addition, the Floating Rate Fund may incur unique expenses due to the nature of its investment strategy which are paid by the Floating Rate Fund, including: consultants’ and attorneys’ fees and expenses in connection with problem loans and troubled issuers and/or borrowers and transfer and assignment fees in conjunction with the buying and selling of loans.

          Each fund of funds, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. Each fund of funds’ expense ratios, as disclosed in the funds of funds’ prospectus, may be higher or lower depending on the allocation of the fund of funds’ assets among the Underlying Funds and the actual expenses of the Underlying Funds.

DISTRIBUTION ARRANGEMENTS

GENERAL

          Hartford Investment Financial Services, LLC (“HIFSCO”) serves as the principal underwriter for each Fund pursuant to Underwriting Agreements initially approved by the board of directors of each Company. HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the

109

expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a Fund. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

          HIFSCO is authorized by the Companies to receive purchase and redemption orders on behalf of the Funds. HIFSCO has the authority to, and has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law. In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order. Accordingly, orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund. The Fund’s net asset value is determined in the manner described in the Fund’s prospectuses.

          ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES. As stated in the prospectuses, HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

          Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

     Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;

•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;

•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•	Provision of educational programs, including information and related support materials;

•	Hardware and software; and

•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

          As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc., Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James

110

Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

In addition to the Financial Intermediaries listed above, listed below are all Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, whether or not an ongoing contractual relationship exists. A.G. Edwards & Sons, Inc., Achieva Credit Union, Addison Avenue Federal C.U., Advanced Equities, Inc., Advantage Capital Corp, Advisory Group Equity Svcs Ltd, AFA Financial Group, LLC, AIG Equity Sales Corp., AIG Financial Advisors, AIM Distributors, Inc., Allen & Co., of Florida, Inc., Alliance Bernstein Invst Rsch, AllState Financial Svcs., LLC, Alpha Advisors, Altura Credit Union, AMCORE Bank, NA, Amcore Investment Services, Inc. , American Funds & Trusts, Inc., , American Gen'l Securities Inc., American Independent Sec's Inc., American Investors Company, American Investors Group, American Portfolios Fncl Svcs, Ameriprise Financial Srvcs Inc., Ameritas Investment Corp., Ameritrade, Inc., AmTrust Bank, Amtrust Bnk/Div of OH SB, FSC, Amtrust Investment Srvcs, Inc., Anchor Bank, Anderson & Strudwick, Inc., Aris, Arvest Asset Management, Arvest Bank, Askar Corp., Associated Bank, NA, Associated Finc'l Srvcs, Inc., Associated Investment Svcs Inc., Associated Securities Corp., AXA Advisors, LLC, Ayre Investments, B.C. Ziegler and Company, Banc of Amer Invstmnt Svcs Inc., Bancnorth Investment Group Inc., BancorpSouth Bank, Bancorpsouth Investment Srvc Inc., BancWest Investment Srvcs Inc., Bank of America, Bank of Clarke County, Bank of the West, Bankers & Investors Co., Banknorth, BankUnited, FSB, Bannon, Ohanesian & Lecours,Inc., Bates Securities, Inc., BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Fin. Srvcs., Inc., Benchmark Investments, Inc., Beneficial Investment Srvcs., Bernard Herold & Co., Inc., Berthel,Fisher&Co Fin Svcs Inc., BI Investments, LLC, BKS Advisors, BOSC, Inc., Brecek & Young Advisors, Inc., Bright Financial, Brighton Securities Corp., Broker Dealer Fin'l Svcs Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Butler, Wick & Co., Inc., Cadaret, Grant & Co., Inc., California National Bank, Calton & Associates, Inc., Cambridge Investment Rsrch, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Srvcs., Inc., Capital Investment Group, Inc., Capital Investment Svcs, Inc., Capital One Investments Svcs LLC, Capital One, N.A., Capital Securities Management, Capital Select Investments Corp., Capital Wealth Advisors, Inc., Capital West Securities, Inc., Capitol Securities Mngmnt, Inc., Carey, Thomas, Hoover ,& Breault, Carolina First Bank, Carolinas Investment Cnsltng LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centra Bank, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin, Davis, Charles Schwab, Chase Investments Srvcs, Corp., Citi Bank, Citicorp Investment Services, Citigroup Global Markets, Inc., Citizens Bank, City Bank, City Securities Corporation, Clary Financial Planning Corp., Coburn & Meredith, Inc., Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Svcs, Inc., Commerce Capital Markets, Inc., Commonwealth Bank & Trust Co., Commonwealth Financial Network, Commonwealth Invstmnt Svcs Inc., Compass Bank, Compass Brokerage, Inc., Comprehensive Financial Svcs., Coordinated Capital Sec's, Inc., Country Club Fincl Svcs., Inc., Countrywide Bank, Countrywide Investment Srvc Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, CW Securities, LLC, D.A. Davidson & Company, Davenport & Company LLC, David A. Noyes & Company, David Lerner Associates, Inc., DaVinci Capital Management ,Inc., Delta Equity Services Corp., Delta Trust Investment, Inc., Deutsche Bank Alex. Brown Inc., Deutsche Bank Securities, Inc., Diversified Securities, Inc., Dorsey & Company, Inc., Eagle One Investments, LLC, Eastern Financial Florida C.U., Edward Jones, Elderado Financial, Emerald Financial Management, Empire Financial Group, Inc., Empire Securities Corporation, Ensemble Financial Svcs, Inc., EPlanning Securities, Inc., Equitable Advisors, Inc., Equitas America, LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities, LLC, Evolve Securities, Inc., Excel Securities & Assoc., Inc., Fairport Capital, Inc., Fairwinds Credit Union, Farmers National Bank, Feltl & Company, Ferris/Baker Watts, FFP Securities, Inc., Fidelity Brokerage Srvcs., Inc., Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp, Financial Security Mgnt, Inc., Financial West Group, Fintegra LLC, First Allied Securities, First Bank, First Brokerage America, First Citizens Bank, First Citizens Fin'l Plus, Inc., First Citizens Investor Srvcs, First Commonwealth Bank, First Federal Bank, First Global Securities, Inc., First Heartland Capital Inc., First MidAmerica Investment Cp, First Midwest Bank, First Montauk Securities, First Niagara Bank, First Southeast Inv. Srvcs., First Tennessee Bank, First Tennessee Brokerage, Inc., First Wall Street Corporation, First Western Advisors, First Western Securities Inc, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Founders Financial Secs, LLC, Fox and Company, Franklin/Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., FundQuest, Inc., Geneos Wealth Management, Inc., Genworth Financial Sec's Corp., Girard Securities Inc., Gold Coast Securities, Inc., Golden One Credit Union, Great American Advisors, Inc., Great American Investors, Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D.Vest Investment Services, Harbor Financial Services, LLC, Harbour Investments, Inc., Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Inc., HSBC Securities (USA) Inc., Huntington Investment Co., IBN Financial Services, Inc., IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Fin'l Group, LLC, Indiana Merchant Banking & Brok, Infinex Investment, Inc., ING Advisors Network, ING Financial Advisors, LLC, ING Financial Partners, Intercarolina Finl Srv., Inc., InterSecurities, Inc., Invesmart Securities, LLC, INVEST Financial Corporation, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Management Corp., Investment Planners, Inc., Investment Professionals, Inc., Investment Security Corp., Investors Capital Corp., J.B. Hanauer & Co., J.J.B Hilliard, W.L.Lyons LLC., J.P. Turner & Co., J.W. Cole Financial, Inc., James C. Butterfield, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp, Jesup & Lamont Securities Corp, JHW Financial Services, Inc., JJB Hilliard/WL Lyons, Inc., Jones Bains Sides Invstmts Grp, Kalos Capital, Inc., Key Investment Services, LLC, KMS Financial Services, Inc., Kobren Insight Management Inc., Kovack Securities, Inc., Krasney Financial, LaSalle Financial Services, Inc, LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp, Lincoln Investment Plnng., Inc., Linsco/Private Ledger, Lockwood Financial, LPL Financial, M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc., M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M. Griffith, Inc., M.L. Stern & Co. Inc., Madison Avenue Securities, Inc., Madison Bank, Main Street Securities, LLC, Marathan Investment, Marshall Financial Group, Mass Institute of Technology CU, Maxim Group LLC, McQueen, Ball & Assoc., Means Investment Co Inc., Meridien Financial Group, Inc., Merrill Lynch Inc., Merrimac Corporate Sec's., Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corp., Mid-Atlantic Securities, Inc., MMC Securities Corp., MML Investor Services, Inc., Moloney Securities Co., Inc., Money Concepts Capital Corp, Money Management Advisory Inc., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Peabody, Inc., Morgan Stanley & Co., Inc., MSCS Financial Services, LLC, Multi-Financial Securities Corp, Multiple Financial Srvcs., Inc., Mutual Securities, Inc., Mutual Service Corp., NatCity Investments, National Advisers Trust, National City Bank of Midwest, National Financial Svcs. Corp, National Planning Corporation, National Planning Holdings, Inc., National Securities Corp., Nations Financial Group, Inc., Nationwide Investment Srvc Corp, Nationwide Planning Assoc, Inc., Navy Federal Brokerage Srvcs., NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., Nelson Securities, Inc.,

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New England Securities Corp., NewAlliance Bank, Newbridge Securities Corp., Next Financial Group, NFP Securities, Inc., Nollenberger Capital Partners, North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Company, Northern Trust Securities, Inc., Northwestern Mut Inv Svcs Inc., Nutmeg Securities, Ltd., NYLIFE Securities Inc., O.N. Equity Sales Co., Oak Tree Securities, Inc., Oakbrook Financial Group, Inc., OFG Financial Srvcs., Inc., Ogilvie Security Advisors Corp, Ohio National Equities, Inc., Old National Bank, ON Equity Sales Co., OneAmerica Securities Inc., Online Brokerage Services., Oppenheimer and Co., Inc., Pacific West Securities, Inc., Packerland Brokerage Svcs, Inc., Park Avenue Securities, Parsonex Securities, Inc., Partnervest Securities, Inc., Patelco Credit Union, Paulson Investment Company Inc., Pension Planners Sec's Inc., Peoples Bank, Peoples Securities, Inc., Peoples United Bank, PlanMember Securities Corp, PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeSolutions Securities, Inc., PrimeVest Financial Services, Princor Financial Service Corp, Private Consulting Group, Inc., ProEquities, Inc., Prospera Financial Services, Protected Investors of America, Purshe, Kaplin & Sterling, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James Finc'l Srvcs,Inc., RBC Capital Markets Corp., RBC Centura Bank, RBC Centura Secs, Inc. FID Div, RBC Dain FID Division, RBC Dain Rauscher Inc., RBC Wealth Management, RDM Investment Services, Inc., Regal Discount Securities, Inc., Regal Securities, Inc., Regency Securities Inc., Regions Bank, Reliance Securities, LLC, Resource Horizons Group, LLC, Rhodes Securities, Inc., River City Bank, RiverPoint Capital Management, RiverStone Wealth Management., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Royal Alliance Associates, Inc., Russell Capital Management, Rydex Distributors, Inc., Sage, Rutty & Co., Inc., Sammons Securities Co., Sammons Securities Company LLC, Sanders Morris Harris Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Shields & Company, Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments NA Inc., SouthTrust Securities, Inc., Southwest Securities, Inc., Sovereign Bank, Spectrum Capital, Inc., Spire Securites, LLC, Stanford Group Company, Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strand Atkinson Williams York, Strategic Financial Alliance, Summit Brokerage Services Inc., Summitalliance Securities, SunAmerica, Sunset Finc'l Services, Inc., SunTrust Investment Srvcs, Inc., SWBC Investment Company, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group, Synovus Securities, Taylor Securities, Inc., TBT Securities, L.C., TD Waterhouse Invstr Srvcs, Inc, TFS Securities, Inc., The Capital Group Sec. Inc., The Huntington Investment Co., The Newport Group, Thoroughbred Finl Svcs, LLC, Thrivent Investment Management Inc., Thurston, Springer, Miller, Her, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group Inc., U.S Bank, UBS Financial Services, Inc., UBS International, UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank Company, Union Bank of California, N.A., UnionBanc Investment Services, UnionBank, United Bank, Inc., United Brokerage Services, Inc., United Financial Group, United Heritage Finc’'l Svcs, United Plnnrs Fin.Svcs.of Amer, US Bancorp Investments, US Bank, N.A., USA Financial Securities Corp., USAllianz Securities, Inc., USF Securities LP, UVest Financial Services, ValMark Securities, Van Kampen, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia Bank, Wachovia Sec Inc Fncl Network, Wachovia Securities ISG, Wachovia Securities LLC, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Washington Mutual, Washington Mutual Savings Bank, Wasserman & Associates, Waterstone Financial Group, Wayne Hummer Investments LLC, Wealth Management Srvcs., Wealth Mgnt. Securities Srvcs., Webster Bank, Webster Investments, Wedbush Morgan Securities Inc., Wellington Securities, Inc., Wells Fargo Investments, Wells Fargo Secs Independent, Wells Federal Bank, WesBanco Bank, Inc., Wescom Central Credit Union, Wescom Credit Union, Wescom Financial Services, West Capital, Western International Secs,, Westfield Bakerink Brozak LLC, WFG Securities Corp., Whitney Securities, LLC, Wilbank Securities, William C. Burnside & Company, Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Srvcs, Inc., Woodmen Financial Services Inc., Workman Securities Corp., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc., and Zeigler Investments.

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Morgan Securities Inc., Wellington Securities, Inc., Wells Fargo Investments, Wells Fargo Secs Independent, Wells Federal Bank, WesBanco Bank, Inc., Wescom Central Credit Union, Wescom Credit Union, Wescom Financial Services, West Capital, Western International Secs, Western International Sec’s, Westfield Bakerink Brozak LLC, WFG Securities Corp., Whitney Securities, LLC, Wilbank Securities, William C. Burnside & Company, Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Srvcs, Inc., Woodmen Financial Services Inc., Workman Securities Corp., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc. and Zeigler Investments.

COMMISSIONS TO DEALERS

          The aggregate dollar amount of commissions received by HIFSCO for the sale of shares for the fiscal years ended October 31, 2008, October 31, 2007 and October 31, 2006 is as follows:

YEAR	FRONT-END SALES COMMISSIONS		CDSC		AMOUNT REALLOWED		AMOUNT RETAINED

2008
Class A	$139,316,691		$1,486,884		$120,172,508		$20,631,067
Class B	N/A		$6,677,607		N/A		$6,677,607
Class C	N/A		$2,913,799		0		$2,913,799
Class I	N/A		N/A		N/A		N/A
Class Y	N/A		N/A		N/A		N/A
Class L	$576,218		$366		$489,847		$86,737
Class R3	N/A		N/A		N/A		N/A
Class R4	N/A		N/A		N/A		N/A
Class R5	N/A		N/A		N/A		N/A
2007
Class A	$117,907,856		$1,187,494		$101,827,646		$17,267,704
Class B	N/A		$5,692,605		N/A		$5,692,605
Class C	N/A		$2,205,486		N/A		$2,205,486
Class I	N/A		N/A		N/A		N/A
Class Y	$10,159	*	N/A		$8,991	*	$1,168	*
Class L	$615,901		$5,123	*	$524,455		$126,569	*
Class R3	N/A		N/A		N/A		N/A
Class R4	N/A		N/A		N/A		N/A
Class R5	N/A		N/A		N/A		N/A
2006
Class A	$111,735,473		$494,034		$96,165,477		$16,064,030
Class B	N/A		$6,383,807		N/A		$6,383,807
Class C	$2,180		$1,143,795		$0		$1,145,975
Class I	N/A		N/A		N/A		N/A
Class Y	N/A		N/A		N/A		N/A
Class L	$502,384		$35		$427,011		$75,408
Class R3	N/A		N/A		N/A		N/A
Class R4	N/A		N/A		N/A		N/A
Class R5	N/A		N/A		N/A		N/A

*	This information reflects the reclassification of Class E shares as Class Y shares and Class H, M and N shares as Class L shares. The reclassification was affected on February 12, 2007.

          Because Global Equity Fund did not commence operations until February 29, 2008, and Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund had not commenced operations as of the date of this SAI, no information is available regarding the aggregate dollar amount of commissions received by HIFSCO for the sale of each Fund’s shares. Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:

          Funds other than Floating Rate Fund, High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Strategic Income Fund, Tax-Free-California Fund, Tax-Free National Fund, Total Return Bond Fund, U.S. Government Securities Fund and Income Allocation Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $50,000	5.50%	5.82%	4.75%
$50,000 or more but less than $100,000	4.50%	4.71%	4.00%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

High Yield Fund, High Yield Municipal Bond Fund, Income Fund, Inflation Plus Fund, Strategic Income Fund, Tax-Free California Fund, Tax-Free National Fund, Total Return Bond Fund, U.S. Government Securities Fund and Income Allocation Fund

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AMOUNT OF PURCHASE	FRONT-END SALES CHARGEAS A PERCENTAGE OFOFFERING PRICE	FRONT-END SALES CHARGEAS A PERCENTAGE OFAMOUNT INVESTED	COMMISSION AS PERCENTAGE OF OFFERING PRICE
Less than $50,000	4.50%	4.71%	3.75%
$50,000 or more but less than $100,000	4.00%	4.17%	3.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

Floating Rate Fund and Short Duration Fund

AMOUNT OF PURCHASE	FRONT-END SALES CHARGEAS A PERCENTAGE OFOFFERING PRICE	FRONT-END SALES CHARGE AS A PERCENTAGE OF AMOUNT INVESTED	COMMISSION ASPERCENTAGE OF OFFERING PRICE
Less than $50,000	3.00%	3.09%	2.50%
$50,000 or more but less than $100,000	2.50%	2.56%	2.00%
$100,000 or more but less than $250,000	2.25%	2.30%	1.75%
$250,000 or more but less than $500,000	1.75%	1.78%	1.25%
$500,000 or more but less than $1 million	1.25%	1.27%	1.00%
$1 million or more(1)	0%	0%	0%

(1)

Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gain distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

          A front-end sales charge is not assessed on Class A shares of Money Market Fund.

          HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

          HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

          HIFSCO’s principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS

          Each Company, on behalf of its respective Funds, has adopted a separate distribution plan (the “Plan”) for each of the Class A, Class B Class C, Class R3 and Class R4 shares of each Fund, and The Hartford Mutual Funds II, Inc. has adopted a separate Plan for each of the Class L, Class R3 and Class R4 shares of each of its Funds, pursuant to appropriate resolutions of the applicable Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the FINRA regarding asset-based sales charges.

          CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares. However, the Companies’ boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each Fund’s average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

          CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal

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services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

          CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

          CLASS L PLAN Pursuant to the Class L Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class L shares, calculated and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class L shares. The entire fee will be used for distribution-related expenses.

          CLASS R3 PLAN Pursuant to the Class R3 Plan, a fund may pay HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay to dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

          CLASS R4 PLAN Pursuant to the Class R4 Plan, a fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay to dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

          GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Conversely, even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the Funds will not be obligated to pay more than that fee.

          In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the applicable Company’s board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors’ quarterly review of the Plans, they review the level of compensation the Plans provide.

          The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable Funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. Potential benefits which the Plans may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity, the ability to sell shares of the Funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the applicable board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the applicable board of directors in the manner described above. A Plan may be terminated at any time, without payment of

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any penalty, by vote of the majority of the directors of the applicable board who are not interested persons of the Funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment.

For the fiscal year ended October 31, 2008, the Hartford Funds paid the 12b-1 fees listed below.

FUND NAME	CLASS A	CLASS B	CLASS C	Class R4	Class R5

Advisers Fund	$2,240,573	$1,797,119	$1,652,779	$58	$294
Balanced Income Fund	$110,324	$24,168	$48,707	$—	$—
Capital Appreciation Fund	$31,877,522	$17,835,080	$40,008,444	$14,882	$122,588
Capital Appreciation II Fund	$1,912,151	$973,502	$4,015,505	$16,989	$2,291
Checks and Balances Fund	$1,196,910	$614,287	$1,623,831	$71	$35
Disciplined Equity Fund	$357,664	$213,890	$213,396	$57	$24
Diversified International Fund	$2,837	$2,776	$2,809	$1,386	$693
Dividend and Growth Fund	$7,347,822	$3,268,403	$3,133,689	$1,423	$15,047
Equity Income Fund	$1,731,137	$437,390	$588,790	$477	$24
Floating Rate Fund	$3,238,938	$585,417	$13,871,804	$2,598	$1,092
Fundamental Growth Fund	$86,763	$99,202	$121,220	$—	$—
Global Communications Fund	$67,903	$52,807	$91,401	$—	$—
Global Enhanced Dividend Fund	$16,374	$2,479	$2,479	$1,241	$622
Global Equity Fund	$28,952	$1,892	$1,971	$926	$463
Global Financial Services Fund	$58,883	$31,522	$53,093	$—	$—
Global Growth Fund	$978,663	$536,248	$581,705	$74	$66
Global Health Fund	$1,102,126	$694,497	$1,232,297	$913	$6,778
Global Technology Fund	$86,896	$107,043	$121,535	$—	$—
Growth Fund	$1,231,774	$324,088	$716,176	$172	$3,373
Growth Opportunities Fund	$3,262,494	$553,650	$2,702,957	$20,135	$34,917
High Yield Fund	$384,387	$263,786	$311,106	$59	$25
High Yield Municipal Bond Fund	$305,916	$32,121	$485,428	$—	$—
Income Fund	$249,552	$95,310	$149,942	$—	$—
Inflation Plus Fund	$671,028	$771,743	$2,195,748	$586	$31
International Growth Fund	$878,023	$396,065	$518,088	$813	$230
International Opportunities Fund	$575,243	$302,540	$340,629	$286	$224
International Small Company Fund	$270,418	$144,849	$230,452	$—	$—
LargeCap Growth Fund	$24,655	$3,515	$6,640	$—	$—
MidCap Fund	$4,717,200	$3,407,777	$4,234,982	$—	$—
MidCap Growth	$68,839	$39,022	$44,992	$—	$—
MidCap Value Fund	$555,453	$428,794	$440,229	$—	$—
Money Market Fund	$976,378	$396,112	$1,043,170	$228	$169,695
Select MidCap Value Fund	$65,443	$33,478	$49,594	$—	$—
Select SmallCap Value	$41,583	$5,161	$7,871	$—	$—
Short Duration Fund	$103,196	$57,307	$257,223	$—	$—
Small Company Fund	$783,882	$363,127	$555,208	$10,378	$38,169
SmallCap Growth Fund	$305,151	$130,868	$167,523	$54	$2,844
Stock Fund	$1,275,582	$1,128,662	$1,125,444	$151	$94
Strategic Income Fund	$208,994	$54,777	$617,368	$—	$—
Tax-Free California Fund	$89,091	$16,944	$55,781	$—	$—
Tax-Free National Fund	$333,625	$63,946	$265,830	$—	$—
Total Return Bond Fund	$1,673,526	$828,264	$988,125	$272	$22,830
U.S. Government Securities Fund	$166,365	$148,227	$228,982	$—	$—
Value Fund	$193,239	$106,758	$121,144	$84	$179
Value Opportunities Fund	$270,031	$136,048	$215,204	$3,397	$4,822
Equity Growth Allocation Fund	$399,255	$417,455	$648,026	$4,125	$5,671
Growth Allocation Fund	$1,130,175	$1,266,468	$2,096,463	$298	$11,490
Balanced Allocation Fund	$1,450,523	$1,246,306	$2,127,837	$2,359	$16,861
Conservative Allocation Fund	$311,262	$251,458	$502,821	$729	$11,535
Income Allocation Fund	$99,138	$61,676	$117,176	$77	$1,385
Target Retirement 2010 Fund	$21,893	$6,323	$6,286	$51	$8,653
Target Retirement 2020 Fund	$43,348	$8,098	$8,102	$128	$15,307
Target Retirement 2030 Fund	$38,430	$6,432	$7,447	$802	$13,848

FUND NAME	CLASS L

Growth Fund	$652,519
Growth Opportunities Fund	$1,590,720
SmallCap Growth Fund	$271,215
Tax-Free National Fund	$18,614
U.S. Government Securities Fund	$73,960
Value Opportunities Fund	$77,039

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          Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund did not commence operations until October 31, 2008, no information regarding 12b-1 fees paid is available.

          For the fiscal year ended October 31, 2008, approximately $595,336, $188,927,665 and $4,250,668 of the Funds’ total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers and compensation to sales personnel, respectively.

PURCHASE AND REDEMPTION OF SHARES

          For information regarding the purchase of Fund shares, see “About Your Account — Buying Shares” in the Funds’ prospectuses.

          EXEMPTIONS FROM SUBSEQUENT INVESTMENT MINIMUMS FOR OMNIBUS ACCOUNTS Certain accounts held on the Funds’ books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the Funds. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for Fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

          For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see “About Your Account — Selling Shares” in the Funds’ prospectuses.

          ADDITIONAL EXEMPTIONS FROM SALES CHARGE FOR CLASS L SHAREHOLDERS In addition to the exemptions described in the Funds’ prospectus, the following shareholders of Class L shares of a particular Fund on February 19, 2002 and who remain invested in that particular Fund and class are exempt from the sales charge for subsequent purchases in that same Fund and class:

•

The Hartford, Wellington Management or their affiliates and the following persons associated with such companies, if all account owners fit this description: (1) officers and directors; (2) employees or sales representatives (including agencies and their employees); (3) spouses/domestic partners of any such persons; or (4) any of such persons’ children, grandchildren, parents, grandparents, or siblings or spouses/domestic partners of any of these persons. (All such persons may continue to add to their account even after their company relationships have ended);

•

Fund directors, officers, or their spouses/domestic partners (or such persons’ children, grandchildren, parents, or grandparents—or spouses/domestic partners of any such persons), if all account owners fit this description;

•

Representatives or employees (or their spouses) of Woodbury Financial Services, Inc. (“Woodbury Financial”), formerly Fortis Investors, Inc. (including agencies) or of other broker-dealers having a sales agreement with Woodbury Financial (or such persons’ children, grandchildren, parents, or grandparents—or spouses of any such persons), if all account owners fit this description;

•	Selling broker dealers and their employees and sales representatives;

•	Financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the Funds;

•

Pension, profit-sharing, and other retirement plans of directors, officers, employees, representatives, and other relatives and affiliates (as set forth in the preceding paragraphs) of the Funds, Fortis, Inc., and broker-dealers (and certain affiliated companies) having a sales agreement with Fortis Investors, Inc. and purchases with the proceeds from such plans upon the retirement or employment termination of such persons;

•

Participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more. (A 1% CDSC applies if redeemed within 18 months.)

•	Registered investment companies;

•

Purchases by employees (and their families, as defined below under the “Rights of Accumulation” section) of banks and other financial institutions that provide referral and administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to a sales or servicing agreement with Woodbury Financial; provided, however, that only those employees of such banks and other firms who as a part of their usual duties provide such services related to such transactions in Fund shares shall qualify;

•

Commercial banks offering self directed 401(k) programs containing both pooled and individual investment options may purchase Fund shares for such programs at a reduced sales charge of 2.5% on sales of less than $500,000. For sales of $500,000 or more, normal sales charges apply;

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•

Registered investment advisers, trust companies, and bank trust departments exercising discretionary investment authority or using a money management/mutual fund “wrap” program with respect to the money to be invested in the Fund, provided that the investment adviser, trust company or trust department provides HIFSCO with evidence of such authority or the existence of such a wrap program with respect to the money invested;

•

Accounts which were in existence and entitled to purchase shares of the applicable Carnegie Series without a sales charge at the time of the effectiveness of the acquisition of its assets by Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Growth Fund and Fortis Capital Appreciation Fund;

•

With respect to U.S. Government Securities Fund only, (1) officers, directors, and employees of Empire of America Advisory Services, Inc., the investment advisor of Pathfinder Fund; and (2) accounts which were in existence and entitled to purchase shares of Pathfinder Fund without a sales charge at the time of the effectiveness of the acquisition of its assets by Fortis U.S. Government Securities Fund.

•

One or more members of a group (and their families, as defined below under the “Rights of Accumulation” section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity. (A 1% CDSC applies if redeemed within 18 months.)

          RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any Fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser’s holdings of all shares of any Funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner’s spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004 for Class A shares and for all Class L shares, a family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A and Class L shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company (“HASCO”), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.’s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

          LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A and Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART 529 Accounts owned by the shareholder as described above under “Rights of Accumulation.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or L Class shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Rights of Accumulation.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824. HASCO, The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.’s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

          SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan (“SWP”) is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares and Money Market Fund shares not subject to a CDSC (except as noted below under Deferred Sales Charge) of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

          Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

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          SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

          The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder’s death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

          SPECIAL REDEMPTIONS Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the applicable Company’s directors. When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90-day period for any one account.

DEFERRED SALES CHARGE ON CLASS A, CLASS B, CLASS C AND CLASS L Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

          Class A shares which were purchased without a front-end sales charge and which are redeemed within eighteen months of purchase, Class B shares which are redeemed within six years of purchase, and Class C shares, which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectuses as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B or Class C shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

          The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the length of time of any payment for the purchases of Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

          In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

          When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC. If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

          Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class A, Class B, Class C and Class L shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the applicable Fund to sell the Class B, Class C and Class L shares without a sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of purchase.

          The CDSC will be waived on redemptions of Class B and Class C shares and of Class A and Class L shares that are subject to the CDSC in the following cases:

•	to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

•	because of shareholder death or disability in the case of a transfer or rollover to a Hartford company only,

•	under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

•	for retirement plans under the following circumstances:

(1) to return excess contributions,

(2) hardship withdrawals as defined in the plans,

(3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

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(4)	to meet minimum distribution requirements under the Internal Revenue Code,

(5)	to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

(6)	after separation from service for employer sponsored retirement plans, and

(7)

for Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan’s administrator at the time of withdrawal, taken from qualified retirement plans, such as 401(k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

SUSPENSION OF REDEMPTIONS A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

ACCOUNT CLOSINGS

          There may be instances in which it is appropriate for your account to be closed. Your account could be closed if: your identity cannot be verified or you fail to provide a valid SSN or TIN; the registered address of your account is outside of the United States or in a US jurisdiction in which the fund shares are not registered; transactions in your account raise suspicions of money laundering, fraud or other illegal conduct; shares purchased are not paid for when due; your account does not meet the qualifications for ownership for the particular class of shares held in your account; maintenance of your account jeopardizes the tax status or qualifications of the funds; your account balance falls to $1,000 or less and your fail to bring the account above the $1,000 within thirty (30) days of notification; there is a change in your broker of record, for example your broker is no longer able to sell fund shares; or closing the account is determined to be in the best interests of the fund.

DETERMINATION OF NET ASSET VALUE

          The net asset value of the shares of all classes of each Fund is determined by Hartford Life in the manner described in the Funds’ prospectuses. The assets of each fund of funds consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values on the valuation date. The Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange (the “Exchange”). Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share.

          Debt securities (other than short-term obligations and floating rate loans) are valued on the basis of valuations furnished by an independent pricing service which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term

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investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

          The Money Market Fund’s investments and investments of other funds that mature in 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, an instrument is valued at acquisition cost adjusted by the daily accretion of discount or amortization of premium. The interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full at maturity. In connection with its use of the amortized cost method, the Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not acquire any security with a remaining maturity of more than 397 days.

          The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share. The Board of Directors of The Hartford Mutual Funds, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. See below for information on the Capital Support Agreement for the Money Market Fund.

          Exchange traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (The “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock market, Inc. System (“Nasdaq”) or another over-the-counter (“OTC”) market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time. For securities traded on the NASDAQ national market system, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

          Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

          Options contracts on securities, currencies, indexes, futures contracts, commodities and other instruments shall be valued at their most recent sales price at the Valuation Time on the Primary Market on which the instrument is traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sales price at the Valuation Time on another exchange or market where it did trade.

          Futures contracts are valued at the most recent settlement price reported by an exchange on which over time they are traded most extensively. If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid/asked prices as of the Valuation Time.

          A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate. Spot currency rates and forward currency rates are obtained from an independent pricing service on a daily basis not more than one hour before the Valuation Time.

          Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Directors.

          Other derivative or contractual type instruments shall be valued using market prices or custom valuations furnished by an independent pricing service. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

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          Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

          Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

          A Fund’s maximum offering price per Class A and Class L shares is determined by adding the maximum sales charge to the net asset value per share. Class B, Class C, Class I, Class R3, Class R4, Class R5, Class Y and the Class A shares of Money Market Fund are offered at net asset value without the imposition of an initial sales charge.

          Capital Support Agreement for the Money Market Fund The Money Market Fund has entered into a Capital Support Agreement, dated September 26, 2008, and amended October 8, 2008 (the “CSA”) with HIFSCO and its affiliate Hartford Life, Inc. (“Hartford Life”). Under the terms of the CSA, Hartford Life has agreed to provide support of up to a maximum aggregate amount of $6.4 million for the Money Market Fund’s holdings of certain securities specified in the CSA (the “Notes”). The Notes are identified in the schedule of investments in the most recent annual report to shareholders.

          The CSA provides that Hartford Life will pay a capital contribution to the Money Market Fund if a “Contribution Event” occurs prior to an event terminating the CSA. The contribution amount would be the lesser of: (1) the amount sufficient for the Money Market Fund to maintain its market-based calculation of net asset value (“NAV”) per share at $0.9950 (which rounds to an NAV of $1.00), after giving effect to the contribution and payments received by the Money Market Fund in respect of the Notes; (2) the amount of the loss on the Notes, which is the excess of the amortized cost of the Notes, less deduction of any commissions or similar transaction cost, and any amount received by the Money Market Fund in connection with the Contribution Event; and (3) the maximum contribution amount under the CSA, which is $6.4 million for any and all contributions under the CSA.

          The CSA defines a “Contribution Event” as any of the following occurrences: (1) any sale of the Note for cash in an amount, after deduction of any commissions or similar transaction costs, less than the amortized cost value of the Note sold as of the date of the settlement; (2) the receipt of final payment on the Note in an amount less than the amortized cost value of the Note as of the date such payment is received; (3) the issuance of orders by a court having jurisdiction over the matter discharging the issuer from liability for the Note and providing for payments on that Note in an amount less than the amortized cost value of the Note as of the date such payment is received; or (4) the receipt of any security or other instruments in exchange for, or as replacement of, the Note as a result of an exchange offer, debt restructuring, reorganization or similar transaction pursuant to which the Note is exchanged for, or replaced with, new securities of the issuer or third party and such new securities are or become “Eligible Securities,” as defined under Rule 2a-7 under the 1940 Act, and have a value that is less than the amortized cost of the Note on the date that the Money Market Fund receives such new securities.

          On February 24, 2009, after the receipt of verbal “no-action” assurance provided by the staff of the SEC, the parties to the CSA have entered into an amendment that permits the CSA to continue despite the fact that Hartford Life’s obligations, effective February 9, 2009, no longer qualify as “First Tier” securities, as defined under Rule 2a-7 under the 1940 Act. The amendment requires that Hartford Life establish an escrow account to support its potential future obligations under the CSA. The minimum balance of the escrow account is $125,000 (which was set equal to the aggregate unrealized loss on the Notes as of February 23, 2009), and the balance may periodically be adjusted based on the fair value of the Notes and the NAV of the Money Market Fund.

          The CSA will terminate (unless the parties agree to an extension) on the earliest of the following dates: (1) September 26, 2009; (2) if and when all of the Notes are repaid in full; and (3) if and when Hartford Life has made capital contributions, in the aggregate, equal to the maximum aggregate amount of $6.4 million. Any extension would require approval of the SEC staff. In light of the terms of the CSA, the current and historical market value of the Notes and the net asset value of the Money Market Fund, it is possible that no capital contribution would be required even if the Money Market Fund were to realize a loss with respect to the Notes. The CSA applies only with respect to the Notes and does not guarantee that the Money Market Fund will maintain a stable NAV under all conditions. Apart from the CSA, Hartford Life has not undertaken nor is it obligated to provide support with respect to the Money Market Fund's NAV.

          As of March 1, 2009, the Money Market Fund did not receive a capital contribution under the terms of the CSA and the Money Market Fund did not rely on the CSA to maintain $1.00 NAV per share.

CAPITALIZATION AND VOTING RIGHTS

          The Hartford Mutual Funds, Inc. was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 37.0 billion shares of common stock, par value $0.001 per share (“Common Stock”). The shares of Common Stock are divided into 58 series.

          The Hartford Mutual Funds II, Inc. was incorporated in Maryland on March 23, 2001. The series of the Hartford Mutual Funds II, Inc. (the “Hartford II Funds”) became investment portfolios of the Company pursuant to a reorganization effected November 30, 2001. Prior to the reorganization, the Hartford II Funds were organized as Minnesota corporations or portfolios of Minnesota corporations. The authorized capital stock of the Company consists of 162.5 billion shares of common stock, par value $0.0001 per share (“Common Stock”). The shares of Common Stock are divided into seven series.

          The board of directors of each Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the applicable Fund. Each Company’s board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors of each Company have authorized the issuance of four classes of shares of each of the Funds (except for Equity Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Checks and Balances Fund, High Yield Municipal Bond Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund) designated in each instance as Class A, Class B, Class C and Class Y shares. Checks and Balances Fund and High Yield Municipal Bond Fund do not currently offer Class Y shares. Class Y shares for Tax-Free California Fund are not currently available. For Equity Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation Fund, the directors of The Hartford Mutual Funds, Inc. have authorized the issuance of seven classes of shares designated in each instance as Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5 shares. For Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, the directors of The Hartford Mutual Funds, Inc. have authorized the issuance of three classes of shares designated in each instance as Class R3, Class R4 and Class R5. The directors of The Hartford Mutual Funds have also authorized the issuance of Class R3, Class R4 and Class R5 shares for Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Growth Fund, Global Health Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, Money Market Fund, Small Company Fund, Stock Fund, Total Return Bond Fund, Value Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund.

          The directors of The Hartford Mutual Funds II, Inc. have authorized the issuance of Class L shares for each of its Funds. The directors of The Hartford Mutual Funds II, Inc. have also authorized the issuance of Class R3, Class R4 and Class R5 shares for the following Funds: Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund.

          In addition to the Class I shares authorized for the Asset Allocation Funds, the directors of each Company have authorized the issuance of Class I shares for the following Hartford Funds: Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Health Fund, High Yield Fund, High Yield Municipal Bond Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, Small Company Fund, Stock Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund and Value Fund; and the following Hartford New Funds: Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund.

          Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or, for Class A, Class C, Class I, Class L, Class R3, Class R4, Class R5 and Class Y, conversion rights and are freely transferable.

          As investment companies incorporated in Maryland, the Companies are not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following, among other matters, is

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required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Funds’ independent registered public accounting firm.

          Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of each Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of either Company’s outstanding shares request it in writing, a meeting of that particular Company’s shareholders will be held to approve or disapprove the removal of director or directors.

          Matters in which the interests of all the Funds of a Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

TAXES

FEDERAL TAX STATUS OF THE FUNDS

          The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

          Each Fund is treated as a separate taxpayer for federal income tax purposes. The Companies intend for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”) (which the Companies intend each Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, a Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

          Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

          Each Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

          In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year, (2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

          If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

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          With respect to the Funds other than the funds of funds, investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not now known. The Companies intend that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

          In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. Each Fund with “Global” and “International” in its name anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.

          With respect to the Funds other than the funds of funds, a Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Companies seek to monitor transactions of each Fund, seek to make the appropriate tax elections on behalf of the Fund and seek to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

          With respect to the funds of funds, income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to “pass-through” to its shareholders, including a fund of funds, the amount of such foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the fund of funds would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A fund of funds, would not, however, be eligible to elect to “pass-through” to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

          As of October 31, 2008, the following Funds have capital loss carryforwards as indicated below. Each such Fund’s capital loss carryover is available to offset that Fund’s future realized capital gains to the extent provided in the Code and regulations thereunder.

FUND	AMOUNT (IN THOUSANDS)	YEAR OF EXPIRATION

Advisers Fund	$92,120	2016
Balanced Income Fund	$2,352	2016
Capital Appreciation Fund	$616,357	2016
Capital Appreciation II Fund	$168,861	2016
Disciplined Equity Fund	$10,424	2011
Disciplined Equity Fund	$23,225	2016
Diversified International Fund	$2,149	2016
Dividend and Growth Fund	$90,146	2016
Equity Income Fund	$7,629	2016
Floating Rate Fund	$1,227	2014
Floating Rate Fund	$48,277	2015
Floating Rate Fund	$270,204	2016
Fundamental Growth Fund	$4,937	2016
Global Communication Fund	$2,944	2016
Global Equity Fund	$1,096	2016
Global Financial Services Fund	$5,826	2016
Global Growth Fund	$45,031	2016
Global Technology Fund	$5,132	2009

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Global Technology Fund	$34,893	2010
Global Technology Fund	$4,943	2016
Growth Fund	$21,260	2016
Growth Opportunities Fund	$333,785	2016
High Yield Fund	$1,643	2009
High Yield Fund	$25,246	2010
High Yield Fund	$28,570	2011
High Yield Fund	$3,595	2014
High Yield Fund	$21,761	2016
High Yield Municipal Bond Fund	$284	2015
High Yield Municipal Bond Fund	$12,922	2016
Income Fund	$311	2013
Income Fund	$262	2014
Income Fund	$161	2015
Income Fund	$16,662	2016
International Growth Fund	$194,181	2016
International Opportunities Fund	$511	2009
International Opportunities Fund	$42,414	2016
International Small Company Fund	$47,944	2016
LargeCap Growth Fund	$1,443	2016
MidCap Fund	$44,630	2016
MidCap Growth Fund	$4,510	2016
MidCap Value Fund	$31,413	2016
Money Market Fund	$1,851	2016
Select MidCap Value Fund	$20,977	2016
Select SmallCap Value Fund	$11,889	2016
Short Duration Fund	$221	2011
Short Duration Fund	$295	2012
Short Duration Fund	$977	2013
Short Duration Fund	$732	2014
Short Duration Fund	$162	2015
Short Duration Fund	$751	2016
Small Company Fund	$87,726	2016
SmallCap Growth Fund	$47,033	2016
Stock Fund	$138,221	2011
Stock Fund	$96,612	2016
Strategic Income Fund	$12,098	2016
Tax-Free California Fund	$5	2014
Tax-Free California Fund	$267	2015
Tax-Free California Fund	$1,757	2016
Tax-Free National Fund	$887	2015
Tax-Free National Fund	$17,283	2016
Total Return Bond Fund	$8,509	2014
Total Return Bond Fund	$31,656	2016
U.S. Government Securities Fund	$2,418	2009
U.S. Government Securities Fund	$672	2011
U.S. Government Securities Fund	$3,591	2012
U.S. Government Securities Fund	$2,517	2013
U.S. Government Securities Fund	$6,198	2014
U.S. Government Securities Fund	$880	2015
Value Fund	$17,720	2016
Value Opportunities Fund	$49,246	2016
Balanced Allocation Fund	$14,074	2016
Conservative Allocation Fund	$7,453	2016
Income Allocation Fund	$38	2014
Income Allocation Fund	$96	2015
Income Allocation Fund	$637	2016
Target Retirement 2010 Fund	$918	2016
Target Retirement 2020 Fund	$1,515	2016
Target Retirement 2030 Fund	$378	2016

          Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund Global Equity Fund did not commence operations until October 31, 2008, no information regarding capital loss carry forwards is available for each Fund.

          With respect to the Funds other than the funds of funds, if a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions”

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received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

          With respect to the Funds other than the funds of funds, foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

          Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

          With respect to the Funds other than the funds of funds, each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

          With respect to the Funds other than the funds of funds, the federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

          The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

          With respect to the Funds other than the funds of funds, in general, as described in the prospectuses, distributions from a Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of a Fund’s investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of a Fund’s net capital gain properly designated by the Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid,

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the shares of the Underlying Fund, and the shares of the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

          With respect to the funds of funds, in general, as described in their prospectus, distributions from a fund of funds are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of a fund of funds’ investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the fund of funds’ current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a fund of funds as capital gain distributions. A fund of funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions of a fund of funds’ net capital gain properly designated by the fund of funds as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid, the shares of the Underlying Fund, and the shares of the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the funds of funds’ shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

          At the Companies’ option, the Companies may cause a Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his or her shares. Since the Companies expect each Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that a Company chooses this option on behalf of a Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

          Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

          An investor should consider the tax implications of buying shares just prior to a distribution (other than an exempt-interest dividend, described below). Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

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          A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. The lower tax rates on long-term capital gains for individuals are currently scheduled to expire after 2010, at which time the maximum rate is currently scheduled to increase to 20%.

          In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Companies on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

          In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35%. Shareholders must satisfy a holding period of more than 60 days with respect to a distribution that is otherwise eligible to be treated as a qualified dividend during the 121-day period that begins 60 days before the ex-dividend date. The lower tax rates on qualified dividend income are currently scheduled to expire after 2010. After 2010 such amounts would be taxed at ordinary income rates in the absence of further congressional action. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

          With respect to the Funds other than the funds of funds, a Fund’s ordinary income dividends from domestic corporations may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders to the extent that the Fund has received qualifying dividend income during the taxable year; capital gain dividends distributed by a Fund are not eligible for the dividends received deduction. The dividends received deduction is reduced to the extent that the shares held by a Fund are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or a shareholder, as the case may be, for less than 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend.

          Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.

          Dividends paid by a Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly designated dividends paid by a Fund, however, generally are not subject to this tax, to the extent paid from net capital gains. In addition, for Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of a Fund’s distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and capital gains. Also, for that same three-year period, U.S. estate taxes may not apply to that portion of a Fund’s shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. A Fund’s distributions, if any, made during such three-year period that are attributable to gains from the sale or exchange of “U.S. real property interests,” which the Code defines to include direct holdings of U.S. real property and interests (other than as a creditor) in “U.S. real property holding corporations,” (including certain non-domestically-controlled REITS), will be taxable to non-U.S. investors and will require such investors to file U.S. income tax returns.

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          A Fund may be required to withhold U.S. federal income tax at a rate of 28% (“backup withholding”) from all taxable distributions payable to (1) any shareholder who fails to furnish the applicable Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

HIGH YIELD MUNICIPAL BOND FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NATIONAL FUND

          Each of High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund will be permitted to distribute any tax-exempt interest earned by the Fund to its shareholders as tax-exempt “exempt-interest dividends,” provided that at least 50% of the value of the Fund’s assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Portions of the dividends paid by High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund may be includable in gross income for federal income tax purposes or, in the alternative, may be subject to federal alternative minimum taxes. Dividends paid by Tax-Free National Fund will generally be subject to state and local income taxes.

          Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of High Yield Municipal Bond Fund, Tax-Free California Fund and Tax-Free National Fund is not deductible by the investor in proportion to the percentage of the applicable Fund’s distributions from investment income that is exempt from federal income tax. State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of these Funds. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares. In addition, any loss realized by a shareholder of High Yield Municipal Bond Fund, Tax-Free California Fund or Tax-Free National Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares.

          If either High Yield Municipal Bond Fund, Tax-Free California Fund or Tax-Free National Fund disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

          Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

          Shareholders who are “substantial users” (or persons related thereto) of facilities financed by governmental obligations should consult their advisers before investing in High Yield Municipal Bond Fund, Tax-Free California Fund or Tax-Free National Fund.

TAXATION OF THE UNDERLYING FUNDS

          With respect to the funds of funds, each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the funds of funds generally will not pay any federal income or excise tax.

PRINCIPAL UNDERWRITER

          HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

CUSTODIAN

          Portfolio securities of each Fund are held pursuant to a separate Custody Agreement between each Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT

          Hartford Administrative Services Company (“HASCO”), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for each Fund. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The audited financial statements and the financial highlights appearing in the annual reports for the fiscal year ended October 31, 2008 have been audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm, as set

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forth in their reports with respect thereto. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given on the authority of the independent registered public accounting firm as experts in accounting and auditing. The principal business address of Ernst &Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402.

OTHER INFORMATION

          The Hartford has granted the Companies the right to use the name, “The Hartford” or “Hartford”, and has reserved the right to withdraw its consent to the use of such name by the Companies and the Funds at any time, or to grant the use of such name to any other company.

CODE OF ETHICS

          Each Fund, HIFSCO and each sub-adviser has each adopted a code of ethics designed to protect the interests of each Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

FINANCIAL STATEMENTS

          The Companies’ audited financial statements (except with respect to Global Equity Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund), together with the notes thereto, and report of Ernst & Young LLP, the Companies’ independent registered public accounting firm, contained in the Companies’ annual report for the year ended October 31, 2008 as filed with the SEC, are incorporated by reference into this SAI. The Hartford Mutual Funds, Inc.’s financial statements with respect to Global Equity Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, together with the notes thereto, are unavailable as the Fund’s operations have yet to complete their first fiscal year.

Proxy Voting Policies and Procedures

          The Boards of Directors believe that the voting of proxies with respect to securities held by each Fund is an important element of the overall investment process. The Funds have adopted a policy for each sub-advised Fund that a Fund’s sub-adviser vote proxies, subject to oversight by the Funds’ investment manager. Each sub-adviser has a duty to vote or not vote such proxies in the best interests of the Fund it sub-advises and its shareholders, and to avoid the influence of conflicts of interest. With respect to any Fund established as a fund of funds and for which no sub-adviser is retained, the Funds policy provides that HIFSCO will vote any proxies of the underlying funds in accordance with the vote of the shareholders of the underlying Funds.

          The policies and procedures used by the investment manager and each sub-adviser to determine how to vote certain proxies relating to portfolio securities are described below. In addition to a summary description of such policies and procedures, included below are descriptions of how such policies and procedures apply to various topics. However, the following are descriptions only and more complete information should be obtained by reviewing each sub-adviser’s policies and procedures, as well as, the funds’ voting records. For a complete copy of each sub-adviser’s proxy voting policies and procedures, as well as any separate guidelines it utilizes, please refer to www.hartfordinvestor.com/mutualfunds/proxyvotingpolicies. Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov.

Hartford Investment Financial Services, LLC

          The Checks and Balances Fund allocates its assets in a combination of other Hartford Mutual Funds. If an underlying Hartford Mutual Fund has a shareholder meeting, HIFSCO votes proxies in the same proportion as the vote of the Hartford Mutual Fund’s other shareholders (sometimes called “mirror” or “echo” voting).

Hartford Investment Management Company

          The Funds for which Hartford Investment Management Company (“Hartford Investment Management”) serves as sub-adviser have granted to Hartford Investment Management the authority to vote proxies on their behalf with respect to the assets it manages. The goal of Hartford Investment Management is to vote proxies in what it believes are the best economic interests of its clients, free from conflicts of interest. The Proxy Voting Committee of Hartford Investment Management has determined that this goal is best achieved by retaining the services of Glass Lewis & Co., LLC, an independent research firm that provides proxy voting services to more than 100 institutional clients and has developed best practices in corporate governance consistent with the best interest of investors (“Glass Lewis”).

          In general, all proxies received from issuers of securities held in client accounts are referred to Glass Lewis for its analysis and recommendation as to each matter being submitted for a vote. Glass Lewis reviews such proxy proposals and makes voting recommendations in accordance with its proxy voting guidelines. These guidelines address a wide variety of

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topics, including among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers and various shareholder proposals. Hartford Investment Management has concluded that the Glass Lewis guidelines are substantially in accord with Hartford Investment Management’s own philosophy regarding appropriate corporate governance and conduct. In most cases, Hartford Investment Management will follow Glass Lewis’ voting recommendations, but it may deviate from Glass Lewis’s recommendations on specific proxy proposals. To ensure that no voting decision is influenced by a conflict of interest, a portfolio manager who intends to vote contrary to a Glass Lewis recommendation must notify Hartford Investment Management’s Proxy Committee of such intent, and obtain its approval before voting.

          The Proxy Voting Committee evaluates the performance of Glass Lewis at least annually.

          Hartford Investment Management votes proxies solicited by an affiliated investment company in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting).

Material Conflict of Interest Identification and Resolution Processes

          The use of Glass Lewis minimizes the number of potential conflicts of interest Hartford Investment Management faces in voting proxies, but it does maintain procedures designed to identify and address those conflicts that do exist. Proxy votes with respect to which an apparent conflict of interest is identified are referred to the Proxy Committee to resolve the conflict and direct the vote. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the Proxy Committee’s vote on the matter in question. Investment Compliance will record and maintain minutes for the Proxy Committee meetings to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Committee’s decision. Potential conflicts of interest may include:

•	The issuer that is soliciting Hartford Investment Management’s proxy vote is also a client of Hartford Investment Management or an affiliate;

•	A Hartford Investment Management employee has acquired non-public information about an issuer that is soliciting proxies;

•	A Hartford Investment Management employee has a business or personal relationship with, or financial interest in, the issuer or officer or Board member of the issuer; or

•	A Hartford Investment Management employee is contacted by management or board member of a company regarding an upcoming proxy vote.

Situations in which Hartford Investment Management might not vote a proxy

It may not be possible to cast an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and Hartford Investment Management and/or Glass Lewis may abstain from voting in those instances. Proxy materials not being delivered in a timely fashion also may prevent analysis or entry of a vote by voting deadlines. In some cases Hartford Investment Management may determine that it is in the best economic interests of its clients not to vote certain proxies. For example, Hartford Investment Management generally does not vote proxies of issuers subject to shareblocking provisions or in jurisdictions that impose restrictions upon selling shares after proxies are voted. Mutual fund and third party client accounts may have a securities lending program. In such a case, Hartford Investment Management may be unable to vote proxies when the underlying securities have been loaned (loan termination is often the only way to vote proxies on the loaned securities). In general, Hartford Investment Management does not know when securities have been loaned.

Glass Lewis Proxy Voting Guidelines Summary

Anti-Takeover Measures

          Poison Pills (Shareholder Rights Plans). Typically Glass Lewis recommends that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium. In certain limited circumstances, Glass Lewis will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what Glass Lewis believes to be a reasonable ‘qualifying offer’ clause.

          Right of Shareholders to Call a Special Meeting. In order to prevent abuse and waste of corporate resources by a minority of shareholders, Glass Lewis believes this right should be limited to a minimum of 15% of the shareholders requesting such a meeting. However, when proposals are presented that would allow shareholders to call special meetings without a minimum threshold, Glass Lewis will support them because the benefit to shareholders outweighs the possible abuse of the right to call shareholder meetings.

          Shareholder Action by Written Consent. In order to prevent abuse and waste of corporate resources by a minority of shareholders, Glass Lewis believes that such rights should be limited to a minimum of 15% of the shareholders requesting action by written consent. However, when proposals are presented to allow shareholders the opportunity to act by written

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consent without specifying a minimum threshold, Glass Lewis will support them based on the belief that shareholders are better off with this right than without it, and because the benefit to shareholders outweighs the potential for abuse.

          Advance Notice Requirements for Shareholder Ballot Proposals. Glass Lewis typically recommends that shareholders vote against these proposals.

          Cumulative Voting. Glass Lewis reviews these proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. However, Glass Lewis typically finds that these proposals are on ballots at companies where independence is lacking and where the appropriate checks and balances that favor shareholders are not in place. In those instances Glass Lewis typically recommends in favor of cumulative voting.

          Supermajority Vote Requirements. Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests.

Election of Directors

          Voting Recommendation on the Basis of Independence: Glass Lewis looks at each director nominee and examines the director’s relationships with the company, the company’s executives and other directors. Glass Lewis does this to find personal, familial, or financial relationships (not including director compensation) that may impact the director’s decisions. Glass Lewis believes that such relationships makes it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. Glass Lewis also believes that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

In general, Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds’ independent. In the event that more than one third of the members are affiliated or inside directors, Glass Lewis typically1 recommends withholding votes from some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

Glass Lewis believes that only independent directors should serve on a company’s audit, compensation, nominating and governance committees.2 Glass Lewis typically recommends that shareholders withhold their votes for any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee, or who has served in that capacity in the past year.

          Voting Recommendation on the Basis of Performance: Glass Lewis disfavors directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. See full guidelines for criteria.

          Voting Recommendation on the Basis of Experience: Glass Lewis typically recommends that shareholders withhold votes from directors who have served on boards or as executives of companies with records of poor performance, overcompensation, audit- or accounting-related issues and/or other indicators of mismanagement or actions against the interests of shareholders.

          Voting Recommendation on the Basis of Other Considerations: Glass Lewis recommends shareholders withhold votes from certain types of affiliated or inside directors under nearly all circumstances.

Appointment of Auditors

          Glass Lewis generally supports management’s choice of auditor except when Glass Lewis believes the auditor’s independent or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, Glass Lewis typically recommends withholding votes from the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, Glass Lewis usually recommends withholding votes from the entire committee.

          Glass Lewis typically supports audit-related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Changes to Capital Structure

When analyzing a request for additional shares, Glass Lewis typically reviews four common reasons why a company might need additional capital stock beyond what is currently available:

•

Stock Split – Glass Lewis typically considers three metrics when evaluating whether Glass Lewis thinks a stock split is likely or necessary: the historical stock pre-split price, if any; the current price relative to the Company’s most

1 In the case of a staggered board, if the affiliates or insiders that we believe should not be on the board are not standing for election, Glass Lewis will express its concern regarding those directors, but Glass Lewis will not recommend withholding from the affiliates or insiders who are up for election just to achieve two-thirds independence.

[2] Glass Lewis will recommend withholding votes from any member of the audit committee who owns 20% or more of the company’s stock, and Glass Lewis believes that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating and governance committees.

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common trading price over the past 52 weeks; and some absolute limits on stock price that in Glass Lewis’ view either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

•

Shareholder Defenses – Additional authorized shares could be used to bolster takeover defenses such as a “poison pill.” Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

•

Financing for Acquisitions – Glass Lewis looks at whether the company has a history of using stock for acquisitions and attempts to determine what levels of stock have typically been required to accomplish such transactions. Likewise, Glass Lewis looks to see whether this is discussed as a reason for additional shares in the proxy.

•

Financing for Operations – Glass Lewis reviews the company’s cash position and its ability to secure financing through borrowing or other means. Glass Lewis looks at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

          Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where Glass Lewis finds that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, Glass Lewis typically recommends against the authorization of additional shares. While Glass Lewis thinks that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, Glass Lewis prefers that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

Equity Based Compensation Plans

          Glass Lewis evaluates option- and other equity-based compensation plans using a detailed model and analyst review. Glass Lewis believes that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive for them to act in a way that will improve company performance.

          Glass Lewis’ analysis is quantitative and focused on the plan’s cost as compared with the business’s operating metrics. Glass Lewis runs twenty different analyses, comparing the program with absolute limits Glass Lewis believes are key to equity value creation and with a carefully chosen peer group. In general, Glass Lewis’ model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

          Option Exchanges. Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and, as a general matter, Glass Lewis believes that the employees, officers and directors who receive stock options should be similarly situated to align their interests with shareholder interests.

          Performance Based Options. Glass Lewis believes in performance-based equity compensation plans for senior executives. Glass Lewis feels that executives should be compensated with equity when their performance and the company’s performance warrants such rewards. While Glass Lewis does not believe that equity-based compensation plans for all employees should be based on overall company performance, Glass Lewis does support such limitations for equity grants to senior executives (although some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment or in emerging industries). Glass Lewis generally recommends that shareholders vote in favor of performance-based option requirements.

          Linking Pay with Performance. Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis has a proprietary pay-for-performance model that evaluates compensation of the top five executives at every company in the Russell 3000. Glass Lewis’ model benchmarks the these executives’ pay against their performance using three peer groups for each company: an industry peer group, a smaller sector peer group and a geographic peer group. Using a forced curve and a school letter-grade system, Glass Lewis ranks companies according to their pay-for-performance. Glass Lewis uses this analysis to inform Glass Lewis’ voting decisions on each of the compensation issues that arise on the ballot. Likewise, Glass Lewis uses this analysis in Glass Lewis’ evaluation of the compensation committee’s performance.

          162(m) Plans. Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans. Glass Lewis believes the best practice for companies is to provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, Glass Lewis prefers that these proposals include: specific performance goals, a maximum award pool and

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a maximum award amount per employee. Glass Lewis also believes it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers. Glass Lewis typically recommends against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers. However, where a company has a record of reasonable pay relative to business performance, Glass Lewis is not typically inclined to recommend against a plan even if the plan caps seem large relative to peers because they recognize the value in special pay arrangements for continued exceptional performance.

          Director Compensation Plans. Glass Lewis believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, Glass Lewis supports compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

          Limits on Executive Compensation. As a general rule, Glass Lewis believes shareholders should not be directly involved in setting executive compensation. Such matters should be left to the compensation committee. Glass Lewis views the election of compensation committee members as the appropriate mechanism for shareholders to express their disapproval or support of board policy on executive pay. Further, Glass Lewis believes that companies whose pay-for-performance is in line with its peers should be able to compensate their executives in a manner that drives growth and profit without destroying ethical values, giving consideration to their peers’ comparable size and performance. However, Glass Lewis favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if CEO pay is capped at a low level rather than flexibly tied to company performance.

          Limits on Executive Stock Options. Glass Lewis typically recommends that Glass Lewis’ clients oppose caps on executive stock options.

          Linking Pay to Social Criteria. Glass Lewis believes that ethical behavior is an important part of executive performance and should be taken into account when evaluating performance and determining compensation. Glass Lewis also believes, however, that the compensation committee is in the best position to set policy on management compensation. Shareholders can hold the compensation committee accountable for pay awarded.

          Full Disclosure of Executive Compensation. Glass Lewis believes that complete, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. However, Glass Lewis is concerned when a proposal goes too far in the level of detail that it requests for executives other than the most high-ranking leaders of the company. While Glass Lewis is in favor of full disclosure for senior executives and Glass Lewis views pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially very useful, Glass Lewis does not believe that shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

Social and Corporate Responsibility

          Glass Lewis believes that disclosure regarding how a company uses its funds is an important component of corporate accountability to shareholders. Some campaign contributions are heavily regulated by federal, state and local laws. Most jurisdictions have detailed disclosure laws so that information on some contributions is publicly available. Other than where a company does not adequately disclose information about its contributions to shareholders or where a company has a history of abuse in the donation process, Glass Lewis believes that the mechanism for disclosure and the standards for giving are best left to the board. However, Glass Lewis will consider supporting shareholder proposals seeking greater disclosures of political giving in cases where additional company disclosure is nonexistent or limited and there is some evidence or credible allegation that the company is mismanaging corporate funds through political donations or has a record of doing so.

          In general, Glass Lewis believes that labor and human resource policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. It is Glass Lewis’ opinion that management is in the best position to determine appropriate practices in the context of its business. Glass Lewis will hold directors accountable for company decisions related to labor and employment problems. However, in situations where there is clear evidence of practices resulting in significant economic exposure to the company, Glass Lewis will support shareholders proposals that seek to address labor policies.

          Non-Discrimination Policies. Glass Lewis believes that human resource policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine which policies will promote the interests of the firm across its various businesses.

          Military and US Government Business Policies. Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, Glass Lewis generally does not support resolutions that call for shareholder approval of policy statements for or against government programs that are subject to thorough review by the Federal Government and elected officials at the national level.

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          Foreign Government Business Policies. Glass Lewis believes that business policies regarding foreign operations are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Glass Lewis believes that shareholders should hold board members accountable for these issues when they face re-election.

          Environmental Policies. Glass Lewis believes that when management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, shareholders should hold directors accountable when they face reelection. Glass Lewis believes that part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications, and that directors should monitor management’s performance in mitigating the environmental risks attendant with relevant operations in order to eliminate or minimize the risks to the company and shareholders. Glass Lewis may recommend that votes be withheld from responsible members of the governance committee when a substantial environmental risk has been ignored or inadequately addressed, and may in some cases recommend that votes be withheld from all directors who were on the board when the substantial risk arose, was ignored or was not mitigated.

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Kayne Anderson Rudnick Investment Management

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) acknowledges its fiduciary responsibility to vote proxies in a manner that ensures to the exclusive benefit of the underlying participants and beneficiaries, while using the care, skill, and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstances then prevailing. The principles for voting proxies are as follows:

1.

KAR votes all proxies to, in its opinion, maximize shareholder value, which is defined as long term value accretion through dividend and price appreciation. In addition, KAR’s investment philosophy is to purchase “Quality” companies for the portfolios of its clients. One of the four main criteria for “Quality” is excellence in management. Hence, KAR tends to vote non-shareholder-value issues in alignment with management’s recommendations, if there is no conflict with shareholder value. For example, “Poison Pills” and other anti-takeover measures are not supported, even if recommended by management.

2.

KAR has responsibility for voting proxies. To assist in analyzing proxies, KAR subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. KAR fully reviews and approves the ISS Proxy Voting Guidelines and follows their recommendations on most issues brought to a shareholder vote. In special circumstances, where a KAR research analyst or portfolio manager believes that any ISS recommendation would be to the detriment of KAR’s investment clients, KAR will override an ISS recommendation. An appropriate committee comprised of senior management will approve the override.

3.	Absent any special circumstance, the Proxy Voting Guidelines are followed when voting proxies.

4.

KAR may occasionally be subject to conflicts of interest in the voting of proxies because of business or personal relationships it maintains with persons having an interest in the outcome of specific votes. KAR and its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. If at any time, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the director of Compliance. Conflicts of interest are handled in various ways depending on the type and materiality.

ISS’s proxy voting policies and procedures with respect to certain issues can be found on page 131.

Conflicts of Interest

KAR may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, KAR may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. KAR and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. If at anytime, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Chief Compliance Officer. Conflicts of interest are handled in various ways depending on the type and materiality. To prevent material conflicts of interest from affecting the manner in which KAR votes clients’ proxies the following procedures are followed:

•	Where the ISS Proxy Voting Guidelines outline the firm’s voting position, either as “for” or “against” such proxy proposal, voting is in accordance with the KAR’s Proxy Voting Guidelines.

•

Where the ISS Proxy Voting Guidelines outline the firm’s voting position to be on a “case-by-case basis” for such proposal, KAR will vote according to the ISS recommendation, unless special circumstances prevail.

Situations in which KAR may not vote proxies

KAR may choose not to vote proxies in certain situations or for certain accounts, such as: 1) where a client has informed the firm that it wishes to retain the right to vote the proxy, KAR will instruct the custodian to send the proxy material directly to the client, 2) where the firm deems the cost of voting would exceed any anticipated benefit to the client, 3) where a proxy is received for a client account that has been terminated with the firm, 4) where a proxy is received for a security the firm no longer manages (i.e., the firm had previously sold the entire position), or 5) where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

Various accounts in which KAR has proxy voting discretion participate in securities lending programs administered by the custodian or a third party. Since title to loaned securities passes to the borrower, the firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the firm has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

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ISS Proxy Voting Guidelines Summary

State of Incorporation

          Reincorporation Proposals. Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

Mergers and Corporate Restructuring

          Overall Approach. For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

          Appraisal Rights. Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

          Asset Purchases. Vote CASE-BY-CASE on asset purchase proposals.

          Asset Sales. Vote CASE-BY-CASE on asset sales.

          Bundled Proposals. Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

          Conversion of Securities. Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

          Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans. Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

          Formation of Holding Company. Vote CASE-BY-CASE on proposals regarding the formation of a holding company. Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see

•	discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.

     Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark). Vote CASE-BY-CASE on going private transactions, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk. Vote CASE-BY-CASE on “going dark” transactions.

Joint Ventures. Vote CASE-BY-CASE on proposals to form joint ventures.

Liquidations. Vote CASE-BY-CASE on liquidations. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition. Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value.

          Private Placements/Warrants/Convertible Debentures. Vote CASE-BY-CASE on proposals regarding private placements. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs. Vote CASE-BY-CASE on spin-offs.

          Value Maximization Proposals. Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.

Anti-Takeover Provisions

          Advance Notice Requirements for Shareholder Proposals/Nominations. Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

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          Amend Bylaws without Shareholder Consent. Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

          Poison Pills. Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient. Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

          Shareholder Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

          Shareholder Ability to Call Special Meetings. Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

          Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

          Control Share Acquisition Provisions. Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares. Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

          Control Share Cash-out Provisions. Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price. Vote FOR proposals to opt out of control share cash-out statutes.

          Disgorgement Provisions. Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions. Vote FOR proposals to opt out of state disgorgement provisions.

          Fair Price Provisions. Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

          Freeze-out Provisions. Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

          Greenmail. Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receive payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

          Stakeholder Provisions. Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

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          State Antitakeover Statutes. Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Elections of Directors

          Voting on Director Nominees in Uncontested Elections. Vote CASE-BY-CASE on director nominees. WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (excepting new nominees, who should be considered on a CASE-BY-CASE basis) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of

•	the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•

A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company’s response to performance issues will be considered before withholding.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

The non -audit fees paid to the auditor are excessive (see discussion under Ratifying Auditors);

A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between chief executive pay and company performance (see discussion under Equity Compensation Plans);

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has poor compensation practices, which include, but are not limited to:

	•	Egregious employment contracts including excessive severance provisions;

	•	Excessive perks that dominate compensation;

	•	Huge bonus payouts without justifiable performance linkage;

	•	Performance metrics that are changed during the performance period;

	•	Egregious SERP (Supplemental Executive Retirement Plans) payouts;

	•	New CEO with overly generous new hire package;

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•	Internal pay disparity;

•	Other excessive compensation payouts or poor pay practices at the company.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

          Voting for Director Nominees in Contested Elections. Vote CASE-BY-CASE on the election of directors in contested elections.

          Election of Directors (Mutual Fund Proxies). Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Appointment of Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

•	Fees for non-audit services (“Other” fees) are excessive.

          Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services. Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Shareholder Voting

          Confidential Voting. Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

Changes to Capital Structure

          Adjustments to Par Value of Common Stock. Vote FOR management proposals to reduce the par value of common stock.

          Common Stock Authorization. Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

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In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

          Dual-Class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

          Issue Stock for Use with Rights Plan. Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

          Preemptive Rights. Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

          Preferred Stock. Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on

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proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

          Recapitalization. Vote CASE-BY-CASE on recapitalizations (reclassifications of securities).

          Reverse Stock Splits. Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid delisting. Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

          Share Repurchase Programs. Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

          Stock Distributions: Splits and Dividends. Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

          Tracking Stock. Vote CASE-BY-CASE on the creation of tracking stock.

Compensation Plans

          Equity Compensation Plans. Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Each of these factors is further described below:

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Cost of Equity Plans. Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

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Repricing Provisions. Vote AGAINST plans that expressly permit the repricing of stock options without prior shareholder approval, even if the cost of the plan is reasonable. Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

•	Pay-for Performance Disconnect. Generally vote AGAINST plans in which:

	•	there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance);

	•	the main source of the pay increase (over half) is equity-based, and

	•	the CEO is a participant of the equity proposal.

WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect. On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure.

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Three-Year Burn Rate/Burn Rate Commitment. Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year. However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation, assuming all other conditions for voting FOR the plan have been met. If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

•	Poor Pay Practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices. WITHHOLD from compensation committee members if the company has poor compensation practices.

Specific Treatment of Certain Award Types in Equity Plan Evaluations.

          Dividend Equivalent Rights. Equity plans that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend

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streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

          Liberal Share Recycling Provisions. Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

          Transferable Stock Option Awards. For transferable stock option award types within a new equity plan, calculate the cost of the awards by setting their forfeiture rate to zero when comparing to the allowable cap. In addition, in order to vote FOR plans with such awards, the structure and mechanics of the ongoing transferable stock option program must be disclosed to shareholders; and amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Other Compensation Proposals and Policies.

          401(k) Employee Benefit Plans. Vote FOR proposals to implement a 401(k) savings plan for employees.

          Director Compensation. Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

	o	A minimum vesting of three years for stock options or restricted stock; or

	o	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

	o	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or29

	o	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

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Detailed disclosure provided on cash and equity compensation delivered to each nonemployee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

          Director Retirement Plans. Vote AGAINST retirement plans for non-employee directors. Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

          Disclosure of CEO Compensation-Tally Sheet. Encourage companies to provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided. See the remedy for Pay for Performance disconnect for a more qualitative description of certain pay components.

          Employee Stock Ownership Plans (ESOPs). Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

          Employee Stock Purchase Plans– Qualified Plans. Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

          Employee Stock Purchase Plans– Non-Qualified Plans. Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

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•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

          Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals). Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

          Option Exchange Programs/Repricing Options. Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options. Vote FOR shareholder proposals to put option repricings to a shareholder vote.

          Stock Plans in Lieu of Cash. Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock. Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange. Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

          Transfer Programs of Stock Options. One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval. Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

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Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Shareholder Proposals on Compensation.

          Disclosure/Setting Levels or Types of Compensation for Executives and Directors. Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

          Option Expensing. Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

          Option Repricing. Vote FOR shareholder proposals to put option repricings to a shareholder vote.

          Pension Plan Income Accounting. Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

          Performance-Based Awards. Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options);

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The company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50 percent of the shares awarded to those executives for that fiscal year.

          Severance Agreements for Executives/Golden Parachutes. Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder

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approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes.

          Supplemental Executive Retirement Plans (SERPs). Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social and Corporate Responsibility

Consumer Issues and Public Safety.

          Animal Rights. Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

          Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to or better than those of peer firms; and

•	There are no serious controversies surrounding the company’s treatment of animals.

          Drug Pricing. Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing.

          Drug Reimportation. Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.

          Genetically Modified Foods. Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients. Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients. Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community. Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

          Handguns. Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

          HIV/AIDS. Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it. Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

          Predatory Lending. Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight.

          Tobacco. Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis.

Stronger product warnings:

          Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

          Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

          Toxic Chemicals. Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and

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legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Environment and Energy.

          Arctic National Wildlife Refuge. Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company does not currently disclose an environmental risk report for their operations in the ANWR.

          CERES Principles. Vote CASE-BY-CASE on proposals to adopt the CERES Principles.

          Concentrated Area Feeding Operations (CAFOs). Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

          Environmental-Economic Risk Report. Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance.

          Environmental Reports. Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

          Global Warming. Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive timeframe unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

          Kyoto Protocol Compliance. Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

          Land Use. Generally vote AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.

          Nuclear Safety. Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:

•	The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

•	The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

•	The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.

          Operations in Protected Areas. Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.

          Recycling. Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy.

          Renewable Energy. In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business. Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

          Sustainability Report. Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

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The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

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•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified timeframe.

General Corporate Issues.

          Charitable/Political Contributions. Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions. Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

          Link Executive Compensation to Social Performance. Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

          Outsourcing/Offshoring. Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing.

Labor Standards and Human Rights.

          China Principles. Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations; and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

          Country-specific Human Rights Reports. Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country;

•	The company’s workplace code of conduct;

•	Proprietary and confidential information involved;

•	Company compliance with U.S. regulations on investing in the country;

•	Level of peer company involvement in the country.

          International Codes of Conduct/Vendor Standards. Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations;

•	The company has no recent human rights controversies or violations; or

•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles. Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles.

Military Business.

          Foreign Military Sales/Offsets. Vote AGAINST reports on foreign military sales or offsets

          Landmines and Cluster Bombs. Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production. Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production.

          Nuclear Weapons. Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve

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multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

          Operations in Nations Sponsoring Terrorism (e.g., Iran). Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in a terrorism-sponsoring state.

          Spaced-Based Weaponization. Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available; or

•	The disclosures sought could compromise proprietary information.

Workplace Diversity.

          Board Diversity. Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business; or

•	The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies. Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board.

          Equal Employment Opportunity (EEO). Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs;

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•	The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

          Glass Ceiling. Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive;

•	The company has well-documented programs addressing diversity initiatives and leadership development;

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•	The company has had no recent, significant EEO-related violations or litigation.

          Sexual Orientation. Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company. Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

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Metropolitan West Capital Management

Metropolitan West Capital Management, LLC (“MetWest Capital”) will vote (by proxy or otherwise) on all matters for which a shareholder vote is solicited by issuers of securities beneficially held in client accounts in such manner as the firm deems appropriate, in accordance with its written policies and procedures. These policies and procedures set forth guidelines for voting many typical proxy proposals. In certain instances, MetWest Capital may determine that it is in its clients’ best interests to deviate from the guidelines or the proxy issue may require individual case-by-case consideration under the guidelines. These guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients. Gary W. Lisenbee and Samir Sikka, the lead strategists for the Small Cap Intrinsic Value strategy, are primarily responsible for monitoring corporate developments and voting proxies in the best interest of clients.

Where a proxy proposal raises a material conflict of interest between MetWest Capital’s interests and that of one or more its clients, MetWest Capital will resolve such conflict. MetWest Capital will judge on a case-by-case basis what constitutes a material conflict of interest. The areas of particular sensitivity include proxy votes or other corporate actions involving (i) companies for which an officer or employee of MetWest Capital is known to serve as a director or officer of a publicly traded company or (ii) companies that have a known material business relationship with MetWest Capital.

When voting proxies or acting on corporate actions for clients, the MetWest Capital’s utmost concern is that all decisions be made solely in the best interest of its clients. MetWest Capital will act in a prudent and diligent manner intended to enhance the economic value of the assets of its clients’ accounts.

Each proxy issue will be considered individually. The following Guidelines constitute a partial list to be used in voting proposals contained in the proxy statements, but will not be considered rigid rules. These Guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients.

Conflicts of Interest

Where a proxy proposal raises a material conflict of interest between MetWest Capital’s interests and that of one or more its clients, MetWest Capital shall resolve such conflict in the manner described below. MetWest Capital will judge on a case-by-case basis what constitutes a material conflict of interest. The areas of particular sensitivity include proxy votes or other corporate actions involving (i) companies for which an officer or employee of MetWest Capital or an affiliate of MetWest Capital is known to serve as a director or officer of a publicly traded company; (ii) companies that are affiliates of MetWest Capital or (iii) companies that have a known material business relationship with MetWest Capital.

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Vote in Accordance with the Guidelines. For routine proxy proposals (Approve/Oppose), MetWest Capital shall vote in accordance with its pre-determined voting policy, as stated in the Guidelines. For proxy proposals that are considered on a Case-by-Case basis, MetWest Capital will take action as described in items 2 or 3 below. For proxy proposals not described herein, MetWest Capital will take action as described in items 2 or 3 below;

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Obtain Consent of Clients. MetWest Capital shall disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the clients will include sufficient detail regarding the matter to be voted on and the nature of MetWest Capital’s conflict to enable the clients to make an informed decision regarding the vote. When a client does not respond to such a conflict disclosure request or denies the request, MetWest Capital will abstain from voting the securities held by that client’s account; or;

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Use of an Independent Third Party. Alternatively, MetWest Capital may forward all proxy matters in which MetWest Capital has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. Where such independent third party’s recommendations are received on a timely basis, MetWest Capital will vote all such proxies in accordance with such third party’s recommendation. If the third party’s recommendations are not timely received, MetWest Capital will abstain from voting the securities held by that client’s account.

The Chief Investment Officer will review proxies received for conflicts of interest as part of MetWest Capital’s overall vote review process. All material conflicts of interest identified by MetWest Capital will be addressed as described above.

Guidelines

Each proxy issue will be considered individually. The following Guidelines constitute a partial list to be used in voting proposals contained in proxy statements, but will not be considered rigid rules. These Guidelines typically result in MetWest Capital voting consistent with the recommendations of the issuer’s management in most routine matters, which MetWest Capital believes to be in the best interest of clients.

Anti-takeover Provisions

           Proposals to stagger board members’ terms. Approve.

           Proposals to limit the ability of shareholders to call special meetings. Approve.

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           Proposals to require super majority votes. Oppose.

           Proposals regarding “poison pill” provisions. Oppose.

           Permitting “green mail.” Oppose.

Directors

           Election of directors recommended by management, except if there is a proxy fight. Approve.

           Ratification of director’s actions on routine matters since previous annual meeting. Approve.

           Limiting directors’ liability. Approve.

           Eliminating director mandatory retirement policies. Case-by-case.

           Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested. Case-by-case.

Appointment of Auditors

           Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies. Approve.

Shareholder Voting Rights

           Providing cumulative voting rights. Oppose.

           Confidential voting. Approve.

Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their votes on proxy issues.

The Company will generally approve these proposals, as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

Changes to Capital Structure

           Eliminate preemptive rights. Approve.

           Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S. and can restrict management’s ability to raise new capital.

           MetWest Capital generally approves the elimination of preemptive rights but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

           Option and stock grants to management and directors. Case-by-case.

Compensation

           Employee Stock Purchase Plan. Approve.

           Establish 401(k) Plan. Approve.

           Pay directors solely in stocks. Case-by-case.

Social and Corporate Responsibility

           Limitation on charitable contributions or fees paid to lawyers. Approve.

            “Social issues,” unless specific client guidelines supersede. Case-by-case.

Annual Meetings

           Date and place of annual meeting. Approve.

           Rotate annual meeting. Case-by-case.

Situations in which MetWest Capital may not vote proxies

In certain circumstances, in accordance with a client’s investment advisory agreement (or other written directive) or where MetWest Capital has determined that it is in the client’s best interest, MetWest Capital will not vote proxies received. The following are some circumstances in which MetWest Capital will limit its role in voting proxies received on client securities:

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Client Maintains Proxy Voting Authority. Where the client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, MetWest Capital will not vote the

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proxies and will direct the relevant custodian to send the proxy material directly to the client. If MetWest Capital receives any proxy material, MetWest Capital will promptly forward it to the client or specified third party.

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Terminated Account. Once a client’s account has been terminated with MetWest Capital in accordance with its investment advisory agreement, MetWest Capital will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

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Unjustifiable Costs. In certain circumstances, based on the results of a cost-benefit analysis, if MetWest Capital determines that the cost of voting a client’s proxy would exceed any anticipated benefits of the proxy proposal, MetWest Capital may abstain from voting.

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SSgA Funds Management, Inc.

SSgA Funds Management, Inc. (“SSgA FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA FM believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. SSgA FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit SSgA FM’s direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (“SSgA”) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the SSgA FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the SSgA FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. SSgA FM retains the final authority and responsibility for voting.

In order to facilitate SSgA FM’s proxy voting process, SSgA FM retains RiskMetrics Group (“RMG”), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising SSgA FM as to current and emerging governance issues that SSgA FM may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. The Manager of Corporate Governance works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)

proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)

proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from RMG, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that SSgA FM will depart from its guidelines; these third parties are all treated as information sources. If they raise issues that SSgA FM determines to be prudent before voting a particular proxy or departing from our prior guidance to RMG, SSgA FM will weigh the issue along with other relevant factors before making an informed decision. In all cases, SSgA FM votes proxies as to which SSgA FM has voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, SSgA FM seeks to maximize the value of a portfolio’s holdings. With respect to matters that are not so quantifiable, SSgA FM exercises greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG, the SSgA FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under “Potential Conflicts”). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, SSgA FM examines the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

Potential Conflicts

As discussed above, from time to time, SSgA FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, SSgA FM takes these potential conflicts very seriously While SSgA FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by SSgA FM’s potential conflict, there are a number of courses SSgA FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of SSgA FM or its affiliates which are among the top 100 clients of SSgA FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

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When the matter falls clearly within the policies set forth above or the guidance previously provided by SSgA FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer’s name appears on either list and the pre-determined policy is not being followed, SSgA FM will employ the services of a third party, wholly independent of SSgA FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for SSgA FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of SSgA FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

State of Incorporation

Generally, SSgA FM votes against management on reincorporation in a state which has more stringent anti-takeover and related provisions; general updating of or corrective amendments to charter; and change in corporation name.

Mergers and Restructurings

SSgA FM generally votes:

•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

•	Against offers where, at the time of voting, the current market price of the security exceeds the bid price

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

•	For offers made at a premium where no other higher bidder exists

Anti-takeover Provisions

Generally, SSgA FM votes in support of management on elimination of “poison pill” rights; reductions in supermajority vote requirements; and adoption of anti-”greenmail” provisions.

Generally, SSgA FM votes against management on anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers; amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions and shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding.

Election of Directors

Generally, SSgA FM votes in support of management on election of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

Generally, SSgA FM votes against management on proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

Generally, SSgA FM votes against management on the election of directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

Generally, SSgA FM votes against management on the election of directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

○

(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

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○

(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

○	(i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

○	(i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Appointment of Auditors

Generally, SSgA FM votes in support of management on the approval of auditors.

SSgA FM votes in support of shareholder-initiated mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent results of audits are reported to the audit committee.

Shareholder Voting Right

Generally, SSgA FM votes in support of shareholders on the establishment of confidential voting.

Changes to Capital Structure

Generally, SSgA FM votes in support of management on capitalization changes which eliminate other classes of stock and voting rights; and changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for US companies and no more than 100% of existing authorization for non-US companies.

Generally, SSgA FM votes against management on capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders; changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders.

Compensation

Generally, SSgA FM votes in support of management on directors’ and auditors’ compensation; stock purchase plans with an exercise price of not less than 85% if fair market value; and stock option plans which are incentive based and not excessive. Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

Generally, SSgA FM votes against management on Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive); and change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered.

Generally, SSgA FM votes against shareholders on proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee.

Corporate Responsibility

Generally, SSgA FM votes against shareholder-initiated restrictions related to social, political or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact; and shareholder-initiated proposals which require inappropriate endorsements or corporate actions.

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Wellington Management Company, LLP

Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the users of such securities. Wellington Management established Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients. These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while the Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in questions, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world. Wellington Management’s Global Proxy Voting Guidelines set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Global Proxy Voting Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Global Proxy Voting Guidelines.

Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Global Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

The following is a summary of certain of the Global Proxy Voting Guidelines. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Composition and Role of the Board of Directors

          Election of Directors. Case-by-Case. Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

          Classify Board of Directors. Against. We will also vote in favor of shareholder proposals seeking to declassify boards.

          Adopt Director Tenure/Retirement Age (SP). Against.

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          Adopt Director & Officer Indemnification. For. We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

          Allow Special Interest Representation to Board (SP). Against.

          Require Board Independence. For. Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, as least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

          Require Key Board Committees to be Independent. For. Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

          Require a Separation of Chair and CEO or Require a Lead Director. For.

          Approve Directors’ Fees. For.

          Approve Bonuses for Retiring Directors. Case-by-Case.

          Elect Supervisory Board/Corporate Assembly. For.

          Elect/Establish Board Committee. For.

          Adopt Shareholder Access/Majority Vote on Election of Directors (SP). Case-by-Case. Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy. Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

          Adopt/Amend Stock Option Plans. Case-by-Case.

          Adopt/Amend Employee Stock Purchase Plans. For.

          Approve/Amend Bonus Plans. Case-by-Case.

          In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

          Approve Remuneration Policy. Case-by-Case.

          Exchange Underwater Options. Case-by-Case.

          Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

          Eliminate or Limit Severance Agreements (Golden Parachutes). Case-by-Case. We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

          Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP). Case-by-Case. We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

          Expense Future Stock Options (SP). For.

          Shareholder Approval of All Stock Option Plans (SP). For.

          Disclose All Executive Compensation (SP). For.

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Reporting of Results

          Approve Financial Statements. For.

          Set Dividends and Allocate Profits. For.

          Limit Non-Audit Services Provided by Auditors (SP). Case-by-Case. We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

          Ratify Selection of Auditors and Set Their Fees. Case-by-Case.

          Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

          Elect Statutory Auditors. Case-by-Case.

          Shareholder Approval of Auditors (SP). For.

Shareholder Voting Rights

          Adopt Cumulative Voting (SP). Against.

          We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

          Shareholder Rights Plans. Case-by-Case.

          Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans. We generally support plans that include:

•	Shareholder approval requirement

•	Sunset provision

•	Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

          Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

          Authorize Blank Check Preferred Stock. Case-by-Case.

          We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

          Eliminate Right to Call a Special Meeting. Against.

          Increase Supermajority Vote Requirement. Against.

          We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

          Adopt Anti-Greenmail Provision. For.

          Adopt Confidential Voting (SP). Case-by-Case.

          We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

          Remove Right to Act by Written Consent. Against.

Capital Structure

          Increase Authorized Common Stock. Case-by-Case.

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          We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

          Approve Merger or Acquisition. Case-by-Case.

          Approve Technical Amendments to Charter. Case-by-Case.

          Opt Out of State Takeover Statutes. For.

          Authorize Share Repurchase. For.

          Authorize Trade in Company Stock. For.

          Approve Stock Splits. Case-by-Case.

          We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

          Approve Recapitalization/Restructuring. Case-by-Case.

          Issue Stock with or without Preemptive Rights. For.

          Issue Debt Instruments. Case-by-Case.

Social Issues

          Endorse the Ceres Principles (SP). Case-by-Case.

          Disclose Political and PAC Gifts (SP). Case-by-Case.

          Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

          Require Adoption of International Labor Organization’s Fair Labor Principles (SP). Case-by-Case.

          Report on Sustainability (SP). Case-by-Case.

Miscellaneous

          Approve Other Business. Against.

          Approve Reincorporation. Case-by-Case.

          Approve Third-Party Transactions. Case-by-Case.

Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

          Securities Lending. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

          Share Blocking and Re-registration. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of

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blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

          In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

          Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for powers of attorney and consularization are examples of such circumstances.

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APPENDIX A

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

          GENERAL

          The following information is a brief summary of certain factors affecting the economy and the fiscal situation of the State of California (for purposes of this section only, the “State”), and it does not purport to be a complete description of such factors. It is intended to provide a recent historical description, and is not a discussion of specific factors that may affect any particular issuer of California municipal securities. This information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State. The creditworthiness of obligations issued by a local California municipal securities issuer may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default by local California municipal securities issuers. For purposes of this section only, Tax-Free California Fund may be referred to as the “Fund.”

          Because the Fund expects to concentrate its investments in California municipal securities, it will be susceptible to a number of complex factors affecting the issuers of such securities, including national and local political, economic, social, environmental and regulatory policies and conditions. In particular, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as described below, could affect the market values and marketability of, or result in the default of, existing obligations that might be held by the Fund. State or local government obligations, as well as interest income to the Fund, may also be affected by budgetary pressures affecting the State and economic conditions in the State. The Fund cannot predict whether or to what extent such factors or other factors may affect issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities.

          The following summary is based primarily upon information drawn from official statements relating to securities offerings of the State, its agencies or instrumentalities, as available as of the date of this Statement of Additional Information. The information has not been updated, however, from that provided by the State. It does not represent a complete analysis of every material fact affecting the State’s or its municipalities’ debt obligations. The Fund has not independently verified the information contained in such official statements and other publicly available documents, and will not update it during the year.

          ECONOMIC FACTORS

          California’s economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California’s economy slipped into a recession, which was concentrated in the State’s high-tech sector and, geographically, in the San Francisco Bay Area. The economy had recovered, with 887,100 jobs gained between July 2003 and March 2007 compared with 362,000 jobs lost between January 2001 and July 2003. However, as a result of the economic troubles in the U.S. economy, unemployment rose to 7.7 percent in September 2008, compared to 5.6 percent one year ago, and is projected to remain high throughout 2009.

          Wage and salary employment declined in the first nine months of 2008. These job losses have been spread across a number of different sectors, including retail trade, finance, manufacturing, construction, and business and professional services. Residential building permits were down in September of 2008 by nearly 40 percent from September of 2007. Taxable sales have been weakening steadily as evidenced from the shortfalls experienced in the last few months of 2008 in sales and use tax receipts.

          Of particular concern has been the epidemic of foreclosures and major job and income losses associated with the housing-related and financial services industries. Because California had a disproportionate share of its jobs and related economic activities associated with these sectors, it has been especially hard hit by the dislocations and economic losses they have generated. Furthermore, most economists believe that more painful adjustments are in store before they have run their full course.

          PRIOR FISCAL YEAR’S BUDGET

          2007 Budget Act

The 2007 Budget Act was adopted by the Legislature on August 21, 2007, along with a number of implementing measures, and signed by the Governor on August 24, 2007. In approving the budget the Governor vetoed $943 million in appropriations from the General Fund, special funds, and bond funds (including $703 million in General Fund appropriations).

          The 2007 Budget Act signed by Governor Schwarzenegger included the largest reserve of any budget act in the State’s history. The 2007-08 May Revision proposed a total reserve of $2.2 billion. Due to the shortfall in revenue collections that came to light in June 2007, and in recognition of the State’s continuing structural deficit and other potential threats, the Legislature took actions to reduce spending and increase funds available, thereby increasing the total reserve to an

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unprecedented $3.4 billion. The Governor further reduced spending with $703 million in General Fund vetoes, raising the total reserve to $4.1 billion. As a result, General Fund spending growth in this budget was held to $0.6 billion, or 0.6 percent.

          Under the 2007 Budget Act, General Fund revenues and transfers were projected to increase 6.0 percent, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08. The 2007 Budget Act contained General Fund appropriations of $102.3 billion, compared to $101.7 billion in 2006-07. The June 30, 2008 total reserve was projected to be $4.1 billion, similar to the estimated June 30, 2007 reserve.

          The 2007 Budget Act was substantially similar to the Governor’s May Revision proposals. It contained the following major General Fund components:

          1) The 2007 Budget Act assumed the sale of, or other contractual arrangement for the operation of, California’s student loan guarantee function, generating $1 billion in one-time revenue. The State’s student loan guarantee function is operated through a contract between the California Student Aid Commission (“CSAC”) and EdFund, a non-profit public benefit corporation established by CSAC. EdFund, the second largest guaranty operator in the nation, services student loans for students attending schools in California and throughout the nation. Over half of all loans serviced by EdFund are held by non-California students. This proposal did not adversely affect students’ access to loans or the interest rates students pay for loans (which are set by the federal government). Neither CSAC nor EdFund sets loan interest rates or charge students fees.

          2) The 2007 Budget Act included $1 billion in prepayments of the ERBs from moneys transferred to the BSA, and $5 million of other budgetary debt repayments. This brought the total set aside to repay the ERBs to $6.8 billion in four years since the bonds were issued. As a result, the Department of Finance projected that the ERBs would be fully retired in February, 2010, which was 14 years ahead of schedule.

          3) The 2007 Budget Act fully funded the transfer of $2.045 billion to the BSA, the full amount pursuant to Proposition 58. Half of this amount, or $1.023 billion, remained in the BSA as a rainy-day reserve, and was reported as a reduction of revenues. The other half was transferred for the purpose of early retirement of ERBs.

          4) Prior to the adjustment for the $1.023 billion transfer to the BSA, the 2007 Budget Act did not have an operating deficit. However, events subsequent to the 2007 Budget Act have reduced the reserve, and other developments may further require use of the reserves.

          5) The 2007 Budget Act included Proposition 98 General Fund expenditures of $41.5 billion, which was an increase of $712 million, or 1.7 percent, compared to the revised 2006-07 estimate. When property taxes were taken into account, the total Proposition 98 guarantee was $57.1 billion, which was an increase of $2.2 billion, or 3.9 percent. The 2007 Budget Act also continued to include $426 million above the 2006-07 Proposition 98 guarantee level to implement Proposition 49.

          6) The 2007 Budget Act included $66.8 billion ($41.4 billion General Fund and $25.4 billion other funds) for K-12 education programs in 2007-08. This reflected an increase of $3.5 billion ($1.6 billion General Fund and $1.9 billion other funds). Total per-pupil expenditures were projected to increase by $378 to $11,541 in 2007-08, which included funds for prior year settle-up obligations.

          7) The 2007 Budget Act reflected total funding of $19.7 billion, including $14 billion General Fund and Proposition 98 sources for all major segments of higher education (excluding infrastructure and stem cell research), which reflected an increase of $1.1 billion ($853 million General Fund and Proposition 98 sources) above the revised 2006-07 level. This included funding for the compacts signed in 2004 with the University of California and the California State University.

          8) The 2007 Budget Act included $29.7 billion General Fund for Health and Human Services programs, which was an increase of $301 million from the revised 2006-07 estimate. Total funding from all State funds for Health and Human Services programs was $38.0 billion, which was an increase of $1.6 billion from the revised 2006-07 estimate.

          9) The 2007 Budget Act included $1.48 billion to fully fund Proposition 42 in 2007-08. Proposition 1A was passed in November 2006 and provides for the repayment of any remaining Proposition 42 debt by the year 2015-16. Pursuant to Proposition 1A, the Budget repaid $83 million from the 2003-04 and 2004-05 Proposition 42 suspensions. Because the issuance of tribal gaming bonds continued to be delayed, the 2007 Budget Act also provided for the use of $100 million in tribal gaming compact revenues received in 2006-07, 2007-08, and any future years until the bonds are sold, to repay past loans made from the State Highway Account, the Traffic Congestion Relief Fund, and the Public Transportation Account (“PTA”). Proposition 1B was also passed in November 2006, providing $19.925 billion in bonding authority for a total of 16 programs intended to address a broad range of transportation priorities including rehabilitation and expansion of highways, transit and transit security, port security, and air quality. The authority for the use of any bond funds must be provided for in the Budget Act. The 2007 Budget Act provided a total of $4.2 billion in Proposition 1B funding. On September 6, 2007, the California Transit Association filed a lawsuit with the Superior Court of Sacramento seeking an injunction to prohibit the use of $1.188 billion in 2007-08 revenues for a number of public transit related programs provided in the 2007 Budget Act and related legislation. The suit also seeks to prohibit similar uses of lesser amounts of these funds in future years. No date has been set for the trial. The 2007 Budget Act uses funding that otherwise would

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have been transferred to the PTA or used to fund other transit-related costs that had been funded from the General Fund in prior years, including $948 million for payment of debt service on transportation bonds and $228 million for transportation services provided to public school students and Developmental Services Regional Center clients. If successful, the lawsuit would result in more funds being available in the PTA, but would not result in additional expenditure authority for public transportation programs in the current year due to an appropriations cap.

          10) In the 2007-08 May Revision, the Governor proposed an examination of the potential benefits that could be derived from a lease of the State Lottery to private operators. The Governor indicated the belief that if private operators could substantially improve the returns from the Lottery – which operated below the national average in per capita receipts – the State might be able to realize substantial new income while still providing a guaranteed payment to schools. The Governor did not include any specific proposal in the 2007-08 May Revision, and the 2007 Budget Act did not include any increased revenue estimate based on such a transaction.

          11) The 2007 Budget Act included several revenue proposals that were in the 2007-08 Governor’s Budget. The most significant changes included the repeal of the teacher tax credit, resulting in an estimated revenue gain of $170 million in 2007-08, and additional efforts to reduce the “tax gap,” which tax professionals define as the difference between what taxpayers should pay and what is actually paid, which is estimated to result in $77.5 million in additional personal income tax and corporation tax revenues in 2007-08.

          12) The Court of Appeal for the Third Appellate District ruled that legislation authorizing the issuance of bonds to finance a portion of the State’s pension obligation was invalid. The State did not plan to appeal this decision. The 2007 Budget Act did not include pension obligation bonds for 2007-08 and the current Administration stated that it would not be using pension obligation bonds in the future.

          CURRENT STATE BUDGET

          The discussion below of the 2008 Budget Act is based on estimates and projections of revenues and expenditures for the 2008-09 fiscal year as supplied by the State and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the nation, and the State indicates that there can be no assurances that these estimates will be achieved.

          The 2008 Budget Act was adopted by the Legislature on September 15, 2008 and subsequently modified. After making $510 million in General Fund vetoes, the Governor signed this revised budget package on September 23, 2008. The Governor vetoed $191 million in funding for low-income seniors’ tax relief programs, suspending their operation for the budget year. The Governor also vetoed $22 million from the California Department of Corrections and Rehabilitation budget and directed the department to establish a new parole program designed to divert certain parole violators from prison to community sanctions. In addition, the administration stated that it expects $340 million in savings from its July executive order. The stated reserve of the enacted budget was $1.7 billion.

          The State spending plan for 2008-09 includes total budget expenditures of $131.6 billion. This includes $103.4 billion from the General Fund and $28.2 billion from special funds. Total State spending will decline slightly by $511 million from 2007-08 (0.4 percent). Bond fund spending is expected to increase by 1.3 percent, as the State continues to allocate funds from the $43 billion bond package approved at the November 2006 election.

          The budget plan projects revenues of $102 billion in 2008-09, a decrease of 0.5 percent from 2007-08. The plan authorizes expenditures of $103.4 billion, an increase of 0.1 percent. Under the plan, the State has a projected reserve of $1.7 billion and will spend $1.4 billion more than it is projected to receive.

          The key revenue solutions include:

•          Borrowing. The State sold an additional $3.3 billion in ERBs during the spring of 2008. This sale exhausts the State’s $15 billion in authority provided by the voters through Proposition 57 in 2004. In addition, the budget plan borrows $648 million from various State special funds. These funds are generally not expected to be paid back to special funds until 2010-11 or later. This special fund borrowing is in addition to the $750 million in outstanding special fund loans from prior years. The State began the year with more than $18 billion in outstanding budgetary borrowing—requiring more than $2 billion in repayments during the budget year.

•          Timing Changes on Tax Payments. The budget package accelerates the timing of two types of tax payments—estimated payments and limited liability company fee payments. Combined, these changes are expected to increase 2008-09 revenues by $2.7 billion.

•          Revenue Accrual. The budget package changes the State’s accounting practices to accrue about $1.9 billion earlier than otherwise would be the case. This is a “paper change” and does not alter the amounts or timing of any tax payments.

• Corporation Penalties. The budget anticipates $1.5 billion in increased revenues resulting from new penalties on corporations for underpayment of taxes.

• Net Operating Loss (NOL) Provisions. The budget suspends the use of NOL deductions for two years for larger companies while providing more benefits to businesses in future years.

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•          Tax Credit Limitations. The budget plan restricts for larger companies the use of specified business-related tax credits in 2008 and 2009, resulting in an estimated increase of $690 million in 2008-09.

Spending-Related Solutions. The key spending-related solutions include:

• Proposition 98. The budget provides a 0.68 percent cost-of-living adjustment (COLA) to K-14 programs—substantially below the 5.66 percent level that otherwise would be required under State law.

•          BSA Transfer. The Governor issued an executive order to suspend the annual transfer to the BSA. Consequently, a $1.5 billion supplemental debt-service payment for outstanding ERBs will not be made this year.

•          Transportation. The budget uses $1.7 billion in transportation funds to reduce General Fund expenditures. This is about $800 million more than would have been used to benefit the General Fund under the 2007-08 budget agreement.

•          State Employee Pay. Most State employees (other than highway patrol officers and engineers) are not budgeted for COLAs this year. The Legislature rejected funding (over a two-year period) for a correctional officer pay increase proposed as part of the administration’s compensation offer.

•          Social Services COLAs. The budget plan suspends scheduled State-supported COLAs for both Supplemental Security Income/State Supplementary Payment (SSI/SSP) and California Work Opportunity and Responsibility to Kids (CalWORKs) recipients.

•          Other Reductions. In other areas, the budget includes many of the budget-balancing reductions (BBRs)—generally 10 percent of program funding—originally proposed as part of the Governor’s January budget.

          Ballot-Related Measures. As discussed in more detail below, the Legislature passed a series of measures to be placed before the State’s voters pertaining to the State lottery and budget practices. It is expected that a special election will be called for the first part of 2009 to vote on these propositions.

          Budget Risks and Structural Deficit

          At the time the 2008-09 Budget Act was adopted in September 2008, the budget plan had an estimated $1.7 billion reserve. In order to balance the budget, the plan largely relied on a number of one-time revenue measures while avoiding any tax rate increases. Within weeks of the budget passing, the national financial and credit markets and State revenues deteriorated well beyond the assumptions in the budget. It quickly became clear that the Legislature would need to take additional actions in order to bring the 2008-09 budget back into balance.

          The Legislative Analyst’s Office (“LAO”) estimates that the State faces a 2008-09 year-end deficit of $8.4 billion if no actions are taken. The main factor driving this $10 billion reversal of fortunes is declining revenues, with some increased costs also contributing to the problem.

          Deteriorating Economy and Revenues. The near-term outlook for the State’s economy has turned extremely negative due to reduced consumer spending, higher unemployment, the near collapse of the financial and credit markets, and other factors. Consequently revenues from all three of the State’s major taxes—the personal income tax, sales and use tax, and corporation tax—are likely to be down considerably from the estimates used in the enacted budget. The LAO projects these “big three” revenues will fall short of the earlier estimates by more than $8 billion.

          Higher Spending in Some Programs. The rapid decline in the State’s housing market has led to a reduction in the expected property taxes received by school districts. Other major adjustments include higher expected caseloads in a number of health and social services programs, higher firefighting costs, less-than-assumed savings from unallocated reductions, and a shortfall in transportation funds available to redirect to benefit the General Fund. In total, net costs through the current fiscal year are about $1.4 billion higher than assumed with the enactment of the 2008-09 budget.

          Even at the time the 2008-09 budget was signed, policymakers acknowledged a multibillion-dollar shortfall for the upcoming 2009-10 budget. Combined with the steep revenue drop and some spending increases, that shortfall has grown considerably. The LAO projects that General Fund revenues will decline by 7 percent from their 2008-09 level to $86.8 billion. This is the result of (1) the expected continued slide in the State’s economy and (2) the more than $4 billion in one-time revenues included in the 2008-09 Budget Act as budgetary solutions. Spending is projected to increase by 1.7 percent to $106.3 billion. Consequently, 2009-10 State spending would exceed revenues by $19.4 billion. When combined with the current-year deficit, the State would need to close a $27.8 billion gap over the two years combined.

          Implications of the 2009 Special Election

          As part of the 2008-09 budget package passed in September, the Legislature put forward two propositions that would go before the State’s voters at a special election planned for the first half of 2009. If approved by voters, these measures—dealing with the lottery and budget reform—would have significant effects on the State’s fiscal condition beginning in 2009-10.

          Lottery. The State’s current plan envisions securitizing lottery profits in order to benefit the General Fund in the short term—$5 billion each in 2009-10 and 2010-11—through the sale of lottery bonds. Thus, if the measure is approved by the voters and the State successfully sells the first batch of lottery bonds, the State would achieve a budgetary solution of $5 billion in 2009-

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10. Yet, the lottery plan could cost the State nearly $1 billion annually by 2013-14—after accounting for debt-service payments on the bonds and General Fund increases to educational entities (which would no longer receive lottery profits).

          Budget Reform. The budget reform measure would likely result in higher levels of reserves in the future. It would redirect, in specific circumstances, General Fund revenues to a restricted reserve account and make the funds harder to access. The measure, therefore, could make balancing the budget more difficult over the forecast period—by limiting the availability of funds to help balance the budget. The ability to forecast its precise effect on the State budget, however, is difficult. This is because the impact would depend on (1) the State’s ability to accurately forecast revenues and (2) growth of both revenues and spending.

          BOND RATINGS

          S&P, Moody’s and Fitch assign ratings to California’s long-term general obligation bonds. The ratings of S&P, Moody’s and Fitch represent their opinions as to the quality of the municipal bonds that they rate. The ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

          The financial difficulties experienced by California and municipal issuers during the recession of the early 1990’s resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. The ratings on California’s long-term general obligation bonds were reduced in the early 1990’s from “AAA” levels that had existed prior to the recession of the early 1990’s. After 1996, the three major rating agencies raised their ratings of California’s general obligation bonds. However, major rating agencies, underwriters and investors have had major concerns about California’s creditworthiness. The major rating agencies have cited over the years, among other things, concerns about California’s missed budget deadlines, on-going structural budget impediments and more recently, the energy situation of 2001-2002, resulting in reductions of the ratings of the State’s general obligation bonds by S&P, Moody’s and Fitch. In April 2001, Fitch placed the State’s rating on rating watch — negative. Although S&P placed California’s senior ratings on its “credit watch” list in January 2001, it removed the State from the list in June 2001, but warned that the State’s financial outlook remained negative.

          In December 2002, the ratings of the State’s general obligation bonds were further reduced by S&P to “A” and by Fitch to “A.” In the summer of 2003, the ratings of S&P and Moody’s were reduced to “BBB” and “A3” respectively. In December 2003, Moody’s again reduced its rating of the State’s general obligation bonds to “Baa1,” citing concerns over the State’s recent action to cut the VLF fee, as well as the State’s continuing inability to reach political consensus on solutions to its budget and financial difficulties.

          In May 2004, Moody’s upgraded California’s rating to “A3.” In August 2004, S&P upgraded California’s rating to “A” and Fitch removed California’s rating from rating watch - negative and upgraded its rating to “A-.” As of January 13, 2005, S&P’s rating was “A,” Moody’s rating was “A3” and Fitch’s rating was “A-.” As of June 16, 2005, S&P’s rating of California’s general obligation bonds was “A,” Moody’s rating was “A3” and Fitch’s rating was “A-.” Additional improvement in the ratings of these bonds occurred steadily over the next several months. As of January 10, 2006, while the S&P rating of California’s general obligation bonds stayed at “A,” Moody’s rating increased to “A2” and Fitch’s rating increased to “A.” As of October 15, 2007, S&P’s rating increased to “A+,” Moody’s rating increased to “A1” and Fitch’s rating increased to “A+,” and these remain the current ratings as of November 2008. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for State-insured hospital bonds) are generally linked directly to California’s rating. Should the financial condition of California deteriorate further, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

          There can be no assurance that such ratings will be maintained in the future. The State’s credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of the State’s general obligation bonds, as well as notes and bonds issued by California’s public authorities and local governments. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, downgrades can negatively impact the marketability and price of securities in the Fund’s portfolio.

          CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS

          Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the effects described below, among others.

          Constitutional Spending Limits. Shortly after being elected in October 2003, Governor Schwarzenegger asked the California Legislature to send to California voters a proposal to amend the California Constitution to impose a spending limit which would require that expenditures not exceed revenues. The Legislature approved this proposal in mid-December 2003, and accordingly the measure appeared on the March 2004 primary ballot. Voters approved the measure.

          Proposition 58. On March 4, 2004, California voters approved an initiative known as Proposition 58, which amended Article XIII B of the California Constitution. The amendment provides for the following:

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1.	Requires enactment of a balanced budget where General Fund expenditures do not exceed estimated General Fund revenues.

2.	Allows the Governor to proclaim a fiscal emergency in specified circumstances, and submit proposed legislation to address the fiscal emergency.

3.	Requires the Legislature to stop other action and act on legislation proposed to address the emergency.

4.	Establishes a budget reserve.

5.	Provides that the California Economic Recovery Bond Act (Proposition 57) is for a single object or work.

6.	Prohibits any future deficit bonds.

          The net State fiscal effects will vary year by year and depend in part on actions of future Legislatures. Reserve provisions may smooth State spending, with reductions during economic expansions and increases during downturns. The balanced budget and debt limitation provisions could result in more immediate actions to correct budgetary shortfalls.

          Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the “Classroom Instructional Improvement and Accountability Act.” Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues (“Test 1”), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment (“Test 2”), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income (“Test 3”). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a “credit” to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

          Proposition 98 permits the Legislature — by two-thirds vote of both houses, with the Governor’s concurrence — to suspend the K-14 schools’ minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

          OBLIGATIONS OF OTHER ISSUERS

          Other Issuers of California Municipal Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

          State Assistance. Property tax revenues received by local governments declined significantly following passage of Proposition 13. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

          In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. The 2001 Budget Act and related legislation provide significant assistance to local governments, including $357 million for various local public safety programs. The 2006 Budget Act included $232.5 million (General Fund) and $1.7 million (special funds) to pay 2005-06 and 2006-07 claims for 38 noneducation mandates. The 2006 Budget Act suspended local agency obligations to carry out 29 mandates in the budget year and directs the Commission on State Mandates to reconsider two previous mandate determinations that found State reimbursable costs. The 2006 Budget Act started the process of paying local governments for the large backlog of pre-2004-05 mandate claims. Specifically, the 2006 Budget Act provided $169.9 million (General Fund) to make the 2006-07 and 2007-08 payments toward the State’s 15 year plan to retire this mandate debt. To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may be reduced.

          Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August 1997, in order to comply with the federal welfare reform law. Generally, counties play a large

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role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new system on local governments is still unknown.

          Assessment Bonds. A general decline in real estate values or a slowdown in real estate sales activity may adversely affect California municipal obligations that are assessment bonds. In many cases, such bonds are secured by land that is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

          California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, although typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event that the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.

          Other Considerations. The repayment of industrial development securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Securities backed by healthcare and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

          LEGAL PROCEEDINGS

          The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

          OTHER CONSIDERATIONS

                    Numerous other factors may adversely affect the State and municipal economies. For example, reductions in federal funding could result in the loss of federal assistance otherwise available to the State. In addition, natural disasters, such as earthquakes, droughts and floods have caused substantial damage to parts of California or have harmed the State economy, and the possibility exists that another natural disaster could create a major dislocation of the California economy.

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APPENDIX B

          The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

          In the case of “split-rated” securities or loans (i.e., securities or loans assigned non-equivalent credit quality ratings, such as Baa by Moody’s but BB by S&P or Ba by Moody’s and BB by S&P but B by Fitch), the Sub-Advisers will determine whether a particular security or loan is considered investment grade or below-investment grade for each of the Fund’s portfolios as follows: (a) if all three credit rating agencies have rated a security or loan the median credit rating is used for this determination and (b) if only two credit rating agencies have rated a security, the lower (e.g., most conservative) credit rating is used.

RATING OF BONDS

          MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

          STANDARD AND POOR’S CORPORATION (“STANDARD & POOR’S”)

          AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

          A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

          BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

          BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will

166

likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          RATING OF COMMERCIAL PAPER

          MOODY’S

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

          STANDARD & POOR’S

          The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

-	Liquidity ratios are adequate to meet cash requirements.

          Liquidity ratios are basically as follows, broken down by the type of issuer:

•	Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

•	Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

•	Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

- The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

-	The issuer has access to at least two additional channels of borrowing.

-	Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

-	Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

-	The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

          STANDARD & POOR’S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

          Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

          Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

          Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation

167

and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

          Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB” rating.

          Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used to debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

          The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

          The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          The rating “CI” is reserved for income bonds on which no interest is being paid.

          Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

          “NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

          BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

          MOODY’S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

          Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Bonds which are rated “Aa” are judged to be of high qualify by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

          Bonds which are rated “A” possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Bonds which are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

168

          Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          Bonds which are rated “C” are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

                    STANDARD & POOR’S RATINGS SERVICES. A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

                    Note rating symbols are as follows:

                    SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                    SP-2 - Satisfactory capacity to pay principal and interest.

          SP-3 - Speculative capacity to pay principal and interest.

          MOODY’S INVESTORS SERVICES. Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody’s ratings for short-term loans have the following definitions:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG-4/VMIG-4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

                    Standard & Poor’s assigns “dual” ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, “AAA/A-1+”). For the newer “demand notes”, Standard & Poor’s note rating symbols, combined with the commercial paper symbols, are used (for example, “SP-1+/A-1+”).

          INTERNATIONAL LONG-TERM CREDIT RATINGS

          FITCH, INC.

          The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

          AAA

          Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA

169

          Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A

          High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB

          Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

          BB

          Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B

          Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC, CC, C

          High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

          DDD, DD, D

          Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

          FITCH, INC.

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

          F1

          Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

          F2

          Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          F3

          Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          B

170

          Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          C

          High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          D

          Default. Denotes actual or imminent payment default.

          NOTES TO LONG-TERM AND SHORT-TERM RATINGS: “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

          “NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

          “Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

          Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

          A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

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PART C

OTHER INFORMATION

Item 23.	Exhibits

a.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

a.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

a.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

a.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)

a.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

a.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)

a.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) on July 31, 2006)

a.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

a.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

a.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

a.(xxiv)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15, 2008)

a.(xxv)	Articles Supplementary dated May 30, 2008 (incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

a.(xxvi)	Articles Supplementary dated August 6, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

a.(xxvii)	Articles Supplementary dated November 25, 2008 (filed herewith)

a.(xxviii)	Articles Supplementary Dated December 18, 2008 (filed herewith)

b.

By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

c.	Not Applicable

d.(i)

Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(ii)	Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(iii)	Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(iv)	Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(v)	Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(vi)	Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(vii)	Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(viii)	Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(ix)	Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

d.(x)	Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

d.(xi)

Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

d.(xii)	Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xiii)

Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xiv)	Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

d.(xv)	Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xvi)	Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xvii)	Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xviii)	Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xix)	Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xx)	Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xxi)

Amendment No. 20 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

d.(xxii)

Amendment No. 21 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxiii)	Amendment No. 22 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

d.(xxiv)	Amendment No. 23 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

d.(xxv)	Amendment No. 24 to Investment Management Agreement (filed herewith)

d.(xxvi)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxvii)

Amendment No. 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxviii)

Amendment No. 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxix)

Amendment No. 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxx)

Amendment No. 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxi)

Amendment No. 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxii)

Amendment No. 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxiii)

Amendment No. 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

d.(xxxiv)

Amendment No. 8 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxxv)

Amendment No. 9 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxvi)

Amendment No. 10 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2007)

d.(xxxvii)

Amendment No. 11 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxviii)

Amendment No. 12 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxix)

Amendment No. 13 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

d.(xl)	Amendment No. 14 to Sub-Advisory Agreement with Wellington Management Company, LLP (filed herewith)

d.(xl)(a)	Amendment No. 15 to Sub-Advisory Agreement with Wellington Management Company, LLP (filed herewith)

d.(xli)

Investment Services Agreement with Hartford Investment Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xlii)

Amendment No. 1 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xliii)

Amendment No. 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xliv)

Amendment No. 3 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xlv)

Amendment No. 4 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xlvi)

Amendment No. 5 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xlvii)

Amendment No. 6 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xlviii)

Amendment No. 7 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

d.(xlix)

Amendment No. 8 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

d.(l)

Amendment No. 9 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(li)

Amendment No. 10 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

d.(lii)

Amendment No. 11 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

d.(liii)

Amendment No. 12 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

d.(liv)

Investment Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(lv)

Investment Sub-Advisory Agreement with Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 75 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 12, 2008)

d.(lvi)

Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii)	Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 1996)

e.(iii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(iv)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(v)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(vi)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

e.(vii)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(viii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ix)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(x)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(xi)

Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

e.(xii)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiv)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

e.(xv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

e.(xvi)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(xvii)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

e.(xviii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

e.(xix)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

e.(xx)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

e.(xxi)	Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

e.(xxii)

Amendment No. 19 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

f.	Not Applicable

g.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

h.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

h.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(v)

Amendment No. 4 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(vi)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

h.(vii)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(viii)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(ix)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(x)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xi)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xii)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xiii)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

h.(xiv)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xv)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

h.(xvi)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

h.(xvii)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xviii)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xix)

Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

h.(xx)

Thirteenth Amendment to the Fund Accounting Agreement, October 31, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(xxi)	Amended and Restated Expense Limitation Agreement Dated as of November 1, 2008 (filed herewith)

h.(xxii)	Expense Limitation Agreement Dated as of November 1, 2008 – Target Retirement Funds (filed herewith)

h.(xxiii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

i.	Opinion and Consent of Counsel (filed herewith)

j.	Consent of Independent Registered Public Accounting Firm (filed herewith)

k.	Not Applicable

l.	Not Applicable

m.

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

n.	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

o.	Not Applicable

p.(i)

Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

p.(ii)

Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

p.(iii)	Code of Ethics of Wellington Management Company, LLP (filed herewith)

p.(iv)

Code of Ethics of Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(v)	Code of Ethics of Metropolitan West Capital Management, LLC (filed herewith)

p.(vi)	Code of Ethics of SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

q.	Power of Attorney (filed herewith)

Item 24.           Persons Controlled by or Under Common Control with Registrant

As of January 31, 2009, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 12, 2009.

In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of January 31, 2009 more than 25% of the following funds:

The Hartford Diversified International Fund

The Hartford Global Enhanced Dividend Fund

The Hartford Global Equity Fund

The Hartford LargeCap Growth Fund

The Hartford Target Retirement 2015 Fund

The Hartford Target Retirement 2025 Fund

The Hartford Target Retirement 2035 Fund

The Hartford Target Retirement 2040 Fund

The Hartford Target Retirement 2045 Fund

The Hartford Target Retirement 2050 Fund

The Hartford Tax-Free New York Fund

Item 25.	Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

Name	Position with Hartford Investment Financial Services, LLC	Other Business
John C. Walters	Chief Executive Officer and President

Chief Executive Officer, President and Manager of The Hartford Financial Services Group, Inc. (“The Hartford”)[1]; Chief Executive Officer, President and Director of Hartford Life Insurance Company (“HLIC”)[2]; Chief Executive Officer, Manager and President of HL Investment Advisors, LLC[3]; and Chief Executive Officer and Director and President of Hartford Life, Inc.(“HL, Inc.”)[4]

Tamara L. Fagely	Chief Financial Officer and Controller/FINOP	Chief Financial Officer and Vice President of Hartford Administrative Services Company (“HASCO”)[5] and Vice President of HLIC
Colleen B. Pernerewski	Chief Investment Advisor and Compliance Officer	Assistant Vice President of The Hartford; Chief Compliance Officer of Separate Accounts of HLIC and Chief Compliance Officer of HL Investment Advisors, LLC
William D. Wilcox	Chief Compliance Officer, AML Compliance Officer and Chief Legal Officer	Assistant Vice President of The Hartford
Robert M. Arena	Senior Vice President / Business Line Principal and Manager	Director and Senior Vice President of HASCO; Executive Vice President of HLIC; and Manager and Senior Vice President of HL Investment Advisors, LLC
Kenneth A. McCullum	Senior Vice President	Senior Vice President and Actuary of HLIC; and Senior Vice President of HL Investment Advisors, LLC
Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC and Senior Vice President of HL Investment Advisors, LLC
D. Keith Sloane	Senior Vice President	Senior Vice President of HASCO, HLIC and HL Investment Advisors, LLC
Thomas D. Jones	Vice President	Vice President of The Hartford, HLIC and HL Investment Advisors, LLC
Edward P. Macdonald	Vice President and Chief Legal Officer	Assistant Vice President of The Hartford; Assistant Vice President of HLIC; Vice President of HASCO and Vice President, Chief Legal Officer and Secretary of HL Investment Advisors, LLC
Mark Sides	Chief Legal Officer – Broker/Dealer and Secretary	Assistant Vice President of The Hartford

	John N. Giamalis	Treasurer	Senior Vice President and Treasurer of HL Inc., The Hartford, HASCO, HLIC, and HL Investment Advisors; and Treasurer of Hartford Investment Management
	Glen J. Kvadus	Assistant Secretary
	Michael J. Fixer	Assistant Treasurer and Assistant Vice President	Assistant Treasurer and Assistant Vice President of The Hartford, HASCO, HLIC, HL Inc. and HL Investment Advisors, LLC
	Marilyn Orr	Assistant Vice President	Assistant Vice President of HLIC
	Alice A. Pellegrino	Assistant Vice President	Assistant Vice President of The Hartford; Assistant Vice President HASCO, HLIC and HL Investment Advisors, LLC
	Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC and HL Investment Advisors, LLC
	Denise A. Settimi	Assistant Vice President	Chief Operating Officer and Assistant Vice President of HASCO; and Assistant Vice President of HLIC
	Kevin M. Connor	Manager	Executive Vice President of HLIC
	James Davey	Manager	Executive Vice President of HLIC
	Brian Murphy	Manager	Executive Vice President of HLIC

[1]	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
[2]	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
[3]	The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.
[4]	The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
[5]	The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.
[6]	The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

Item 27.	Principal Underwriters

Hartford Investment Financial Services, LLC (“HIFSCO”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
John C. Walters[2]	Chief Executive Officer and President	Director, President and Chief Executive Officer
Tamara L. Fagely[3]	Chief Financial Officer and Controller/FINOP	Vice President, Treasurer and Controller
Colleen B. Pernerewski[2]	Chief Investment Advisor and Compliance Officer	None
William D. Wilcox[2]	Chief Compliance Officer, AML Compliance Officer and Chief Legal Officer	None
Robert M. Arena[2]	Senior Vice President / Business Line Principal and Manager	Vice President
Kenneth A. McCullum[2]	Senior Vice President	None
Vernon J. Meyer[2]	Senior Vice President	Vice President
D. Keith Sloane[2]	Senior Vice President	None
Thomas D. Jones[2]	Vice President	Vice President and Chief Compliance Officer
Edward P. Macdonald[2]	Vice President and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer
Mark Sides[3]	Chief Legal Officer – Broker/Dealer and Secretary	None
John N. Giamalis[1]	Treasurer	None
Glen J. Kvadus[2]	Assistant Secretary	None
Michael J. Fixer[4]	Assistant Treasurer and Assistant Vice President	None
Marilyn Orr[3]	Assistant Vice President	Assistant Treasurer
Alice A. Pellegrino[2]	Assistant Vice President	Assistant Secretary
Elizabeth L. Schroeder[2]	Assistant Vice President	None

Denise A. Settimi[3]	Assistant Vice President	Vice President
Kevin M. Connor[5]	Manager	None
James Davey[2]	Manager	None
Brian Murphy[2]	Manager	None

[1]	The principal business address is 690 Asylum Avenue, Hartford, CT 06115.
[2]	The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
[3]	The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
[4]	The principal business address is One Hartford Plaza Hartford CT 06155
[5]	The principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 26th day of February, 2009.

THE HARTFORD MUTUAL FUNDS, INC.

By: /s/ John C. Walters
John C. Walters

Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John C. Walters	President,	February 26, 2009
John C. Walters	Chief Executive Officer

& Director

/s/ Tamara L. Fagely	Controller & Treasurer	February 26, 2009
Tamara L. Fagely	(Chief Accounting Officer &

Chief Financial Officer)

*	Director	February 26, 2009

Lynn S. Birdsong

*	Chairman of the Board	February 26, 2009
Robert M. Gavin, Jr.	and Director

*	Director	February 26, 2009

Duane E. Hill

*	Director	February 26, 2009

Sandra S. Jaffee

*	Director	February 26, 2009

William P. Johnston

*	Director	February 26, 2009

Lemma W. Senbet

*	Director	February 26, 2009
Thomas M. Marra

*	Director	February 26, 2009

Phillip O. Peterson

*	Director	February 26, 2009

Lowndes A. Smith

/s/ Edward P. Macdonald	February 26, 2009

* By Edward P. Macdonald

Attorney-in-fact

* Pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.

a.(xxvii)	Articles Supplementary dated November 25, 2008

a.(xxviii)	Articles Supplementary dated December 18, 2008

d.(xxv)	Amendment No. 24 Investment Management Agreement

d.(xl)	Amendment No.14 to Sub-Advisory Agreement with Wellington Management Company

d.(xl)(a)	Amendment No.15 to Sub-Advisory Agreement with Wellington Management Company

h.(xxi)	Amended and Restated Expense Limitation Agreement dated November 18, 2008

h.(xxii)	Expense Limitation Agreement dated November 18, 2008 – Target Retirement Funds

i.	Opinion and Consent of Counsel

j.	Consent of Independent Registered Public Accounting Firm

p.(iii)	Code of Ethics of Wellington Management Company, LLP

p.(v)	Code of Ethics of Metropolitan West Capital Management, LLC

q.	Power of Attorney